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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company

(Exact name of registrant as specified in charter)

909 A Street, Tacoma Washington 98402

(Address of principal executive offices) (Zip code)

Greg J. Lyons, Secretary and Chief Legal Officer

Russell Investment Company

909 A Street

Tacoma, Washington 98402

253-439-2406

(Name and address of agent for service)

Registrant's telephone number, including area code: 253-572-9500

Date of fiscal year end:      October 31

Date of reporting period:   November 1, 2009-January 31, 2010

Item 1.	Schedule of Investments

2010 QUARTERLY REPORT

Russell Funds

JANUARY 31, 2010

FUND	SHARE CLASS

U.S. Equity Funds

Russell U.S. Core Equity Fund	A, C, E, I, S, Y

Russell U.S. Quantitative Equity Fund	A, C, E, I, S, Y

Russell U.S. Growth Fund	C, E, I, S

Russell U.S. Value Fund	C, E, I, S

Russell U.S. Small & Mid Cap Fund	A, C, E, I, S, Y

International and Global Equity Funds

Russell International Developed Markets Fund	A, C, E, I, S, Y

Russell Global Equity Fund	A, C, E, S, Y

Russell Emerging Markets Fund	A, C, E, S, Y

Tax-Managed Equity Funds

Russell Tax-Managed U.S. Large Cap Fund	C, E, S

Russell Tax-Managed U.S. Mid & Small Cap Fund	C, E, S

Taxable Fixed Income Funds

Russell Strategic Bond Fund	A, C, E, I, S, Y

Russell Investment Grade Bond Fund	C, E, I, S, Y

Russell Short Duration Bond Fund	A, C, E, S, Y

Tax Exempt Fixed Income Funds

Russell Tax Exempt Bond Fund	C, E, S

Specialty Funds

Russell Real Estate Securities Fund	A, C, E, S, Y

Money Market Funds

Russell Money Market Fund	A, S

Russell Investment Company

Russell Investment Company is a series investment company with 37 different investment portfolios referred to as Funds. This Quarterly Report reports on 16 of these Funds.

Russell Investment Company

Russell Funds

Quarterly Report

January 31, 2010 (Unaudited)

Russell Investment Company - Russell Funds.

Copyright © Russell Investments 2010. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc. member FINRA, part of Russell Investments.

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 92.0%
Consumer Discretionary - 14.3%
Amazon.com, Inc. (Æ)	274,866	34,471
Apollo Group, Inc. Class A (Æ)	46,110	2,794
AutoZone, Inc. (Æ)	35,000	5,426
Avon Products, Inc.	166,300	5,012
Bed Bath & Beyond, Inc. (Æ)	437,797	16,943
Best Buy Co., Inc.	330,777	12,123
CarMax, Inc. (Æ)	151,300	3,121
Carnival Corp.	124,945	4,164
CBS Corp. Class B	1,186,067	15,336
Comcast Corp. Class A	2,053,982	31,759
Costco Wholesale Corp.	267,000	15,334
Darden Restaurants, Inc. (Ñ)	222,000	8,205
DR Horton, Inc. (Ñ)	92,000	1,085
eBay, Inc. (Æ)	585,098	13,469
Estee Lauder Cos., Inc. (The) Class A	192,786	10,125
Family Dollar Stores, Inc.	225,800	6,973
Foot Locker, Inc.	60,400	682
Ford Motor Co. (Æ)	2,428,498	26,325
Garmin, Ltd. (Ñ)	21,800	704
Hasbro, Inc.	208,890	6,382
Hertz Global Holdings, Inc. (Æ)(Ñ)	76,900	797
Home Depot, Inc.	975,249	27,317
Hyatt Hotels Corp. (Æ)	8,232	244
International Game Technology	332,608	6,100
JC Penney Co., Inc.	621,180	15,424
Johnson Controls, Inc.	420,950	11,715
Jones Apparel Group, Inc.	51,300	741
Kohl’s Corp. (Æ)	436,054	21,964
Las Vegas Sands Corp. (Æ)(Ñ)	598,400	9,275
Liberty Media Corp. - Capital Series A (Æ)	166,297	4,305
Limited Brands, Inc.	31,300	595
Lowe’s Cos., Inc.	2,383,067	51,593
Macy’s, Inc.	113,400	1,806
Magna International, Inc. Class A	189,705	10,447
Mattel, Inc.	458,253	9,037
McDonald’s Corp.	406,100	25,353
News Corp. Class A	215,000	2,711
Nike, Inc. Class B (Ñ)	263,900	16,824
NVR, Inc. (Æ)(Ñ)	23,095	15,800
Office Depot, Inc. (Æ)(Ñ)	83,800	476
priceline.com, Inc. (Æ)(Ñ)	59,843	11,690
Pulte Homes, Inc. (Æ)(Ñ)	803,903	8,457
Ross Stores, Inc.	9,600	441
Royal Caribbean Cruises, Ltd. (Æ)(Ñ)	335,000	8,740
Stanley Works (The)	195,219	10,005
Starbucks Corp. (Æ)	594,745	12,959
Starwood Hotels & Resorts Worldwide, Inc. (Ñ)(ö)	122,100	4,068
Target Corp.	457,731	23,468
Time Warner Cable, Inc.	66,276	2,889
Time Warner, Inc.	119,983	3,294
TJX Cos., Inc.	665,919	25,312
TRW Automotive Holdings Corp. (Æ)(Ñ)	16,800	387
VF Corp. (Ñ)	138,300	9,962
Viacom, Inc. Class B (Æ)	671,350	19,563

	Principal Amount ($) or Shares	Market Value $
Wal-Mart Stores, Inc.	1,184,950	63,312
Walt Disney Co. (The)	498,410	14,728

		672,232

Consumer Staples - 7.6%
Altria Group, Inc.	78,410	1,557
Archer-Daniels-Midland Co.	71,100	2,131
Bunge, Ltd.	14,600	858
Coca-Cola Co. (The)	760,250	41,243
Coca-Cola Enterprises, Inc.	60,800	1,227
Colgate-Palmolive Co.	340,893	27,282
Constellation Brands, Inc. Class A (Æ)	69,100	1,111
CVS Caremark Corp.	93,497	3,026
Diageo PLC - ADR	105,070	7,060
Dr Pepper Snapple Group, Inc.	187,300	5,181
General Mills, Inc.	210,980	15,045
Hansen Natural Corp. (Æ)(Ñ)	171,152	6,581
HJ Heinz Co.	157,500	6,872
Kellogg Co.	266,971	14,528
Kimberly-Clark Corp.	175,016	10,394
Kraft Foods, Inc. Class A	353,000	9,764
Kroger Co. (The)	248,710	5,330
Lorillard, Inc.	3,800	288
Molson Coors Brewing Co. Class B	188,231	7,906
Nestle SA - ADR	193,490	9,193
PepsiCo, Inc.	1,237,417	73,775
Philip Morris International, Inc.	473,790	21,562
Procter & Gamble Co. (The)	807,487	49,701
Reynolds American, Inc.	28,300	1,505
Smithfield Foods, Inc. (Æ)(Ñ)	182,580	2,750
SUPERVALU, Inc.	59,400	874
Tyson Foods, Inc. Class A	612,185	8,460
Walgreen Co.	426,128	15,362
Whole Foods Market, Inc. (Æ)(Ñ)	259,370	7,060

		357,626

Energy - 9.7%
Anadarko Petroleum Corp.	70,400	4,490
Apache Corp.	158,250	15,630
Arch Coal, Inc. (Ñ)	982,590	20,703
Cameron International Corp. (Æ)	321,200	12,096
Chesapeake Energy Corp. (Ñ)	1,106,038	27,408
Chevron Corp.	780,114	56,262
Cimarex Energy Co.	36,200	1,781
ConocoPhillips	375,242	18,012
Consol Energy, Inc.	264,105	12,310
Devon Energy Corp.	51,700	3,459
ENSCO International SPON - ADR	24,000	937
EOG Resources, Inc.	94,033	8,502
EQT Corp.	121,290	5,339
Exxon Mobil Corp.	442,460	28,508
Forest Oil Corp. (Æ)(Ñ)	988,385	23,840
Halliburton Co.	1,051,637	30,718
Helmerich & Payne, Inc. (Ñ)	23,800	996
Hess Corp.	338,350	19,553
Marathon Oil Corp.	484,400	14,440
Massey Energy Co. (Ñ)	64,669	2,491

Russell U.S. Core Equity Fund	3

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Nabors Industries, Ltd. (Æ)	63,000	1,405
National Oilwell Varco, Inc.	98,300	4,021
Newfield Exploration Co. (Æ)	24,600	1,204
Nexen, Inc.	49,400	1,084
Occidental Petroleum Corp.	1,042,978	81,707
Petrohawk Energy Corp. (Æ)	292,300	6,527
Rowan Cos., Inc. (Æ)(Ñ)	20,800	447
Schlumberger, Ltd.	315,400	20,015
Total SA - ADR	197,940	11,399
Transocean, Ltd. (Æ)	176,600	14,965
Valero Energy Corp.	409,098	7,536

		457,785

Financial Services - 15.7%
ACE, Ltd.	21,100	1,040
Aflac, Inc.	253,100	12,258
Allstate Corp. (The)	451,860	13,524
American Express Co.	466,060	17,552
Ameriprise Financial, Inc.	235,234	8,995
Annaly Capital Management, Inc. (ö)	848,155	14,741
AON Corp.	423,360	16,469
Assured Guaranty, Ltd.	319,804	7,247
Bank of America Corp.	3,398,592	51,591
Bank of New York Mellon Corp. (The)	418,062	12,161
BB&T Corp.	548,600	15,290
Brown & Brown, Inc.	230,965	4,065
Capital One Financial Corp.	548,098	20,203
Charles Schwab Corp. (The)	1,024,875	18,745
Chubb Corp.	132,060	6,603
Citigroup, Inc. (Æ)	766,295	2,544
Deutsche Bank AG (Ñ)	15,420	940
Fidelity National Financial, Inc. Class A	106,050	1,368
Fifth Third Bancorp	213,200	2,652
Genworth Financial, Inc. Class A (Æ)	709,550	9,820
Goldman Sachs Group, Inc. (The)	330,482	49,149
iShares Russell 1000 Value Index Fund (Ñ)	11,388	635
JPMorgan Chase & Co.	2,134,643	83,123
Lincoln National Corp.	11,600	285
Mastercard, Inc. Class A	80,037	20,001
MetLife, Inc.	775,370	27,386
MFA Financial, Inc. (ö)(Ñ)	313,425	2,307
Morgan Stanley	1,224,310	32,787
NYSE Euronext	122,900	2,877
Old Republic International Corp. (Ñ)	59,800	633
PartnerRe, Ltd. - ADR	64,231	4,791
PNC Financial Services Group, Inc.	374,570	20,762
Prudential Financial, Inc.	343,370	17,165
Public Storage (ö)	27,945	2,213
Redwood Trust, Inc. (ö)	298,340	4,266
RenaissanceRe Holdings, Ltd.	68,385	3,705
State Street Corp.	467,630	20,052
SunTrust Banks, Inc.	418,800	10,189
Travelers Cos., Inc. (The)	498,773	25,273
Unum Group	78,000	1,526
US Bancorp	969,400	24,313
Verisk Analytics, Inc. (Æ)	4,337	122
Visa, Inc.	386,612	31,714

	Principal Amount ($) or Shares	Market Value $
Wells Fargo & Co.	3,984,552	113,281
XL Capital, Ltd. Class A	66,650	1,118

		737,481

Health Care - 11.5%
Abbott Laboratories	965,250	51,100
Aetna, Inc.	43,400	1,301
Allergan, Inc.	234,200	13,466
Amgen, Inc. (Æ)	581,900	34,029
Becton Dickinson and Co.	58,200	4,387
Boston Scientific Corp. (Æ)	87,910	759
Brookdale Senior Living, Inc. (Æ)(Ñ)	249,640	4,556
CareFusion Corp. (Æ)	97,600	2,513
Cerner Corp. (Æ)	60,300	4,562
Covance, Inc. (Æ)(Ñ)	73,800	4,289
Covidien PLC	334,100	16,892
Express Scripts, Inc. Class A (Æ)	100,200	8,403
Gilead Sciences, Inc. (Æ)	451,439	21,791
Hospira, Inc. (Æ)	210,200	10,645
Intuitive Surgical, Inc. (Æ)(Ñ)	48,248	15,828
Johnson & Johnson	636,908	40,036
Life Technologies Corp. (Æ)	207,200	10,300
McKesson Corp.	124,100	7,300
Medco Health Solutions, Inc. (Æ)	113,700	6,990
Medtronic, Inc.	506,631	21,729
Merck & Co., Inc.	2,031,206	77,551
Mylan, Inc. (Æ)(Ñ)	391,210	7,132
Pfizer, Inc.	5,203,518	97,098
Sanofi-Aventis SA - ADR	552,200	20,326
Stryker Corp.	149,500	7,762
Talecris Biotherapeutics Holdings Corp. (Æ)(Ñ)	175,600	4,109
Teva Pharmaceutical Industries, Ltd. - ADR	189,400	10,743
Thermo Fisher Scientific, Inc. (Æ)	282,770	13,050
UnitedHealth Group, Inc.	302,500	9,982
WellPoint, Inc. (Æ)	64,900	4,135
Zimmer Holdings, Inc. (Æ)	121,800	6,860

		539,624

Materials and Processing - 3.7%
Agnico-Eagle Mines, Ltd.	32,700	1,657
Air Products & Chemicals, Inc.	156,092	11,857
AK Steel Holding Corp.	61,000	1,241
Ball Corp.	214,774	10,908
Dow Chemical Co. (The)	550,400	14,910
Ecolab, Inc.	79,200	3,477
EI du Pont de Nemours & Co.	448,450	14,624
Freeport-McMoRan Copper & Gold, Inc.	409,610	27,317
Masco Corp.	34,400	467
Monsanto Co.	103,600	7,861
Mosaic Co. (The)	114,096	6,105
Newmont Mining Corp.	797,045	34,161
Owens-Illinois, Inc. (Æ)	253,700	6,906
Potash Corp. of Saskatchewan, Inc.	50,900	5,057
PPG Industries, Inc.	166,190	9,752
Reliance Steel & Aluminum Co.	12,700	517
Sherwin-Williams Co. (The)	37,210	2,357

4	Russell U.S. Core Equity Fund

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Sonoco Products Co.	44,600	1,238
Steel Dynamics, Inc.	69,100	1,049
Teck Resources, Ltd. Class B (Æ)	280,100	9,193
United States Steel Corp. (Ñ)	74,500	3,310

		173,964

Producer Durables - 8.9%
3M Co.	544,678	43,841
Accenture PLC Class A	512,650	21,014
Boeing Co. (The)	130,265	7,894
Caterpillar, Inc.	793,848	41,471
CH Robinson Worldwide, Inc.	82,000	4,644
Corrections Corp. of America (Æ)	211,148	3,951
CSX Corp.	369,250	15,826
Cummins, Inc.	303,700	13,715
Danaher Corp.	156,700	11,181
Delta Air Lines, Inc. (Æ)	796,900	9,746
Dover Corp.	151,530	6,498
Eaton Corp.	62,980	3,857
Emerson Electric Co.	245,887	10,214
FedEx Corp.	63,700	4,991
Fluor Corp.	216,000	9,793
General Dynamics Corp.	186,966	12,499
General Electric Co.	1,011,100	16,258
Goodrich Corp.	174,500	10,803
Honeywell International, Inc.	882,372	34,095
Illinois Tool Works, Inc.	139,900	6,098
Ingersoll-Rand PLC	36,100	1,172
Lockheed Martin Corp.	279,720	20,845
Manpower, Inc.	64,900	3,361
Navistar International Corp. (Æ)(Ñ)	118,293	4,376
Norfolk Southern Corp.	102,400	4,819
Northrop Grumman Corp.	307,500	17,404
PACCAR, Inc. (Ñ)	173,300	6,244
Parker Hannifin Corp.	83,245	4,654
Raytheon Co.	265,258	13,907
Republic Services, Inc. Class A	160,388	4,297
SPX Corp.	19,200	1,045
SunPower Corp. (Æ)(Ñ)	234,700	4,358
Textron, Inc. (Ñ)	239,950	4,686
Thomas & Betts Corp. (Æ)(Ñ)	29,000	979
Tyco International, Ltd.	252,300	8,939
United Parcel Service, Inc. Class B	154,000	8,897
United Technologies Corp.	273,360	18,446

		416,818

Technology - 17.8%
Amphenol Corp. Class A	536,240	21,364
Analog Devices, Inc.	18,800	507
AOL, Inc. (Æ)	52,843	1,267
Apple, Inc. (Æ)	445,418	85,574
Applied Materials, Inc.	838,600	10,214
ASML Holding NV Class G	189,825	5,932
AU Optronics Corp. - ADR (Ñ)	28,501	312
Avnet, Inc. (Æ)	407,235	10,767
Baidu, Inc. - ADR (Æ)	14,400	5,929
Broadcom Corp. Class A (Æ)	703,856	18,807

	Principal Amount ($) or Shares	Market Value $
Check Point Software Technologies (Æ)	201,100	6,431
Cisco Systems, Inc. (Æ)	2,245,161	50,449
Cognizant Technology Solutions Corp. Class A (Æ)	148,200	6,470
Corning, Inc.	587,550	10,623
Cree, Inc. (Æ)	24,800	1,387
Dell, Inc. (Æ)	2,604,403	33,597
EMC Corp. (Æ)	833,069	13,887
Equinix, Inc. (Æ)(Ñ)	26,600	2,560
Google, Inc. Class A (Æ)	143,859	76,162
Hewlett-Packard Co.	1,870,943	88,065
Intel Corp.	2,650,464	51,419
International Business Machines Corp.	485,149	59,377
International Rectifier Corp. (Æ)(Ñ)	665,250	12,001
Juniper Networks, Inc. (Æ)	381,400	9,470
Lam Research Corp. (Æ)(Ñ)	346,605	11,441
Marvell Technology Group, Ltd. (Æ)	790,060	13,771
Maxim Integrated Products, Inc.	536,400	9,376
Micron Technology, Inc. (Æ)	428,200	3,734
Microsoft Corp.	1,564,683	44,093
Motorola, Inc. (Æ)	284,700	1,751
NetApp, Inc. (Æ)	142,900	4,163
Nokia OYJ - ADR (Ñ)	83,600	1,144
NVIDIA Corp. (Æ)	766,804	11,801
Oracle Corp.	875,627	20,192
Palm, Inc. (Æ)(Ñ)	437,300	4,544
QUALCOMM, Inc.	1,332,849	52,234
Research In Motion, Ltd. (Æ)	222,500	14,009
Salesforce.com, Inc. (Æ)(Ñ)	108,500	6,895
Seagate Technology	298,300	4,991
Symantec Corp. (Æ)	504,032	8,543
Teradyne, Inc. (Æ)(Ñ)	70,600	659
Texas Instruments, Inc.	1,809,197	40,707
Tyco Electronics, Ltd.	84,000	2,090
Western Digital Corp. (Æ)	24,800	942

		839,651

Utilities - 2.8%
Allegheny Energy, Inc.	768,020	16,090
Ameren Corp.	30,600	782
American Electric Power Co., Inc.	138,867	4,812
AT&T, Inc.	888,224	22,525
BCE, Inc.	385,950	9,938
CMS Energy Corp. (Ñ)	39,700	602
Dominion Resources, Inc.	7,000	262
Duke Energy Corp.	17,600	291
Edison International	21,900	730
Great Plains Energy, Inc. (Ñ)	51,300	916
NiSource, Inc. (Ñ)	58,000	827
Pepco Holdings, Inc.	69,300	1,138
PG&E Corp.	206,960	8,742
Pinnacle West Capital Corp.	24,900	892
Progress Energy, Inc. - CVO	6,400	1
Public Service Enterprise Group, Inc.	249,700	7,638
RRI Energy, Inc. (Æ)	2,995,115	14,826
Sprint Nextel Corp. (Æ)	545,800	1,790
Verizon Communications, Inc.	529,635	15,582

Russell U.S. Core Equity Fund	5

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Vodafone Group PLC - ADR	1,024,210	21,980

		130,364

Total Common Stocks (cost $4,003,067)		4,325,545

Preferred Stocks - 0.0%
Financial Services - 0.0%
Bank of America Corp.	87,500	1,322

Total Preferred Stocks (cost $1,318)		1,322

Short-Term Investments - 6.9%
Russell U.S. Cash Management Fund (£)	326,134,883	326,135

Total Short-Term Investments (cost $326,135)		326,135

Other Securities - 3.9%
Russell U.S. Cash Collateral Fund (×)	108,333,289	108,333
State Street Securities Lending Quality Trust (×)	76,431,387	76,196

Total Other Securities (cost $184,765)		184,529

Total Investments - 102.8% (identified cost $4,515,285)		4,837,531

Other Assets and Liabilities, Net - (2.8%)		(132,348)

Net Assets - 100.0%		4,705,183

See accompanying notes which are an integral part of the Quarterly Report.

6	Russell U.S. Core Equity Fund

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 1000 Mini Index	489	USD	28,734	03/10	(1,234)
S&P 500 E-Mini Index (CME)	4,485	USD	240,037	03/10	(8,497)
S&P 500 Index (CME)	300	USD	80,280	03/10	(1,595)
S&P Midcap 400 E-Mini Index (CME)	416	USD	29,174	03/10	(353)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(11,679)

Presentation of Portfolio Holdings — January 31, 2010 (Unaudited)

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$672,232	$—	$—	$672,232
Consumer Staples	357,626	—	—	357,626
Energy	457,785	—	—	457,785
Financial Services	737,481	—	—	737,481
Health Care	539,624	—	—	539,624
Materials and Processing	173,964	—	—	173,964
Producer Durables	416,818	—	—	416,818
Technology	839,651	—	—	839,651
Utilities	130,363	1	—	130,364
Preferred Stocks	1,322	—	—	1,322
Short-Term Investments	—	326,135	—	326,135
Other Securities	—	184,529	—	184,529

Total Investments	4,326,866	510,665	—	4,837,531

Other Financial Instruments
Futures Contracts	(11,679)	—	—	(11,679)

Total Other Financial Instruments*	(11,679)	—	—	(11,679)

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the Quarterly Report.

Russell U.S. Core Equity Fund	7

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 107.3%
Consumer Discretionary - 12.5%
Abercrombie & Fitch Co. Class A	10,300	325
Advance Auto Parts, Inc.	26,500	1,045
Aeropostale, Inc. (Æ)	12,400	408
Amazon.com, Inc. (Æ)(û)	51,500	6,459
American Eagle Outfitters, Inc.	36,800	585
Apollo Group, Inc. Class A (Æ)(û)	87,928	5,328
Autoliv, Inc. (Æ)	63,836	2,733
AutoNation, Inc. (Æ)	66,098	1,190
AutoZone, Inc. (Æ)	6,900	1,070
Avon Products, Inc.	21,100	636
Barnes & Noble, Inc.	18,710	327
Bed Bath & Beyond, Inc. (Æ)	19,200	743
Best Buy Co., Inc. (û)	337,453	12,368
Big Lots, Inc. (Æ)	9,803	278
BJ’s Wholesale Club, Inc. (Æ)	122,900	4,153
Bob Evans Farms, Inc.	56,700	1,582
BorgWarner, Inc. (Æ)	23,700	832
Brinker International, Inc.	109,300	1,784
Cablevision Systems Corp. Class A	50,500	1,295
CarMax, Inc. (Æ)	77,500	1,599
Carnival Corp.	436,469	14,548
CBS Corp. Class B	25,600	331
Central European Distribution Corp. (Æ)	4,600	147
Chico’s FAS, Inc. (Æ)	13,200	169
Chipotle Mexican Grill, Inc. Class A (Æ)	9,500	916
Cinemark Holdings, Inc.	44,700	634
Coach, Inc. (û)	268,900	9,379
Columbia Sportswear Co.	16,700	691
Comcast Corp. Class A (û)	1,623,385	25,639
Costco Wholesale Corp. (û)	149,078	8,562
Cracker Barrel Old Country Store, Inc.	51,387	1,899
Darden Restaurants, Inc.	202,200	7,473
Dick’s Sporting Goods, Inc. (Æ)	27,500	615
DIRECTV, Inc. (Æ)(û)	437,409	13,275
Discovery Communications, Inc. (Æ)	55,600	1,460
DISH Network Corp. Class A	602,783	11,007
Dollar Tree, Inc. (Æ)	170,529	8,445
DreamWorks Animation SKG, Inc. Class A (Æ)	4,600	179
eBay, Inc. (Æ)(û)	439,663	10,121
Estee Lauder Cos., Inc. (The) Class A	129,600	6,807
Expedia, Inc. (Æ)(û)	469,553	10,053
Family Dollar Stores, Inc.	103,000	3,181
Fastenal Co.	1,200	50
Federal Mogul Corp. (Æ)	46,161	756
Foot Locker, Inc.	325,116	3,671
Ford Motor Co. (Æ)(û)	570,000	6,179
Gannett Co., Inc.	19,800	320
Gap, Inc. (The) (û)	804,583	15,351
Garmin, Ltd. (û)	276,000	8,918
Gentex Corp.	50,934	976
Goodyear Tire & Rubber Co. (The) (Æ)	27,900	372
Group 1 Automotive, Inc. (Æ)	54,700	1,586
H&R Block, Inc.	130,000	2,798
Hanesbrands, Inc. (Æ)	11,600	266

	Principal Amount ($) or Shares	Market Value $
Harley-Davidson, Inc.	8,900	202
Harman International Industries, Inc.	152,582	5,424
Hertz Global Holdings, Inc. (Æ)	19,700	204
Home Depot, Inc.	111,100	3,112
IAC/InterActiveCorp (Æ)	29,900	600
International Game Technology	69,700	1,278
Interpublic Group of Cos., Inc. (Æ)	26,000	168
Jarden Corp.	123,000	3,749
JC Penney Co., Inc.	51,140	1,270
John Wiley & Sons, Inc. Class A	28,191	1,177
Johnson Controls, Inc.	72,657	2,022
KB Home	9,700	148
Kohl’s Corp. (Æ)	55,979	2,820
Lamar Advertising Co. Class A (Æ)	6,500	186
Las Vegas Sands Corp. (Æ)	13,000	201
Leggett & Platt, Inc.	14,303	261
Lennar Corp. Class A	18,600	286
Liberty Global, Inc. Class A (Æ)(û)	145,800	3,700
Liberty Media Corp. - Capital Series A (Æ)	25,000	647
Liberty Media Corp. - Interactive (Æ)	99,654	1,034
Liberty Media Corp. - Starz Series A (Æ)	24,850	1,165
Limited Brands, Inc.	449,293	8,546
Lowe’s Cos., Inc.	17,900	388
Macy’s, Inc.	405,400	6,458
Marriott International, Inc. Class A	83,355	2,186
Mattel, Inc.	832,700	16,421
McDonald’s Corp.	46,900	2,928
McGraw-Hill Cos., Inc. (The)	57,600	2,042
MDC Holdings, Inc.	3,000	101
MGM Mirage (Æ)	44,200	489
NetFlix, Inc. (Æ)	45,221	2,815
Newell Rubbermaid, Inc.	23,200	315
News Corp. Class A	184,051	2,321
News Corp. Class B	15,427	226
Nike, Inc. Class B	15,853	1,011
Nordstrom, Inc.	15,792	545
Nu Skin Enterprises, Inc. Class A	18,300	425
NVR, Inc. (Æ)	3,005	2,056
O’Reilly Automotive, Inc. (Æ)	44,500	1,682
Office Depot, Inc. (Æ)	135,610	770
Omnicom Group, Inc.	160,590	5,669
Panera Bread Co. Class A (Æ)	67,750	4,839
Penn National Gaming, Inc. (Æ)	19,600	529
PetSmart, Inc.	49,347	1,271
PF Chang’s China Bistro, Inc. (Æ)	75,000	2,895
Phillips-Van Heusen Corp.	3,800	149
Polo Ralph Lauren Corp. Class A (û)	57,400	4,707
priceline.com, Inc. (Æ)	4,400	860
RadioShack Corp.	104,700	2,044
Rent-A-Center, Inc. Class A (Æ)	115,100	2,302
Ross Stores, Inc.	315,838	14,506
Royal Caribbean Cruises, Ltd. (Æ)	7,700	201
Scripps Networks Interactive, Inc.	79,511	3,395
Sears Holdings Corp. (Æ)	1,200	112
Service Corp. International	93,400	716
Signet Jewelers, Ltd. (Æ)	20,900	572
Stanley Works (The)	4,700	241

8	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Staples, Inc.	37,400	877
Starbucks Corp. (Æ)	496,820	10,826
Starwood Hotels & Resorts Worldwide, Inc. (ö)	6,100	203
Target Corp.	108,500	5,563
Tech Data Corp. (Æ)	77,407	3,154
Thor Industries, Inc.	8,223	261
Tiffany & Co.	3,800	154
Time Warner Cable, Inc. (û)	160,460	6,994
Time Warner, Inc. (û)	2,470,377	67,812
TJX Cos., Inc. (û)	382,040	14,521
TRW Automotive Holdings Corp. (Æ)	13,300	306
Tupperware Brands Corp.	53,938	2,290
Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	30,500	592
United Stationers, Inc. (Æ)	14,200	775
Urban Outfitters, Inc. (Æ)	27,000	852
Valassis Communications, Inc. (Æ)	101,000	2,114
VF Corp.	7,800	562
Viacom, Inc. Class B (Æ)	282,642	8,236
Virgin Media, Inc.	63,400	900
WABCO Holdings, Inc.	13,600	352
Wal-Mart Stores, Inc.	569,639	30,436
Walt Disney Co. (The)	109,425	3,233
Washington Post Co. (The) Class B	912	396
Wendy’s/Arby’s Group, Inc.	62,900	290
WESCO International, Inc. (Æ)	68,700	1,904
Western Union Co. (The)	236,400	4,383
Whirlpool Corp.	91,716	6,895
Williams-Sonoma, Inc.	87,881	1,668
WMS Industries, Inc. (Æ)	20,200	749
Wolverine World Wide, Inc.	20,600	545
Wyndham Worldwide Corp.	5,000	105
Wynn Resorts, Ltd. Class T (Æ)	3,000	186
Yum! Brands, Inc.	20,500	701

		526,736

Consumer Staples - 9.5%
Altria Group, Inc.	84,242	1,673
Archer-Daniels-Midland Co. (û)	2,005,366	60,101
Bunge, Ltd.	80,100	4,709
Campbell Soup Co. (û)	231,173	7,654
Casey’s General Stores, Inc.	90,400	2,774
Chiquita Brands International, Inc. (Æ)	24,900	365
Church & Dwight Co., Inc.	62,601	3,774
Coca-Cola Co. (The)	319,432	17,329
Coca-Cola Enterprises, Inc. (û)	427,209	8,625
Colgate-Palmolive Co.	44,530	3,564
ConAgra Foods, Inc. (û)	848,900	19,304
CVS Caremark Corp.	215,692	6,982
Dean Foods Co. (Æ)	126,700	2,234
Del Monte Foods Co.	84,100	957
Dr Pepper Snapple Group, Inc.	28,400	786
Energizer Holdings, Inc. (Æ)	96,900	5,378
General Mills, Inc.	10,700	763
Green Mountain Coffee Roasters, Inc. (Æ)	12,100	1,026
Hansen Natural Corp. (Æ)	57,111	2,196
Herbalife, Ltd.	36,395	1,414
Hershey Co. (The)	58,959	2,148

	Principal Amount ($) or Shares	Market Value $
HJ Heinz Co.	15,900	694
Hormel Foods Corp.	44,202	1,711
JM Smucker Co. (The)	27,923	1,677
Kellogg Co.	17,000	925
Kimberly-Clark Corp. (û)	891,348	52,937
Kraft Foods, Inc. Class A	39,600	1,095
Kroger Co. (The) (û)	589,100	12,624
Lorillard, Inc.	121,210	9,176
Mead Johnson Nutrition Co.	3,500	158
Molson Coors Brewing Co. Class B	133,200	5,594
NBTY, Inc. (Æ)	23,200	1,033
Pepsi Bottling Group, Inc.	45,000	1,674
PepsiAmericas, Inc.	16,400	476
PepsiCo, Inc. (û)	225,754	13,459
Philip Morris International, Inc.	340,265	15,486
Procter & Gamble Co. (The) (û)	764,035	47,026
Reynolds American, Inc. (û)	121,700	6,474
Safeway, Inc. (û)	679,000	15,244
Sara Lee Corp.	338,600	4,111
Smithfield Foods, Inc. (Æ)	31,400	473
SUPERVALU, Inc.	11,200	165
Sysco Corp. (û)	1,303,900	36,496
Tyson Foods, Inc. Class A	524,721	7,252
Walgreen Co.	287,521	10,365
Whole Foods Market, Inc. (Æ)	38,300	1,043

		401,124

Energy - 10.8%
Alpha Natural Resources, Inc. (Æ)	7,738	314
Anadarko Petroleum Corp.	29,800	1,901
Apache Corp. (û)	134,400	13,275
Arch Coal, Inc.	10,784	227
Atwood Oceanics, Inc. (Æ)	8,600	288
Baker Hughes, Inc.	73,575	3,331
BJ Services Co.	38,900	804
Cabot Oil & Gas Corp.	27,500	1,052
Cameron International Corp. (Æ)	15,000	565
Chesapeake Energy Corp.	18,100	449
Chevron Corp. (û)	703,588	50,743
Cimarex Energy Co.	68,210	3,357
Concho Resources, Inc. (Æ)	11,700	525
ConocoPhillips (û)	1,027,112	49,301
Consol Energy, Inc.	800	37
Devon Energy Corp.	184,176	12,323
Diamond Offshore Drilling, Inc.	7,200	659
Dresser-Rand Group, Inc. (Æ)	20,000	592
El Paso Corp.	44,900	456
Encore Acquisition Co. (Æ)	6,800	324
ENSCO International PLC - ADR	121,400	4,738
EOG Resources, Inc.	11,100	1,004
EQT Corp.	69,000	3,037
EXCO Resources, Inc.	62,719	1,100
Exterran Holdings, Inc. (Æ)	49,435	1,003
Exxon Mobil Corp. (û)	1,762,021	113,527
First Solar, Inc. (Æ)	1,400	159
FMC Technologies, Inc. (Æ)	10,100	537
Frontier Oil Corp.	184,486	2,299

Russell U.S. Quantitative Equity Fund	9

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Halliburton Co.	188,313	5,501
Helix Energy Solutions Group, Inc. (Æ)	61,869	656
Hess Corp.	40,578	2,345
Holly Corp.	64,000	1,670
Marathon Oil Corp. (û)	575,500	17,156
Massey Energy Co.	6,300	243
Murphy Oil Corp. (û)	279,988	14,302
Nabors Industries, Ltd. (Æ)	219,700	4,899
National Oilwell Varco, Inc. (û)	197,600	8,082
Newfield Exploration Co. (Æ)	150,500	7,365
Noble Corp.	106,600	4,298
Noble Energy, Inc.	15,000	1,109
Occidental Petroleum Corp. (û)	565,760	44,322
Oceaneering International, Inc. (Æ)	15,000	820
Oil States International, Inc. (Æ)	6,565	242
Patterson-UTI Energy, Inc.	4,100	63
Peabody Energy Corp.	567,100	23,886
Petrohawk Energy Corp. (Æ)	15,700	351
Pioneer Natural Resources Co.	4,900	215
Plains Exploration & Production Co. (Æ)	5,100	170
Quicksilver Resources, Inc. (Æ)	10,700	142
Range Resources Corp.	18,300	842
Rosetta Resources, Inc. (Æ)	71,220	1,464
Rowan Cos., Inc. (Æ)	261,080	5,608
SandRidge Energy, Inc. (Æ)	31,200	264
Schlumberger, Ltd.	110,948	7,041
SEACOR Holdings, Inc. (Æ)	5,500	386
Southwestern Energy Co. (Æ)	259,200	11,114
Spectra Energy Corp.	9,300	198
St. Mary Land & Exploration Co.	3,500	112
Tesoro Corp.	291,485	3,644
Unit Corp. (Æ)	6,300	287
Valero Energy Corp. (û)	375,400	6,915
Walter Energy, Inc. Class A	44,400	2,882
Whiting Petroleum Corp. (Æ)	1,500	100
Williams Cos., Inc. (The)	22,700	473
XTO Energy, Inc.	105,317	4,694

		451,788

Financial Services - 17.8%
Affiliated Managers Group, Inc. (Æ)	6,000	363
Aflac, Inc. (û)	231,900	11,231
Alliance Data Systems Corp. (Æ)	5,000	297
Allied World Assurance Co. Holdings, Ltd.	14,900	667
Allstate Corp. (The) (û)	1,524,705	45,634
American Express Co.	56,000	2,109
American Financial Group, Inc.	80,600	2,000
American International Group, Inc. (Æ)	33,500	812
AmeriCredit Corp. (Æ)	135,154	2,834
Ameriprise Financial, Inc.	27,500	1,052
Annaly Capital Management, Inc. (ö)	46,900	815
Arch Capital Group, Ltd. (Æ)	69,700	4,986
Aspen Insurance Holdings, Ltd.	155,500	4,141
Associated Banc-Corp.	10,300	131
Assurant, Inc.	223,170	7,014
AvalonBay Communities, Inc. (ö)	48,446	3,712
Axis Capital Holdings, Ltd.	242,579	6,986

	Principal Amount ($) or Shares	Market Value $
BancorpSouth, Inc.	6,300	144
Bank of America Corp.	702,823	10,669
Bank of New York Mellon Corp. (The)	332,386	9,669
BB&T Corp. (û)	445,745	12,423
BlackRock, Inc. Class A (û)	33,038	7,064
Boston Properties, Inc. (ö)	3,100	201
Brandywine Realty Trust (ö)	39,700	446
Broadridge Financial Solutions, Inc.	65,800	1,429
Camden Property Trust (ö)	91,517	3,548
Capital One Financial Corp. (û)	398,368	14,684
CB Richard Ellis Group, Inc. Class A (Æ)	58,400	718
Charles Schwab Corp. (The)	27,200	498
Chubb Corp. (û)	618,890	30,945
Cincinnati Financial Corp.	9,700	256
Citigroup, Inc. (Æ)	1,209,801	4,017
City National Corp.	1,100	54
CME Group, Inc. Class A	16,600	4,761
CNA Financial Corp. (Æ)	159,500	3,747
Comerica, Inc.	82,200	2,837
Cullen/Frost Bankers, Inc.	50,000	2,566
Digital Realty Trust, Inc. (ö)	176,500	8,472
Discover Financial Services	662,101	9,058
Dun & Bradstreet Corp.	1,700	134
Eaton Vance Corp.	48,780	1,405
Endurance Specialty Holdings, Ltd.	121,597	4,380
Equity Residential (ö)	4,300	138
Everest Re Group, Ltd.	68,036	5,833
Factset Research Systems, Inc.	12,800	806
Federal Realty Investment Trust (ö)	2,300	148
Federated Investors, Inc. Class B	76,730	1,947
Fidelity National Financial, Inc. Class A	2,900	37
Fidelity National Information Services, Inc.	96,700	2,278
Fifth Third Bancorp (û)	835,500	10,394
First American Corp.	14,800	438
First Horizon National Corp. (Æ)	33,398	433
Fiserv, Inc. (Æ)	32,700	1,473
Franklin Resources, Inc. (û)	116,514	11,538
Genworth Financial, Inc. Class A (Æ)	1,066,700	14,763
Global Payments, Inc.	62,870	2,798
Goldman Sachs Group, Inc. (The) (û)	282,100	41,954
Greenhill & Co., Inc.	3,100	241
Hartford Financial Services Group, Inc.	51,500	1,236
HCC Insurance Holdings, Inc.	9,900	268
HCP, Inc. (ö)	20,200	573
Health Care REIT, Inc. (ö)	54,432	2,341
Hospitality Properties Trust (ö)	2,900	64
Host Hotels & Resorts, Inc. (Æ)(ö)	66,624	706
HRPT Properties Trust (ö)	103,800	692
Hudson City Bancorp, Inc. (û)	2,259,076	29,978
Huntington Bancshares, Inc.	265,000	1,269
IntercontinentalExchange, Inc. (Æ)	8,900	850
Invesco, Ltd.	41,600	803
Investment Technology Group, Inc. (Æ)	112,273	2,302
Jefferies Group, Inc.	37,400	955
Jones Lang LaSalle, Inc.	5,100	291
JPMorgan Chase & Co. (û)	1,636,770	63,736
KeyCorp	63,300	455

10	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Lazard, Ltd. Class A	16,300	628
Legg Mason, Inc.	4,200	108
Lender Processing Services, Inc.	12,000	465
Liberty Property Trust (ö)	17,400	529
Lincoln National Corp.	110,700	2,721
Loews Corp.	59,900	2,143
M&T Bank Corp.	6,100	450
Macerich Co. (The) (ö)	8,700	268
Mack-Cali Realty Corp. (ö)	2,300	75
Marshall & Ilsley Corp.	116,400	804
Mastercard, Inc. Class A	6,700	1,674
MetLife, Inc. (û)	153,661	5,427
Moody’s Corp. (û)	327,626	9,039
Morgan Stanley	44,600	1,194
MSCI, Inc. Class A (Æ)	27,100	801
NASDAQ OMX Group, Inc. (The) (Æ)	142,700	2,567
Nationwide Health Properties, Inc. (ö)	4,500	148
Northern Trust Corp. (û)	152,441	7,701
NYSE Euronext (û)	692,382	16,209
Old Republic International Corp.	250,934	2,657
PartnerRe, Ltd. - ADR	97,254	7,254
People’s United Financial, Inc.	100,100	1,619
PNC Financial Services Group, Inc. (û)	206,689	11,457
Principal Financial Group, Inc.	34,800	802
Progressive Corp. (The) (û)	376,700	6,246
Protective Life Corp.	161,300	2,718
Prudential Financial, Inc. (û)	200,467	10,021
Public Storage (ö)	428,895	33,960
Raymond James Financial, Inc.	8,700	220
Rayonier, Inc. (ö)	49,326	2,069
Regions Financial Corp.	74,600	474
RenaissanceRe Holdings, Ltd.	54,707	2,964
SEI Investments Co.	94,228	1,669
Senior Housing Properties Trust (ö)	25,100	523
Simon Property Group, Inc. (ö)	143,439	10,328
SL Green Realty Corp. (ö)	9,100	414
SLM Corp. (Æ)	73,700	776
St. Joe Co. (The) (Æ)	9,900	257
StanCorp Financial Group, Inc.	21,643	930
State Street Corp.	45,300	1,943
SunTrust Banks, Inc.	23,700	577
T Rowe Price Group, Inc. (û)	233,645	11,594
Taubman Centers, Inc. (ö)	4,700	149
TCF Financial Corp.	18,800	275
TD Ameritrade Holding Corp. (Æ)	22,200	394
Torchmark Corp.	4,100	184
Total System Services, Inc.	88,300	1,264
Transatlantic Holdings, Inc.	83,100	4,129
Travelers Cos., Inc. (The) (û)	839,930	42,559
UDR, Inc. (ö)	11,200	174
Unitrin, Inc.	9,839	214
Unum Group	1,617,547	31,655
US Bancorp	559,637	14,036
Ventas, Inc. (ö)	8,000	338
Verisk Analytics, Inc. (Æ)	6,300	177
Visa, Inc.	127,900	10,492
Waddell & Reed Financial, Inc. Class A	23,300	730

	Principal Amount ($) or Shares	Market Value $
Wells Fargo & Co. (û)	1,460,522	41,523
White Mountains Insurance Group, Ltd.	600	192
XL Capital, Ltd. Class A	287,500	4,821
Zions Bancorporation	55,100	1,045

		749,421

Health Care - 15.8%
Abbott Laboratories	53,100	2,811
Aetna, Inc. (û)	305,875	9,167
Allergan, Inc.	18,800	1,081
Allscripts-Misys Healthcare Solutions, Inc. (Æ)	19,100	314
AMERIGROUP Corp. Class A (Æ)	99,800	2,540
AmerisourceBergen Corp. Class A (û)	1,325,627	36,137
Amgen, Inc. (Æ)(û)	692,019	40,469
Amylin Pharmaceuticals, Inc. (Æ)	14,100	254
Baxter International, Inc.	20,243	1,166
Beckman Coulter, Inc.	74,200	4,850
Becton Dickinson and Co. (û)	61,794	4,657
Biogen Idec, Inc. (Æ)(û)	100,400	5,395
Boston Scientific Corp. (Æ)(û)	1,025,707	8,852
Bristol-Myers Squibb Co.	169,057	4,118
Cardinal Health, Inc. (û)	1,154,754	38,188
CareFusion Corp. (Æ)	173,338	4,463
Celgene Corp. (Æ)	24,477	1,390
Centene Corp. (Æ)	71,900	1,384
Cephalon, Inc. (Æ)	28,947	1,848
Cerner Corp. (Æ)	12,600	953
Charles River Laboratories International, Inc. (Æ)	23,800	865
Cigna Corp.	37,100	1,253
Community Health Systems, Inc. (Æ)	11,200	365
Cooper Cos., Inc. (The)	4,700	166
Covance, Inc. (Æ)	11,300	657
Coventry Health Care, Inc. (Æ)	429,301	9,822
Covidien PLC	475,714	24,052
Dendreon Corp. (Æ)	46,900	1,299
Edwards Lifesciences Corp. (Æ)	11,600	1,040
Eli Lilly & Co. (û)	1,383,884	48,713
Emergency Medical Services Corp. Class A (Æ)	15,400	809
Express Scripts, Inc. Class A (Æ)	7,700	646
Forest Laboratories, Inc. (Æ)(û)	1,844,295	54,665
Genzyme Corp. (Æ)	18,239	990
Gilead Sciences, Inc. (Æ)(û)	395,776	19,104
Health Management Associates, Inc. Class A (Æ)	52,100	346
Health Net, Inc. (Æ)	185,800	4,507
Healthspring, Inc. (Æ)	12,688	221
Henry Schein, Inc. (Æ)	3,000	162
Hill-Rom Holdings, Inc.	99,433	2,324
Hologic, Inc. (Æ)	24,600	371
Hospira, Inc. (Æ)	21,800	1,104
Humana, Inc. (Æ)	676,807	32,906
Idexx Laboratories, Inc. (Æ)	10,400	546
IMS Health, Inc.	10,000	216
Intuitive Surgical, Inc. (Æ)	2,200	722

Russell U.S. Quantitative Equity Fund	11

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Inverness Medical Innovations, Inc. (Æ)	17,000	686
Johnson & Johnson (û)	820,028	51,547
Kinetic Concepts, Inc. (Æ)	73,900	3,051
King Pharmaceuticals, Inc. (Æ)	621,790	7,468
Laboratory Corp. of America Holdings (Æ)	1,100	78
Life Technologies Corp. (Æ)	26,100	1,297
LifePoint Hospitals, Inc. (Æ)	4,200	126
Magellan Health Services, Inc. (Æ)	61,033	2,410
McKesson Corp. (û)	335,473	19,733
Medco Health Solutions, Inc. (Æ)	71,781	4,413
Mednax, Inc. (Æ)	19,400	1,103
Medtronic, Inc.	527,600	22,629
Merck & Co., Inc.	153,131	5,847
Millipore Corp. (Æ)	5,500	379
Mylan, Inc. (Æ)	421,200	7,678
Owens & Minor, Inc.	27,159	1,089
Par Pharmaceutical Cos., Inc. (Æ)	88,205	2,322
Patterson Cos., Inc. (Æ)	13,100	374
PDL BioPharma, Inc.	395,128	2,529
PerkinElmer, Inc.	16,600	334
Pfizer, Inc.	3,271,876	61,053
Quest Diagnostics, Inc.	98,800	5,500
ResMed, Inc. (Æ)	2,700	138
St. Jude Medical, Inc. (Æ)	17,700	668
Stryker Corp.	24,780	1,287
Tenet Healthcare Corp. (Æ)	92,900	515
Thermo Fisher Scientific, Inc. (Æ)	6,200	286
United Therapeutics Corp. (Æ)	3,700	220
UnitedHealth Group, Inc. (û)	776,937	25,639
Universal American Corp. (Æ)	40,492	541
Universal Health Services, Inc. Class B	189,500	5,526
Vertex Pharmaceuticals, Inc. (Æ)	1,300	50
Watson Pharmaceuticals, Inc. Class B (Æ)	37,575	1,442
WebMD Health Corp. Class A (Æ)	20,843	812
WellPoint, Inc. (Æ)(û)	654,342	41,695
Zimmer Holdings, Inc. (Æ)	127,400	7,175

		665,548

Materials and Processing - 3.3%
Air Products & Chemicals, Inc.	32,400	2,461
Albemarle Corp.	29,800	1,064
Alcoa, Inc.	367,076	4,673
Allegheny Technologies, Inc.	3,200	131
Armstrong World Industries, Inc. (Æ)	35,569	1,296
Ashland, Inc.	87,700	3,544
Ball Corp.	33,900	1,722
Beacon Roofing Supply, Inc. (Æ)	70,300	1,181
Bemis Co., Inc.	3,500	98
Cabot Corp.	5,400	139
Celanese Corp. Class A	10,000	291
CF Industries Holdings, Inc.	19,638	1,824
Commercial Metals Co.	700	10
Compass Minerals International, Inc.	2,300	145
Crown Holdings, Inc. (Æ)	66,000	1,571
Cytec Industries, Inc.	42,700	1,593
Dow Chemical Co. (The)	144,001	3,901
Eagle Materials, Inc.	14,600	333

	Principal Amount ($) or Shares	Market Value $
Eastman Chemical Co.	48,593	2,747
Ecolab, Inc. (û)	172,700	7,582
EI du Pont de Nemours & Co.	455,117	14,841
FMC Corp.	2,600	132
Freeport-McMoRan Copper & Gold, Inc. Class B	43,133	2,877
General Cable Corp. (Æ)	46,600	1,356
Greif, Inc. Class A	17,200	832
Huntsman Corp.	465,454	5,674
International Flavors & Fragrances, Inc.	85,813	3,413
International Paper Co.	426,527	9,772
Lennox International, Inc.	44,072	1,684
Lubrizol Corp.	248,235	18,292
Masco Corp.	37,578	510
MeadWestvaco Corp.	70,439	1,695
Monsanto Co.	26,590	2,018
NewMarket Corp.	8,300	749
Newmont Mining Corp.	79,397	3,403
Nucor Corp.	43,516	1,775
Owens-Illinois, Inc. (Æ)	171,300	4,663
Packaging Corp. of America	22,740	501
PPG Industries, Inc.	12,300	722
Praxair, Inc.	18,700	1,408
Precision Castparts Corp.	8,600	905
Reliance Steel & Aluminum Co.	138,114	5,627
Rock-Tenn Co. Class A	27,720	1,183
RPM International, Inc.	48,000	898
Schnitzer Steel Industries, Inc. Class A	55,984	2,267
Scotts Miracle-Gro Co. (The) Class A	18,813	747
Sealed Air Corp.	53,500	1,061
Sherwin-Williams Co. (The)	15,300	969
Sigma-Aldrich Corp.	1,800	86
Silgan Holdings, Inc.	40,350	2,092
Sonoco Products Co.	7,200	200
Southern Copper Corp. (û)	272,800	7,265
Temple-Inland, Inc.	39,000	677
Terra Industries, Inc.	6,000	190
Timken Co.	29,519	661
Universal Forest Products, Inc.	34,507	1,171
Valmont Industries, Inc.	2,300	160
Valspar Corp.	16,600	440
Weyerhaeuser Co.	4,200	168

		139,390

Producer Durables - 11.9%
3M Co. (û)	296,671	23,879
Accenture PLC Class A	209,345	8,581
Aecom Technology Corp. (Æ)	21,000	566
AGCO Corp. (Æ)	112,000	3,462
Agilent Technologies, Inc. (Æ)	23,200	650
Alaska Air Group, Inc. (Æ)	65,600	2,056
Alexander & Baldwin, Inc.	4,500	144
AO Smith Corp.	39,725	1,691
Arkansas Best Corp.	77,700	1,751
Automatic Data Processing, Inc.	13,900	567
BE Aerospace, Inc. (Æ)	7,300	164
Boeing Co. (The) (û)	141,700	8,587

12	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Brink’s Co. (The)	10,000	234
Brink’s Home Security Holdings, Inc. (Æ)	18,900	775
Bucyrus International, Inc. Class A	3,400	178
Burlington Northern Santa Fe Corp.	17,600	1,755
Carlisle Cos., Inc.	10,400	349
Caterpillar, Inc.	34,820	1,819
CH Robinson Worldwide, Inc.	67,100	3,800
Cintas Corp.	6,700	168
Con-way, Inc.	66,398	1,900
Convergys Corp. (Æ)	179,200	1,917
Cooper Industries PLC	87,300	3,745
Copa Holdings SA Class A	21,952	1,141
Corrections Corp. of America (Æ)	32,700	612
Crane Co.	56,900	1,737
CSX Corp.	20,400	874
Cummins, Inc. (û)	118,827	5,366
Deere & Co. (û)	187,567	9,369
Dover Corp. (û)	210,600	9,031
DynCorp International, Inc. Class A (Æ)	32,000	384
Eaton Corp.	108,950	6,672
EMCOR Group, Inc. (Æ)	130,200	3,133
Emerson Electric Co.	159,037	6,606
Expeditors International of Washington, Inc.	1,600	55
FedEx Corp. (û)	215,771	16,906
Flowserve Corp.	7,500	676
Fluor Corp.	166,000	7,526
Gardner Denver, Inc.	8,500	339
General Dynamics Corp.	84,500	5,649
General Electric Co.	1,328,376	21,360
Goodrich Corp.	88,300	5,467
Harsco Corp.	26,200	780
Hewitt Associates, Inc. Class A (Æ)	97,100	3,834
Honeywell International, Inc.	98,529	3,807
Illinois Tool Works, Inc.	148,985	6,494
Ingersoll-Rand PLC	51,514	1,672
Iron Mountain, Inc. (Æ)	29,000	663
ITT Corp.	58,182	2,811
Jacobs Engineering Group, Inc. (Æ)	1,400	53
JB Hunt Transport Services, Inc.	4,200	129
Joy Global, Inc.	2,700	124
Kansas City Southern (Æ)	4,500	134
KBR, Inc.	327,000	6,125
Kirby Corp. (Æ)	9,100	295
L-3 Communications Holdings, Inc. (û)	189,389	15,784
Lexmark International, Inc. Class A (Æ)	272,585	7,030
Lockheed Martin Corp. (û)	223,154	16,629
Manpower, Inc.	211,111	10,933
McDermott International, Inc. (Æ)	5,100	120
Mettler-Toledo International, Inc. (Æ)	2,000	195
Monster Worldwide, Inc. (Æ)	29,900	466
Nalco Holding Co.	20,100	474
Navistar International Corp. (Æ)	11,385	421
Nordson Corp.	9,500	537
Norfolk Southern Corp.	2,900	136
Northrop Grumman Corp. (û)	1,205,327	68,222
Oshkosh Corp.	13,700	494

	Principal Amount ($) or Shares	Market Value $
PACCAR, Inc.	26,424	952
Parker Hannifin Corp.	6,600	369
Paychex, Inc.	1,400	41
Pitney Bowes, Inc.	4,200	88
Quanta Services, Inc. (Æ)	29,700	541
Raytheon Co. (û)	969,264	50,819
Robert Half International, Inc.	30,544	822
Rockwell Automation, Inc.	86,403	4,168
Rockwell Collins, Inc.	22,000	1,170
Roper Industries, Inc.	3,000	150
RR Donnelley & Sons Co.	98,163	1,946
Shaw Group, Inc. (The) (Æ)	600	19
Skywest, Inc.	98,700	1,444
Spirit Aerosystems Holdings, Inc. Class A (Æ)	26,700	573
SPX Corp.	3,000	163
SYKES Enterprises, Inc. (Æ)	7,200	173
TeleTech Holdings, Inc. (Æ)	47,600	906
Terex Corp. (Æ)	3,700	72
Textron, Inc.	13,700	268
Thomas & Betts Corp. (Æ)	12,900	436
Tidewater, Inc.	55,500	2,599
Toro Co.	42,985	1,674
Towers Watson & Co. Class A	13,200	576
TransDigm Group, Inc.	3,000	145
Trinity Industries, Inc.	26,524	415
Triumph Group, Inc.	12,300	626
Tutor Perini Corp. (Æ)	39,542	754
Tyco International, Ltd.	907,500	32,153
Unifirst Corp.	5,900	296
Union Pacific Corp. (û)	169,800	10,273
United Parcel Service, Inc. Class B	234,003	13,518
United Technologies Corp. (û)	627,494	42,343
URS Corp. (Æ)	37,683	1,691
UTi Worldwide, Inc.	113,700	1,561
Waste Management, Inc.	21,200	679
Waters Corp. (Æ)	3,100	177
Werner Enterprises, Inc.	83,395	1,650
World Fuel Services Corp.	15,800	380
WW Grainger, Inc.	19,100	1,896
Zebra Technologies Corp. Class A (Æ)	25,700	671

		499,200

Technology - 18.6%
Activision Blizzard, Inc. (Æ)	30,200	307
Adobe Systems, Inc. (Æ)(û)	172,848	5,583
Advanced Micro Devices, Inc. (Æ)	43,000	321
Affiliated Computer Services, Inc. Class A (Æ)	44,700	2,750
Akamai Technologies, Inc. (Æ)	6,600	163
Altera Corp.	27,000	576
Amdocs, Ltd. (Æ)	175,300	5,012
Amphenol Corp. Class A	127,700	5,088
Analog Devices, Inc.	43,400	1,170
AOL, Inc. (Æ)	32,627	782
Apple, Inc. (Æ)	35,500	6,820
Applied Materials, Inc.	28,700	349

Russell U.S. Quantitative Equity Fund	13

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Arris Group, Inc. (Æ)	128,900	1,294
Arrow Electronics, Inc. (Æ)	129,564	3,404
Avnet, Inc. (Æ)	450,061	11,900
Benchmark Electronics, Inc. (Æ)	62,208	1,133
BMC Software, Inc. (Æ)	59,700	2,307
Broadcom Corp. Class A (Æ)	165,900	4,433
Brocade Communications Systems, Inc. (Æ)	40,000	275
CA, Inc.	7,000	154
CACI International, Inc. Class A (Æ)	18,900	907
Cadence Design Systems, Inc. (Æ)	73,100	425
Cisco Systems, Inc. (Æ)(û)	1,221,967	27,458
Citrix Systems, Inc. (Æ)	12,600	523
Cognizant Technology Solutions Corp. Class A (Æ)(û)	107,116	4,677
CommScope, Inc. (Æ)	6,500	177
Computer Sciences Corp. (Æ)(û)	647,904	33,237
Corning, Inc. 2008	64,000	1,157
Cree, Inc. (Æ)	10,100	565
Crown Castle International Corp. (Æ)	29,100	1,075
CSG Systems International, Inc. (Æ)	35,000	679
Cypress Semiconductor Corp. (Æ)	36,100	363
Dell, Inc. (Æ)(û)	977,287	12,607
Diebold, Inc.	5,200	138
Dolby Laboratories, Inc. Class A (Æ)	6,800	342
Earthlink, Inc.	274,485	2,226
EchoStar Corp. (Æ)	41,805	803
Electronic Arts, Inc. Series C (Æ)	247,888	4,036
EMC Corp. (Æ)	192,750	3,213
Equinix, Inc. (Æ)	3,400	327
F5 Networks, Inc. (Æ)	17,900	885
Flextronics International, Ltd. (Æ)	164,062	1,040
Google, Inc. Class A (Æ)(û)	71,162	37,675
Harris Corp. (û)	519,000	22,275
Hewlett-Packard Co. (û)	451,100	21,233
Ingram Micro, Inc. Class A (Æ)	480,179	8,115
Integrated Device Technology, Inc. (Æ)	113,320	642
Intel Corp. (û)	4,305,799	83,532
International Business Machines Corp. (û)	661,974	81,019
Intersil Corp. Class A	36,700	494
Intuit, Inc. (Æ)	20,900	619
Jabil Circuit, Inc.	481,500	6,972
JDS Uniphase Corp. (Æ)	291,864	2,294
Juniper Networks, Inc. (Æ)(û)	177,500	4,407
KLA-Tencor Corp.	48,400	1,365
Lam Research Corp. (Æ)	10,900	360
Linear Technology Corp.	27,800	726
LSI Corp. (Æ)	88,803	443
Mantech International Corp. Class A (Æ)	36,300	1,739
Marvell Technology Group, Ltd. (Æ)	43,300	755
Maxim Integrated Products, Inc. (û)	192,200	3,360
McAfee, Inc. (Æ)	9,500	358
Microchip Technology, Inc.	52,700	1,360
Micron Technology, Inc. (Æ)	19,900	173
Micros Systems, Inc. (Æ)	40,500	1,157
Microsoft Corp. (û)	3,086,172	86,968
Molex, Inc.	279,167	5,628
Motorola, Inc. (Æ)(û)	1,522,717	9,365

	Principal Amount ($) or Shares	Market Value $
National Semiconductor Corp.	24,300	322
NCR Corp. (Æ)	153,600	1,839
NetApp, Inc. (Æ)	60,200	1,754
NeuStar, Inc. Class A (Æ)	17,973	404
Novell, Inc. (Æ)	612,663	2,739
Novellus Systems, Inc. (Æ)	40,300	842
Nuance Communications, Inc. (Æ)	11,000	165
NVIDIA Corp. (Æ)	51,308	790
Omnivision Technologies, Inc. (Æ)	92,300	1,191
ON Semiconductor Corp. (Æ)	9,400	68
Oracle Corp. (û)	1,315,782	30,342
Plantronics, Inc.	42,300	1,117
Plexus Corp. (Æ)	56,200	1,911
PMC - Sierra, Inc. (Æ)	19,500	155
QLogic Corp. (Æ)	20,591	354
QUALCOMM, Inc. (û)	218,490	8,563
Rambus, Inc. (Æ)	12,500	274
Red Hat, Inc. (Æ)	25,500	694
RF Micro Devices, Inc. (Æ)	297,200	1,144
Rovi Corp. (Æ)	45,153	1,304
SAIC, Inc. (Æ)	339,500	6,223
Salesforce.com, Inc. (Æ)	12,600	801
SanDisk Corp. (Æ)	247,647	6,295
SBA Communications Corp. Class A (Æ)	15,400	510
Seagate Technology (û)	2,823,989	47,245
Silicon Laboratories, Inc. (Æ)	10,700	452
Sybase, Inc. (Æ)	25,500	1,037
Symantec Corp. (Æ)(û)	1,625,655	27,555
SYNNEX Corp. (Æ)	45,200	1,196
Synopsys, Inc. (Æ)	332,227	7,066
Tellabs, Inc.	1,354,259	8,708
Teradata Corp. (Æ)	68,900	1,927
Teradyne, Inc. (Æ)	3,500	33
Texas Instruments, Inc. (û)	1,147,724	25,824
Trimble Navigation, Ltd. (Æ)	7,500	172
Tyco Electronics, Ltd. (û)	412,735	10,269
Varian Semiconductor Equipment Associates, Inc. (Æ)	5,600	164
VeriFone Holdings, Inc. (Æ)	65,259	1,161
VeriSign, Inc. (Æ)	110,202	2,525
Vishay Intertechnology, Inc. (Æ)	30,700	231
VMware, Inc. Class A (Æ)	10,300	468
Western Digital Corp. (Æ)(û)	1,031,040	39,169
Xilinx, Inc.	42,400	1,000
Yahoo!, Inc. (Æ)	206,017	3,092

		782,810

Utilities - 7.1%
AES Corp. (The) (Æ)	494,100	6,241
AGL Resources, Inc.	10,900	385
Ameren Corp.	556,900	14,229
American Electric Power Co., Inc. (û)	248,200	8,600
American Water Works Co., Inc.	392,412	8,555
AT&T, Inc. (û)	3,264,391	82,785
Atmos Energy Corp.	36,600	1,011
Calpine Corp. (Æ)	44,500	487
CenturyTel, Inc. (û)	249,343	8,480

14	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

CMS Energy Corp.	109,500	1,661
Consolidated Edison, Inc.	8,000	350
Constellation Energy Group, Inc.	334,546	10,799
Dominion Resources, Inc.	96,638	3,620
DPL, Inc.	31,200	837
DTE Energy Co. (û)	112,173	4,716
Duke Energy Corp.	315,508	5,215
Dynegy, Inc. Class A (Æ)	9,284	15
Edison International (û)	641,000	21,358
Energen Corp.	40,300	1,771
Entergy Corp. (û)	30,590	2,334
Exelon Corp.	121,864	5,559
FirstEnergy Corp.	9,397	410
FPL Group, Inc. (û)	240,618	11,733
Integrys Energy Group, Inc.	36,755	1,538
ITC Holdings Corp.	1,500	81
Laclede Group, Inc. (The)	33,700	1,087
MDU Resources Group, Inc.	34,383	757
MetroPCS Communications, Inc. (Æ)	27,100	153
Mirant Corp. (Æ)	152,264	2,142
National Fuel Gas Co.	19,400	910
NII Holdings, Inc. (Æ)	315,800	10,339
NiSource, Inc.	67,642	964
Northeast Utilities	6,500	165
NRG Energy, Inc. (Æ)(û)	154,600	3,727
NV Energy, Inc.	285,457	3,289
OGE Energy Corp.	11,800	427
Oneok, Inc.	1,700	72
PG&E Corp. (û)	191,300	8,081
Pinnacle West Capital Corp.	103,500	3,707
PPL Corp.	30,119	888
Public Service Enterprise Group, Inc. (û)	326,476	9,987
Questar Corp.	14,600	606
Qwest Communications International, Inc. (û)	67,700	285
Sempra Energy (û)	198,100	10,054
Southern Co.	800	26
Southern Union Co.	49,400	1,089
Sprint Nextel Corp. (Æ)	763,508	2,504
TECO Energy, Inc.	36,361	566
Telephone & Data Systems, Inc.	12,027	380
Time Warner Telecom, Inc. Class A (Æ)	15,400	237
UGI Corp.	100,500	2,463
Verizon Communications, Inc. (û)	941,583	27,701
Wisconsin Energy Corp.	2,600	127
Xcel Energy, Inc.	36,300	754

		296,257

Total Common Stocks (cost $4,305,181)		4,512,274

Short-Term Investments - 2.0%
Russell U.S. Cash Management Fund	84,225,613	84,226

Total Short-Term Investments (cost $84,226)		84,226

Total Investments - 109.3% (identified cost $4,389,407)		4,596,500

	Principal Amount ($) or Shares	Market Value $
Securities Sold Short - (9.5%)
Consumer Discretionary - (2.0%)
BorgWarner, Inc. (Æ)	(127,900)	(4,488)
Capella Education Co. (Æ)	(28,195)	(2,069)
Clear Channel Outdoor Holdings, Inc. Class A (Æ)	(118,500)	(1,203)
Deckers Outdoor Corp. (Æ)	(12,400)	(1,217)
Dress Barn, Inc. (Æ)	(71,400)	(1,681)
Federal Mogul Corp. (Æ)	(58,694)	(961)
Fuel Systems Solutions, Inc. (Æ)	(27,000)	(962)
Gentex Corp.	(77,331)	(1,482)
Harley-Davidson, Inc.	(137,800)	(3,134)
KB Home	(106,400)	(1,626)
Las Vegas Sands Corp. (Æ)	(392,700)	(6,087)
Liberty Media Corp. - Capital Series A (Æ)	(308,432)	(7,985)
Marriott International, Inc. Class A	(261,087)	(6,848)
MGM Mirage (Æ)	(358,400)	(3,964)
O’Reilly Automotive, Inc. (Æ)	(138,500)	(5,235)
Pulte Homes, Inc. (Æ)	(289,000)	(3,040)
Ryland Group, Inc.	(73,800)	(1,643)
Sally Beauty Holdings, Inc. (Æ)	(340,125)	(2,837)
Service Corp. International	(451,500)	(3,463)
Sotheby’s Class A	(140,700)	(3,270)
Starwood Hotels & Resorts Worldwide, Inc. (ö)	(226,800)	(7,557)
VF Corp.	(49,900)	(3,594)
Wynn Resorts, Ltd. Class T (Æ)	(100,200)	(6,200)
Yum! Brands, Inc.	(100,200)	(3,429)

		(83,975)

Consumer Staples - (0.3%)
Bunge, Ltd.	(59,900)	(3,522)
McCormick & Co., Inc.	(168,400)	(6,113)
Molson Coors Brewing Co. Class B	(80,800)	(3,393)
Vector Group, Ltd.	(42,867)	(600)

		(13,628)

Energy - (1.2%)
Anadarko Petroleum Corp.	(136,900)	(8,731)
El Paso Corp.	(223,700)	(2,271)
EQT Corp.	(175,300)	(7,717)
Exterran Holdings, Inc. (Æ)	(109,955)	(2,230)
First Solar, Inc. (Æ)	(53,100)	(6,016)
Forest Oil Corp. (Æ)	(161,751)	(3,901)
Noble Energy, Inc.	(50,100)	(3,704)
Petrohawk Energy Corp. (Æ)	(331,200)	(7,396)
Range Resources Corp.	(151,900)	(6,987)
SandRidge Energy, Inc. (Æ)	(247,941)	(2,098)
Weatherford International, Ltd. (Æ)	(48,700)	(764)

		(51,815)

Financial Services - (1.9%)
Associated Banc-Corp.	(133,445)	(1,697)
CapitalSource, Inc.	(731,967)	(3,506)
CB Richard Ellis Group, Inc. Class A (Æ)	(33,731)	(415)
Citigroup, Inc. (Æ)	(2,357,100)	(7,826)
Cousins Properties, Inc. (ö)	(95,200)	(729)

Russell U.S. Quantitative Equity Fund	15

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

E*Trade Financial Corp. (Æ)	(1,087,500)	(1,653)
Fifth Third Bancorp	(582,300)	(7,244)
Forest City Enterprises, Inc. Class A (Æ)	(286,373)	(3,239)
GLG Partners, Inc. (Æ)	(312,300)	(915)
Huntington Bancshares, Inc.	(576,600)	(2,762)
KeyCorp	(991,100)	(7,116)
Markel Corp. (Æ)	(5,481)	(1,781)
MGIC Investment Corp. (Æ)	(275,600)	(1,667)
Northern Trust Corp.	(141,100)	(7,128)
Pico Holdings, Inc. (Æ)	(19,200)	(603)
Plum Creek Timber Co., Inc. (ö)	(131,300)	(4,749)
Potlatch Corp. (ö)	(118,600)	(3,641)
Regions Financial Corp.	(1,662,000)	(10,554)
SLM Corp. (Æ)	(327,800)	(3,452)
SunTrust Banks, Inc.	(317,900)	(7,735)
Zenith National Insurance Corp.	(96,000)	(2,678)

		(81,090)

Health Care - (1.1%)
Abraxis Bioscience, Inc. (Æ)	(12,000)	(490)
Acorda Therapeutics, Inc. (Æ)	(40,700)	(1,139)
Alnylam Pharmaceuticals, Inc. (Æ)	(61,527)	(1,040)
AMAG Pharmaceuticals, Inc. (Æ)	(36,688)	(1,614)
athenahealth, Inc. (Æ)	(28,000)	(1,102)
Becton Dickinson and Co.	(40,900)	(3,083)
Cepheid, Inc. (Æ)	(136,400)	(2,004)
Cerner Corp. (Æ)	(81,900)	(6,196)
Incyte Corp., Ltd. (Æ)	(155,600)	(1,662)
Pharmaceutical Product Development, Inc.	(162,600)	(3,798)
Savient Pharmaceuticals, Inc. (Æ)	(55,100)	(707)
Seattle Genetics, Inc. (Æ)	(180,521)	(1,863)
St. Jude Medical, Inc. (Æ)	(154,700)	(5,837)
Theravance, Inc. (Æ)	(84,300)	(925)
Vertex Pharmaceuticals, Inc. (Æ)	(265,647)	(10,201)
Vivus, Inc. (Æ)	(122,600)	(1,036)
Volcano Corp. (Æ)	(77,200)	(1,527)

		(44,224)

Materials and Processing- (0.8%)
Century Aluminum Co. (Æ)	(256,900)	(2,908)
Eagle Materials, Inc.	(32,000)	(730)
Intrepid Potash, Inc. (Æ)	(104,202)	(2,552)
RTI International Metals, Inc. (Æ)	(79,000)	(1,955)
United States Steel Corp.	(144,600)	(6,425)
USG Corp. (Æ)	(283,600)	(3,406)
Vulcan Materials Co.	(143,600)	(6,346)
Weyerhaeuser Co.	(186,600)	(7,445)

		(31,767)

Producer Durables - (0.9%)
Allegiant Travel Co. Class A (Æ)	(35,800)	(1,833)
CoStar Group, Inc. (Æ)	(25,500)	(1,030)
Covanta Holding Corp. (Æ)	(182,800)	(3,199)
Healthcare Services Group, Inc.	(50,260)	(1,030)

	Principal Amount ($) or Shares	Market Value $
Iron Mountain, Inc. (Æ)	(215,500)	(4,926)
Manitowoc Co., Inc. (The)	(235,400)	(2,566)
PACCAR, Inc.	(299,800)	(10,802)
Roper Industries, Inc.	(100,900)	(5,053)
Southwest Airlines Co.	(155,400)	(1,761)
US Airways Group, Inc. (Æ)	(82,600)	(439)
Waste Management, Inc.	(108,300)	(3,470)

		(36,109)

Technology - (1.2%)
American Tower Corp. Class A (Æ)	(74,900)	(3,180)
Amkor Technology, Inc. (Æ)	(154,900)	(881)
ArcSight, Inc. (Æ)	(35,000)	(831)
AsiaInfo Holdings, Inc. (Æ)	(57,400)	(1,372)
Cognex Corp.	(50,000)	(819)
Crown Castle International Corp. (Æ)	(84,400)	(3,118)
Electronic Arts, Inc. (Æ)	(155,600)	(2,533)
Formfactor, Inc. (Æ)	(171,355)	(2,651)
II-VI, Inc. (Æ)	(4,675)	(125)
Infinera Corp. (Æ)	(53,900)	(369)
Marvell Technology Group, Ltd. (Æ)	(181,700)	(3,167)
McAfee, Inc. (Æ)	(82,900)	(3,125)
MEMC Electronic Materials, Inc. (Æ)	(316,500)	(3,982)
Microchip Technology, Inc.	(244,900)	(6,321)
Salesforce.com, Inc. (Æ)	(101,300)	(6,438)
Take-Two Interactive Software, Inc. (Æ)	(190,300)	(1,766)
Tessera Technologies, Inc. (Æ)	(108,100)	(1,856)
Viasat, Inc. (Æ)	(34,300)	(937)
VMware, Inc. Class A (Æ)	(169,000)	(7,674)

		(51,145)

Utilities - (0.2%)
Atlantic Tele-Network, Inc.	(6,300)	(305)
Level 3 Communications, Inc. (Æ)	(1,969,900)	(2,738)
Neutral Tandem, Inc. (Æ)	(22,828)	(353)
Otter Tail Corp.	(21,242)	(459)
Southern Co.	(106,500)	(3,408)

		(7,263)

Total Securities Sold Short (proceeds $373,275)		(401,016)

Other Assets and Liabilities, Net - 0.2%		7,859

Net Assets - 100.0%		4,203,343

See accompanying notes which are an integral part of the Quarterly Report.

16	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 1000 Mini Index	195	USD	11,458	03/10	(184)
S&P 500 E-Mini Index (CME)	651	USD	34,842	03/10	(1,713)
S&P 500 Index (CME)	171	USD	45,760	03/10	(932)
S&P Midcap 400 E-Mini Index (CME)	108	USD	7,574	03/10	(131)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(2,960)

Presentation of Portfolio Holdings — January 31, 2010 (Unaudited)

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$526,736	$—	$—	$526,736
Consumer Staples	401,124	—	—	401,124
Energy	451,788	—	—	451,788
Financial Services	749,421	—	—	749,421
Health Care	665,548	—	—	665,548
Materials and Processing	139,390	—	—	139,390
Producer Durables	499,200	—	—	499,200
Technology	782,810	—	—	782,810
Utilities	296,257	—	—	296,257
Short-Term Investments	—	84,226	—	84,226

Total Investments	4,512,274	84,226	—	4,596,500

Securities Sold Short	(401,016)	—	—	(401,016)

Other Financial Instruments
Futures Contracts	(2,960)	—	—	(2,960)

Total Other Financial Instruments*	(2,960)	—	—	(2,960)

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the Quarterly Report.

Russell U.S. Quantitative Equity Fund	17

Russell Investment Company

Russell U.S. Growth Fund

Schedule of Investments — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 98.4%
Consumer Discretionary - 14.3%
Amazon.com, Inc. (Æ)	9,980	1,252
Apollo Group, Inc. Class A (Æ)	11,718	710
Avon Products, Inc.	13,980	421
Bed Bath & Beyond, Inc. (Æ)	3,200	124
Best Buy Co., Inc.	3,351	123
Coach, Inc.	5,830	203
Costco Wholesale Corp.	6,323	363
Darden Restaurants, Inc.	3,600	133
DreamWorks Animation SKG, Inc. Class A (Æ)	3,787	148
Fastenal Co. (Ñ)	14,500	601
Guess?, Inc.	5,592	222
Harley-Davidson, Inc. (Ñ)	8,580	195
International Game Technology	9,550	175
Kohl’s Corp. (Æ)	2,400	121
Las Vegas Sands Corp. (Æ)(Ñ)	17,540	272
Lowe’s Cos., Inc.	70,770	1,532
Nike, Inc. Class B	16,368	1,044
Nordstrom, Inc.	7,702	266
Polo Ralph Lauren Corp. Class A	2,174	178
priceline.com, Inc. (Æ)(Ñ)	2,800	547
Royal Caribbean Cruises, Ltd. (Æ)(Ñ)	7,000	183
Scripps Networks Interactive, Inc.	3,104	133
Staples, Inc.	59,100	1,387
Starbucks Corp. (Æ)	25,200	549
Starwood Hotels & Resorts Worldwide, Inc. (Ñ)(ö)	7,060	235
Target Corp.	9,872	506
VF Corp.	3,100	223
Wal-Mart Stores, Inc.	4,400	235
Walt Disney Co. (The)	10,776	318
Weight Watchers International, Inc.	900	26
Western Union Co. (The)	19,598	363

		12,788

Consumer Staples - 8.1%
Coca-Cola Co. (The)	16,996	922
Colgate-Palmolive Co.	9,270	742
CVS Caremark Corp.	8,720	282
Diageo PLC - ADR	4,198	282
General Mills, Inc.	10,440	744
HJ Heinz Co.	3,600	157
Mead Johnson Nutrition Co.	5,100	231
PepsiCo, Inc.	27,080	1,615
Philip Morris International, Inc.	16,601	756
Procter & Gamble Co. (The)	12,300	757
Walgreen Co.	19,200	692

		7,180

Energy - 5.7%
Cameron International Corp. (Æ)	6,030	227
EOG Resources, Inc.	8,100	732
Exxon Mobil Corp.	5,400	348
First Solar, Inc. (Æ)(Ñ)	3,080	349
Hess Corp.	11,275	652

	Principal Amount ($) or Shares	Market Value $
National Oilwell Varco, Inc.	12,800	524
Occidental Petroleum Corp.	5,080	398
Petrohawk Energy Corp. (Æ)	32,681	730
Schlumberger, Ltd.	14,927	947
Southwestern Energy Co. (Æ)	4,550	195

		5,102

Financial Services - 10.3%
ACE, Ltd.	2,928	144
American Express Co.	8,600	324
Bank of America Corp.	39,018	592
Bank of New York Mellon Corp. (The)	23,300	678
Charles Schwab Corp. (The)	17,780	325
CME Group, Inc. Class A	2,050	588
Fifth Third Bancorp	23,810	296
Goldman Sachs Group, Inc. (The)	4,594	683
IntercontinentalExchange, Inc. (Æ)	9,340	892
JPMorgan Chase & Co.	2,600	101
Mastercard, Inc. Class A	4,465	1,116
MetLife, Inc.	3,300	117
Morgan Stanley	4,800	129
Prudential Financial, Inc.	3,000	150
State Street Corp.	19,100	819
T Rowe Price Group, Inc. (Ñ)	5,770	286
Visa, Inc.	23,950	1,965

		9,205

Health Care - 17.1%
Alcon, Inc.	1,190	185
Allergan, Inc.	15,800	909
Amgen, Inc. (Æ)	5,780	338
Celgene Corp. (Æ)	11,410	648
Cerner Corp. (Æ)	8,120	614
Express Scripts, Inc. Class A (Æ)	3,150	264
Gilead Sciences, Inc. (Æ)	44,023	2,125
Henry Schein, Inc. (Æ)(Ñ)	5,300	287
Hospira, Inc. (Æ)	4,700	238
Intuitive Surgical, Inc. (Æ)	720	236
Johnson & Johnson	14,700	924
McKesson Corp.	7,110	418
Medco Health Solutions, Inc. (Æ)	13,800	848
Medtronic, Inc.	11,000	472
Merck & Co., Inc.	6,200	237
Myriad Genetics, Inc. (Æ)	22,064	519
Novo Nordisk A/S - ADR	9,600	647
NuVasive, Inc. (Æ)(Ñ)	14,700	406
Pfizer, Inc.	25,150	469
St. Jude Medical, Inc. (Æ)	11,347	428
Teva Pharmaceutical Industries, Ltd. - ADR	30,750	1,744
Thermo Fisher Scientific, Inc. (Æ)	5,810	268
UnitedHealth Group, Inc.	35,301	1,165
WellPoint, Inc. (Æ)	5,746	366
Zimmer Holdings, Inc. (Æ)	8,700	490

		15,245

18	Russell U.S. Growth Fund

Russell Investment Company

Russell U.S. Growth Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Materials and Processing - 4.9%
Air Products & Chemicals, Inc.	2,700	205
Alcoa, Inc.	17,190	219
Dow Chemical Co. (The)	8,100	219
Ecolab, Inc. (Ñ)	9,100	400
Freeport-McMoRan Copper & Gold, Inc. Class B	2,500	167
Monsanto Co.	19,292	1,464
Praxair, Inc.	6,400	482
Rio Tinto PLC - ADR (Æ)	1,921	373
Syngenta AG - ADR	11,500	587
Teck Resources, Ltd. Class B (Æ)	6,500	213

		4,329

Producer Durables - 7.2%
3M Co.	2,300	185
Alliant Techsystems, Inc. (Æ)(Ñ)	1,588	125
Automatic Data Processing, Inc.	9,200	375
Caterpillar, Inc.	8,080	422
Cummins, Inc.	8,660	391
Expeditors International of Washington, Inc.	17,900	610
FedEx Corp.	4,925	386
Fluor Corp.	9,742	442
Goodrich Corp.	4,000	248
Honeywell International, Inc.	23,998	927
Illinois Tool Works, Inc.	3,600	157
SunPower Corp. (Æ)(Ñ)	5,300	98
Terex Corp. (Æ)(Ñ)	17,945	351
Textron, Inc. (Ñ)	27,529	538
Tyco International, Ltd.	6,200	220
United Parcel Service, Inc. Class B	10,300	595
United Technologies Corp.	3,200	216
Waters Corp. (Æ)	2,970	169

		6,455

Technology - 30.4%
Adobe Systems, Inc. (Æ)	51,485	1,663
Alcatel-Lucent - ADR (Æ)(Ñ)	73,900	246
Apple, Inc. (Æ)	21,537	4,138
Applied Materials, Inc.	54,380	662
ASML Holding NV	10,480	327
Baidu, Inc. - ADR (Æ)	457	188
Broadcom Corp. Class A (Æ)	17,660	472
Cisco Systems, Inc. (Æ)	55,000	1,236
Cognizant Technology Solutions Corp. Class A (Æ)	6,100	266
Cree, Inc. (Æ)	2,910	163
Crown Castle International Corp. (Æ)	24,600	909
Dell, Inc. (Æ)	14,200	183
EMC Corp. (Æ)	21,870	365
Google, Inc. Class A (Æ)	6,315	3,343
Hewlett-Packard Co.	35,309	1,662
Intel Corp.	12,000	233

	Principal Amount ($) or Shares	Market Value $
International Business Machines Corp.	3,400	416
Intuit, Inc. (Æ)	26,100	773
Juniper Networks, Inc. (Æ)	2,440	61
Lam Research Corp. (Æ)	4,850	160
Maxim Integrated Products, Inc.	12,100	211
Micron Technology, Inc. (Æ)	33,110	289
Microsoft Corp.	34,500	972
Oracle Corp.	67,583	1,558
QUALCOMM, Inc.	79,319	3,108
Red Hat, Inc. (Æ)	9,100	248
Salesforce.com, Inc. (Æ)(Ñ)	4,000	254
SAP AG - ADR (Ñ)	6,200	281
Symantec Corp. (Æ)	33,000	559
Teradata Corp. (Æ)	23,100	646
Texas Instruments, Inc.	9,600	216
Varian Semiconductor Equipment Associates, Inc. (Æ)	3,600	106
VeriSign, Inc. (Æ)	33,300	763
Xilinx, Inc.	18,810	444

		27,121

Utilities - 0.4%
FPL Group, Inc.	4,713	230
Millicom International Cellular SA	1,840	131

		361

Total Common Stocks (cost $76,862)		87,786

Short-Term Investments - 1.3%
Russell U.S. Cash Management Fund (£)	1,155,514	1,156

Total Short-Term Investments (cost $1,156)		1,156

Other Securities - 4.7%
Russell U.S. Cash Collateral Fund (×)	2,451,350	2,451
State Street Securities Lending Quality Trust (×)	1,729,478	1,724

Total Other Securities (cost $4,181)		4,175

Total Investments - 104.4% (identified cost $82,199)		93,117

Other Assets and Liabilities, Net - (4.4%)		(3,947)

Net Assets - 100.0%		89,170

See accompanying notes which are an integral part of the Quarterly Report.

Russell U.S. Growth Fund	19

Russell Investment Company

Russell U.S. Growth Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Nasdaq 100 E-Mini Index (CME)	8	USD	278	03/10	(9)
S&P 500 E-Mini Index (CME)	3	USD	161	03/10	(3)
S&P 500 Index (CME)	4	USD	1,070	03/10	(20)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(32)

Presentation of Portfolio Holdings — January 31, 2010 (Unaudited)

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$12,788	$—	$—	$12,788
Consumer Staples	7,180	—	—	7,180
Energy	5,102	—	—	5,102
Financial Services	9,205	—	—	9,205
Health Care	15,245	—	—	15,245
Materials and Processing	4,329	—	—	4,329
Producer Durables	6,455	—	—	6,455
Technology	27,121	—	—	27,121
Utilities	361	—	—	361
Short-Term Investments	—	1,156	—	1,156
Other Securities	—	4,175	—	4,175

Total Investments	87,786	5,331	—	93,117

Other Financial Instruments
Futures Contracts	(32)	—	—	(32)

Total Other Financial Instruments*	(32)	—	—	(32)

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the Quarterly Report.

20	Russell U.S. Growth Fund

Russell Investment Company

Russell U.S. Value Fund

Schedule of Investments — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 96.7%
Consumer Discretionary - 10.8%
Autoliv, Inc. (Æ)(Ñ)	4,700	201
Comcast Corp. Class A	14,000	222
DIRECTV, Inc. (Æ)	49,991	1,517
DR Horton, Inc. (Ñ)	45,500	536
eBay, Inc. (Æ)	31,680	729
Foot Locker, Inc.	30,600	345
Ford Motor Co. (Æ)(Ñ)	33,200	360
Fortune Brands, Inc.	5,500	229
Gannett Co., Inc. (Ñ)	31,200	504
Guess?, Inc.	9,000	357
H&R Block, Inc.	16,400	353
Hertz Global Holdings, Inc. (Æ)(Ñ)	25,400	263
Jarden Corp.	7,100	216
JC Penney Co., Inc.	21,500	534
Kohl’s Corp. (Æ)	8,400	423
Magna International, Inc. Class A	9,700	534
McDonald’s Corp.	15,490	967
Newell Rubbermaid, Inc. (Ñ)	19,500	265
Pulte Homes, Inc. (Æ)(Ñ)	151,387	1,593
Regal Entertainment Group Class A	23,400	346
Ryland Group, Inc. (Ñ)	73,300	1,632
Snap-On, Inc.	6,300	257
Stanley Works (The) (Ñ)	9,600	492
Viacom, Inc. Class B (Æ)	14,100	411
Wal-Mart Stores, Inc.	25,260	1,350
Wyndham Worldwide Corp. (Ñ)	24,500	514
Yum! Brands, Inc.	24,430	836

		15,986

Consumer Staples - 4.7%
Corn Products International, Inc.	11,600	330
CVS Caremark Corp.	15,700	508
General Mills, Inc.	9,300	663
JM Smucker Co. (The) (Ñ)	5,350	321
Kimberly-Clark Corp.	23,620	1,403
Kraft Foods, Inc. Class A	23,500	650
Lorillard, Inc.	4,600	348
PepsiCo, Inc.	11,000	656
Procter & Gamble Co. (The)	12,200	751
Reynolds American, Inc. (Ñ)	6,800	362
Safeway, Inc.	32,100	720
Smithfield Foods, Inc. (Æ)(Ñ)	7,500	113
Tyson Foods, Inc. Class A	15,400	213

		7,038

Energy - 13.0%
Alpha Natural Resources, Inc. (Æ)	11,900	483
Arch Coal, Inc.	63,800	1,344
Chesapeake Energy Corp. (Ñ)	63,500	1,574
Chevron Corp.	42,032	3,031
ConocoPhillips	33,100	1,589
Devon Energy Corp.	26,520	1,774
El Paso Corp.	29,900	304
Exxon Mobil Corp.	25,400	1,637

	Principal Amount ($) or Shares	Market Value $
Halliburton Co.	26,200	765
Hess Corp.	9,000	520
Marathon Oil Corp.	20,600	614
Nabors Industries, Ltd. (Æ)	11,400	254
Newfield Exploration Co. (Æ)	19,900	974
Noble Corp.	17,500	706
Occidental Petroleum Corp.	3,700	290
Patterson-UTI Energy, Inc. (Ñ)	15,200	234
Peabody Energy Corp.	28,300	1,192
Sunoco, Inc. (Ñ)	9,000	226
Walter Energy, Inc. Class A (Ñ)	8,400	545
Whiting Petroleum Corp. (Æ)	11,300	752
Williams Cos., Inc. (The)	20,400	425

		19,233

Financial Services - 25.9%
Allstate Corp. (The)	20,600	617
Ameriprise Financial, Inc.	22,300	853
Arch Capital Group, Ltd. (Æ)(Ñ)	3,600	257
Bank of America Corp.	231,429	3,513
Bank of New York Mellon Corp. (The)	68,300	1,987
Boston Properties, Inc. (ö)(Ñ)	9,000	584
Capital One Financial Corp.	19,000	700
Citigroup, Inc. (Æ)(Ñ)	590,936	1,962
Comerica, Inc. (Ñ)	10,400	359
Discover Financial Services	21,200	290
Federated Investors, Inc. Class B (Ñ)	12,800	325
Fifth Third Bancorp	17,900	223
Franklin Resources, Inc.	4,740	469
Genworth Financial, Inc. Class A (Æ)	102,568	1,419
Goldman Sachs Group, Inc. (The)	8,540	1,270
Hartford Financial Services Group, Inc.	38,200	916
Hudson City Bancorp, Inc.	31,500	418
Huntington Bancshares, Inc. (Ñ)	267,300	1,280
JPMorgan Chase & Co.	80,320	3,128
KeyCorp	92,600	665
Loews Corp.	5,700	204
Marsh & McLennan Cos., Inc.	28,600	617
Marshall & Ilsley Corp.	189,200	1,307
Mastercard, Inc. Class A	1,940	485
Mercury General Corp. (Ñ)	13,400	512
Morgan Stanley	58,930	1,578
New York Community Bancorp, Inc. (Ñ)	24,200	364
Northern Trust Corp. (Ñ)	19,200	970
People’s United Financial, Inc.	22,100	357
Plum Creek Timber Co., Inc. (ö)(Ñ)	12,900	467
PNC Financial Services Group, Inc.	19,700	1,092
Prudential Financial, Inc.	12,450	622
Regions Financial Corp. (Ñ)	185,400	1,177
Simon Property Group, Inc. (ö)(Ñ)	8,441	608
State Street Corp.	25,340	1,087
SunTrust Banks, Inc.	70,700	1,720
US Bancorp	41,450	1,040
Valley National Bancorp	31,400	432
Wells Fargo & Co.	49,700	1,413
Wilmington Trust Corp. (Ñ)	17,100	224
XL Capital, Ltd. Class A (Ñ)	20,400	342

Russell U.S. Value Fund	21

Russell Investment Company

Russell U.S. Value Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Zions Bancorporation	20,300	385

		38,238

Health Care - 8.5%
Abbott Laboratories	15,500	820
Aetna, Inc.	8,600	258
Amgen, Inc. (Æ)	36,450	2,132
Baxter International, Inc.	11,510	663
Becton Dickinson and Co.	8,750	659
Biogen Idec, Inc. (Æ)	13,825	743
Cardinal Health, Inc.	10,000	331
Johnson & Johnson	26,270	1,651
Life Technologies Corp. (Æ)	9,200	457
Medtronic, Inc.	11,800	506
Merck & Co., Inc.	11,800	450
Pfizer, Inc.	71,100	1,327
Shire PLC - ADR	14,280	851
Teleflex, Inc.	6,600	377
Thermo Fisher Scientific, Inc. (Æ)	12,300	568
UnitedHealth Group, Inc.	14,900	492
WellPoint, Inc. (Æ)	4,500	287

		12,572

Materials and Processing - 4.3%
Allegheny Technologies, Inc. (Ñ)	7,400	302
Celanese Corp. Class A	13,800	402
Cliffs Natural Resources, Inc. (Ñ)	8,100	324
Dow Chemical Co. (The)	20,500	555
Freeport-McMoRan Copper & Gold, Inc. Class B	10,230	682
Owens Corning (Æ)	13,400	345
Praxair, Inc.	10,930	823
Precision Castparts Corp.	10,980	1,156
Sealed Air Corp.	22,000	437
Teck Resources, Ltd. Class B (Æ)	19,240	631
Vulcan Materials Co.	15,000	663

		6,320

Producer Durables - 12.1%
3M Co.	2,400	193
Accenture PLC Class A	13,470	552
Agilent Technologies, Inc. (Æ)	20,710	580
Automatic Data Processing, Inc.	13,800	563
Boeing Co. (The)	6,000	364
Caterpillar, Inc.	5,800	303
Cooper Industries PLC	17,000	729
Cummins, Inc.	7,800	352
Emerson Electric Co.	8,400	349
Fluor Corp. (Ñ)	8,200	372
General Dynamics Corp.	21,970	1,469
General Electric Co.	63,100	1,015
Honeywell International, Inc.	15,500	599
Ingersoll-Rand PLC (Ñ)	15,900	516
ITT Corp.	10,800	522
Lockheed Martin Corp.	16,730	1,247
Navistar International Corp. (Æ)(Ñ)	35,600	1,317

	Principal Amount ($) or Shares	Market Value $
Norfolk Southern Corp.	12,900	607
Northrop Grumman Corp.	12,300	696
Parker Hannifin Corp.	5,500	307
Pitney Bowes, Inc. (Ñ)	24,700	517
Raytheon Co.	15,920	835
Rockwell Automation, Inc. (Ñ)	7,300	352
SPX Corp. (Ñ)	7,300	397
Textron, Inc. (Ñ)	27,300	533
Tidewater, Inc. (Ñ)	10,800	506
United Parcel Service, Inc. Class B	11,400	659
Waste Management, Inc. (Ñ)	18,800	603
Xerox Corp. (Ñ)	92,600	807

		17,861

Technology - 10.5%
Advanced Micro Devices, Inc. (Æ)(Ñ)	46,600	348
Alcatel-Lucent - ADR (Æ)(Ñ)	158,000	526
CA, Inc.	36,780	811
Cisco Systems, Inc. (Æ)	60,550	1,361
Computer Sciences Corp. (Æ)	12,840	659
Dell, Inc. (Æ)	30,100	388
Diebold, Inc.	11,200	298
EMC Corp. (Æ)	29,580	493
Google, Inc. Class A (Æ)	1,840	974
Harris Corp.	7,700	330
Hewlett-Packard Co.	25,790	1,214
International Business Machines Corp.	11,920	1,459
KLA-Tencor Corp. (Ñ)	8,500	240
LSI Corp. (Æ)	29,500	147
Micron Technology, Inc. (Æ)	73,900	644
Microsoft Corp.	38,020	1,071
Motorola, Inc. (Æ)	119,500	735
National Semiconductor Corp. (Ñ)	38,900	516
Nokia OYJ - ADR (Ñ)	29,300	401
Oracle Corp.	53,670	1,238
QUALCOMM, Inc.	9,530	373
Seagate Technology	33,900	567
Symantec Corp. (Æ)	24,040	407
Tyco Electronics, Ltd.	12,500	311

		15,511

Utilities - 6.9%
AES Corp. (The) (Æ)	31,200	394
Allegheny Energy, Inc.	31,100	652
Alliant Energy Corp.	12,800	399
American Electric Power Co., Inc.	26,200	908
American Water Works Co., Inc.	22,700	495
AT&T, Inc.	51,040	1,294
Dynegy, Inc. Class A (Æ)	2,043	3
Exelon Corp.	7,100	324
Frontier Communications Corp. (Ñ)	46,500	354
Great Plains Energy, Inc. (Ñ)	19,800	354
MDU Resources Group, Inc.	14,400	317
Mirant Corp. (Æ)	59,782	841
Pepco Holdings, Inc.	21,200	348
PPL Corp.	6,900	204

22	Russell U.S. Value Fund

Russell Investment Company

Russell U.S. Value Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Progress Energy, Inc. - CVO	1,300	—
Qwest Communications International, Inc. (Ñ)	114,400	482
RRI Energy, Inc. (Æ)	281,700	1,394
Sprint Nextel Corp. (Æ)	216,600	711
Veolia Environnement - ADR	10,400	341
Verizon Communications, Inc.	11,400	335

		10,150

Total Common Stocks (cost $129,640)		142,909

Short-Term Investments - 2.9%
Russell U.S. Cash Management Fund (£)	4,214,975	4,215

Total Short-Term Investments (cost $4,215)		4,215

Other Securities - 15.3%
Russell U.S. Cash Collateral Fund (×)	13,322,760	13,323
State Street Securities Lending Quality Trust (×)	9,399,484	9,370

Total Other Securities (cost $22,722)		22,693

Total Investments - 114.9% (identified cost $156,577)		169,817

Other Assets and Liabilities, Net - (14.9%)		(22,081)

Net Assets - 100.0%		147,736

See accompanying notes which are an integral part of the Quarterly Report.

Russell U.S. Value Fund	23

Russell Investment Company

Russell U.S. Value Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S & P 500 Index (CME)	6	USD	1,605	03/10	(31)
S & P 500 E-Mini Index (CME)	57	USD	3,051	03/10	(154)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(185)

Presentation of Portfolio Holdings — January 31, 2010 (Unaudited)

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$15,986	$—	$—	$15,986
Consumer Staples	7,038	—	—	7,038
Energy	19,233	—	—	19,233
Financial Services	38,238	—	—	38,238
Health Care	12,572	—	—	12,572
Materials and Processing	6,320	—	—	6,320
Producer Durables	17,861	—	—	17,861
Technology	15,511	—	—	15,511
Utilities	10,150	—	—	10,150
Short-Term Investments	—	4,215	—	4,215
Other Securities	—	22,693	—	22,693

Total Investments	142,909	26,908	—	169,817

Other Financial Instruments
Futures Contracts	(185)	—	—	(185)

Total Other Financial Instruments*	(185)	—	—	(185)

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the Quarterly Report.

24	Russell U.S. Value Fund

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 96.6%
Consumer Discretionary - 15.9%
99 Cents Only Stores (Æ)(Ñ)	158,300	2,064
Abercrombie & Fitch Co. Class A (Ñ)	34,600	1,091
Aeropostale, Inc. (Æ)	95,570	3,143
America’s Car-Mart, Inc. (Æ)(Ñ)	66,500	1,565
American Greetings Corp. Class A	141,100	2,608
Asbury Automotive Group, Inc. (Æ)	161,887	1,792
Bally Technologies, Inc. (Æ)(Ñ)	48,884	1,939
Bebe Stores, Inc.	349,300	2,159
BJ’s Restaurants, Inc. (Æ)(Ñ)	72,379	1,530
BJ’s Wholesale Club, Inc. (Æ)(Ñ)	50,183	1,696
Blyth, Inc. (Ñ)	7,600	213
Bob Evans Farms, Inc.	29,200	815
Bridgepoint Education, Inc. (Æ)(Ñ)	130,139	1,896
Brown Shoe Co., Inc.	30,000	367
Brunswick Corp. (Ñ)	58,800	631
Buckle, Inc. (The) (Ñ)	65,500	1,987
Build-A-Bear Workshop, Inc. Class A (Æ)(Ñ)	24,800	118
Burger King Holdings, Inc. (Ñ)	90,600	1,580
Cabela’s, Inc. (Æ)(Ñ)	29,400	474
Carter’s, Inc. (Æ)(Ñ)	66,014	1,707
Central European Distribution Corp. (Æ)(Ñ)	60,434	1,937
Chico’s FAS, Inc. (Æ)(Ñ)	280,600	3,583
Chipotle Mexican Grill, Inc. Class A (Æ)	38,393	3,703
Christopher & Banks Corp. (Ñ)	324,472	2,158
Churchill Downs, Inc.	42,891	1,557
Cinemark Holdings, Inc.	39,100	554
CKE Restaurants, Inc.	197,800	1,654
Columbia Sportswear Co. (Ñ)	67,619	2,798
Core-Mark Holding Co., Inc. (Æ)	24,000	716
Corinthian Colleges, Inc. (Æ)(Ñ)	50,200	703
Cracker Barrel Old Country Store, Inc.	8,700	322
CSS Industries, Inc. (Ñ)	2,183	38
Darden Restaurants, Inc.	62,000	2,292
DG FastChannel, Inc. (Æ)	119,179	3,248
Dick’s Sporting Goods, Inc. (Æ)(Ñ)	155,129	3,470
Dillard’s, Inc. Class A (Ñ)	327,369	5,421
Dollar Tree, Inc. (Æ)	83,000	4,110
Domino’s Pizza, Inc. (Æ)(Ñ)	29,016	328
Elizabeth Arden, Inc. (Æ)	10,634	165
Exide Technologies (Æ)	37,000	286
Fastenal Co. (Ñ)	85,902	3,563
Finish Line, Inc. (The) Class A	476,350	5,283
Foot Locker, Inc.	265,398	2,996
Fossil, Inc. (Æ)(Ñ)	57,400	1,874
Fred’s, Inc. Class A	189,900	1,905
Gentex Corp.	77,137	1,479
Grand Canyon Education, Inc. (Æ)(Ñ)	68,371	1,365
Group 1 Automotive, Inc. (Æ)(Ñ)	69,900	2,027
Guess?, Inc.	120,411	4,782
Gymboree Corp. (Æ)(Ñ)	55,600	2,169
Harman International Industries, Inc.	22,800	811
Hasbro, Inc.	57,000	1,741
Haverty Furniture Cos., Inc. (Ñ)	3,300	41
hhgregg, Inc. (Æ)(Ñ)	203,709	4,339

	Principal Amount ($) or Shares	Market Value $
Hillenbrand, Inc.	97,600	1,791
Hooker Furniture Corp.	200	3
HSN, Inc. (Æ)	31,400	601
IAC/InterActiveCorp (Æ)(Ñ)	95,271	1,913
Insight Enterprises, Inc. (Æ)	31,500	363
Inter Parfums, Inc. (Ñ)	5,198	69
Jack in the Box, Inc. (Æ)(Ñ)	83,500	1,629
Jarden Corp.	33,700	1,027
Jo-Ann Stores, Inc. (Æ)	32,400	1,135
John Wiley & Sons, Inc. Class A (Ñ)	36,000	1,503
Jones Apparel Group, Inc.	176,200	2,544
JOS A Bank Clothiers, Inc. (Æ)(Ñ)	58,530	2,453
KB Home	143,400	2,191
Kenneth Cole Productions, Inc. Class A (Æ)	213,436	2,186
La-Z-Boy, Inc. Class Z (Æ)	12,600	128
Leapfrog Enterprises, Inc. Class A (Æ)(Ñ)	15,135	50
Lithia Motors, Inc. Class A (Æ)	235,700	1,838
Live Nation Entertainment, Inc. (Æ)	233,540	2,679
Liz Claiborne, Inc. (Æ)(Ñ)	330,350	1,609
LKQ Corp. (Æ)	172,121	3,227
Lululemon Athletica, Inc. Class W (Æ)(Ñ)	93,903	2,652
Meredith Corp.	90,600	2,807
ModusLink Global Solutions, Inc. (Æ)	4,300	44
Movado Group, Inc. (Æ)(Ñ)	133,172	1,456
MSC Industrial Direct Co. Class A	46,403	2,004
NetFlix, Inc. (Æ)	20,885	1,300
New York & Co., Inc. (Æ)	26,800	96
Nu Skin Enterprises, Inc. Class A (Ñ)	97,300	2,261
O’Charleys, Inc. (Æ)(Ñ)	27,500	204
OfficeMax, Inc. (Æ)	113,194	1,468
Orient-Express Hotels, Ltd. Class A (Æ)(Ñ)	163,581	1,597
Oxford Industries, Inc. (Ñ)	7,300	130
Pacific Sunwear of California, Inc. (Æ)(Ñ)	384,500	1,353
Papa John’s International, Inc. (Æ)	22,700	536
PC Connection, Inc. (Æ)	16,900	108
PEP Boys-Manny Moe & Jack (Ñ)	30,600	256
Perry Ellis International, Inc. (Æ)	51,451	825
PF Chang’s China Bistro, Inc. (Æ)(Ñ)	40,230	1,553
Phillips-Van Heusen Corp.	93,300	3,666
Pricesmart, Inc.	54,100	1,083
RadioShack Corp.	93,000	1,815
RC2 Corp. (Æ)	15,800	227
Regal Entertainment Group Class A	105,300	1,555
Rent-A-Center, Inc. Class A (Æ)	306,400	6,128
Revlon, Inc. (Æ)(Ñ)	27,800	428
Ross Stores, Inc.	68,744	3,157
Scholastic Corp.	35,400	1,058
Service Corp. International	138,500	1,062
Shoe Carnival, Inc. (Æ)(Ñ)	9,200	168
Sinclair Broadcast Group, Inc. Class A (Æ)(Ñ)	143,900	727
Skechers U.S.A., Inc. Class A (Æ)	47,900	1,344
Sotheby’s Class A (Ñ)	180,315	4,191
Stage Stores, Inc.	201,700	2,606
Standard Motor Products, Inc. (Æ)(Ñ)	17,500	137
Stanley Works (The)	23,700	1,215
Steven Madden, Ltd. (Æ)	131,464	5,277

Russell U.S. Small & Mid Cap Fund	25

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Stewart Enterprises, Inc. Class A	581,500	2,948
Strayer Education, Inc. (Ñ)	17,130	3,559
Superior Industries International, Inc. (Ñ)	134,090	1,972
Tech Data Corp. (Æ)	77,100	3,142
Tempur-Pedic International, Inc. (Æ)(Ñ)	80,877	2,013
Thor Industries, Inc.	73,415	2,331
Timberland Co. Class A (Æ)(Ñ)	40,800	702
TRW Automotive Holdings Corp. (Æ)(Ñ)	11,000	253
United Stationers, Inc. (Æ)	15,670	855
Urban Outfitters, Inc. (Æ)(Ñ)	138,350	4,368
Valassis Communications, Inc. (Æ)(Ñ)	43,200	904
VF Corp.	28,000	2,017
VistaPrint NV (Æ)	23,765	1,331
Warnaco Group, Inc. (The) (Æ)(Ñ)	62,070	2,403
Washington Post Co. (The) Class B	5,605	2,436
Wendy’s/Arby’s Group, Inc.	732,600	3,377
WESCO International, Inc. (Æ)(Ñ)	83,500	2,315
Whirlpool Corp. (Ñ)	25,000	1,879
Williams-Sonoma, Inc. (Ñ)	53,075	1,007

		228,038

Consumer Staples - 2.2%
Alliance One International, Inc. (Æ)(Ñ)	156,195	795
Andersons, Inc. (The)	154,427	4,166
Cal-Maine Foods, Inc. (Ñ)	32,986	1,077
Casey’s General Stores, Inc. (Ñ)	28,600	877
Chiquita Brands International, Inc. (Æ)(Ñ)	56,900	835
Del Monte Foods Co.	422,700	4,810
Energizer Holdings, Inc. (Æ)	9,900	550
Fresh Del Monte Produce, Inc. (Æ)	121,100	2,462
Green Mountain Coffee Roasters, Inc. (Æ)	16,685	1,415
Herbalife, Ltd.	57,100	2,218
Lancaster Colony Corp. (Ñ)	29,300	1,598
Nash Finch Co. (Ñ)	19,700	680
Pantry, Inc. (The) (Æ)(Ñ)	26,700	360
Ralcorp Holdings, Inc. (Æ)	49,263	3,045
Ruddick Corp.	66,559	1,887
Spartan Stores, Inc.	22,500	305
SUPERVALU, Inc.	30,800	453
TreeHouse Foods, Inc. (Æ)(Ñ)	79,400	3,076
Tyson Foods, Inc. Class A	35,900	496

		31,105

Energy - 6.3%
Alpha Natural Resources, Inc. (Æ)	104,164	4,230
Arena Resources, Inc. (Æ)(Ñ)	34,347	1,317
Berry Petroleum Co. Class A (Ñ)	93,400	2,529
Bill Barrett Corp. (Æ)(Ñ)	49,473	1,534
BJ Services Co.	123,678	2,556
Boardwalk Pipeline Partners, LP (Ñ)	65,488	1,931
Bolt Technology Corp. (Æ)(Ñ)	107,331	1,073
Cal Dive International, Inc. (Æ)	500	4
Carrizo Oil & Gas, Inc. (Æ)(Ñ)	127,591	3,062
Cie Generale de Geophysique-Veritas - ADR (Æ)	81,142	1,977
Comstock Resources, Inc. (Æ)	58,284	2,273
Continental Resources, Inc. (Æ)(Ñ)	35,092	1,332

	Principal Amount ($) or Shares	Market Value $
Core Laboratories NV	25,607	2,995
Dawson Geophysical Co. (Æ)(Ñ)	8,403	182
Delek US Holdings, Inc. (Ñ)	24,800	173
El Paso Pipeline Partners, LP	103,500	2,493
Enbridge Energy Partners, LP Class A	44,770	2,325
Enterprise Products Partners, LP	64,480	1,978
EXCO Resources, Inc.	72,600	1,273
Exterran Holdings, Inc. (Æ)	89,063	1,806
Frontier Oil Corp.	280,800	3,499
Geokinetics, Inc. (Æ)(Ñ)	2,400	24
Goodrich Petroleum Corp. (Æ)(Ñ)	94,388	1,966
Gulf Island Fabrication, Inc.	16,500	288
Matrix Service Co. (Æ)	22,989	232
Newfield Exploration Co. (Æ)	35,000	1,713
Noble Corp.	49,750	2,006
Oceaneering International, Inc. (Æ)	66,900	3,659
Oil States International, Inc. (Æ)	36,100	1,330
Patterson-UTI Energy, Inc. (Ñ)	157,058	2,412
Penn Virginia Corp.	58,315	1,415
Petroleum Development Corp. (Æ)	123,404	2,587
Petroquest Energy, Inc. (Æ)(Ñ)	230,792	1,256
Precision Drilling Trust (Æ)	268,947	2,090
Rosetta Resources, Inc. (Æ)(Ñ)	191,171	3,931
Rowan Cos., Inc. (Æ)(Ñ)	155,473	3,340
RPC, Inc.	247,153	3,052
St. Mary Land & Exploration Co.	36,650	1,174
Sunoco, Inc.	89,693	2,250
Superior Energy Services, Inc. (Æ)	134,529	3,090
T-3 Energy Services, Inc. Class 3 (Æ)	4,700	106
Tesoro Corp. (Ñ)	86,700	1,084
Tetra Technologies, Inc. (Æ)	162,803	1,703
Union Drilling, Inc. (Æ)	3,600	26
Unit Corp. (Æ)(Ñ)	81,614	3,717
W&T Offshore, Inc.	73,500	655
Western Refining, Inc. (Æ)(Ñ)	113,300	518
Whiting Petroleum Corp. (Æ)	31,177	2,075
XTO Energy, Inc.	44,861	1,999

		90,240

Financial Services - 17.1%
Advance America Cash Advance Centers, Inc.	278,400	1,345
Affiliated Managers Group, Inc. (Æ)(Ñ)	150,871	9,138
Agree Realty Corp. (ö)	1,000	20
Alliance Data Systems Corp. (Æ)(Ñ)	53,727	3,195
Allied World Assurance Co. Holdings, Ltd.	36,500	1,634
American Capital Agency Corp. (ö)(Ñ)	48,400	1,292
American Equity Investment Life Holding Co. (Ñ)	238,900	1,753
American Financial Group, Inc.	69,000	1,712
Ameriprise Financial, Inc.	77,380	2,959
Annaly Capital Management, Inc. (ö)	136,212	2,367
Anworth Mortgage Asset Corp. (ö)(Ñ)	452,300	3,121
Arch Capital Group, Ltd. (Æ)	44,442	3,179
Ares Capital Corp. (Ñ)	466,516	5,738
Argo Group International Holdings, Ltd. (Æ)	23,200	620

26	Russell U.S. Small & Mid Cap Fund

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Artio Global Investors, Inc. (Æ)	108,273	2,655
Aspen Insurance Holdings, Ltd.	69,700	1,856
Assurant, Inc.	9,281	292
Avatar Holdings, Inc. (Æ)	88,516	1,499
Axis Capital Holdings, Ltd.	61,500	1,771
Bancfirst Corp.	2,600	105
Banco Latinoamericano de Comercio Exterior SA Class E	37,400	530
Berkshire Hills Bancorp, Inc.	7,300	121
BioMed Realty Trust, Inc. (ö)(Ñ)	37,400	545
BOK Financial Corp. (Ñ)	100,700	4,774
Boston Private Financial Holdings, Inc. (Ñ)	439,556	3,152
Boston Properties, Inc. (ö)	27,300	1,771
Brandywine Realty Trust (ö)	85,700	962
BRE Properties, Inc. Class A (ö)	8,200	266
Brookline Bancorp, Inc.	127,327	1,275
Calamos Asset Management, Inc. Class A (Ñ)	88,100	1,141
Camden Property Trust (ö)	25,709	997
CapLease, Inc. (ö)(Ñ)	20,200	93
Capstead Mortgage Corp. (ö)(Ñ)	292,300	3,882
Cardinal Financial Corp.	7,000	65
Chimera Investment Corp. (ö)	322,000	1,262
Citizens Republic Bancorp, Inc. (Æ)	162,200	123
CNA Surety Corp. (Æ)	116,720	1,634
Colonial Properties Trust (ö)	72,200	795
Community Trust Bancorp, Inc. (Ñ)	8,000	203
CVB Financial Corp.	147,022	1,408
Cybersource Corp. (Æ)	236,545	4,277
Delphi Financial Group, Inc. Class A	76,700	1,553
Developers Diversified Realty Corp. (ö)	69,200	571
DiamondRock Hospitality Co. (ö)(Ñ)	429,228	3,494
Dime Community Bancshares	86,900	1,051
Douglas Emmett, Inc. (ö)	57,201	791
Duff & Phelps Corp. Class A	224,435	3,645
DuPont Fabros Technology, Inc. (ö)	78,311	1,301
Education Realty Trust, Inc. (ö)	54,500	288
Endurance Specialty Holdings, Ltd. (Ñ)	43,200	1,556
Equifax, Inc.	60,963	1,951
Euronet Worldwide, Inc. (Æ)(Ñ)	84,268	1,721
Evercore Partners, Inc. Class A (Ñ)	9,300	278
Extra Space Storage, Inc. (ö)	28,100	319
EZCORP, Inc. Class A (Æ)	29,100	528
Factset Research Systems, Inc. (Ñ)	59,202	3,730
FBL Financial Group, Inc. Class A (Ñ)	7,400	133
Fidelity National Financial, Inc. Class A	87,898	1,134
Fidelity National Information Services, Inc.	100,500	2,368
First Cash Financial Services, Inc. (Æ)	59,900	1,367
First Community Bancshares, Inc. (Ñ)	12,483	146
First Financial Bancorp	83,500	1,369
First Horizon National Corp. (Æ)	92,300	1,195
First Mercury Financial Corp.	7,700	101
First Niagara Financial Group, Inc. (Ñ)	335,000	4,600
First Potomac Realty Trust (ö)	25,900	352
Flushing Financial Corp.	13,100	160
Franklin Street Properties Corp. (ö)	242,462	3,045
Glimcher Realty Trust (ö)(Ñ)	14,500	47

	Principal Amount ($) or Shares	Market Value $
Global Payments, Inc.	76,133	3,388
Hancock Holding Co.	66,709	2,731
Hercules Technology Growth Capital, Inc.	22,000	221
Home Bancshares, Inc. (Ñ)	12,800	315
Horace Mann Educators Corp.	169,100	2,027
Hospitality Properties Trust (ö)(Ñ)	128,600	2,845
HRPT Properties Trust (ö)	233,313	1,556
Iberiabank Corp. (Ñ)	101,348	5,416
Independent Bank Corp.	54,700	1,274
Infinity Property & Casualty Corp.	5,600	222
IntercontinentalExchange, Inc. (Æ)	27,146	2,592
Investment Technology Group, Inc. (Æ)	7,700	158
Kite Realty Group Trust (ö)	31,102	118
Knight Capital Group, Inc. Class A (Æ)(Ñ)	288,017	4,505
Lakeland Financial Corp.	4,100	76
LaSalle Hotel Properties (ö)(Ñ)	139,605	2,813
Lazard, Ltd. Class A	110,050	4,241
Lexington Realty Trust (ö)(Ñ)	11,018	66
Mack-Cali Realty Corp. (ö)	44,500	1,452
MarketAxess Holdings, Inc.	178,950	2,439
MCG Capital Corp. (Æ)	284,000	1,304
Meadowbrook Insurance Group, Inc.	44,000	297
MFA Financial, Inc. (ö)(Ñ)	338,600	2,492
Montpelier Re Holdings, Ltd. (Ñ)	41,800	706
MSCI, Inc. Class A (Æ)	87,611	2,590
MVC Capital, Inc. (Ñ)	5,836	68
Nara Bancorp, Inc. (Æ)	20,400	186
NBT Bancorp, Inc.	20,200	421
Nelnet, Inc. Class A	132,900	2,218
NewAlliance Bancshares, Inc.	222,700	2,592
OceanFirst Financial Corp.	10,500	109
Old National Bancorp	323,800	3,899
Old Republic International Corp. (Ñ)	155,300	1,645
Omega Healthcare Investors, Inc. (ö)	78,000	1,459
OneBeacon Insurance Group, Ltd. Class A	18,444	239
Oriental Financial Group, Inc. (Ñ)	159,435	1,814
Park National Corp.	3,000	164
Parkway Properties, Inc. (ö)	29,700	619
PartnerRe, Ltd. - ADR	31,300	2,335
PennantPark Investment Corp.	381,040	3,448
Phoenix Cos., Inc. (The) (Æ)(Ñ)	87,700	206
Pinnacle Financial Partners, Inc. (Æ)(Ñ)	183,480	2,774
Piper Jaffray Cos. (Æ)(Ñ)	60,108	2,920
Platinum Underwriters Holdings, Ltd. (Ñ)	81,215	2,945
PrivateBancorp, Inc. Class A	162,530	2,210
Prosperity Bancshares, Inc.	27,827	1,122
Protective Life Corp.	69,800	1,176
Provident Financial Services, Inc. (Ñ)	39,400	449
Provident New York Bancorp (Ñ)	3,900	32
Ramco-Gershenson Properties Trust (ö)	251,700	2,396
Raymond James Financial, Inc. (Ñ)	124,655	3,155
Renasant Corp. (Ñ)	13,100	188
Resource Capital Corp. (ö)(Ñ)	25,500	135
Sandy Spring Bancorp, Inc. (Ñ)	1,800	22
SCBT Financial Corp. (Ñ)	2,800	84
Selective Insurance Group	109,077	1,687
Senior Housing Properties Trust (ö)	107,517	2,242

Russell U.S. Small & Mid Cap Fund	27

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Signature Bank NY (Æ)	62,500	2,161
Simmons First National Corp. Class A	3,300	89
Southside Bancshares, Inc.	4,975	99
Southwest Bancorp, Inc.	4,100	31
Sovran Self Storage, Inc. (ö)	57,841	1,961
StanCorp Financial Group, Inc. (Ñ)	38,300	1,646
StellarOne Corp. (Ñ)	234,759	2,456
Sterling Bancorp Class N	16,600	124
Sterling Bancshares, Inc. (Ñ)	431,103	2,203
Sun Bancorp, Inc. (Æ)(Ñ)	15,765	60
SVB Financial Group (Æ)(Ñ)	36,600	1,588
SWS Group, Inc.	20,000	240
Texas Capital Bancshares, Inc. (Æ)	131,754	2,220
TICC Capital Corp. (Ñ)	10,000	59
Transatlantic Holdings, Inc.	20,100	999
Trustmark Corp.	126,800	2,891
U-Store-It Trust (ö)	60,800	421
Union/First Market Bankshares Corp. (Æ)	4,664	60
United America Indemnity, Ltd. Class A (Æ)	31,561	224
United Financial Bancorp, Inc.	9,100	120
United Fire & Casualty Co.	107,650	1,811
Unitrin, Inc.	4,218	91
Unum Group	94,500	1,849
Valley National Bancorp	203,900	2,804
Waddell & Reed Financial, Inc. Class A	69,915	2,190
Washington Federal, Inc.	61,300	1,143
Webster Financial Corp. (Ñ)	46,500	719
WesBanco, Inc. (Ñ)	19,600	284
Wesco Financial Corp.	5,725	2,021
Whitney Holding Corp. (Ñ)	213,729	2,654
Willis Group Holdings PLC (Æ)	54,300	1,424
Wilshire Bancorp, Inc. (Ñ)	5,401	50
Wintrust Financial Corp. (Ñ)	18,500	643
WSFS Financial Corp.	3,192	86
Zenith National Insurance Corp.	87,400	2,438

		244,983

Health Care - 11.0%
Affymetrix, Inc. (Æ)	26,400	139
Albany Molecular Research, Inc. (Æ)	210,707	2,000
Alexion Pharmaceuticals, Inc. (Æ)	82,691	3,834
Amedisys, Inc. (Æ)(Ñ)	173,631	9,541
Analogic Corp.	139,119	5,565
athenahealth, Inc. (Æ)	149,617	5,886
Brookdale Senior Living, Inc. (Æ)	112,259	2,049
Catalyst Health Solutions, Inc. (Æ)(Ñ)	27,960	1,100
Centene Corp. (Æ)	144,000	2,772
Cephalon, Inc. (Æ)	35,500	2,266
Cerner Corp. (Æ)	28,800	2,179
Cigna Corp.	38,075	1,286
Coventry Health Care, Inc. (Æ)	20,100	460
Cutera, Inc. (Æ)	3,900	34
Cynosure, Inc. Class A (Æ)	173,944	1,764
Dendreon Corp. (Æ)(Ñ)	39,955	1,107
Dentsply International, Inc.	61,010	2,046

	Principal Amount ($) or Shares	Market Value $
Emergency Medical Services Corp. Class A (Æ)	21,400	1,124
Endo Pharmaceuticals Holdings, Inc. (Æ)	136,200	2,739
Genoptix, Inc. (Æ)(Ñ)	56,047	1,825
Gentiva Health Services, Inc. (Æ)(Ñ)	78,693	2,010
Harvard Bioscience, Inc. (Æ)(Ñ)	445,572	1,537
Health Net, Inc. (Æ)	85,200	2,067
Healthsouth Corp. (Æ)(Ñ)	99,511	1,792
Healthspring, Inc. (Æ)	288,342	5,014
Henry Schein, Inc. (Æ)(Ñ)	37,516	2,028
Hill-Rom Holdings, Inc.	15,200	355
HMS Holdings Corp. (Æ)	113,202	5,104
Humana, Inc. (Æ)	58,100	2,825
Icon PLC - ADR (Æ)	170,557	4,237
Idexx Laboratories, Inc. (Æ)	52,393	2,750
Illumina, Inc. (Æ)(Ñ)	191,152	7,013
Invacare Corp.	6,200	155
Inverness Medical Innovations, Inc. (Æ)	83,472	3,370
Kindred Healthcare, Inc. (Æ)	151,209	2,557
Kinetic Concepts, Inc. (Æ)(Ñ)	39,800	1,643
King Pharmaceuticals, Inc. (Æ)	152,607	1,833
Life Technologies Corp. (Æ)	67,462	3,354
Magellan Health Services, Inc. (Æ)	38,300	1,512
MedAssets, Inc. (Æ)	72,200	1,461
Medicines Co. (The) (Æ)	19,973	166
Mednax, Inc. (Æ)	60,765	3,455
Meridian Bioscience, Inc.	114,100	2,287
Molina Healthcare, Inc. (Æ)(Ñ)	40,300	897
Mylan, Inc. (Æ)(Ñ)	198,458	3,618
NuVasive, Inc. (Æ)(Ñ)	85,296	2,354
Odyssey HealthCare, Inc. (Æ)	39,700	583
Omnicare, Inc.	94,150	2,354
OSI Systems, Inc. (Æ)(Ñ)	112,897	2,988
Owens & Minor, Inc.	4,900	196
Palomar Medical Technologies, Inc. (Æ)(Ñ)	11,103	102
Par Pharmaceutical Cos., Inc. (Æ)	250,002	6,580
Patterson Cos., Inc. (Æ)(Ñ)	142,953	4,083
PerkinElmer, Inc.	106,656	2,148
Quality Systems, Inc. (Ñ)	29,494	1,520
RehabCare Group, Inc. (Æ)	36,200	1,052
Salix Pharmaceuticals, Ltd. (Æ)(Ñ)	48,645	1,423
STERIS Corp.	45,090	1,176
Sun Healthcare Group, Inc. (Æ)(Ñ)	53,100	464
SXC Health Solutions Corp. (Æ)	104,290	4,914
Symmetry Medical, Inc. (Æ)	267,700	2,388
Techne Corp.	40,734	2,673
Teleflex, Inc.	9,100	520
Thoratec Corp. (Æ)(Ñ)	46,924	1,330
TomoTherapy, Inc. (Æ)(Ñ)	2,900	12
Universal American Corp. (Æ)	45,900	613
Universal Health Services, Inc. Class B	41,400	1,207
Watson Pharmaceuticals, Inc. Class B (Æ)	121,200	4,650

		158,086

Materials and Processing - 8.1%
A Schulman, Inc.	110,600	2,491
Agrium, Inc.	29,800	1,679

28	Russell U.S. Small & Mid Cap Fund

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Airgas, Inc.	100,519	4,248
AK Steel Holding Corp.	217,854	4,431
Albemarle Corp.	121,075	4,325
Allegheny Technologies, Inc. (Ñ)	83,753	3,421
Ashland, Inc.	60,800	2,457
Belden, Inc.	64,557	1,474
Brady Corp. Class A	83,200	2,351
Brush Engineered Materials, Inc. (Æ)	6,700	120
Bway Holding Co. (Æ)	59,692	1,018
Cabot Corp.	101,177	2,608
Clarcor, Inc.	110,500	3,578
Clearwater Paper Corp. (Æ)	19,000	930
Comfort Systems USA, Inc.	80,200	941
Commercial Metals Co. (Ñ)	179,200	2,462
Cytec Industries, Inc.	90,082	3,361
Eagle Materials, Inc.	69,500	1,585
Encore Wire Corp.	14,030	281
Ferro Corp. (Ñ)	35,900	279
FMC Corp.	26,296	1,340
Fushi Copperweld, Inc. (Æ)(Ñ)	120,936	1,115
Gammon Gold, Inc. (Æ)	206,885	1,785
General Cable Corp. (Æ)(Ñ)	26,900	783
Gerdau Ameristeel Corp. (Ñ)	254,500	1,916
Gibraltar Industries, Inc. (Æ)(Ñ)	36,200	505
Glatfelter	10,100	139
Griffon Corp. (Æ)	27,100	320
HB Fuller Co.	48,100	963
Huntsman Corp.	34,900	425
Innophos Holdings, Inc.	16,600	325
Insteel Industries, Inc.	122,723	1,213
International Flavors & Fragrances, Inc.	21,200	843
Intrepid Potash, Inc. (Æ)(Ñ)	75,720	1,854
Kaiser Aluminum Corp. (Ñ)	8,400	295
Kaydon Corp.	80,500	2,632
Koppers Holdings, Inc.	29,500	824
LB Foster Co. Class A (Æ)	3,900	105
Lubrizol Corp.	50,635	3,731
Mueller Water Products, Inc. Class A	275,300	1,242
Myers Industries, Inc. (Ñ)	12,400	113
Olin Corp.	130,800	2,158
OM Group, Inc. (Æ)(Ñ)	121,481	3,963
Owens-Illinois, Inc. (Æ)	54,300	1,478
Pactiv Corp. (Æ)	37,600	848
PolyOne Corp. (Æ)	76,500	570
Quaker Chemical Corp.	10,200	178
Quanex Building Products Corp.	80,900	1,301
Reliance Steel & Aluminum Co.	139,500	5,683
Rock-Tenn Co. Class A	48,000	2,049
RPM International, Inc.	153,146	2,864
Schnitzer Steel Industries, Inc. Class A (Ñ)	3,700	150
Schweitzer-Mauduit International, Inc. (Ñ)	87,200	6,561
Simpson Manufacturing Co., Inc.	77,900	1,921
Sims Metal Management, Ltd. - ADR	144,486	2,716
Sonoco Products Co.	53,600	1,488
Spartech Corp. (Æ)(Ñ)	22,300	225
Steel Dynamics, Inc.	230,133	3,493
Stillwater Mining Co. (Æ)	208,204	2,093

	Principal Amount ($) or Shares	Market Value $
Symyx Technologies, Inc. (Æ)	10,100	50
Thompson Creek Metals Co., Inc. (Æ)	168,128	1,950
Timken Co.	56,600	1,268
Titanium Metals Corp. (Æ)	157,343	1,830
Universal Forest Products, Inc.	13,400	455
Valmont Industries, Inc. (Ñ)	15,825	1,099
Watsco, Inc.	28,679	1,376
Westlake Chemical Corp. (Ñ)	14,700	302
Zoltek Cos., Inc. (Æ)(Ñ)	147,406	1,231

		115,808

Producer Durables - 14.4%
Actuant Corp. Class A (Ñ)	121,150	2,032
Administaff, Inc.	122,500	2,798
AGCO Corp. (Æ)(Ñ)	206,271	6,376
Aircastle, Ltd. (Ñ)	36,600	348
Alaska Air Group, Inc. (Æ)(Ñ)	10,600	332
Alexander & Baldwin, Inc.	64,174	2,050
American Railcar Industries, Inc.	7,100	70
Ametek, Inc.	29,800	1,086
AO Smith Corp. (Ñ)	34,700	1,478
Applied Industrial Technologies, Inc.	90,565	1,974
Arkansas Best Corp. (Ñ)	135,800	3,061
Astec Industries, Inc. (Æ)(Ñ)	79,732	1,985
Barnes Group, Inc.	160,900	2,581
BE Aerospace, Inc. (Æ)	154,434	3,464
Briggs & Stratton Corp.	107,600	1,779
Brink’s Co. (The)	94,400	2,207
Bristow Group, Inc. (Æ)(Ñ)	115,548	4,125
Bucyrus International, Inc. Class A	68,900	3,609
Carlisle Cos., Inc.	15,500	520
CDI Corp.	6,200	80
Celadon Group, Inc. (Æ)	7,400	73
Ceradyne, Inc. (Æ)	152,153	2,973
Chicago Bridge & Iron Co. NV (Æ)	133,180	2,702
CIRCOR International, Inc.	12,300	347
ClearOne Communications, Inc. (Æ)	333	1
Columbus McKinnon Corp. (Æ)	12,100	164
Con-way, Inc.	72,500	2,075
Consolidated Graphics, Inc. (Æ)	9,200	311
Convergys Corp. (Æ)	93,105	996
Copart, Inc. (Æ)	49,160	1,660
Corporate Executive Board Co. (The)	154,900	3,584
Crane Co.	8,800	269
Cross Country Healthcare, Inc. (Æ)(Ñ)	14,400	130
Cubic Corp.	45,600	1,781
Curtiss-Wright Corp.	104,800	3,203
Dover Corp.	26,000	1,115
DryShips, Inc. (Æ)(Ñ)	386,319	2,125
Ducommun, Inc.	93,221	1,676
DXP Enterprises, Inc. (Æ)(Ñ)	10,500	137
Dycom Industries, Inc. (Æ)	38,600	315
DynCorp International, Inc. Class A (Æ)	11,700	141
Electro Rent Corp. (Ñ)	143,341	1,676
Electronics for Imaging, Inc. (Æ)	5,179	60
EMCOR Group, Inc. (Æ)	53,900	1,297
EnerSys (Æ)(Ñ)	164,183	3,200

Russell U.S. Small & Mid Cap Fund	29

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Ennis, Inc.	107,503	1,613
Exlservice Holdings, Inc. (Æ)(Ñ)	86,285	1,566
Federal Signal Corp.	17,100	111
Flowserve Corp.	17,100	1,542
Foster Wheeler AG (Æ)	138,997	3,889
Franklin Electric Co., Inc.	67,300	1,752
FTI Consulting, Inc. (Æ)	48,133	1,995
G&K Services, Inc. Class A	110,378	2,759
Genesee & Wyoming, Inc. Class A (Æ)(Ñ)	63,886	1,883
Geo Group, Inc. (The) (Æ)	164,429	3,042
Global Sources, Ltd. (Æ)(Ñ)	5,119	32
Granite Construction, Inc.	102,700	3,171
Greenbrier Cos., Inc. (Æ)(Ñ)	5,323	43
H&E Equipment Services, Inc. (Æ)(Ñ)	20,700	220
Hewitt Associates, Inc. Class A (Æ)	94,200	3,719
Horizon Lines, Inc. Class A	15,434	73
Hubbell, Inc. Class B	39,200	1,688
IDEX Corp.	141,233	3,986
Insituform Technologies, Inc. Class A (Æ)(Ñ)	125,532	2,571
Jacobs Engineering Group, Inc. (Æ)(Ñ)	29,000	1,096
JB Hunt Transport Services, Inc.	45,872	1,406
Joy Global, Inc.	121,100	5,539
Kadant, Inc. (Æ)	4,800	73
Kaman Corp. Class A	68,512	1,705
KBR, Inc.	188,300	3,527
Kennametal, Inc.	101,074	2,474
Kforce, Inc. (Æ)(Ñ)	20,167	270
Knight Transportation, Inc. (Ñ)	185,534	3,358
Knightsbridge Tankers, Ltd.	11,600	167
Landstar System, Inc.	31,697	1,150
Layne Christensen Co. (Æ)	88,394	2,239
Lexmark International, Inc. Class A (Æ)	81,400	2,099
M&F Worldwide Corp. (Æ)	9,900	359
Mattson Technology, Inc. (Æ)	10,300	34
McDermott International, Inc. (Æ)	122,632	2,897
Moog, Inc. Class A (Æ)	10,600	320
NACCO Industries, Inc. Class A	27,915	1,502
Nalco Holding Co.	105,615	2,490
Navistar International Corp. (Æ)(Ñ)	17,703	655
Nordson Corp.	9,300	526
On Assignment, Inc. (Æ)	13,400	94
Oshkosh Corp.	89,900	3,243
PHI, Inc. (Æ)	109,520	2,131
Powell Industries, Inc. (Æ)	39,497	1,154
Robbins & Myers, Inc. (Ñ)	114,936	2,554
Robert Half International, Inc. (Ñ)	104,688	2,818
Roper Industries, Inc. (Ñ)	94,511	4,733
RR Donnelley & Sons Co.	168,300	3,336
Ryder System, Inc.	41,600	1,514
Safe Bulkers, Inc.	134,420	1,063
Saia, Inc. (Æ)(Ñ)	14,399	173
Shaw Group, Inc. (The) (Æ)	59,900	1,934
Skywest, Inc.	48,600	711
Southwest Airlines Co.	233,868	2,650
Spherion Corp. (Æ)	25,500	144

	Principal Amount ($) or Shares	Market Value $
Spirit Aerosystems Holdings, Inc. Class A (Æ)(Ñ)	59,769	1,282
SPX Corp.	26,030	1,417
Standard Register Co. (The) (Ñ)	3,545	19
StealthGas, Inc.	193,809	971
Steelcase, Inc. Class A (Ñ)	59,100	418
Sterling Construction Co., Inc. (Æ)(Ñ)	14,200	270
Teekay Corp. (Ñ)	22,800	569
Thomas & Betts Corp. (Æ)(Ñ)	14,400	486
Tidewater, Inc. (Ñ)	73,400	3,437
Trinity Industries, Inc. (Ñ)	88,200	1,379
Triumph Group, Inc. (Ñ)	13,365	681
TrueBlue, Inc. (Æ)	42,200	612
Tsakos Energy Navigation, Ltd.	102,500	1,653
Tutor Perini Corp. (Æ)(Ñ)	53,600	1,022
Twin Disc, Inc.	3,000	29
Unifirst Corp.	9,200	462
URS Corp. (Æ)	189,980	8,526
VSE Corp.	5,002	253
Wabtec Corp. (Ñ)	129,372	4,959
Waste Connections, Inc. (Æ)(Ñ)	89,088	2,866
Werner Enterprises, Inc. (Ñ)	29,600	586
Woodward Governor Co. (Ñ)	137,249	3,490

		207,146

Technology - 18.9%
AboveNet, Inc. (Æ)	37,378	2,192
Acxiom Corp. (Æ)(Ñ)	34,114	525
Adaptec, Inc. (Æ)	436,942	1,328
Adtran, Inc. (Ñ)	106,094	2,249
Advanced Analogic Technologies, Inc. (Æ)	210,500	703
Advanced Micro Devices, Inc. (Æ)	99,500	742
Amdocs, Ltd. (Æ)	71,007	2,030
Amkor Technology, Inc. (Æ)(Ñ)	142,600	811
Amphenol Corp. Class A	174,173	6,939
Ansys, Inc. (Æ)	206,429	8,641
ArcSight, Inc. (Æ)(Ñ)	59,100	1,404
Ariba, Inc. (Æ)(Ñ)	320,317	4,033
Arris Group, Inc. (Æ)(Ñ)	183,341	1,841
Arrow Electronics, Inc. (Æ)	148,300	3,896
Art Technology Group, Inc. (Æ)(Ñ)	354,395	1,588
Aruba Networks, Inc. (Æ)(Ñ)	243,741	2,532
Atheros Communications, Inc. (Æ)(Ñ)	77,000	2,469
Aviat Networks, Inc. (Æ)	65,900	474
Avid Technology, Inc. (Æ)(Ñ)	22,800	288
Avnet, Inc. (Æ)	297,800	7,874
AVX Corp.	156,300	1,857
Benchmark Electronics, Inc. (Æ)	115,325	2,101
Black Box Corp.	17,800	489
Bottomline Technologies, Inc. (Æ)	75,800	1,311
Check Point Software Technologies (Æ)	63,400	2,028
Ciber, Inc. (Æ)	222,100	717
Cirrus Logic, Inc. (Æ)(Ñ)	281,700	1,921
Cogent, Inc. (Æ)(Ñ)	170,663	1,763
Cognex Corp.	196,500	3,217
Cogo Group, Inc. (Æ)	74,600	474
Cohu, Inc.	173,469	2,246

30	Russell U.S. Small & Mid Cap Fund

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Compuware Corp. (Æ)	227,800	1,729
Comverse Technology, Inc. (Æ)	315,663	3,002
Concur Technologies, Inc. (Æ)(Ñ)	137,058	5,434
Cree, Inc. (Æ)	104,082	5,819
CSG Systems International, Inc. (Æ)	24,400	474
CTS Corp.	49,000	373
Cypress Semiconductor Corp. (Æ)	119,245	1,198
DealerTrack Holdings, Inc. (Æ)	67,594	1,215
DivX, Inc. (Æ)	4,200	24
DSP Group, Inc. (Æ)	3,100	21
Earthlink, Inc. (Ñ)	351,100	2,847
Electro Scientific Industries, Inc. (Æ)	323,151	3,623
Emulex Corp. (Æ)	157,743	1,773
Equinix, Inc. (Æ)(Ñ)	74,904	7,208
Extreme Networks (Æ)(Ñ)	11,310	28
F5 Networks, Inc. (Æ)	112,663	5,569
Flextronics International, Ltd. (Æ)	536,939	3,404
Fortinet, Inc. (Æ)(Ñ)	69,915	1,205
Hittite Microwave Corp. (Æ)(Ñ)	164,068	6,100
Hutchinson Technology, Inc. (Æ)	8,300	56
Imation Corp. (Æ)(Ñ)	24,400	218
Informatica Corp. (Æ)	95,210	2,256
Infospace, Inc. (Æ)	20,700	192
Ingram Micro, Inc. Class A (Æ)	227,300	3,841
Internap Network Services Corp. (Æ)	13,800	61
International Rectifier Corp. (Æ)	252,899	4,562
Intersil Corp. Class A	629,834	8,484
Jabil Circuit, Inc.	70,900	1,027
JDS Uniphase Corp. (Æ)	51,700	406
Lam Research Corp. (Æ)	129,871	4,287
Lattice Semiconductor Corp. (Æ)	122,821	318
LSI Corp. (Æ)	31,400	157
Marvell Technology Group, Ltd. (Æ)	113,000	1,970
McAfee, Inc. (Æ)	80,385	3,031
MEMC Electronic Materials, Inc. (Æ)	116,659	1,468
Mentor Graphics Corp. (Æ)	68,066	546
Mercury Computer Systems, Inc. (Æ)	100	1
Methode Electronics, Inc.	29,600	325
Micrel, Inc.	415,840	3,106
Micros Systems, Inc. (Æ)	135,006	3,858
Molex, Inc. (Ñ)	86,238	1,739
National Semiconductor Corp.	146,685	1,945
Ness Technologies, Inc. (Æ)	25,300	140
Netlogic Microsystems, Inc. (Æ)(Ñ)	51,692	2,117
Newport Corp. (Æ)	15,000	128
NICE Systems, Ltd. - ADR (Æ)	173,750	5,058
Novell, Inc. (Æ)	225,400	1,008
Novellus Systems, Inc. (Æ)	83,200	1,739
Omnivision Technologies, Inc. (Æ)(Ñ)	73,097	943
Openwave Systems, Inc. (Æ)(Ñ)	4,923	11
Oplink Communications, Inc. (Æ)	102,700	1,525
Pegasystems, Inc. (Ñ)	76,830	2,555
Perceptron, Inc. (Æ)(Å)	216,484	682
Photronics, Inc. (Æ)	40,400	156
Plexus Corp. (Æ)(Ñ)	21,300	724
PMC - Sierra, Inc. (Æ)	244,984	1,948
Powerwave Technologies, Inc. (Æ)(Ñ)	88,790	122

	Principal Amount ($) or Shares	Market Value $
QLogic Corp. (Æ)	332,414	5,714
Rackspace Hosting, Inc. (Æ)(Ñ)	150,310	2,739
RealNetworks, Inc. (Æ)	75,900	320
Red Hat, Inc. (Æ)	21,900	596
RF Micro Devices, Inc. (Æ)(Ñ)	355,450	1,368
Riverbed Technology, Inc. (Æ)(Ñ)	99,099	2,222
Rovi Corp. (Æ)	200,150	5,778
SAIC, Inc. (Æ)	146,061	2,677
Salesforce.com, Inc. (Æ)(Ñ)	103,620	6,585
SBA Communications Corp. Class A (Æ)(Ñ)	127,033	4,204
Silicon Image, Inc. (Æ)	75,300	181
Silicon Laboratories, Inc. (Æ)	84,372	3,564
Siliconware Precision Industries Co. - ADR (Ñ)	216,300	1,460
Sina Corp. (Æ)	63,687	2,303
Skyworks Solutions, Inc. (Æ)(Ñ)	216,200	2,744
Smith Micro Software, Inc. (Æ)(Ñ)	209,761	1,626
SolarWinds, Inc. (Æ)	131,721	2,559
SonicWALL, Inc. (Æ)	128,171	977
Sonus Networks, Inc. (Æ)	164,000	346
Standard Microsystems Corp. (Æ)(Ñ)	14,840	296
Symmetricom, Inc. (Æ)	5,100	26
SYNNEX Corp. (Æ)(Ñ)	74,700	1,977
Taleo Corp. Class A (Æ)(Ñ)	109,781	2,230
Tellabs, Inc.	769,891	4,950
THQ, Inc. (Æ)(Ñ)	44,100	222
Tier Technologies, Inc. Class B (Æ)(Ñ)	289,858	2,232
TTM Technologies, Inc. (Æ)(Ñ)	17,500	181
Ultimate Software Group, Inc. (Æ)(Ñ)	45,095	1,348
Unisys Corp. (Æ)	26,700	771
United Online, Inc.	602,191	3,806
Varian Semiconductor Equipment Associates, Inc. (Æ)	102,651	3,011
Veeco Instruments, Inc. (Æ)(Ñ)	38,495	1,225
VeriFone Holdings, Inc. (Æ)(Ñ)	271,029	4,822
Verint Systems, Inc. (Æ)	66,459	1,216
Vishay Intertechnology, Inc. (Æ)	430,132	3,243
Volterra Semiconductor Corp. (Æ)(Ñ)	60,600	1,181
Web.com Group, Inc. (Æ)	11,100	62
Western Digital Corp. (Æ)	60,900	2,314
White Electronic Designs Corp. (Æ)	537,656	2,688
Zoran Corp. (Æ)	187,396	2,056

		272,259

Utilities - 2.7%
AGL Resources, Inc.	5,800	205
Allete, Inc.	93,800	2,936
Atmos Energy Corp.	113,700	3,140
Black Hills Corp.	57,300	1,489
Chesapeake Utilities Corp.	900	27
Energen Corp.	38,800	1,705
Hawaiian Electric Industries, Inc.	121,000	2,393
Integrys Energy Group, Inc. (Ñ)	24,400	1,021
Laclede Group, Inc. (The)	18,969	612
Millicom International Cellular SA	26,034	1,857
Mirant Corp. (Æ)	82,600	1,162
Neutral Tandem, Inc. (Æ)(Ñ)	78,784	1,218

Russell U.S. Small & Mid Cap Fund	31

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

New Jersey Resources Corp.	35,299	1,288
Northwest Natural Gas Co.	24,854	1,078
NorthWestern Corp.	26,200	641
NV Energy, Inc.	60,800	701
Piedmont Natural Gas Co., Inc.	114,400	2,937
Pinnacle West Capital Corp.	4,000	143
Portland General Electric Co.	49,600	967
RRI Energy, Inc. (Æ)	26,900	133
Shaw Communications, Inc. (Ñ)	94,055	1,751
Southern Union Co.	70,700	1,558
Southwest Gas Corp. (Ñ)	125,590	3,475
UGI Corp.	168,400	4,128
US Cellular Corp. (Æ)	6,300	230
Vectren Corp.	86,005	2,002

		38,797

Total Common Stocks (cost $1,248,903)		1,386,462

Short-Term Investments - 3.2%
Russell U.S. Cash Management Fund (£)	45,910,499	45,910

Total Short-Term Investments (cost $45,910)		45,910

Other Securities - 24.7%
Russell U.S. Cash Collateral Fund (×)	208,458,916	208,459
State Street Securities Lending Quality Trust (×)	147,072,099	146,619

Total Other Securities (cost $355,531)		355,078

Total Investments - 124.5% (identified cost $1,650,344)		1,787,450

Other Assets and Liabilities, Net - (24.5%)		(351,621)

Net Assets - 100.0%		1,435,829

See accompanying notes which are an integral part of the Quarterly Report.

32	Russell U.S. Small & Mid Cap Fund

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 2000 Mini Index (CME)	844	USD	50,724	03/10	2

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					2

Presentation of Portfolio Holdings — January 31, 2010 (Unaudited)

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$228,038	$—	$—	$228,038
Consumer Staples	31,105	—	—	31,105
Energy	90,240	—	—	90,240
Financial Services	244,983	—	—	244,983
Health Care	158,086	—	—	158,086
Materials and Processing	115,808	—	—	115,808
Producer Durables	207,146	—	—	207,146
Technology	272,259	—	—	272,259
Utilities	38,797	—	—	38,797
Short-Term Investments	—	45,910	—	45,910
Other Securities	—	355,078	—	355,078

Total Investments	1,386,462	400,988	—	1,787,450

Other Financial Instruments
Futures Contracts	2	—	—	2

Total Other Financial Instruments*	2	—	—	2

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the Quarterly Report.

Russell U.S. Small & Mid Cap Fund	33

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 92.7%
Australia - 4.0%
ABC Learning Centres, Ltd. (Æ)(Å)	43,374	21
Amcor, Ltd.	2,216,086	11,520
AMP, Ltd.	844,447	4,657
Ansell, Ltd. - GDR	53,712	487
ASX, Ltd.	4,999	150
Australia & New Zealand Banking Group, Ltd.	473,219	9,052
AXA Asia Pacific Holdings, Ltd.	40,139	235
BGP Holdings PLC (Æ)	559,805	—
BHP Billiton, Ltd. (Ñ)	452,569	15,685
BHP Billiton, Ltd. - ADR (Ñ)	71,600	4,967
CFS Retail Property Trust (ö)	112,154	184
Challenger Financial Services Group, Ltd.	222,279	799
Commonwealth Bank of Australia	116,250	5,448
Computershare, Ltd.	17,281	177
Consolidated Media Holdings, Ltd.	75,274	200
CSL, Ltd.	280,231	7,752
David Jones, Ltd.	120,617	506
Dexus Property Group (ö)	104,811	77
Downer EDI, Ltd.	40,757	299
Foster’s Group, Ltd.	2,284,694	10,706
Goodman Group (ö)(Ñ)	102,631	53
GPT Group (ö)	198,660	100
Harvey Norman Holdings, Ltd. (Ñ)	807,084	2,615
Incitec Pivot, Ltd.	1,702,426	5,044
Lend Lease Group	8,735	73
MacArthur Coal, Ltd. (Ñ)	205,353	1,705
Macquarie Atlas Roads Group (Æ)	195,277	159
Macquarie Group, Ltd.	101,500	4,472
Macquarie Infrastructure Group	976,390	1,046
MAP Group	478,275	1,171
Mirvac Group (ö)	74,315	95
National Australia Bank, Ltd.	614,321	14,258
Newcrest Mining, Ltd.	17,324	475
Origin Energy, Ltd.	39,774	562
Paladin Energy, Ltd. (Æ)	39,123	124
Qantas Airways, Ltd. (Ñ)	725,200	1,813
QBE Insurance Group, Ltd.	576,412	11,648
Rio Tinto, Ltd.	122,678	7,324
Santos, Ltd.	90,139	1,048
Sigma Pharmaceuticals, Ltd.	526,939	434
Stockland (ö)	88,849	292
Suncorp-Metway, Ltd.	87,305	684
TABCORP Holdings, Ltd.	190,951	1,186
Telstra Corp., Ltd.	6,656,134	19,633
Transurban Group (Æ)	44,888	207
Wesfarmers, Ltd.	502,503	12,144
Westfield Group (ö)	86,772	966
Westpac Banking Corp.	73,412	1,542
WorleyParsons, Ltd.	128,516	2,670

		166,465

Austria - 0.1%
Erste Group Bank AG (Ñ)	80,226	3,029

	Principal Amount ($) or Shares	Market Value $
Belgium - 0.9%
Anheuser-Busch InBev NV (Ñ)	595,111	29,717
Delhaize Group SA	13,010	1,019
Fortis (Æ)(Ñ)	718,051	2,512
Fortis (Æ)	255,564	—
Groupe Bruxelles Lambert SA (Æ)(Ñ)	3,083	282
KBC Groep NV (Æ)	137,690	5,971

		39,501

Bermuda - 1.3%
Cheung Kong Infrastructure Holdings, Ltd.	27,000	101
Esprit Holdings, Ltd.	1,698,279	11,908
Invesco, Ltd.	292,000	5,636
Jardine Matheson Holdings, Ltd.	216,600	6,473
Li & Fung, Ltd.	2,413,000	10,963
Mongolia Energy Co., Ltd. (Æ)	108,000	53
Noble Group, Ltd. (Ñ)	2,917,000	5,915
RenaissanceRe Holdings, Ltd.	190,600	10,327
Seadrill, Ltd.	118,600	2,687
Yue Yuen Industrial Holdings, Ltd.	495,500	1,537

		55,600

Brazil - 1.8%
Banco do Brasil SA	43,800	653
BM&F Bovespa SA	874,600	5,906
Cia de Bebidas das Americas - ADR	30,800	2,851
Cyrela Brazil Realty SA	654,200	7,510
Fibria Celulose SA - ADR (Æ)(Ñ)	118,200	2,161
Gafisa SA	525,197	6,790
JBS SA	586,400	2,905
OGX Petroleo e Gas Participacoes SA	809,800	7,217
PDG Realty SA Empreendimentos e Participacoes	845,400	6,732
Petroleo Brasileiro SA - ADR	430,309	17,458
Vale SA Class B (Ñ)	519,513	13,398
Weg SA	347,300	3,326

		76,907

Canada - 2.5%
Barrick Gold Corp.	48,600	1,692
Brookfield Asset Management, Inc.	171,240	3,440
Canadian Imperial Bank of Commerce (Þ)	58,800	3,514
Canadian National Railway Co.	466,681	23,301
Canadian Natural Resources, Ltd.	66,300	4,232
Cenovus Energy, Inc.	76,400	1,766
Gildan Activewear, Inc. Class A (Æ)	148,100	3,175
Goldcorp, Inc.	108,281	3,677
IAMGOLD Corp.	122,900	1,624
Lundin Mining Corp. (Æ)	752,900	2,950
Magna International, Inc. Class A	152,275	8,386
National Bank of Canada	30,300	1,601
Nexen, Inc.	238,236	5,216
Potash Corp. of Saskatchewan, Inc.	28,200	2,802
Research In Motion, Ltd. (Æ)(Ñ)	207,674	13,075
Royal Bank of Canada - GDR	86,056	4,208
Sun Life Financial, Inc. (Ñ)	28,900	844

34	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Suncor Energy, Inc.	143,508	4,531
Teck Resources, Ltd. Class B (Æ)	349,100	11,430
Telus Corp.	76,500	2,294

		103,758

Cayman Islands - 0.4%
Baidu, Inc. - ADR (Æ)	14,015	5,770
Belle International Holdings, Ltd.	3,755,000	4,239
China High Speed Transmission Equipment Group Co., Ltd.	375,000	743
Tencent Holdings, Ltd.	299,000	5,547

		16,299

China - 0.9%
China Coal Energy Co.	1,723,000	2,612
China Construction Bank Corp. Class H	1,203,000	918
China Life Insurance Co., Ltd. Class H	1,551,000	6,860
China Railway Construction Corp., Ltd. Class H	2,526,000	3,169
Ctrip.com International, Ltd. - ADR (Æ)	204,200	6,389
Dongfeng Motor Group Co., Ltd. Class H	4,628,000	5,997
Li Ning Co., Ltd.	945,000	2,870
Longtop Financial Technologies, Ltd. - ADR (Æ)	112,834	3,911
Yanzhou Coal Mining Co., Ltd. Class H	2,938,000	5,728

		38,454

Czech Republic - 0.1%
Komercni Banka AS	19,999	4,033

Denmark - 1.1%
Carlsberg A/S Class B	96,284	7,139
Danske Bank A/S (Æ)	531,238	12,730
FLSmidth & Co. A/S (Ñ)	43,105	2,721
H Lundbeck A/S (Ñ)	17,361	324
Novo Nordisk A/S Series B	326,486	22,098
Novozymes A/S Class B	30,680	3,160
Vestas Wind Systems A/S (Æ)	1,320	70

		48,242

Finland - 0.9%
Fortum OYJ	234,755	5,981
Kone OYJ Class B	74,515	2,995
Konecranes OYJ	7,585	222
Metso OYJ (Æ)(Ñ)	25,629	852
Nokia OYJ	1,538,587	21,239
Sampo OYJ Class A	44,835	1,087
UPM-Kymmene OYJ	573,795	6,290

		38,666

France - 10.6%
Accor SA	103,558	5,208
Air Liquide SA	86,625	9,218
Alcatel-Lucent (Æ)	2,250,764	7,545
Alstom SA (Ñ)	232,369	15,481

	Principal Amount ($) or Shares	Market Value $
AXA SA	651,976	13,487
BNP Paribas (Ñ)	255,305	18,182
Bouygues SA	77,168	3,812
Capital Gemini SA	241,700	10,691
Carrefour SA (Ñ)	412,696	20,182
Casino Guichard Perrachon SA	36,200	2,981
Christian Dior SA	19,560	1,980
Cie Generale des Etablissements Michelin Class B	98,752	7,678
CNP Assurances (Ñ)	104,230	9,218
Compagnie de Saint-Gobain	335,077	16,099
Credit Agricole SA	816,497	12,743
Danone	134,917	7,729
Electricite de Fance	97,700	5,266
France Telecom SA	893,718	20,549
GDF Suez	271,604	10,298
GDF Suez (Æ)	55,671	—
Iliad SA	31,103	3,442
Klepierre - GDR (ö)	77,663	2,888
Lagardere SCA	340,296	13,220
Legrand SA	180,140	5,197
LVMH Moet Hennessy Louis Vuitton SA	197,364	21,586
M6-Metropole Television	37,883	1,005
Natixis (Æ)	863,044	3,984
Nexans SA	37,166	2,954
Pernod-Ricard SA	177,075	14,287
PPR	19,282	2,348
Publicis Groupe SA	332,481	13,558
Rhodia SA (Æ)	162,576	2,855
Safran SA	288,652	5,623
Sanofi-Aventis SA	244,016	18,002
Schneider Electric SA	334,197	34,348
Societe Generale	336,622	19,557
S.O.I.T.E.C. (Æ)	231,573	3,213
Teleperformance - GDR	22,213	724
Total SA	519,936	30,200
Total SA - ADR	17,900	1,031
Unibail-Rodamco SE (ö)	11,300	2,455
Vallourec SA	67,911	11,715
Vinci SA	108,703	5,791
Vivendi SA	1,093,573	28,311

		446,641

Germany - 7.1%
Adidas AG	81,096	4,129
Aixtron AG	120,021	3,597
Allianz SE	123,051	13,622
BASF SE	504,857	28,626
Bayer AG (Ñ)	355,875	24,243
Bayerische Motoren Werke AG	119,600	5,105
Beiersdorf AG	99,500	5,810
Celesio AG (Ñ)	20,000	583
Continental AG (Æ)	8,476	467
Daimler AG	692,840	31,928
Deutsche Bank AG	159,922	9,736
Deutsche Boerse AG	112,723	7,430

Russell International Developed Markets Fund	35

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Deutsche Lufthansa AG	4,227	68
Deutsche Post AG	407,720	7,104
Deutsche Telekom AG (Ñ)	1,120,429	14,505
E.ON AG	536,326	19,692
GEA Group AG	128,737	2,637
Hannover Rueckversicherung AG (Æ)	60,409	2,793
HeidelbergCement AG	52,700	3,175
Henkel AG & Co. KGaA	212,255	9,297
Infineon Technologies AG (Æ)	2,180,430	12,026
Linde AG	160,440	17,512
MAN SE	62,161	4,170
Merck KGaA	89,860	8,012
Metro AG	218,071	11,957
MTU Aero Engines Holding AG	39,135	2,034
Muenchener Rueckversicherungs AG	27,865	4,180
RWE AG	242,200	21,465
Salzgitter AG	14,215	1,261
SAP AG	201,552	9,200
Siemens AG	52,558	4,710
ThyssenKrupp AG	162,057	5,121
United Internet AG (Æ)	118,609	1,750
Volkswagen AG	4,798	419

		298,364

Guernsey - 0.1%
Amdocs, Ltd. (Æ)	201,400	5,758

Hong Kong - 1.4%
ASM Pacific Technology, Ltd.	156,600	1,289
BOC Hong Kong Holdings, Ltd. (Ñ)	190,333	397
Cheung Kong Holdings, Ltd.	507,000	5,972
China Overseas Land & Investment, Ltd.	1,944,000	3,457
China Resources Enterprise, Ltd.	254,000	832
Chinese Estates Holdings, Ltd.	32,000	51
CLP Holdings, Ltd. (Ñ)	91,500	618
CNOOC, Ltd.	10,709,650	15,032
Foxconn International Holdings, Ltd. (Æ)	81,000	85
Hang Lung Group, Ltd.	37,462	168
Hang Lung Properties, Ltd. - ADR	796,000	2,691
Hang Seng Bank, Ltd.	27,600	386
Henderson Land Development Co., Ltd.	59,000	370
Hong Kong & China Gas Co., Ltd. (Ñ)	187,000	406
Hong Kong Exchanges and Clearing, Ltd.	39,754	672
Hongkong Electric Holdings, Ltd.	1,364,500	7,630
Hopewell Holdings, Ltd.	41,000	124
Hutchison Whampoa, Ltd.	78,500	534
Link REIT (The) (ö)	95,500	229
New World Development, Ltd.	947,020	1,550
Shangri-La Asia, Ltd.	1,134,000	1,972
Shougang Concord International Enterprises Co., Ltd. (Æ)	11,410,000	2,331
Sino Land Co., Ltd.	896,000	1,475
Sun Hung Kai Properties, Ltd.	233,333	2,989
Swire Pacific, Ltd.	32,321	352
Television Broadcasts, Ltd.	75,334	352

	Principal Amount ($) or Shares	Market Value $
Wharf Holdings, Ltd.	903,196	4,460
Wheelock & Co., Ltd.	100,068	260

		56,684

India - 0.9%
HDFC Bank, Ltd. - ADR (Ñ)	18,550	2,194
ICICI Bank, Ltd.	157,264	2,807
ICICI Bank, Ltd. - ADR	320,304	11,300
Infosys Technologies, Ltd. (Ñ)	154,090	8,182
Infosys Technologies, Ltd. - ADR	82,018	4,258
Reliance Industries, Ltd. - GDR (Þ)	148,750	6,768
State Bank of India, Ltd. - GDR	24,500	2,158

		37,667

Indonesia - 0.2%
Bank Rakyat Indonesia	7,657,500	6,222

Ireland - 0.6%
Cooper Industries PLC	107,179	4,598
Covidien PLC	182,800	9,243
CRH PLC	189,551	4,548
Ingersoll-Rand PLC (Ñ)	76,000	2,467
Ryanair Holdings PLC - ADR (Æ)	173,526	4,508

		25,364

Israel - 0.6%
Bezeq Israeli Telecommunication Corp., Ltd.	810,449	2,069
Israel Chemicals, Ltd.	144,000	1,861
Teva Pharmaceutical Industries, Ltd. - ADR	383,766	21,767

		25,697

Italy - 2.0%
Banca Popolare di Milano Scarl (Ñ)	715,880	4,633
Enel SpA	385,188	2,080
ENI SpA	510,734	11,896
Fiat SpA (Æ)	395,120	4,918
Finmeccanica SpA	656,154	9,077
Intesa Sanpaolo SpA (Æ)	3,427,998	13,027
Mediaset SpA	91,102	690
Prysmian SpA	60,199	1,096
Saipem SpA	309,076	9,985
Telecom Italia SpA	7,056,217	9,766
UniCredit SpA (Æ)	5,360,013	14,926

		82,094

Japan - 15.1%
Advantest Corp. (Ñ)	231,700	5,726
Aeon Co., Ltd.	418,900	4,177
Aeon Credit Service Co., Ltd.	257,400	2,663
Amada Co., Ltd. (Ñ)	45,000	302
Asahi Breweries, Ltd.	108,900	2,132
Asahi Glass Co., Ltd.	812,000	8,143
Astellas Pharma, Inc. (Ñ)	421,000	15,519

36	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Canon Marketing Japan, Inc.	50,600	700
Canon, Inc.	1,244,363	48,701
Central Glass Co., Ltd.	135,000	554
Chubu Electric Power Co., Inc.	57,000	1,448
Circle K Sunkus Co., Ltd.	65,900	853
COMSYS Holdings Corp.	66,100	654
Dai Nippon Printing Co., Ltd.	146,000	2,015
Daifuku Co., Ltd.	81,500	519
Daikin Industries, Ltd.	168,200	6,212
Daito Trust Construction Co., Ltd.	3,500	166
Daiwa House Industry Co., Ltd.	20,000	210
Daiwa Securities Group, Inc.	1,282,000	6,392
Doutor Nichires Holdings Co., Ltd.	34,200	432
Dowa Holdings Co., Ltd.	192,000	1,062
East Japan Railway Co.	44,800	3,008
FamilyMart Co., Ltd.	200,000	6,325
Fanuc, Ltd.	104,200	9,941
Fast Retailing Co., Ltd.	26,400	4,387
FUJIFILM Holdings Corp.	75,700	2,425
Fujikura, Ltd.	233,000	1,250
Fujitsu, Ltd. (Ñ)	206,000	1,259
Funai Electric Co., Ltd.	15,200	757
Glory, Ltd.	16,700	367
Hakuhodo DY Holdings, Inc.	3,170	156
Hanwa Co., Ltd.	44,000	162
Hirose Electric Co., Ltd. (Ñ)	28,300	3,018
Hitachi Capital Corp.	46,000	620
Hitachi Construction Machinery Co., Ltd. (Ñ)	104,700	2,192
Hitachi High-Technologies Corp.	27,600	543
Honda Motor Co., Ltd. (Ñ)	535,600	18,173
Hoya Corp.	591,500	15,863
Ibiden Co., Ltd.	36,800	1,254
Inpex Corp.	1,358	9,923
ITOCHU Corp.	602,000	4,688
Japan Real Estate Investment Corp. Class A (ö)	18	151
Japan Tobacco, Inc.	366	1,320
JFE Holdings, Inc.	126,100	4,377
JGC Corp.	82,000	1,524
JTEKT Corp.	191,200	2,167
Jupiter Telecommunications Co., Ltd.	1,823	1,827
Kagoshima Bank, Ltd. (The)	75,000	537
Kaken Pharmaceutical Co., Ltd.	90,000	762
Kandenko Co., Ltd.	88,000	561
Kaneka Corp.	138,000	892
Kansai Paint Co., Ltd.	166,000	1,348
Kao Corp.	743,800	17,976
KDDI Corp.	2,858	15,072
Keiyo Bank, Ltd. (The) (Ñ)	65,000	305
Keyence Corp.	23,900	5,512
Kinden Corp.	30,000	271
Komatsu, Ltd.	180,000	3,602
Konica Minolta Holdings, Inc.	292,500	2,977
Kose Corp.	12,200	246
Kurita Water Industries, Ltd.	160,300	4,959
Kyocera Corp.	32,600	3,021

	Principal Amount ($) or Shares	Market Value $
Lawson, Inc.	145,000	6,581
Lintec Corp.	16,100	309
Marubeni Corp. (Ñ)	1,937,000	11,230
MEGMILK SNOW BRAND Co., Ltd. (Ñ)	9,000	130
Miraca Holdings, Inc.	45,200	1,353
Mitsubishi Corp.	1,033,800	24,854
Mitsubishi Estate Co., Ltd.	43,000	698
Mitsubishi Materials Corp.	349,000	902
Mitsubishi UFJ Financial Group, Inc. (Ñ)	2,432,500	12,516
Mitsubishi UFJ Lease & Finance Co., Ltd.	14,020	484
Mitsui & Co., Ltd.	361,200	5,279
Mitsui Fudosan Co., Ltd.	587,000	9,920
Mitsumi Electric Co., Ltd.	71,200	1,234
Mizuho Financial Group, Inc. (Ñ)	3,268,500	6,297
Murata Manufacturing Co., Ltd. (Ñ)	118,700	6,524
Musashino Bank, Ltd. (The)	12,200	330
Namco Bandai Holdings, Inc. (Ñ)	76,800	774
NEC Electronics Corp. (Æ)	27,800	233
NGK Spark Plug Co., Ltd. (Ñ)	112,800	1,306
Nichirei Corp.	95,000	356
Nintendo Co., Ltd. (Ñ)	30,200	8,445
Nippon Building Fund, Inc. Class A (ö)	20	178
Nippon Electric Glass Co., Ltd. (Ñ)	667,000	9,419
Nippon Kayaku Co., Ltd.	84,000	699
Nippon Mining Holdings, Inc.	945,000	4,062
Nippon Telegraph & Telephone Corp. (Ñ)	193,800	8,186
Nissan Motor Co., Ltd. (Æ)	1,131,100	9,146
Nissan Shatai Co., Ltd.	98,000	832
Nitori Co., Ltd.	18,250	1,383
Nitto Denko Corp.	138,800	5,338
Nomura Holdings, Inc.	1,718,500	12,861
Okinawa Electric Power Co., Inc. (The)	10,500	574
Omron Corp.	761,100	15,155
ORIX Corp.	94,570	7,081
Osaka Gas Co., Ltd.	495,000	1,743
Panasonic Corp.	387,600	6,097
Point, Inc.	1,570	90
Ricoh Co., Ltd.	446,500	6,361
SBI Holdings, Inc.	632	121
Seino Holdings Corp.	117,000	784
Sekisui House, Ltd.	524,000	4,969
Seven & I Holdings Co., Ltd.	628,500	13,752
Sharp Corp.	309,000	3,686
Shin-Etsu Chemical Co., Ltd.	209,800	10,927
Shinko Electric Industries Co., Ltd.	85,600	1,148
Sony Corp.	55,600	1,851
Stanley Electric Co., Ltd.	65,600	1,277
Sumco Corp. (Ñ)	314,300	5,379
Sumitomo Bakelite Co., Ltd.	153,000	829
Sumitomo Electric Industries, Ltd.	122,100	1,598
Sumitomo Forestry Co., Ltd.	7,600	56
Sumitomo Mitsui Financial Group, Inc.	481,800	15,568
Sumitomo Realty & Development Co., Ltd. (Ñ)	214,000	3,790
Takara Holdings, Inc.	34,000	187
Takeda Pharmaceutical Co., Ltd.	441,600	19,413
Terumo Corp.	51,600	2,902

Russell International Developed Markets Fund	37

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

THK Co., Ltd.	597,200	11,772
Tokai Rika Co., Ltd.	45,400	950
Tokio Marine Holdings, Inc. (Ñ)	407,000	10,962
Tokuyama Corp.	88,000	467
Tokyo Electric Power Co., Inc. (The) (Ñ)	142,700	3,849
Tokyo Electron, Ltd.	215,700	13,078
Tokyo Steel Manufacturing Co., Ltd.	63,700	632
Toshiba Corp.	1,726,000	9,427
Toyo Seikan Kaisha, Ltd. (Ñ)	41,100	579
Toyo Suisan Kaisha, Ltd.	66,000	1,743
Toyoda Gosei Co., Ltd.	106,700	2,933
Toyota Auto Body Co., Ltd.	17,500	307
Toyota Motor Corp.	724,100	27,769
USS Co., Ltd. (Ñ)	15,980	975
West Japan Railway Co.	1,382	4,766
Yahoo! Japan Corp. (Æ)	3,605	1,367
Yamato Holdings Co., Ltd.	40,500	557

		633,628

Kazakhstan - 0.1%
KazMunaiGas Exploration Production - GDR	83,150	2,112

Luxembourg - 0.2%
ArcelorMittal	176,723	6,763
Evraz Group SA - GDR (Æ)	104,980	3,485

		10,248

Malaysia - 0.1%
CIMB Group Holdings BHD	734,300	2,720

Mauritius - 0.0%
Golden Agri-Resources, Ltd. (Æ)	4,344,000	1,592

Mexico - 0.1%
America Movil SAB de CV Series L	37,310	1,629
Cemex SAB de CV - ADR (Æ)	277,404	2,549
Wal-Mart de Mexico SAB de CV	334,400	1,482

		5,660

Netherlands - 4.5%
Aegon NV (Æ)	1,096,091	6,606
Akzo Nobel NV	323,056	19,292
ASML Holding NV	233,237	7,345
Brit Insurance Holdings NV	287,422	854
Corio NV (ö)	2,598	160
CSM	24,312	671
European Aeronautic Defence and Space Co. NV	382,247	7,453
Fugro NV	51,530	3,045
Heineken NV	586,666	28,834
Imtech NV	12,522	337
ING Groep NV (Æ)	2,649,611	24,904
Koninklijke Ahold NV	491,796	6,189
Koninklijke DSM NV	157,152	7,283
Koninklijke Philips Electronics NV	855,046	25,849

	Principal Amount ($) or Shares	Market Value $
New World Resources NV	178,956	1,857
QIAGEN NV (Æ)	177,051	3,854
Randstad Holding NV (Æ)	159,132	7,602
Reed Elsevier NV	808,717	9,741
STMicroelectronics NV	267,003	2,169
TNT NV	310,210	8,866
Unilever NV	274,561	8,428
Wolters Kluwer NV	422,640	8,795

		190,134

Netherlands Antilles - 0.0%
Hunter Douglas NV	7,279	330

New Zealand - 0.2%
Fletcher Building, Ltd.	428,501	2,352
Telecom Corp. of New Zealand, Ltd.	2,058,019	3,439
Telecom Corp. of New Zealand, Ltd. (Ñ)	910,400	1,498

		7,289

Norway - 0.4%
DnB NOR ASA (Æ)	533,200	6,069
Statoil ASA	74,600	1,669
Telenor ASA (Æ)	815,700	10,631

		18,369

Puerto Rico - 0.1%
Popular, Inc.	1,202,900	2,586

Russia - 0.7%
Gazprom OAO - ADR	733,582	17,910
Lukoil OAO - ADR	52,450	2,916
Mechel - ADR	146,300	2,895
MMC Norilsk Nickel - ADR (Æ)	158,060	2,458
Rosneft Oil Co. - GDR	252,433	1,951

		28,130

Singapore - 1.3%
Ascendas Real Estate Investment Trust (ö)	77,000	106
CapitaLand, Ltd.	4,990,000	13,562
CapitaMall Trust (Æ)(ö)	112,000	134
City Developments, Ltd. (Ñ)	324,000	2,451
ComfortDelgro Corp., Ltd. (Ñ)	71,000	80
DBS Group Holdings, Ltd.	78,000	786
Fraser and Neave, Ltd.	58,000	170
Haw Par Corp., Ltd.	223	1
Jardine Cycle & Carriage, Ltd.	30,800	551
Keppel Corp., Ltd.	105,000	621
Neptune Orient Lines, Ltd.	242,000	295
Oversea-Chinese Banking Corp., Ltd.	1,040,285	6,027
Pacific Century Regional Developments, Ltd.	262,000	34
SembCorp Industries, Ltd.	47,000	116
Singapore Exchange, Ltd.	37,000	209
Singapore Technologies Engineering, Ltd.	52,000	114
Singapore Telecommunications, Ltd.	8,330,810	17,712

38	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

United Overseas Bank, Ltd.	1,012,857	13,051
UOL Group, Ltd.	222	1

		56,021

South Africa - 0.2%
MTN Group, Ltd.	261,020	3,719
Naspers, Ltd. Class N	102,148	3,600

		7,319

South Korea - 1.0%
Hynix Semiconductor, Inc. (Æ)	106,400	2,079
Hyundai Mobis (Æ)	45,699	5,811
Hyundai Motor Co.	61,275	5,949
Hyundai Motor Co. - GDR (Þ)	12,130	590
KB Financial Group, Inc. (Æ)	153,812	6,633
LG Corp. (Æ)	44,892	2,421
Samsung Electronics Co., Ltd.	29,755	20,051

		43,534

Spain - 3.4%
Banco Bilbao Vizcaya Argentaria SA	616,818	9,371
Banco Santander SA	2,494,000	35,139
Endesa SA (Ñ)	48,340	1,470
Gestevision Telecinco SA	177,264	2,535
Iberdrola SA	2,032,291	17,275
Inditex SA	309,719	19,467
Tecnicas Reunidas SA	26,767	1,435
Telefonica SA (Ñ)	2,394,387	57,513

		144,205

Sweden - 0.4%
Electrolux AB (Æ)	154,551	3,665
Investor AB Class B	23,074	406
Nordea Bank AB	270,276	2,481
Skandinaviska Enskilda Banken AB Class A (Æ)	402,685	2,403
Svenska Cellulosa AB Class B	118,842	1,607
Tele2 AB Class B	116,801	1,642
Telefonaktiebolaget LM Ericsson Class B	553,830	5,372

		17,576

Switzerland - 8.3%
ABB, Ltd. (Æ)	738,301	13,353
Actelion, Ltd. (Æ)	176,141	9,332
Adecco SA	115,410	6,238
Baloise-Holding AG (Ñ)	20,140	1,675
Cie Financiere Richemont SA	302,768	10,149
Clariant AG (Æ)	479,300	5,260
Credit Suisse Group AG	875,834	37,963
GAM Holding, Ltd.	211,278	2,435
Givaudan SA	14,099	11,484
Helvetia Holding AG	1,693	526
Holcim, Ltd. (Æ)	36,089	2,485
Julius Baer Group, Ltd.	396,875	13,038
Kuehne + Nagel International AG (Ñ)	7,847	757

	Principal Amount ($) or Shares	Market Value $
Lonza Group AG	78,364	5,528
Nestle SA	996,291	47,144
Nobel Biocare Holding AG (Æ)	74,113	2,174
Novartis AG	834,160	44,678
Roche Holding AG	231,126	38,817
Sonova Holding AG	43,871	5,428
Swatch Group AG (The)	89,166	4,467
Swatch Group AG (The) Class B	24,507	6,389
Swiss Reinsurance Co., Ltd.	52,344	2,282
Syngenta AG	35,012	8,950
Transocean, Ltd. (Æ)	202,643	17,172
Tyco Electronics, Ltd.	644,200	16,028
Tyco International, Ltd.	83,500	2,958
UBS AG (Æ)	1,234,951	16,043
Zurich Financial Services AG	66,965	14,190

		346,943

Taiwan - 0.6%
Acer, Inc.	990,810	2,726
AU Optronics Corp.	2,248,490	2,488
Compal Electronics, Inc.	1,015,075	1,412
HON HAI Precision Industry Co., Ltd. (Å)	1,789,320	7,506
MediaTek, Inc.	222,378	3,602
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	588,369	5,978

		23,712

Turkey - 0.2%
Turkiye Garanti Bankasi AS	1,247,960	5,248
Turkiye Vakiflar Bankasi Tao Class D (Æ)	867,611	2,266

		7,514

United Kingdom - 17.9%
Aegis Group PLC	4,504,522	8,560
AMEC PLC - GDR	354,962	4,269
Amlin PLC (Ñ)	310,778	1,930
Anglo American PLC (Æ)	98,309	3,567
Antofagasta PLC	432,536	6,048
AstraZeneca PLC (Ñ)	316,537	14,717
Atkins WS PLC	115,824	1,099
Autonomy Corp. PLC (Æ)	526,975	13,101
Aviva PLC (Ñ)	3,261,389	20,150
BAE Systems PLC (Ñ)	2,131,500	11,997
Barclays PLC	5,272,882	22,582
BBA Aviation PLC	383,326	1,005
BG Group PLC	1,344,348	24,619
BHP Billiton PLC	338,108	9,931
BP PLC	7,473,391	69,942
British Land Co. PLC (ö)	61,280	425
British Sky Broadcasting Group PLC	733,017	6,205
BT Group PLC	1,502,000	3,296
Bunzl PLC	566,200	5,622
Burberry Group PLC	494,710	4,851
Cadbury PLC	54,812	726
Cairn Energy PLC (Æ)	630,440	3,249
Capita Group PLC (The) (Ñ)	299,712	3,446

Russell International Developed Markets Fund	39

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Carillion PLC	1,147,558	5,461
Compass Group PLC	2,372,290	16,132
Diageo PLC	731,233	12,310
Drax Group PLC	41,900	275
Electrocomponents PLC	101,094	285
Eurasian Natural Resources Corp.	67,369	964
Experian PLC	338,961	3,224
Game Group PLC	60,634	89
GlaxoSmithKline PLC	1,806,832	35,175
Greene King PLC	158,500	1,124
Hays PLC (Ñ)	2,321,101	4,060
Home Retail Group PLC	1,016,570	4,126
HSBC Holdings PLC	5,293,392	56,714
Imperial Tobacco Group PLC	72,251	2,334
International Power PLC	2,708,957	13,814
J Sainsbury PLC	200,932	1,037
John Wood Group PLC (Ñ)	223,553	1,207
Kazakhmys PLC (Æ)	225,050	4,288
Kesa Electricals PLC	472,613	966
Kingfisher PLC	853,200	2,888
Ladbrokes PLC	800,369	1,991
Land Securities Group PLC (ö)	40,123	407
Lloyds Banking Group PLC (Æ)	3,405	3
Logica PLC (Ñ)	749,853	1,403
Marks & Spencer Group PLC (Ñ)	892,300	4,961
Mondi PLC	328,334	1,867
Next PLC	100,330	3,144
Old Mutual PLC (Æ)(Ñ)	3,149,800	5,189
Persimmon PLC (Æ)	379,200	2,612
Petrofac, Ltd.	282,616	4,311
Reckitt Benckiser Group PLC	701,812	36,479
Rentokil Initial PLC (Æ)	1,918,800	3,526
Rio Tinto PLC	226,723	10,879
Rolls-Royce Group PLC (Æ)	1,559,385	11,933
Rotork PLC	101,577	2,051
Royal Bank of Scotland Group PLC (Æ)	12,963,160	6,593
Royal Dutch Shell PLC Class A	1,622	45,241
Royal Dutch Shell PLC Class B	181,087	4,836
Smith & Nephew PLC (Ñ)	988,138	9,941
Smiths Group PLC	355,609	5,666
Standard Chartered PLC	1,088,153	24,876
Subsea 7, Inc. (Æ)	276,200	4,620
Taylor Wimpey PLC (Æ)	1,851,591	1,139
Tesco PLC	1,816,237	12,285
Thomas Cook Group PLC	384,900	1,396
Travis Perkins PLC (Æ)	1,026,594	11,973
Trinity Mirror PLC (Æ)	25,472	61
TUI Travel PLC	354,500	1,469
Tullow Oil PLC	371,730	6,805
Unilever PLC (Ñ)	821,770	25,063
Vedanta Resources PLC (Ñ)	112,169	4,275
Vodafone Group PLC (Ñ)	19,214,197	41,278
William Hill PLC	1,337,466	4,258
WM Morrison Supermarkets PLC	395,755	1,820
Wolseley PLC (Æ)(Ñ)	527,194	11,626
WPP PLC	1,883,228	17,380
Xstrata PLC (Æ)(Ñ)	824,953	13,490

		754,657

	Principal Amount ($) or Shares	Market Value $
United States - 0.4%
Autoliv, Inc. (Æ)(Ñ)	113,100	4,842
Synthes, Inc. (Æ)(Ñ)	92,380	11,782
Tim Hortons, Inc.	70,630	2,032

		18,656

Total Common Stocks (cost $3,713,453)		3,898,380

Preferred Stocks - 0.4%
Brazil - 0.3%
Itau Unibanco Holding SA	262,800	5,037
Usinas Siderurgicas de Minas Gerais SA	221,800	5,836

		10,873

Germany - 0.1%
Fresenius SE	37,691	2,568

South Korea - 0.0%
Samsung Electronics Co., Ltd.	2,500	1,100

Total Preferred Stocks (cost $12,715)		14,541

Warrants & Rights - 0.3%
Jersey - 0.0%
Baskets-Luxembourg Exchange (Æ) 2014 Warrants	12,331	2,132

Switzerland - 0.2%
Baskets-Luxembourg Exchange (Æ) 2011 Warrants	23,630	2,152
UBS AG (Æ) 2010 Warrants	149,075	4,486

United States - 0.1%
Acer, Inc. (Þ)(Æ) 2014 Warrants	236,000	658
Acer, Inc. (Æ) 2014 Warrants	854,000	2,398
Epistar Corp. (Þ)(Æ) 2014 Warrants	536,700	1,696
Yuanta Financial Holding Co., Ltd. (Þ)(Æ) 2014 Warrants	775,000	496

		7,380

Total Warrants & Rights (cost $13,821)		14,018

Short-Term Investments - 6.1%
United States - 6.1%
Russell U.S. Cash Management Fund (£)	257,823,185	257,823

Total Short-Term Investments (cost $257,823)		257,823

40	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Other Securities - 8.6%
Russell U.S. Cash Collateral Fund (×)	213,258,048	213,258
State Street Securities Lending Quality Trust (×)	150,457,986	149,995

Total Other Securities (cost $363,716)		363,253

Total Investments - 108.1% (identified cost $4,361,528)		4,548,015

Other Assets and Liabilities, Net - (8.1%)		(342,019)

Net Assets - 100.0%		4,205,996

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the Quarterly Report.

Russell International Developed Markets Fund	41

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
AEX Index (Netherlands)	365	EUR	23,882	02/10	(1,000)
CAC-40 Index (France)	935	EUR	34,955	02/10	(3,164)
DAX Index (Germany)	100	EUR	14,019	03/10	(915)
EUR STOXX 50 Index (EMU)	1,370	EUR	37,990	03/10	(2,302)
FTSE MIB Index (UK)	190	EUR	20,766	03/10	(1,146)
FTSE-100 Index (UK)	789	GBP	40,622	03/10	(1,347)
Hang Seng Index (Hong Kong)	55	HKD	55,558	02/10	(102)
IBEX Plus Index (Spain)	131	EUR	14,312	02/10	(1,921)
MIB-30 (Italy)	12	SGD	787	02/10	(10)
SPI 200 Index (Australia)	196	AUD	22,275	03/10	(544)
TOPIX Index (Japan)	541	JPY	4,839,245	03/10	355

Short Positions
Hang Seng Index (Hong Kong)	58	HKD	58,589	02/10	67
OMX Index (Sweden)	147	SEK	14,016	02/10	31
SPI 200 Index (Australia)	264	AUD	30,004	03/10	649
Swiss Market Index (SMI)	478	CHF	30,544	03/10	623
TOPIX Index (Japan)	164	JPY	1,466,980	03/10	71

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(10,655)

See accompanying notes which are an integral part of the Quarterly Report.

42	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Bank of America	USD	713	AUD	785	03/17/10	(21)
Bank of America	USD	1,644	AUD	1,824	03/17/10	(39)
Bank of America	USD	42	DKK	208	03/17/10	(3)
Bank of America	USD	229	GBP	142	03/17/10	(2)
Bank of America	USD	307	GBP	191	03/17/10	(2)
Bank of America	USD	5,164	NOK	29,118	03/17/10	(258)
Bank of America	USD	6,195	NOK	34,923	03/17/10	(310)
Bank of America	AUD	577	USD	523	03/17/10	14
Bank of America	AUD	1,943	USD	1,782	03/17/10	71
Bank of America	CHF	106	USD	105	03/17/10	4
Bank of America	CHF	146	USD	143	03/17/10	6
Bank of America	EUR	3,980	USD	5,772	03/17/10	254
Bank of America	EUR	4,767	USD	6,915	03/17/10	306
Bank of America	HKD	506	USD	65	03/17/10	—
Bank of America	JPY	12,994	USD	151	03/17/10	7
Bank of America	SGD	11	USD	8	03/17/10	—
Barclays Bank PLC	USD	36	SEK	265	02/01/10	—
Barclays Bank PLC	USD	3	SGD	5	02/01/10	—
Barclays Bank PLC	USD	16,906	EUR	11,488	03/17/10	(979)
Barclays Bank PLC	AUD	667	USD	582	02/01/10	(7)
Barclays Bank PLC	EUR	906	USD	1,282	02/01/10	26
Barclays Bank PLC	EUR	170	USD	236	02/03/10	—
Barclays Bank PLC	EUR	3,175	USD	4,672	03/17/10	270
Barclays Bank PLC	GBP	54	USD	92	02/01/10	6
Barclays Bank PLC	HKD	90	USD	12	02/01/10	—
Barclays Bank PLC	JPY	33,620	USD	367	02/01/10	(5)
Brown Brothers Harriman Co.	USD	1,298	AUD	1,430	03/17/10	(38)
Brown Brothers Harriman Co.	USD	3,515	AUD	4,000	03/17/10	7
Brown Brothers Harriman Co.	USD	1,476	CHF	1,547	02/01/10	(18)
Brown Brothers Harriman Co.	USD	123	CHF	123	03/17/10	(7)
Brown Brothers Harriman Co.	USD	391	CHF	405	03/17/10	(9)
Brown Brothers Harriman Co.	USD	143	DKK	770	02/03/10	—
Brown Brothers Harriman Co.	USD	268	EUR	193	02/02/10	—
Brown Brothers Harriman Co.	USD	218	EUR	145	03/17/10	(17)
Brown Brothers Harriman Co.	USD	247	EUR	166	03/17/10	(17)
Brown Brothers Harriman Co.	USD	1,407	EUR	998	03/17/10	(23)
Brown Brothers Harriman Co.	USD	2,495	EUR	1,758	03/17/10	(58)
Brown Brothers Harriman Co.	USD	24,269	EUR	17,000	03/17/10	(701)
Brown Brothers Harriman Co.	USD	143	GBP	89	02/01/10	(2)
Brown Brothers Harriman Co.	USD	197	GBP	122	02/01/10	(2)
Brown Brothers Harriman Co.	USD	689	GBP	426	02/01/10	(8)
Brown Brothers Harriman Co.	USD	130	GBP	81	02/02/10	(1)
Brown Brothers Harriman Co.	USD	336	GBP	208	02/02/10	(3)
Brown Brothers Harriman Co.	USD	21	GBP	13	02/03/10	—
Brown Brothers Harriman Co.	USD	84	GBP	53	02/03/10	—
Brown Brothers Harriman Co.	USD	138	GBP	86	02/03/10	—
Brown Brothers Harriman Co.	USD	714	GBP	446	02/03/10	(1)
Brown Brothers Harriman Co.	USD	1,108	GBP	692	02/03/10	(2)
Brown Brothers Harriman Co.	USD	162	GBP	98	03/17/10	(5)
Brown Brothers Harriman Co.	USD	777	GBP	473	03/17/10	(22)
Brown Brothers Harriman Co.	USD	6,094	GBP	3,805	03/17/10	(13)
Brown Brothers Harriman Co.	USD	6,430	GBP	3,939	03/17/10	(136)

See accompanying notes which are an integral part of the Quarterly Report.

Russell International Developed Markets Fund	43

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Brown Brothers Harriman Co.	USD	12,057	GBP	7,500	03/17/10	(72)
Brown Brothers Harriman Co.	USD	12,128	JPY	1,100,000	03/17/10	60
Brown Brothers Harriman Co.	USD	1,800	NOK	10,349	03/17/10	(57)
Brown Brothers Harriman Co.	USD	2,503	SEK	17,771	03/17/10	(97)
Brown Brothers Harriman Co.	AUD	186	USD	170	03/17/10	6
Brown Brothers Harriman Co.	AUD	2,000	USD	1,827	03/17/10	65
Brown Brothers Harriman Co.	CHF	98	USD	92	02/03/10	—
Brown Brothers Harriman Co.	CHF	59	USD	57	03/17/10	1
Brown Brothers Harriman Co.	CHF	65	USD	63	03/17/10	2
Brown Brothers Harriman Co.	CHF	75	USD	72	03/17/10	2
Brown Brothers Harriman Co.	CHF	103	USD	102	03/17/10	5
Brown Brothers Harriman Co.	CHF	319	USD	313	03/17/10	12
Brown Brothers Harriman Co.	CHF	555	USD	532	03/17/10	8
Brown Brothers Harriman Co.	EUR	259	USD	360	02/02/10	—
Brown Brothers Harriman Co.	EUR	522	USD	724	02/02/10	—
Brown Brothers Harriman Co.	EUR	549	USD	762	02/02/10	—
Brown Brothers Harriman Co.	EUR	1,039	USD	1,441	02/02/10	1
Brown Brothers Harriman Co.	EUR	248	USD	344	02/03/10	—
Brown Brothers Harriman Co.	EUR	899	USD	1,247	02/03/10	1
Brown Brothers Harriman Co.	EUR	17	USD	24	03/17/10	1
Brown Brothers Harriman Co.	EUR	114	USD	166	03/17/10	8
Brown Brothers Harriman Co.	EUR	868	USD	1,284	03/17/10	80
Brown Brothers Harriman Co.	EUR	2,000	USD	2,849	03/17/10	77
Brown Brothers Harriman Co.	EUR	3,000	USD	4,315	03/17/10	156
Brown Brothers Harriman Co.	EUR	4,000	USD	5,729	03/17/10	184
Brown Brothers Harriman Co.	GBP	67	USD	107	02/03/10	—
Brown Brothers Harriman Co.	GBP	72	USD	115	02/03/10	—
Brown Brothers Harriman Co.	GBP	155	USD	247	02/03/10	—
Brown Brothers Harriman Co.	GBP	167	USD	267	02/03/10	—
Brown Brothers Harriman Co.	GBP	508	USD	813	02/03/10	1
Brown Brothers Harriman Co.	GBP	562	USD	899	02/03/10	1
Brown Brothers Harriman Co.	GBP	1,021	USD	1,660	03/17/10	29
Brown Brothers Harriman Co.	GBP	2,000	USD	3,191	03/17/10	(5)
Brown Brothers Harriman Co.	JPY	88,737	USD	998	03/17/10	15
Brown Brothers Harriman Co.	JPY	125,035	USD	1,433	03/17/10	47
Brown Brothers Harriman Co.	JPY	250,000	USD	2,690	03/17/10	(80)
Brown Brothers Harriman Co.	JPY	356,169	USD	3,887	03/17/10	(60)
Brown Brothers Harriman Co.	JPY	556,571	USD	6,261	03/17/10	94
Brown Brothers Harriman Co.	JPY	1,310,941	USD	14,231	03/17/10	(295)
Brown Brothers Harriman Co.	NOK	8,369	USD	1,413	02/03/10	—
Brown Brothers Harriman Co.	NOK	20,707	USD	3,531	03/17/10	42
Citibank	USD	199	JPY	17,779	02/01/10	(2)
Citibank	USD	268	JPY	23,931	02/01/10	(3)
Citibank	USD	478	JPY	42,744	02/01/10	(5)
Citibank	USD	2,105	JPY	188,135	02/01/10	(21)
Citibank	AUD	490	USD	439	02/01/10	6
Citibank	JPY	11,601	USD	130	02/01/10	1
Credit Suisse First Boston	USD	6,546	AUD	7,280	03/17/10	(134)
Credit Suisse First Boston	USD	3,181	AUD	3,538	03/17/10	(65)
Credit Suisse First Boston	USD	1,031	CHF	1,057	03/17/10	(35)
Credit Suisse First Boston	USD	189	EUR	136	02/02/10	(1)
Credit Suisse First Boston	USD	286	EUR	204	02/02/10	(2)

See accompanying notes which are an integral part of the Quarterly Report.

44	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Credit Suisse First Boston	USD	8,004	GBP	4,944	03/17/10	(103)
Credit Suisse First Boston	USD	245	HKD	1,899	03/17/10	(1)
Credit Suisse First Boston	USD	379	JPY	33,278	03/17/10	(11)
Credit Suisse First Boston	USD	8,475	JPY	743,667	03/17/10	(235)
Credit Suisse First Boston	USD	6,678	NOK	38,675	03/17/10	(161)
Credit Suisse First Boston	USD	35	SGD	49	03/17/10	—
Credit Suisse First Boston	CHF	267	USD	254	02/02/10	2
Credit Suisse First Boston	DKK	1,651	USD	326	03/17/10	19
Credit Suisse First Boston	GBP	1,037	USD	1,678	03/17/10	22
Credit Suisse First Boston	SEK	12,028	USD	1,692	03/17/10	64
Deutsche Bank	USD	6,549	AUD	7,280	03/17/10	(138)
Deutsche Bank	USD	3,183	AUD	3,538	03/17/10	(67)
Deutsche Bank	USD	1,032	CHF	1,057	03/17/10	(35)
Deutsche Bank	USD	181	DKK	962	02/01/10	(2)
Deutsche Bank	USD	16,888	EUR	11,488	03/17/10	(962)
Deutsche Bank	USD	1,884	GBP	1,165	02/01/10	(21)
Deutsche Bank	USD	8,000	GBP	4,944	03/17/10	(99)
Deutsche Bank	USD	245	HKD	1,899	03/17/10	(1)
Deutsche Bank	USD	379	JPY	33,278	03/17/10	(11)
Deutsche Bank	USD	8,480	JPY	743,667	03/17/10	(240)
Deutsche Bank	USD	6,689	NOK	38,675	03/17/10	(173)
Deutsche Bank	USD	35	SGD	49	03/17/10	—
Deutsche Bank	CHF	68	USD	65	02/01/10	1
Deutsche Bank	DKK	1,651	USD	327	03/17/10	19
Deutsche Bank	EUR	3,175	USD	4,668	03/17/10	266
Deutsche Bank	GBP	47	USD	76	02/01/10	1
Deutsche Bank	GBP	149	USD	241	02/01/10	3
Deutsche Bank	GBP	1,037	USD	1,678	03/17/10	21
Deutsche Bank	NOK	4,712	USD	804	02/01/10	8
Deutsche Bank	NOK	15,331	USD	2,714	03/17/10	131
Deutsche Bank	SEK	12,028	USD	1,695	03/17/10	67
HSBC	USD	6,547	AUD	7,280	03/17/10	(136)
HSBC	USD	3,182	AUD	3,538	03/17/10	(66)
HSBC	USD	1,032	CHF	1,057	03/17/10	(35)
HSBC	USD	27	DKK	142	03/17/10	—
HSBC	USD	16,902	EUR	11,488	03/17/10	(975)
HSBC	USD	7,999	GBP	4,944	03/17/10	(99)
HSBC	USD	13	HKD	99	03/17/10	—
HSBC	USD	245	HKD	1,899	03/17/10	(1)
HSBC	USD	379	JPY	33,278	03/17/10	(10)
HSBC	USD	8,470	JPY	743,667	03/17/10	(230)
HSBC	USD	6,693	NOK	38,675	03/17/10	(176)
HSBC	USD	35	SGD	49	03/17/10	—
HSBC	DKK	316	USD	61	03/17/10	2
HSBC	DKK	1,651	USD	327	03/17/10	19
HSBC	EUR	3,000	USD	4,422	03/17/10	263
HSBC	EUR	3,175	USD	4,671	03/17/10	270
HSBC	GBP	1,037	USD	1,678	03/17/10	21
HSBC	GBP	1,500	USD	2,431	03/17/10	34
HSBC	HKD	1,785	USD	230	03/17/10	—
HSBC	JPY	250,000	USD	2,845	03/17/10	75
HSBC	SEK	12,028	USD	1,694	03/17/10	66

See accompanying notes which are an integral part of the Quarterly Report.

Russell International Developed Markets Fund	45

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
HSBC	SGD	134	USD	96	03/17/10	—
JP Morgan	USD	6,543	AUD	7,280	03/17/10	(132)
JP Morgan	USD	3,180	AUD	3,538	03/17/10	(64)
JP Morgan	USD	1,031	CHF	1,057	03/17/10	(34)
JP Morgan	USD	3,135	DKK	16,710	02/01/10	(23)
JP Morgan	USD	132	EUR	89	03/17/10	(9)
JP Morgan	USD	16,906	EUR	11,488	03/17/10	(979)
JP Morgan	USD	277	EUR	199	02/01/10	(2)
JP Morgan	USD	319	EUR	229	02/02/10	(2)
JP Morgan	USD	637	EUR	456	02/02/10	(5)
JP Morgan	USD	202	EUR	145	02/03/10	—
JP Morgan	USD	8,002	GBP	4,944	03/17/10	(102)
JP Morgan	USD	245	HKD	1,899	03/17/10	(1)
JP Morgan	USD	1,344	HKD	10,440	02/02/10	1
JP Morgan	USD	279	HKD	2,166	02/01/10	—
JP Morgan	USD	379	JPY	33,278	03/17/10	(10)
JP Morgan	USD	8,473	JPY	743,667	03/17/10	(233)
JP Morgan	USD	6,684	NOK	38,675	03/17/10	(168)
JP Morgan	USD	35	SGD	49	03/17/10	—
JP Morgan	DKK	1,651	USD	326	03/17/10	19
JP Morgan	EUR	3,175	USD	4,672	03/17/10	271
JP Morgan	GBP	241	USD	385	03/17/10	—
JP Morgan	GBP	1,037	USD	1,678	03/17/10	21
JP Morgan	SEK	12,028	USD	1,692	03/17/10	64
Mellon Bank	USD	6,548	AUD	7,280	03/17/10	(137)
Mellon Bank	USD	3,182	AUD	3,538	03/17/10	(67)
Mellon Bank	USD	1,032	CHF	1,057	03/17/10	(35)
Mellon Bank	USD	17	EUR	12	03/17/10	—
Mellon Bank	USD	16,905	EUR	11,488	03/17/10	(978)
Mellon Bank	USD	7,999	GBP	4,944	03/17/10	(98)
Mellon Bank	USD	245	HKD	1,899	03/17/10	(1)
Mellon Bank	USD	379	JPY	33,278	03/17/10	(11)
Mellon Bank	USD	8,475	JPY	743,667	03/17/10	(235)
Mellon Bank	USD	6,686	NOK	38,675	03/17/10	(170)
Mellon Bank	USD	35	SGD	49	03/17/10	—
Mellon Bank	DKK	1,651	USD	327	03/17/10	19
Mellon Bank	EUR	3,175	USD	4,672	03/17/10	270
Mellon Bank	GBP	1,037	USD	1,677	03/17/10	21
Mellon Bank	SEK	12,028	USD	1,694	03/17/10	66
Morgan Stanley	USD	438	AUD	495	02/01/10	—
Morgan Stanley	USD	11	HKD	85	02/01/10	—
Morgan Stanley	USD	1,243	JPY	110,905	02/01/10	(14)
Morgan Stanley	EUR	735	USD	1,042	02/01/10	23
Morgan Stanley	GBP	183	USD	304	02/01/10	11
Royal Bank of Canada	USD	13	DKK	66	03/17/10	—
Royal Bank of Canada	USD	5,611	EUR	4,000	03/17/10	(66)
Royal Bank of Canada	USD	81	HKD	630	03/17/10	—
Royal Bank of Canada	USD	28	SGD	39	03/17/10	—
Royal Bank of Scotland	USD	3,287	AUD	3,647	03/17/10	(76)
Royal Bank of Scotland	USD	883	AUD	1,000	03/17/10	(2)
Royal Bank of Scotland	USD	925	AUD	1,000	03/17/10	(44)
Royal Bank of Scotland	USD	914	AUD	1,000	03/17/10	(34)

See accompanying notes which are an integral part of the Quarterly Report.

46	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Royal Bank of Scotland	USD	37	DKK	190	03/17/10	(2)
Royal Bank of Scotland	USD	269	EUR	192	02/02/10	(2)
Royal Bank of Scotland	USD	231	EUR	165	02/01/10	(2)
Royal Bank of Scotland	USD	136	EUR	97	02/01/10	(1)
Royal Bank of Scotland	USD	37	EUR	25	03/17/10	(3)
Royal Bank of Scotland	USD	2,007	EUR	1,400	03/17/10	(66)
Royal Bank of Scotland	USD	2,899	EUR	2,000	03/17/10	(126)
Royal Bank of Scotland	USD	56	GBP	34	03/17/10	(2)
Royal Bank of Scotland	USD	968	GBP	600	03/17/10	(9)
Royal Bank of Scotland	USD	1,616	GBP	1,000	03/17/10	(18)
Royal Bank of Scotland	USD	1,617	GBP	1,000	03/17/10	(19)
Royal Bank of Scotland	USD	74	HKD	576	03/17/10	—
Royal Bank of Scotland	USD	133	HKD	1,028	03/17/10	—
Royal Bank of Scotland	USD	1,094	JPY	96,962	03/17/10	(20)
Royal Bank of Scotland	USD	2,214	JPY	200,000	03/17/10	2
Royal Bank of Scotland	USD	1,101	JPY	100,000	03/17/10	7
Royal Bank of Scotland	USD	2	SGD	3	03/17/10	—
Royal Bank of Scotland	USD	157	SGD	219	03/17/10	(1)
Royal Bank of Scotland	USD	17	SGD	24	03/17/10	—
Royal Bank of Scotland	USD	72	SGD	100	03/17/10	(1)
Royal Bank of Scotland	AUD	3,886	USD	3,564	03/17/10	141
Royal Bank of Scotland	DKK	967	USD	189	03/17/10	9
Royal Bank of Scotland	DKK	1,279	USD	253	03/17/10	15
Royal Bank of Scotland	EUR	1,000	USD	1,435	03/17/10	48
Royal Bank of Scotland	GBP	1,000	USD	1,593	03/17/10	(5)
Royal Bank of Scotland	HKD	807	USD	104	03/17/10	—
Royal Bank of Scotland	JPY	100,000	USD	1,091	03/17/10	(17)
State Street Bank and Trust Company	USD	707	AUD	772	03/17/10	(27)
State Street Bank and Trust Company	USD	54	BRL	102	02/01/10	—
State Street Bank and Trust Company	USD	1	BRL	2	02/01/10	—
State Street Bank and Trust Company	USD	45	DKK	226	03/17/10	(3)
State Street Bank and Trust Company	USD	85	DKK	451	02/02/10	(1)
State Street Bank and Trust Company	USD	94	EUR	64	03/17/10	(5)
State Street Bank and Trust Company	USD	1,674	EUR	1,198	02/02/10	(13)
State Street Bank and Trust Company	USD	106	EUR	76	02/01/10	(1)
State Street Bank and Trust Company	USD	6,798	GBP	4,243	03/17/10	(18)
State Street Bank and Trust Company	USD	1,068	GBP	663	02/02/10	(9)
State Street Bank and Trust Company	USD	1,360	JPY	123,402	02/03/10	7
State Street Bank and Trust Company	USD	123	JPY	11,091	02/02/10	—
State Street Bank and Trust Company	USD	169	JPY	15,220	02/02/10	—
State Street Bank and Trust Company	USD	86	JPY	7,742	02/02/10	—
State Street Bank and Trust Company	USD	71	JPY	6,392	02/02/10	—
State Street Bank and Trust Company	USD	37	JPY	3,366	02/02/10	—
State Street Bank and Trust Company	USD	185	JPY	16,654	02/02/10	—
State Street Bank and Trust Company	USD	165	JPY	15,017	02/03/10	1
State Street Bank and Trust Company	USD	156	JPY	14,148	02/03/10	1
State Street Bank and Trust Company	USD	54	JPY	4,936	02/03/10	—
State Street Bank and Trust Company	USD	80	JPY	7,239	02/03/10	—
State Street Bank and Trust Company	USD	197	JPY	17,840	02/03/10	1
State Street Bank and Trust Company	USD	515	JPY	46,400	02/01/10	(1)
State Street Bank and Trust Company	USD	149	KRW	171,886	02/01/10	(1)
State Street Bank and Trust Company	USD	290	SGD	400	03/17/10	(5)

See accompanying notes which are an integral part of the Quarterly Report.

Russell International Developed Markets Fund	47

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
State Street Bank and Trust Company	AUD	27	USD	25	02/02/10	—
State Street Bank and Trust Company	AUD	41	USD	37	02/02/10	1
State Street Bank and Trust Company	AUD	197	USD	177	02/02/10	3
State Street Bank and Trust Company	AUD	1,186	USD	1,069	02/02/10	20
State Street Bank and Trust Company	AUD	1,284	USD	1,157	02/02/10	21
State Street Bank and Trust Company	AUD	1,769	USD	1,580	02/02/10	15
State Street Bank and Trust Company	AUD	1,000	USD	869	03/17/10	(12)
State Street Bank and Trust Company	AUD	1,500	USD	1,348	03/17/10	27
State Street Bank and Trust Company	CAD	43	USD	41	02/01/10	—
State Street Bank and Trust Company	CHF	29	USD	27	02/02/10	—
State Street Bank and Trust Company	CHF	172	USD	164	02/02/10	1
State Street Bank and Trust Company	CHF	338	USD	321	02/02/10	3
State Street Bank and Trust Company	CHF	739	USD	696	02/03/10	(1)
State Street Bank and Trust Company	EUR	37	USD	52	02/01/10	—
State Street Bank and Trust Company	EUR	385	USD	536	02/02/10	3
State Street Bank and Trust Company	EUR	2,000	USD	2,946	03/17/10	173
State Street Bank and Trust Company	EUR	2,000	USD	2,846	03/17/10	73
State Street Bank and Trust Company	EUR	4,865	USD	7,012	03/17/10	267
State Street Bank and Trust Company	GBP	36	USD	58	02/02/10	—
State Street Bank and Trust Company	GBP	80	USD	129	02/02/10	1
State Street Bank and Trust Company	GBP	126	USD	203	02/02/10	2
State Street Bank and Trust Company	GBP	131	USD	211	02/02/10	2
State Street Bank and Trust Company	GBP	1,000	USD	1,629	03/17/10	31
State Street Bank and Trust Company	GBP	1,000	USD	1,593	03/17/10	(5)
State Street Bank and Trust Company	GBP	1,000	USD	1,596	03/17/10	(2)
State Street Bank and Trust Company	GBP	1,000	USD	1,614	03/17/10	16
State Street Bank and Trust Company	GBP	1,000	USD	1,617	03/17/10	19
State Street Bank and Trust Company	HKD	154	USD	20	03/17/10	—
State Street Bank and Trust Company	HKD	1,968	USD	254	03/17/10	1
State Street Bank and Trust Company	JPY	1,217	USD	14	02/02/10	—
State Street Bank and Trust Company	JPY	46,527	USD	516	02/02/10	1
State Street Bank and Trust Company	JPY	55,590	USD	619	02/02/10	3
State Street Bank and Trust Company	JPY	2,539	USD	28	02/03/10	—
State Street Bank and Trust Company	JPY	24,375	USD	269	02/03/10	(1)
State Street Bank and Trust Company	JPY	25,526	USD	281	02/03/10	(1)
State Street Bank and Trust Company	JPY	136,156	USD	1,501	02/03/10	(8)
State Street Bank and Trust Company	JPY	100,000	USD	1,097	03/17/10	(11)
State Street Bank and Trust Company	JPY	200,000	USD	2,180	03/17/10	(36)
State Street Bank and Trust Company	JPY	250,000	USD	2,829	03/17/10	59
State Street Bank and Trust Company	NOK	1,498	USD	254	02/02/10	1
State Street Bank and Trust Company	NOK	20,707	USD	3,530	03/17/10	41
State Street Bank and Trust Company	SGD	70	USD	50	03/17/10	1
UBS	USD	450	DKK	2,311	03/17/10	(20)
UBS	USD	24	DKK	126	03/17/10	—
UBS	USD	1,071	EUR	762	02/01/10	(14)
UBS	USD	275	EUR	184	03/17/10	(20)
UBS	USD	454	EUR	313	03/17/10	(20)
UBS	USD	110	EUR	78	03/17/10	(2)
UBS	USD	4,351	EUR	3,000	03/17/10	(192)
UBS	USD	25	HKD	197	03/17/10	—
UBS	USD	3,287	JPY	300,000	03/17/10	37
UBS	USD	219	JPY	20,000	03/17/10	2

See accompanying notes which are an integral part of the Quarterly Report.

48	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
UBS	USD	504	SEK	3,469	03/17/10	(35)
UBS	USD	2,643	SEK	18,659	03/17/10	(117)
UBS	AUD	1,000	USD	905	03/17/10	24
UBS	CHF	1,037	USD	1,028	03/17/10	50
UBS	CHF	2,754	USD	2,706	03/17/10	109
UBS	EUR	2,000	USD	2,881	03/17/10	109
UBS	GBP	339	USD	562	03/17/10	21
UBS	JPY	189,193	USD	2,071	03/17/10	(25)
UBS	JPY	200,000	USD	2,195	03/17/10	(21)
UBS	SGD	55	USD	39	03/17/10	—
Westpac Banking Corporation	USD	6,539	AUD	7,280	03/17/10	(128)
Westpac Banking Corporation	USD	1,644	AUD	1,824	03/17/10	(38)
Westpac Banking Corporation	USD	3,178	AUD	3,538	03/17/10	(63)
Westpac Banking Corporation	USD	1,030	CHF	1,057	03/17/10	(34)
Westpac Banking Corporation	USD	16,894	EUR	11,488	03/17/10	(967)
Westpac Banking Corporation	USD	4,353	EUR	3,000	03/17/10	(194)
Westpac Banking Corporation	USD	8,005	GBP	4,944	03/17/10	(104)
Westpac Banking Corporation	USD	1,622	GBP	1,000	03/17/10	(24)
Westpac Banking Corporation	USD	245	HKD	1,899	03/17/10	(1)
Westpac Banking Corporation	USD	379	JPY	33,278	03/17/10	(10)
Westpac Banking Corporation	USD	8,473	JPY	743,667	03/17/10	(234)
Westpac Banking Corporation	USD	6,671	NOK	38,675	03/17/10	(155)
Westpac Banking Corporation	USD	35	SGD	49	03/17/10	—
Westpac Banking Corporation	DKK	1,651	USD	326	03/17/10	19
Westpac Banking Corporation	EUR	2,000	USD	2,860	03/17/10	87
Westpac Banking Corporation	EUR	3,175	USD	4,669	03/17/10	267
Westpac Banking Corporation	GBP	1,037	USD	1,679	03/17/10	22
Westpac Banking Corporation	JPY	200,000	USD	2,159	03/17/10	(57)
Westpac Banking Corporation	SEK	12,028	USD	1,690	03/17/10	62

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(8,431)

See accompanying notes which are an integral part of the Quarterly Report.

Russell International Developed Markets Fund	49

Russell Investment Company

Russell International Developed Markets Fund

Presentation of Portfolio Holdings — January 31, 2010 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$5,126	$161,318	$21	$166,465
Austria	—	3,029	—	3,029
Belgium	—	39,501	—	39,501
Bermuda	15,963	39,637	—	55,600
Brazil	76,907	—	—	76,907
Canada	103,758	—	—	103,758
Cayman Islands	5,770	10,529	—	16,299
China	10,300	28,154	—	38,454
Czech Republic	—	4,033	—	4,033
Denmark	—	48,242	—	48,242
Finland	—	38,666	—	38,666
France	1,031	445,610	—	446,641
Germany	—	298,364	—	298,364
Guernsey	5,758	—	—	5,758
Hong Kong	—	56,684	—	56,684
India	27,328	10,339	—	37,667
Indonesia	—	6,222	—	6,222
Ireland	20,816	4,548	—	25,364
Israel	21,767	3,930	—	25,697
Italy	—	82,094	—	82,094
Japan	1,367	632,261	—	633,628
Kazakhstan	2,112	—	—	2,112
Luxembourg	3,485	6,763	—	10,248
Malaysia	—	2,720	—	2,720
Mauritius	—	1,592	—	1,592
Mexico	5,660	—	—	5,660
Netherlands	5,032	185,102	—	190,134
Netherlands Antilles	—	330	—	330
New Zealand	—	7,289	—	7,289
Norway	—	18,369	—	18,369
Puerto Rico	2,586	—	—	2,586
Russia	10,117	18,013	—	28,130
Singapore	—	56,021	—	56,021
South Africa	—	7,319	—	7,319
South Korea	590	42,944	—	43,534
Spain	—	144,205	—	144,205
Sweden	—	17,576	—	17,576
Switzerland	36,158	310,785	—	346,943
Taiwan	5,978	17,734	—	23,712
Turkey	—	7,514	—	7,514
United Kingdom	32,880	721,777	—	754,657
United States	6,874	11,782	—	18,656
Preferred Stocks	10,873	3,668	—	14,541
Warrants & Rights	7,135	—	6,883	14,018
Short-Term Investments	—	257,823	—	257,823
Other Securities	—	363,253	—	363,253

Total Investments	425,371	4,115,740	6,904	4,548,015

Other Financial Instruments
Futures Contracts	(10,655)	—	—	(10,655)
Foreign Currency Exchange Contracts	(28)	(8,403)	—	(8,431)

Total Other Financial Instruments*	(10,683)	(8,403)	—	(19,086)

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

Invetments in which significant unobservable inputs (Level 3) used in determining a value for the period ending January 31, 2010 were less than 1% of net assets.

See accompanying notes which are an integral part of the Quarterly Report.

50	Russell International Developed Markets Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 94.3%
Australia - 0.2%
Alumina, Ltd. - ADR (Æ)	208,600	1,141
Minara Resources, Ltd. (Æ)	695,749	422
Mineral Deposits, Ltd. (Æ)	361,300	283

		1,846

Brazil - 1.8%
BM&F Bovespa SA	257,166	1,737
Centrais Eletricas Brasileiras SA - ADR (Æ)	208,350	3,798
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (Æ)	27,884	949
Petroleo Brasileiro SA - ADR	165,300	5,964
Tam SA - ADR (Æ)(Ñ)	93,100	1,698
Vale SA Class B (Ñ)	174,300	3,936

		18,082

Canada - 2.7%
Barrick Gold Corp.	135,530	4,719
Cameco Corp.	103,670	2,806
Canadian National Railway Co.	154,130	7,696
Cenovus Energy, Inc.	41,800	968
Eastern Platinum, Ltd. (Æ)	1,365,125	1,480
EnCana Corp.	41,800	1,279
Gabriel Resources, Ltd. (Æ)	1,283,978	4,441
Teck Resources, Ltd. Class B (Æ)	61,700	2,025
Westjet Airlines, Ltd. (Æ)	31,200	368
	104,177	1,228

		27,010

Cayman Islands - 0.8%
Baidu, Inc. - ADR (Æ)	8,600	3,541
Endeavor Financial Corp. (Æ)(Å)	417,425	687
Hutchison Telecommunications, Ltd.	6,192,100	1,034
NagaCorp, Ltd.	7,370,000	775
Tencent Holdings, Ltd.	66,800	1,239

		7,276

China - 0.6%
China Construction Bank Corp. Class H	3,251,900	2,482
China Longyuan Power Group Corp. (Æ)	1,793,000	2,217
PetroChina Co., Ltd. - ADR	9,325	1,039

		5,738

Finland - 0.1%
UPM-Kymmene OYJ	119,000	1,305

France - 4.7%
Areva SA	1,247	574
Cie Generale des Establishments Michelin Class B	51,078	3,971
Danone	51,987	2,978
Electronic Defrance SA	19,885	1,072
Legrand SA	297,979	8,596

	Principal Amount ($) or Shares	Market Value $
LVMH Moet Hennessy Louis Vuitton SA	92,011	10,064
Pernod-Ricard SA	83,840	6,764
Publicis Groupe SA	128,400	5,236
Renault SA (Æ)	86,900	4,101
Thales SA	74,710	3,378

		46,734

Germany - 4.5%
Allianz SE	55,800	6,177
Daimler AG	91,300	4,207
Deutsche Boerse AG	39,100	2,577
Deutsche Telekom AG - ADR	95,707	1,232
E.ON AG	119,017	4,370
HeidelbergCement AG	71,205	4,290
Linde AG	92,579	10,105
Merck KGaA	61,004	5,440
SAP AG	131,300	5,993

		44,391

India - 1.4%
Bajaj Finserv, Ltd.	148,540	1,016
Container Corp. of India	46,947	1,240
GMR Infrastructure, Ltd. (Æ)	3,002,026	3,834
Kotak Mahindra Bank, Ltd.	99,600	1,678
Reliance Industries, Ltd.	140,800	3,155
Tata Motors, Ltd. - ADR	54,580	798
United Spirits, Ltd.	59,855	1,590

		13,311

Ireland - 1.6%
Accenture PLC Class A	290,100	11,891
Elan Corp. PLC - ADR (Æ)	204,000	1,520
Governor & Co. of the Bank of Ireland (The) (Æ)	1,084,600	1,956

		15,367

Israel - 0.8%
Teva Pharmaceutical Industries, Ltd. - ADR	142,800	8,100

Italy - 1.4%
ERG SpA	192,600	2,607
Intesa Sanpaolo SpA (Æ)	2,584,026	9,819
Telecom Italia SpA	1,216,200	1,413

		13,839

Japan - 6.8%
77 Bank, Ltd. (The)	132,000	706
Aeon Mall Co., Ltd.	158,900	2,906
Canon, Inc.	100,300	3,925
Daiwa Securities Group, Inc.	1,493,200	7,445
Fields Corp.	320	400
Futaba Corp.	47,300	814
Hakuhodo DY Holdings, Inc.	4,850	238
JS Group Corp.	34,600	610
Kao Corp.	107,000	2,586

Russell Global Equity Fund	51

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Kirin Holdings Co., Ltd.	60,000	916
Mitsubishi Corp.	146,300	3,517
Mitsui & Co., Ltd.	107,700	1,574
Nippon Oil Corp.	183,000	853
Nippon Telegraph & Telephone Corp.	165,000	6,969
Nissin Foods Holdings Co., Ltd.	19,600	649
Nomura Holdings, Inc.	467,900	3,502
Obayashi Corp.	199,000	703
Panasonic Corp.	309,800	4,874
Rohm Co., Ltd. (Ñ)	78,100	5,237
Sekisui House, Ltd.	301,000	2,854
Seven & I Holdings Co., Ltd.	60,400	1,322
Sony Corp.	45,000	1,498
Sumitomo Mitsui Financial Group, Inc.	35,500	1,147
Sumitomo Osaka Cement Co., Ltd.	821,000	1,195
Sumitomo Trust & Banking Co., Ltd. (The)	415,000	2,312
Takeda Pharmaceutical Co., Ltd.	38,000	1,670
Toppan Printing Co., Ltd.	144,000	1,253
Toyota Motor Corp.	134,000	5,139
TV Asahi Corp.	411	671

		67,485

Luxembourg - 0.3%
Stolt-Nielsen SA	181,600	2,693

Mexico - 1.7%
America Movil SAB de CV Series L	159,200	6,949
Fomento Economico Mexicano SAB de CV - ADR	92,400	3,895
Grupo Financiero Banorte SAB de CV Class O (Æ)	765,100	2,516
Grupo Televisa SA - ADR	180,700	3,531

		16,891

Netherlands - 2.5%
Akzo Nobel NV	22,200	1,326
ASML Holding NV	88,700	2,793
Heineken NV	234,865	11,543
TNT NV	323,242	9,238

		24,900

Netherlands Antilles - 0.3%
Schlumberger, Ltd.	48,500	3,078

Norway - 0.5%
Marine Harvest ASA (Æ)	3,926,730	3,507
StatoilHydro ASA - ADR	64,500	1,442

		4,949

Panama - 0.7%
Carnival Corp.	190,200	6,339

Papua New Guinea - 0.4%
Lihir Gold, Ltd.	1,730,700	4,193

Russia - 0.6%
Gazprom OAO - ADR	250,300	6,105

	Principal Amount ($) or Shares	Market Value $

South Africa - 0.4%
AngloGold Ashanti, Ltd. - ADR	32,425	1,157
Gold Fields, Ltd.	248,459	2,854

		4,011

South Korea - 0.7%
Korea Electric Power Corp. - ADR	158,300	2,573
KT Corp. - ADR	33,260	713
Samsung Electronics Co., Ltd.	5,540	3,733

		7,019

Spain - 0.5%
Iberdrola Renovables SA	976,287	4,335

Sweden - 0.0%
Assa Abloy AB Class B	5,189	89

Switzerland - 9.2%
Adecco SA	89,700	4,848
Cie Financiere Richemont SA	429,528	14,398
Credit Suisse Group AG	185,500	8,041
GAM Holding, Ltd.	32,100	370
Givaudan SA	13,817	11,254
Julius Baer Group, Ltd.	170,100	5,588
Nestle SA	305,839	14,472
Novartis AG	150,500	8,061
Roche Holding AG	81,849	13,746
Transocean, Ltd. (Æ)	58,100	4,923
UBS AG (Æ)	299,900	3,896
	88,530	1,152

		90,749

Thailand - 0.1%
Bangkok Bank PCL	203,400	687
Krung Thai Bank PCL	2,004,600	580

		1,267

Turkey - 0.1%
Turkcell Iletisim Hizmet AS - ADR	57,475	1,045

United Kingdom - 8.5%
AstraZeneca PLC - ADR	16,100	748
BP PLC	14,149	132
BP PLC - ADR	23,642	1,327
British Sky Broadcasting Group PLC	336,100	2,845
Centrica PLC	1,353,200	5,809
Diageo PLC	514,188	8,656
Experian PLC	256,100	2,436
GlaxoSmithKline PLC	167,600	3,263
Mondi PLC	275,017	1,564
Reckitt Benckiser Group PLC	167,227	8,692
Reed Elsevier PLC	507,400	4,044
Rio Tinto PLC	106,691	5,119
Rolls-Royce Group PLC (Æ)	1,378,578	10,549
Royal Dutch Shell PLC Class B	209,164	5,585

52	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Standard Chartered PLC	193,200	4,417
Tesco PLC	448,678	3,035
Unilever PLC	221,213	6,747
Vodafone Group PLC (Ñ)	1,678,953	3,607
Vodafone Group PLC - ADR	63,800	1,369
WPP PLC	458,524	4,232

		84,176

United States - 40.4%
3M Co.	104,160	8,384
Aetna, Inc.	52,765	1,581
AGCO Corp. (Æ)	69,825	2,158
Alcoa, Inc.	114,275	1,455
Amazon.com, Inc. (Æ)	44,600	5,593
Ameren Corp.	51,125	1,306
Apple, Inc. (Æ)	75,270	14,461
Applied Materials, Inc.	309,700	3,772
Arch Coal, Inc. (Ñ)	68,400	1,441
Autodesk, Inc. (Æ)(Ñ)	97,300	2,315
AutoZone, Inc. (Æ)(Ñ)	15,600	2,418
Bank of New York Mellon Corp. (The)	570,870	16,607
Bed Bath & Beyond, Inc. (Æ)	79,900	3,092
Best Buy Co., Inc.	86,500	3,170
BJ Services Co.	74,700	1,544
Boeing Co. (The)	69,300	4,200
Cameron International Corp. (Æ)	76,100	2,866
Caterpillar, Inc. (Ñ)	100,300	5,240
CBS Corp. Class B	313,400	4,052
Celgene Corp. (Æ)	25,400	1,442
Charles Schwab Corp. (The)	170,243	3,114
Cisco Systems, Inc. (Æ)	339,430	7,627
ConocoPhillips	31,045	1,490
Consol Energy, Inc.	14,375	670
Dentsply International, Inc. (Ñ)	165,300	5,543
Discover Financial Services	176,800	2,419
eBay, Inc. (Æ)	112,035	2,579
Edwards Lifesciences Corp. (Æ)	31,200	2,796
EOG Resources, Inc.	33,200	3,002
FedEx Corp.	70,100	5,492
Fifth Third Bancorp	388,700	4,835
Franklin Resources, Inc.	60,300	5,972
Freeport-McMoRan Copper & Gold, Inc. Class B	37,100	2,474
General Dynamics Corp.	48,700	3,256
Gilead Sciences, Inc. (Æ)	93,700	4,523
Goldman Sachs Group, Inc. (The)	39,100	5,815
Google, Inc. Class A (Æ)	17,600	9,318
Hewlett-Packard Co.	134,300	6,322
Home Depot, Inc.	77,700	2,176
Illinois Tool Works, Inc.	71,200	3,104
Illumina, Inc. (Æ)	5,900	216
Intel Corp.	651,900	12,647
Janus Capital Group, Inc. (Ñ)	96,800	1,182
JPMorgan Chase & Co.	523,221	20,374
Juniper Networks, Inc. (Æ)	313,900	7,794
Keycorp (Ñ)	144,000	1,034

	Principal Amount ($) or Shares	Market Value $
Kroger Co. (The)	113,500	2,432
Las Vegas Sands Corp. (Æ)	144,100	2,234
Loews Corp.	27,375	979
Lowe’s Cos., Inc.	221,500	4,795
Mastercard, Inc. Class A (Ñ)	23,200	5,798
Medtronic, Inc.	198,320	8,506
Microsoft Corp.	197,870	5,576
Monsanto Co.	39,100	2,967
Morgan Stanley (Ñ)	132,700	3,554
Murphy Oil Corp.	72,900	3,724
National Oilwell Varco, Inc.	99,900	4,086
Newmont Mining Corp.	104,725	4,489
Nike, Inc. Class B (Ñ)	70,200	4,475
Omnicom Group, Inc.	249,430	8,805
Oracle Corp.	422,390	9,740
Peabody Energy Corp.	46,975	1,979
PepsiCo, Inc.	97,900	5,837
Pfizer, Inc.	459,825	8,580
Polo Ralph Lauren Corp. Class A	76,600	6,281
Praxair, Inc.	98,740	7,437
Procter & Gamble Co. (The)	127,400	7,841
QUALCOMM, Inc.	118,700	4,652
Red Hat, Inc. (Æ)(Ñ)	61,100	1,663
Smithfield Foods, Inc. (Æ)	188,600	2,840
Starwood Hotels & Resorts Worldwide, Inc. (Ñ)(ö)	126,200	4,205
TD Ameritrade Holding Corp. (Æ)	125,000	2,220
Tech Data Corp. (Æ)	23,395	953
Tesoro Corp.	84,580	1,057
Tyson Foods, Inc. Class A	286,285	3,956
Union Pacific Corp.	93,155	5,636
Wal-Mart Stores, Inc.	220,425	11,777
Walgreen Co.	207,400	7,477
Walt Disney Co. (The)	327,090	9,666
Waters Corp. (Æ)	159,340	9,079
WellPoint, Inc. (Æ)	78,100	4,977
Wells Fargo & Co.	106,796	3,036
Yum! Brands, Inc. (Ñ)	85,900	2,939

		399,119

Total Common Stocks (cost $852,945)		931,442

Preferred Stocks - 1.1%
Brazil - 0.2%
Tim Participacoes SA	483,150	1,269

United States - 0.9%
Bank of America Corp.	595,600	8,993

Total Preferred Stocks (cost $9,936)		10,262

Russell Global Equity Fund	53

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Warrants & Rights - 0.0%
Cayman Islands - 0.0%
Endeavor Financial Corp. (Æ)(Å) 2014 Warrants	251,905	158

Total Warrants & Rights (cost $696)		158

Short-Term Investments - 4.3%
United States - 4.3%
Russell U.S. Cash Management Fund (£)	42,871,803	42,872

Total Short-Term Investments (cost $42,872)		42,872

Other Securities - 8.3%
Russell U.S. Cash Collateral Fund (×)	48,331,643	48,332
State Street Securities Lending Quality Trust (×)	34,098,979	33,994

Total Other Securities (cost $82,431)		82,326

Total Investments - 108.0% (identified cost $988,880)		1,067,060

Other Assets and Liabilities, Net - (8.0%)		(79,490)

Net Assets - 100.0%		987,570

See accompanying notes which are an integral part of the Quarterly Report.

54	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
EUR STOXX 50 Index (EMU)	240	EUR	6,655	03/10	(448)
FTSE-100 Index (UK)	54	GBP	2,780	03/10	(120)
Hang Seng Index (Hong Kong)	4	HKD	4,041	02/10	(8)
S&P 500 E-Mini Index (CME)	310	USD	16,591	03/10	(636)
S&P 500 Index (CME)	20	USD	5,352	03/10	(105)
SPI 200 Index (Australia)	17	AUD	1,932	03/10	(56)
TOPIX Index (Japan)	47	JPY	420,415	03/10	(36)
TSE 60 Index (Canada)	16	CAD	2,070	03/10	(81)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(1,490)

See accompanying notes which are an integral part of the Quarterly Report.

Russell Global Equity Fund	55

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	333	GBP	205	02/01/10	(5)
Bank of America	EUR	403	USD	566	02/01/10	8
Bank of Montreal	USD	140	EUR	100	03/17/10	(2)
Bank of Montreal	USD	404	GBP	250	03/17/10	(5)
Barclays Bank PLC	USD	1,295	EUR	880	03/17/10	(75)
Brown Brothers Harriman Co.	AUD	100	USD	90	03/17/10	2
Brown Brothers Harriman Co.	CAD	100	USD	96	03/17/10	3
Brown Brothers Harriman Co.	EUR	200	USD	287	03/17/10	10
Brown Brothers Harriman Co.	JPY	15,000	USD	164	03/17/10	(3)
Citibank	USD	568	EUR	404	02/01/10	(7)
Citibank	SEK	3,452	USD	471	02/02/10	4
Citibank	SEK	950	USD	129	02/02/10	1
Credit Suisse First Boston	USD	229	AUD	255	03/17/10	(5)
Credit Suisse First Boston	USD	279	CAD	294	03/17/10	(4)
Credit Suisse First Boston	USD	603	GBP	373	03/17/10	(8)
Credit Suisse First Boston	USD	619	JPY	54,333	03/17/10	(17)
Deutsche Bank	USD	90	AUD	100	03/17/10	(2)
Deutsche Bank	USD	229	AUD	255	03/17/10	(5)
Deutsche Bank	USD	95	CAD	100	03/17/10	(1)
Deutsche Bank	USD	279	CAD	294	03/17/10	(4)
Deutsche Bank	USD	848	EUR	600	03/17/10	(16)
Deutsche Bank	USD	1,294	EUR	880	03/17/10	(74)
Deutsche Bank	USD	322	GBP	200	03/17/10	(3)
Deutsche Bank	USD	603	GBP	373	03/17/10	(7)
Deutsche Bank	USD	444	JPY	40,000	03/17/10	(1)
Deutsche Bank	USD	620	JPY	54,333	03/17/10	(18)
Deutsche Bank	EUR	400	USD	564	03/17/10	9
Deutsche Bank	GBP	200	USD	323	03/17/10	3
Deutsche Bank	JPY	50,000	USD	559	03/17/10	5
HSBC	USD	229	AUD	255	03/17/10	(5)
HSBC	USD	272	AUD	300	03/17/10	(7)
HSBC	USD	279	CAD	294	03/17/10	(4)
HSBC	USD	286	CAD	300	03/17/10	(6)
HSBC	USD	690	CHF	725	02/01/10	(7)
HSBC	USD	1,295	EUR	880	03/17/10	(75)
HSBC	USD	1,411	EUR	1,000	03/17/10	(25)
HSBC	USD	603	GBP	373	03/17/10	(7)
HSBC	USD	651	GBP	400	03/17/10	(12)
HSBC	USD	548	JPY	50,000	03/17/10	6
HSBC	USD	619	JPY	54,333	03/17/10	(17)
HSBC	USD	755	JPY	68,505	02/03/10	3
HSBC	SEK	1,808	USD	249	02/01/10	4
HSBC	JPY	30,000	USD	341	03/17/10	9
HSBC	AUD	100	USD	90	03/17/10	2
HSBC	CAD	150	USD	142	03/17/10	2
HSBC	EUR	500	USD	737	03/17/10	44
HSBC	GBP	150	USD	243	03/17/10	3
JP Morgan	USD	229	AUD	255	03/17/10	(5)
JP Morgan	USD	279	CAD	294	03/17/10	(4)
JP Morgan	USD	1,295	EUR	880	03/17/10	(75)
JP Morgan	USD	603	GBP	373	03/17/10	(8)
JP Morgan	USD	619	JPY	54,333	03/17/10	(17)

See accompanying notes which are an integral part of the Quarterly Report.

56	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

JP Morgan	GBP	200	USD	320	03/17/10	1
Mellon Bank	USD	229	AUD	255	03/17/10	(5)
Mellon Bank	USD	279	CAD	294	03/17/10	(4)
Mellon Bank	USD	1,295	EUR	880	03/17/10	(75)
Mellon Bank	USD	603	GBP	373	03/17/10	(7)
Mellon Bank	USD	619	JPY	54,333	03/17/10	(17)
Morgan Stanley	USD	38	AUD	43	02/01/10	—
Morgan Stanley	USD	31	CAD	33	02/01/10	—
Morgan Stanley	USD	1	HKD	6	02/01/10	—
Morgan Stanley	USD	108	JPY	9,635	02/01/10	(1)
Morgan Stanley	EUR	60	USD	86	02/01/10	3
Morgan Stanley	GBP	16	USD	27	02/01/10	1
National Bank of Australia	EUR	100	USD	145	03/17/10	7
Royal Bank of Canada	USD	183	AUD	200	03/17/10	(6)
Royal Bank of Canada	USD	193	CAD	200	03/17/10	(6)
Royal Bank of Canada	USD	1,003	EUR	700	03/17/10	(32)
Royal Bank of Canada	USD	162	GBP	100	03/17/10	(2)
Royal Bank of Canada	USD	319	GBP	200	03/17/10	1
Royal Bank of Canada	USD	322	JPY	30,000	03/17/10	10
Royal Bank of Scotland	USD	90	AUD	100	03/17/10	(2)
Royal Bank of Scotland	USD	94	CAD	100	03/17/10	(1)
Royal Bank of Scotland	USD	290	EUR	200	03/17/10	(13)
Royal Bank of Scotland	USD	430	EUR	300	03/17/10	(15)
Royal Bank of Scotland	USD	439	EUR	300	03/17/10	(23)
Royal Bank of Scotland	USD	162	GBP	100	03/17/10	(2)
Royal Bank of Scotland	USD	162	GBP	100	03/17/10	(2)
Royal Bank of Scotland	USD	110	JPY	10,000	03/17/10	1
Royal Bank of Scotland	CHF	665	USD	630	02/03/10	3
Royal Bank of Scotland	EUR	150	USD	215	03/17/10	7
Royal Bank of Scotland	JPY	20,000	USD	218	03/17/10	(4)
Societe Generale	USD	95	CAD	100	03/17/10	(2)
State Street Bank and Trust Company	USD	135	AUD	150	03/17/10	(3)
State Street Bank and Trust Company	USD	141	CAD	150	03/17/10	(1)
State Street Bank and Trust Company	USD	430	EUR	300	03/17/10	(15)
State Street Bank and Trust Company	USD	702	EUR	500	03/17/10	(9)
State Street Bank and Trust Company	USD	736	EUR	500	03/17/10	(43)
State Street Bank and Trust Company	USD	160	GBP	100	03/17/10	—
State Street Bank and Trust Company	USD	326	GBP	200	03/17/10	(6)
State Street Bank and Trust Company	USD	105	HKD	819	02/01/10	—
State Street Bank and Trust Company	USD	152	HKD	1,183	02/02/10	—
State Street Bank and Trust Company	USD	109	JPY	10,000	03/17/10	2
State Street Bank and Trust Company	USD	329	JPY	30,000	03/17/10	3
State Street Bank and Trust Company	USD	340	JPY	30,000	03/17/10	(7)
State Street Bank and Trust Company	AUD	200	USD	185	03/17/10	9
State Street Bank and Trust Company	CAD	200	USD	195	03/17/10	8
State Street Bank and Trust Company	CHF	301	USD	286	02/02/10	2
State Street Bank and Trust Company	EUR	100	USD	143	03/17/10	5
State Street Bank and Trust Company	EUR	200	USD	286	03/17/10	9
State Street Bank and Trust Company	EUR	200	USD	288	03/17/10	11
State Street Bank and Trust Company	EUR	400	USD	579	03/17/10	24
State Street Bank and Trust Company	GBP	100	USD	161	03/17/10	1
State Street Bank and Trust Company	GBP	100	USD	160	03/17/10	—
State Street Bank and Trust Company	GBP	200	USD	326	03/17/10	8

See accompanying notes which are an integral part of the Quarterly Report.

Russell Global Equity Fund	57

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank and Trust Company	JPY	30,000	USD	329	03/17/10	(3)
UBS	USD	82	EUR	59	02/02/10	(1)
UBS	EUR	500	USD	720	03/17/10	28
Westpac Banking Corporation	USD	229	AUD	255	03/17/10	(4)
Westpac Banking Corporation	USD	279	CAD	294	03/17/10	(4)
Westpac Banking Corporation	USD	1,294	EUR	880	03/17/10	(73)
Westpac Banking Corporation	USD	603	GBP	373	03/17/10	(8)
Westpac Banking Corporation	USD	619	JPY	54,333	03/17/10	(16)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(686)

See accompanying notes which are an integral part of the Quarterly Report.

58	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Presentation of Portfolio Holdings — January 31, 2010 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$1,141	$705	$—	$1,846
Brazil	18,082	—	—	18,082
Canada	25,781	—	1,229	27,010
Cayman Islands	3,540	3,049	687	7,276
China	3,256	2,482	—	5,738
Finland	—	1,305	—	1,305
France	—	46,734	—	46,734
Germany	1,232	43,159	—	44,391
India	799	12,512	—	13,311
Ireland	13,411	1,956	—	15,367
Israel	8,100	—	—	8,100
Italy	—	13,839	—	13,839
Japan	—	67,485	—	67,485
Luxembourg	—	2,693	—	2,693
Mexico	16,891	—	—	16,891
Netherlands		24,900	—	24,900
Netherlands Antilles	3,078	—	—	3,078
Norway	1,442	3,507	—	4,949
Panama	6,339	—	—	6,339
Papua New Guinea	—	4,193	—	4,193
Russia	—	6,105	—	6,105
South Africa	1,157	2,854	—	4,011
South Korea	3,285	3,734	—	7,019
Spain	—	4,335	—	4,335
Sweden	—	89	—	89
Switzerland	6,075	84,674	—	90,749
Thailand	580	687	—	1,267
Turkey	1,045	—	—	1,045
United Kingdom	3,444	80,732	—	84,176
United States	399,119	—	—	399,119
Preferred Stocks	10,262	—	—	10,262
Warrants & Rights	—	—	158	158
Short-Term Investments	—	42,872	—	42,872
Other Securities	—	82,326	—	82,326

Total Investments	528,059	536,927	2,074	1,067,060

Other Financial Instruments
Futures Contracts	(1,490)	—	—	(1,490)
Foreign Currency Exchange Contracts	—	(686)	—	(686)

Total Other Financial Instruments*	(1,490)	(686)	—	(2,176)

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

Investments in which significant unobservable inputs (Level 3) used in determining a value for the period ending January 31, 2010 were less than 1% of net assets.

See accompanying notes which are an integral part of the Quarterly Report.

Russell Global Equity Fund	59

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 90.8%
Austria - 0.2%
Vienna Insurance Group	28,800	1,373
Wienerberger AG (Æ)	61,490	1,142

		2,515

Bermuda - 1.1%
C C Land Holdings, Ltd.	1,693,000	616
Central European Media Enterprises, Ltd. Class A (Æ)(Ñ)	45,990	1,311
Cnpc Hong Kong, Ltd.	468,000	578
Cosan, Ltd. (Æ)	96,700	754
Credicorp, Ltd.	75,425	5,629
GOME Electrical Appliances Holdings, Ltd. (Æ)	3,098,680	1,084
Li & Fung, Ltd.	268,000	1,218
Yue Yuen Industrial Holdings, Ltd.	881,500	2,734

		13,924

Brazil - 9.7%
All America Latina Logistica SA	102,000	817
Amil Participacoes SA (Æ)	200,884	1,417
Anhanguera Educacional Participacoes SA (Æ)	223,015	3,076
Banco Bradesco SA - ADR (Ñ)	321,800	5,329
Banco do Brasil SA	655,306	9,769
Banco Santander Brasil SA - ADR	348,923	4,201
BM&F Bovespa SA	1,279,729	8,642
Brasil Telecom SA (Æ)	65,224	701
BRF - Brasil Foods SA (Æ)	35,209	843
Centrais Eletricas Brasileiras SA (Ñ)	184,200	3,913
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR (Ñ)	52,352	3,493
Cia de Saneamento Basico do Estado de Sao Paulo (Æ)	253,240	4,212
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (Æ)(Ñ)	12,375	421
Cia de Saneamento de Minas Gerais-COPASA (Æ)	75,500	1,021
Cia Siderurgica Nacional SA (Æ)(Ñ)	90,004	2,626
Cia Siderurgica Nacional SA - ADR (Ñ)	88	3
Cielo SA	117,900	938
Diagnosticos da America SA (Æ)	19,500	598
Hypermarcas SA (Æ)	174,000	2,004
Itau Unibanco Holding SA - ADR	274,014	5,250
JBS SA	360,900	1,788
Localiza Rent a Car SA (Æ)	55,000	576
Lojas Renner SA (Ñ)	145,900	2,785
Marfrig Alimentos SA (Æ)	119,656	1,428
MMX Mineracao e Metalicos SA (Æ)	165,000	1,120
MRV Engenharia e Participacoes SA	158,400	1,021
Multiplan Empreendimentos Imobiliarios SA	58,000	923
Natura Cosmeticos SA	190,400	3,428
OGX Petroleo e Gas Participacoes SA	45,352	404
Petroleo Brasileiro SA	85,900	1,742

	Principal Amount ($) or Shares	Market Value $
Petroleo Brasileiro SA - ADR	245,500	8,858
Petroleo Brasileiro SA - ADR (Ñ)	309,540	12,558
Redecard SA	220,900	3,088
Rossi Residencial SA	261,000	1,814
Souza Cruz SA	75,200	2,414
Sul America SA	54,300	1,412
Tractebel Energia SA (Ñ)	91,128	978
Usinas Siderurgicas de Minas Gerais SA	83,000	2,186
Vale SAClass B (Ñ)	637,840	15,992
Vivo Participacoes SA - ADR (Æ)	52,800	1,478
Weg SA	102,000	977

		126,244

Canada - 0.2%
First Quantum Minerals, Ltd.	27,858	2,020

Cayman Islands - 3.1%
Agile Property Holdings, Ltd.	2,242,000	2,799
Alibaba.com, Ltd. (Ñ)	1,277,500	2,872
Baidu, Inc. - ADR (Æ)	4,500	1,853
Belle International Holdings, Ltd.	2,391,500	2,699
China Dongxiang Group Co.	431,000	277
Hengan International Group Co., Ltd.	1,072,000	7,161
Hengdeli Holdings, Ltd. (Æ)	3,232,000	1,067
Ju Teng International Holdings, Ltd.	716,000	610
Kingboard Chemical Holdings, Ltd.	246,500	1,048
Lifestyle International Holdings, Ltd.	688,500	1,127
Pacific Textile Holdings, Ltd. (Ñ)	661,000	468
Parkson Retail Group, Ltd.	1,504,031	2,552
Shimao Property Holdings, Ltd. (Ñ)	387,500	592
Sina Corp. (Æ)(Ñ)	35,900	1,298
Tencent Holdings, Ltd.	530,600	9,844
Tingyi Cayman Islands Holding Corp.	264,000	571
Uni-President China Holdings, Ltd. (Ñ)	2,231,000	1,355
Xingda International Holdings, Ltd.	4,052,000	1,883

		40,076

Chile - 0.9%
Banco Santander Chile - ADR	63,733	3,941
Embotelladora Andina SA - ADR	53,300	1,044
Empresas La Polar SA	129,300	725
Enersis SA - ADR (Ñ)	63,120	1,449
SACI Falabella	132,487	750
Sociedad Quimica y Minera de Chile SA - ADR	92,900	3,380

		11,289

China - 5.8%
Angang Steel Co., Ltd. Class H	542,000	933
Anhui Conch Cement Co., Ltd. Class H (Ñ)	569,957	3,140
Bank of China, Ltd. (Ñ)	7,830,000	3,747
Bank of Communications Co., Ltd. Class H	1,141,000	1,140
China Coal Energy Co.	1,215,000	1,842
China Communications Construction Co., Ltd. Class H	2,421,000	2,243
China Construction Bank Corp. Class H	3,436,000	2,622

60	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

China Life Insurance Co., Ltd. Class H	1,172,000	5,183
China Merchants Bank Co., Ltd.	1,423,647	3,280
China National Building Material Co., Ltd. Class H	742,000	1,224
China Petroleum & Chemical Corp. Class H	1,222,000	954
China Shanshui Cement Group, Ltd.	1,616,000	939
China Shenhua Energy Co., Ltd.	1,247,708	5,319
China Telecom Corp., Ltd. Class H	1,076,000	442
China Zhongwang Holdings, Ltd. (Æ)	2,165,600	2,251
Chongqing Machinery & Electric Co., Ltd. (Æ)	5,757,537	1,314
Comba Telecom Systems Holdings, Ltd.	530,000	572
Ctrip.com International, Ltd. - ADR (Æ)	66,000	2,065
Dongfeng Motor Group Co., Ltd. Class H (Ñ)	1,680,000	2,177
Industrial & Commercial Bank of China	10,331,398	7,510
Jiangsu Expressway Co., Ltd. Class H	3,232,000	2,877
Jiangxi Copper Co., Ltd. Class H	443,000	881
Li Ning Co., Ltd. (Ñ)	83,500	254
New Oriental Education & Technology Group - ADR (Æ)(Ñ)	27,200	1,850
PetroChina Co., Ltd. Class H	508,000	568
PICC Property & Casualty Co., Ltd. Class H (Æ)	1,132,000	1,021
Ping An Insurance Group Co. of China, Ltd. Class H	209,100	1,622
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	428,000	1,564
Shenzhou International Group Holdings, Ltd.	502,000	630
Shui On Land, Ltd.	1,772,000	837
Suntech Power Holdings Co., Ltd. - ADR (Æ)	45,600	616
Want Want China Holdings, Ltd.	3,233,640	2,063
Weichai Power Co., Ltd. Class H (Ñ)	132,000	945
Weiqiao Textile Co. Class H	1,336,500	893
Wumart Stores, Inc. Class H	252,000	415
Yanzhou Coal Mining Co., Ltd. Class H	4,564,000	8,899

		74,832

Colombia - 0.6%
BanColombia SA	155,000	1,734
BanColombia SA - ADR (Ñ)	126,038	5,432

		7,166

Egypt - 0.9%
Commercial International Bank	217,400	2,382
Egyptian Financial Group-Hermes Holding	168,093	950
Orascom Construction Industries	97,444	4,607
Orascom Construction Industries - GDR	50,500	2,367
Telecom Egypt	360,140	1,197

		11,503

Greece - 0.3%
Coca Cola Hellenic Bottling Co. SA	169,744	3,895

	Principal Amount ($) or Shares	Market Value $
Hong Kong - 2.9%
ASM Pacific Technology, Ltd.	162,600	1,338
Beijing Enterprises Holdings, Ltd.	460,000	3,201
China Everbright, Ltd.	48,000	112
China Merchants Holdings International Co., Ltd.	206,658	688
China Mobile, Ltd.	667,895	6,300
China Overseas Land & Investment, Ltd.	1,312,667	2,334
China Pharmaceutical Group, Ltd.	1,052,000	536
China Resources Enterprise, Ltd.	1,744,985	5,716
China Taiping Insurance Holdings Co., Ltd. (Æ)	1,604,600	5,031
China Unicom Hong Kong, Ltd.	1,598,000	1,797
CNOOC, Ltd. (Ñ)	3,486,000	4,893
CNOOC, Ltd. - ADR (Ñ)	683	95
Foxconn International Holdings, Ltd. (Æ)(Ñ)	978,000	1,032
Shangri-La Asia, Ltd.	58,000	101
Shenzhen Investment, Ltd.	4,022,000	1,434
Shougang Concord International Enterprises Co., Ltd. (Æ)	5,100,000	1,042
Sinotrans Shipping, Ltd.	3,005,500	1,387
Texwinca Holdings, Ltd.	262,000	231
TPV Technology, Ltd.	1,558,000	957

		38,225

Hungary - 0.7%
Magyar Telekom Telecommunications PLC	284,900	1,022
MOL Hungarian Oil and Gas NyRt (Æ)	46,993	4,297
MOL Hungarian Oil and Gas NyRt - ADR (Æ)(Å)	12,898	632
OTP Bank PLC (Æ)	63,900	1,842
Richter Gedeon Nyrt.	5,400	1,140

		8,933

India - 6.1%
Adani Power, Ltd. (Æ)	236,484	511
Allahabad Bank	617,235	1,860
Andhra Bank	380,997	864
Axis Bank, Ltd.	132,400	2,883
Bajaj Auto, Ltd.	36,226	1,369
Bank of Baroda	220,000	2,724
BF Utilities, Ltd. (Æ)	15,751	360
Canara Bank (Ñ)	265,712	2,209
Container Corp. of India	58,525	1,546
Dabur India, Ltd. (Æ)	20,100	70
Educomp Solutions, Ltd.	33,000	500
Genesis Indian Investment Co., Ltd.	322,619	17,592
GMR Infrastructure, Ltd. (Æ)(Ñ)	515,644	658
GVK Power & Infrastructure, Ltd. (Æ)(Ñ)	611,600	587
HCL Technologies, Ltd.	197,972	1,481
HDFC Bank, Ltd. - ADR (Ñ)	41,400	4,898
Hindalco Industries, Ltd.	1,389,800	4,401
Hindustan Unilever, Ltd.	262,900	1,377
Housing Development Finance Corp.	36,212	1,862
ICICI Bank, Ltd.	52,500	937

Russell Emerging Markets Fund	61

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

ICICI Bank, Ltd. - ADR	34,200	1,207
Indian Overseas Bank	250,000	488
Jaiprakash Associates, Ltd.	576,180	1,681
Maruti Suzuki India, Ltd.	27,684	827
Mundra Port and Special Economic Zone, Ltd.	91,200	1,163
NTPC, Ltd.	544,130	2,506
Oriental Bank of Commerce	111,000	637
Punjab National Bank, Ltd.	176,000	3,412
Reliance Industries, Ltd. - GDR (Þ)	26,872	1,214
Satyam Computer Services, Ltd. (Æ)	197,717	420
Sesa Goa, Ltd.	547,337	4,078
Steel Authority of India, Ltd.	449,898	2,080
Sterlite Industries India, Ltd. - ADR	89,400	1,426
Tata Motors, Ltd. - ADR	63,700	932
Tata Steel, Ltd.	402,500	4,930
Union Bank of India	484,000	2,656
United Spirits, Ltd.	39,481	1,049

		79,395

Indonesia - 2.5%
Astra Agro Lestari Tbk PT	300,500	761
Astra International Tbk PT	1,211,000	4,617
Bank Danamon Indonesia Tbk PT	2,106,068	1,084
Bank Mandiri Tbk PT (Ñ)	1,623,000	804
Bank Negara Indonesia Persero Tbk PT	5,264,500	1,079
Bank Rakyat Indonesia	7,987,500	6,491
Indah Kiat Pulp and Paper Corp. Tbk PT (Æ)	4,141,000	957
Indocement Tunggal Prakarsa Tbk PT	2,142,902	3,080
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	714,000	644
Ramayana Lestari Sentosa Tbk PT (Å)	5,547,492	512
Telekomunikasi Indonesia Tbk PT (Ñ)	7,382,672	7,329
Telekomunikasi Indonesia Tbk PT - ADR	77,870	3,084
Timah Tbk PT	7,006,000	1,658

		32,100

Israel - 1.9%
Azorim-Investment Development & Construction Co., Ltd. (Æ)(Ñ)	35,657	194
Bezeq Israeli Telecommunication Corp., Ltd.	1,084,855	2,770
Delek Automotive Systems, Ltd.	78,128	960
Israel Chemicals, Ltd.	501,321	6,478
Makhteshim-Agan Industries, Ltd.	420,000	2,107
Partner Communications Co., Ltd.	73,543	1,506
Teva Pharmaceutical Industries, Ltd. - ADR	191,598	10,867

		24,882

Kazakhstan - 0.2%
KazMunaiGas Exploration Production - GDR	100,200	2,545

Luxembourg - 2.4%
Evraz Group SA - GDR (Æ)	102,123	3,391
Genesis Smaller Companies	327,651	23,072

	Principal Amount ($) or Shares	Market Value $
MHP SA - GDR (Æ)	60,749	668
Millicom International Cellular SA	35,600	2,539
Tenaris SA - ADR (Ñ)	46,600	2,050

		31,720

Malaysia - 1.2%
AMMB Holdings BHD	1,644,452	2,335
Bursa Malaysia BHD	259,800	584
CIMB Group Holdings BHD	1,332,663	4,937
IGB Corp. BHD (Æ)	1,650,100	870
KLCC Property Holdings BHD	256,000	248
Kuala Lumpur Kepong BHD	119,700	580
Lion Industries Corp. BHD	1,080,600	538
MISC BHD	141,700	332
PPB Group BHD	123,000	575
Public Bank BHD	899,031	3,157
Resorts World BHD	395,300	321
TA Enterprise BHD	2,029,000	415
TA Enterprise BHD (Æ)	2,434,800	298

		15,190

Mexico - 3.6%
Alfa SAB de CV Class A	85,100	549
America Movil SAB de CV Series L (Ñ)	355,888	15,535
Coca-Cola Femsa SAB de CV	179,900	1,112
Corp. Moctezuma SAB de CV (Å)	319,163	874
Fomento Economico Mexicano SAB de CV	182,000	770
Fomento Economico Mexicano SAB de CV - ADR	74,037	3,121
Grupo Aeroportuario del Sureste SAB de CV - ADR (Ñ)	8,805	426
Grupo Financiero Banorte SAB de CV Class O (Æ)	1,651,890	5,432
Grupo Financiero Inbursa SA Class O	734,826	2,250
Grupo Mexico SAB de CV	773,997	1,569
Grupo Televisa SA (Ñ)	88,500	347
Grupo Televisa SA - ADR	62,400	1,219
Megacable Holdings SAB de CV (Æ)	482,803	970
Telmex Internacional SAB de CV - ADR (Ñ)	122,300	2,160
Urbi Desarrollos Urbanos SAB de CV (Æ)	1,395,000	2,961
Wal-Mart de Mexico SAB de CV	852,916	3,781
Wal-Mart de Mexico SAB de CV - ADR (Ñ)	92,400	4,075

		47,151

Netherlands - 0.7%
New World Resources NV	141,740	1,470
X5 Retail Group NV - GDR (Æ)	240,795	7,741

		9,211

Nigeria - 0.3%
First City Monument Bank PLC (Æ)	17,200,848	1,004
Guaranty Trust Bank PLC	880,000	104
Guaranty Trust Bank PLC - GDR	157,557	1,195
Nigerian Breweries PLC	2,199,183	789
United Bank for Africa PLC (Æ)	15,164,949	1,251

		4,343

62	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Oman - 0.1%
Bank Muscat SAOG - GDR	148,508	1,403

Panama - 0.2%
Copa Holdings SA Class A	45,100	2,344

Peru - 0.1%
Cia de Minas Buenaventura SA - ADR	49,693	1,564

Philippines - 0.2%
Megaworld Corp.	30,364,000	778
Philippine Long Distance Telephone Co.	19,130	1,087
Philippine Long Distance Telephone Co. - ADR	17,040	954

		2,819

Poland - 0.8%
Bank Pekao SA (Æ)	40,810	2,365
KGHM Polska Miedz SA	256,319	8,409

		10,774

Qatar - 0.1%
Qatar National Bank SAQ	35,405	1,417

Russia - 6.7%
Gazprom OAO - ADR (Ñ)	489,849	12,055
Gazprom OAO - ADR	495,255	12,080
Kalina (Å)	15,100	272
LSR Group - GDR (Æ)	127,200	1,053
Lukoil OAO - ADR(Ñ)	307,191	16,947
Magnit OAO (Ñ)(Å)	56,529	3,844
Magnit OAO - GDR (Æ)	31,200	476
Magnit OAO - GDR	16,200	245
Magnitogorsk Iron & Steel Works - GDR (Æ)	25,200	319
Mechel - ADR	104,385	2,066
MMC Norilsk Nickel - ADR (Æ)(Ñ)	137,830	2,143
Mobile Telesystems OJSC - ADR	125,108	5,978
NovaTek OAO - GDR	46,220	3,246
Novolipetsk Steel OJSC - GDR (Æ)	44,986	1,382
Novorossiysk Commercial Sea Port - GDR (Þ)	23,647	272
Novorossiysk Commercial Sea Port - GDR (Ñ)	136,138	1,565
Raspadskaya (Æ)(Å)	411,707	2,216
Rosneft Oil Co. - GDR	582,582	4,520
Sberbank of Russian Federation	2,539,878	7,306
Seventh Continent (Æ)(Å)	38,051	301
Severstal - GDR (Æ)	36,434	452
Surgutneftegaz - ADR	93,010	789
TMK OAO - GDR (Æ)(Þ)	35,600	299
Uralkali - GDR (Æ)	55,453	1,172
Vimpel-Communications - ADR	310,459	5,632

		86,630

Singapore - 0.1%
Yanlord Land Group, Ltd.	1,341,000	1,664

	Principal Amount ($) or Shares	Market Value $
South Africa - 5.1%
ABSA Group, Ltd.	110,905	1,948
African Bank Investments, Ltd.	139,081	539
AngloGold Ashanti, Ltd.	52,426	1,884
ArcelorMittal South Africa, Ltd. Class H	83,324	1,147
Astral Foods, Ltd.	45,058	589
Aveng, Ltd.	226,662	1,053
Bidvest Group, Ltd.	283,262	4,861
FirstRand, Ltd.	1,279,960	3,118
Foschini, Ltd. (Ñ)	602,100	4,421
Grindrod, Ltd. (Ñ)	565,750	1,116
Impala Platinum Holdings, Ltd.	21,487	548
Imperial Holdings, Ltd.	87,537	919
Investec, Ltd.	98,049	696
JD Group, Ltd.	704,476	4,022
Kumba Iron Ore, Ltd.	24,099	1,022
Lewis Group, Ltd.	151,600	1,033
Massmart Holdings, Ltd.	260,343	2,953
Mondi, Ltd.	255,393	1,483
MTN Group, Ltd.	399,603	5,694
Netcare, Ltd. Class H (Æ)	23,546	40
Pick n Pay Stores, Ltd.	129,210	679
Pretoria Portland Cement Co., Ltd.	442,900	1,935
Remgro, Ltd.	71,224	834
Sanlam, Ltd. (Ñ)	444,656	1,325
Sasol, Ltd.	175,037	6,527
Shoprite Holdings, Ltd.	256,801	2,351
Standard Bank Group, Ltd.	681,603	9,657
Telkom SA, Ltd.	107,093	462
Truworths International, Ltd.	246,937	1,362
Woolworths Holdings, Ltd.	601,866	1,432

		65,650

South Korea - 10.7%
Amorepacific Corp. (Æ)	746	520
Busan Bank (Æ)	81,000	794
CJ CheilJedang Corp. (Æ)	6,870	1,234
Daegu Bank	78,900	1,007
Daelim Industrial Co., Ltd. (Æ)	16,220	1,069
Dongbu Corp. (Æ)(Ñ)	28,700	185
Dongbu Insurance Co., Ltd.	115,940	3,342
Dongkuk Steel Mill Co., Ltd.	26,150	517
Dongwon F&B Co., Ltd. (Æ)	10,420	409
GS Holdings (Æ)	2,779	83
Hana Financial Group, Inc. (Æ)	252,150	7,178
Hanjin Heavy Industries & Construction Co., Ltd. (Æ)	64,600	1,197
Hankook Tire Co., Ltd. (Æ)	17,000	323
Hanyang Securities Co., Ltd.	44,800	393
Hynix Semiconductor, Inc. (Æ)	271,600	5,307
Hyosung Corp. (Æ)(Ñ)	25,330	1,771
Hyundai Development Co. (Æ)	36,810	1,136
Hyundai Marine & Fire Insurance Co., Ltd.	170,260	2,597
Hyundai Mobis (Æ)	7,012	892
Hyundai Motor Co.	12,517	1,215
Hyundai Steel Co. (Æ)	19,484	1,428
Ilsung Pharmaceuticals Co., Ltd. (Æ)	4,003	213

Russell Emerging Markets Fund	63

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

KB Financial Group, Inc. (Æ)	74,079	3,194
KB Financial Group, Inc. - ADR	61,470	2,627
KCC Corp.	4,685	1,372
Kia Motors Corp. (Æ)	81,350	1,367
Korea Electric Power Corp.	140,182	4,605
Korea Electric Power Corp. - ADR	951	15
Korea Line Corp. (Æ)	22,801	805
Korea Zinc Co., Ltd. (Æ)(Ñ)	4,874	709
Korean Reinsurance Co.	48,780	423
LG Corp. Class H (Æ)	38,675	2,086
LG Display Co., Ltd. (Ñ)	148,550	4,832
LG Electronics, Inc. Class H	34,980	3,276
LG Household & Health Care, Ltd.	15,619	3,802
LG Innotek Co., Ltd.	14,986	1,152
LG Telecom, Ltd. (Æ)	219,200	1,699
LIG Insurance Co., Ltd.	131,630	2,325
MegaStudy Co., Ltd. (Æ)	4,417	795
NHN Corp. (Æ)	11,283	1,676
Orion Corp. (Æ)	1,026	227
POSCO (Ñ)	12,877	5,861
S&T Daewoo Co., Ltd. (Æ)	37,910	848
Samsung Electronics Co., Ltd.	45,133	30,414
Samsung Electronics Co., Ltd. - GDR(Þ)	12,515	2,755
Samsung Electronics Co., Ltd. - GDR (Ñ)(Þ)	16,190	5,586
Samsung Fire & Marine Insurance Co., Ltd.	63,216	10,083
Shinhan Financial Group Co., Ltd. (Æ)	100,377	3,506
Shinsegae Co., Ltd.	9,798	4,420
SK Holdings Co., Ltd.	5,902	423
SK Telecom Co., Ltd.	7,718	1,211
STX Pan Ocean Co., Ltd. (Æ)(Ñ)	150,870	1,530
Sungwoo Hitech Co., Ltd. (Æ)	22,899	231
Taewoong Co., Ltd. (Æ)	25,300	1,734

		138,399

Switzerland - 0.1%
Cie Financiere Richemont SA	269,900	910

Taiwan - 9.9%
Ability Enterprise Co., Ltd.	547,000	965
Alpha Networks, Inc.	248,691	218
Altek Corp.	1,838,795	3,258
AmTRAN Technology Co., Ltd.	1,180,000	1,177
Asia Polymer	875,000	744
AU Optronics Corp.	4,078,202	4,513
AU Optronics Corp. - ADR	159,501	1,745
Chi Mei Optoelectronics Corp. (Æ)(Ñ)	2,130,000	1,650
China Chemical & Pharmaceutical Co., Ltd.	718,000	424
China Development Financial Holding Corp. (Æ)	2,512,000	693
Chinatrust Financial Holding Co., Ltd.	1,499,122	815
Chunghwa Picture Tubes (Æ)	287,000	34
Cia Brasileira de Distribuicao Grupo Pao de Acucar Class Preferenc	538,200	430
Compal Electronics, Inc.	3,892,599	5,416
Coretronic Corp.	821,000	1,162
Delta Electronics, Inc.	1,470,970	4,446
Far Eastern New Century Corp. (Å)	1,371,158	1,503

	Principal Amount ($) or Shares	Market Value $
Formosa Chemicals & Fibre Corp.	566,820	1,220
Foxconn Technology Co., Ltd.	197,000	777
Gigabyte Technology Co., Ltd.	1,223,000	1,165
Grand Pacific Petrochemical (Æ)	1,852,000	939
HannStar Display Corp. (Æ)	5,618,000	1,265
Holtek Semiconductor, Inc.	385,979	477
HON HAI Precision Industry Co., Ltd. (Å)	1,996,308	8,374
Inventec Co., Ltd.	540,000	307
Lite-On Technology Corp.	417,440	531
Macronix International	4,248,635	2,366
MediaTek, Inc.	791,495	12,819
Merry Electronics Co., Ltd. (Ñ)	754,000	1,446
Nan Ya Plastics Corp.	831,991	1,547
Novatek Microelectronics Corp., Ltd.	652,485	1,908
Powertech Technology, Inc.	1,684,800	5,312
Prime View International Co., Ltd. (Æ)	728,000	1,324
Qisda Corp. (Æ)	1,645,000	852
Quanta Computer, Inc.	2,035,000	4,062
Radiant Opto-Electronics Corp.	992,870	1,370
Sanyang Industry Co., Ltd. (Æ)	2,504,000	942
Siliconware Precision Industries Co.	830,000	1,098
Siliconware Precision Industries Co. - ADR	172,282	1,163
Sonix Technology Co., Ltd.	234,000	537
St. Shine Optical Co., Ltd. (Ñ)	103,108	619
Synnex Technology International Corp.	1,795,910	3,657
Taiwan Fertilizer Co., Ltd. Class H	251,000	812
Taiwan Hon Chuan Enterprise Co., Ltd.	556,000	906
Taiwan Semiconductor Manufacturing Co., Ltd.	7,727,388	14,745
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	612,056	6,218
Transcend Information, Inc.	394,000	1,267
Tsann Kuen Enterprise Co., Ltd.	380,800	616
TSRC Corp.	433,000	517
U-Ming Marine Transport Corp.	609,000	1,156
Uni-President Enterprises Corp.	1,153,742	1,232
Unimicron Technology Corp.	1,181,620	1,439
United Microelectronics Corp. (Æ)	9,945,718	4,906
United Microelectronics Corp. - ADR (Æ)(Ñ)	717,920	2,520
Universal Scientific Industrial Co., Ltd.	3,083,000	1,999
Walsin Lihwa Corp. (Æ)	1,140,000	388
Wellypower Optronics Corp.	236,000	269
Wistron Corp.	667,834	1,253
WPG Holdings Co., Ltd.	291,000	447
Yuanta Financial Holding Co., Ltd.	3,283,000	2,080
Yung Shin Pharmaceutical Industrial Co., Ltd.	676,000	702

		128,742

Thailand - 2.0%
Banpu PCL	253,400	3,979
Charoen Pokphand Foods PCL	3,300,800	1,144
CP ALL PCL	2,255,599	1,563
Hana Microelectronics PCL (Ñ)	623,500	395
Kasikornbank PCL	416,600	1,026
Krung Thai Bank PCL	12,187,100	3,525

64	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

PTT Exploration & Production PCL	867,800	3,451
Ratchaburi Electricity Generating Holding PCL	270,600	281
Siam City Bank PCL	514,600	477
Siam Commercial Bank PCL	1,948,085	4,680
Thai Beverage PCL (Ñ)	10,142,456	1,872
Thoresen Thai Agencies PCL	3,195,990	2,551
TPI Polene PCL (Æ)	3,118,100	784

		25,728

Turkey - 5.2%
Akbank TAS	198,846	1,164
Anadolu Efes Biracilik Ve Malt Sanayii AS	325,140	3,345
Arcelik AS (Æ)	841,800	3,343
Asya Katilim Bankasi AS (Æ)	494,648	1,300
BIM Birlesik Magazalar AS	32,736	1,482
Cimsa Cimento Sanayi VE Tica	263,875	1,397
Dogan Sirketler Grubu Holdings	6,932,635	5,062
Dogus Otomotiv Servis ve Ticaret AS (Æ)	128,495	462
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	1,632,326	3,075
Ford Otomotiv Sanayi AS	61,793	434
Hurriyet Gazetecilik AS (Æ)	522,228	652
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Æ)	2,853,897	1,227
Selcuk Ecza Deposu Ticaret ve Sanayi A.S. (Ñ)	479,326	1,003
Tekfen Holding AS (Æ)	204,646	760
Tupras Turkiye Petrol Rafine (Ñ)	94,208	1,937
Turk Ekonomi Bankasi AS (Æ)	1,045,650	1,739
Turk Hava Yollari	2,900,699	10,603
Turkiye Garanti Bankasi AS	3,045,560	12,808
Turkiye Halk Bankasi AS	336,897	2,302
Turkiye Is Bankasi Class C	618,623	2,727
Turkiye Vakiflar Bankasi Tao Class D (Æ)	2,268,110	5,924
Vestel Elektronik Sanayi (Æ)	768,157	1,376
Yapi ve Kredi Bankasi AS (Æ)	1,458,413	3,521

		67,643

United Arab Emirates - 0.1%
DP World, Ltd.	1,945,911	971

United Kingdom - 3.4%
Anglo American PLC (Æ)	343,184	12,683
Antofagasta PLC (Ñ)	130,193	1,821
Eurasian Natural Resources Corp. (Ñ)	103,799	1,485
Fresnillo PLC	58,300	617
Hikma Pharmaceuticals PLC	314,810	2,755
Kazakhmys PLC (Æ)	187,800	3,578
Old Mutual PLC (Æ)	4,338,900	7,189
SABMiller PLC	285,195	7,783
Standard Chartered PLC	36,705	839
Tullow Oil PLC	272,500	4,988

		43,738

	Principal Amount ($) or Shares	Market Value $
United States - 0.6%
Central European Distribution Corp. (Æ)(Ñ)	70,110	2,247
CTC Media, Inc. (Æ)(Ñ)	45,000	607
NII Holdings, Inc. (Æ)	17,400	570
Southern Copper Corp. (Ñ)	154,257	4,108

		7,532

Zimbabwe - 0.1%
Delta Corp., Ltd. (Æ) (Å)	1,323,859	688

Total Common Stocks (cost $900,415)		1,175,775

Preferred Stocks - 4.7%
Brazil - 3.4%
Banco Bradesco SA	247,500	4,114
Brasil Telecom SA (Æ)	435,626	3,025
Centrais Eletricas Brasileiras SA	259,800	4,782
Cia de Bebidas das Americas (Ñ)	55,500	5,094
Cia Energetica de Minas Gerais	50,000	831
Cia Energetica de Sao Paulo Class Preferenc (Æ)(Ñ)	59,700	744
Cia Paranaense de Energia	79,400	1,623
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	48,000	914
Investimentos Itau SA	1,037,148	6,179
Itau Unibanco Holding SA	242,437	4,647
Petroleo Brasileiro SA	335,400	6,080
Telemar Norte Leste SA	41,400	1,209
Ultrapar Participacoes SA (Ñ)	67,651	2,975
Usinas Siderurgicas de Minas Gerais SA	47,196	1,242
Vivo Participacoes SA	71	2

		43,461

Chile - 0.1%
Embotelladora Andina SA (Ñ)	277,700	917
Embotelladora Andina SA Class A	13,200	36

		953

Colombia - 0.0%
BanColombia SA	7,200	79

Russia - 0.3%
AK Transneft OAO	3,570	2,802
MDM Bank OAO (Å)	1,376,805	923

		3,725

South Korea - 0.9%
Samsung Electronics Co., Ltd.	27,987	12,311

Total Preferred Stocks (cost $45,296)		60,529

Warrants & Rights - 0.3%
Germany - 0.0%
Deutsche Bank AG (Æ) 2017 Warrants	48,400	146

Russell Emerging Markets Fund	65

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Malaysia - 0.0%
MISC BHD (Æ) 2010 Rights	28,340	5

Netherlands Antilles - 0.1%
Merrill Lynch Capital Markets (Æ) 2012 Warrants	742,700	807

Untied Kingdom - 0.1%
Merrill Lynch International & Co. C.V. (Æ) 2010 Warrants	1,029,700	1,118

United States - 0.1%
Far Eastern New Century Corp. (Þ)(Æ) 2012 Warrants	620,005	680
HON HAI Precision Industry Co., Ltd. (Þ)(Æ) 2012 Warrants	286,174	1,200

		1,880

Total Warrants & Rights (cost $4,589)		3,956

Certificates of Participation - 0.1%
Bahamas - 0.1%
Credit Suisse Nassau due 09/07/12	35,031,700	1,329

Total Certificates of Participation (cost $2,087)		1,329

Short-Term Investments - 3.3%
Russell U.S. Cash Management Fund (£)	42,646,181	42,646

Total Short-Term Investments (cost $42,646)		42,646

Other Securities - 9.6%
Russell U.S. Cash Collateral Fund (×)	72,895,152	72,895
State Street Securities Lending Quality Trust (×)	51,429,045	51,271

Total Other Securities (cost $124,324)		124,166

Total Investments - 108.8% (identified cost $1,119,357)		1,408,401

Other Assets and Liabilities, Net - (8.8%)		(113,341)

Net Assets - 100.0%		1,295,060

A period of the portfolio has been fair value as of period end.

See accompanying notes which are an integral part of the Quarterly Report.

66	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Hang Seng Index (Hong Kong)	125	HKD	91,645	02/10	(190)
JSE-40 Index (South Africa)	160	ZAR	38,614	03/10	(186)
Kospi 200 Index Futures (South Korea)	93	KRW	9,737,100	03/10	(323)
Mexican Bolsa Index (Mexico)	120	MXN	36,482	03/10	(208)
MSCI Taiwan Index	275	USD	7,535	02/10	(199)
S&P CNX Nifty Index	495	USD	4,838	02/10	(44)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(1,150)

See accompanying notes which are an integral part of the Quarterly Report.

Russell Emerging Markets Fund	67

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Brown Brothers Harriman Co.	USD	2,534	BRL	4,750	02/02/10	(14)
Brown Brothers Harriman Co.	USD	2,716	BRL	4,750	02/02/10	(196)
Brown Brothers Harriman Co.	USD	2,555	BRL	4,750	03/02/10	(47)
Brown Brothers Harriman Co.	USD	52	EUR	38	02/03/10	—
Brown Brothers Harriman Co.	USD	32	GBP	20	02/03/10	—
Brown Brothers Harriman Co.	USD	7	ZAR	52	02/05/10	—
Brown Brothers Harriman Co.	BRL	4,750	USD	2,568	02/02/10	48
Brown Brothers Harriman Co.	BRL	4,750	USD	2,534	02/02/10	14
Brown Brothers Harriman Co.	INR	100,000	USD	2,188	03/17/10	30
Credit Suisse First Boston	USD	381	MXN	5,000	03/17/10	(1)
Deutsche Bank	USD	38	GBP	24	02/01/10	—
Deutsche Bank	USD	65	PLN	188	02/01/10	—
Deutsche Bank	USD	1,016	INR	47,500	03/17/10	9
Deutsche Bank	USD	599	KRW	700,000	03/17/10	2
Deutsche Bank	USD	381	MXN	5,000	03/17/10	(1)
Deutsche Bank	USD	1,204	ZAR	9,325	03/17/10	9
Deutsche Bank	USD	2,716	BRL	4,750	02/02/10	(196)
Deutsche Bank	BRL	4,750	USD	2,534	02/02/10	14
Deutsche Bank	ZAR	532	USD	70	02/02/10	1
HSBC	USD	43	ZAR	325	02/01/10	—
HSBC	USD	1,016	INR	47,500	03/17/10	9
HSBC	USD	601	KRW	700,000	03/17/10	1
HSBC	USD	381	MXN	5,000	03/17/10	(1)
HSBC	USD	1,204	ZAR	9,325	03/17/10	9
HSBC	USD	2,716	BRL	4,750	02/02/10	(196)
HSBC	BRL	4,750	USD	2,534	02/02/10	14
HSBC	ZAR	281	USD	37	02/01/10	—
JP Morgan	USD	382	MXN	5,000	03/17/10	(1)
Mellon Bank	USD	19	ILS	70	02/01/10	—
Mellon Bank	USD	71	ILS	265	02/02/10	—
Mellon Bank	USD	381	MXN	5,000	03/17/10	(1)
Mellon Bank	USD	1,204	ZAR	9,325	03/17/10	9
Royal Bank of Scotland	USD	2,534	BRL	4,750	02/02/10	(14)
Royal Bank of Scotland	USD	3,281	INR	150,000	03/17/10	(43)
Royal Bank of Scotland	USD	5,323	KRW	6,000,000	03/17/10	(165)
Royal Bank of Scotland	USD	1,558	MXN	20,000	03/17/10	(36)
Royal Bank of Scotland	USD	1,204	ZAR	9,325	03/17/10	9
Royal Bank of Scotland	USD	2,670	ZAR	20,000	03/17/10	(68)
Royal Bank of Scotland	USD	2,716	BRL	4,750	02/02/10	(196)
Royal Bank of Scotland	USD	5,739	BRL	10,000	02/02/10	(434)
Royal Bank of Scotland	USD	2,548	BRL	4,750	03/02/10	(41)
Royal Bank of Scotland	BRL	4,750	USD	2,561	02/02/10	41
Royal Bank of Scotland	BRL	4,750	USD	2,534	02/02/10	14
Royal Bank of Scotland	BRL	10,000	USD	5,334	02/02/10	29
Royal Bank of Scotland	MXN	3,000	USD	235	03/17/10	7
Royal Bank of Scotland	ZAR	3,000	USD	401	03/17/10	11
State Street Bank and Trust Company	USD	74	EUR	53	02/02/10	(1)
State Street Bank and Trust Company	USD	3	GBP	2	02/02/10	—
State Street Bank and Trust Company	USD	44	HKD	343	02/01/10	—
State Street Bank and Trust Company	USD	83	HKD	645	02/02/10	—
State Street Bank and Trust Company	USD	50	HKD	387	02/02/10	—
State Street Bank and Trust Company	USD	24	MXN	310	02/03/10	—
State Street Bank and Trust Company	USD	2	BRL	3	02/02/10	—

See accompanying notes which are an integral part of the Quarterly Report.

68	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank and Trust Company	USD	77	BRL	145	02/02/10	—
State Street Bank and Trust Company	USD	2	BRL	4	02/02/10	—
State Street Bank and Trust Company	USD	29	BRL	54	02/01/10	—
State Street Bank and Trust Company	USD	1	BRL	1	02/01/10	—
State Street Bank and Trust Company	USD	2,547	BRL	4,750	03/02/10	(39)
State Street Bank and Trust Company	USD	1,018	INR	47,500	03/17/10	8
State Street Bank and Trust Company	USD	601	KRW	700,000	03/17/10	1
State Street Bank and Trust Company	USD	2,534	BRL	4,750	02/02/10	(14)
State Street Bank and Trust Company	USD	3,734	BRL	7,000	02/02/10	(20)
State Street Bank and Trust Company	USD	1,600	BRL	3,000	02/02/10	(9)
State Street Bank and Trust Company	USD	2,228	KRW	2,500,000	03/17/10	(79)
State Street Bank and Trust Company	USD	315	THB	10,420	02/01/10	(1)
State Street Bank and Trust Company	USD	196	KRW	226,722	02/01/10	(1)
State Street Bank and Trust Company	USD	408	KRW	471,730	02/01/10	(2)
State Street Bank and Trust Company	USD	359	KRW	415,031	02/01/10	(2)
State Street Bank and Trust Company	USD	73	KRW	83,983	02/01/10	—
State Street Bank and Trust Company	BRL	177	USD	95	02/01/10	—
State Street Bank and Trust Company	BRL	1,075	USD	573	02/01/10	2
State Street Bank and Trust Company	BRL	51	USD	27	02/02/10	—
State Street Bank and Trust Company	BRL	110	USD	58	02/02/10	—
State Street Bank and Trust Company	BRL	3,000	USD	1,692	02/02/10	100
State Street Bank and Trust Company	BRL	4,750	USD	2,559	02/02/10	39
State Street Bank and Trust Company	BRL	7,000	USD	3,944	02/02/10	230
State Street Bank and Trust Company	HKD	27	USD	3	02/02/10	—
State Street Bank and Trust Company	IDR	326,751	USD	35	02/01/10	—
State Street Bank and Trust Company	IDR	560,825	USD	60	02/02/10	—
State Street Bank and Trust Company	KRW	1,000,000	USD	887	03/17/10	27
State Street Bank and Trust Company	KRW	5,000,000	USD	4,448	03/17/10	148
State Street Bank and Trust Company	MXN	14,000	USD	1,090	03/17/10	24
State Street Bank and Trust Company	ZAR	14,000	USD	1,866	03/17/10	45
UBS	USD	77	ZAR	586	02/03/10	—
UBS	USD	130	TRY	195	02/02/10	—
UBS	USD	56	TRY	85	02/01/10	—
UBS	USD	406	HKD	3,153	02/03/10	—
UBS	USD	376	HKD	2,923	02/02/10	—
UBS	USD	2,534	BRL	4,750	02/02/10	(14)
UBS	USD	1,017	INR	47,500	03/17/10	9
UBS	USD	600	KRW	700,000	03/17/10	2
UBS	USD	2,547	BRL	4,750	03/02/10	(40)
UBS	BRL	4,750	USD	2,560	02/02/10	40
UBS	HKD	1,590	USD	205	02/01/10	—
UBS	HKD	1,972	USD	254	02/02/10	—
UBS	INR	12,000	USD	263	03/17/10	3
UBS	TRY	125	USD	84	02/01/10	—
UBS	ZAR	136	USD	18	02/01/10	—
UBS	ZAR	239	USD	31	02/01/10	—
UBS	ZAR	163	USD	21	02/04/10	—
UBS	ZAR	347	USD	46	02/05/10	—
Westpac Banking Corporation	USD	381	MXN	5,000	03/17/10	(1)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(916)

See accompanying notes which are an integral part of the Quarterly Report.

Russell Emerging Markets Fund	69

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands

Index Swap Contracts
Underlying Security	Counterparty	Notional Amount		Terms	Termination Date	Unrealized Appreciation (Depreciation) $

Bovespa Index Futures	Goldman Sachs	BRL	7,012	Total Return of Underlying Security at Termination	02/17/10	(257)
Bovespa Index Futures	Goldman Sachs	BRL	10,558	Total Return of Underlying Security at Termination	02/17/10	(407)

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts						(664)

See accompanying notes which are an integral part of the Quarterly Report.

70	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Presentation of Portfolio Holdings — January 31, 2010 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Austria	$—	$2,515	$—	$2,515
Bermuda	7,694	6,230	—	13,924
Brazil	126,244	—	—	126,244
Canada	2,020	—	—	2,020
Cayman Islands	3,151	36,925	—	40,076
Chile	11,289	—	—	11,289
China	6,782	68,050	—	74,832
Colombia	7,166	—	—	7,166
Egypt	4,750	6,753	—	11,503
Greece	3,895	—	—	3,895
Hong Kong	96	38,129	—	38,225
Hungary	1,772	7,161	—	8,933
India	26,124	53,271	—	79,395
Indonesia	3,084	29,016	—	32,100
Israel	10,867	14,015	—	24,882
Kazakhstan	2,545	—	—	2,545
Luxembourg	31,720	—	—	31,720
Malaysia	132	15,058	—	15,190
Mexico	47,151	—	—	47,151
Netherlands	—	9,211	—	9,211
Nigeria	3,148	1,195	—	4,343
Oman	1,403	—	—	1,403
Panama	2,344	—	—	2,344
Peru	1,564	—	—	1,564
Philippines	2,041	778	—	2,819
Poland	—	10,774	—	10,774
Qatar	—	1,417	—	1,417
Russia	50,897	35,733	—	86,630
Singapore	—	1,664	—	1,664
South Africa	4,235	61,415	—	65,650
South Korea	9,576	128,823	—	138,399
Switzerland	—	910	—	910
Taiwan	11,646	116,666	430	128,742
Thailand	18,779	6,949	—	25,728
Turkey	3,345	64,298	—	67,643
United Arab Emirates	971	—	—	971
United Kingdom	6,333	37,405	—	43,738
United States	7,532	—	—	7,532
Zimbabwe	688	—	—	688
Preferred Stocks	45,416	15,113	—	60,529
Warrants & Rights	3,956	—	—	3,956
Certificates of Participation	—	—	1,329	1,329
Short-Term Investments	—	42,646	—	42,646
Other Securities	—	124,166	—	124,166

Total Investments	470,356	936,286	1,759	1,408,401

Other Financial Instruments
Futures Contracts	(1,150)	—	—	(1,150)
Foreign Currency Exchange Contracts	(9)	(907)	—	(916)
Index Swaps	8,657	(9,321)	—	(664)

Total Other Financial Instruments *	7,498	(10,228)	—	(2,730)

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

Invetments in which significant unobservable inputs (Level 3) used in determining a value for the period ending January 31, 2010 were less than 1% of net assets.

See accompanying notes which are an integral part of the Quarterly Report.

Russell Emerging Markets Fund	71

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 95.7%
Consumer Discretionary - 13.3%
Abercrombie & Fitch Co. Class A	9,800	309
Advance Auto Parts, Inc.	4,700	185
Amazon.com, Inc. (Æ)	55,370	6,944
Avon Products, Inc.	37,200	1,121
Bed Bath & Beyond, Inc. (Æ)	4,100	159
Big Lots, Inc. (Æ)	9,000	256
Carnival Corp.	6,500	217
Coach, Inc.	32,800	1,144
Columbia Sportswear Co. (Ñ)	3,200	132
Comcast Corp.Class A	112,500	1,706
Costco Wholesale Corp.	1,300	75
Darden Restaurants, Inc.	14,200	525
DR Horton, Inc. (Ñ)	3,900	46
eBay, Inc. (Æ)	55,700	1,282
Family Dollar Stores, Inc.	7,800	241
Gap, Inc. (The)	55,100	1,051
Harley-Davidson, Inc. (Ñ)	20,000	455
Home Depot, Inc.	13,500	378
International Game Technology	74,200	1,361
ITT Educational Services, Inc. (Æ)(Ñ)	1,200	116
Johnson Controls, Inc.	28,000	779
KB Home	6,900	106
Kohl’s Corp. (Æ)	13,100	660
Las Vegas Sands Corp. (Æ)(Ñ)	113,920	1,766
Lennar Corp. Class A	28,800	442
Lowe’s Cos., Inc.	115,020	2,490
Mattel, Inc.	6,700	132
McDonald’s Corp.	8,300	518
Nike, Inc. Class B	46,400	2,958
Nordstrom, Inc.	3,400	118
Omnicom Group, Inc.	27,900	985
Polo Ralph Lauren Corp. Class A (Ñ)	2,200	180
Pulte Homes, Inc. (Æ)(Ñ)	135,470	1,425
Ross Stores, Inc.	2,700	124
Royal Caribbean Cruises, Ltd. (Æ)(Ñ)	9,500	248
Staples, Inc.	75,200	1,764
Starbucks Corp. (Æ)	71,600	1,560
Starwood Hotels & Resorts Worldwide, Inc. (Ñ)(ö)	27,700	923
Target Corp.	45,000	2,307
Time Warner Cable, Inc.	29,947	1,305
Time Warner, Inc.	22,291	612
VF Corp.	6,800	490
Wal-Mart Stores, Inc.	53,600	2,864
Walt Disney Co. (The)	77,500	2,290
Wyndham Worldwide Corp.	69,940	1,468

		46,217

Consumer Staples - 6.0%
Altria Group, Inc.	42,800	850
Church & Dwight Co., Inc.	18,760	1,131
Coca-Cola Co. (The)	54,000	2,930
Coca-Cola Enterprises, Inc.	12,100	244
Colgate-Palmolive Co.	11,320	906
ConAgra Foods, Inc.	15,500	352

	Principal Amount ($) or Shares	Market Value $
CVS Caremark Corp.	99,110	3,208
General Mills, Inc.	21,900	1,562
Kimberly-Clark Corp.	11,199	665
Kraft Foods, Inc. Class A (Ñ)	24,194	669
Kroger Co. (The)	16,200	347
Mead Johnson Nutrition Co.	14,000	633
PepsiCo, Inc.	37,120	2,213
Philip Morris International, Inc.	17,400	792
Procter & Gamble Co. (The)	45,785	2,818
SYSCO Corp.	17,000	476
Whole Foods Market, Inc. (Æ)(Ñ)	33,230	905

		20,701

Energy - 10.5%
Anadarko Petroleum Corp.	2,180	139
Apache Corp.	18,490	1,826
Baker Hughes, Inc.	2,600	118
Chevron Corp.	72,587	5,235
ConocoPhillips	52,079	2,500
Devon Energy Corp.	45,000	3,011
El Paso Corp.	168,390	1,709
EOG Resources, Inc.	4,400	398
Exxon Mobil Corp.	91,546	5,898
FMC Technologies, Inc. (Æ)	47,400	2,520
Halliburton Co.	16,600	485
National Oilwell Varco, Inc.	79,400	3,247
Noble Corp.	9,800	395
Occidental Petroleum Corp.	32,710	2,562
Royal Dutch Shell PLC - ADR	6,300	349
Schlumberger, Ltd.	58,700	3,725
Southwestern Energy Co. (Æ)	15,760	676
Transocean, Ltd. (Æ)	13,400	1,136
Weatherford International, Ltd. (Æ)	44,680	701

		36,630

Financial Services - 16.4%
ACE, Ltd.	31,800	1,567
Aflac, Inc.	16,700	809
Alexandria Real Estate Equities, Inc. (ö)(Ñ)	6,000	358
Allstate Corp. (The)	2,900	87
American Express Co.	4,800	181
Axis Capital Holdings, Ltd.	5,600	161
Bank of America Corp.	340,748	5,173
Bank of New York Mellon Corp. (The)	52,156	1,517
BB&T Corp. (Ñ)	17,900	499
Capital One Financial Corp.	17,670	651
Charles Schwab Corp. (The)	176,000	3,219
Citigroup, Inc. (Æ)	566,545	1,881
CME Group, Inc. Class A	5,900	1,692
Comerica, Inc.	41,100	1,418
Digital Realty Trust, Inc. (ö)(Ñ)	5,800	278
Discover Financial Services	106,200	1,453
E*Trade Financial Corp. (Æ)	660,850	1,005
Fifth Third Bancorp	96,490	1,200
First Niagara Financial Group, Inc.	4,450	61
Goldman Sachs Group, Inc. (The)	30,970	4,606
Health Care REIT, Inc. (ö)	6,100	262

72	Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

IntercontinentalExchange, Inc. (Æ)	23,100	2,206
JPMorgan Chase & Co.	134,520	5,238
Kimco Realty Corp. (ö)	6,000	76
Lincoln National Corp.	1,100	27
Mastercard, Inc. Class A	1,500	375
MetLife, Inc.	44,080	1,557
Morgan Stanley	37,900	1,015
NASDAQ OMX Group, Inc. (The) (Æ)	12,200	219
New York Community Bancorp, Inc.	10,800	162
PNC Financial Services Group, Inc.	39,300	2,178
Principal Financial Group, Inc.	10,100	233
Prudential Financial, Inc.	13,100	655
Regions Financial Corp.	14,000	89
RenaissanceRe Holdings, Ltd.	7,500	406
Simon Property Group, Inc. (ö)	4,268	307
State Street Corp.	15,800	678
SunTrust Banks, Inc.	12,200	297
T Rowe Price Group, Inc. (Ñ)	15,990	793
TD Ameritrade Holding Corp. (Æ)	27,000	480
US Bancorp	29,800	747
Visa, Inc.	47,005	3,856
Wells Fargo & Co.	200,140	5,690
XL Capital, Ltd. Class A	3,400	57
Zions Bancorporation (Ñ)	80,100	1,520

		56,939

Health Care - 15.0%
Abbott Laboratories	81,800	4,331
Aetna, Inc.	12,200	366
Alexion Pharmaceuticals, Inc. (Æ)	13,800	640
Allergan, Inc.	55,600	3,197
Amgen, Inc. (Æ)	45,840	2,681
Baxter International, Inc.	14,700	847
Bristol-Myers Squibb Co.	43,600	1,062
Cardinal Health, Inc.	11,200	370
Celgene Corp. (Æ)	19,800	1,124
Cerner Corp. (Æ)(Ñ)	6,600	499
Cigna Corp.	10,100	341
Coventry Health Care, Inc. (Æ)	2,900	66
Covidien PLC	48,225	2,438
Express Scripts, Inc. Class A (Æ)	10,380	871
Genzyme Corp. (Æ)	55,500	3,011
Gilead Sciences, Inc. (Æ)	46,490	2,244
Illumina, Inc. (Æ)(Ñ)	53,700	1,970
Intuitive Surgical, Inc. (Æ)(Ñ)	15,870	5,206
Johnson & Johnson	21,184	1,332
McKesson Corp.	16,600	976
Medco Health Solutions, Inc. (Æ)	6,800	418
Medtronic, Inc.	9,400	403
Merck & Co., Inc.	70,600	2,696
Pfizer, Inc.	296,618	5,535
Thermo Fisher Scientific, Inc. (Æ)	60,400	2,788
United Therapeutics Corp. (Æ)	6,000	357
UnitedHealth Group, Inc.	78,600	2,594
Varian Medical Systems, Inc. (Æ)	35,300	1,775
Watson Pharmaceuticals, Inc. Class B (Æ)	29,300	1,124
WellPoint, Inc. (Æ)	11,200	714

	Principal Amount ($) or Shares	Market Value $
Zimmer Holdings, Inc. (Æ)	1,200	68

		52,044

Materials and Processing - 3.3%
Agrium, Inc. (Ñ)	29,920	1,686
Air Products & Chemicals, Inc.	8,900	676
Alcoa, Inc. (Ñ)	42,000	535
Cliffs Natural Resources, Inc. (Ñ)	4,200	168
Dow Chemical Co. (The)	69,900	1,893
EI du Pont de Nemours & Co.	11,100	362
Freeport-McMoRan Copper & Gold, Inc. Class B	14,800	987
Monsanto Co.	42,820	3,249
PPG Industries, Inc.	9,800	575
Praxair, Inc.	15,880	1,196
United States Steel Corp.	5,400	240

		11,567

Producer Durables - 8.8%
Accenture PLC Class A	6,700	275
Automatic Data Processing, Inc.	2,400	98
Avery Dennison Corp.	11,900	387
Boeing Co. (The)	5,900	358
Caterpillar, Inc.	4,800	251
Chicago Bridge & Iron Co. NV (Æ)	21,800	442
Cooper Industries PLC	9,100	390
CSX Corp.	50,130	2,149
Cummins, Inc.	17,440	788
Deere & Co.	18,200	909
Eaton Corp.	15,000	919
Emerson Electric Co.	8,300	345
GATX Corp. (Ñ)	1,300	34
General Electric Co.	208,500	3,353
Goodrich Corp.	5,100	316
Honeywell International, Inc.	16,400	634
Iron Mountain, Inc. (Æ)(Ñ)	27,850	637
ITT Corp.	29,820	1,441
McDermott International, Inc. (Æ)	42,100	994
Norfolk Southern Corp.	9,200	433
Northrop Grumman Corp.	11,200	634
PACCAR, Inc. (Ñ)	29,400	1,059
Parker Hannifin Corp.	28,000	1,565
Republic Services, Inc. Class A	38,504	1,031
Rockwell Collins, Inc.	34,150	1,816
Textron, Inc. (Ñ)	3,400	66
Union Pacific Corp.	17,800	1,077
United Parcel Service, Inc. Class B	23,290	1,345
United Technologies Corp.	83,000	5,601
WW Grainger, Inc. (Ñ)	10,500	1,042

		30,389

Technology - 19.7%
Affiliated Computer Services, Inc. Class A (Æ)	1,300	80
Alcatel-Lucent - ADR (Æ)(Ñ)	117,160	390
American Tower Corp. Class A (Æ)	3,100	132

Russell Tax-Managed U.S. Large Cap Fund	73

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

AOL, Inc. (Æ)	1,372	33
Apple, Inc. (Æ)	47,570	9,139
Applied Materials, Inc.	131,440	1,601
ASML Holding NV	28,000	875
Atmel Corp. (Æ)	29,300	136
Broadcom Corp. Class A (Æ)	102,100	2,728
Cisco Systems, Inc. (Æ)	307,730	6,915
Cognizant Technology Solutions Corp. Class A (Æ)	26,500	1,157
Corning, Inc.	51,600	933
Crown Castle International Corp. (Æ)	6,100	225
F5 Networks, Inc. (Æ)	21,630	1,069
Flir Systems, Inc. (Æ)(Ñ)	36,300	1,074
Google, Inc. Class A (Æ)	15,510	8,211
Hewlett-Packard Co.	136,450	6,423
International Business Machines Corp.	45,670	5,589
Intersil Corp. Class A	17,200	232
Intuit, Inc. (Æ)	6,100	181
Juniper Networks, Inc. (Æ)	19,120	475
Lam Research Corp. (Æ)(Ñ)	27,280	900
LSI Corp. (Æ)	40,000	200
Microsoft Corp.	142,300	4,010
National Semiconductor Corp. (Ñ)	45,900	609
NetApp, Inc. (Æ)	2,300	67
Oracle Corp.	126,200	2,910
QUALCOMM, Inc.	144,840	5,676
Rovi Corp. (Æ)	457	13
Salesforce.com, Inc. (Æ)(Ñ)	51,240	3,256
SanDisk Corp. (Æ)	17,000	432
Sybase, Inc. (Æ)(Ñ)	11,600	472
VMware, Inc. Class A (Æ)(Ñ)	21,800	990
Xilinx, Inc. (Ñ)	52,780	1,244

		68,377

Utilities - 2.7%
America Movil SAB de CV Series L	12,000	524
American Water Works Co., Inc.	11,800	257
AT&T, Inc.	50,956	1,292
CMS Energy Corp. (Ñ)	14,700	223
Dynegy, Inc. Class A (Æ)	3,332	5
Edison International	15,100	503
Entergy Corp.	6,400	488
FPL Group, Inc.	17,600	858
NV Energy, Inc.	24,300	280
PG&E Corp.	22,200	938
Portland General Electric Co.	5,100	100
Public Service Enterprise Group, Inc.	13,900	425
Qwest Communications International, Inc.	28,200	119
SCANA Corp.	6,500	232
Southern Co.	2,800	90
Sprint Nextel Corp. (Æ)	198,900	652
Verizon Communications, Inc.	60,138	1,769
Xcel Energy, Inc.	36,500	759

		9,514

	Principal Amount ($) or Shares	Market Value $
Total Common Stocks (cost $275,733)		332,378

Preferred Stocks - 0.3%
Financial Services - 0.3%
Bank of America Corp.	66,200	1,000

Total Preferred Stocks (cost $993)		1,000

Short-Term Investments - 3.5%
Russell U.S. Cash Management Fund (£)	12,149,242	12,149

Total Short-Term Investments (cost $12,149)		12,149

Other Securities - 6.4%
Russell U.S. Cash Collateral Fund (×)	13,058,570	13,059
State Street Securities Lending Quality Trust (×)	9,213,092	9,185

Total Other Securities (cost $22,272)		22,244

Total Investments - 105.9% (identified cost $311,147)		367,771

Other Assets and Liabilities, Net - (5.9%)		(20,562)

Net Assets - 100.0%		347,209

See accompanying notes which are an integral part of the Quarterly Report.

74	Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 E-Mini Index (CME)	162	USD	8,670	03/10	(269)
S&P 500 Index (CME)	15	USD	4,014	03/10	(82)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(351)

Presentation of Portfolio Holdings — January 31, 2010 (Unaudited)

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$46,217	$—	$—	$46,217
Consumer Staples	20,701	—	—	20,701
Energy	36,630	—	—	36,630
Financial Services	56,939	—	—	56,939
Health Care	52,044	—	—	52,044
Materials and Processing	11,567	—	—	11,567
Producer Durables	30,389	—	—	30,389
Technology	68,377	—	—	68,377
Utilities	9,514	—	—	9,514
Preferred Stocks	1,000	—	—	1,000
Short-Term Investments	—	12,149	—	12,149
Other Securities	—	22,244	—	22,244

Total Investments	333,378	34,393	—	367,771

Other Financial Instruments
Futures Contracts	(351)	—	—	(351)

Total Other Financial Instruments*	(351)	—	—	(351)

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the Quarterly Report.

Russell Tax-Managed U.S. Large Cap Fund	75

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 94.7%
Consumer Discretionary - 17.1%
Aaron’s, Inc. (Ñ)	4,065	113
Aeropostale, Inc. (Æ)	4,292	141
American Public Education, Inc. (Æ)(Ñ)	2,720	104
AnnTaylor Stores Corp. (Æ)(Ñ)	24,255	305
Arbitron, Inc. (Ñ)	19,219	486
BJ’s Restaurants, Inc. (Æ)(Ñ)	23,800	503
Bridgepoint Education, Inc. (Æ)(Ñ)	16,200	236
Brinker International, Inc.	7,641	125
Buffalo Wild Wings, Inc. (Æ)(Ñ)	12,500	585
California Pizza Kitchen, Inc. (Æ)	7,865	109
Callaway Golf Co. (Ñ)	15,691	117
Capella Education Co. (Æ)(Ñ)	13,100	961
CarMax, Inc. (Æ)(Ñ)	10,752	222
Carter’s, Inc. (Æ)	17,675	457
Cato Corp. (The) Class A	23,355	478
Cheesecake Factory, Inc. (The) (Æ)(Ñ)	21,999	465
Cherokee, Inc. (Ñ)	5,038	81
Chico’s FAS, Inc. (Æ)	29,414	376
ChinaCast Education Corp. (Æ)(Ñ)	56,900	378
Constant Contact, Inc. (Æ)(Ñ)	11,900	210
Cooper Tire & Rubber Co. (Ñ)	18,350	312
Core-Mark Holding Co., Inc. (Æ)	4,245	127
Corinthian Colleges, Inc. (Æ)(Ñ)	26,317	368
Dana Holding Corp. (Æ)	9,122	94
Deckers Outdoor Corp. (Æ)	3,310	325
DR Horton, Inc. (Ñ)	12,139	143
DreamWorks Animation SKG, Inc. Class A (Æ)	13,288	517
Fred’s, Inc. Class A (Ñ)	1,487	15
Fuqi International, Inc. (Æ)(Ñ)	4,800	79
Gannett Co., Inc. (Ñ)	7,954	128
Gaylord Entertainment Co. (Æ)(Ñ)	6,153	118
Gentex Corp.	11,193	215
Goodyear Tire & Rubber Co. (The) (Æ)(Ñ)	10,415	139
GSI Commerce, Inc. (Æ)(Ñ)	9,435	215
Guess?, Inc.	6,910	274
Hanesbrands, Inc. (Æ)	5,494	126
Hertz Global Holdings, Inc. (Æ)(Ñ)	14,058	146
Hibbett Sports, Inc. (Æ)	21,500	456
Iconix Brand Group, Inc. (Æ)(Ñ)	7,469	94
International Speedway Corp. Class A	3,988	103
Interpublic Group of Cos., Inc. (Æ)(Ñ)	19,460	126
ITT Educational Services, Inc. (Æ)(Ñ)	1,556	151
Jack in the Box, Inc. (Æ)(Ñ)	18,795	367
John Wiley & Sons, Inc. Class A (Ñ)	3,181	133
K12, Inc. (Æ)(Ñ)	17,800	356
Life Time Fitness, Inc. (Æ)(Ñ)	2,427	58
LKQ Corp. (Æ)	38,500	722
Lumber Liquidators Holdings, Inc. (Æ)	1,500	36
Matthews International Corp. Class A	10,900	369
MDC Holdings, Inc. (Ñ)	3,430	115
Meredith Corp. (Ñ)	17,425	540
MWI Veterinary Supply, Inc. (Æ)(Ñ)	21,647	817
NutriSystem, Inc. (Ñ)	9,180	187
O’Reilly Automotive, Inc. (Æ)(Ñ)	13,900	525

	Principal Amount ($) or Shares	Market Value $
Pool Corp.	6,753	124
Pulte Homes, Inc. (Æ)(Ñ)	33,555	353
RadioShack Corp. (Ñ)	10,133	198
Red Robin Gourmet Burgers, Inc. (Æ)(Ñ)	19,858	366
Ross Stores, Inc.	3,309	152
Rue21, Inc. (Æ)(Ñ)	9,200	258
School Specialty, Inc. (Æ)(Ñ)	7,506	166
Service Corp. International (Ñ)	20,340	156
Shoe Carnival, Inc. (Æ)	7,055	129
Signet Jewelers, Ltd. (Æ)	5,757	158
Smith & Wesson Holding Corp. (Æ)(Ñ)	41,701	165
Snap-On, Inc.	9,095	372
Sonic Corp. (Æ)(Ñ)	10,434	88
Starwood Hotels & Resorts Worldwide, Inc. (ö)(Ñ)	6,920	231
Tenneco, Inc. (Æ)	28,242	499
Texas Roadhouse, Inc. Class A (Æ)(Ñ)	13,100	152
Tiffany & Co. (Ñ)	6,160	250
Titan International, Inc. (Ñ)	34,279	266
TiVo, Inc. (Æ)(Ñ)	11,785	106
Tractor Supply Co. (Æ)	7,847	396
True Religion Apparel, Inc. (Æ)	11,930	230
Tupperware Brands Corp.	4,264	181
Under Armour, Inc. Class A (Æ)(Ñ)	11,966	304
United Stationers, Inc. (Æ)	5,155	281
Urban Outfitters, Inc. (Æ)	10,335	326
ValueClick, Inc. (Æ)	8,852	82
VistaPrint NV (Æ)(Ñ)	23,152	1,297
WESCO International, Inc. (Æ)(Ñ)	4,685	130
Weyco Group, Inc. (Ñ)	4,498	101
WMS Industries, Inc. (Æ)	6,585	244
Wyndham Worldwide Corp.	8,302	174

		22,883

Consumer Staples - 3.9%
Casey’s General Stores, Inc. (Ñ)	14,736	452
Constellation Brands, Inc. Class A (Æ)	7,438	120
Del Monte Foods Co.	9,775	111
Energizer Holdings, Inc. (Æ)	2,147	119
Flowers Foods, Inc. (Ñ)	15,480	376
Green Mountain Coffee Roasters, Inc. (Æ)	3,844	326
Hain Celestial Group, Inc. (The) (Æ)(Ñ)	7,005	112
Hansen Natural Corp. (Æ)	5,217	200
JM Smucker Co. (The)	2,674	161
Lance, Inc. (Ñ)	17,209	383
Peet’s Coffee & Tea, Inc. (Æ)	21,885	716
Ralcorp Holdings, Inc. (Æ)	2,598	160
Ruddick Corp. (Ñ)	4,801	136
TreeHouse Foods, Inc. (Æ)(Ñ)	31,340	1,214
United Natural Foods, Inc. (Æ)(Ñ)	16,520	448
Whole Foods Market, Inc. (Æ)(Ñ)	5,725	156

		5,190

Energy - 4.6%
Alpha Natural Resources, Inc. (Æ)(Ñ)	3,952	160
Arena Resources, Inc. (Æ)(Ñ)	4,353	167
Atwood Oceanics, Inc. (Æ)	6,520	219

76	Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Cabot Oil & Gas Corp.	4,510	173
CARBO Ceramics, Inc. (Ñ)	7,510	495
Concho Resources, Inc. (Æ)	5,050	227
Dril-Quip, Inc. (Æ)(Ñ)	14,300	751
EXCO Resources, Inc.	10,135	178
Forest Oil Corp. (Æ)(Ñ)	24,951	602
FX Energy, Inc. (Æ)(Ñ)	23,193	69
Gran Tierra Energy, Inc. (Æ)	27,937	137
Hornbeck Offshore Services, Inc. (Æ)(Ñ)	4,292	92
ION Geophysical Corp. (Æ)(Ñ)	60,515	287
Lufkin Industries, Inc.	1,370	87
North American Energy Partners, Inc. (Æ)(Ñ)	36,842	240
Oceaneering International, Inc. (Æ)	2,697	147
Oil States International, Inc. (Æ)(Ñ)	4,755	175
Parker Drilling Co. (Æ)(Ñ)	24,710	119
Rosetta Resources, Inc. (Æ)	9,642	198
Superior Well Services, Inc. (Æ)(Ñ)	12,520	198
Tesoro Corp.	8,604	107
USEC, Inc. (Æ)(Ñ)	18,759	75
Walter Energy, Inc. Class A	5,969	387
Whiting Petroleum Corp. (Æ)	12,323	820
Willbros Group, Inc. (Æ)	6,867	105

		6,215

Financial Services - 16.4%
Advent Software, Inc. (Æ)	14,900	562
American Campus Communities, Inc. (ö)(Ñ)	11,785	302
American Equity Investment Life Holding Co. (Ñ)	50,210	369
AmeriCredit Corp. (Æ)(Ñ)	8,888	186
Apollo Investment Corp. (Ñ)	14,259	147
Ares Capital Corp. (Ñ)	10,929	134
Argo Group International Holdings, Ltd. (Æ)	16,419	439
Astoria Financial Corp. (Ñ)	26,528	350
Axis Capital Holdings, Ltd.	6,444	186
Banco Latinoamericano de Comercio Exterior SA Class E	6,718	95
Bank of Hawaii Corp.	8,150	371
Bank of the Ozarks, Inc. (Ñ)	12,355	366
BioMed Realty Trust, Inc. (ö)	12,185	178
Broadridge Financial Solutions, Inc.	7,021	152
Camden Property Trust (ö)(Ñ)	3,864	150
Cash America International, Inc.	4,181	157
CB Richard Ellis Group, Inc. Class A (Æ)(Ñ)	23,778	292
Cedar Shopping Centers, Inc. (ö)	38,964	272
Community Bank System, Inc.	1,439	30
Cybersource Corp. (Æ)(Ñ)	43,730	791
Delphi Financial Group, Inc. Class A	5,681	115
EastGroup Properties, Inc. (ö)(Ñ)	3,592	137
Employers Holdings, Inc.	9,125	121
Equifax, Inc.	5,191	166
Euronet Worldwide, Inc. (Æ)	5,264	107
Extra Space Storage, Inc. (ö)	14,309	162
EZCORP, Inc. Class A (Æ)(Ñ)	24,700	449

	Principal Amount ($) or Shares	Market Value $
Fair Isaac Corp. (Ñ)	19,233	422
Federal Realty Investment Trust (ö)(Ñ)	3,132	202
Fidelity National Financial, Inc. Class A	10,266	132
Fidelity National Information Services, Inc.	4,083	96
First Commonwealth Financial Corp. (Ñ)	17,759	104
First Horizon National Corp. (Æ)(Ñ)	12,444	161
First Midwest Bancorp, Inc. (Ñ)	41,527	547
Franklin Street Properties Corp. (ö)(Ñ)	10,831	136
Genworth Financial, Inc. Class A (Æ)	32,658	452
Glacier Bancorp, Inc. (Ñ)	34,310	492
Greenhill & Co., Inc.	3,214	250
Hanover Insurance Group, Inc. (The)	9,274	393
Harleysville Group, Inc. (Ñ)	5,355	173
Health Care REIT, Inc. (ö)	4,831	208
Home Properties, Inc. (ö)(Ñ)	7,851	348
Huntington Bancshares, Inc. (Ñ)	29,550	142
IBERIABANK Corp. (Ñ)	3,104	166
Inland Real Estate Corp. (ö)(Ñ)	16,183	137
Investors Real Estate Trust (ö)(Ñ)	11,046	96
Jefferies Group, Inc. (Ñ)	6,369	163
Kayne Anderson Energy Development Co. (Ñ)	5,082	74
KeyCorp	27,818	200
Lazard, Ltd. Class A	4,945	191
Markel Corp. (Æ)(Ñ)	462	150
Marshall & Ilsley Corp.	19,065	132
MGIC Investment Corp. (Æ)(Ñ)	33,271	201
Mid-America Apartment Communities, Inc. (ö)(Ñ)	18,716	878
MSCI, Inc. Class A (Æ)	9,935	294
National Penn Bancshares, Inc. (Ñ)	17,730	106
Nationwide Health Properties, Inc. (ö)	5,778	190
Navigators Group, Inc. (Æ)	2,522	108
NewAlliance Bancshares, Inc. (Ñ)	13,152	153
Och-Ziff Capital Management Group LLC (Ñ)	21,030	285
Old National Bancorp (Ñ)	35,200	424
PacWest Bancorp (Ñ)	7,731	160
PartnerRe, Ltd. - ADR	2,400	179
Piper Jaffray Cos. (Æ)(Ñ)	2,717	132
PMI Group, Inc. (The) (Æ)(Ñ)	46,459	100
Post Properties, Inc. (ö)(Ñ)	7,537	135
Prosperity Bancshares, Inc. (Ñ)	9,809	396
Raymond James Financial, Inc.	4,948	125
Reinsurance Group of America, Inc. Class A (Ñ)	3,218	157
RLI Corp. (Ñ)	6,745	347
Selective Insurance Group	29,468	456
Signature Bank NY (Æ)	22,888	791
SL Green Realty Corp. (ö)(Ñ)	4,181	190
State Auto Financial Corp.	6,466	102
Sterling Bancshares, Inc. (Ñ)	17,762	91
Stifel Financial Corp. (Æ)(Ñ)	4,175	218
Sun Communities, Inc. (ö)(Ñ)	21,044	381
Tanger Factory Outlet Centers (ö)(Ñ)	4,001	153
Umpqua Holdings Corp. (Ñ)	13,510	167
United Bankshares, Inc. (Ñ)	11,820	294

Russell Tax-Managed U.S. Mid & Small Cap Fund	77

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

United Fire & Casualty Co.	8,085	136
Valley National Bancorp (Ñ)	37,933	522
Ventas, Inc. (ö)	3,726	157
Waddell & Reed Financial, Inc. Class A	6,000	188
Washington Real Estate Investment Trust (ö)(Ñ)	5,714	150
Westamerica Bancorporation (Ñ)	9,353	520
Westwood Holdings Group, Inc. (Ñ)	2,599	94
World Acceptance Corp. (Æ)(Ñ)	13,204	533
WSFS Financial Corp. (Ñ)	3,871	105

		21,971

Health Care - 13.3%
Abaxis, Inc. (Æ)	14,200	342
Alexion Pharmaceuticals, Inc. (Æ)	13,468	624
Align Technology, Inc. (Æ)(Ñ)	25,562	479
American Medical Systems Holdings, Inc. (Æ)(Ñ)	8,058	155
AMERIGROUP Corp. Class A (Æ)	16,490	420
Amsurg Corp. Class A (Æ)	5,498	116
athenahealth, Inc. (Æ)(Ñ)	6,470	254
Auxilium Pharmaceuticals, Inc. (Æ)	3,796	107
Beckman Coulter, Inc.	2,395	157
Bio-Reference Labs, Inc. (Æ)(Ñ)	24,600	930
Catalyst Health Solutions, Inc. (Æ)(Ñ)	16,400	645
Celldex Therapeutics, Inc. (Æ)(Ñ)	15,583	69
Charles River Laboratories International, Inc. (Æ)	5,001	182
Chemed Corp. (Ñ)	13,713	638
Clarient, Inc. (Æ)	100,400	227
Cooper Cos., Inc. (The) (Ñ)	3,994	141
Covance, Inc. (Æ)(Ñ)	3,134	182
Dendreon Corp. (Æ)(Ñ)	4,412	122
Dentsply International, Inc. (Ñ)	4,404	148
Eclipsys Corp. (Æ)(Ñ)	5,794	97
Emergency Medical Services Corp. Class A (Æ)	2,280	120
Endo Pharmaceuticals Holdings, Inc. (Æ)	7,002	141
Gentiva Health Services, Inc. (Æ)	12,943	331
Greatbatch, Inc. (Æ)(Ñ)	5,955	117
Haemonetics Corp. (Æ)(Ñ)	8,097	458
Healthsouth Corp. (Æ)(Ñ)	21,926	395
Henry Schein, Inc. (Æ)(Ñ)	2,906	157
HMS Holdings Corp. (Æ)(Ñ)	17,400	785
Hologic, Inc. (Æ)(Ñ)	9,896	149
Human Genome Sciences, Inc. (Æ)	16,720	443
ICU Medical, Inc. (Æ)	11,547	402
Inverness Medical Innovations, Inc. (Æ)(Ñ)	3,875	156
IPC The Hospitalist Co., Inc. (Æ)(Ñ)	22,100	751
Kindred Healthcare, Inc. (Æ)	13,780	233
Magellan Health Services, Inc. (Æ)	11,300	446
Matrixx Initiatives, Inc. (Æ)(Ñ)	11,428	54
Medical Action Industries, Inc. (Æ)	27,882	378
Mednax, Inc. (Æ)	2,867	163
Meridian Bioscience, Inc. (Ñ)	19,500	391
Merit Medical Systems, Inc. (Æ)	35,231	628
Myriad Pharmaceuticals, Inc. (Æ)(Ñ)	17,226	80

	Principal Amount ($) or Shares	Market Value $
Neogen Corp. (Æ)(Ñ)	23,797	506
NuVasive, Inc. (Æ)(Ñ)	3,122	86
Omnicell, Inc. (Æ)(Ñ)	8,793	105
Orthofix International NV (Æ)(Ñ)	3,868	116
OSI Pharmaceuticals, Inc. (Æ)(Ñ)	2,540	87
Parexel International Corp. (Æ)	13,580	263
PDL BioPharma, Inc. (Ñ)	15,776	101
Phase Forward, Inc. (Æ)(Ñ)	31,300	458
PSS World Medical, Inc. (Æ)(Ñ)	26,351	541
Quality Systems, Inc. (Ñ)	1,813	93
RehabCare Group, Inc. (Æ)	6,776	197
Savient Pharmaceuticals, Inc. (Æ)	5,225	67
Seattle Genetics, Inc. (Æ)(Ñ)	12,169	126
Sunrise Senior Living, Inc. (Æ)(Ñ)	25,012	74
SXC Health Solutions Corp. (Æ)	8,300	391
Techne Corp.	2,619	172
Tenet Healthcare Corp. (Æ)	19,776	109
United Therapeutics Corp. (Æ)(Ñ)	5,825	347
Universal Health Services, Inc. Class B	5,570	162
US Physical Therapy, Inc. (Æ)	25,211	395
VCA Antech, Inc. (Æ)(Ñ)	6,630	168
Viropharma, Inc. (Æ)	10,814	107
Watson Pharmaceuticals, Inc. Class B (Æ)	4,436	170
Zoll Medical Corp. (Æ)(Ñ)	6,172	172

		17,826

Materials and Processing - 6.2%
AAON, Inc. (Ñ)	5,804	119
Airgas, Inc.	3,415	144
AK Steel Holding Corp. (Ñ)	5,349	109
Arch Chemicals, Inc. (Ñ)	12,514	350
Ashland, Inc.	3,215	130
Ball Corp.	3,878	197
Belden, Inc.	5,324	122
Buckeye Technologies, Inc. (Æ)	24,050	275
Carpenter Technology Corp.	11,287	302
CF Industries Holdings, Inc.	1,341	125
Cliffs Natural Resources, Inc.	7,485	299
Coeur d’Alene Mines Corp. (Æ)(Ñ)	6,346	89
Commercial Metals Co.	13,460	185
Compass Minerals International, Inc. (Ñ)	8,597	542
Crown Holdings, Inc. (Æ)	5,924	141
Deltic Timber Corp. (Ñ)	4,050	182
Eastman Chemical Co. (Ñ)	3,259	184
General Cable Corp. (Æ)(Ñ)	11,236	327
Gibraltar Industries, Inc. (Æ)	17,341	242
HB Fuller Co.	6,494	130
Horsehead Holding Corp. (Æ)	12,153	119
Interline Brands, Inc. (Æ)	20,189	339
Kaydon Corp.	9,628	315
Lennox International, Inc.	4,420	169
Martin Marietta Materials, Inc. (Ñ)	2,202	174
Minerals Technologies, Inc.	2,691	129
Pactiv Corp. (Æ)	6,078	137
Quanex Building Products Corp. (Ñ)	8,096	130
Rogers Corp. (Æ)(Ñ)	4,066	97
RPM International, Inc.	9,551	179

78	Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Silgan Holdings, Inc.	7,215	374
Solutia, Inc. (Æ)	8,680	119
Sonoco Products Co.	6,294	175
Spartech Corp. (Æ)	33,993	343
Steel Dynamics, Inc.	11,150	169
Temple-Inland, Inc. (Ñ)	1,904	33
Terra Industries, Inc.	14,941	472
Texas Industries, Inc. (Ñ)	6,300	214
Universal Forest Products, Inc. (Ñ)	3,533	120
Wausau Paper Corp. (Æ)(Ñ)	17,235	152
WR Grace & Co. (Æ)	7,394	177

		8,330

Producer Durables - 12.8%
Advanced Energy Industries, Inc. (Æ)	23,869	313
Advisory Board Co. (The) (Æ)(Ñ)	3,948	127
Aecom Technology Corp. (Æ)	4,617	125
Aerovironment, Inc. (Æ)	22,183	756
Alexander & Baldwin, Inc.	11,961	382
American Superconductor Corp. (Æ)(Ñ)	11,047	420
Ametek, Inc. (Ñ)	4,483	163
AMR Corp. (Æ)(Ñ)	19,159	133
AO Smith Corp. (Ñ)	3,770	161
Applied Industrial Technologies, Inc. (Ñ)	6,221	136
Barnes Group, Inc. (Ñ)	29,861	479
Bristow Group, Inc. (Æ)(Ñ)	10,590	378
Bucyrus International, Inc. Class A	13,866	726
Carlisle Cos., Inc.	5,356	180
CDI Corp.	7,062	91
Con-way, Inc. (Ñ)	3,997	114
Consolidated Graphics, Inc. (Æ)(Ñ)	12,800	432
Continental Airlines, Inc. Class B (Æ)	16,285	300
Corrections Corp. of America (Æ)	6,957	130
CoStar Group, Inc. (Æ)(Ñ)	9,200	372
Donaldson Co., Inc. (Ñ)	4,620	177
Electronics for Imaging, Inc. (Æ)	18,670	216
EnergySolutions, Inc.	37,679	315
EnPro Industries, Inc. (Æ)(Ñ)	11,743	286
ESCO Technologies, Inc. (Ñ)	3,393	111
Exlservice Holdings, Inc. (Æ)	9,437	171
Federal Signal Corp.	12,796	83
Franklin Electric Co., Inc.	9,980	260
Fuel Tech, Inc. (Æ)	20,034	147
Gardner Denver, Inc.	9,280	370
GATX Corp. (Ñ)	5,200	136
Genco Shipping & Trading, Ltd. (Æ)(Ñ)	7,700	148
General Maritime Corp. (Ñ)	38,655	299
Genesee & Wyoming, Inc. Class A (Æ)(Ñ)	11,331	334
GrafTech International, Ltd. (Æ)	10,240	129
HEICO Corp. (Ñ)	3,173	135
HNI Corp. (Ñ)	6,712	168
IDEX Corp.	9,622	272
Joy Global, Inc.	5,100	233
Kadant, Inc. (Æ)	10,995	167
Kansas City Southern (Æ)	20,342	604
KBR, Inc.	7,435	139
Kennametal, Inc. (Ñ)	12,305	301

	Principal Amount ($) or Shares	Market Value $
Knight Transportation, Inc. (Ñ)	26,200	474
Knightsbridge Tankers, Ltd.	2,589	37
Lexmark International, Inc. Class A (Æ)(Ñ)	5,588	144
Littelfuse, Inc. (Æ)	4,790	144
MAXIMUS, Inc. (Ñ)	3,055	146
Mistras Group, Inc. (Æ)(Ñ)	21,300	309
Modine Manufacturing Co. (Æ)	23,649	225
Navigant Consulting, Inc. (Æ)	8,710	118
Navistar International Corp. (Æ)(Ñ)	7,879	291
Nordson Corp. (Ñ)	7,388	418
Old Dominion Freight Line, Inc. (Æ)(Ñ)	11,520	317
Orbital Sciences Corp. (Æ)	6,866	109
Oshkosh Corp.	3,139	113
Overseas Shipholding Group, Inc. (Ñ)	2,935	131
Pentair, Inc.	5,889	180
Robbins & Myers, Inc.	14,833	330
Robert Half International, Inc. (Ñ)	5,985	161
Roper Industries, Inc. (Ñ)	3,403	170
Shaw Group, Inc. (The) (Æ)	3,731	120
Skywest, Inc.	7,732	113
Taser International, Inc. (Æ)(Ñ)	18,117	102
Teekay Tankers, Ltd. Class A (Ñ)	8,384	72
Tennant Co.	7,315	175
Tetra Tech, Inc. (Æ)	14,705	333
Toro Co. (Ñ)	13,201	514
Tutor Perini Corp. (Æ)(Ñ)	12,480	238
Wabtec Corp. (Ñ)	9,734	373
World Fuel Services Corp. (Ñ)	4,770	115
Zebra Technologies Corp. Class A (Æ)(Ñ)	1,849	48

		17,139

Technology - 16.4%
AboveNet, Inc. (Æ)	3,685	216
Advanced Analogic Technologies, Inc. (Æ)(Ñ)	27,544	92
Advanced Micro Devices, Inc. (Æ)(Ñ)	25,851	193
Akamai Technologies, Inc. (Æ)(Ñ)	7,663	189
American Science & Engineering, Inc. (Ñ)	4,486	348
Anixter International, Inc. (Æ)(Ñ)	7,820	326
Ansys, Inc. (Æ)(Ñ)	23,707	992
Applied Micro Circuits Corp. (Æ)	13,404	98
Archipelago Learning, Inc. (Æ)	14,080	251
ArcSight, Inc. (Æ)(Ñ)	13,900	330
Ariba, Inc. (Æ)(Ñ)	11,688	147
Aruba Networks, Inc. (Æ)(Ñ)	12,320	128
Atheros Communications, Inc. (Æ)(Ñ)	14,360	461
Atmel Corp. (Æ)	38,505	179
Aviat Networks, Inc. (Æ)	13,379	96
Avnet, Inc. (Æ)	5,180	137
Benchmark Electronics, Inc. (Æ)	26,697	486
Black Box Corp.	4,064	112
Blackboard, Inc. (Æ)(Ñ)	18,400	725
Blue Coat Systems, Inc. (Æ)(Ñ)	7,085	175
Brocade Communications Systems, Inc. (Æ)	15,962	110
CACI International, Inc. Class A (Æ)(Ñ)	12,816	615
CommScope, Inc. (Æ)(Ñ)	4,042	110
Compellent Technologies, Inc. (Æ)(Ñ)	10,615	211

Russell Tax-Managed U.S. Mid & Small Cap Fund	79

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Concur Technologies, Inc. (Æ)(Ñ)	8,700	345
Cree, Inc. (Æ)(Ñ)	3,630	203
DealerTrack Holdings, Inc. (Æ)(Ñ)	21,800	392
Diodes, Inc. (Æ)	24,112	402
Double-Take Software, Inc. (Æ)	11,869	121
Earthlink, Inc. (Ñ)	15,729	128
Ebix, Inc. (Æ)(Ñ)	30,200	437
Emulex Corp. (Æ)	38,385	431
Entegris, Inc. (Æ)	85,411	311
Equinix, Inc. (Æ)(Ñ)	1,642	158
F5 Networks, Inc. (Æ)	20,225	1,000
Fairchild Semiconductor International, Inc. Class A (Æ)	63,647	572
Finisar Corp. (Æ)	20,880	215
GTSI Corp. (Æ)	28,674	157
Harmonic, Inc. (Æ)	40,330	245
Hittite Microwave Corp. (Æ)(Ñ)	13,400	498
Internet Capital Group, Inc. (Æ)	16,075	100
Intersil Corp. Class A	2,349	32
IPG Photonics Corp. (Æ)(Ñ)	7,740	111
Jabil Circuit, Inc.	12,332	179
LivePerson, Inc. (Æ)(Ñ)	60,749	385
LSI Corp. (Æ)	36,536	182
Mantech International Corp. Class A (Æ)	9,871	473
Mentor Graphics Corp. (Æ)(Ñ)	43,405	348
Micros Systems, Inc. (Æ)(Ñ)	4,815	138
Netlogic Microsystems, Inc. (Æ)(Ñ)	17,090	700
Newport Corp. (Æ)	10,062	86
NIC, Inc. (Ñ)	66,900	567
Nuance Communications, Inc. (Æ)(Ñ)	10,955	165
NVE Corp. (Æ)(Ñ)	1,714	71
ON Semiconductor Corp. (Æ)	56,905	410
Palm, Inc. (Æ)(Ñ)	6,347	66
Parametric Technology Corp. (Æ)(Ñ)	19,860	329
Plexus Corp. (Æ)	24,920	848
Power Integrations, Inc. (Ñ)	19,400	605
Progress Software Corp. (Æ)	22,070	621
Red Hat, Inc. (Æ)	7,105	193
RF Micro Devices, Inc. (Æ)(Ñ)	23,836	92
Rovi Corp. (Æ)	67	2
SAVVIS, Inc. (Æ)(Ñ)	5,685	90
SolarWinds, Inc. (Æ)(Ñ)	20,200	393
Sourcefire, Inc. (Æ)	9,090	190
Stanley, Inc. (Æ)	15,500	406
Syntel, Inc.	2,747	92
Tellabs, Inc.	27,696	178
TIBCO Software, Inc. (Æ)	18,225	163
TriQuint Semiconductor, Inc. (Æ)	23,726	142
Tyler Technologies, Inc. (Æ)(Ñ)	35,500	665
Unisys Corp. (Æ)	2,783	80
United Online, Inc.	13,885	88
Varian Semiconductor Equipment Associates, Inc. (Æ)	7,206	211
Volterra Semiconductor Corp. (Æ)	7,922	154

		21,897

	Principal Amount ($) or Shares	Market Value $
Utilities - 4.0%
Alaska Communications Systems Group, Inc. (Ñ)	49,861	406
Atlantic Tele-Network, Inc.	2,106	102
Avista Corp.	14,530	296
Black Hills Corp. (Ñ)	10,515	273
CenterPoint Energy, Inc.	13,848	193
Central Vermont Public Service Corp. (Ñ)	6,280	123
CenturyTel, Inc.	3,910	133
Clearwire Corp. (Æ)(Ñ)	7,740	50
Cleco Corp. (Ñ)	20,168	523
Connecticut Water Service, Inc. (Ñ)	4,800	107
El Paso Electric Co. (Æ)	23,887	460
Empire District Electric Co. (The) (Ñ)	7,038	130
Great Plains Energy, Inc. (Ñ)	8,785	157
ITC Holdings Corp. (Ñ)	3,085	166
j2 Global Communications, Inc. (Æ)(Ñ)	11,635	239
Laclede Group, Inc. (The) (Ñ)	4,089	132
National Fuel Gas Co.	3,916	184
New Jersey Resources Corp.	3,497	128
Northeast Utilities	7,011	177
Northwest Natural Gas Co. (Ñ)	2,782	121
NorthWestern Corp.	19,915	487
NSTAR (Ñ)	4,936	169
Otter Tail Corp. (Ñ)	4,647	100
RRI Energy, Inc. (Æ)(Ñ)	22,949	114
Southwest Gas Corp.	4,728	131
Telephone & Data Systems, Inc.	3,673	116
Time Warner Telecom, Inc. Class A (Æ)(Ñ)	10,467	161

		5,378

Total Common Stocks (cost $117,579)		126,829

Short-Term Investments - 5.3%
Russell U.S. Cash Management Fund (£)	7,143,323	7,143

Total Short-Term Investments (cost $7,143)		7,143

Other Securities - 43.0%
Russell U.S. Cash Collateral Fund (×)	33,844,314	33,844
State Street Securities Lending Quality Trust (×)	23,877,867	23,804

Total Other Securities (cost $57,722)		57,648

Total Investments - 143.0% (identified cost $182,444)		191,620

Other Assets and Liabilities, Net - (43.0%)		(57,608)

Net Assets - 100.0%		134,012

See accompanying notes which are an integral part of the Quarterly Report.

80	Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 2000 Mini Index (CME)	123	USD	7,392	03/10	(77)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(77)

Presentation of Portfolio Holdings — January 31, 2010 (Unaudited)

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stock
Consumer Discretionary	$22,883	$—	$—	$22,883
Consumer Staples	5,190	—	—	5,190
Energy	6,215	—	—	6,215
Financial Services	21,971	—	—	21,971
Health Care	17,826	—	—	17,826
Materials and Processing	8,330	—	—	8,330
Producer Durables	17,139	—	—	17,139
Technology	21,897	—	—	21,897
Utilities	5,378	—	—	5,378
Short-Term Investments	—	7,143	—	7,143
Other Securities	—	57,648	—	57,648

Total Investments	126,829	64,791	—	191,620

Other Financial Instruments
Futures Contracts	(77)	—	—	(77)

Total Other Financial Instruments*	(77)	—	—	(77)

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the Quarterly Report.

Russell Tax-Managed U.S. Mid & Small Cap Fund	81

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 89.2%
Asset-Backed Securities - 9.5%
Aames Mortgage Investment Trust (Ê) Series 2006-1 Class A3 0.391% due 04/25/36	6,546	5,106
ABFS Mortgage Loan Trust (Ê)(Þ) Series 2003-2 Class A 0.731% due 04/25/34	699	608
Accredited Mortgage Loan Trust (Ê) Series 2004-2 Class A2 0.531% due 07/25/34	229	109
Series 2006-2 Class A2 0.321% due 09/25/36	1,989	1,891
ACE Securities Corp. (Ê) Series 2003-HE1 Class M1 1.206% due 11/25/33	5,555	4,149
Series 2003-OP1 Class M2 1.731% due 12/25/33	285	222
Series 2004-IN1 Class A1 0.551% due 05/25/34	388	298
Series 2005-HE2 Class M3 0.711% due 04/25/35	1,305	1,139
Series 2005-HE5 Class A2C 0.611% due 08/25/35	1,241	1,213
Series 2005-SD3 Class A 0.631% due 08/25/45	1,180	1,038
Series 2006-FM1 Class A2C 0.381% due 07/25/36	7,595	2,661
Series 2006-HE2 Class A2C 0.391% due 05/25/36	3,600	2,581
Series 2006-OP1 Class M3 0.541% due 04/25/36	1,697	13
Aegis Asset Backed Securities Trust (Ê) Series 2003-3 Class M2 2.706% due 01/25/34	1,421	784
Series 2005-4 Class 1A3 0.501% due 10/25/35	1,163	1,120
Ally Auto Receivables Trust (Þ) Series 2009-A Class A2 1.320% due 03/15/12	1,600	1,608
American Airlines Pass Through Trust 2001-01 Series 01-1 6.817% due 05/23/11	1,290	1,274
6.977% due 11/23/22	199	157
American Express Credit Account Master Trust (Ê) Series 2005-5 Class A 0.273% due 02/15/13	1,063	1,062
Series 2009-2 Class A 1.481% due 03/15/17	2,185	2,264
AmeriCredit Automobile Receivables Trust Series 2007-CM Class A3A 5.420% due 05/07/12	2,997	3,042
Ameriquest Mortgage Securities, Inc. (Ê) Series 2002-D Class M1 3.981% due 02/25/33	800	277

	Principal Amount ($) or Shares	Market Value $
Series 2004-R10 Class A 5 0.621% due 11/25/34	3	3
Series 2005-R3 Class A1A 0.431% due 05/25/35	3,306	3,213
Series 2005-R5 Class A2B 0.461% due 07/25/35	70	70
Series 2005-R6 Class A2 0.431% due 08/25/35	7,934	7,079
Series 2005-R7 Class A2C 0.491% due 09/25/35	419	414
Series 2005-R10 Class A2B 0.451% due 12/25/35	890	782
ARES CLO Funds (Ê)(Å) Series 2005-10A Class A2 0.494% due 09/18/17	13,524	12,387
Argent Securities, Inc. (Ê) Series 2005-W2 Class A2B1 0.431% due 10/25/35	5,146	4,630
Series 2005-W2 Class A2B2 0.491% due 10/25/35	943	849
Series 2005-W5 Class A2D 0.551% due 01/25/36	7,650	3,357
Series 2006-W5 Class A2C 0.381% due 06/25/36	2,029	777
Arlington Street CDO, Ltd. (Þ) Series 2000-1A Class A2 7.660% due 06/10/12	1,470	1,375
Armstrong Loan Funding, Ltd. (Ê)(Å) Series 2008-1A Class A 0.799% due 08/01/16	3,766	3,655
Asset Backed Funding Certificates (Ê) Series 2006-HE1 Class A2A 0.291% due 01/25/37	561	545
Series 2006-HE1 Class A2C 0.391% due 01/25/37	2,745	1,096
Series 2006-OPT Class A3A 0.291% due 11/25/36	37	37
Series 2006-OPT Class A3B 0.391% due 11/25/36	1,390	671
Series 2006-OPT Class M2 0.521% due 09/25/36	1,493	23
Asset Backed Securities Corp. Home Equity (Ê) Series 2003-HE1 Class M2 3.758% due 01/15/33	1,963	1,779
Series 2004-HE6 Class A1 0.506% due 09/25/34	80	67
Series 2004-HE7 Class M9 (Þ) 3.731% due 10/25/34	1,159	51
Series 2006-HE3 Class A4 0.401% due 03/25/36	1,317	934
Series 2006-HE5 Class A4 0.371% due 07/25/36	4,770	3,143
Bank of America Auto Trust (Þ) Series 2009-1A Class A2 1.700% due 12/15/11	1,400	1,407

82	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Bank of America Credit Card Trust (Ê) Series 2007-A12 Class A12 0.433% due 01/15/13	7,400	7,396
Bayview Financial Acquisition Trust Series 2004-C Class A1 (Ê) 0.861% due 05/28/44	299	265
Series 2006-A Class 1A3 5.865% due 02/28/41	1,880	1,219
Bear Stearns Asset Backed Securities Trust (Ê) Series 2005-HE1 Class A2 0.521% due 11/25/35	113	111
Series 2006-EC1 Class A2 0.451% due 12/25/35	539	527
Series 2006-HE8 Class 2M1 0.561% due 10/25/36	2,000	220
Series 2006-HE9 Class 1A2 0.381% due 11/25/36	4,330	2,210
Black Diamond CLO, Ltd. (Ê)(Å) Series 2007-1A Class AD 0.499% due 04/29/19	27,750	24,991
BNC Mortgage Loan Trust (Ê) Series 2007-2 Class A2 0.331% due 05/25/37	479	424
Capital Auto Receivables Asset Trust Series 2007-3 Class A3A 5.020% due 09/15/11	1,895	1,920
Capital One Multi-Asset Execution Trust Series 2005-A6 Class A6 (Ê) 0.301% due 07/15/15	5,670	5,603
Series 2006-A2 Class A 4.850% due 11/15/13	116	121
Series 2006-A11 Class A11 (Ê) 0.329% due 06/17/19	3,040	2,942
Series 2006-B1 Class B1 (Ê) 0.512% due 01/15/19	5,550	5,040
Series 2006-C1 Class C (Ê) 0.522% due 03/17/14	4,390	4,307
Series 2006-C2 Class C (Ê) 0.532% due 06/16/14	3,585	3,504
Series 2007-A4 Class A4 (Ê) 0.262% due 03/16/15	7,150	7,089
Series 2008-A5 Class A5 4.850% due 02/18/14	3,535	3,703
Carrington Mortgage Loan Trust (Ê) Series 2006-FRE Class A2 0.351% due 10/25/36	3,110	2,573
Series 2006-NC3 Class A4 0.471% due 08/25/36	2,117	889
Series 2006-NC5 Class A1 0.281% due 01/25/37	1,614	1,540
Cendant Timeshare Receivables Funding LLC (Þ) Series 2004-1A Class A1 3.670% due 05/20/16	24	22

	Principal Amount ($) or Shares	Market Value $
Centex Home Equity Series 2002-D Class AF4 5.210% due 11/25/28	111	105
Series 2005-D Class AF4 5.270% due 10/25/35	521	517
Series 2006-A Class AV4 (Ê) 0.481% due 06/25/36	1,800	1,001
Chase Issuance Trust Series 2005-A7 Class A7 4.550% due 03/15/13	833	864
Series 2005-A10 Class A10 4.650% due 12/17/12	1,648	1,696
Series 2006-A4 Class A4 (Ê) 0.253% due 10/15/13	6,130	6,108
Series 2007-A6 Class A6 (Ê) 0.233% due 04/16/12	638	638
Series 2007-A9 Class A9 (Ê) 0.263% due 06/16/14	5,360	5,326
Series 2007-A11 Class A11 (Ê) 0.233% due 07/16/12	579	579
Series 2007-A17 Class A 5.120% due 10/15/14	3,807	4,141
Series 2009-A2 Class A2 (Ê) 1.782% due 04/15/14	5,415	5,539
Chatham Light CLO, Ltd. (Ê)(Å) Series 2005-2A Class A1 0.531% due 08/03/19	3,466	3,152
CIT Mortgage Loan Trust (Ê)(Å) Series 2007-1 Class 2A1 1.231% due 10/25/37	3,021	2,641
Series 2007-1 Class 2A2 1.383% due 10/25/37	2,100	932
Series 2007-1 Class 2A3 1.921% due 10/25/37	3,900	1,472
Citibank Credit Card Issuance Trust Series 2005-A5 Class A5 4.550% due 06/20/17	1,022	1,087
Series 2008-A5 Class A5 4.850% due 04/22/15	4,555	4,927
Citigroup Mortgage Loan Trust, Inc. (Ê) Series 2006-NC2 Class A2B 0.391% due 09/25/36	11,737	6,247
Series 2006-WFH Class A2 0.331% due 10/25/36	2,031	2,007
Series 2006-WFH Class A2A 0.381% due 08/25/36	2,163	1,606
Series 2006-WFH Class A3 0.381% due 10/25/36	3,105	2,463
0.381% due 11/25/36	2,815	1,814
Series 2007-AHL Class A3A 0.291% due 07/25/45	1,378	1,083
Series 2007-AMC Class A2A 0.341% due 03/25/37	561	513
0.291% due 05/25/37	3,961	3,528
Series 2007-WFH Class A4 0.431% due 01/25/37	11,880	5,252

Russell Strategic Bond Fund	83

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

College Loan Corp. Trust (Ê)(Å) Series 2002-2 Class A21 Zero coupon due 03/01/42	2,000	1,700
Conseco Finance Home Loan Trust Series 2000-E Class M1 8.130% due 08/15/31	673	628
Conseco Finance Securitizations Corp. Series 2001-4 Class A4 7.360% due 09/01/33	4,689	4,781
Conseco Financial Corp. Series 1997-5 Class A6 6.820% due 05/15/29	386	388
Countrywide Asset-Backed Certificates Series 2004-AB2 Class M3 (Ê) 0.831% due 05/25/36	1,395	181
Series 2004-BC1 Class M1 (Ê) 0.981% due 02/25/34	801	687
Series 2005-4 Class AF3 4.456% due 10/25/35	611	589
Series 2005-7 Class 3AV3 (Ê) 0.641% due 11/25/35	547	540
Series 2005-7 Class AF3 4.454% due 10/25/35	361	355
Series 2005-11 Class 3AV2 (Ê) 0.521% due 02/25/36	1,934	1,823
Series 2005-12 Class 2A3 5.069% due 02/25/36	859	836
Series 2005-17 Class 1AF3 5.711% due 05/25/36	10,900	4,913
Series 2005-AB1 Class A2 (Ê) 0.441% due 08/25/35	922	882
Series 2006-1 Class AF3 5.348% due 07/25/36	1,931	1,658
Series 2006-2 Class 2A2 (Ê) 0.421% due 06/25/36	978	811
Series 2006-3 Class 2A2 (Ê) 0.411% due 06/25/36	5,624	4,688
Series 2006-6 Class 2A3 (Ê) 0.511% due 09/25/36	13,985	5,877
Series 2006-11 Class 1AF3 6.050% due 09/25/46	2,083	1,056
Series 2006-11 Class 1AF4 6.300% due 09/25/46	2,337	986
Series 2006-13 Class 1AF3 5.944% due 01/25/37	4,085	2,165
Series 2006-15 Class A1 (Ê) 0.341% due 10/25/46	94	92
Series 2006-15 Class A3 5.689% due 10/25/46	1,655	1,099
Series 2006-22 Class 2A1 (Ê) 0.281% due 05/25/47	141	137
Series 2006-23 Class 2A1 (Ê) 0.281% due 05/25/37	111	109
Series 2006-26 Class 2A1 (Ê) 0.311% due 06/25/37	76	73
Series 2006-BC1 Class 2A2 (Ê) 0.411% due 04/25/36	465	429

	Principal Amount ($) or Shares	Market Value $
Series 2006-S1 Class A2 5.549% due 08/25/21	186	152
Series 2006-S3 Class A2 6.085% due 06/25/21	1,631	792
Series 2006-S6 Class A2 5.519% due 03/25/34	5,075	3,966
Series 2006-S9 Class A3 5.728% due 08/25/36	1,738	799
Series 2007-4 Class A2 5.530% due 09/25/37	8,943	7,990
Series 2007-7 Class 2A1 (Ê) 0.311% due 10/25/47	332	313
Countrywide Home Equity Loan Trust (Ê) Series 2006-HW Class 2A1B 0.383% due 11/15/36	3,262	2,396
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-AGE Class A2 4.640% due 02/25/32	267	263
Credit-Based Asset Servicing and Securitization LLC Series 2004-CB7 Class AF5 4.585% due 10/25/34	770	723
Series 2007-CB1 Class AF2 5.721% due 01/25/37	2,035	980
CSAB Mortgage Backed Trust Series 2006-3 Class A1B2 (Ê) 0.326% due 11/25/36	—	—
Series 2006-4 Class A1A 5.868% due 12/25/36	175	160
Daimler Chrysler Auto Trust (Ê) Series 2008-B Class A2B 1.162% due 07/08/11	216	216
Series 2008-B Class A3B 1.712% due 09/10/12	300	301
Discover Card Master Trust Series 2007-A2 Class A2 (Ê) 0.594% due 06/15/15	3,225	3,199
Series 2008-A3 Class A3 5.100% due 10/15/13	7,380	7,750
Series 2008-A4 Class A4 5.650% due 12/15/15	5,225	5,752
Series 2009-A2 Class A (Ê) 1.532% due 02/17/15	3,965	4,045
Series 2010-A1 Class A1 (Ê) 0.881% due 09/15/15	3,560	3,560
Discover Card Master Trust I (Ê) Series 2006-2 Class A3 0.312% due 01/19/16	7,290	7,140
Series 2006-3 Class A1 0.262% due 03/15/14	9,645	9,584
Series 2007-3 Class A2 0.281% due 10/16/14	4,730	4,686
Dunkin Securitization (Þ) Series 2006-1 Class A2 5.779% due 06/20/31	9,790	9,588

84	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Ellington Loan Acquisition Trust (Ê)(Þ) Series 2007-2 Class A2A 1.131% due 05/25/37	7,519	6,724
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2000-30 Class A5 8.486% due 12/25/30	487	441
Fieldstone Mortgage Investment Corp. (Ê) Series 2006-1 Class A2 0.421% due 05/25/36	2,574	1,583
Series 2006-3 Class 2A1 0.301% due 11/25/36	62	60
Series 2006-3 Class 2A3 0.391% due 11/25/36	1,465	517
First Franklin Mortgage Loan Asset Backed Certificates (Ê) Series 2006-FF1 Class 2A3 0.371% due 12/25/36	6,005	2,426
Series 2006-FF1 Class A2 0.291% due 10/25/36	439	422
Series 2006-FF1 Class A2C 0.391% due 10/25/36	2,621	1,118
0.391% due 12/25/37	8,631	3,572
Series 2006-FF1 Class A3 0.281% due 11/25/36	378	369
Series 2006-FF1 Class A5 0.391% due 11/25/36	5,321	1,766
0.381% due 12/25/36	4,675	1,701
Series 2006-FF4 Class A2 0.421% due 03/25/36	289	206
Series 2006-FF9 Class M1 0.481% due 06/25/36	8,330	229
Series 2007-FF1 Class A2A 0.271% due 01/25/38	220	215
Series 2007-FF1 Class A2B 0.321% due 01/25/38	25,000	14,296
Series 2007-FF1 Class A2C 0.371% due 01/25/38	1,510	674
Series 2007-FF2 Class A2A 0.281% due 03/25/37	8	7
First NLC Trust (Ê) Series 2005-2 Class AV2 0.531% due 09/25/35	388	380
Ford Credit Auto Owner Trust Series 2009-C Class A2 2.000% due 12/15/11	600	603
Ford Credit Floorplan Master Owner Trust (Ê)(Å) Series 2010-1 Class A 1.882% due 12/15/14	4,220	4,240
Fremont Home Loan Trust (Ê) Series 2006-3 Class 2A2 0.351% due 02/25/37	4,243	3,517
Series 2006-B Class 2A3 0.391% due 08/25/36	2,760	942
Series 2006-E Class 2A1 0.291% due 01/25/37	240	163

	Principal Amount ($) or Shares	Market Value $
GE Capital Credit Card Master Note Trust (Ê) Series 2005-3 Class B 0.533% due 06/15/13	1,345	1,339
GE Equipment Midticket LLC Series 2009-1 Class A3 2.340% due 06/17/13	3,180	3,223
GMAC Mortgage Corp. Loan Trust Series 2007-HE2 Class A2 6.054% due 12/25/37	3,328	1,759
Series 2007-HE3 Class 1A1 7.000% due 09/25/37	1,061	618
Series 2007-HE3 Class 2A1 7.000% due 09/25/37	1,255	583
Green Tree (Þ) Series 2008-MH1 Class A3 8.970% due 04/25/38	6,361	6,564
Green Tree Financial Corp. Series 1994-1 Class A5 7.650% due 04/15/19	2,995	3,003
Series 1994-3 Class A5 8.400% due 06/15/19	1,663	1,682
Series 1994-5 Class A5 8.300% due 11/15/19	1,968	1,935
GSAA Trust Series 2006-2 Class 2A3 (Ê) 0.501% due 12/25/35	3,270	2,419
Series 2006-4 Class 1A2 5.993% due 03/25/36	364	44
Series 2006-4 Class 3A1 (Ê) 6.078% due 03/25/36	19,068	11,894
GSAMP Trust (Ê) Series 2003-HE2 Class M1 1.206% due 08/25/33	597	365
Series 2007-FM1 Class A2A 0.301% due 12/25/36	466	323
Series 2007-H1 Class M1 0.571% due 01/25/47	3,621	60
Harley-Davidson Motorcycle Trust Series 2009-2 Class A2 2.130% due 07/15/12	1,895	1,908
Series 2009-2 Class A3 2.850% due 03/15/14	6,720	6,867
HFC Home Equity Loan Asset Backed Certificates (Ê) Series 2005-1 Class A 0.521% due 01/20/34	2,420	2,176
Series 2006-2 Class A1 0.381% due 03/20/36	5,137	4,755
Series 2007-1 Class AS 0.431% due 03/20/36	4,460	3,922
Series 2007-2 Class A1V 0.321% due 07/20/36	472	460
Series 2007-2 Class A3V 0.451% due 07/20/36	5,360	4,478
Series 2007-3 Class A1 1.033% due 11/20/36	507	493

Russell Strategic Bond Fund	85

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-3 Class APT 1.433% due 11/20/36	5,327	4,834
Home Equity Asset Trust (Ê) Series 2005-5 Class 2A2 0.481% due 11/25/35	2,080	2,011
Series 2005-7 Class M1 0.681% due 01/25/36	6,285	2,151
Series 2006-4 Class M3 0.591% due 08/25/36	1,267	3
Series 2006-7 Class 2A3 0.381% due 01/25/37	2,650	456
Home Equity Loan Trust (Ê) Series 2007-FRE Class 2AV1 0.361% due 04/25/37	8,654	6,662
Honda Auto Receivables Owner Trust Series 2009-2 Class A3 2.790% due 01/15/13	2,850	2,915
Household Automotive Trust Series 2005-3 Class A4 4.940% due 11/19/12	3,169	3,187
Series 2006-1 Class A3 5.430% due 06/17/11	630	633
HSI Asset Securitization Corp. Trust (Ê) Series 2006-HE2 Class 2A1 0.281% due 12/25/36	259	207
Series 2006-HE2 Class 2A2 0.341% due 12/25/36	1,830	683
Indymac Residential Asset Backed Trust (Ê) Series 2006-E Class 2A3 0.401% due 04/25/37	7,930	3,244
Series 2006-H2 Class A 0.381% due 06/28/36	1,478	585
IXIS Real Estate Capital Trust (Ê) Series 2006-HE1 Class A3 0.431% due 03/25/36	723	602
Series 2006-HE2 Class A3 0.391% due 08/25/36	1,845	772
JPMorgan Mortgage Acquisition Corp. Series 2006-WF1 Class M1 6.240% due 07/25/36	1,200	48
Series 2006-WMC Class A2 (Ê) 0.281% due 08/25/36	3	3
Series 2006-WMC Class A3 (Ê) 0.351% due 03/25/36	22	22
Series 2007-CH2 Class AV4 (Ê) 0.381% due 11/25/37	22,370	9,726
Series 2007-CH5 Class A2 (Ê) 0.281% due 05/25/37	2,483	2,276
Series 2007-HE1 Class AV1 (Ê) 0.291% due 03/25/47	235	170
Lehman XS Trust (Ê) Series 2005-1 Class 2A2 1.731% due 07/25/35	525	328
Series 2005-5N Class 1A1 0.531% due 11/25/35	607	393

	Principal Amount ($) or Shares	Market Value $
Series 2005-5N Class 3A1A 0.531% due 11/25/35	2,001	1,276
Series 2005-7N Class 1A1A 0.501% due 12/25/35	6,058	4,037
Series 2005-9N Class 1A1 0.501% due 02/25/36	1,160	606
Series 2005-9N Class 1A2 0.581% due 02/25/36	6,453	1,566
Series 2006-4N Class A2A 0.451% due 04/25/46	3,600	1,620
Series 2006-11 Class 2A1 0.361% due 06/25/46	2,406	1,904
Series 2006-12N Class A1A2 0.351% due 08/25/46	60	59
Series 2006-16N Class A1A 0.311% due 11/25/46	366	364
Series 2006-16N Class A4A 0.421% due 11/25/46	3,714	1,848
Long Beach Mortgage Loan Trust (Ê) Series 2002-5 Class M1 1.476% due 11/25/32	3,038	2,327
Series 2003-3 Class M1 1.356% due 07/25/33	3,890	2,959
Series 2004-4 Class 1A1 0.511% due 10/25/34	39	31
Series 2004-6 Class A3 0.881% due 11/25/34	2,330	1,451
Series 2005-3 Class 2A2 0.511% due 08/25/45	1,201	1,125
Mastr Asset Backed Securities Trust (Ê) Series 2003-WMC Class M2 2.706% due 08/25/33	534	300
Series 2005-WMC Class M1 0.651% due 03/25/35	1,610	1,588
Series 2006-AB1 Class A2 0.461% due 02/25/36	2,378	2,048
Series 2006-NC2 Class A4 0.381% due 08/25/36	9,000	3,309
Series 2007-HE1 Class A1 0.311% due 05/25/37	607	562
Merrill Lynch First Franklin Mortgage Loan Trust (Ê) Series 2007-4 Class 2A1 0.291% due 07/25/37	3,389	3,227
Mid-State Trust Series 2003-11 Class A1 4.864% due 07/15/38	161	146
Series 2004-1 Class A 6.005% due 08/15/37	188	175
Series 2005-1 Class A 5.745% due 01/15/40	254	242
Series 2006-1 Class A (Þ) 5.787% due 10/15/40	846	801
Morgan Stanley ABS Capital I (Ê) Series 2003-NC8 Class M1 1.281% due 09/25/33	2,942	2,209

86	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2003-NC8 Class M3 3.381% due 09/25/33	270	59
Series 2006-HE1 Class A3 0.411% due 01/25/36	4,966	4,414
Series 2006-HE2 Class M1 0.561% due 03/25/36	10,623	170
Series 2006-HE2 Class M2 0.581% due 03/25/36	1,283	4
Series 2006-HE3 Class A2C 0.391% due 04/25/36	1,554	1,024
Series 2006-HE3 Class M2 0.531% due 04/25/36	12,735	30
Series 2006-HE4 Class A3 0.381% due 06/25/36	833	568
Series 2006-HE5 Class A2B 0.331% due 08/25/36	461	451
Series 2006-HE5 Class A2C 0.371% due 08/25/36	6,480	3,704
Series 2006-HE6 Class A2B 0.331% due 09/25/36	2,931	2,598
Series 2006-HE6 Class A2C 0.381% due 09/25/36	9,465	3,544
Series 2006-HE7 Class A2A 0.281% due 09/25/36	220	219
Series 2006-HE8 Class A2C 0.371% due 10/25/36	4,635	1,990
Series 2006-NC2 Class A2D 0.521% due 02/25/36	11,837	4,405
Series 2006-NC5 Class A2A 0.271% due 10/25/36	1,042	1,025
Series 2006-NC5 Class A2C 0.381% due 10/25/36	610	223
Series 2006-WMC Class A2C 0.381% due 07/25/36	11,670	4,293
Series 2006-WMC Class A2FP 0.281% due 07/25/36	65	32
Series 2007-HE2 Class A2A 0.271% due 01/25/37	870	839
Series 2007-NC2 Class A2A 0.341% due 02/25/37	504	457
Series 2007-NC3 Class A2A 0.291% due 05/25/37	1,224	1,124
Morgan Stanley Home Equity Loan Trust (Ê) Series 2007-1 Class A1 0.281% due 12/25/36	1,548	1,506
Morgan Stanley IXIS Real Estate Capital Trust (Ê) Series 2006-2 Class A1 0.281% due 11/25/36	46	45
Series 2006-2 Class A3 0.381% due 11/25/36	9,980	3,609
Morgan Stanley Mortgage Loan Trust (Ê) Series 2006-12X Class A1 0.351% due 10/25/36	53	53

	Principal Amount ($) or Shares	Market Value $
Nationstar Home Equity Loan Trust (Ê) Series 2007-A Class AV4 0.461% due 03/25/37	6,789	3,171
New Century Home Equity Loan Trust (Ê) Series 2004-4 Class M2 0.761% due 02/25/35	2,100	1,405
Series 2006-1 Class M2 0.591% due 05/25/36	4,114	50
Nissan Auto Receivables Owner Trust Series 2008-A Class A3 3.890% due 08/15/11	302	305
Series 2009-A Class A3 3.200% due 02/15/13	1,915	1,972
Nissan Master Owner Trust Receivables (Ê)(Å) Series 2010-AA Class A 1.378% due 01/15/15	6,300	6,300
Option One Mortgage Loan Trust (Ê) Series 2003-2 Class M2 2.781% due 04/25/33	340	103
Series 2003-3 Class M3 3.231% due 06/25/33	180	41
Series 2003-4 Class M2 2.706% due 07/25/33	201	53
Series 2005-2 Class A5 0.561% due 05/25/35	1,353	1,316
Series 2005-4 Class A3 0.491% due 11/25/35	282	264
Series 2006-1 Class 2A2 0.361% due 01/25/36	41	41
Series 2007-1 Class 2A1 0.281% due 01/25/37	51	50
Series 2007-2 Class 3A1 0.321% due 03/25/37	362	351
Park Place Securities, Inc. (Ê) Series 2004-MCW Class A1 0.543% due 10/25/34	756	684
Series 2004-WHQ Class A3E 0.651% due 02/25/35	1,219	1,195
Series 2005-WCW Class M1 0.681% due 09/25/35	2,080	1,092
Series 2005-WHQ Class A2C 0.481% due 09/25/35	1,603	1,590
Series 2005-WHQ Class A2D 0.561% due 06/25/35	1,167	1,147
Popular ABS Mortgage Pass-Through Trust Series 2005-6 Class A3 5.680% due 01/25/36	1,542	1,430
Series 2005-6 Class A5 6.085% due 01/25/36	7,830	4,182
Providian Master Note Trust (Ê)(Þ) Series 2006-C1A Class C1 0.782% due 03/15/15	8,080	7,997
Renaissance Home Equity Loan Trust Series 2005-1 Class M1 5.357% due 05/25/35	817	347

Russell Strategic Bond Fund	87

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-2 Class AF4 4.934% due 08/25/35	815	665
Series 2005-4 Class A3 5.565% due 02/25/36	267	246
Series 2006-1 Class AF3 5.608% due 05/25/36	180	152
Series 2006-1 Class AF6 5.746% due 05/25/36	1,714	1,298
Series 2006-2 Class AF2 5.762% due 08/25/36	326	320
Series 2007-1 Class AF2 5.512% due 04/25/37	6,020	3,116
Series 2007-2 Class AF2 5.675% due 06/25/37	1,815	966
Residential Asset Mortgage Products, Inc. Series 2003-RS1 Class AI6A 5.980% due 12/25/33	1,251	1,046
Series 2005-RS2 Class AII3 (Ê) 0.581% due 02/25/35	1,419	1,373
Series 2007-RS2 Class A1 (Ê) 0.351% due 05/25/37	319	298
Residential Asset Securities Corp. Series 2001-KS3 Class AII (Ê) 0.691% due 09/25/31	155	100
Series 2003-KS2 Class MI1 4.800% due 04/25/33	1,231	493
Series 2003-KS2 Class MI3 6.100% due 04/25/33	545	133
Series 2003-KS4 Class AIIB (Ê) 0.811% due 06/25/33	264	133
Series 2005-AHL Class A2 (Ê) 0.501% due 07/25/35	1,627	1,549
Series 2005-KS5 Class M1 (Ê) 0.641% due 06/25/35	1,220	1,202
Series 2006-KS3 Class AI3 (Ê) 0.401% due 04/25/36	628	580
Series 2006-KS7 Class A2 (Ê) 0.331% due 09/25/36	310	299
Series 2007-KS3 Class AI1 (Ê) 0.341% due 04/25/37	151	149
Saxon Asset Securities Trust (Ê) Series 2005-4 Class A2C 0.481% due 11/25/37	1,767	1,712
SBI Heloc Trust (Ê)(Þ) Series 2006-1A Class 1A2A 0.401% due 08/25/36	116	111
Securitized Asset Backed Receivables LLC Trust (Ê) Series 2005-FR5 Class A1A 0.521% due 08/25/35	2,557	2,407
Series 2005-HE1 Class A1A (Þ) 0.531% due 10/25/35	1,354	1,333
Series 2006-HE1 Class M1 0.531% due 07/25/36	2,694	7
Series 2007-BR2 Class A2 0.461% due 02/25/37	4,166	1,911

	Principal Amount ($) or Shares	Market Value $
Series 2007-HE1 Class A2A 0.291% due 12/25/36	549	238
Series 2007-NC1 Class A2B 0.381% due 12/25/36	9,135	3,412
SG Mortgage Securities Trust (Ê) Series 2006-FRE Class A2B 0.411% due 02/25/36	2,218	1,107
Series 2006-OPT Class A3C 0.381% due 10/25/36	15,040	7,058
SLM Student Loan Trust (Ê) Series 2006-8 Class A2 0.249% due 10/25/16	995	994
Series 2007-3 Class A1 0.239% due 10/27/14	183	182
Series 2008-2 Class A1 0.549% due 01/25/15	118	118
Series 2008-7 Class A2 0.749% due 10/25/17	33,000	32,940
Small Business Administration Participation Certificates Series 2004-20F Class 1 5.520% due 06/01/24	244	260
Series 2005-20G Class 1 4.750% due 07/01/25	3,128	3,304
Soundview Home Equity Loan Trust (Ê) Series 2005-4 Class 2A3 0.461% due 03/25/36	212	210
Series 2005-OPT Class 2A3 0.491% due 12/25/35	4,311	3,317
Series 2006-EQ2 Class A3 0.391% due 01/25/37	17,529	7,251
Series 2006-OPT Class 2A4 0.471% due 07/25/36	3,325	1,247
Series 2006-OPT Class M3 0.551% due 07/25/36	2,121	20
Series 2007-NS1 Class A1 0.351% due 01/25/37	2,338	2,239
Series 2007-OPT Class 2A1 0.311% due 06/25/37	1,225	1,076
Series 2007-OPT Class 2A2 0.361% due 07/25/37	4,200	2,194
Specialty Underwriting & Residential Finance (Ê) Series 2005-BC3 Class A2C 0.601% due 06/25/36	5,687	5,649
Series 2005-BC4 Class A2B 0.461% due 09/25/36	1,265	1,190
Series 2006-AB2 Class A2B 0.331% due 06/25/37	5	5
Series 2006-BC3 Class M2 0.521% due 06/25/37	1,485	4
Series 2006-BC5 Class A2D 0.381% due 11/25/37	13,185	4,959
Structured Asset Investment Loan Trust (Ê) Series 2003-BC1 Class 3A 0.911% due 11/25/33	12	11

88	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2003-BC1 Class A2 0.911% due 01/25/33	3,904	3,079
Series 2006-BNC Class A2 0.271% due 09/25/36	149	148
Series 2006-BNC Class A3 0.381% due 09/25/36	13,040	7,131
Structured Asset Securities Corp. Series 2001-SB1 Class A2 3.375% due 08/25/31	640	516
Series 2005-2XS Class 1A2A 4.510% due 02/25/35	569	537
Series 2005-4XS Class 1A2B 4.670% due 03/25/35	192	172
Series 2005-GEL Class A (Ê) 0.581% due 12/25/34	265	258
Series 2006-BC3 Class A2 (Ê) 0.281% due 10/25/36	1,593	1,574
Series 2006-GEL Class A1 (Ê)(Þ) 0.371% due 11/25/35	1,213	1,180
Series 2006-WF2 Class A3 (Ê) 0.381% due 07/25/36	8,300	7,472
Series 2007-BC3 Class 2A2 (Ê) 0.371% due 05/25/47	14,428	8,811
USAA Auto Owner Trust Series 2006-2 Class A4 5.370% due 02/15/12	213	215
Washington Mutual Asset-Backed Certificates (Ê) Series 2006-HE5 Class 2A1 0.291% due 10/25/36	1,131	771
Series 2007-HE3 Class 2A1 0.321% due 05/25/37	885	794
Washington Mutual Master Note Trust (Ê)(Þ) Series 2006-C2A Class C2 0.732% due 08/15/15	90	89
Series 2007-C1 Class C1 0.632% due 05/15/14	810	808
Wells Fargo Home Equity Trust (Ê)(Å) Series 2005-3 Class AI1A 0.501% due 11/25/35	189	186
World Omni Auto Receivables Trust Series 2009-A Class A3 3.330% due 05/15/13	3,545	3,644

		728,825

Corporate Bonds and Notes - 19.9%
ACE Capital Trust II 9.700% due 04/01/30	1,425	1,688
AES Corp. (The)(Þ) 8.750% due 05/15/13	7,650	7,803
Aetna, Inc.(Ñ) 6.500% due 09/15/18	3,190	3,612
Agilent Technologies, Inc. 5.500% due 09/14/15	4,830	5,179

	Principal Amount ($) or Shares	Market Value $
Allied Waste NA, Inc. (Ñ) Series B 7.125% due 05/15/16	660	711
Allstate Life Global Funding Trusts 5.375% due 04/30/13	2,200	2,387
Alltel Corp. 7.000% due 07/01/12	1,955	2,184
6.800% due 05/01/29	2,465	2,701
7.875% due 07/01/32	910	1,105
Altria Group, Inc. 7.750% due 02/06/14 (Ñ)	4,360	5,019
9.700% due 11/10/18	2,075	2,599
10.200% due 02/06/39	1,580	2,127
American Airlines Pass Through Trust 2001-02 Series 01-2 6.978% due 10/01/12	912	907
American Airlines Pass Through Trust 2009-1A (Ñ) 10.375% due 07/02/19	4,966	5,636
American Express Bank FSB Series BKNT 5.500% due 04/16/13	700	749
6.000% due 09/13/17	600	638
American Express Centurion Bank Series BKN1 6.000% due 09/13/17	600	638
American Express Co. 7.000% due 03/19/18	400	449
8.125% due 05/20/19	500	605
American Express Credit Corp. 5.875% due 05/02/13 (Ñ)	2,000	2,168
Series C 7.300% due 08/20/13	915	1,040
American General Finance Corp. 6.900% due 12/15/17	800	584
American International Group, Inc. 5.050% due 10/01/15 (Ñ)	400	333
5.850% due 01/16/18 (Ñ)	9,970	8,004
6.250% due 03/15/87	3,700	2,164
Series WI (Ñ) 8.250% due 08/15/18	9,100	8,349
Americo Life, Inc. (Þ) 7.875% due 05/01/13	350	335
Ameriprise Financial, Inc. 7.518% due 06/01/66	10,115	9,508
AmerisourceBergen Corp. 5.875% due 09/15/15	15	17
Series WI 5.625% due 09/15/12	4,585	4,973
Amgen, Inc. (Ñ) 6.150% due 06/01/18	5,600	6,264
Amsouth Bank (Ñ) Series AI 4.850% due 04/01/13	1,360	1,304
Anadarko Petroleum Corp. 5.950% due 09/15/16	3,299	3,568

Russell Strategic Bond Fund	89

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Anglo American Capital PLC (Ñ)(Å) 9.375% due 04/08/14	1,075	1,302
Anheuser-Busch InBev Worldwide, Inc. (Þ) 7.200% due 01/15/14	2,100	2,401
4.125% due 01/15/15	8,990	9,238
7.750% due 01/15/19	28,435	33,727
5.375% due 01/15/20	5,400	5,538
Appalachian Power Co. Series O 5.650% due 08/15/12	980	1,064
Arizona Public Service Co. 5.800% due 06/30/14	1,675	1,823
6.250% due 08/01/16	1,350	1,469
8.750% due 03/01/19	1,250	1,521
AT&T Corp. 7.300% due 11/15/11	475	525
8.000% due 11/15/31 (Ñ)	3,040	3,757
AT&T, Inc. 4.950% due 01/15/13	100	108
4.850% due 02/15/14 (Ñ)	1,140	1,233
5.500% due 02/01/18 (Ñ)	100	106
6.300% due 01/15/38	3,325	3,396
6.400% due 05/15/38	3,375	3,483
Bank of America Capital Trust XV (Ê) 1.056% due 06/01/56	3,800	2,427
Bank of America Corp. 6.500% due 08/01/16	3,500	3,789
5.625% due 10/14/16	610	633
6.000% due 09/01/17	5,165	5,358
5.750% due 12/01/17	6,545	6,675
7.625% due 06/01/19 (Ñ)	3,275	3,747
Bank of America NA Series BKNT 0.534% due 06/15/16 (Ê)	3,100	2,811
0.554% due 06/15/17 (Ê)	4,175	3,735
6.100% due 06/15/17 (Ñ)	1,000	1,031
6.000% due 10/15/36 (Ñ)	500	478
BankAmerica Capital III (Ê) Series* 0.821% due 01/15/27	2,300	1,563
BankBoston Capital Trust III (Ê) 1.004% due 06/15/27	3,500	2,387
Barnett Capital III (Ê) 0.874% due 02/01/27	1,250	863
Baxter International, Inc. 4.000% due 03/01/14	1,180	1,239
BB&T Corp. 3.850% due 07/27/12	2,425	2,536
Bear Stearns Cos. LLC (The) 0.460% due 08/15/11 (Ê)	300	300
7.250% due 02/01/18	7,325	8,400
BellSouth Telecommunications, Inc. 7.000% due 12/01/95	2,865	2,924
Best Buy Co., Inc. 6.750% due 07/15/13	5,545	6,204
BNP Paribas Capital Trust (ƒ)(Å) 9.003% due 12/29/49	3,450	3,484

	Principal Amount ($) or Shares	Market Value $
Boardwalk Pipelines, LP 5.875% due 11/15/16	3,250	3,487
Boston Scientific Corp. 4.500% due 01/15/15	7,820	7,878
6.400% due 06/15/16	2,570	2,770
6.000% due 01/15/20	7,125	7,198
7.000% due 11/15/35	750	749
7.375% due 01/15/40	1,400	1,491
Buckeye Partners, LP (Ñ) 5.500% due 08/15/19	4,000	4,056
Burlington Northern and Santa Fe Railway Co. 2005-4 Pass Through Trust 4.967% due 04/01/23	195	211
Burlington Northern Santa Fe Corp. 6.875% due 12/01/27	160	177
6.750% due 03/15/29 (Ñ)	110	123
Capital One Financial Corp. (Ñ) 7.375% due 05/23/14	1,964	2,248
Capmark Financial Group, Inc. 7.800% due 05/10/17	3,445	967
7.375% due 05/10/49	1,000	280
CareFusion Corp. (Þ) 5.125% due 08/01/14	1,435	1,543
6.375% due 08/01/19	4,475	4,921
Carolina Power & Light Co. 6.500% due 07/15/12	105	116
5.300% due 01/15/19 (Ñ)	1,760	1,872
Catlin Insurance Co., Ltd. (ƒ)(Þ) 7.249% due 12/31/49	775	624
CC Holdings GS V LLC/Crown Castle GS III Corp. (Þ) 7.750% due 05/01/17	845	910
CEDC Finance Corp. International, Inc. (Ñ)(Þ) 9.125% due 12/01/16	1,750	1,838
Cellco Partnership / Verizon Wireless Capital LLC 8.500% due 11/15/18	5,280	6,662
Cemex Finance LLC (Ñ)(Þ) 9.500% due 12/14/16	4,340	4,416
Cenovus Energy, Inc. (Þ) 4.500% due 09/15/14	1,520	1,600
CenterPoint Energy Houston Electric LLC Series J2 5.700% due 03/15/13	605	654
CenterPoint Energy Resources Corp. 6.125% due 11/01/17	860	912
6.250% due 02/01/37	225	225
Series B 7.875% due 04/01/13	3,970	4,553
Charter Communications Operating LLC (Ñ)(Þ) 10.875% due 09/15/14	820	918
Chase Capital III (Ê) Series C 0.806% due 03/01/27	2,740	1,952
Chesapeake Energy Corp. 7.625% due 07/15/13	1,375	1,440

90	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

7.000% due 08/15/14	3,990	4,020
6.875% due 01/15/16 (Ñ)	840	827
CHS/Community Health Systems, Inc. Series WI 8.875% due 07/15/15	3,540	3,659
Chubb Corp. 6.375% due 03/29/67	2,450	2,352
Series 1 6.500% due 05/15/38	1,175	1,319
Citibank NA 1.875% due 06/04/12 (Ñ)	1,400	1,420
Series FXD 1.875% due 05/07/12	2,700	2,744
Citigroup Capital XXI 8.300% due 12/21/77	8,930	8,305
Citigroup Funding, Inc. 2.250% due 12/10/12	5,400	5,492
Citigroup, Inc. 2.125% due 04/30/12	2,700	2,754
5.500% due 08/27/12	2,500	2,639
5.625% due 08/27/12	2,835	2,976
5.300% due 10/17/12	1,000	1,053
5.500% due 04/11/13	7,900	8,298
5.850% due 07/02/13	700	740
6.375% due 08/12/14	4,150	4,404
5.000% due 09/15/14	6,525	6,386
0.529% due 11/05/14 (Ê)(Ñ)	3,000	2,736
6.010% due 01/15/15	13,085	13,618
4.700% due 05/29/15	350	350
5.850% due 08/02/16 (Ñ)	150	154
6.000% due 08/15/17	4,500	4,538
6.125% due 11/21/17	6,395	6,468
6.125% due 05/15/18 (Ñ)	200	201
8.500% due 05/22/19 (Ñ)	500	583
6.125% due 08/25/36	1,900	1,612
5.875% due 05/29/37	1,775	1,582
6.875% due 03/05/38	1,075	1,073
8.125% due 07/15/39	8,469	9,604
Columbus Southern Power Co. Series C 5.500% due 03/01/13	435	472
Comcast Cable Communications Holdings, Inc. 9.455% due 11/15/22	975	1,308
Comcast Cable Holdings LLC 9.800% due 02/01/12	1,660	1,891
Comcast Corp. 5.500% due 03/15/11	1,825	1,912
5.875% due 02/15/18 (Ñ)	300	320
6.500% due 11/15/35	3,380	3,528
6.450% due 03/15/37	300	310
Comcast Holdings Corp. 10.625% due 07/15/12	4,800	5,722
Commonwealth Edison Co. 6.150% due 09/15/17	1,435	1,600
5.800% due 03/15/18	2,175	2,356
6.950% due 07/15/18	400	440

	Principal Amount ($) or Shares	Market Value $
Series 100 5.875% due 02/01/33	1,275	1,302
Series 105 5.400% due 12/15/11	850	910
ConocoPhillips 6.000% due 01/15/20	5,000	5,592
Constellation Brands, Inc. (Ñ) Series B 8.125% due 01/15/12	2,200	2,200
Continental Airlines, Inc. 9.000% due 07/08/16	3,429	3,704
Series 01A2 (Ñ) 6.503% due 12/15/12	3,925	3,984
Series 071A 5.983% due 04/19/22	2,200	2,128
Series 2002-1 Class G2 6.563% due 08/15/13	4,180	4,081
Series A 7.250% due 11/10/19	2,000	2,040
Countrywide Financial Corp. 5.125% due 02/17/11	100	162
Series MTN 5.800% due 06/07/12	500	536
COX Communications, Inc. (Þ) 6.250% due 06/01/18	2,800	3,024
Credit Suisse USA, Inc. (Ñ) 5.500% due 08/15/13	380	420
4.875% due 01/15/15	1,200	1,273
Crown Castle Towers LLC (Å) 6.113% due 01/15/20	4,255	4,412
CSC Holdings LLC Series B (Ñ) 7.625% due 04/01/11	750	780
Series WI 6.750% due 04/15/12	85	88
CVS Caremark Corp. 6.125% due 09/15/39	4,790	4,741
CVS Pass-Through Trust (Þ) 7.507% due 01/10/32	3,370	3,632
DCP Midstream LLC 6.875% due 02/01/11	110	115
Delta Air Lines, Inc. 9.500% due 09/15/14 (Þ)	5,740	5,984
Series 00A1 7.379% due 11/18/11	291	291
Series 00A2 (Ñ) 7.570% due 05/18/12	9,445	9,610
Series 01A1 6.619% due 09/18/12	359	357
Series 01A2 7.111% due 03/18/13	750	758
Series 071A 6.821% due 02/10/24	2,727	2,665
Series A 7.750% due 12/17/19	4,000	4,210
Developers Diversified Realty Corp. 5.250% due 04/15/11	120	119
5.375% due 10/15/12	3,390	3,300

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Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

DirecTV Holdings LLC (Þ) 4.750% due 10/01/14	4,025	4,198
5.875% due 10/01/19	2,000	2,092
Discover Bank Series BKNT 8.700% due 11/18/19	3,225	3,522
Discover Financial Services 10.250% due 07/15/19	3,675	4,388
DISH DBS Corp. 7.125% due 02/01/16	2,000	2,005
Dolphin Energy, Ltd. (Þ) 5.888% due 06/15/19	4,455	4,455
Dominion Resources, Inc. Series 06-B 6.300% due 09/30/66	3,370	3,134
Dow Chemical Co. (The) 7.600% due 05/15/14	4,100	4,717
5.900% due 02/15/15	1,750	1,898
DPL, Inc. 6.875% due 09/01/11	2,116	2,288
Dynegy Roseton/Danskammer Pass Through Trust Series B Series B 7.670% due 11/08/16	6,600	6,534
E*Trade Financial Corp. 12.500% due 11/30/17	1,166	1,347
Series A (Ñ) Zero coupon due 08/31/19	1,680	2,484
Edison Mission Energy (Ñ) 7.000% due 05/15/17	8,070	6,375
El Paso Corp. 12.000% due 12/12/13	635	756
8.250% due 02/15/16	830	894
Series* (Ñ) 9.625% due 05/15/12	300	311
Series GMTN 8.050% due 10/15/30	300	300
El Paso Natural Gas Co. 7.500% due 11/15/26	1,425	1,568
Energy Future Holdings Corp. 10.875% due 11/01/17	2,125	1,679
Energy Transfer Partners, LP 5.950% due 02/01/15	3,900	4,224
9.700% due 03/15/19	1,150	1,463
Entergy Gulf States Louisiana LLC (Ñ) 6.000% due 05/01/18	2,645	2,856
Enterprise Products Operating LLC 5.900% due 04/15/13	1,425	1,552
6.650% due 04/15/18	3,625	4,008
5.250% due 01/31/20 (Ñ)	2,445	2,491
6.125% due 10/15/39	5,440	5,377
Series A 8.375% due 08/01/66	1,550	1,540
Series B 7.034% due 01/15/68	3,460	3,270
Express Scripts, Inc. (Ñ) 6.250% due 06/15/14	2,935	3,289

	Principal Amount ($) or Shares	Market Value $
Farmers Exchange Capital (Þ) 7.050% due 07/15/28	5,925	5,280
Farmers Insurance Exchange (Þ) 6.000% due 08/01/14	1,625	1,555
Federal Express Corp. 7.600% due 07/01/97	765	747
First Data Corp. 10.550% due 09/24/15	2,500	2,125
First Union Institutional Capital II 7.850% due 01/01/27	2,320	2,362
FirstEnergy Corp. Series B 6.450% due 11/15/11	187	202
Series C 7.375% due 11/15/31	2,655	2,988
Ford Motor Co. 7.125% due 11/15/25	100	83
6.375% due 02/01/29	100	77
Ford Motor Credit Co. LLC 7.375% due 02/01/11 (Ñ)	2,000	2,035
9.875% due 08/10/11	4,440	4,645
3.001% due 01/13/12 (Ê)(Ñ)	1,000	945
7.500% due 08/01/12 (Ñ)	2,025	2,051
8.125% due 01/15/20 (Ñ)	1,570	1,581
Fortune Brands, Inc. 3.000% due 06/01/12	4,880	4,876
FPL Energy Wind Funding LLC (Þ) 6.876% due 06/27/17	3,428	3,188
Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/17	3,900	4,241
General Electric Capital Corp. 2.800% due 01/08/13 (Ñ)	3,215	3,217
1.167% due 05/22/13 (Ê)	3,740	3,716
5.900% due 05/13/14 (Ñ)	5,000	5,452
0.450% due 01/08/16 (Ê)(Ñ)	1,200	1,103
5.500% due 01/08/20	9,625	9,532
5.875% due 01/14/38	4,155	3,847
6.375% due 11/15/67	27,500	24,166
Series EMTN (Ê) 0.399% due 03/20/14	2,000	1,861
Series GMTN 5.500% due 04/28/11 (Ñ)	400	421
2.000% due 09/28/12	10,900	11,043
2.625% due 12/28/12 (Ñ)	17,000	17,475
Series MTNA (Ê) 0.514% due 09/15/14	7,000	6,571
General Electric Co. 5.250% due 12/06/17	2,390	2,496
GlaxoSmithKline Capital, Inc. 4.850% due 05/15/13	6,900	7,495
GMAC, Inc. 6.875% due 09/15/11 (Ñ)	7,600	7,584
6.875% due 08/28/12	1,900	1,874
7.500% due 12/31/13	10,450	10,398
Series* 7.250% due 03/02/11 (Å)	5,375	5,415
6.875% due 09/15/11 (Å)	1,315	1,315
8.000% due 11/01/31	2,157	2,065

92	Russell Strategic Bond Fund

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Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Goldman Sachs Group, Inc. (The) 1.029% due 12/05/11 (Ê)	12,230	12,425
0.458% due 02/06/12 (Ê)	1,700	1,692
6.000% due 05/01/14 (Ñ)	2,000	2,191
5.125% due 01/15/15	4,403	4,636
0.701% due 03/22/16 (Ê)	1,300	1,221
5.625% due 01/15/17	9,301	9,539
6.250% due 09/01/17 (Ñ)	7,900	8,504
7.500% due 02/15/19 (Ñ)	7,230	8,380
6.750% due 10/01/37	14,320	14,159
Goodyear Tire & Rubber Co. (The) (Ñ) 8.625% due 12/01/11	850	880
9.000% due 07/01/15	750	773
10.500% due 05/15/16	1,920	2,083
Hanger Orthopedic Group, Inc. 10.250% due 06/01/14	2,050	2,183
Hasbro, Inc. 6.125% due 05/15/14	2,225	2,440
6.300% due 09/15/17	1,330	1,434
HCA, Inc. 8.500% due 04/15/19 (Þ)	3,480	3,680
7.875% due 02/15/20 (Þ)	5,335	5,482
Series WI 9.125% due 11/15/14	1,750	1,824
HCP, Inc. 5.950% due 09/15/11	6,845	7,188
Health Net, Inc. 6.375% due 06/01/17	1,775	1,589
Healthsouth Corp. 10.750% due 06/15/16	2,975	3,220
Historic TW, Inc. 8.050% due 01/15/16	2,900	3,249
HRPT Properties Trust 5.750% due 02/15/14	2,710	2,747
HUB International Holdings, Inc. (Þ) 10.250% due 06/15/15	6,180	5,794
Humana, Inc. 8.150% due 06/15/38	3,226	3,388
Indiantown Cogeneration, LP Series A-10 9.770% due 12/15/20	2,890	3,133
International Business Machines Corp. 5.700% due 09/14/17	600	666
International Lease Finance Corp. 4.950% due 02/01/11	1,775	1,672
5.450% due 03/24/11	2,370	2,236
5.750% due 06/15/11	9,150	8,577
International Paper Co. 7.950% due 06/15/18	1,475	1,709
7.500% due 08/15/21	3,575	4,058
7.300% due 11/15/39	3,560	3,839
Jabil Circuit, Inc. 7.750% due 07/15/16	2,360	2,513
JBS USA LLC/JBS USA Finance, Inc. (Þ) 11.625% due 05/01/14	750	844
Jersey Central Power & Light Co. 5.625% due 05/01/16	1,515	1,598

	Principal Amount ($) or Shares	Market Value $
JPMorgan Chase & Co. 5.600% due 06/01/11	235	249
5.375% due 01/15/14 (Ñ)	2,565	2,753
5.150% due 10/01/15 (Ñ)	3,950	4,215
6.000% due 01/15/18	9,100	9,832
6.300% due 04/23/19 (Ñ)	3,535	3,909
6.400% due 05/15/38	1,663	1,803
Series 1 (Æ)(ƒ) 7.900% due 04/29/49	9,575	9,808
JPMorgan Chase Bank NA Series AI (Þ) 5.875% due 06/13/16	240	255
Series BKNT 6.000% due 10/01/17	4,800	5,151
JPMorgan Chase Capital XIII (Ê) Series M 1.201% due 09/30/34	6,050	4,269
JPMorgan Chase Capital XX (Ñ) Series T 6.550% due 09/15/66	300	283
JPMorgan Chase Capital XXI (Ê) Series U 1.199% due 01/15/87	455	318
JPMorgan Chase Capital XXII Series V 6.450% due 01/15/87	1,100	1,026
JPMorgan Chase Capital XXIII (Ê) 1.250% due 05/15/77	8,880	6,219
Kansas City Southern de Mexico SA de CV (Å) 8.000% due 02/01/18	1,800	1,773
Kansas City Southern Railway (Ñ) 13.000% due 12/15/13	1,500	1,755
KCP&L Greater Missouri Operations Co. 11.875% due 07/01/12	7,475	8,788
Kraft Foods, Inc. 6.125% due 02/01/18	1,000	1,071
6.125% due 08/23/18	2,550	2,740
Kroger Co. (The)(Ñ) 3.900% due 10/01/15	2,295	2,340
L-3 Communications Corp. Series B 6.375% due 10/15/15	1,750	1,772
LaBranche & Co., Inc. 11.000% due 05/15/12	2,015	2,070
Lehman Brothers Holdings, Inc. (Æ)(Ø) Zero coupon due 07/18/11	900	186
6.625% due 01/18/12	770	161
6.200% due 09/26/14	1,000	209
6.875% due 05/02/18	1,365	300
Zero coupon due 09/27/27	1,260	263
Liberty Mutual Group, Inc. 7.000% due 03/07/67 (Þ)	6,925	5,567
7.800% due 03/07/87 (Å)	11,335	9,748
Lincoln National Corp. 6.200% due 12/15/11	285	298
Lorillard Tobacco Co. 8.125% due 06/23/19	11,176	12,263

Russell Strategic Bond Fund	93

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Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Lubrizol Corp. 8.875% due 02/01/19	4,500	5,672
MacDermid, Inc. (Þ) 9.500% due 04/15/17	3,870	3,909
Macquarie Bank, Ltd. (Þ) 3.300% due 07/17/14	16,100	16,497
Magellan Midstream Partners, LP (Ñ) 6.550% due 07/15/19	3,700	4,125
Manufacturers & Traders Trust Co. 5.585% due 12/28/20	745	658
Marathon Oil Corp. (Ñ) 6.500% due 02/15/14	1,475	1,660
Massey Energy Co. 3.250% due 08/01/15	7,630	6,705
Max USA Holdings, Ltd. (Þ) 7.200% due 04/14/17	2,485	2,580
MBNA Capital B (Ê) Series B 1.049% due 02/01/27	2,855	1,950
MBNA Corp. 6.125% due 03/01/13	2,000	2,154
Medco Health Solutions, Inc. 6.125% due 03/15/13 (Ñ)	500	546
7.250% due 08/15/13	4,552	5,194
Medtronic, Inc. (Ñ) 4.500% due 03/15/14	475	509
Merrill Lynch & Co., Inc. 0.449% due 07/25/11 (Ê)(Ñ)	1,600	1,587
6.050% due 08/15/12	6,800	7,347
5.450% due 02/05/13	2,975	3,166
6.150% due 04/25/13	3,505	3,792
6.050% due 05/16/16	3,575	3,647
6.400% due 08/28/17	2,625	2,747
6.875% due 04/25/18	12,490	13,484
6.220% due 09/15/26	1,525	1,464
7.750% due 05/14/38	1,500	1,650
MetLife Capital Trust X (Þ) 9.250% due 04/08/38	1,500	1,680
MetLife, Inc. 6.125% due 12/01/11 (Ñ)	2,870	3,107
6.400% due 12/15/66	2,200	1,936
Metropolitan Life Global Funding I (Þ) 5.125% due 06/10/14	3,000	3,214
MGM Mirage (Þ) 10.375% due 05/15/14	1,620	1,778
Midamerican Funding LLC 6.750% due 03/01/11	1,200	1,251
Mirant Mid Atlantic Pass Through Trust A Series A 8.625% due 06/30/12	3,046	3,138
Monsanto Co. (Ñ) 5.125% due 04/15/18	5,000	5,332
Morgan Stanley 1.048% due 03/01/13 (Ê)	2,100	2,769
5.375% due 10/15/15	7,000	7,395
0.701% due 10/18/16 (Ê)	5,505	5,043
5.450% due 01/09/17	2,425	2,510
6.250% due 08/28/17	1,300	1,386
5.950% due 12/28/17	2,350	2,450

	Principal Amount ($) or Shares	Market Value $
6.625% due 04/01/18	9,670	10,574
5.625% due 09/23/19	3,900	3,936
Series GMTN 5.750% due 08/31/12	1,950	2,115
0.549% due 01/09/14 (Ê)	3,950	3,791
4.100% due 01/26/15	4,605	4,581
National City Bank (Ê) Series BKNT 0.625% due 06/07/17	7,200	6,394
National City Bank of Kentucky Series BKNT 6.300% due 02/15/11	705	728
National City Corp. (Ñ) 4.000% due 02/01/11	3,800	3,857
Nationwide Financial Services 6.250% due 11/15/11	660	706
Nationwide Mutual Insurance Co. (Þ) 5.810% due 12/15/24	7,970	6,748
7.875% due 04/01/33	2,092	2,017
Navistar International Corp. 8.250% due 11/01/21	2,795	2,823
NB Capital Trust IV 8.250% due 04/15/27	701	685
Nevada Power Co. 7.125% due 03/15/19	1,425	1,632
Series L 5.875% due 01/15/15	725	790
Series O 6.500% due 05/15/18	450	495
News America Holdings, Inc. 9.250% due 02/01/13	25	29
7.900% due 12/01/95	715	805
8.250% due 10/17/96	240	271
News America, Inc. (Ñ) 6.900% due 03/01/19	4,295	4,926
NII Capital Corp. (Þ) 10.000% due 08/15/16	7,050	7,367
Nisource Finance Corp. 10.750% due 03/15/16	1,325	1,695
6.400% due 03/15/18	2,180	2,322
Northrop Grumman Corp. (Ñ) 3.700% due 08/01/14	760	784
NuStar Logistics, LP 6.050% due 03/15/13	3,607	3,903
Ohio Power Co. Series F 5.500% due 02/15/13	285	310
Oncor Electric Delivery Co. LLC 6.800% due 09/01/18	5,510	6,191
Pacific Gas & Electric Co. 6.250% due 12/01/13	1,375	1,542
Panhandle Eastern Pipeline Co., LP 8.125% due 06/01/19	3,542	4,225
Peabody Energy Corp. 7.875% due 11/01/26	500	516
Philip Morris International, Inc. 6.875% due 03/17/14	3,980	4,589
5.650% due 05/16/18 (Ñ)	3,840	4,093

94	Russell Strategic Bond Fund

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Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Phoenix Life Insurance Co. (Þ) 7.150% due 12/15/34	550	264
PNC Bank NA Series BKNT 6.875% due 04/01/18	2,400	2,674
Polo Ralph Lauren Corp. 4.500% due 10/04/13	2,050	2,905
Princeton University (Ñ) 4.950% due 03/01/19	1,160	1,225
Principal Life Income Funding Trusts 5.300% due 04/24/13	400	427
Progress Energy, Inc. 7.050% due 03/15/19	2,550	2,897
7.750% due 03/01/31	275	326
ProLogis 1.875% due 11/15/37	2,550	2,273
Prudential Financial, Inc. 3.875% due 01/14/15	5,675	5,720
Prudential Holdings LLC 8.695% due 12/18/23 (Þ)	5,600	6,087
Series FSA (Ê)(Þ) 1.488% due 12/18/17	3,500	2,930
Public Service Co. of New Mexico 7.950% due 05/15/18	3,320	3,509
Puget Sound Energy, Inc. Series A 6.974% due 06/01/67	1,500	1,338
QVC, Inc. (Þ) 7.500% due 10/01/19	2,200	2,255
Qwest Capital Funding, Inc. 7.250% due 02/15/11	2,125	2,162
Qwest Communications International, Inc. Series* 7.250% due 02/15/11	4,570	4,570
Qwest Corp. 7.875% due 09/01/11	6,750	7,071
7.625% due 06/15/15	1,000	1,058
8.375% due 05/01/16 (Ñ)	2,625	2,874
Rabobank Capital Funding II (ƒ)(Þ) 5.260% due 12/31/49	420	384
Reed Elsevier Capital, Inc. 7.750% due 01/15/14	3,140	3,638
Reliant Energy Mid-Atlantic Power Holdings LLC Series B 9.237% due 07/02/17	3,663	3,910
Rohm and Haas Co. 6.000% due 09/15/17	100	105
Roper Industries, Inc. (Ñ) 6.250% due 09/01/19	1,245	1,327
Sabine Pass LNG, LP (Ñ) 7.250% due 11/30/13	8,590	8,032
Sealy Mattress Co. (Þ) 10.875% due 04/15/16	250	280
Simon Property Group, LP 5.300% due 05/30/13	3,720	3,980
6.100% due 05/01/16	1,955	2,101
10.350% due 04/01/19	1,250	1,628
5.650% due 02/01/20	2,800	2,802

	Principal Amount ($) or Shares	Market Value $
SLM Corp. 5.400% due 10/25/11	1,450	1,434
5.125% due 08/27/12	1,150	1,093
South Carolina Electric & Gas Co. 6.500% due 11/01/18	1,240	1,441
Southern Copper Corp. 6.375% due 07/27/15 (Ñ)	1,220	1,300
7.500% due 07/27/35	6,715	6,785
Southern Union Co. 7.200% due 11/01/66	8,940	7,957
Sprint Capital Corp. 8.375% due 03/15/12	1,250	1,272
6.875% due 11/15/28	2,630	2,065
Staples, Inc. 7.750% due 04/01/11	2,005	2,152
9.750% due 01/15/14 (Ñ)	3,695	4,507
Structured Asset Mortgage Investments, Inc. (Ê) Series 2006-AR5 Class 1A2 0.491% due 05/25/46	588	164
Symetra Financial Corp. 6.125% due 04/01/16 (Å)	1,200	1,165
8.300% due 10/15/37 (Þ)	3,430	2,813
Target Corp. 7.000% due 01/15/38	100	115
TD Ameritrade Holding Corp. 4.150% due 12/01/14	8,770	8,810
Tennessee Gas Pipeline Co. 8.000% due 02/01/16	3,305	3,850
7.000% due 10/15/28	850	924
8.375% due 06/15/32	1,250	1,523
Texas Competitive Electric Holdings Co. LLC (Ñ) 10.500% due 11/01/16	5,492	3,955
Textron, Inc. (Ñ) 6.200% due 03/15/15	3,235	3,438
7.250% due 10/01/19	1,795	1,959
Time Warner Cable, Inc. 8.250% due 02/14/14	1,560	1,853
5.000% due 02/01/20	4,690	4,579
Time Warner Entertainment Co., LP Series* 8.375% due 03/15/23	1,176	1,443
Time Warner, Inc. 5.500% due 11/15/11	1,015	1,084
Timken Co. (Ñ) 6.000% due 09/15/14	2,440	2,627
Transatlantic Holdings, Inc. 8.000% due 11/30/39	2,350	2,391
UBS Preferred Funding Trust V (ƒ) Series 1 6.243% due 05/29/49	3,600	2,983
Union Electric Co. 6.400% due 06/15/17	3,145	3,483
United Air Lines, Inc. 10.400% due 05/01/18	600	647

Russell Strategic Bond Fund	95

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Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

United Rentals NA, Inc. 6.500% due 02/15/12	1,000	1,000
UnitedHealth Group, Inc. 5.250% due 03/15/11	20	21
4.875% due 02/15/13	400	427
6.000% due 06/15/17	930	1,017
Series WI 6.500% due 06/15/37	675	718
US Bank National Associtaion 4.375% due 02/28/17	1,800	2,444
US Central Federal Credit Union 1.900% due 10/19/12	4,500	4,540
USB Capital IX (ƒ) 6.189% due 10/29/49	300	249
USB Realty Corp. (ƒ)(Þ) 6.091% due 12/29/49	5,500	4,221
Valero Energy Corp. 9.375% due 03/15/19 (Ñ)	4,185	5,097
10.500% due 03/15/39	1,160	1,557
Verizon Communications, Inc. 5.250% due 04/15/13	300	328
8.750% due 11/01/18	2,670	3,370
6.350% due 04/01/19	2,270	2,512
8.950% due 03/01/39	1,370	1,868
Viacom, Inc. 6.250% due 04/30/16	5,150	5,758
Wachovia Bank NA Series BKNT 6.600% due 01/15/38	6,170	6,530
Wachovia Capital Trust III (ƒ) 5.800% due 03/29/49	8,235	6,366
Wachovia Corp. 0.381% due 10/15/11 (Ê)	3,800	3,772
5.500% due 05/01/13	3,150	3,415
5.625% due 10/15/16	100	104
5.750% due 02/01/18	1,200	1,264
Series* (Ê) 0.589% due 10/28/15	2,000	1,837
Waste Management, Inc. (Ñ) 6.375% due 03/11/15	1,185	1,340
WCI Finance LLC / WEA Finance LLC (Þ) 5.400% due 10/01/12	1,103	1,178
WEA Finance LLC / WT Finance Aust Pty, Ltd. (Þ) 7.500% due 06/02/14	3,870	4,415
6.750% due 09/02/19	1,300	1,414
Wells Fargo & Co. 0.449% due 10/28/15 (Ê)(Ñ)	7,200	6,770
5.625% due 12/11/17 (Ñ)	3,320	3,490
Series K (ƒ) 7.980% due 03/29/49	20,000	20,200
Wells Fargo Capital XV (ƒ)(Ñ) 9.750% due 12/31/49	3,585	3,818
Westpac Banking Corp. (Ñ)(Å) 1.900% due 12/14/12	11,400	11,410
Whirlpool Corp. 8.000% due 05/01/12	175	193
8.600% due 05/01/14 (Ñ)	1,125	1,299

	Principal Amount ($) or Shares	Market Value $
Williams Cos., Inc. 7.125% due 09/01/11	1,625	1,779
7.625% due 07/15/19 (Ñ)	2,300	2,760
Williams Cos., Inc. (The) 7.875% due 09/01/21	4,742	5,738
7.750% due 06/15/31	1,340	1,530
Series WI 8.750% due 01/15/20	5,340	6,862
Wind Acquisition Finance SA (Þ) 11.750% due 07/15/17	1,900	2,066
Windstream Corp. (Ñ) Series WI 8.625% due 08/01/16	500	513
WMG Acquisition Corp. 7.375% due 04/15/14 (Ñ)	1,575	1,528
9.500% due 06/15/16 (Þ)	675	724
XTO Energy, Inc. 6.500% due 12/15/18	5,250	6,027
Yum! Brands, Inc. 8.875% due 04/15/11	460	497
4.250% due 09/15/15 (Ñ)	2,500	2,569
5.300% due 09/15/19 (Ñ)	2,530	2,615
ZFS Finance USA Trust I (Þ) 6.500% due 05/09/37	1,910	1,700
5.875% due 05/09/62	1,983	1,694
6.150% due 12/15/65	5,475	5,229
ZFS Finance USA Trust II (Þ) 6.450% due 12/15/65	5,205	4,684

		1,534,073

International Debt - 8.8%
Achmea Hypotheekbank NV (Þ) 3.200% due 11/03/14	13,600	13,793
Anglo American Capital PLC (Þ) 9.375% due 04/08/19	1,400	1,797
ANZ National International, Ltd. (Þ) 6.200% due 07/19/13	5,000	5,576
ArcelorMittal 9.000% due 02/15/15 (Ñ)	2,150	2,602
9.850% due 06/01/19	2,110	2,680
Series WI 6.125% due 06/01/18	3,425	3,564
ArcelorMittal USA Partnership 9.750% due 04/01/14	2,581	2,705
Aspen Insurance Holdings, Ltd. 6.000% due 08/15/14	275	292
AstraZeneca PLC 5.900% due 09/15/17 (Ñ)	1,100	1,235
6.450% due 09/15/37	900	1,013
AXA SA (ƒ)(Þ) 6.463% due 12/14/18	400	315
Bank of Tokyo-Mitsubishi UFJ, Ltd. (Å) 3.850% due 01/22/15	3,300	3,348
Barclays Bank PLC 5.450% due 09/12/12	19,100	20,746
6.050% due 12/04/17 (Þ)	2,700	2,792

96	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

6.750% due 05/22/19	5,500	6,141
7.375% due 06/29/49 (ƒ)(Þ)	3,075	2,891
BAT International Finance PLC (Þ) 9.500% due 11/15/18	2,100	2,711
BNP Paribas (ƒ)(Þ) 5.186% due 06/29/49	600	534
BP Capital Markets PLC (Ñ) 4.750% due 03/10/19	1,115	1,155
British Telecommunications PLC 9.625% due 12/15/30	1,660	2,126
C10 Capital SPV, Ltd. (ƒ)(Þ) 6.722% due 12/31/49	1,800	1,275
Canadian Natural Resources, Ltd. 5.150% due 02/01/13	1,575	1,701
5.700% due 05/15/17	150	162
5.850% due 02/01/35	100	99
6.500% due 02/15/37	425	456
6.250% due 03/15/38	125	132
Catalyst Paper Corp. Series D 8.625% due 06/15/11	6,000	5,205
CBA Capital Trust II (ƒ)(Ñ)(Þ) 6.024% due 03/29/49	3,700	3,199
CDP Financial, Inc. (Þ) 5.600% due 11/25/39	6,700	6,653
CODELCO Inc. (Þ) 7.500% due 01/15/19	1,900	2,301
6.150% due 10/24/36	100	105
Covidien International Finance SA (Ñ) 5.450% due 10/15/12	795	875
6.000% due 10/15/17	1,915	2,111
Credit Agricole SA (ƒ)(Þ) 8.375% due 10/29/49	1,650	1,782
Credit Suisse AG 5.400% due 01/14/20	6,240	6,232
Credit Suisse Guernsey, Ltd. (Ê)(ƒ) Series 1 0.940% due 05/29/49	3,595	2,687
Credit Suisse NY 5.000% due 05/15/13	4,700	5,066
5.500% due 05/01/14 (Ñ)	3,000	3,279
6.000% due 02/15/18	2,880	3,041
5.300% due 08/13/19	640	658
Deutsche Bank AG (Ñ) 6.000% due 09/01/17	5,800	6,446
Dexia Credit Local 0.899% due 09/23/11 (Ê)(Þ)	3,000	3,024
2.750% due 01/10/14 (Å)	7,200	7,266
Digicel Group, Ltd. (Ñ)(Þ) 9.125% due 01/15/15	5,295	5,216
DP World, Ltd. (Þ) 6.850% due 07/02/37	5,325	4,150
Electricite De France (Þ) 5.500% due 01/26/14	1,700	1,878
6.500% due 01/26/19 (Ñ)	1,700	1,928
6.950% due 01/26/39	1,700	1,981
Endurance Specialty Holdings, Ltd. 6.150% due 10/15/15	675	717
7.000% due 07/15/34	1,775	1,677

	Principal Amount ($) or Shares	Market Value $
Enel Finance International SA (Þ) 3.875% due 10/07/14	4,850	4,949
6.250% due 09/15/17	1,500	1,646
5.125% due 10/07/19	9,480	9,606
6.000% due 10/07/39	3,015	3,011
European Investment Bank 3.000% due 04/08/14	6,300	6,473
Export-Import Bank of China (Þ) 4.875% due 07/21/15	300	319
Export-Import Bank of Korea 5.875% due 01/14/15	2,765	2,969
France Telecom SA 4.375% due 07/08/14	1,840	1,948
Galaxy Entertainment Finance Co., Ltd. (Þ) 9.875% due 12/15/12	5,510	5,648
Gaz Capital SA 7.343% due 04/11/13 (Þ)	600	632
8.125% due 07/31/14 (Ñ)(Å)	4,865	5,285
8.146% due 04/11/18 (Þ)	2,600	2,821
Series REGS 8.625% due 04/28/34	17,900	19,936
Gerdau Holdings, Inc. (Ñ)(Þ) 7.000% due 01/20/20	5,750	5,779
HBOS PLC (Þ) 6.750% due 05/21/18	9,920	9,698
HSBC Holdings PLC 6.500% due 05/02/36	700	740
6.500% due 09/15/37	1,200	1,255
6.800% due 06/01/38	1,375	1,496
Israel Government AID Bond 5.500% due 09/18/33	6,000	6,236
Kansas City Southern de Mexico SA de CV 12.500% due 04/01/16	2,800	3,273
Korea Electric Power Corp. (Þ) 5.125% due 04/23/34	485	519
Kreditanstalt fuer Wiederaufbau (Ñ) 1.875% due 01/14/13	13,600	13,672
Landwirtschaftliche Rentenbank 5.250% due 07/02/12	10,700	11,682
1.875% due 09/24/12	13,500	13,620
4.875% due 01/10/14	14,600	15,895
LBG Capital No. 1 PLC (Å) 8.500% due 12/29/49	300	249
LeasePlan Corp. NV (Þ) 3.000% due 05/07/12	7,500	7,725
Lloyds TSB Bank PLC (Å) 4.375% due 01/12/15	4,450	4,424
12.000% due 12/29/49 (ƒ)	8,700	9,643
Mexico Government International Bond 6.050% due 01/11/40	4,660	4,485
Montpelier Re Holdings, Ltd. 6.125% due 08/15/13	5,725	5,939
MUFG Capital Finance 1, Ltd. (ƒ) 6.346% due 07/29/49	4,050	3,920
National Australia Bank, Ltd. (Þ) 5.350% due 06/12/13	6,725	7,312

Russell Strategic Bond Fund	97

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Norske Skogindustrier ASA (Þ) 6.125% due 10/15/15	2,525	1,622
7.125% due 10/15/33	5,400	2,889
PE Paper Escrow GmbH (Ñ)(Þ) 12.000% due 08/01/14	600	663
Peruvian Government International Bond 7.125% due 03/30/19	2,500	2,825
Petro-Canada 6.050% due 05/15/18	1,350	1,471
Petrobras International Finance Co. 5.750% due 01/20/20	2,755	2,724
6.875% due 01/20/40 (Ñ)	5,185	5,215
Petroleos Mexicanos 8.000% due 05/03/19	4,400	5,016
6.000% due 03/05/20 (Å)	3,490	3,457
Petroleum Co. of Trinidad & Tobago, Ltd. Series REGS 9.750% due 08/14/19	870	981
Petroleum Export, Ltd. (Þ) 5.265% due 06/15/11	131	130
Province of Ontario Canada 4.100% due 06/16/14	6,000	6,362
Qatar Government International Bond (Þ) 5.250% due 01/20/20	9,850	9,887
6.400% due 01/20/40 (Ñ)	4,570	4,536
Rabobank Nederland NV (ƒ)(Þ) 11.000% due 06/29/49	3,067	3,918
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Þ) 5.298% due 09/30/20	5,035	5,067
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Þ) 5.838% due 09/30/27	300	301
Reliance Industries, Ltd. (Þ) 10.250% due 01/15/97	1,000	1,025
Republic of Indonesia (Þ) 5.875% due 03/13/20	4,380	4,440
Republic of the Philippines 6.375% due 10/23/34	500	471
Resona Bank, Ltd. (ƒ)(Þ) 5.850% due 09/29/49	4,805	4,433
Resona Preferred Global Securities Cayman, Ltd. (ƒ)(Þ) 7.191% due 12/29/49	9,905	9,203
Rio Tinto Finance USA, Ltd. 5.875% due 07/15/13	9,985	10,889
Royal Bank of Scotland Group PLC 1.500% due 03/30/12 (Å)	18,000	18,019
Series 1 (ƒ) 9.118% due 03/31/49	2,300	1,978
Royal Bank of Scotland PLC (The) (Þ) 3.000% due 12/09/11 (Ñ)	24,800	25,596
2.625% due 05/11/12	6,070	6,211
4.875% due 08/25/14 (Ñ)	4,075	4,182
Santander Perpetual SA Unipersonal (ƒ)(Þ) 6.671% due 10/29/49	3,800	3,603
SMFG Preferred Capital USD 1, Ltd. (ƒ)(Þ) 6.078% due 01/29/49	1,200	1,142

	Principal Amount ($) or Shares	Market Value $
Societe Financement de l’Economie Francaise (Þ) 2.375% due 03/26/12	15,800	16,144
0.451% due 07/16/12 (Ê)	2,000	2,010
3.375% due 05/05/14	9,700	10,065
2.875% due 09/22/14	20,100	20,333
Standard Chartered PLC (Þ) 5.500% due 11/18/14	500	539
State of Qatar 5.150% due 04/09/14	610	642
Suncor Energy, Inc. 6.100% due 06/01/18	3,445	3,764
5.950% due 12/01/34	1,920	1,943
Swedbank AB (Ñ)(Þ) 2.900% due 01/14/13	5,000	5,142
Swedish Housing Finance Corp. (Þ) 3.125% due 03/23/12	9,600	9,827
Swiss Re Capital I, LP (ƒ)(Þ) 6.854% due 05/29/49	925	795
Systems 2001 AT LLC (Þ) 7.156% due 12/15/11	266	277
Telecom Italia Capital SA 0.861% due 07/18/11 (Ê)	1,600	1,596
6.200% due 07/18/11	1,810	1,924
6.999% due 06/04/18	2,615	2,900
7.721% due 06/04/38	2,845	3,248
Telefonica Emisiones SAU 5.984% due 06/20/11	1,610	1,709
6.421% due 06/20/16	1,130	1,274
Temasek Financial I, Ltd. (Þ) 4.300% due 10/25/19	1,200	1,180
Thomson Reuters Corp. 6.500% due 07/15/18	750	854
TNK-BP Finance SA 6.125% due 03/20/12 (Þ)	500	513
7.250% due 02/02/20 (Å)	3,435	3,384
7.500% due 07/18/16 (Þ)	4,010	4,130
TransCanada PipeLines, Ltd. 6.350% due 05/15/67	3,175	3,014
TransCapitalInvest, Ltd. for OJSC AK Transneft (Þ) 8.700% due 08/07/18	1,000	1,155
Transocean, Inc. 5.250% due 03/15/13 (Ñ)	1,400	1,507
6.000% due 03/15/18	3,320	3,595
Tyco Electronics Group SA 6.000% due 10/01/12	4,160	4,510
6.550% due 10/01/17	5,390	5,859
7.125% due 10/01/37	2,990	3,278
Tyco International Finance SA 8.500% due 01/15/19	1,390	1,743
UBS AG 5.850% due 12/31/17	4,690	1,170
Series DPNT 5.875% due 12/20/17 (Ñ)	2,000	2,110
5.750% due 04/25/18	300	314

98	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

UBS Luxembourg SA for OJSC Vimpel Communications Series REGS 8.250% due 05/23/16	300	314
UPC Germany GmbH (Þ) 8.125% due 12/01/17	3,000	3,030
Vale Overseas, Ltd. 6.250% due 01/23/17 (Ñ)	200	212
6.875% due 11/21/36	200	206
6.875% due 11/10/39 (Ñ)	4,495	4,590
VIP Finance Ireland, Ltd. for OJSC Vimpel Communications Series REGS 9.125% due 04/30/18	700	756
Virgin Media Finance PLC (Ñ) Series $ 8.750% due 04/15/14	200	206
Volvo Treasury AB (Þ) 5.950% due 04/01/15	5,504	5,829
Weatherford International, Ltd. 9.625% due 03/01/19	1,625	2,063
9.875% due 03/01/39 (Ñ)	620	834
Westpac Banking Corp. 3.250% due 12/16/11 (Å)	9,600	9,955
4.875% due 11/19/19	10,350	10,298
White Mountains Re Group, Ltd. (ƒ)(Þ) 7.506% due 05/29/49	10,100	8,609
WPP Finance UK 8.000% due 09/15/14	3,345	3,834
WT Finance Aust Pty, Ltd. / Westfield Capital / WEA Finance LLC (Þ) 5.125% due 11/15/14	925	974
XL Capital, Ltd. (ƒ)(Ñ) Series E 6.500% due 12/31/49	7,250	5,510
Xstrata Canada Corp. 6.000% due 10/15/15	1,050	1,136

		681,183

Loan Agreements - 0.6%
Adam Aircraft Term Loan (Ø)(Å) 15.130% due 05/01/12	760	8
AWAS, Second Lien Term Loan 6.250% due 03/21/13	715	660
Douglas Dynamics Term Loan 2.481% due 05/21/13	2,237	2,102
Energy Future Holdings Corp., Term Loan B 3.751% due 10/10/14	65	53
Energy Future Holdings Corp., Term Loan B2 3.731% due 10/10/14	6,271	5,101
First Data Corp., Term Loan B 2.981% due 09/24/14	3,261	2,818
2.999% due 09/24/14	99	86
3.001% due 09/24/14	177	153

	Principal Amount ($) or Shares	Market Value $
Ford Motor Co. Term Loan 3.240% due 12/15/13	679	636
3.260% due 12/15/13	11,061	10,354
HCA, Inc. Term Loan A 1.751% due 11/18/12	6,425	6,102
HCA, Inc., Term Loan B 2.500% due 12/30/13	4,091	3,902
Kelson Holdings, Inc., First Lien Term Loan 3.501% due 03/08/13	10,500	10,262
Newsday Corp. Fixed Rate Term Loan 10.500% due 07/09/13	3,625	3,851
Supermedia, Inc. Term Loan 11.000% due 12/31/15	2,386	1,236
United Airlines, Inc. Term Loan B 2.250% due 02/01/14	1,257	1,016

		48,340

Mortgage-Backed Securities - 40.8%
Adjustable Rate Mortgage Trust (Ê) Series 2005-1 Class 5A2 0.561% due 05/25/35	379	311
Series 2005-3 Class 8A2 0.471% due 07/25/35	900	754
Alliance Bancorp Trust (Ê) Series 2007-OA1 Class A1 0.471% due 07/25/37	4,314	2,115
American Home Mortgage Assets (Ê) Series 2006-1 Class 1A3 0.461% due 05/25/46	7,402	1,852
Series 2006-2 Class 2A2 0.461% due 09/25/46	7,394	1,500
Series 2006-3 Class 1A3 0.551% due 10/25/46	7,459	648
Series 2006-4 Class 1A11 0.421% due 10/25/46	11,224	6,051
Series 2006-4 Class 2A2 1.651% due 10/25/46	9,769	2,218
Series 2006-5 Class A2 1.451% due 11/25/46	7,822	2,344
Series 2006-6 Class A1C 0.511% due 12/25/46	1,962	192
Series 2007-4 Class A2 0.421% due 08/25/37	12,480	6,491
American Home Mortgage Investment Trust Series 2004-1 Class 1A (Ê) 0.581% due 04/25/44	236	146
Series 2004-4 Class 4A (Ê) 2.484% due 02/25/45	794	622
Series 2005-2 Class 1A1 (Ê) 0.531% due 09/25/45	4,961	3,278
Series 2005-2 Class 5A3 5.077% due 09/25/35	2,128	2,144
Series 2005-4 Class 1A1 (Ê) 0.521% due 11/25/45	942	545

Russell Strategic Bond Fund	99

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-1 Class 1A2 (Ê) 0.421% due 03/25/46	8,723	2,039
Series 2007-1 Class GA1C (Ê) 0.421% due 05/25/47	6,351	3,347
Banc of America Alternative Loan Trust Series 2003-2 Class CB2 (Ê) 0.731% due 04/25/33	526	451
Series 2003-10 Class 2A2 (Ê) 0.681% due 12/25/33	1,387	1,233
Series 2004-10 Class 1CB1 6.000% due 11/25/34	392	321
Series 2004-11 Class 1CB1 6.000% due 12/25/34	463	375
Series 2005-3 Class 2A1 5.500% due 04/25/20	495	447
Series 2005-5 Class 2CB1 6.000% due 06/25/35	718	488
Series 2005-9 Class 5A1 5.500% due 10/25/20	996	925
Series 2006-5 Class CB17 6.000% due 06/25/46	2,291	1,637
Series 2006-6 Class CB6 6.000% due 06/25/46	1,602	1,334
Banc of America Commercial Mortgage, Inc. Series 2000-2 Class B 7.378% due 09/15/32	250	253
Series 2002-PB2 Class A4 6.186% due 06/11/35	6,682	7,068
Series 2003-1 Class SBB (Þ) 5.860% due 03/11/32	789	865
Series 2003-1 Class SBC (Þ) 5.790% due 03/11/32	879	961
Series 2003-1 Class SBE (Þ) 6.770% due 03/11/32	303	341
Series 2005-2 Class A3 4.611% due 07/10/43	153	154
Series 2005-2 Class A4 4.783% due 07/10/43	3,855	3,966
Series 2005-3 Class A2 4.501% due 07/10/43	1,767	1,768
Series 2005-5 Class A4 5.115% due 10/10/45	7,755	7,835
Series 2005-6 Class A4 5.179% due 09/10/47	1,500	1,542
Series 2006-1 Class A4 5.372% due 09/10/45	4,225	4,235
Series 2006-2 Class A4 5.738% due 05/10/45	20,071	20,162
Series 2006-4 Class A4 5.634% due 07/10/46	5,245	5,021
Series 2006-6 Class A4 5.356% due 10/10/45	6,230	5,740
Series 2007-2 Class A4 5.689% due 04/10/49	12,788	11,423
Series 2007-2 Class AAB 5.639% due 04/10/49	1,825	1,844

	Principal Amount ($) or Shares	Market Value $
Series 2008-1 Class A4 6.167% due 02/10/51	6,010	5,735
Series 2008-1 Class B (Þ) 6.210% due 02/10/51	1,562	548
Series 2008-1 Class C (Þ) 6.210% due 02/10/51	1,507	484
Banc of America Funding Corp. Series 2005-5 Class 1A11 5.500% due 09/25/35	674	596
Series 2005-D Class A1 (Ê) 3.131% due 05/25/35	1,127	1,040
Series 2005-F Class 1A2 (Ê) 0.581% due 09/20/35	342	110
Series 2006-3 Class 5A8 5.500% due 03/25/36	4,640	3,491
Series 2006-A Class 3A2 5.781% due 02/20/36	1,396	796
Series 2006-A Class 4A1 (Ê) 5.533% due 02/20/36	3,918	2,689
Series 2006-F Class 1A2 (Ê) 5.183% due 07/20/36	264	77
Series 2006-H Class 4A4 6.120% due 09/20/46	1,120	240
Series 2006-I Class 5A1 (Ê) 6.063% due 10/20/46	13,571	11,566
Series 2006-J Class 4A1 6.087% due 01/20/47	1,067	758
Banc of America Mortgage Securities, Inc. Series 2003-9 Class 1A12 (Ê) 0.681% due 12/25/33	1,482	1,424
Series 2003-D Class 1A2 (Ê) 3.718% due 05/25/33	1	1
Series 2004-1 Class 5A1 6.500% due 09/25/33	45	46
Series 2004-2 Class 1A9 (Ê) 0.681% due 03/25/34	1,220	1,137
Series 2004-11 Class 2A1 5.750% due 01/25/35	2,554	2,553
Series 2004-D Class 1A1 (Ê) 3.878% due 05/25/34	117	91
Series 2004-F Class 1A1 (Ê) 4.087% due 07/25/34	1,084	1,001
Series 2004-I Class 2A2 (Ê) 3.676% due 10/25/34	207	177
Series 2004-L Class 2A1 (Ê) 3.307% due 01/25/35	3,346	2,922
Series 2005-1 Class 1A13 4.750% due 02/25/35	723	727
Series 2005-3 Class 1A25 5.500% due 04/25/35	1,159	1,168
Series 2005-G Class 2A1 (Ê) 4.922% due 08/25/35	1,577	1,321
Series 2005-H Class 2A5 (Ê) 4.777% due 09/25/35	3,300	2,727
Series 2005-I Class 2A2 (Ê) 4.856% due 10/25/35	2,781	706

100	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-I Class 4A1 (Ê) 5.175% due 10/25/35	1,707	1,463
Series 2005-L Class 3A1 (Ê) 5.390% due 01/25/36	1,670	1,427
Series 2006-2 Class A12 6.000% due 07/25/46	967	855
Series 2006-2 Class A15 6.000% due 07/25/46	1,921	1,745
Series 2006-B Class 1A1 (Ê) 4.354% due 10/20/46	1,163	791
Series 2007-1 Class 1A7 5.750% due 03/25/37	322	324
Series 2007-1 Class 1A16 5.625% due 03/25/37	2,614	2,310
Series 2007-3 Class 1A1 6.000% due 09/25/37	6,391	5,301
Bear Stearns Adjustable Rate Mortgage Trust Series 2002-11 Class 1A2 3.943% due 02/25/33	10	10
Series 2003-1 Class 6A1 4.445% due 04/25/33	55	50
Series 2003-8 Class 4A1 3.705% due 01/25/34	280	250
Series 2004-1 Class 21A1 3.536% due 04/25/34	1,306	1,198
Series 2004-3 Class 1A1 (Ê) 4.145% due 07/25/34	1,004	817
Series 2004-8 Class 2A1 3.707% due 11/25/34	2,954	2,597
Series 2004-9 Class 22A1 (Ê) 4.151% due 11/25/34	565	535
Series 2004-10 Class 22A1 4.975% due 01/25/35	803	766
Series 2005-2 Class A1 (Ê) 2.940% due 03/25/35	12,298	11,583
Series 2005-2 Class A2 (Ê) 2.181% due 03/25/35	1,818	1,740
Series 2005-5 Class A2 (Ê) 2.560% due 08/25/35	2,972	2,866
Series 2007-1 Class 3A2 5.718% due 02/25/47	3,020	413
Series 2007-3 Class 1A1 5.428% due 05/25/47	7,276	5,118
Bear Stearns Alt-A Trust Series 2005-4 Class 23A1 5.126% due 05/25/35	1,668	1,198
Series 2005-5 Class 21A1 3.329% due 07/25/35	3,640	2,620
Series 2005-7 Class 22A1 5.275% due 09/25/35	659	489
Series 2005-8 Class 11A1 (Ê) 0.501% due 10/25/35	2,066	1,102
Series 2006-3 Class 22A1 5.871% due 05/25/36	5,515	3,001
Series 2006-3 Class 33A1 (Ê) 6.051% due 05/25/36	1,786	908

	Principal Amount ($) or Shares	Market Value $
Series 2006-4 Class 13A1 (Ê) 0.391% due 08/25/36	10,201	4,794
Bear Stearns Commercial Mortgage Securities Series 2001-TOP Class A2 6.480% due 02/15/35	124	128
Series 2001-TOP Class A3 5.610% due 11/15/33	555	576
Series 2003-T12 Class A4 4.680% due 08/13/39	1,140	1,175
Series 2004-PWR Class A3 4.565% due 07/11/42	1,500	1,506
Series 2005-PW1 Class A4 5.405% due 12/11/40	5,000	5,128
Series 2005-PWR Class A4B 4.943% due 09/11/42	85	76
Series 2005-T18 Class A4 4.933% due 02/13/42	2,192	2,244
Series 2006-PW1 Class A4 5.201% due 12/11/38	2,440	2,358
Series 2007-PW1 Class A4 5.719% due 06/11/40	5,198	4,887
5.331% due 02/11/44	100	89
5.694% due 06/11/50	4,500	4,223
Series 2007-PW1 Class AM 5.719% due 06/11/40	2,181	1,531
5.915% due 06/11/50	3,640	3,043
Series 2007-T26 Class A4 5.471% due 01/12/45	400	398
Bear Stearns Mortgage Funding Trust (Ê) Series 2006-AR2 Class 2A1 0.461% due 09/25/46	2,093	1,054
Series 2006-AR3 Class 1A1 0.411% due 10/25/36	2,196	1,147
Series 2006-AR4 Class A1 0.441% due 12/25/36	2,481	1,259
Series 2006-AR5 Class 1A1 0.391% due 12/25/46	5,360	2,941
Series 2007-AR2 Class A1 0.401% due 03/25/37	2,664	1,432
Series 2007-AR2 Class A3 0.461% due 03/25/37	10,120	1,041
Series 2007-AR3 Class 1A1 0.371% due 03/25/37	3,953	2,175
Bear Stearns Structured Products, Inc. Series 2007-R6 Class 1A1 5.618% due 01/26/36	2,419	1,517
Series 2007-R6 Class 2A1 5.666% due 12/26/46	1,402	811
Chase Commercial Mortgage Securities Corp. Series 2000-3 Class A2 7.319% due 10/15/32	532	543
Series 2001-245 Class A2 (Þ) 6.484% due 02/12/16	300	313

Russell Strategic Bond Fund	101

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Chase Mortgage Finance Corp. Series 2003-S8 Class A1 4.500% due 09/25/18	1,230	1,243
Series 2006-S4 Class A3 6.000% due 12/25/36	2,162	2,004
Series 2006-S4 Class A4 6.000% due 12/25/36	822	772
Series 2007-A1 Class 1A3 3.794% due 02/25/37	1,627	1,536
Series 2007-A1 Class 2A1 4.125% due 02/25/37	1,101	1,065
Series 2007-A1 Class 3A1 4.177% due 02/25/37	623	568
Series 2007-A1 Class 4A1 3.886% due 02/25/37	323	292
Series 2007-A1 Class 5A1 4.092% due 02/25/37	1,190	1,101
Series 2007-A1 Class 7A1 4.592% due 02/25/37	501	473
Series 2007-A1 Class 8A1 4.213% due 02/25/37	4,668	4,408
Citicorp Mortgage Securities, Inc. Series 2005-1 Class 1A1 5.000% due 02/25/35	1,075	1,054
Series 2006-3 Class 1A9 5.750% due 06/25/36	2,840	2,357
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4 5.431% due 10/15/49	7,113	6,899
Citigroup Mortgage Loan Trust, Inc. Series 2005-11 Class A2A (Ê) 4.700% due 12/25/35	288	265
Series 2006-AR7 Class 1A4A 5.720% due 11/25/36	8,411	6,151
Series 2007-6 Class 1A4A 5.866% due 03/25/37	2,493	1,319
Series 2007-AR8 Class 2A1A 5.876% due 07/25/37	3,881	2,899
Series 2008-RR1 Class A1A1 (Ê)(Þ) 0.301% due 01/25/37	317	267
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 5.225% due 07/15/44	10,680	11,026
Series 2006-CD3 Class A5 5.617% due 10/15/48	7,689	7,706
Series 2007-CD4 Class A4 5.322% due 12/11/49	1,650	1,485
Citimortgage Alternative Loan Trust Series 2006-A3 Class 1A5 6.000% due 07/25/36	1,415	1,050
Series 2007-A1 Class 1A5 6.000% due 01/25/37	3,629	2,568
Series 2007-A3 Class 1A7 5.750% due 03/25/37	2,609	1,904

	Principal Amount ($) or Shares	Market Value $
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class E 7.477% due 09/15/30	762	763
Commercial Mortgage Loan Trust Series 2008-LS1 Class A4B 6.020% due 12/10/49	13,555	12,357
Series 2008-LS1 Class AJ 6.020% due 10/10/17	1,280	574
Commercial Mortgage Pass Through Certificates Series 2001-J1A Class A2 (Þ) 6.457% due 02/16/34	2,135	2,190
Series 2001-J1A Class B (Þ) 6.614% due 02/15/34	1,990	2,073
Series 2003-LB1 Class A2 4.084% due 06/10/38	4,550	4,569
Series 2006-C7 Class A2 5.690% due 06/10/46	1,070	1,098
Series 2006-C8 Class A3 5.308% due 12/10/46	520	510
Series 2006-C8 Class A4 5.306% due 12/10/46	2,800	2,527
Series 2007-C9 Class A4 5.816% due 12/10/49	7,970	7,564
Countrywide Alternative Loan Trust Series 2003-20C Class 1A2 5.500% due 10/25/33	551	545
Series 2004-2CB Class 1A4 (Ê) 0.631% due 03/25/34	374	332
Series 2004-28C Class 6A1 6.000% due 01/25/35	623	584
Series 2004-J8 Class 1A1 7.000% due 09/25/34	595	553
Series 2005-1CB Class 2A1 6.000% due 03/25/35	9,110	6,828
Series 2005-1CB Class 2A2 5.500% due 03/25/35	1,426	1,297
Series 2005-16 Class A1 (Ê) 2.189% due 06/25/35	3,007	1,271
Series 2005-20C Class 1A1 5.500% due 07/25/35	1,444	1,312
Series 2005-24 Class 3A2 (Ê) 0.631% due 07/20/35	2,332	496
Series 2005-32T Class A7 (Ê) 0.481% due 08/25/35	1,151	966
Series 2005-38 Class A1 (Ê) 2.044% due 09/25/35	1,226	743
Series 2005-38 Class A3 (Ê) 0.581% due 09/25/35	1,226	693
Series 2005-44 Class 1A2A (Ê) 0.521% due 10/25/35	339	323
Series 2005-51 Class 1A1 (Ê) 0.551% due 11/20/35	1,572	870
Series 2005-51 Class 1A2A (Ê) 0.521% due 11/20/35	2,841	2,664
Series 2005-51 Class 2A1 (Ê) 0.531% due 11/20/35	359	198

102	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-51 Class 2A2A (Ê) 0.521% due 11/20/35	39	37
Series 2005-51 Class 4A1 (Ê) 0.551% due 11/20/35	556	303
Series 2005-58 Class A2 (Ê) 0.621% due 12/20/35	1,565	468
Series 2005-59 Class 1A1 (Ê) 0.561% due 11/20/35	2,603	1,365
Series 2005-59 Class 1A2B (Ê) 0.491% due 11/20/35	2,846	2,645
Series 2005-62 Class 1A1 (Ê) 0.531% due 12/25/35	1,805	956
Series 2005-63 Class 5A1 (Ê) 5.280% due 12/25/35	3,603	2,406
Series 2005-72 Class A2 (Ê) 0.591% due 01/25/36	1,349	404
Series 2005-85C Class 2A2 5.500% due 02/25/36	57	42
Series 2005-J8 Class 1A3 5.500% due 07/25/35	2,220	1,816
Series 2005-J13 Class 2A3 5.500% due 11/25/35	1,083	847
Series 2006-6CB Class 1A10 5.500% due 05/25/36	907	803
Series 2006-9T1 Class A7 6.000% due 05/25/36	1,006	718
Series 2006-23C Class 1A6 6.000% due 08/25/36	2,873	2,183
Series 2006-J2 Class A3 6.000% due 04/25/36	1,552	1,295
Series 2006-OA1 Class 1A3 (Ê) 0.531% due 12/20/46	4,902	560
Series 2006-OA1 Class 2A1 (Ê) 0.441% due 03/20/46	6,393	3,342
Series 2006-OA1 Class 4A1 (Ê) 0.421% due 08/25/46	3,060	1,696
Series 2006-OA1 Class A1 (Ê) 0.411% due 02/20/47	3,979	1,809
Series 2006-OA1 Class A2 (Ê) 0.441% due 09/20/46	6,062	2,654
0.421% due 10/25/46	21,013	11,308
Series 2006-OA2 Class A1 (Ê) 0.391% due 02/25/47	3,127	1,675
0.421% due 03/20/47	2,118	1,103
Series 2006-OA2 Class A2A (Ê) 0.381% due 05/20/46	1,264	1,202
Series 2006-OA2 Class A5 (Ê) 0.461% due 05/20/46	117	60
Series 2006-OA3 Class 1A2 (Ê) 0.491% due 05/25/36	3,319	745
Series 2006-OA6 Class 1A3 (Ê) 0.501% due 07/25/46	1,215	378
Series 2006-OA7 Class 1A4 (Ê) 1.484% due 06/25/46	8,394	985
Series 2006-OA9 Class 2A2 (Ê) 2.114% due 07/20/46	3,867	443

	Principal Amount ($) or Shares	Market Value $
Series 2006-OC1 Class 2A1 (Ê) 0.321% due 11/25/36	490	469
0.331% due 01/25/37	1,195	1,150
Series 2006-OC6 Class 2A1 (Ê) 0.301% due 07/25/36	705	637
Series 2006-OC7 Class 2A1 (Ê) 0.301% due 07/25/46	297	289
Series 2006-OC9 Class A1 (Ê) 0.306% due 12/25/46	2,249	2,119
Series 2007-15C Class A5 5.750% due 07/25/37	11,241	7,695
Series 2007-15C Class A7 6.000% due 07/25/37	2,984	2,351
Series 2007-HY3 Class 1A1 (Ê) 5.990% due 03/25/47	17,447	8,817
Series 2007-J2 Class 2A1 6.000% due 07/25/37	3,490	2,336
Series 2007-OA1 Class A1A (Ê) 1.861% due 11/25/47	7,433	3,729
Series 2007-OA4 Class A1 (Ê) 0.401% due 05/25/47	4,053	2,133
Series 2007-OA6 Class A1B (Ê) 0.431% due 06/25/37	1,790	871
Series 2007-OH1 Class A1D (Ê) 0.441% due 04/25/47	1,841	1,024
Countrywide Home Loan Mortgage Pass Through Trust Series 2003-8 Class A2 (Ê) 0.731% due 05/25/18	1,492	1,257
Series 2003-20 Class 1A9 5.500% due 07/25/33	851	867
Series 2003-42 Class M (Ê) 3.703% due 10/25/33	642	158
Series 2003-52 Class A1 3.438% due 02/19/34	1,870	1,646
Series 2004-12 Class 1M 3.969% due 08/25/34	316	31
Series 2004-16 Class 1A1 (Ê) 0.631% due 09/25/34	1,255	718
Series 2004-22 Class A3 3.509% due 11/25/34	2,055	1,750
Series 2004-HYB Class 1A1 3.401% due 02/20/35	3,545	3,027
Series 2004-HYB Class A2 3.611% due 11/20/34	1,557	1,282
Series 2004-J9 Class 2A1 5.250% due 01/25/35	1,261	1,240
Series 2005-11 Class 5A1 (Ê) 0.531% due 03/25/35	41	23
Series 2005-19 Class 1A1 5.500% due 08/25/35	781	735
Series 2005-29 Class A1 5.750% due 12/25/35	2,640	2,137
Series 2005-HYB Class 3A2A (Ê) 5.250% due 02/20/36	394	267
Series 2005-R2 Class 2A4 (Þ) 8.500% due 06/25/35	276	266

Russell Strategic Bond Fund	103

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-1 Class A2 6.000% due 03/25/36	1,500	1,169
Series 2006-1 Class A3 6.000% due 03/25/36	371	81
Series 2006-13 Class 1A23 6.250% due 09/25/36	353	285
Series 2006-20 Class B1 Interest Only STRIP 6.000% due 02/25/37	1,219	24
Series 2006-HYB Class 3A1A 6.017% due 05/20/36	2,271	1,379
Series 2006-OA5 Class 2A1 (Ê) 0.431% due 04/25/46	4,297	2,161
Series 2006-R2 Class AF1 (Ê)(Þ) 0.651% due 07/25/36	3,021	2,278
Series 2007-1 Class A1 6.000% due 03/25/37	14,530	11,908
Series 2007-14 Class A19 6.000% due 09/25/37	6,908	6,007
Series 2007-18 Class 2A1 6.500% due 11/25/37	2,784	2,307
Series 2007-HY1 Class 1A2 5.639% due 04/25/37	1,016	208
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CF2 Class A4 6.505% due 02/15/34	405	416
Series 2001-CK1 Class C 6.730% due 12/18/35	1,083	1,092
Series 2001-CKN Class A4 5.435% due 09/15/34	7,161	7,392
Series 2001-SPG Class A2 (Þ) 6.515% due 08/13/18	995	1,050
Series 2002-30 Class DB1 7.399% due 11/25/32	660	602
Series 2002-CKP Class A3 6.439% due 12/15/35	1,395	1,482
Series 2002-CP3 Class A3 5.603% due 07/15/35	790	834
Series 2003-29 Class 5A1 7.000% due 12/25/33	107	106
Series 2004-1 Class 3A1 7.000% due 02/25/34	42	38
Series 2004-C1 Class A3 4.321% due 01/15/37	2,123	2,154
Series 2005-9 Class 2A1 5.500% due 10/25/35	5,794	4,979
Series 2005-C1 Class A4 5.014% due 02/15/38	100	101
Series 2005-C5 Class A4 5.100% due 08/15/38	35	35
Series 2005-C6 Class A4 5.230% due 12/15/40	5,100	5,167
Credit Suisse Mortgage Capital Certificates Series 2006-8 Class 4A1 (Å) 6.500% due 10/25/21	8,605	6,166
Series 2006-C3 Class A3 5.826% due 06/15/38	362	326

	Principal Amount ($) or Shares	Market Value $
Series 2006-C3 Class B 5.826% due 06/15/38	2,153	758
Series 2006-C4 Class A3 5.467% due 09/15/39	17,746	15,826
Series 2006-C5 Class A3 5.311% due 12/15/39	5,015	4,407
Series 2007-C1 Class A3 5.383% due 02/15/40	5,350	4,361
Series 2007-C2 Class A3 5.542% due 01/15/49	64	53
Series 2007-C5 Class B 6.133% due 09/15/40	2,584	665
Crown Castle Towers LLC (Þ) Series 2006-1A Class AFX 5.245% due 11/15/36	1,735	1,822
Series 2006-1A Class D 5.772% due 11/15/36	405	426
CW Capital Cobalt, Ltd. Series 2007-C3 Class A4 5.820% due 05/15/46	1,820	1,572
Deutsche ALT-A Securities NIM Trust Series 2007-AHM Class N1 6.750% due 02/25/47	51	—
Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2003-4XS Class A6A 4.820% due 10/25/33	563	521
Series 2005-AR1 Class 2A3 4.928% due 08/25/35	925	506
Series 2007-OA1 Class A1 (Ê) 0.381% due 02/25/47	7,571	4,338
Series 2007-OA2 Class A1 (Ê) 1.001% due 04/25/47	17,096	9,667
DLJ Commercial Mortgage Corp. Series 1999-CG1 Class S 1.390% due 03/10/32	1,837	60
Series 2000-CKP Class A1B 7.180% due 11/10/33	825	839
Downey Savings & Loan Association Mortgage Loan Trust (Ê) Series 2006-AR1 Class 2A1A 1.421% due 04/19/47	1,833	1,101
Fannie Mae 5.190% due 2012	2,536	2,713
5.500% due 2013	7	7
5.000% due 2014	25	26
5.500% due 2014	19	21
6.500% due 2015	7	7
5.000% due 2016	182	191
5.500% due 2016	43	45
6.000% due 2016	437	474
8.000% due 2016	8	9
11.000% due 2016	45	50
5.000% due 2017	4,844	5,152
5.500% due 2017	298	320
6.000% due 2017	304	329
6.500% due 2017	739	797

104	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

7.000% due 2017	25	28
8.000% due 2017	28	32
4.000% due 2018	4,359	4,526
4.500% due 2018	7,094	7,488
5.000% due 2018	12,413	13,223
5.500% due 2018	281	304
6.500% due 2018	150	163
7.000% due 2018	84	92
10.000% due 2018	26	29
4.500% due 2019	110	116
5.000% due 2019	11,475	12,219
5.500% due 2019	128	138
6.000% due 2019	3,483	3,762
6.500% due 2019	72	79
4.000% due 2020	70	69
4.500% due 2020	888	937
5.000% due 2020	654	699
5.500% due 2020	862	929
6.000% due 2020	4,705	5,082
6.500% due 2020	32	35
8.000% due 2020	4	5
5.000% due 2021	4,696	5,000
5.500% due 2021	5,252	5,628
5.500% due 2022	21,846	23,393
6.500% due 2022	43	47
5.000% due 2023	168	178
5.500% due 2023	5,276	5,647
7.500% due 2024	5	6
8.000% due 2024	57	65
10.000% due 2024	11	13
3.145% due 2025 (Ê)	15	15
7.000% due 2025	2	3
3.152% due 2026 (Ê)	258	266
6.000% due 2026	1,375	1,482
7.000% due 2026	138	155
9.000% due 2026	21	23
6.000% due 2027	3,939	4,241
7.000% due 2027	5	6
7.500% due 2027	16	18
6.500% due 2028	198	216
7.000% due 2028	298	332
5.500% due 2029	1	1
6.500% due 2029	474	519
7.000% due 2029	1,483	1,648
7.500% due 2029	86	97
8.000% due 2029	3	3
8.500% due 2029	2	2
6.500% due 2030	156	171
7.000% due 2030	598	667
7.500% due 2030	315	353
8.000% due 2030	307	354
8.500% due 2030	193	225
9.500% due 2030	91	107
6.500% due 2031	396	434
7.000% due 2031	1,393	1,556
7.500% due 2031	468	528
8.000% due 2031	618	712

	Principal Amount ($) or Shares	Market Value $
8.500% due 2031	330	383
6.500% due 2032	1,239	1,353
7.000% due 2032	4,016	4,466
7.500% due 2032	364	411
8.000% due 2032	23	27
8.500% due 2032	39	45
2.548% due 2033 (Ê)	295	305
2.783% due 2033 (Ê)	572	590
2.853% due 2033 (Ê)	1,299	1,338
3.042% due 2033 (Ê)	58	60
3.370% due 2033 (Ê)	14	14
3.375% due 2033 (Ê)	13	13
3.546% due 2033 (Ê)	511	525
3.936% due 2033 (Ê)	1,231	1,266
5.000% due 2033	3,891	4,060
5.500% due 2033	8,232	8,756
6.000% due 2033	722	779
6.500% due 2033	1,006	1,096
7.000% due 2033	1,100	1,217
2.697% due 2034 (Ê)	1,570	1,633
3.111% due 2034 (Ê)	924	951
3.451% due 2034 (Ê)	1,817	1,869
3.732% due 2034 (Ê)	228	236
5.000% due 2034	1,183	1,235
5.500% due 2034	12,696	13,499
6.000% due 2034	2,168	2,342
6.500% due 2034	1,009	1,097
7.000% due 2034	398	441
3.117% due 2035 (Ê)	1,237	1,266
3.299% due 2035 (Ê)	1,333	1,382
3.375% due 2035 (Ê)	2,432	2,512
3.418% due 2035 (Ê)	1,245	1,278
3.500% due 2035 (Ê)	694	714
3.571% due 2035 (Ê)	1,713	1,770
3.623% due 2035 (Ê)	2,234	2,313
4.828% due 2035 (Ê)	3,800	3,966
5.000% due 2035	1,630	1,698
5.022% due 2035 (Ê)	302	320
5.169% due 2035 (Ê)	293	310
5.500% due 2035	209	223
6.000% due 2035	5,033	5,440
6.500% due 2035	77	84
7.000% due 2035	400	441
7.500% due 2035	1,139	1,291
4.797% due 2036 (Ê)	390	408
5.500% due 2036	9,082	9,630
6.000% due 2036	23,905	25,629
6.324% due 2036 (Ê)	76	81
6.500% due 2036	1,282	1,388
7.000% due 2036	669	736
5.500% due 2037	28,563	30,273
5.512% due 2037 (Ê)	2,981	3,157
6.000% due 2037	18,327	19,612
6.500% due 2037	8,255	8,888
5.000% due 2038	2,715	2,826
5.500% due 2038	11,828	12,545
6.000% due 2038	1,155	1,233

Russell Strategic Bond Fund	105

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

4.500% due 2039	13,968	14,128
5.000% due 2039	58,532	60,901
5.500% due 2039	4,597	4,873
6.000% due 2039	3,952	4,232
1.944% due 2040 (Ê)	263	263
4.500% due 2040	4,745	4,797
1.744% due 2043 (Ê)	173	173
15 Year TBA (Ï)
5.000%	1,160	1,225
5.500%	1,940	2,073
30 Year TBA (Ï)
4.500%	228,430	230,714
5.000%	18,000	18,703
5.500%	51,170	54,200
6.000%	4,150	4,461
6.500%	79,000	85,115
Series 1997-281 Class 2 Interest Only STRIP 9.000% due 11/01/26	51	16
Series 2000-306 Class IO Interest Only STRIP 8.000% due 05/01/30	55	15
Series 2001-317 Class 2 Interest Only STRIP 8.000% due 08/01/31	86	23
Series 2002-320 Class 2 Interest Only STRIP 7.000% due 04/01/32	30	7
Series 2003-339 Class 23 Interest Only STRIP 5.000% due 07/01/18	2,271	235
Series 2003-343 Class 6 Interest Only STRIP 5.000% due 10/01/33	2,400	500
Series 2003-345 Class 18 Interest Only STRIP 4.500% due 12/01/18	7,112	773
Series 2003-345 Class 19 Interest Only STRIP 4.500% due 01/01/19	7,872	832
Series 2005-365 Class 12 Interest Only STRIP 5.500% due 12/01/35	11,683	2,066
Series 2006-369 Class 8 Interest Only STRIP 5.500% due 04/01/36	2,041	365
Fannie Mae Grantor Trust Series 1999-T2 Class A1 7.500% due 01/19/39	26	29
Series 2000-T6 Class A1 7.500% due 06/25/30	54	62
Series 2001-T8 Class A2 9.500% due 07/25/41	190	206
Series 2002-T19 Class A1 6.500% due 07/25/42	543	592
Series 2003-T4 Class 2A5 5.407% due 09/26/33	739	656

	Principal Amount ($) or Shares	Market Value $
Fannie Mae REMICS Series 1996-46 Class ZA 7.500% due 11/25/26	222	245
Series 1997-68 Class SC (Ê) Interest Only STRIP 8.250% due 05/18/27	72	13
Series 1999-56 Class Z 7.000% due 12/18/29	993	1,091
Series 2001-4 Class SA (Ê) Interest Only STRIP 7.317% due 02/17/31	115	14
Series 2003-21 Class M 5.000% due 02/25/17	277	286
Series 2003-25 Class IK Interest Only STRIP 7.000% due 04/25/33	284	60
Series 2003-32 Class FH (Ê) 0.631% due 11/25/22	1,811	1,792
Series 2003-32 Class UI Interest Only STRIP 6.000% due 05/25/33	397	69
Series 2003-33 Class IA Interest Only STRIP 6.500% due 05/25/33	1,606	281
Series 2003-35 Class FY (Ê) 0.631% due 05/25/18	3,914	3,876
Series 2003-35 Class IU Interest Only STRIP 6.000% due 05/25/33	384	69
Series 2003-35 Class UI Interest Only STRIP 6.500% due 05/25/33	375	65
Series 2003-64 Class JI Interest Only STRIP 6.000% due 07/25/33	403	77
Series 2003-78 Class FI (Ê) 0.631% due 01/25/33	1,738	1,724
Series 2003-82 Class IA Interest Only STRIP 6.000% due 08/25/32	282	15
Series 2003-82 Class WI Interest Only STRIP 6.000% due 08/25/32	32	1
Series 2003-122 Class AJ 4.500% due 02/25/28	402	417
Series 2004-21 Class FL (Ê) 0.581% due 11/25/32	983	977
Series 2004-70 Class EB 5.000% due 10/25/24	3,450	3,708
Series 2005-65 Class FP (Ê) Principal Only STRIP 0.481% due 08/25/35	82	82
Series 2005-69 Class IO (Ê)(Å) Zero coupon due 08/25/35	15	—
Series 2005-79 Class FC (Ê) 0.531% due 02/25/22	1,409	1,406
Series 2005-110 Class MB 5.500% due 09/25/35	1,839	1,943

106	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-5 Class 3A2 (Ê) 3.805% due 05/25/35	353	356
Series 2006-22 Class CE 4.500% due 08/25/23	1,895	1,940
Series 2006-48 Class LG Principal Only STRIP Zero coupon 06/25/36	526	461
Series 2006-81 Class LF (Ê)(Å) Zero coupon 09/25/36	76	70
Series 2006-118 Class A1 (Ê) 0.291% due 12/25/36	362	335
Series 2006-118 Class A2 (Ê) 0.291% due 12/25/36	1,309	1,252
Series 2007-27 Class XA (Ê)(Å) Principal Only STRIP Zero coupon 05/25/35	46	41
Series 2007-39 Class EF (Ê) 0.481% due 05/25/37	1,729	1,705
Series 2007-42 Class LF (Ê)(Å) Principal Only STRIP Zero coupon 05/25/37	198	178
Series 2007-53 Class UF (Ê)(Å) Zero coupon 06/25/37	92	88
Series 2007-56 Class GY (Ê)(Å) Zero coupon due 06/25/37	55	49
Series 2007-73 Class A1 (Ê) 0.291% due 07/25/37	3,637	3,484
Series 2008-22 Class FD (Ê) 1.071% due 04/25/48	9,353	9,329
Series 2008-56 Class FD (Ê) 1.171% due 07/25/48	10,206	10,201
Series 2009-39 Class LB 4.500% due 06/25/29	1,964	1,940
Series 2009-69 Class MB 4.000% due 09/25/29	5,085	4,846
Series 2009-89 Class A1 5.410% due 05/25/35	3,499	3,671
Series 2009-96 Class DB 4.000% due 11/25/29	4,250	3,935
Fannie Mae Whole Loan Series 2003-W1 Class 2A 7.500% due 12/25/42	107	121
Series 2003-W4 Class 4A 7.500% due 10/25/42	50	57
Series 2003-W17 Class 1A6 5.310% due 08/25/33	6,265	6,636
Series 2004-W9 Class 2A1 6.500% due 02/25/44	290	317
Series 2004-W11 Class 1A2 6.500% due 05/25/44	599	653
Fannie Mae-Aces Series 2006-M2 Class A2F 5.259% due 05/25/20	300	320
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2002-42 Class A6 9.500% due 02/25/42	83	93

	Principal Amount ($) or Shares	Market Value $
Series 2003-58 Class 2A 6.500% due 09/25/43	265	289
Series 2005-63 Class 1A1 (Ê) 1.744% due 02/25/45	126	118
FHA PJ Reilly 67 NCP 7.430% due 07/01/24	57	57
First Horizon Alternative Mortgage Securities Series 2004-AA3 Class A1 (Ê) 2.995% due 09/25/34	360	314
Series 2005-AA2 Class 1A1 (Ê) 3.035% due 03/25/35	187	141
Series 2005-AA5 Class 1A1 (Ê) Interest Only STRIP 2.545% due 07/25/35	249	169
Series 2005-AA7 Class 2A1 (Ê) 5.389% due 09/25/35	2,462	1,785
Series 2006-AA5 Class A2 (Ê) Interest Only STRIP 6.451% due 09/25/36	664	13
Series 2006-FA3 Class A6 6.000% due 07/25/36	1,385	1,123
First Horizon Asset Securities, Inc. Series 2003-5 Class 1A17 8.000% due 07/25/33	80	80
Series 2004-AR5 Class 4A1 (Ê) 5.665% due 10/25/34	377	320
Series 2004-AR6 Class 2A1 (Ê) 3.007% due 12/25/34	533	484
Series 2005-AR3 Class 2A1 (Ê) 5.361% due 08/25/35	662	591
Series 2005-AR5 Class 3A1 (Ê) 5.558% due 10/25/35	655	577
Series 2006-AR4 Class 1A3 (Ê) Interest Only STRIP 5.484% due 01/25/37	121	33
First Union Commercial Mortgage Securities, Inc. Series 1997-C2 Class D 7.120% due 11/18/29	190	204
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class A2 6.136% due 03/15/33	432	442
FNR 2009 71 MB Series 2009-71 Class MB 4.500% due 09/25/24	2,900	2,964
Freddie Mac 5.500% due 2013	1	1
12.000% due 2013	5	6
12.000% due 2014	8	9
11.000% due 2015	6	6
5.500% due 2016	15	16
6.000% due 2016	75	81
10.000% due 2016	42	47
5.500% due 2017	127	137
8.500% due 2017	26	29
10.500% due 2017	6	7
4.500% due 2018	709	747
5.000% due 2018	2,983	3,180
5.500% due 2018	42	45

Russell Strategic Bond Fund	107

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

4.500% due 2019	205	217
5.000% due 2019	4,408	4,696
5.500% due 2019	125	134
5.000% due 2020	9,194	9,785
5.500% due 2020	5,723	6,154
8.000% due 2020	81	93
10.000% due 2020	23	26
11.000% due 2020	28	32
5.000% due 2021	914	974
10.500% due 2021	15	17
6.500% due 2025	4	4
8.500% due 2025	23	27
3.327% due 2027 (Ê)	18	19
7.000% due 2027	142	159
8.500% due 2027	173	199
2.997% due 2028 (Ê)	18	19
3.115% due 2028 (Ê)	15	15
7.500% due 2028	36	41
6.500% due 2029	96	105
7.500% due 2029	59	66
3.389% due 2030 (Ê)	28	29
6.500% due 2030	7	8
7.000% due 2030	35	38
7.500% due 2030	254	288
8.000% due 2030	56	65
8.500% due 2030	66	77
6.500% due 2031	760	828
7.000% due 2031	363	404
7.500% due 2031	84	95
8.000% due 2031	230	264
7.000% due 2032	161	179
7.500% due 2032	167	188
2.744% due 2033 (Ê)	417	427
3.354% due 2033 (Ê)	74	76
5.000% due 2033	850	887
5.500% due 2033	3,019	3,215
6.000% due 2033	74	80
6.500% due 2033	283	308
7.500% due 2033	71	80
2.873% due 2034 (Ê)	513	526
3.417% due 2034 (Ê)	87	90
3.520% due 2034 (Ê)	925	960
3.645% due 2034 (Ê)	1,647	1,711
5.500% due 2034	1,124	1,196
6.000% due 2034	100	108
3.167% due 2035 (Ê)	1,558	1,611
4.873% due 2035 (Ê)	3,029	3,166
5.000% due 2035	318	331
5.027% due 2035 (Ê)	380	399
6.000% due 2035	553	598
5.500% due 2036	604	642
5.835% due 2036 (Ê)	1,301	1,373
5.902% due 2036 (Ê)	1,877	1,972
5.967% due 2036 (Ê)	1,462	1,555
6.000% due 2036	234	252
5.461% due 2037 (Ê)	1,662	1,759
5.500% due 2037	2,248	2,285
5.676% due 2037 (Ê)	7,120	7,550

	Principal Amount ($) or Shares	Market Value $
5.697% due 2037 (Ê)	1,054	1,118
5.702% due 2037 (Ê)	2,635	2,794
5.755% due 2037 (Ê)	1,998	2,118
5.799% due 2037 (Ê)	739	784
5.809% due 2037 (Ê)	2,344	2,487
5.901% due 2037 (Ê)	1,050	1,115
6.000% due 2037	11,370	12,198
5.000% due 2038	717	746
5.500% due 2038	89,377	94,879
6.000% due 2038	84,703	90,846
6.500% due 2038	1,296	1,398
4.500% due 2039	29,984	30,314
5.000% due 2039	65,415	68,075
6.000% due 2039	113	122
5.000% due 2040	4,000	4,162
30 Year TBA (Ï) 5.000%	21,000	21,824
5.500%	9,000	9,541
6.000%	25,000	26,781
Freddie Mac Reference REMIC Series 2006-R00 Class AK 5.750% due 12/15/18	1,502	1,567
Freddie Mac REMICS Series 1991-103 Class Z 9.000% due 02/15/21	54	54
Series 1994-167 Class J 6.000% due 04/15/23	5	5
Series 1994-173 Class Z 7.000% due 05/15/24	266	280
Series 1999-212 Class SG (Ê) Interest Only STRIP 6.750% due 06/17/27	1,164	155
Series 2000-224 Class SC (Ê) Interest Only STRIP 7.267% due 08/15/30	39	6
Series 2000-226 Class F (Ê) 0.683% due 11/15/30	58	58
Series 2001-229 Class KF (Ê) 0.481% due 07/25/22	913	910
Series 2001-232 Class ZQ 6.500% due 06/15/31	1,893	2,079
Series 2002-246 Class SJ (Ê) Interest Only STRIP 7.767% due 03/15/32	158	18
Series 2003-256 Class FJ (Ê) 0.633% due 02/15/33	1,321	1,312
Series 2003-259 Class IQ Interest Only STRIP 5.000% due 06/15/17	603	25
Series 2003-261 Class UI Interest Only STRIP 6.500% due 05/15/33	62	10
Series 2003-262 Class QH 5.000% due 05/15/33	1,590	1,604
5.000% due 06/15/33	1,625	1,675
Series 2003-264 Class IM Interest Only STRIP 7.000% due 07/15/33	359	64

108	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2003-266 Class MA 4.500% due 10/15/31	800	836
Series 2003-269 Class LG 4.500% due 10/15/23	1,370	1,387
Series 2003-272 Class TA 4.500% due 12/15/33	1,275	1,237
Series 2004-275 Class FM (Ê) 0.583% due 12/15/30	161	161
Series 2004-277 Class UF (Ê) 0.531% due 06/15/33	1,851	1,843
Series 2004-281 Class DF (Ê) 0.681% due 06/15/23	517	514
Series 2004-287 Class AL 5.000% due 10/15/24	3,785	4,061
Series 2005-294 Class FA (Ê) 0.401% due 03/15/20	985	969
Series 2005-299 Class KF (Ê) 0.631% due 06/15/35	273	271
Series 2005-301 Class IM Interest Only STRIP 5.500% due 01/15/31	1,278	78
Series 2005-303 Class XA (Ê)(Å) Zero coupon 09/15/35	214	191
Series 2005-305 Class JF (Ê) 0.531% due 10/15/35	228	227
Series 2006-312 Class HT 5.000% due 03/15/26	3,911	4,113
Series 2006-313 Class FP (Ê)(Å) Zero coupon due 04/15/36	365	364
Series 2006-313 Class X (Ê)(Å) Zero coupon 04/15/36	41	40
Series 2006-314 Class LF (Ê) 0.531% due 05/15/36	449	444
Series 2006-315 Class EQ 5.000% due 05/15/26	1,920	2,021
Series 2006-316 Class X (Ê)(Å) Zero coupon 06/15/36	35	35
Series 2007-327 Class SX (Ê)(Å) Zero coupon 07/15/36	115	112
Series 2007-327 Class UF (Ê)(Å) Zero coupon 02/15/37	135	134
Series 2007-327 Class WF (Ê)(Å) Zero coupon 09/15/36	67	66
Series 2007-330 Class GL (Ê)(Å) 16.114% due 04/15/37	237	263
Series 2007-333 Class BF (Ê) 0.381% due 07/15/19	2,363	2,330
Series 2007-333 Class FT (Ê) 0.381% due 08/15/19	5,401	5,321
Series 2009-356 Class LB 4.000% due 08/15/29	3,828	3,567
Series 2010-362 Class EL 4.000% due 01/15/30	2,930	2,679
Freddie Mac Strips Series 1998-191 Class IO Interest Only STRIP 8.000% due 01/01/28	45	9

	Principal Amount ($) or Shares	Market Value $
Series 1998-194 Class IO Interest Only STRIP 6.500% due 04/01/28	187	45
Series 2001-212 Class IO Interest Only STRIP 6.000% due 05/01/31	236	58
Series 2001-215 Class IO Interest Only STRIP 8.000% due 06/01/31	136	36
Series 2008-256 Class 56 (Å) Interest Only STRIP 4.500% due 05/15/23	22,936	2,282
GE Capital Commercial Mortgage Corp. Series 2001-1 Class A2 6.531% due 05/15/33	5,900	6,131
Series 2001-1 Class B 6.719% due 05/15/33	1,701	1,766
Series 2002-1A Class A3 6.269% due 12/10/35	1,240	1,318
Series 2002-3A Class A1 4.229% due 12/10/37	1,654	1,672
Series 2003-C2 Class A4 5.145% due 07/10/37	20	21
Series 2004-C2 Class A2 4.119% due 03/10/40	20	20
Ginnie Mae I 11.000% due 2013	4	5
10.500% due 2015	33	37
11.000% due 2015	1	1
7.000% due 2016	5	5
10.500% due 2016	42	47
11.000% due 2020	22	24
10.500% due 2021	42	47
8.000% due 2022	14	16
10.000% due 2022	67	75
7.500% due 2024	21	24
8.000% due 2025	10	11
10.000% due 2025	52	59
8.000% due 2030	248	285
7.500% due 2031	49	55
8.000% due 2031	2	2
7.500% due 2032	15	17
8.000% due 2032	12	14
6.500% due 2037	18,392	19,741
6.000% due 2038	2,904	3,111
6.500% due 2038	17,090	18,336
0.990% due 2039	23,518	25,054
4.500% due 2039	54,064	54,862
5.000% due 2039	24,007	25,059
6.000% due 2039	60,000	64,275
6.500% due 2039	8,519	9,141
30 Year TBA (Ï) 4.500%	52,610	53,301
5.500%	5,215	5,519
6.000%	3,000	3,203
Ginnie Mae II 3.125% due 2023 (Ê)	128	131
3.625% due 2023 (Ê)	26	27

Russell Strategic Bond Fund	109

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

4.125% due 2023 (Ê)	113	117
4.375% due 2023 (Ê)	160	165
3.125% due 2024 (Ê)	100	103
3.625% due 2024 (Ê)	170	174
4.125% due 2024 (Ê)	102	106
3.625% due 2025 (Ê)	10	10
4.125% due 2025 (Ê)	9	9
4.375% due 2025 (Ê)	290	300
4.125% due 2026 (Ê)	85	87
8.500% due 2026	26	30
3.625% due 2027 (Ê)	158	161
4.125% due 2027 (Ê)	6	6
4.375% due 2027 (Ê)	117	120
4.375% due 2028 (Ê)	3	3
4.125% due 2029 (Ê)	201	207
4.375% due 2030 (Ê)	78	80
30 Year TBA (Ï) 5.000%	2,000	2,073
GMAC Commercial Mortgage Securities, Inc. Series 2001-C1 Class B 6.670% due 04/15/34	985	1,006
Series 2003-C3 Class A4 5.023% due 04/10/40	218	225
Series 2004-C3 Class A4 4.547% due 12/10/41	475	482
GMAC Mortgage Corp. Loan Trust Series 2004-JR1 Class A6 (Ê) 0.681% due 12/25/33	777	635
Series 2005-AR2 Class 4A (Ê) 5.167% due 05/25/35	7,389	6,255
Series 2005-AR6 Class 3A1 5.294% due 11/19/35	2,820	2,319
Goldman Sachs Mortgage Securities Corp. II Series 2007-GG1 Class A4 5.805% due 08/10/45	10,575	9,195
Government National Mortgage Association Series 1998-23 Class ZA 6.500% due 09/20/28	1,446	1,538
Series 1999-27 Class SE (Ê) Interest Only STRIP 8.367% due 08/16/29	154	29
Series 1999-40 Class FE (Ê) 0.783% due 11/16/29	722	724
Series 1999-44 Class SA (Ê) Interest Only STRIP 8.317% due 12/16/29	230	41
Series 2000-29 Class S (Ê) Interest Only STRIP 8.269% due 09/20/30	24	4
Series 2001-46 Class SA (Ê) Interest Only STRIP 7.347% due 09/16/31	20	3
Series 2002-27 Class SA (Ê) Interest Only STRIP 7.767% due 05/16/32	35	6
Series 2009-69 Class CN 5.000% due 11/20/38	1,340	1,358

	Principal Amount ($) or Shares	Market Value $
Series 2009-93 Class D 5.000% due 10/20/39	3,885	3,925
Series 2009-93 Class DM 5.500% due 04/16/39	3,944	4,214
Greenpoint Mortgage Funding Trust (Ê) Series 2006-AR5 Class A1A 0.311% due 10/25/46	3,036	2,645
Series 2006-AR6 Class A1A 0.311% due 10/25/46	613	556
Series 2006-AR8 Class 1A1A 0.311% due 01/25/47	362	315
Series 2007-AR3 Class A1 0.451% due 06/25/37	5,235	2,557
Greenpoint Mortgage Pass-Through Certificates (Ê) Series 2003-1 Class A1 3.813% due 10/25/33	1,078	803
Greenwich Capital Commercial Funding Corp. Series 2003-C2 Class A2 4.022% due 01/05/36	696	700
Series 2004-GG1 Class A7 5.317% due 06/10/36	6,065	6,314
Series 2005-GG3 Class A4 4.799% due 08/10/42	100	100
Series 2005-GG5 Class A41 5.243% due 04/10/37	3,720	3,835
Series 2006-GG7 Class A4 5.883% due 07/10/38	10,790	10,511
Series 2006-GG7 Class AM 5.883% due 07/10/38	8,300	6,892
Series 2007-GG9 Class A4 5.444% due 03/10/39	20,110	18,629
GS Mortgage Securities Corp. II Series 2004-GG2 Class A3 4.602% due 08/10/38	353	358
Series 2006-GG6 Class A4 5.553% due 04/10/38	5,030	4,835
Series 2006-GG8 Class A4 5.560% due 11/10/39	735	681
Series 2006-GG8 Class AAB 5.535% due 11/10/39	2,735	2,756
Series 2007-EOP Class A1 (Ê)(Þ) 0.323% due 03/06/20	2,345	2,235
GSMPS Mortgage Loan Trust (Þ) Series 1998-1 Class A 8.000% due 09/19/27	124	125
Series 1998-3 Class A 7.750% due 09/19/27	129	125
Series 1999-3 Class A 8.000% due 08/19/29	309	315
Series 2005-RP1 Class 1A3 8.000% due 01/25/35	1,257	1,164
Series 2005-RP1 Class 1A4 8.500% due 01/25/35	903	838
Series 2006-RP1 Class 1A2 7.500% due 01/25/36	762	684

110	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-RP1 Class 1A3 8.000% due 01/25/36	476	446
GSR Mortgage Loan Trust Series 2004-5 Class 3A2 (Ê) 4.663% due 05/25/34	2,100	2,080
Series 2004-7 Class 1A1 3.726% due 06/25/34	426	377
Series 2004-11 Class 1A1 3.760% due 09/25/34	330	271
Series 2004-12 Class 2A3 3.527% due 12/25/34	333	255
Series 2005-AR6 Class 2A1 (Ê) 2.955% due 09/25/35	3,593	3,324
Series 2005-AR7 Class 6A1 5.232% due 11/25/35	2,510	2,297
Series 2006-1F Class 5A2 6.000% due 02/25/36	629	176
Series 2006-3F Class 2A3 5.750% due 03/25/36	5,736	4,985
Series 2007-AR1 Class 1A1 3.713% due 03/25/37	17,531	12,018
Series 2007-AR1 Class B1 5.599% due 03/25/37	2,047	52
Harborview Mortgage Loan Trust Series 2005-2 Class 2A1A (Ê) Interest Only STRIP 0.453% due 05/19/35	185	115
Series 2005-4 Class 3A1 4.956% due 07/19/35	1,750	1,262
Series 2005-5 Class 2A1B (Ê) Interest Only STRIP 0.523% due 07/19/45	340	103
Series 2005-10 Class 2A1A (Ê) Interest Only STRIP 0.543% due 11/19/35	2,162	1,309
Series 2005-10 Class 2A1B (Ê) Interest Only STRIP 0.613% due 11/19/35	786	281
Series 2005-14 Class 3A1A 5.314% due 12/19/35	597	466
Series 2005-15 Class 2A11 (Ê) Interest Only STRIP 0.501% due 10/20/45	1,185	656
Series 2005-16 Class 2A1A (Ê) Interest Only STRIP 0.473% due 01/19/36	454	251
Series 2005-16 Class 3A1B (Ê) Interest Only STRIP 0.573% due 01/19/36	915	277
Series 2006-1 Class 2A1A (Ê) Interest Only STRIP 0.473% due 03/19/36	1,673	934
Series 2006-5 Class 2A1A (Ê) 0.413% due 07/19/46	3,019	1,651
Series 2006-7 Class 2A1A (Ê) 0.433% due 09/19/46	1,639	903
Series 2006-9 Class 2A1A (Ê) 0.443% due 11/19/36	15,385	8,538

	Principal Amount ($) or Shares	Market Value $
Series 2006-10 Class 2A1A (Ê) 0.413% due 11/19/36	2,425	1,430
Series 2006-10 Class 2A1B (Ê) Interest Only STRIP 0.473% due 11/19/36	2,176	609
Series 2006-12 Class 2A2B (Ê) 0.483% due 01/19/38	4,865	1,592
Series 2006-14 Class 2A1A (Ê) Interest Only STRIP 0.383% due 01/25/47	6,128	3,434
Series 2006-14 Class 2A1B (Ê) Interest Only STRIP 0.433% due 01/25/47	1,686	407
Series 2007-1 Class 2A1A (Ê) Interest Only STRIP 0.361% due 04/19/38	1,639	855
Impac Secured Assets CMN Owner Trust (Ê) Series 2005-2 Class A1 0.551% due 03/25/36	868	420
Series 2006-4 Class A2A 0.311% due 01/25/37	68	65
Indymac Index Mortgage Loan Trust Series 2004-AR1 Class 2A 2.956% due 12/25/34	114	82
Series 2005-AR1 Class 1A1 3.261% due 08/25/35	3,970	2,302
Series 2005-AR2 Class 1A21 5.639% due 12/25/35	901	592
Series 2005-AR3 Class 1A1 3.096% due 01/25/36	1,113	698
Series 2006-AR1 Class 1A1A (Ê) 0.321% due 11/25/46	119	116
Series 2006-AR1 Class 1A4A (Ê) 0.401% due 11/25/46	8,529	3,011
Series 2006-AR2 Class A2 (Ê) 0.311% due 11/25/36	687	355
Series 2006-AR3 Class 2A1A (Ê) 0.401% due 01/25/37	7,816	3,941
Series 2006-AR4 Class A1B (Ê) 0.531% due 05/25/46	5,657	1,307
Series 2006-AR8 Class A2A3 (Ê) 0.351% due 07/25/46	1,967	1,947
Series 2006-AR9 Class 1A1 5.610% due 06/25/36	8,857	5,662
Series 2007-AR5 Class 1A1 5.559% due 05/25/37	9,034	4,825
JPMorgan Alternative Loan Trust Series 2006-A4 Class A7 6.300% due 09/25/36	15,975	7,876
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2001-CIB Class A2 6.044% due 11/15/35	351	358
Series 2001-CIB Class D 6.751% due 03/15/33	115	117
Series 2002-C1 Class A3 5.376% due 07/12/37	7,270	7,605

Russell Strategic Bond Fund	111

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2002-C2 Class A2 5.050% due 12/12/34	12,000	12,470
Series 2003-C1 Class A2 4.985% due 01/12/37	3,748	3,852
Series 2004-LN2 Class A1 4.475% due 07/15/41	3,568	3,619
Series 2005-LDP Class A3A1 4.871% due 10/15/42	4,125	4,181
Series 2005-LDP Class A4 4.918% due 10/15/42	1,595	1,606
Series 2005-LDP Class X1 (Þ) Interest Only STRIP 0.080% due 12/15/44	946,084	3,159
Series 2006-CB1 Class A4 5.814% due 06/12/43	11,910	11,949
5.552% due 05/12/45	3,960	3,797
Series 2006-LDP Class A3 5.336% due 05/15/47	5,313	4,804
Series 2006-LDP Class A3B 5.447% due 05/15/45	3,675	3,688
Series 2006-LDP Class A4 5.475% due 04/15/43	6,575	6,479
5.874% due 04/15/45	5,405	5,427
5.399% due 05/15/45	3,705	3,546
Series 2006-LDP Class AJ 5.874% due 04/15/45	2,650	1,623
Series 2007-CB1 Class A4 5.440% due 06/12/47	7,000	6,554
Series 2007-CB2 Class A4 5.794% due 02/12/51	6,270	5,862
Series 2007-CB2 Class AJ 6.098% due 02/12/51	1,475	722
Series 2007-LD1 Class A4 5.882% due 02/15/51	3,365	3,166
Series 2007-LDP Class A3 5.420% due 01/15/49	10,350	9,207
Series 2009-IWS Class A1 (Þ) 4.314% due 12/05/19	2,777	2,797
Series 2009-IWS Class A2 (Þ) 5.633% due 12/05/27	2,700	2,786
JPMorgan Mortgage Trust Series 2005-A1 Class 6T1 (Ê) 5.017% due 02/25/35	665	661
Series 2005-A4 Class 1A1 5.379% due 07/25/35	1,723	1,561
Series 2005-A4 Class 2A1 5.041% due 07/25/35	4,716	4,049
Series 2005-A6 Class 1A2 5.149% due 09/25/35	2,650	2,056
Series 2005-A8 Class 1A1 5.400% due 11/25/35	5,516	4,936
Series 2005-S3 Class 1A2 5.750% due 01/25/36	348	298
Series 2006-A2 Class 2A1 5.757% due 04/25/36	395	355
Series 2006-A3 Class 2A3 5.568% due 05/25/36	845	504
Series 2006-A6 Class 1A2 5.982% due 10/25/36	366	313

	Principal Amount ($) or Shares	Market Value $
Series 2006-S4 Class A6 6.000% due 01/25/37	193	186
Series 2007-A1 Class 1A1 (Ê) 4.016% due 07/25/35	554	507
Series 2007-A1 Class 2A2 (Ê) 3.568% due 07/25/35	991	928
Series 2007-A1 Class 4A2 (Ê) 4.069% due 07/25/35	503	471
Series 2007-A1 Class 5A2 (Ê) 3.728% due 07/25/35	963	894
Series 2007-A1 Class B1 4.397% due 07/25/35	156	19
Series 2007-A4 Class 3A3 5.873% due 06/25/37	7,201	6,231
Series 2007-S3 Class 1A8 6.000% due 08/25/37	13,851	11,905
LB Commercial Conduit Mortgage Trust Series 1999-C1 Class B 6.930% due 06/15/31	30	30
LB-UBS Commercial Mortgage Trust Series 2000-C4 Class A2 7.370% due 08/15/26	374	378
Series 2000-C4 Class B 7.480% due 07/15/32	55	56
Series 2000-C5 Class A2 6.510% due 12/15/26	326	334
Series 2001-C2 Class A2 6.653% due 11/15/27	14,645	15,287
Series 2002-C2 Class F 5.794% due 07/15/35	939	880
Series 2002-C2 Class G 5.873% due 07/15/35	1,433	1,183
Series 2002-C4 Class A5 4.853% due 09/15/31	1,000	1,045
Series 2003-C8 Class A2 4.207% due 11/15/27	116	117
Series 2004-C4 Class A2 4.567% due 06/15/29	1,372	1,384
Series 2006-C1 Class A4 5.156% due 02/15/31	4,500	4,569
Series 2006-C3 Class A4 5.661% due 03/15/39	3,130	3,140
Series 2006-C4 Class A4 5.882% due 06/15/38	2,975	2,965
Series 2007-C1 Class A3 5.398% due 02/15/40	3,355	3,381
Series 2007-C1 Class A4 5.424% due 02/15/40	7,565	6,845
Series 2007-C6 Class A4 5.858% due 07/15/40	3,990	3,607
Series 2007-C7 Class A3 5.866% due 09/15/45	7,270	6,802
Series 2007-C7 Class AM 6.166% due 09/15/45	1,130	887
Lehman Brothers Floating Rate Commercial Mortgage Trust (Ê)(Þ) Series 2006-LLF Class A2 0.353% due 09/15/21	1,802	1,604

112	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Lehman Mortgage Trust Series 2005-2 Class 2A3 5.500% due 12/25/35	660	579
Series 2005-3 Class 1A3 5.500% due 01/25/36	3,844	3,495
Series 2006-8 Class 2A1 (Ê) 0.651% due 12/25/36	8,783	4,315
Series 2007-8 Class 3A1 7.250% due 09/25/37	14,760	10,064
Lehman XS Trust (Ê) Series 2007-4N Class 3A2A 1.231% due 03/25/47	6,755	3,162
Series 2007-7N Class 1A2 0.471% due 06/25/47	10,367	3,720
Series 2007-16N Class 2A2 1.081% due 09/25/47	13,006	7,071
Luminent Mortgage Trust (Ê) Series 2006-1 Class A1 0.471% due 04/25/36	1,727	868
Series 2006-1 Class A2 0.551% due 04/25/36	8,199	1,692
Series 2006-2 Class A1A 0.431% due 02/25/46	3,192	1,703
Series 2006-3 Class 12A2 0.491% due 05/25/36	5,706	1,524
Series 2006-5 Class A1A 0.421% due 07/25/36	2,886	1,485
Series 2006-6 Class A1 0.431% due 10/25/46	1,295	743
Master Specialized Loan Trust (Þ) Series 2005-2 Class A2 5.150% due 07/25/35	520	459
Mastr Adjustable Rate Mortgages Trust Series 2004-10 Class 2A2 4.099% due 10/25/34	9	3
Series 2005-1 Class B1 3.838% due 03/25/35	1,138	144
Series 2005-6 Class 7A1 5.331% due 06/25/35	527	420
Series 2005-7 Class 2A2 5.307% due 09/25/35	1,870	511
Series 2006-1 Class I2A3 (Ê) 1.221% due 01/25/47	3,772	1,155
Series 2006-2 Class 3A1 4.844% due 01/25/36	457	387
Series 2006-2 Class 4A1 4.981% due 02/25/36	4,006	3,700
Series 2006-OA2 Class 4A1B (Ê) 1.681% due 12/25/46	12,994	5,253
Mastr Alternative Loans Trust Series 2003-4 Class B1 5.710% due 06/25/33	1,525	996
Series 2003-6 Class 3A1 8.000% due 09/25/33	75	74
Series 2004-10 Class 5A6 5.750% due 09/25/34	2,186	2,135

	Principal Amount ($) or Shares	Market Value $
Mastr Asset Securitization Trust (Ê) Series 2003-7 Class 4A35 0.631% due 09/25/33	1,190	1,120
Series 2003-11 Class 6A8 0.731% due 12/25/33	2,313	2,143
Series 2004-4 Class 2A2 0.681% due 04/25/34	383	355
Series 2005-2 Class 1A1 5.250% due 11/25/35	878	802
Mastr Reperforming Loan Trust (Þ) Series 2005-1 Class 1A5 8.000% due 08/25/34	801	764
Series 2005-2 Class 1A4 8.000% due 05/25/35	1,367	1,294
Mellon Residential Funding Corp. (Ê) Series 2000-TBC Class A1 0.712% due 06/15/30	766	644
Merrill Lynch Alternative Note Asset (Ê) Series 2007-OAR Class A1 0.421% due 07/25/47	345	180
Merrill Lynch Floating Trust (Ê)(Þ) Series 2006-1 Class A1 0.302% due 06/15/22	2,381	2,163
Merrill Lynch Mortgage Investors, Inc. Series 2005-A2 Class A2 3.098% due 02/25/35	780	701
Series 2005-A8 Class A1B1 5.250% due 08/25/36	130	129
Series 2005-A10 Class A (Ê) 0.441% due 02/25/36	628	432
Series 2006-AF1 Class AF2B 6.250% due 08/25/36	1,853	1,455
Merrill Lynch Mortgage Trust 0.770% due 01/01/21	4,800	4,146
Series 2002-MW1 Class J (Þ) 5.695% due 07/12/34	740	271
Series 2004-MKB Class A2 4.353% due 02/12/42	870	878
Series 2005-CIP Class A2 4.960% due 07/12/38	75	77
Series 2005-CIP Class AM 5.107% due 07/12/38	2,130	1,899
Series 2005-CKI Class A6 5.233% due 11/12/37	250	258
Series 2005-LC1 Class A4 5.291% due 01/12/44	105	109
Series 2006-C1 Class A4 5.656% due 05/12/39	825	842
Series 2006-C1 Class ASB 5.656% due 05/12/39	215	220
Series 2007-C1 Class AM 5.828% due 06/12/50	360	279
Series 2008-C1 Class A4 5.690% due 02/12/51	3,240	2,941
Series 2008-C1 Class AJ 6.266% due 02/12/51	3,245	1,604

Russell Strategic Bond Fund	113

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-5 Class A4 5.378% due 08/12/48	1,880	1,525
Series 2007-6 Class A4 5.485% due 03/12/51	900	745
Series 2007-7 Class A4 5.747% due 06/12/50	7,870	6,790
Series 2007-8 Class A3 5.957% due 08/12/49	1,100	1,008
MLCC Mortgage Investors, Inc. (Ê) Series 2004-HB1 Class A2 0.770% due 04/25/29	212	160
Series 2005-2 Class 3A 1.231% due 10/25/35	242	192
Series 2005-3 Class 5A 0.481% due 11/25/35	1,157	967
Morgan Stanley Capital I Series 1999-FNV Class G (Þ) 6.120% due 03/15/31	592	588
Series 2004-IQ8 Class A3 4.500% due 06/15/40	3	3
Series 2004-T15 Class A3 5.030% due 06/13/41	2,500	2,580
Series 2005-HQ7 Class A4 5.207% due 11/14/42	4,000	4,083
Series 2005-IQ1 Class AAB 5.178% due 09/15/42	4,115	4,255
Series 2006-HQ1 Class A4 5.328% due 11/12/41	1,975	1,907
Series 2006-HQ9 Class A4 5.731% due 07/12/44	4,089	4,113
Series 2006-IQ1 Class A4 5.771% due 10/15/42	10,000	10,029
Series 2006-T23 Class A1 5.682% due 08/12/41	51	53
Series 2007-HQ1 Class A3 5.569% due 12/15/44	2,015	1,687
Series 2007-HQ1 Class D (Þ) 6.302% due 12/15/44	2,092	421
Series 2007-IQ1 Class A4 5.364% due 03/15/44	4,921	4,457
5.692% due 04/15/49	1,950	1,712
5.809% due 12/12/49	8,460	7,817
Series 2007-IQ1 Class AM 5.406% due 03/15/44	2,630	1,862
Series 2007-T27 Class A1 5.606% due 06/11/42	2,144	2,221
Morgan Stanley Dean Witter Capital I (Þ) Series 2001-TOP Class E 7.363% due 02/15/33	280	262
Morgan Stanley Mortgage Loan Trust Series 2006-2 Class 6A 6.500% due 02/25/36	2,671	2,026
Morgan Stanley Reremic Trust (Þ) Series 2009-GG1 Class A4B 5.805% due 08/12/45	8,790	6,104

	Principal Amount ($) or Shares	Market Value $
MortgageIT Trust (Ê) Series 2006-1 Class 2A1B 0.511% due 04/25/36	3,361	878
Nomura Asset Acceptance Corp. Series 2005-WF1 Class 2A2 4.786% due 03/25/35	1,235	1,143
Series 2006-AP1 Class A2 5.515% due 01/25/36	6,622	3,990
PHH Alternative Mortgage Trust (Ê) Series 2007-3 Class A1 0.341% due 07/25/37	3,372	2,866
Prime Mortgage Trust Series 2004-CL1 Class 1A1 6.000% due 02/25/34	232	238
Series 2004-CL1 Class 1A2 (Ê) 0.631% due 02/25/34	107	97
Series 2004-CL1 Class 2A2 (Ê) 0.631% due 02/25/19	22	21
Series 2006-CL1 Class A1 (Ê) 0.731% due 02/25/35	1,785	1,251
RESI Finance, LP (Ê)(Þ) Series 2003-D Class B3 1.531% due 12/10/35	1,902	1,069
Series 2003-D Class B4 1.731% due 12/10/35	2,212	1,086
Series 2007-B Class B5 Interest Only STRIP 1.333% due 04/15/39	2,760	31
Residential Accredit Loans, Inc. Series 2003-QS1 Class A12 (Ê) Interest Only STRIP 7.819% due 05/25/33	4,798	1,036
Series 2004-QS5 Class A1 4.600% due 04/25/34	948	913
Series 2004-QS5 Class A6 (Ê) 0.831% due 04/25/34	322	243
Series 2004-QS8 Class A4 (Ê) 0.631% due 06/25/34	1,673	1,433
Series 2005-QA1 Class A41 5.661% due 09/25/35	1,309	892
Series 2005-QA8 Class NB3 5.474% due 07/25/35	1,656	1,096
Series 2005-QO4 Class 2A1 (Ê) 0.511% due 12/25/45	2,059	1,141
Series 2005-QO5 Class A1 (Ê) 1.481% due 01/25/46	4,795	2,596
Series 2005-QS1 Class 2A1 6.000% due 09/25/35	4,213	3,115
Series 2005-QS1 Class 2A3 5.750% due 09/25/35	10,025	7,709
Series 2005-QS7 Class A1 5.500% due 06/25/35	705	596
Series 2006-QO1 Class 1A1 (Ê) 0.491% due 02/25/46	470	194
Series 2006-QO1 Class 2A1 (Ê) 0.501% due 02/25/46	553	212
Series 2006-QO1 Class A1 (Ê) 0.391% due 01/25/37	665	369

114	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-QO1 Class A2 (Ê) 0.431% due 01/25/37	4,435	997
Series 2006-QO4 Class 2A2 (Ê) 0.471% due 04/25/46	1,033	248
Series 2006-QO5 Class 2A2 (Ê) 0.461% due 05/25/46	10,626	2,080
Series 2006-QO7 Class 3A1 (Ê) 0.331% due 09/25/46	6,500	6,179
Series 2006-QS6 Class 1A13 6.000% due 06/25/36	2,579	1,853
Series 2007-QH9 Class A1 6.501% due 11/25/37	14,412	7,106
Series 2007-QO4 Class A1 (Ê) 0.431% due 05/25/47	26,050	13,555
Series 2007-QS6 Class A1 (Ê) 0.561% due 04/25/37	15,656	6,099
Residential Asset Mortgage Products, Inc. Series 2004-SL1 Class A3 7.000% due 11/25/31	24	24
Series 2004-SL4 Class A3 6.500% due 07/25/32	261	258
Residential Asset Securitization Trust Series 2003-A15 Class 1A2 (Ê) 0.681% due 02/25/34	2,083	1,856
Series 2005-A14 Class A5 5.500% due 12/25/35	4,306	3,390
Series 2006-A11 Class 1A4 6.250% due 10/25/36	594	336
Series 2007-A5 Class 2A3 6.000% due 05/25/37	1,491	1,112
Series 2007-A9 Class A6 6.250% due 09/25/37	10,438	7,169
Residential Funding Mortgage Securities I Series 2003-S5 Class 1A2 (Ê) 0.681% due 11/25/18	756	751
Series 2003-S14 Class A5 (Ê) 0.631% due 07/25/18	1,586	1,284
Series 2003-S20 Class 1A7 (Ê) 0.731% due 12/25/33	23	23
Series 2005-SA4 Class 1A21 5.201% due 09/25/35	2,036	1,481
Series 2005-SA4 Class 2A1 5.215% due 09/25/35	3,123	2,610
Series 2005-SA4 Class 2A2 5.192% due 09/25/35	3,544	3,003
Series 2006-SA3 Class 3A1 6.037% due 09/25/36	1,286	944
Series 2006-SA4 Class 2A1 6.099% due 11/25/36	885	653
Series 2007-S5 Class A9 6.000% due 05/25/37	875	533
Series 2007-S9 Class 1A1 6.000% due 10/25/37	3,877	2,983
Resix Finance, Ltd. Credit-Linked Notes (Ê)(Þ) Series 2003-D Class B7 Interest Only STRIP 5.981% due 12/10/35	2,212	734

	Principal Amount ($) or Shares	Market Value $
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-C1 Class C 6.729% due 12/18/35	105	106
Series 2001-C2 Class C 0.010% due 11/13/36	1,600	1,668
SBA CMBS Trust (Þ) Series 2006-1A Class B 5.451% due 11/15/36	3,725	3,841
Series 2006-1A Class D 5.852% due 11/15/36	350	361
Sequoia Mortgage Trust (Ê) Series 2004-3 Class A 0.929% due 05/20/34	1,922	1,520
Structured Adjustable Rate Mortgage Loan Trust Series 2004-5 Class 3A1 2.961% due 05/25/34	2,201	1,983
Series 2004-12 Class 3A2 3.078% due 09/25/34	936	814
Series 2004-16 Class 3A1 3.012% due 11/25/34	4,242	3,594
Series 2004-18 Class 5A 5.500% due 12/25/34	497	454
Series 2004-20 Class 3A1 2.816% due 01/25/35	2,030	1,710
Series 2005-7 Class 1A3 3.185% due 04/25/35	1,197	840
Series 2005-17 Class 3A1 5.198% due 08/25/35	47	34
Series 2005-19X Class 1A1 (Ê) 0.551% due 10/25/35	592	351
Series 2005-21 Class 7A1 5.991% due 11/25/35	16,234	12,954
Series 2005-22 Class 4A2 5.336% due 12/25/35	149	28
Series 2006-1 Class 2A3 5.665% due 02/25/36	1,385	188
Series 2006-5 Class 5A4 5.495% due 06/25/36	335	56
Series 2006-12 Class 2A1 5.818% due 01/25/37	4,893	3,077
Structured Asset Mortgage Investments, Inc. (Ê) Series 2005-AR5 Class A3 0.479% due 07/19/35	334	274
Series 2005-AR8 Class A2 2.024% due 02/25/36	2,980	1,588
Series 2006-AR1 Class 2A1 0.461% due 02/25/36	775	467
Series 2006-AR1 Class 3A1 0.461% due 02/25/36	608	338
Series 2006-AR2 Class A2 0.541% due 02/25/36	310	88
Series 2006-AR3 Class 3A1 0.421% due 02/25/36	715	349
Series 2006-AR6 Class 1A3 0.421% due 07/25/46	1,484	727

Russell Strategic Bond Fund	115

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-AR7 Class A12 0.481% due 08/25/36	4,959	1,099
Series 2006-AR8 Class A1A 0.431% due 10/25/36	7,360	3,906
Series 2007-AR1 Class 1A2 0.431% due 01/25/37	5,185	1,397
Series 2007-AR4 Class A4A 0.411% due 09/25/47	6,473	3,324
Structured Asset Securities Corp. Series 2003-26A Class 3A5 3.160% due 09/25/33	2,577	2,321
Series 2004-12H Class 1A 6.000% due 05/25/34	303	277
Series 2004-21X Class 1A3 4.440% due 12/25/34	195	194
Series 2005-6 Class B2 Interest Only STRIP 5.316% due 05/25/35	366	37
Suntrust Adjustable Rate Mortgage Loan Trust (Ê) Series 2007-2 Class 3A3 5.689% due 04/25/37	15,005	12,003
Suntrust Alternative Loan Trust (Ê) Series 2006-1F Class 3A 0.581% due 04/25/36	1,296	400
Thornburg Mortgage Securities Trust (Ê) Series 2003-2 Class A1 0.911% due 04/25/43	829	710
Series 2006-5 Class A1 0.351% due 10/25/46	4,438	4,290
Series 2006-6 Class A1 0.341% due 11/25/46	1,218	1,195
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class A2 4.368% due 08/15/41	5,103	5,097
Series 2005-C16 Class A2 4.380% due 10/15/41	1,436	1,462
Series 2005-C20 Class A4 5.238% due 07/15/42	4,215	4,252
Series 2005-C20 Class A5 5.087% due 07/15/42	60	61
Series 2005-C21 Class A4 5.208% due 10/15/44	5,500	5,731
Series 2006-C28 Class A2 5.500% due 10/15/48	360	369
Series 2006-C28 Class A4 5.572% due 10/15/48	120	114
Series 2006-C29 Class E 5.516% due 11/15/48	2,682	430
Series 2006-WL7 Class A1 (Ê)(þ) 0.322% due 09/15/21	9,890	8,682
Series 2007-C31 Class A4 5.509% due 04/15/47	684	569
Series 2007-WHL Class A1 (Ê)(þ) 0.313% due 06/15/20	3,222	2,753

	Principal Amount ($) or Shares	Market Value $
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4 Class CB11 5.500% due 06/25/35	1,200	920
Series 2006-1 Class 4CB 6.500% due 02/25/36	14,024	10,501
Series 2006-5 Class 3A2 6.000% due 07/25/36	491	359
Series 2006-AR2 Class A1A (Ê) 1.484% due 04/25/46	1,553	770
Series 2006-AR6 Class 1A (Ê) 0.421% due 07/25/46	762	397
Series 2006-AR8 Class 2A (Ê) 1.081% due 10/25/46	2,591	1,167
Series 2006-AR9 Class 2A (Ê) 1.384% due 11/25/46	2,966	1,338
Series 2007-OA1 Class 2A (Ê) 0.951% due 12/25/46	20,816	9,481
Series 2007-OA1 Class CA1C (Ê) 0.471% due 12/25/46	3,105	189
Washington Mutual Mortgage Pass Through Certificates Series 2002-AR9 Class 1A (Ê) 1.881% due 08/25/42	177	132
Series 2003-S9 Class A2 (Ê) 0.781% due 10/25/33	1,540	1,517
Series 2004-AR1 Class A 3.598% due 03/25/34	191	177
Series 2004-AR3 Class A2 3.133% due 06/25/34	2,486	2,388
Series 2004-CB3 Class 1A 6.000% due 10/25/34	314	304
Series 2005-AR1 Class 1A1 4.825% due 10/25/35	1,431	1,388
5.047% due 12/25/35	1,098	1,015
Series 2005-AR1 Class A1A (Ê) 0.551% due 08/25/45	1,047	786
Series 2005-AR1 Class A1A1 (Ê) 0.521% due 10/25/45	3,205	2,295
0.491% due 11/25/45	11,993	9,103
0.501% due 12/25/45	373	283
Series 2005-AR1 Class A1A2 (Ê) 0.511% due 11/25/45	928	559
0.521% due 12/25/45	1,462	999
Series 2005-AR1 Class A1B1 (Ê) 0.481% due 11/25/45	170	166
0.481% due 12/25/45	655	640
Series 2005-AR6 Class B3 (Ê) 0.891% due 04/25/45	1,725	65
Series 2005-AR8 Class 2A1A (Ê) 0.521% due 07/25/45	893	651
Series 2006-AR1 Class 1A1 5.921% due 09/25/36	1,516	1,133
Series 2006-AR1 Class 1A4 5.605% due 11/25/36	6,670	5,050
Series 2006-AR1 Class 2A (Ê) 3.594% due 09/25/46	509	328

116	Russell Strategic Bond Fund

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Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-AR1 Class 3A1A (Ê) 1.464% due 09/25/46	1,340	733
Series 2006-AR2 Class 1A1 5.281% due 03/25/37	8,873	7,216
Series 2006-AR7 Class 2A (Ê) 1.524% due 07/25/46	8,922	5,349
Series 2006-AR8 Class 1A5 5.845% due 08/25/46	242	53
Series 2006-AR8 Class 2A3 (Ê) 6.110% due 08/25/36	165	33
Series 2007-HY3 Class 4A1 5.313% due 03/25/37	7,568	6,343
Series 2007-HY3 Class 4B1 5.313% due 03/25/37	1,762	162
Series 2007-HY4 Class 1A1 (Ê) 5.450% due 04/25/37	1,910	1,356
Series 2007-OA2 Class 1A (Ê) 1.244% due 03/25/47	2,157	1,130
Wells Fargo Alternative Loan Trust Series 2007-PA2 Class 1A1 6.000% due 06/25/37	2,382	1,714
Series 2007-PA6 Class A1 6.515% due 12/28/37	11,616	8,264
Wells Fargo Mortgage Backed Securities Trust Series 2003-K Class 1A2 (Ê) 4.471% due 11/25/33	462	460
Series 2004-AA Class A1 (Ê) 4.980% due 12/25/34	1,413	1,332
Series 2004-CC Class A1 (Ê) 4.940% due 01/25/35	2,321	2,178
Series 2004-E Class A2 (Ê) 4.500% due 05/25/34	316	314
Series 2004-EE Class 2A1 (Ê) 3.095% due 12/25/34	121	114
Series 2004-H Class A1 (Ê) 4.528% due 06/25/34	214	213
Series 2004-I Class 1A1 3.421% due 07/25/34	1,159	1,132
Series 2004-T Class A1 (Ê) 3.242% due 09/25/34	312	306
Series 2005-12 Class 1A7 5.500% due 11/25/35	1,874	960
Series 2005-14 Class 2A1 5.500% due 12/25/35	3,188	2,962
Series 2005-17 Class 1A1 5.500% due 01/25/36	1,755	1,648
Series 2005-17 Class 1A2 5.500% due 01/25/36	1,450	912
Series 2005-18 Class 1A1 5.500% due 01/25/36	6,976	6,482
Series 2005-AR1 Class 1A1 (Ê) 4.605% due 06/25/35	1,145	1,130
Series 2005-AR1 Class 2A1 3.177% due 10/25/35	9,597	8,397
Series 2005-AR1 Class A2 (Ê) 5.386% due 08/25/35	5,243	5,247

	Principal Amount ($) or Shares	Market Value $
Series 2005-AR2 Class 2A2 (Ê) 3.741% due 03/25/35	98	88
Series 2006-2 Class 2A3 5.500% due 03/25/36	3,037	2,710
Series 2006-2 Class 3A1 5.750% due 03/25/36	8,273	7,111
Series 2006-4 Class 1A8 5.750% due 04/25/36	690	646
Series 2006-4 Class 2A3 5.750% due 04/25/36	630	233
Series 2006-7 Class 2A1 6.000% due 06/25/36	2,254	1,892
Series 2006-10 Class A19 6.000% due 08/25/36	1,515	1,442
Series 2006-16 Class A15 5.000% due 11/25/36	3,845	3,603
Series 2006-AR1 Class 1A2 (Ê) 6.022% due 09/25/36	678	169
Series 2006-AR1 Class 2A2 5.706% due 11/25/36	641	184
Series 2006-AR1 Class 2A4 (Ê) 6.054% due 10/25/36	1,046	239
Series 2006-AR1 Class 5A1 (Ê) 5.587% due 07/25/36	1,565	1,283
Series 2006-AR1 Class A1 5.316% due 10/25/36 (Ê)	15,039	11,780
5.616% due 12/25/36	3,853	3,469
Series 2006-AR1 Class A7 5.496% due 08/25/36	3,018	1,096
Series 2006-AR2 Class 2A1 4.950% due 03/25/36	2,485	2,200
Series 2006-AR4 Class 1A1 (Ê) 5.875% due 04/25/36	2,192	1,894
Series 2006-AR4 Class 2A1 (Ê) 5.771% due 04/25/36	3,706	3,220
Series 2006-AR5 Class 2A1 (Ê) 5.541% due 04/25/36	633	517
Series 2006-AR6 Class 7A1 (Ê) 5.112% due 03/25/36	9,634	8,685
Series 2007-8 Class 1A16 6.000% due 07/25/37	776	636
Series 2007-10 Class 2A5 6.250% due 07/25/37	1,834	1,656
Series 2007-11 Class A90 6.000% due 08/25/37	2,245	2,007
Series 2007-13 Class A1 6.000% due 09/25/37	3,833	3,785
Series 2007-14 Class 1A1 6.000% due 10/25/37	4,876	4,411

		3,145,700

Municipal Bonds - 1.0%
Chicago Transit Authority Revenue Bonds 6.300% due 12/01/21	500	535
6.899% due 12/01/40	5,200	5,670

Russell Strategic Bond Fund	117

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Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

City of Chicago Illinois General Obligation Unlimited (µ) 5.000% due 12/01/24		17,715	18,807
City of Colorado Springs Colorado Revenue Bonds 5.000% due 11/15/33		200	208
County of Cook Illinois General Obligation Unlimited (µ) 5.000% due 11/15/26		15,000	15,723
Iowa Tobacco Settlement Authority Revenue Bonds 6.500% due 06/01/23		405	342
Massachusetts Educational Financing Authority (Ê) Series 2008-1 Class A1 1.199% due 04/25/38		4,656	4,680
New Jersey Economic Development Authority Revenue Bonds 5.750% due 06/15/34		980	913
Public Power Generation Agency Revenue Bonds 7.242% due 01/01/41		100	100
San Diego Tobacco Settlement Revenue Funding Corp. Revenue Bonds 7.125% due 06/01/32		1,125	902
State of California General Obligation Unlimited
7.500% due 04/01/34		4,725	4,668
5.650% due 04/01/39 (Ê)		700	727
7.550% due 04/01/39		12,680	12,446
State of Illinois General Obligation Unlimited 4.071% due 01/01/14		600	609
State of Louisiana Revenue Bonds (Ê) 3.000% due 05/01/43		4,200	4,243
State of Texas General Obligation Unlimited 4.750% due 04/01/35		600	600
Tobacco Settlement Finance Authority of West Virginia Revenue Bonds 7.467% due 06/01/47		2,400	1,932
Tobacco Settlement Financing Corp. Revenue Bonds 5.500% due 06/01/26		1,500	1,672

			74,777

Non-US Bonds - 0.9%
Asian Development Bank 6.000% due 01/20/15	AUD	3,790	3,381
Brazil Notas do Tesouro Nacional Serie F Series NTNF 10.000% due 01/01/17	BRL	19,200	8,867
Bundesrepublik Deutschland Series 08 4.250% due 07/04/18	EUR	555	838
Byggingarsjodur Verkamanna Series 2 3.750% due 04/15/34	ISK	361,847	2,798

	Principal Amount ($) or Shares		Market Value $
Series 3 3.750% due 06/15/44	ISK	710,204	5,509
Canadian Government Bond 2.000% due 12/01/14	CAD	4,000	3,665
4.500% due 06/01/15	CAD	400	410
Cemex SAB de CV 4.750% due 03/05/14	EUR	340	395
Colombia Government International Bond 9.850% due 06/28/27	COP	8,858,000	5,151
Federative Republic of Brazil 12.500% due 01/05/22	BRL	2,500	1,542
10.250% due 01/10/28	BRL	2,600	1,390
France Government Bond 3.750% due 10/25/19	EUR	2,350	3,317
Hellas Telecommunications Luxembourg V (Ê) Series REGS 4.684% due 10/15/12	EUR	1,875	1,989
Impress Holdings BV (Ê) Series REGS 3.809% due 09/15/13	EUR	875	1,159
Kreditanstalt fuer Wiederaufbau 6.000% due 03/28/17	AUD	1,680	1,465
Mexican Bonos Desarr 8.500% due 11/18/38	MXN	80,485	6,016
New South Wales Treasury Corp. 5.250% due 05/01/13	AUD	955	848
Rhodia SA (Ê) Series REGS 3.434% due 10/15/13	EUR	1,500	1,929
United Kingdom Gilt 4.500% due 03/07/13	GBP	9,000	15,396

			66,065

United States Government Agencies - 1.7%
Fannie Mae 5.250% due 08/01/12		2,290	2,487
Federal Home Loan Banks 0.500% due 05/10/11		11,150	11,156
4.500% due 09/13/19		18,700	19,522
Federal Home Loan Mortgage Corp. 2.125% due 09/21/12 (Ñ)		5,185	5,289
2.875% due 02/09/15		14,155	14,296
5.300% due 12/01/15		8,300	9,285
Federal National Mortgage Association (Ñ) Zero coupon due 10/09/19		16,500	9,608
Freddie Mac
4.500% due 04/02/14		12,000	12,903
5.000% due 11/13/14		34,600	38,193
5.000% due 04/18/17		4,600	5,055
Small Business Administration Participation Certificates Series 1997-20D Class 1 7.500% due 04/01/17		1,087	1,202

118	Russell Strategic Bond Fund

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Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Tennessee Valley Authority 5.500% due 07/18/17	3,000	3,373

		132,369

United States Government Treasuries - 6.1%
United States Treasury
Principal Only STRIP
Zero coupon due 05/15/21	2,000	1,252
Zero coupon due 11/15/21	24,142	14,651
Zero coupon due 11/15/26	3,400	1,571
Zero coupon due 08/15/27	4,100	1,823
Zero coupon due 11/15/27	12,175	5,342
United States Treasury Inflation Indexed Bonds 1.625% due 01/15/15	3,965	4,168
2.000% due 01/15/16	13,264	14,197
2.500% due 07/15/16	6,427	7,095
1.375% due 01/15/20	9,277	9,351
2.000% due 01/15/26	1,962	2,005
1.750% due 01/15/28	40,143	39,165
United States Treasury Notes
0.650% due 07/31/11	9,300	9,364
0.690% due 08/31/11	58,900	59,277
0.790% due 10/31/11	3,900	3,921
0.750% due 11/30/11 (Ñ)	4,925	4,926
0.880% due 12/31/11	8,565	8,599
1.375% due 01/15/13	13,560	13,562
2.625% due 06/30/14	60,045	61,448
2.625% due 12/31/14 (Ñ)	19,475	19,760
2.250% due 01/31/15	11,745	11,690
2.750% due 11/30/16	800	786
3.250% due 12/31/16	1,785	1,805
3.125% due 01/31/17	11,500	11,531
3.750% due 11/15/18	45,900	46,847
3.375% due 11/15/19	7,960	7,807
8.000% due 11/15/21	13,285	18,427
5.375% due 02/15/31	700	792
4.750% due 02/15/37	3,600	3,765
4.375% due 02/15/38 (Ñ)	100	98
4.500% due 05/15/38	3,200	3,208
3.500% due 02/15/39	10,800	9,048
4.250% due 05/15/39	8,000	7,665
4.500% due 08/15/39	22,955	22,926
4.375% due 11/15/39	38,600	37,756

		465,628

Total Long-Term Investments (cost $7,119,775)		6,876,960

Common Stocks - 0.0%
Consumer Discretionary - 0.0%
SuperMedia, Inc. (Æ)	11,061	402
World Color Press, Inc. (Æ)	18,544	89

Total Common Stocks (cost $332)		491

	Principal Amount ($) or Shares	Market Value $
Investments in Other Funds - 0.2%
Financial Services - 0.2%
PIMCO Developing Local Markets Fund	3,047,310	16,455

Total Investments in Other Funds (cost $16,191)		16,455

Preferred Stocks - 0.1%
Consumer Discretionary - 0.0%
Motors Liquidation Co.	420,000	2,625

Financial Services - 0.1%
DG Funding Trust (Å)	479	4,244
Federal Home Loan Mortgage Corp.	479,700	504
Federal National Mortgage Association (Æ)	267,075	291

		5,039

Producer Durables - 0.0%
Nexen, Inc.	9,850	235

Total Preferred Stocks (cost $24,210)		7,899

Warrants & Rights - 0.0%
Charter Communications, Inc. (Æ) 2014 Warrants	13	79

Total Warrants & Rights (cost $72)		79

Short-Term Investments - 12.1%
American Electric Power Co., Inc. Series C 5.375% due 03/15/10	140	141
American Honda Finance Corp. (Ê)(Þ) 0.325% due 02/09/10	1,600	1,600
AT&T, Inc.(Ê) 0.378% due 02/05/10	200	200
Calyon 0.100% due 02/22/10	16,410	16,408
Capmark Financial Group, Inc. 3.114% due 05/10/10	2,870	832
Comerica Bank (Ê) Series BKNT 0.328% due 05/10/10	500	499
Credit Agricole SA(Ê)(Þ) 0.304% due 05/28/10	2,700	2,700
Developers Diversified Realty Corp.
5.000% due 05/03/10	1,410	1,411
4.625% due 08/01/10	2,726	2,714
Discover Financial Services (Ê) Series WI 0.784% due 06/11/10	7,155	7,104
Federal Home Loan Bank Discount Notes (ç)(ž) Zero coupon due 02/10/10	20,385	20,385
Zero coupon due 02/12/10	14,045	14,045
Zero coupon due 02/19/10	42,965	42,964
Zero coupon due 02/24/10	1,800	1,800

Russell Strategic Bond Fund	119

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Federal National Mortgage Association Discount Notes (ç)
Zero coupon due 02/01/10	14,435	14,435
Zero coupon due 02/04/10	11,000	11,000
Fifth Third Bank Series BKNT 4.200% due 02/23/10	2,755	2,760
Ford Motor Credit Co. LLC 7.875% due 06/15/10	200	202
8.625% due 11/01/10	100	103
Freddie Mac Discount Notes (ç) Zero coupon due 02/23/10	24,000	23,999
GMAC LLC 5.750% due 05/21/10	400	555
Goldman Sachs Group, Inc. (The) 4.500% due 06/15/10	1,650	1,674
HSBC Finance Corp. (Ê) 0.524% due 05/10/10	1,300	1,300
International Lease Finance Corp. 5.000% due 04/15/10	730	725
KeyBank NA (Ê) Series BKNT 2.507% due 06/02/10	4,100	4,120
Keycorp (Ê) 0.915% due 11/22/10	7,060	9,195
Korea Development Bank/Republic of Korea (Ê) 0.391% due 04/06/10	8,900	8,867
Kraft Foods, Inc. (Ê) 0.750% due 08/11/10	10,000	9,995
Lehman Brothers Holdings, Inc. (Ø)(Æ) 2.951% due 05/25/10	1,300	268
Lincoln National Corp. (Ê) 0.334% due 03/12/10	3,095	3,092
Lloyds Bank PLC Zero coupon due 02/23/10	24,630	24,627
Mandalay Resort Group (Ñ) 9.375% due 02/15/10	6,000	6,000
Marsh & McLennan Cos., Inc. 5.150% due 09/15/10	650	665
Martin Marietta Materials, Inc. (Ê) 0.399% due 04/30/10	4,295	4,280
Masco Corp. (Ê) 0.554% due 03/12/10	5,687	5,678
Metropolitan Life Global Funding I (Ê)(Þ) 0.313% due 05/17/10	5,100	5,098
Morgan Stanley (Ê) 2.350% due 05/14/10	4,400	4,426
National City Bank (Ê) Series BKNT 0.348% due 06/18/10	2,830	2,826
National City Corp. (Ê) 0.424% due 06/16/10	460	459
Nationwide Life Global Funding I (Ê)(Þ) 0.661% due 08/27/10	545	545
Nippon Life Insurance Co. (Þ) 4.875% due 08/09/10	3,250	3,295

	Principal Amount ($) or Shares	Market Value $
Nisource Finance Corp. 7.875% due 11/15/10	1,855	1,946
Nuveen Investments, Inc. 5.000% due 09/15/10	6,550	6,517
Power Contract Financing LLC (Þ) 6.256% due 02/01/10	297	297
Protective Life Secured Trusts (Ê) 0.391% due 11/09/10	4,600	4,585
Rabobank USA Financial Corp. Zero coupon due 02/04/10	27,425	27,425
Reckson Operating Partnership, LP 5.150% due 01/15/11	592	591
Russell U.S. Cash Management Fund (£)	535,186,312	535,186
SLM Corp. 0.409% due 07/26/10 (Ê)	1,250	1,229
Series MTNA 4.500% due 07/26/10	2,160	2,171
Small Business Administration Series 2000-P10 Class 1 7.449% due 08/10/10	46	47
Sprint Capital Corp. (Ñ) 7.625% due 01/30/11	2,795	2,833
Sprint Nextel Corp. (Ê) 0.651% due 06/28/10	3,775	3,728
United States Treasury Bills (ç)(ž) 0.020% due 02/11/10	29,800	29,800
0.023% due 02/11/10	3,400	3,400
0.046% due 02/18/10	2,000	2,000
0.061% due 03/04/10	28,393	28,392
0.030% due 03/11/10	300	300
0.041% due 03/18/10	12,250	12,249
0.046% due 03/18/10	360	360
0.055% due 03/25/10	20	20
0.070% due 03/25/10	280	280
0.196% due 04/01/10	67	67
0.198% due 04/01/10	328	328
0.060% due 05/13/10	55	55
0.137% due 07/15/10	3,500	3,498
United States Treasury Inflation Indexed Bonds 0.875% due 04/15/10	4,568	4,584

Total Short-Term Investments (cost $936,726)		934,880

Repurchase Agreements - 4.3%
Agreement with Bank of America Corp. and State Street Bank and Co. (Tri-Party) of $161,700 dated January 29, 2010, at 0.110% to be repurchased at $161,701 on February 1, 2010 collateralized by: $164,423 par various United States Treasury Obligations, valued at $165,142	161,700	161,700

120	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Agreement with Barclays Capital Inc. and State Street Bank and Co. (Tri-Party) of $161,700 dated January 29, 2010, at 0.110% to be repurchased at $161,701 on February 1, 2010 collateralized by: $135,520 par various United States Treasury Obligations, valued at $166,851	161,700	161,700
Agreement with Deutsche Bank Securities Inc. and State Street Bank and Co. (Tri-Party) of $10,600 dated January 29, 2010, at 0.100% to be repurchased at $10,600 on February 1, 2010 collateralized by: $10,996 par various United States Treasury Obligations, valued at $10,776	10,600	10,600

Total Repurchase Agreements (cost $334,000)		334,000

Other Securities - 2.8%
Russell U.S. Cash Collateral Fund (×)	126,881,387	126,881
State Street Securities Lending Quality Trust (×)	89,517,456	89,242

Total Other Securities (cost $216,398)		216,123

Total Investments - 108.7% (identified cost $8,647,704)		8,386,887

Other Assets and Liabilities, Net - (8.7%)		(672,078)

Net Assets - 100.0%		7,714,809

See accompanying notes which are an integral part of the Quarterly Report.

Russell Strategic Bond Fund	121

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Euribor Futures (Germany)	56	EUR	13,904	03/10	198
Euro-Bobl Futures (Germany)	1,508	EUR	180,084	03/10	1,669
Eurodollar Futures (CME)	1,394	USD	347,490	03/10	2,152
Eurodollar Futures (CME)	1,411	USD	351,322	06/10	1,346
Eurodollar Futures (CME)	135	USD	33,532	09/10	114
Eurodollar Futures (CME)	396	USD	98,020	12/10	809
Eurodollar Futures (CME)	106	USD	23,136	03/11	23
Eurodollar Futures (CME)	106	USD	26,036	06/11	20
Eurodollar Futures (CME)	106	USD	25,943	09/11	17
Eurodollar Futures (CME)	106	USD	25,854	12/11	16
Three Month Short Sterling Interest Rate Futures (UK)	16	GBP	1,987	03/10	43
Three Month Short Sterling Interest Rate Futures (UK)	33	GBP	4,092	06/10	85
United States Treasury Bonds	1,755	USD	208,517	03/10	(367)
United States Treasury 2 Year Notes	1,774	USD	386,649	03/10	1,074
United States Treasury 5 Year Notes	3,748	USD	436,495	03/10	1,751
United States Treasury 10 Year Notes	4,974	USD	587,710	03/10	2,557

Short Positions
Euro-Bund Futures (Germany)	20	EUR	3	02/10	10
Euro-Bobl Futures (Germany)	38	EUR	4,456	03/10	(33)
Eurodollar Futures (CME)	3	USD	743	12/10	(1)
Long Gilt Bond (UK)	159	GBP	18,390	03/10	(43)
United States Treasury Bonds	136	USD	16,159	03/10	275
United States Treasury 2 Year Notes	906	USD	197,466	03/10	(222)
United States Treasury 5 Year Notes	78	USD	9,084	03/10	14
United States Treasury 10 Year Notes	43	USD	5,081	03/10	(38)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					11,469

See accompanying notes which are an integral part of the Quarterly Report.

122	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except contracts)

Options Written (Number of Contracts)	Notional Amount	Market Value $

Swaptions
(Fund Pays/Fund Receives)
USD Three Month LIBOR/USD 2.500%
Feb 2010 0.00 Call (1)	2,800	(2)
USD Three Month LIBOR/USD 2.800%
Feb 2010 0.00 Call (1)	13,000	(1)
USD Three Month LIBOR/USD 3.250%
Feb 2010 0.00 Call (3)	35,300	(2)
USD Three Month LIBOR/USD 2.750%
Apr 2010 0.00 Call (3)	24,200	(26)
USD Three Month LIBOR/USD 3.250%
Apr 2010 0.00 Call (6)	54,400	(142)
USD Three Month LIBOR/USD 3.500%
Apr 2010 0.00 Call (1)	4,000	(22)
USD Three Month LIBOR/USD 3.500%
Jun 2010 0.00 Call (1)	4,300	(37)
USD 3.500%/USD Three Month LIBOR
Feb 2010 0.00 Put (1)	27,000	(38)
USD 4.000%/USD Three Month LIBOR
Feb 2010 0.00 Put (4)	40,400	(78)
USD 4.000%/USD Three Month LIBOR
Apr 2010 0.00 Put (2)	22,900	(60)

Options Written (Number of Contracts)		Notional Amount	Market Value $
USD 4.250%/USD Three Month LIBOR
Apr 2010 0.00 Put (10)		128,200	(847)
USD 5.000%/USD Three Month LIBOR
Apr 2010 0.00 Put (2)		18,200	(13)
USD 4.500%/USD Three Month LIBOR
Jun 2010 0.00 Put (1)		4,300	(36)
USD 10.000%/USD Three Month LIBOR
Jul 2010 0.00 Put (1)		9,000	(32)
USD 5.500%/USD Three Month LIBOR
Aug 2010 0.00 Put (1)		20,000	(15)
USD 6.000%/USD Three Month LIBOR
Aug 2010 0.00 Put (2)		26,000	(35)

United States Treasury Notes
10 Year Futures
Feb 2010 117.90 Call (6)	USD	6	(4)
Feb 2010 119.00 Call (72)	USD	72	(19)
Feb 2010 120.00 Call (169)	USD	169	(11)
Feb 2010 121.00 Call (54)	USD	54	(1)
Apr 2010 124.00 Call (22)	USD	22	(10)
Feb 2010 114.00 Put (113)	USD	113	(2)
Feb 2010 115.00 Put (85)	USD	85	(3)
Feb 2010 116.00 Put (10)	USD	10	(1)
Apr 2010 114.00 Put (22)	USD	22	(12)

Total Liability for Options Written (premiums received $4,713)			(1,449)

See accompanying notes which are an integral part of the Quarterly Report.

Russell Strategic Bond Fund	123

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	6,748	JPY	614,980	03/17/10	66
Bank of America	AUD	4,146	JPY	342,170	03/17/10	70
Bank of America	AUD	7,536	NZD	9,570	03/17/10	30
Bank of America	CAD	21,502	EUR	14,450	03/17/10	(38)
Bank of America	EUR	4,170	GBP	3,644	03/17/10	20
Bank of America	EUR	5,578	NZD	10,938	03/17/10	(40)
Barclays Bank PLC	USD	1,525	BRL	2,724	02/02/10	(80)
Barclays Bank PLC	USD	1,946	GBP	1,205	02/10/10	(20)
Barclays Bank PLC	USD	6,316	JPY	565,058	03/17/10	(55)
Barclays Bank PLC	USD	541	MYR	1,860	02/12/10	4
Barclays Bank PLC	USD	553	MYR	1,860	04/30/10	(10)
Barclays Bank PLC	USD	9,728	NOK	56,099	03/17/10	(276)
Barclays Bank PLC	BRL	2,140	USD	1,225	02/02/10	90
Barclays Bank PLC	CAD	19,398	EUR	12,606	03/17/10	(332)
Barclays Bank PLC	CAD	1,365	USD	1,304	02/22/10	27
Barclays Bank PLC	CAD	2,044	USD	1,978	03/17/10	66
Barclays Bank PLC	EUR	8,956	AUD	14,330	03/17/10	102
Barclays Bank PLC	EUR	3,728	NZD	7,546	03/17/10	56
Barclays Bank PLC	EUR	1,470	USD	2,073	02/10/10	35
Barclays Bank PLC	GBP	4,943	USD	7,899	02/10/10	(2)
Barclays Bank PLC	JPY	81,606	USD	895	02/10/10	(9)
Barclays Bank PLC	MYR	1,860	USD	554	02/12/10	9
Barclays Bank PLC	NOK	19,900	USD	3,474	03/17/10	121
Citibank	USD	6,798	CHF	7,067	03/17/10	(189)
Citibank	USD	5,755	EUR	3,910	03/17/10	(335)
Citibank	USD	6,056	GBP	3,782	03/25/10	(13)
Citibank	USD	559	KRW	659,913	02/11/10	9
Citibank	USD	553	TWD	17,402	04/29/10	(4)
Citibank	AUD	6,322	USD	5,783	03/17/10	216
Citibank	CAD	6,966	EUR	4,652	03/17/10	(65)
Citibank	CAD	3,512	GBP	2,078	03/17/10	18
Citibank	CAD	512	USD	482	02/22/10	4
Citibank	CAD	1,591	USD	1,503	02/22/10	16
Citibank	CHF	18,620	EUR	12,534	03/17/10	(18)
Citibank	EUR	9,508	AUD	15,016	03/17/10	21
Citibank	EUR	4,812	CAD	7,200	03/17/10	32
Citibank	EUR	9,198	CAD	14,240	03/17/10	282
Citibank	EUR	4,826	CHF	7,074	03/17/10	(37)
Citibank	EUR	11,852	NOK	97,936	03/17/10	35
Citibank	EUR	5,762	SEK	58,722	03/17/10	(20)
Citibank	EUR	12,613	USD	18,046	03/17/10	560
Citibank	GBP	6,290	EUR	7,272	03/17/10	15
Citibank	JPY	828,140	CAD	9,602	03/17/10	(98)
Citibank	JPY	331,712	USD	3,619	03/17/10	(56)
Citibank	JPY	404,973	USD	4,515	03/17/10	28
Citibank	JPY	423,693	USD	4,571	03/17/10	(124)
Credit Suisse First Boston	USD	16,853	CAD	17,716	03/17/10	(285)
Credit Suisse First Boston	AUD	2,189	USD	2,004	03/17/10	76
Credit Suisse First Boston	CHF	5,882	USD	5,693	03/17/10	192
Credit Suisse First Boston	EUR	2,484	AUD	4,014	03/17/10	46
Credit Suisse First Boston	EUR	2,403	USD	3,398	03/17/10	67
Credit Suisse First Boston	EUR	4,871	USD	6,769	03/17/10	16
Credit Suisse First Boston	EUR	6,158	USD	9,035	03/17/10	498

See accompanying notes which are an integral part of the Quarterly Report.

124	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Credit Suisse First Boston	EUR	8,156	USD	12,003	03/17/10	696
Credit Suisse First Boston	GBP	8,432	EUR	9,616	03/17/10	(72)
Credit Suisse First Boston	JPY	559,508	CHF	6,520	03/17/10	(51)
Credit Suisse First Boston	JPY	303,809	USD	3,307	03/17/10	(59)
Credit Suisse First Boston	SEK	20,815	USD	2,925	03/17/10	108
Deutsche Bank	USD	1,640	CAD	1,693	02/22/10	(57)
Deutsche Bank	USD	6,767	EUR	4,642	03/17/10	(332)
Deutsche Bank	USD	6,363	JPY	571,531	03/17/10	(30)
Deutsche Bank	USD	1,295	KRW	1,538,595	02/11/10	29
Deutsche Bank	AUD	15,096	GBP	8,358	03/17/10	32
Deutsche Bank	CAD	14,354	EUR	9,620	03/17/10	(43)
Deutsche Bank	GBP	2,510	USD	4,089	02/26/10	77
Deutsche Bank	JPY	417,605	USD	4,519	03/17/10	(108)
Deutsche Bank	NZD	2,748	USD	2,020	03/17/10	98
Deutsche Bank	NZD	6,981	USD	5,096	03/17/10	211
Goldman Sachs	USD	3,407	BRL	6,388	002/2/10	(18)
Goldman Sachs	USD	3,648	BRL	6,388	04/05/10	(298)
Goldman Sachs	BRL	6,388	USD	3,693	02/02/10	304
Goldman Sachs	EUR	7,592	USD	11,028	03/17/10	503
HSBC	USD	178	BRL	309	02/02/10	(14)
HSBC	USD	1,591	EUR	1,097	03/17/10	(70)
HSBC	USD	6,797	EUR	4,803	03/17/10	(138)
HSBC	USD	20,719	EUR	14,460	03/17/10	(673)
HSBC	USD	1,462	GBP	905	02/10/10	(16)
HSBC	BRL	309	USD	165	02/02/10	1
HSBC	EUR	23	USD	23	02/01/10	(8)
HSBC	EUR	3,089	USD	4,484	02/16/10	202
HSBC	EUR	2,410	USD	3,385	03/17/10	44
HSBC	GBP	8,394	EUR	9,638	03/17/10	(25)
JP Morgan	USD	1,321	AUD	1,430	02/10/10	(57)
JP Morgan	USD	5,953	AUD	6,535	02/10/10	(176)
JP Morgan	USD	870	BRL	1,555	02/02/10	(45)
JP Morgan	USD	3,215	BRL	5,768	002/2/10	(155)
JP Morgan	USD	2,020	CAD	2,082	02/10/10	(73)
JP Morgan	USD	2,650	CAD	2,750	02/10/10	(78)
JP Morgan	USD	1,439	EUR	1,000	02/10/10	(53)
JP Morgan	USD	198	EUR	140	04/26/10	(4)
JP Morgan	USD	96	GBP	56	02/01/10	(7)
JP Morgan	USD	1,630	GBP	1,000	02/10/10	(31)
JP Morgan	USD	1,720	GBP	1,065	02/10/10	(18)
JP Morgan	USD	2,314	GBP	1,430	02/10/10	(29)
JP Morgan	USD	250	KRW	280,200	02/11/10	(9)
JP Morgan	USD	3,464	NOK	19,751	02/10/10	(131)
JP Morgan	USD	554	SGD	768	02/11/10	(8)
JP Morgan	BRL	2,389	USD	1,365	02/02/10	97
JP Morgan	BRL	5,768	USD	3,077	02/02/10	17
JP Morgan	EUR	9,690	NZD	19,128	03/17/10	(26)
JP Morgan	EUR	32	USD	40	02/01/10	(5)
JP Morgan	EUR	1,925	USD	2,718	02/10/10	49
JP Morgan	EUR	2,292	USD	3,226	03/11/10	50
JP Morgan	EUR	5,573	USD	7,854	03/17/10	128
JP Morgan	GBP	1,000	USD	1,636	02/10/10	38
JP Morgan	GBP	1,210	USD	1,959	02/10/10	25

See accompanying notes which are an integral part of the Quarterly Report.

Russell Strategic Bond Fund	125

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

JP Morgan	GBP	1,430	USD	2,326	02/10/10	41
JP Morgan	GBP	840	EUR	961	03/17/10	13
JP Morgan	GBP	840	EUR	961	03/17/10	(22)
JP Morgan	JPY	611,936	NZD	9,532	03/17/10	(56)
JP Morgan	NZD	19,054	EUR	9,606	03/17/10	(7)
Morgan Stanley	USD	9,802	AUD	10,848	03/17/10	(249)
Morgan Stanley	USD	1,476	JPY	134,862	03/17/10	18
Morgan Stanley	USD	1,479	JPY	133,851	03/17/10	5
Morgan Stanley	USD	250	MXN	3,215	04/22/10	(6)
Morgan Stanley	USD	3,376	NZD	4,785	03/17/10	(28)
Morgan Stanley	USD	250	PHP	11,525	04/16/10	(4)
Morgan Stanley	USD	250	SGD	347	02/11/10	(3)
Morgan Stanley	AUD	7,050	USD	6,418	03/17/10	210
Morgan Stanley	BRL	311	USD	166	02/02/10	1
Morgan Stanley	JPY	612,970	CAD	7,182	03/17/10	(37)
Morgan Stanley	NZD	9,976	EUR	4,916	03/17/10	(82)
Royal Bank of Canada	USD	179	BRL	311	02/02/10	(14)
Royal Bank of Canada	USD	1,333	GBP	820	03/17/10	(23)
Royal Bank of Canada	USD	2,907	GBP	1,826	03/17/10	10
Royal Bank of Canada	BRL	1,400	USD	791	04/12/10	57
Royal Bank of Canada	CAD	14,298	EUR	9,158	03/17/10	(338)
Royal Bank of Canada	CAD	7,759	USD	7,496	03/17/10	240
Royal Bank of Canada	EUR	1,199	USD	1,719	03/17/10	57
Royal Bank of Canada	EUR	2,698	CAD	4,032	03/17/10	15
Royal Bank of Canada	EUR	14,630	CAD	21,866	03/17/10	84
Royal Bank of Scotland	USD	774	AUD	847	02/26/10	(27)
Royal Bank of Scotland	USD	1,135	CAD	1,173	02/10/10	(38)
Royal Bank of Scotland	USD	1,273	EUR	900	02/10/10	(25)
Royal Bank of Scotland	USD	1,630	GBP	1,010	02/01/10	(15)
Royal Bank of Scotland	USD	16,543	NZD	22,925	03/17/10	(503)
Royal Bank of Scotland	EUR	6,172	NZD	12,556	03/17/10	114
Royal Bank of Scotland	EUR	5,326	USD	7,667	02/10/10	282
Royal Bank of Scotland	EUR	1,660	USD	2,464	02/18/10	162
Royal Bank of Scotland	EUR	4,404	USD	6,323	03/17/10	217
Royal Bank of Scotland	GBP	13,896	EUR	15,320	03/17/10	(483)
Royal Bank of Scotland	GBP	1,010	USD	1,640	02/01/10	26
Royal Bank of Scotland	GBP	905	USD	1,465	02/10/10	18
Royal Bank of Scotland	GBP	1,595	USD	2,550	02/10/10	—
Royal Bank of Scotland	JPY	176,179	USD	1,900	02/10/10	(52)
State Street Bank and Trust Company	AUD	10,970	EUR	6,976	03/17/10	5
State Street Bank and Trust Company	AUD	14,732	EUR	9,322	03/17/10	(25)
State Street Bank and Trust Company	EUR	3,724	CAD	5,738	03/17/10	102
State Street Bank and Trust Company	EUR	6,340	NZD	12,468	03/17/10	(33)
State Street Bank and Trust Company	EUR	4,794	SEK	48,834	03/17/10	(18)
State Street Bank and Trust Company	EUR	6,216	SEK	64,822	03/17/10	78
State Street Bank and Trust Company	NZD	12,876	EUR	6,318	03/17/10	(125)
UBS	USD	3,386	CAD	3,610	03/17/10	(10)
UBS	USD	2,377	CHF	2,454	03/17/10	(82)
UBS	USD	1,393	CNY	9,499	03/29/10	(2)
UBS	USD	1,412	EUR	1,010	02/01/10	(12)
UBS	USD	1,795	EUR	1,235	02/10/10	(83)
UBS	USD	1,841	GBP	1,140	02/10/10	(19)
UBS	USD	6,738	GBP	4,167	03/17/10	(79)

See accompanying notes which are an integral part of the Quarterly Report.

126	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

UBS	USD	1,565	MXN	20,023	02/10/10	(35)
UBS	AUD	10,296	EUR	6,302	03/17/10	(165)
UBS	AUD	14,796	JPY	1,187,424	03/17/10	64
UBS	CAD	2,244	USD	2,170	02/10/10	72
UBS	CAD	1,589	USD	1,540	02/10/10	54
UBS	CAD	881	USD	838	02/22/10	14
UBS	CHF	9,482	EUR	6,330	03/17/10	(46)
UBS	EUR	4,678	CAD	6,998	03/17/10	29
UBS	EUR	6,168	CAD	9,514	03/17/10	173
UBS	EUR	7,536	NZD	14,972	03/17/10	13
UBS	EUR	6,298	SEK	64,176	03/17/10	(22)
UBS	EUR	1,010	USD	1,414	02/01/10	14
UBS	EUR	885	USD	1,265	02/10/10	38
UBS	EUR	1,335	USD	1,880	02/10/10	29
UBS	EUR	1,355	USD	1,883	02/10/10	5
UBS	EUR	2,549	USD	3,642	03/17/10	108
UBS	EUR	4,839	USD	6,769	03/17/10	60
UBS	EUR	6,192	USD	9,043	03/17/10	459
UBS	GBP	2,345	USD	3,801	02/10/10	53
UBS	GBP	2,267	USD	3,616	03/17/10	(7)
UBS	GBP	3,974	USD	6,453	03/25/10	102
UBS	JPY	251,770	EUR	1,938	03/17/10	(52)
UBS	JPY	136,602	USD	1,485	02/10/10	(28)
UBS	NOK	57,138	EUR	6,974	03/17/10	20
UBS	NZD	8,772	EUR	4,296	03/17/10	(90)
UBS	NZD	23,958	EUR	12,164	03/17/10	50
Westpac Banking Corporation	USD	16,660	AUD	18,333	03/17/10	(516)
Westpac Banking Corporation	USD	6,771	CAD	7,161	03/17/10	(74)
Westpac Banking Corporation	USD	6,768	EUR	4,647	03/17/10	(326)
Westpac Banking Corporation	USD	4,388	JPY	408,642	03/17/10	139
Westpac Banking Corporation	AUD	11,160	EUR	7,150	03/17/10	42
Westpac Banking Corporation	AUD	5,693	USD	5,051	03/17/10	38
Westpac Banking Corporation	EUR	9,380	GBP	8,278	03/17/10	111
Westpac Banking Corporation	EUR	2,405	USD	3,365	03/17/10	31
Westpac Banking Corporation	EUR	6,185	USD	9,007	03/17/10	431
Westpac Banking Corporation	EUR	9,426	USD	13,532	03/17/10	462
Westpac Banking Corporation	JPY	598,257	USD	6,782	03/17/10	151
Westpac Banking Corporation	JPY	536,153	USD	5,779	03/17/10	(163)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						1,006

See accompanying notes which are an integral part of the Quarterly Report.

Russell Strategic Bond Fund	127

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Bank of America	USD	21,000	3.000%	Three Month LIBOR	12/16/10	475
Bank of America	CAD	17,930	Canadian Dealer Offer Rate	1.958%	07/20/12	(11)
Bank of America	USD	16,000	Three Month LIBOR	3.250%	06/16/17	249
Bank of America	USD	56,800	Three Month LIBOR	3.250%	06/16/17	884
Bank of America	CAD	4,220	3.920%	Canadian Dealer Offer Rate	07/20/20	28
Bank of America	USD	13,000	Three Month LIBOR	4.250%	06/16/30	320
Barclays Bank PLC	BRL	3,900	Brazil Interbank Deposit Rate	12.540%	01/02/12	71
Barclays Bank PLC	USD	1,018	Three Month LIBOR	4.524%	11/15/21	(35)
Barclays Bank PLC	USD	1,032	Three Month LIBOR	4.420%	11/15/21	(22)
Barclays Bank PLC	USD	3,338	Three Month LIBOR	4.540%	11/15/21	(118)
Barclays Bank PLC	USD	6,658	Three Month LIBOR	4.633%	11/15/21	(315)
BNP Paribas	EUR	900	2.090%	Consumer Price Index (France)	10/15/10	43
Citibank	AUD	26,400	4.500%	Three Month BBSW	06/15/11	(110)
Citibank	USD	40,000	Three Month LIBOR	3.250%	06/16/17	622
Credit Suisse First Boston	EUR	48,200	3.000%	Six Month EURIBOR	06/16/15	557
Credit Suisse First Boston	USD	24,460	Three Month LIBOR	4.250%	06/16/40	1,024
Deutsche Bank	KRW	5,951,000	2.820%	Korean Interbank Offer Rate	01/28/11	(28)
Deutsche Bank	KRW	3,100,000	3.870%	Korean Interbank Offer Rate	06/12/11	9
Deutsche Bank	AUD	500	4.500%	Three Month BBSW	06/15/11	(2)
Deutsche Bank	KRW	15,700,000	3.693%	Korean Interbank Offer Rate	06/26/11	7
Deutsche Bank	KRW	6,577,024	3.620%	Korean Interbank Offer Rate	07/06/11	(4)
Deutsche Bank	KRW	10,988,604	3.626%	Korean Interbank Offer Rate	07/07/11	(7)
Deutsche Bank	BRL	15,000	11.760%	Brazil Interbank Deposit Rate	01/02/12	31
Deutsche Bank	BRL	25,000	11.760%	Brazil Interbank Deposit Rate	01/02/12	51
Deutsche Bank	BRL	30,000	11.795%	Brazil Interbank Deposit Rate	01/02/12	59
Deutsche Bank	BRL	42,200	11.735%	Brazil Interbank Deposit Rate	01/02/12	81
Deutsche Bank	EUR	31,600	3.000%	Six Month EURIBOR	06/16/15	365
Deutsche Bank	USD	45,300	Three Month LIBOR	3.250%	06/16/17	705
Deutsche Bank	USD	48,500	Three Month LIBOR	3.250%	06/16/17	755
Deutsche Bank	USD	49,500	Three Month LIBOR	3.250%	06/16/17	770
Deutsche Bank	USD	51,000	Three Month LIBOR	3.250%	06/16/17	794
Deutsche Bank	USD	72,800	4.568%	Three Month LIBOR	09/04/17	296
Deutsche Bank	EUR	23,830	3.750%	Six Month LIBOR	06/16/20	537
Deutsche Bank	USD	42,700	Three Month LIBOR	4.710%	09/04/22	437
Deutsche Bank	EUR	21,000	4.000%	Six Month EURIBOR	06/16/40	656
Goldman Sachs	USD	11,700	Six Month LIBOR	Six Month LIBOR	05/25/10	107
Goldman Sachs	EUR	16,000	3.000%	Six Month EURIBOR	06/16/15	185
JP Morgan	KRW	5,785,000	2.830%	Korean Interbank Offer Rate	01/28/11	(27)
JP Morgan	KRW	5,100,000	3.900%	Korean Interbank Offer Rate	06/15/11	15
JP Morgan	KRW	15,360,000	3.720%	Korean Interbank Offer Rate	06/22/11	13
JP Morgan	KRW	5,226,345	3.660%	Korean Interbank Offer Rate	07/08/11	(1)
Merrill Lynch	BRL	300	14.765%	Brazil Interbank Deposit Rate	01/02/12	21
Morgan Stanley	USD	54,600	3.000%	Three Month LIBOR	12/16/10	1,235
Royal Bank of Canada	CAD	29,780	Canadian Dealer Offer Rate	2.005%	07/15/12	(52)
Royal Bank of Canada	CAD	22,380	Canadian Dealer Offer Rate	1.909%	07/26/12	14
Royal Bank of Canada	CAD	22,300	Canadian Dealer Offer Rate	2.014%	07/29/12	—
Royal Bank of Canada	CAD	6,950	3.960%	Canadian Dealer Offer Rate	07/15/20	73
Royal Bank of Canada	CAD	5,260	3.840%	Canadian Dealer Offer Rate	07/26/20	(2)
Royal Bank of Scotland	USD	325,500	3.000%	Three Month LIBOR	12/16/10	7,365
Royal Bank of Scotland	USD	900	4.000%	Three Month LIBOR	12/16/14	58
UBS	AUD	600	4.500%	Three Month LIBOR	06/15/11	(3)
UBS	BRL	1,400	10.575%	Brazil Interbank Deposit Rate	01/02/12	(33)
UBS	BRL	3,800	12.540%	Brazil Interbank Deposit Rate	01/02/12	69
UBS	AUD	1,900	6.000%	Six Month LIBOR	09/15/12	23

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - $13,581						18,234

See accompanying notes which are an integral part of the Quarterly Report.

128	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

American International Group	Deutsche Bank	5.530%	USD	10,300	1.630%		06/20/13	(1,188)
Arrow Electronics, Inc.	Citigroupglobal Markets, Inc.	0.867%	USD	1,730	(0.820%	)	03/20/14	3
Berkshire Hathaway	Deutsche Bank	0.980%	USD	17,100	(1.000%	)	03/20/13	10
Centex Corporation	Deutsche Bank	1.147%	USD	4,275	(4.400%	)	12/20/13	(517)
Citibank	BNP Paribas	1.538%	USD	100	(1.000%	)	03/20/11	(1)
Citibank	Credit Suisse First Boston	1.538%	USD	300	(1.000%	)	03/20/11	(2)
Citibank	Goldman Sachs	1.538%	USD	200	(1.000%	)	03/20/11	(1)
Citibank	UBS	1.538%	USD	700	(1.000%	)	03/20/11	(4)
Darden Rest, Inc.	Citigroupglobal Markets, Inc.	0.887%	USD	275	(2.730%	)	03/20/14	(20)
Darden Restaurants, Inc.	Deutsche Bank	0.887%	USD	4,775	(2.250%	)	03/20/14	(258)
Dr Horton Inc.	Citibank	2.520%	USD	1,200	(1.000%	)	09/20/16	101
Dr Horton Inc.	Deutsche Bank	2.520%	USD	945	(1.000%	)	09/20/16	80
Dr Horton Inc.	Goldman Sachs	2.520%	USD	945	(1.000%	)	09/20/16	80
Federative Republic of Brazil	UBS	1.183%	USD	4,000	1.190%		08/20/13	1
Ford Motor Credit Co.	Barclays Bank PLC	3.760%	USD	700	5.650%		09/20/12	32
Ford Motor Credit Co.	Goldman Sachs	3.760%	USD	400	3.850%		09/20/12	1
Gaz Capital for Gazprom	Barclays Bank PLC	2.406%	USD	1,100	1.600%		12/20/12	(24)
Gaz Capital for Gazprom	Morgan Stanely	2.430%	USD	1,500	2.480%		02/20/13	2
Gaz Capital for Gazprom	UBS	2.513%	USD	4,000	2.260%		08/20/13	(34)
GE Capital Corporation	Citibank	0.500%	USD	600	1.100%		03/20/10	—
GE Capital Corporation	Citibank	0.500%	USD	200	1.150%		03/20/10	—
GE Capital Corporation	Citibank	0.500%	USD	700	1.050%		03/20/10	1
GE Capital Corporation	Citibank	0.500%	USD	5,500	5.000%		06/20/10	97
GE Capital Corporation	Citibank	0.500%	USD	400	5.000%		06/20/10	7
GE Capital Corporation	Citibank	1.990%	USD	600	4.800%		12/20/13	61
GE Capital Corporation	Credit Suisse First Boston	1.500%	USD	2,535	6.550%		12/20/10	114
Hewelett-Packard Co.	Citigroupglobal Markets, Inc.	0.351%	USD	1,730	(0.720%	)	03/20/14	(26)
Home Depot	Citigroupglobal Markets, Inc.	0.677%	USD	4,695	(2.670%	)	03/20/14	(372)
KB Home	Citibank	3.438%	USD	1,200	(1.000%	)	09/20/16	154
Kohl’s	Deutsche Bank	0.744%	USD	1,505	(1.000%	)	12/20/14	(18)
Kohl’s	JP Morgan	0.744%	USD	1,500	(1.000%	)	12/20/14	(18)
Lowes	Citigroupglobal Markets, Inc.	0.563%	USD	4,900	(1.200%	)	03/20/14	(125)
Metlife, Inc.	Deutsche Bank	1.720%	USD	8,500	2.050%		03/20/13	84
Metlife, Inc.	UBS	1.720%	USD	8,500	2.050%		03/20/13	84
Mexico Government International Bond	JP Morgan	1.525%	USD	2,600	0.920%		03/20/16	(86)
Nordstrom, Inc.	Deutsche Bank	0.801%	USD	2,475	(2.100%	)	03/20/14	(127)
Prudential	Deutsche Bank	1.400%	USD	8,500	2.300%		03/20/13	231
Prudential	UBS	1.400%	USD	8,500	2.300%		03/20/13	231
Pulte Homes, Inc.	Citibank	2.706%	USD	9,000	(1.000%	)	09/20/16	842
Republic of Indonesia	UBS	1.077%	USD	300	1.300%		09/20/10	-
Republic of Panama	JP Morgan	1.613%	USD	300	1.250%		01/20/17	(7)
SLM Corporation	Deutsche Bank	5.007%	USD	10,000	5.000%		12/20/13	(2)
Target Corp	Credit Suisse First Boston	0.564%	USD	1,500	(1.000%	)	12/20/14	(30)
Target Corp	Deutsche Bank	0.564%	USD	1,505	(1.000%	)	12/20/14	(30)
Target Corp.	Credit Suisse First Boston	1.767%	USD	3,065	(1.000%	)	09/20/16	134
United Kingdom Gilt	Deutsche Bank	0.804%	USD	1,900	(1.000%	)	12/20/14	17
United Kingdom Gilt	JP Morgan	0.804%	USD	100	(1.000%	)	12/20/14	1
United Kingdom Gilt	Morgan Stanley	0.804%	USD	100	(1.000%	)	12/20/14	1
Wachovia Corporation	Royal Bank of Scotland	0.885%	USD	300	3.020%		03/20/13	20

Total Market Value of Open Corporate Issue Credit Default Swap Contracts Premiums Paid (Received) - ($1,002)								(501)

See accompanying notes which are an integral part of the Quarterly Report.

Russell Strategic Bond Fund	129

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands

Credit Indices
Reference Entity	Counter Party	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

ABX - HE Index for Sub-Prime Home Equity Sector	Barclays Bank PLC	USD	16,900	0.760%		01/25/38	(10,443)
ABX - HE Index for Sub-Prime Home Equity Sector	JP Morgan	USD	16,500	0.090%		08/25/37	(10,740)
ABX - HE Index for Sub-Prime Home Equity Sector	JP Morgan	USD	7,514	0.170%		05/25/46	(6,641)
CMBX AJ Index	Bank of America	USD	1,230	(0.840%	)	10/12/52	312
CMBX AJ Index	Bank of America	USD	5,455	(0.840%	)	10/12/52	1,385
CMBX AJ Index	Barclays Bank PLC	USD	6,500	(0.840%	)	10/12/52	1,651
CMBX AJ Index	Barclays Bank PLC	USD	6,500	(0.840%	)	10/12/52	1,651
CMBX AJ Index	Credit Suisse First Boston	USD	3,690	(0.840%	)	10/12/52	937
CMBX AJ Index	Credit Suisse First Boston	USD	12,595	(0.840%	)	10/12/52	3,199
Dow Jones CDX Index	Bank of America	USD	16,000	(1.000%	)	12/20/14	(22)
Dow Jones CDX Index	Chase Securities Inc.	USD	2,000	1.120%		12/20/12	51
Dow Jones CDX Index	Citibank	USD	4,911	0.355%		06/20/12	(18)
Dow Jones CDX Index	Citibank	USD	4,815	0.360%		06/20/12	(17)
Dow Jones CDX Index	Citibank	USD	1,059	0.401%		06/20/12	(3)
Dow Jones CDX Index	Deutsche Bank	USD	9,163	0.708%		12/20/12	157
Dow Jones CDX Index	Deutsche Bank	USD	1,350	0.530%		06/20/13	19
Dow Jones CDX Index	Deutsche Bank	USD	20,500	(1.000%	)	12/20/14	(28)
Dow Jones CDX Index	Deutsche Bank	USD	17,800	(1.000%	)	12/20/14	(25)
Dow Jones CDX Index	Deutsche Bank	USD	25,300	(1.000%	)	12/20/14	(35)
Dow Jones CDX Index	Deutsche Bank	USD	1,000	5.000%		12/20/14	100
Dow Jones CDX Index	Goldman Sachs	USD	7,600	1.120%		12/20/12	192
Dow Jones CDX Index	Goldman Sachs	USD	1,736	0.463%		06/20/13	21
Dow Jones CDX Index	Goldman Sachs	USD	579	0.548%		12/20/17	8
Dow Jones CDX Index	JP Morgan	USD	1,447	0.553%		12/20/17	19
Dow Jones CDX Index	Merrill Lynch	USD	19,254	1.580%		12/20/12	390
Dow Jones CDX Index	Merrill Lynch	USD	19,254	1.640%		12/20/12	423

Total Market Value of Open Credit Index Credit Default Swap Contracts Premiums Paid (Received) - ($12,899)							(17,457)

Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received) - ($13,901)							(17,958)

See accompanying notes which are an integral part of the Quarterly Report.

130	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Presentation of Portfolio Holdings — January 31, 2010 (Unaudited)

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$—	$728,825	$—	$728,825
Corporate Bonds and Notes	—	1,534,073	—	1,534,073
International Debt	—	669,345	11,838	681,183
Loan Agreements	—	44,430	3,910	48,340
Mortgage-Backed Securities	—	3,145,643	57	3,145,700
Municipal Bonds	—	74,777	—	74,777
Non-US Bonds	—	66,065	—	66,065
United States Government Agencies	—	132,369	—	132,369
United States Government Treasuries	—	465,628	—	465,628
Common Stocks	491	—	—	491
Investment in Other Funds	—	—	16,455	16,455
Preferred Stocks	3,655	—	4,244	7,899
Warrants and Rights	79	—	—	79
Short-Term Investments	—	934,880	—	934,880
Repurchase Agreements	—	334,000	—	334,000
Other Securities	126,881	89,242	—	216,123

Total Investments	131,106	8,219,277	36,504	8,386,887

Other Financial Instruments
Futures Contracts	11,469	—	—	11,469
Options Written	(40)	(1,409)	—	(1,449)
Foreign Currency Exchange Contracts	(8)	1,014	—	1,006
Interest Rate Swap Contracts	—	4,653	—	4,653
Credit Default Swaps Contracts	—	(4,057)	—	(4,057)

Total Other Financial Instruments*	11,421	201	—	11,622

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

Investments in which significant unobservable inputs (Level 3) used in determining a value for the period ending January 31, 2010 were less than 1% of net assets.

See accompanying notes which are an integral part of the Quarterly Report.

Russell Strategic Bond Fund	131

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 85.8%
Asset-Backed Securities - 5.0%
Aames Mortgage Investment Trust (Ê)(Þ) Series 2005-3 Class A1 0.381% due 08/25/35	178	175
Accredited Mortgage Loan Trust (Ê) Series 2004-2 Class A2 0.531% due 07/25/34	126	60
ACE Securities Corp. (Ê) Series 2003-OP1 Class M2 1.731% due 12/25/33	75	59
Series 2005-SD3 Class A 0.631% due 08/25/45	205	180
Series 2006-HE4 Class A2A 0.291% due 10/25/36	100	63
Aegis Asset Backed Securities Trust (Ê) Series 2003-3 Class M2 2.706% due 01/25/34	327	181
Ally Auto Receivables Trust (Þ) Series 2009-A Class A2 1.320% due 03/15/12	300	302
Ameriquest Mortgage Securities, Inc. (Ê) Series 2002-D Class M1 3.981% due 02/25/33	155	54
Series 2004-R10 Class A5 0.621% due 11/25/34	2	2
Asset Backed Funding Certificates (Ê) Series 2006-HE1 Class A2A 0.291% due 01/25/37	107	104
Asset Backed Securities Corp. Home Equity (Ê) Series 2006-HE2 Class A1A 0.481% due 03/25/36	1,346	120
Bank of America Credit Card Trust (Ê) Series 2007-A12 Class A12 0.433% due 01/15/13	8,200	8,195
Bayview Financial Acquisition Trust Series 2006-A Class 1A3 5.865% due 02/28/41	410	266
Bear Stearns Asset Backed Securities Trust (Ê) Series 2003-1 Class A1 0.731% due 11/25/42	111	98
Series 2003-SD1 Class A 0.681% due 12/25/33	90	75
Series 2005-2 Class A3 0.631% due 06/25/35	6	6
Series 2006-SD2 Class A2 0.431% due 06/25/36	225	205
Series 2007-HE5 Class 1A1 0.321% due 06/25/47	34	31
Series 2007-HE6 Class 1A1 1.481% due 08/25/37	696	483
BNC Mortgage Loan Trust (Ê) Series 2007-2 Class A2 0.331% due 05/25/37	144	127

	Principal Amount ($) or Shares	Market Value $
Business Loan Express (Ê)(Þ) Series 2003-2A Class A 1.031% due 01/25/32	235	159
Carrington Mortgage Loan Trust (Ê) Series 2005-NC5 Class A2 0.551% due 10/25/35	152	140
Series 2006-NC3 Class A3 0.381% due 08/25/36	2,105	993
Centerline REIT, Inc. (Þ) Series 2004-RR3 Class B 5.040% due 09/21/45	515	135
Centex Home Equity (Ê) Series 2006-A Class AV4 0.481% due 06/25/36	1,700	945
Citigroup Mortgage Loan Trust, Inc. (Ê) Series 2006-SHL Class A1 (Þ) 0.431% due 11/25/45	726	534
Series 2007-AHL Class A3A 0.291% due 07/25/45	212	167
Series 2007-AMC Class A2A 0.341% due 03/25/37	182	166
0.291% due 05/25/37	688	613
Countrywide Asset-Backed Certificates Series 2001-BC3 Class A (Ê) 0.711% due 12/25/31	76	37
Series 2004-AB2 Class M3 (Ê) 0.831% due 05/25/36	310	40
Series 2004-BC1 Class M1 (Ê) 0.981% due 02/25/34	193	165
Series 2005-4 Class MV1 (Ê) 0.691% due 10/25/35	1,050	1,012
Series 2005-17 Class 1AF3 5.711% due 05/25/36	2,250	1,014
Series 2006-3 Class 3A1 (Ê) 0.351% due 06/25/36	243	199
Series 2006-6 Class 2A2 (Ê) 0.411% due 09/25/36	437	341
Series 2006-11 Class 1AF4 6.300% due 09/25/46	503	212
Series 2006-BC1 Class 1A (Ê) 0.431% due 04/25/36	862	673
Series 2006-BC4 Class 2A2 (Ê) 0.391% due 11/25/36	2,220	1,574
Series 2007-7 Class 2A1 (Ê) 0.311% due 10/25/47	91	85
Countrywide Home Equity Loan Trust (Ê) Series 2005-A Class 2A 0.473% due 04/15/35	175	80
Series 2005-G Class 2A 0.463% due 12/15/35	856	248
Series 2006-E Class 2A 0.373% due 07/15/36	649	322
Series 2007-GW Class A 0.783% due 08/15/37	1,111	817
Credit-Based Asset Servicing and Securitization LLC Series 2004-CB7 Class AF5 4.585% due 10/25/34	550	517

132	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-CB5 Class AV2 (Ê) 0.491% due 08/25/35	121	113
Series 2007-RP1 Class A (Ê)(Þ) 0.541% due 05/25/46	1,045	473
Daimler Chrysler Auto Trust (Ê) Series 2008-B Class A2B 1.162% due 07/08/11	216	216
Series 2008-B Class A3B 1.712% due 09/10/12	400	402
Ellington Loan Acquisition Trust (Ê)(Þ) Series 2007-1 Class A2A1 1.231% due 05/26/37	614	532
Series 2007-1 Class A2C 1.481% due 05/29/37	1,000	441
Series 2007-2 Class A2A 1.131% due 05/25/37	1,089	974
Fannie Mae Grantor Trust (Ê) Series 2003-T4 Class 1A 0.451% due 09/26/33	135	115
Fannie Mae Whole Loan (Ê) Series 2003-W5 Class A 0.451% due 04/25/33	172	150
Series 2003-W9 Class A 0.471% due 06/25/33	265	252
GE-WMC Mortgage Securities LLC (Ê) Series 2006-1 Class A2A 0.271% due 08/25/36	13	5
GMAC Mortgage Corp. Loan Trust (Ê) Series 2006-HE4 Class A1 0.411% due 12/25/36	411	201
GSAA Trust Series 2006-2 Class 2A3 (Ê) 0.501% due 12/25/35	570	422
Series 2006-4 Class 1A2 5.993% due 03/25/36	442	54
GSAMP Trust (Ê) Series 2003-HE2 Class M1 1.206% due 08/25/33	105	64
Hertz Vehicle Financing LLC (Þ) Series 2009-2A Class A2 5.290% due 03/25/16	380	392
HFC Home Equity Loan Asset Backed Certificates (Ê) Series 2005-1 Class A 0.521% due 01/20/34	418	376
Series 2006-2 Class A1 0.381% due 03/20/36	1,161	1,075
Series 2006-4 Class A3V 0.381% due 03/20/36	1,900	1,739
Series 2007-1 Class AS 0.431% due 03/20/36	1,948	1,713
HSI Asset Securitization Corp. Trust (Ê) Series 2006-HE2 Class 2A1 0.281% due 12/25/36	49	39
JPMorgan Mortgage Acquisition Corp. (Ê) Series 2006-WMC Class A2 0.281% due 08/25/36	1	1

	Principal Amount ($) or Shares	Market Value $
Series 2007-CH1 Class AV4 0.361% due 11/25/36	2,575	2,074
Series 2007-CH3 Class A2 0.311% due 03/25/37	257	239
Klio Funding, Ltd. (Ê)(Þ) Series 2004-1A Class A1 0.828% due 04/23/39	3,205	93
Lehman XS Trust (Ê) Series 2005-1 Class 2A1 1.731% due 07/25/35	385	275
Series 2005-1 Class 2A2 1.731% due 07/25/35	101	63
Series 2005-5N Class 1A1 0.531% due 11/25/35	449	290
Series 2005-7N Class 1A1B 0.531% due 12/25/35	349	96
Series 2006-16N Class A1A 0.311% due 11/25/46	114	113
Long Beach Mortgage Loan Trust (Ê) Series 2004-4 Class 1A1 0.511% due 10/25/34	34	27
Mastr Asset Backed Securities Trust (Ê) Series 2003-WMC Class M2 2.706% due 08/25/33	84	47
Morgan Stanley ABS Capital I (Ê) Series 2003-NC8 Class M3 3.381% due 09/25/33	46	10
Series 2005-WMC Class M1 0.701% due 01/25/35	979	951
Series 2006-HE7 Class A2A 0.281% due 09/25/36	92	92
Series 2007-HE2 Class A2B 0.321% due 01/25/37	2,800	1,234
Series 2007-HE6 Class A1 0.291% due 05/25/37	104	89
Series 2007-NC3 Class A2A 0.291% due 05/25/37	66	61
Morgan Stanley Mortgage Loan Trust (Ê) Series 2006-12X Class A1 0.351% due 10/25/36	36	36
MSDWCC Heloc Trust (Ê) Series 2005-1 Class A 0.421% due 07/25/17	69	32
Nationstar Home Equity Loan Trust (Ê) Series 2007-B Class 2AV1 0.351% due 04/25/37	184	174
Nelnet Student Loan Trust (Ê) Series 2008-4 Class A4 1.729% due 04/25/24	490	515
New Century Home Equity Loan Trust (Ê) Series 2004-4 Class M2 0.761% due 02/25/35	370	247
Newcastle CDO, Ltd. (Þ) Series 2004-4A Class 3FX 5.110% due 03/24/39	1,103	11
Option One Mortgage Loan Trust (Ê) Series 2003-2 Class M2 2.781% due 04/25/33	67	20

Russell Investment Grade Bond Fund	133

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2003-3 Class M3 3.231% due 06/25/33	107	24
Series 2003-4 Class M2 2.706% due 07/25/33	99	26
Series 2007-4 Class 2A1 0.321% due 04/25/37	684	662
Series 2007-6 Class 2A1 0.291% due 07/25/37	252	241
Origen Manufactured Housing Series 2005-B Class A4 5.910% due 01/15/37	100	93
Series 2006-A Class A1 (Ê) 0.383% due 11/15/18	229	211
Ownit Mortgage Loan Asset Backed Certificates (Ê) Series 2006-6 Class A2C 0.391% due 09/25/37	2,390	806
Park Place Securities, Inc. (Ê) Series 2005-WCW Class M1 0.681% due 09/25/35	370	194
Popular ABS Mortgage Pass-Through Trust Series 2005-6 Class A3 5.680% due 01/25/36	265	246
RAAC Series (Ê)(Þ) Series 2006-RP2 Class A 0.481% due 02/25/37	443	275
Renaissance Home Equity Loan Trust Series 2003-3 Class A (Ê) 0.731% due 12/25/33	322	264
Series 2005-1 Class M1 5.357% due 05/25/35	172	73
Series 2005-2 Class AF4 4.934% due 08/25/35	585	477
Series 2006-1 Class AF6 5.746% due 05/25/36	296	224
Residential Asset Mortgage Products, Inc. Series 2003-RS1 Class AI6A 5.980% due 12/25/33	215	180
Series 2003-RS2 Class AII (Ê) 0.911% due 03/25/33	93	59
Series 2003-RS3 Class AII (Ê) 0.951% due 04/25/33	57	34
Residential Asset Securities Corp. Series 2001-KS1 Class AI6 6.349% due 03/25/32	493	348
Series 2001-KS1 Class AII (Ê) 0.701% due 03/25/32	44	40
Series 2001-KS3 Class AII (Ê) 0.691% due 09/25/31	40	26
Series 2003-KS2 Class MI1 4.800% due 04/25/33	281	112
Series 2003-KS2 Class MI3 6.100% due 04/25/33	109	27
Series 2003-KS4 Class AIIB (Ê) 0.811% due 06/25/33	144	72
SACO I, Inc. (Ê) Series 2005-WM3 Class A1 0.751% due 09/25/35	55	13

	Principal Amount ($) or Shares	Market Value $
Saxon Asset Securities Trust (Ê) Series 2004-1 Class A 0.771% due 03/25/35	57	36
Security National Mortgage Loan Trust (Ê)(Þ) Series 2006-3A Class A1 0.511% due 01/25/37	250	228
Sierra Receivables Funding Co. (Ê)(Þ) Series 2006-1A Class A2 0.381% due 05/20/18	122	109
SLM Student Loan Trust (Ê) Series 2008-2 Class A1 0.549% due 01/25/15	118	118
Series 2008-6 Class A1 0.649% due 10/27/14	797	797
Small Business Administration Participation Certificates Series 2003-20I Class 1 5.130% due 09/01/23	56	59
Soundview Home Equity Loan Trust (Ê) Series 2006-WF2 Class A2C 0.371% due 12/25/36	2,550	1,944
Specialty Underwriting & Residential Finance (Ê) Series 2003-BC1 Class A 0.911% due 01/25/34	25	18
Structured Asset Securities Corp. Series 2002-AL1 Class A3 3.450% due 02/25/32	344	291
Series 2002-HF1 Class A (Ê) 0.521% due 01/25/33	11	10
Series 2006-BC3 Class A2 (Ê) 0.281% due 10/25/36	93	92
Series 2007-BC3 Class 2A2 (Ê) 0.371% due 05/25/47	2,300	1,405
Truman Capital Mortgage Loan Trust (Ê)(Þ) Series 2006-1 Class A 0.491% due 03/25/36	889	546
Wachovia Asset Securitization, Inc. (Ê) Series 2003-HE3 Class A 0.481% due 11/25/33	110	74
Wells Fargo Home Equity Trust (Ê) Series 2007-1 Class A1 0.331% due 03/25/37	48	48

		49,014

Corporate Bonds and Notes - 21.2%
Air 2 US (Þ) 8.027% due 10/01/19	582	489
Alcoa, Inc. (Ñ) 6.000% due 07/15/13	500	523
Allstate Life Global Funding Trusts 5.375% due 04/30/13	400	434
Altria Group, Inc. 8.500% due 11/10/13	220	260
9.700% due 11/10/18	400	501

134	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

9.250% due 08/06/19	10	12
9.950% due 11/10/38	685	906
10.200% due 02/06/39	610	821
American Airlines Pass Through Trust 2009-1A (Ñ) 10.375% due 07/02/19	993	1,127
American Express Co. 7.000% due 03/19/18	200	225
6.800% due 09/01/66 (Ñ)	170	158
American Express Credit Corp. 5.875% due 05/02/13	1,775	1,924
5.125% due 08/25/14 (Ñ)	710	756
American General Finance Corp. 0.553% due 08/17/11 (Ê)	2,000	1,701
6.900% due 12/15/17	130	95
American International Group, Inc. 5.050% due 10/01/15 (Ñ)	200	167
5.850% due 01/16/18	80	64
6.250% due 03/15/87	1,800	1,053
Series WI (Ñ) 8.250% due 08/15/18	1,760	1,615
Anadarko Petroleum Corp. 5.950% due 09/15/16	655	708
6.450% due 09/15/36	210	216
Analog Devices, Inc. 5.000% due 07/01/14	430	457
Anheuser-Busch InBev Worldwide, Inc. (Þ) 5.375% due 01/15/20	2,420	2,482
Apache Corp. 6.000% due 09/15/13	460	518
6.000% due 01/15/37 (Ñ)	200	213
Appalachian Power Co. Series O 5.650% due 08/15/12	175	190
ASIF Global Financing XIX (Þ) 4.900% due 01/17/13	50	48
AT&T, Inc. 5.100% due 09/15/14	240	261
6.550% due 02/15/39	100	106
BAE Systems Holdings, Inc. (Þ) 4.950% due 06/01/14	535	564
Baker Hughes, Inc. (Ñ) 7.500% due 11/15/18	510	620
Bank of America Capital Trust XIV (ƒ)(Ñ) 5.630% due 12/31/49	20	14
Bank of America Capital Trust XV (Ê) 1.056% due 06/01/56	1,300	830
Bank of America Corp. 6.500% due 08/01/16 (Ñ)	820	888
6.000% due 09/01/17	655	680
5.750% due 12/01/17	950	969
8.125% due 12/29/49 (ƒ)(Ñ)	310	294
Series MTNL 5.650% due 05/01/18	635	641
Bank of America NA Series BKNT 0.534% due 06/15/16 (Ê)	1,200	1,088
0.554% due 06/15/17 (Ê)	1,340	1,199
6.000% due 10/15/36	300	287

	Principal Amount ($) or Shares	Market Value $
BankAmerica Capital III (Ê) Series* 0.821% due 01/15/27	700	476
Bear Stearns Cos. LLC (The) 6.400% due 10/02/17	1,020	1,124
7.250% due 02/01/18	425	487
BellSouth Corp. 4.750% due 11/15/12	20	21
BellSouth Telecommunications, Inc. 7.000% due 12/01/95	685	699
Boeing Capital Corp. (Ñ) 4.700% due 10/27/19	120	121
Boeing Co. (The) 4.875% due 02/15/20	320	327
Burlington Northern and Santa Fe Railway Co. 2005-4 Pass Through Trust 4.967% due 04/01/23	180	195
Burlington Northern Santa Fe Corp. 6.875% due 12/01/27	90	99
CareFusion Corp. (Ñ)(Þ) 4.125% due 08/01/12	450	467
Carolina Power & Light Co. 6.500% due 07/15/12	5	6
Caterpillar Financial Services Corp. (Ñ) 6.200% due 09/30/13	650	733
Cellco Partnership / Verizon Wireless Capital LLC 2.869% due 05/20/11 (Ê)	1,100	1,136
8.500% due 11/15/18	100	126
CenterPoint Energy Houston Electric LLC Series J2 5.700% due 03/15/13	350	378
CenterPoint Energy Resources Corp. 6.125% due 11/01/17	125	133
Series B 7.875% due 04/01/13	745	854
Cisco Systems, Inc. 5.500% due 01/15/40	360	347
Citibank NA 1.875% due 06/04/12 (Ñ)	100	101
Series FXD (Ñ) 1.875% due 05/07/12	600	610
Citicorp (Ñ) 7.250% due 10/15/11	460	486
Citigroup Capital XXI 8.300% due 12/21/77	1,375	1,279
Citigroup Funding, Inc. 2.250% due 12/10/12	300	305
Citigroup, Inc. 2.125% due 04/30/12	1,500	1,530
5.500% due 08/27/12	500	528
5.625% due 08/27/12	300	315
5.300% due 10/17/12 (Ñ)	200	211
5.500% due 04/11/13	675	709
5.850% due 07/02/13	100	106
6.500% due 08/19/13	605	654
5.000% due 09/15/14	1,840	1,801

Russell Investment Grade Bond Fund	135

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

5.500% due 10/15/14 (Ñ)	160	165
6.010% due 01/15/15 (Ñ)	380	395
6.000% due 08/15/17	300	303
6.125% due 11/21/17	980	991
6.125% due 05/15/18	520	522
8.500% due 05/22/19 (Ñ)	855	997
6.125% due 08/25/36	500	424
6.875% due 03/05/38 (Ñ)	1,500	1,497
8.125% due 07/15/39	2,375	2,693
Clorox Co. 5.450% due 10/15/12	295	320
Columbus Southern Power Co. Series C 5.500% due 03/01/13	85	92
Comcast Cable Holdings LLC 9.800% due 02/01/12	715	814
Comcast Corp. 6.500% due 01/15/15 (Ñ)	1,050	1,192
6.300% due 11/15/17	1,125	1,244
6.500% due 11/15/35	350	365
6.550% due 07/01/39	600	631
ConocoPhillips 5.900% due 05/15/38	60	62
6.500% due 02/01/39 (Ñ)	295	329
ConocoPhillips Holding Co. 6.950% due 04/15/29	715	813
Continental Airlines, Inc. 9.000% due 07/08/16 (Ñ)	490	529
Series 071A 5.983% due 04/19/22	2,870	2,777
Countrywide Financial Corp. Series MTN 5.800% due 06/07/12	450	483
COX Communications, Inc. 6.750% due 03/15/11	440	465
Credit Suisse USA, Inc. (Ñ) 5.500% due 08/15/13	115	127
4.875% due 01/15/15	110	117
CVS Caremark Corp. 6.250% due 06/01/27	515	529
CVS Pass-Through Trust 5.789% due 01/10/26 (Þ)	250	238
5.880% due 01/01/28	12	12
6.036% due 01/01/28	1,033	1,039
Daimler Finance North America LLC 5.875% due 03/15/11	300	314
DCP Midstream LLC 6.875% due 02/01/11	45	47
6.750% due 09/15/37 (Þ)	165	171
Dell, Inc. (Ñ) 5.650% due 04/15/18	475	507
Delta Air Lines, Inc. Series 00A2 7.570% due 05/18/12	1,240	1,262
Series 01A2 7.111% due 03/18/13	500	505
Series 071A 6.821% due 02/10/24	1,317	1,288

	Principal Amount ($) or Shares	Market Value $
Series A 7.750% due 12/17/19	1,100	1,158
Dominion Resources, Inc. 5.700% due 09/17/12	455	495
8.875% due 01/15/19	390	494
Dow Chemical Co. (The) 8.550% due 05/15/19	2,100	2,511
DPL, Inc. 6.875% due 09/01/11	495	535
DTE Energy Co. 7.050% due 06/01/11	300	319
Duke Energy Carolinas LLC 5.625% due 11/30/12	265	294
6.000% due 01/15/38	325	343
Duke Energy Corp. 6.300% due 02/01/14	150	168
3.950% due 09/15/14	335	349
Duke University (Ñ) 4.200% due 04/01/14	1,300	1,386
5.150% due 04/01/19	1,000	1,056
Eastman Kodak Co. (Ñ) 7.250% due 11/15/13	70	63
Energy Future Holdings Corp. Series P 5.550% due 11/15/14	150	112
Series Q 6.500% due 11/15/24	90	48
Series R 6.550% due 11/15/34	635	333
Enterprise Products Operating LLC Series L (Ñ) 6.300% due 09/15/17	440	485
Series O 9.750% due 01/31/14	830	1,013
ERAC USA Finance LLC (Þ) 7.000% due 10/15/37	1,335	1,403
Exelon Corp. 4.900% due 06/15/15	740	777
5.625% due 06/15/35	330	314
Express Scripts, Inc. 5.250% due 06/15/12	275	295
Farmers Exchange Capital (Þ) 7.050% due 07/15/28	485	432
Federal Express Corp. 7.600% due 07/01/97	170	166
FirstEnergy Corp. Series B 6.450% due 11/15/11	67	72
Series C 7.375% due 11/15/31	905	1,018
FirstEnergy Solutions Corp. 6.800% due 08/15/39	225	240
Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/17	1,090	1,185
General Electric Capital Corp. 3.000% due 12/09/11	1,200	1,246
2.125% due 12/21/12	1,070	1,085

136	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

2.800% due 01/08/13 (Ñ)	1,045	1,046
5.900% due 05/13/14 (Ñ)	965	1,052
5.625% due 05/01/18	580	593
5.875% due 01/14/38	2,895	2,681
6.875% due 01/10/39	1,500	1,559
6.375% due 11/15/67	770	677
Series EMTN (Ê) 0.399% due 03/20/14	800	744
Series GMTN 2.000% due 09/28/12	600	608
2.625% due 12/28/12 (Ñ)	2,400	2,467
6.000% due 08/07/19	400	414
Series MTNA 6.000% due 06/15/12	700	758
0.514% due 09/15/14 (Ê)	830	779
General Electric Co. 5.250% due 12/06/17	505	527
GlaxoSmithKline Capital, Inc. 5.650% due 05/15/18	930	1,013
GMAC, Inc. (Å) 8.000% due 12/31/18	159	150
Goldman Sachs Capital II (ƒ) 5.793% due 12/29/49	960	751
Goldman Sachs Group, Inc. (The) 1.029% due 12/05/11 (Ê)	850	864
5.300% due 02/14/12	2,155	2,299
3.250% due 06/15/12 (Ñ)	675	707
5.450% due 11/01/12	80	86
4.750% due 07/15/13 (Ñ)	300	317
5.125% due 01/15/15	1,000	1,053
6.150% due 04/01/18	360	383
7.500% due 02/15/19 (Ñ)	1,034	1,199
5.950% due 01/15/27 (Ñ)	250	237
6.450% due 05/01/36	125	119
6.750% due 10/01/37	1,950	1,928
Hartford Financial Services Group, Inc. 5.250% due 10/15/11	275	287
HCP, Inc. 5.950% due 09/15/11	985	1,034
Hess Corp. 8.125% due 02/15/19	570	695
7.875% due 10/01/29 (Ñ)	110	133
7.300% due 08/15/31	435	500
Historic TW, Inc. 8.050% due 01/15/16	565	633
Humana, Inc. 7.200% due 06/15/18	160	174
ILFC E-Capital Trust II (Þ) 6.250% due 12/21/65	290	164
International Business Machines Corp. (Ñ) 5.700% due 09/14/17	700	777
International Lease Finance Corp. 4.950% due 02/01/11	1,000	942
5.350% due 03/01/12	200	176
5.300% due 05/01/12	200	175
5.625% due 09/20/13	400	329
Jersey Central Power & Light Co. 5.625% due 05/01/16	260	274

	Principal Amount ($) or Shares	Market Value $
JPMorgan Chase & Co. 3.125% due 12/01/11 (Ñ)	2,540	2,642
5.375% due 10/01/12	1,070	1,159
5.375% due 01/15/14 (Ñ)	475	510
5.125% due 09/15/14	1,085	1,150
3.700% due 01/20/15	790	798
5.150% due 10/01/15 (Ñ)	520	555
6.000% due 01/15/18 (Ñ)	425	459
6.400% due 05/15/38	442	479
JPMorgan Chase Bank NA Series AI (Þ) 5.875% due 06/13/16	85	90
Series BKNT 6.000% due 10/01/17	400	429
JPMorgan Chase Capital XIII (Ê) Series M 1.201% due 09/30/34	625	441
JPMorgan Chase Capital XV 5.875% due 03/15/35	550	495
JPMorgan Chase Capital XX (Ñ) Series T 6.550% due 09/15/66	200	189
JPMorgan Chase Capital XXIII (Ê) 1.250% due 05/15/77	745	522
JPMorgan Chase Capital XXVII Series AA 7.000% due 11/01/39	530	548
KCP&L Greater Missouri Operations Co. 11.875% due 07/01/12	1,085	1,276
Kellogg Co. 5.125% due 12/03/12	660	721
Kerr-McGee Corp. (Ñ) 6.950% due 07/01/24	290	327
Kinder Morgan Energy Partners, LP 7.125% due 03/15/12	185	205
5.000% due 12/15/13	115	124
6.000% due 02/01/17	60	65
6.950% due 01/15/38 (Ñ)	1,165	1,282
6.500% due 09/01/39 (Ñ)	330	344
Kraft Foods, Inc. (Ñ) 6.125% due 02/01/18	900	964
Lehman Brothers Holdings Capital Trust VII (ƒ)(Ø)(Æ) 5.857% due 11/29/49	1,450	—
Lehman Brothers Holdings, Inc. (Ø)(Æ) 5.250% due 02/06/12	140	29
6.200% due 09/26/14	150	31
6.500% due 07/19/17	390	—
6.750% due 12/28/17	990	—
6.875% due 05/02/18	200	44
Lincoln National Corp. 6.250% due 02/15/20	455	470
Lorillard Tobacco Co. 8.125% due 06/23/19	745	817
Manufacturers & Traders Trust Co. 5.585% due 12/28/20	180	159

Russell Investment Grade Bond Fund	137

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

MBNA Capital B (Ê) Series B 1.049% due 02/01/27	680	464
MBNA Corp. 6.125% due 03/01/13	445	479
Mead Johnson Nutrition Co. (Þ) 4.900% due 11/01/19	195	197
Merrill Lynch & Co., Inc. 0.449% due 07/25/11 (Ê)	700	694
6.050% due 08/15/12	200	216
5.450% due 02/05/13	2,730	2,905
6.400% due 08/28/17	690	722
6.220% due 09/15/26	715	686
6.110% due 01/29/37	620	565
MetLife, Inc. 6.125% due 12/01/11	180	195
6.400% due 12/15/66	1,010	889
Series A 6.817% due 08/15/18	675	769
Metropolitan Life Global Funding I (Þ) 5.125% due 06/10/14	300	321
MidAmerican Energy Co. 5.800% due 10/15/36	300	308
Morgan Stanley 3.250% due 12/01/11	520	542
5.625% due 01/09/12 (Ñ)	510	545
4.750% due 04/01/14	250	256
6.000% due 05/13/14	680	741
0.701% due 10/18/16 (Ê)	1,235	1,131
5.450% due 01/09/17	600	621
6.250% due 08/28/17 (Ñ)	300	320
6.625% due 04/01/18	2,425	2,652
5.625% due 09/23/19	1,625	1,640
Series GMTN (Ê)(Ñ) 0.549% due 01/09/14	1,100	1,056
National City Bank (Ê) Series BKNT 0.625% due 06/07/17	1,400	1,243
National Semiconductor Corp. 6.600% due 06/15/17	50	52
Nationsbank Capital Trust III (Ê) 0.801% due 01/15/27	500	349
New Cingular Wireless Services, Inc. 7.875% due 03/01/11	1,900	2,041
8.750% due 03/01/31	500	648
News America Holdings, Inc. 7.900% due 12/01/95	295	332
8.250% due 10/17/96	65	73
News America, Inc. 6.200% due 12/15/34	35	36
6.150% due 03/01/37	1,220	1,239
6.650% due 11/15/37	20	21
NGPL Pipeco LLC (Þ) 6.514% due 12/15/12	1,835	2,028
Nisource Finance Corp. 6.400% due 03/15/18	250	266

	Principal Amount ($) or Shares	Market Value $
Northern States Power Co. (Ñ) Series B 8.000% due 08/28/12	400	463
Occidental Petroleum Corp. 7.000% due 11/01/13	800	933
Ohio Power Co. Series F 5.500% due 02/15/13	45	49
Oncor Electric Delivery Co. LLC 5.950% due 09/01/13	630	693
6.800% due 09/01/18 (Ñ)	1,350	1,517
Oracle Corp. 5.750% due 04/15/18	1,250	1,367
Pacific Gas & Electric Co. 8.250% due 10/15/18	170	211
6.050% due 03/01/34	340	354
5.800% due 03/01/37	110	111
6.350% due 02/15/38 (Ñ)	90	97
Panhandle Eastern Pipeline Co., LP 8.125% due 06/01/19	1,000	1,193
Pemex Project Funding Master Trust (Ñ) Series WI 6.625% due 06/15/35	430	400
PepsiCo, Inc. 7.900% due 11/01/18	470	582
Philip Morris International, Inc. (Ñ) 5.650% due 05/16/18	300	320
Principal Life Income Funding Trusts 5.300% due 04/24/13	300	320
Progress Energy, Inc. 7.750% due 03/01/31	130	154
6.000% due 12/01/39	545	541
Prudential Financial, Inc. 3.875% due 01/14/15	235	237
Prudential Holdings LLC (Þ) 8.695% due 12/18/23	1,175	1,277
Public Service Co. of New Mexico 7.950% due 05/15/18	675	713
Public Service Electric & Gas Co. (Ñ) 5.300% due 05/01/18	800	849
Qwest Corp. 7.875% due 09/01/11	840	880
Reynolds American, Inc. 7.625% due 06/01/16 (Ñ)	220	248
Series* (Ñ) 7.250% due 06/01/12	40	44
Roche Holdings, Inc. (Þ) 6.000% due 03/01/19	280	309
Simon Property Group, LP 5.300% due 05/30/13	1,075	1,150
4.200% due 02/01/15 (Ñ)	330	335
6.100% due 05/01/16	295	317
Southern Natural Gas Co. (Þ) 5.900% due 04/01/17	30	32
Southwest Airlines Co. 2007-1 Pass Through Trust Series 07-1 6.150% due 02/01/24	159	163

138	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Southwestern Electric Power Co. (Ñ) 6.450% due 01/15/19	770	849
State Street Capital Trust IV (Ê) 1.254% due 06/01/67	100	69
SunTrust Capital VIII 6.100% due 12/01/66	630	462
SunTrust Preferred Capital I (ƒ) 5.853% due 12/31/49	156	107
Teachers Insurance & Annuity Association of America (Þ) 6.850% due 12/16/39	310	334
Tennessee Gas Pipeline Co. 8.000% due 02/01/16	505	588
Texas-New Mexico Power Co. (Þ) 9.500% due 04/01/19	800	988
Time Warner Cable, Inc. 6.750% due 07/01/18	1,300	1,448
8.750% due 02/14/19	740	915
8.250% due 04/01/19	160	193
6.750% due 06/15/39 (Ñ)	190	201
Series WI 5.850% due 05/01/17	1,225	1,310
Time Warner Entertainment Co., LP (Ñ) Series* 8.375% due 07/15/33	105	128
Time Warner, Inc. 6.750% due 04/15/11	680	723
6.875% due 05/01/12	345	382
Travelers Cos., Inc. (The) 6.250% due 06/15/37	500	541
6.250% due 03/15/67	620	583
Union Electric Co. 6.400% due 06/15/17	545	604
United Parcel Service, Inc. 4.500% due 01/15/13	600	647
United Technologies Corp. (Ñ) 5.400% due 05/01/35	70	69
UnitedHealth Group, Inc. 5.250% due 03/15/11	280	292
6.000% due 06/15/17	65	71
6.000% due 02/15/18 (Ñ)	550	591
Series WI 6.500% due 06/15/37	120	128
USB Capital IX (ƒ)(Ñ) 6.189% due 10/29/49	200	166
Valero Energy Corp. 9.375% due 03/15/19 (Ñ)	925	1,127
6.625% due 06/15/37	700	659
Verizon Communications, Inc. 5.350% due 02/15/11 (Ñ)	325	340
5.500% due 02/15/18 (Ñ)	430	455
6.100% due 04/15/18 (Ñ)	680	744
6.350% due 04/01/19 (Ñ)	595	659
6.400% due 02/15/38	810	848
8.950% due 03/01/39	280	382
Verizon Global Funding Corp. (Ñ) 7.375% due 09/01/12	275	312

	Principal Amount ($) or Shares	Market Value $
Wachovia Capital Trust III (ƒ) 5.800% due 03/29/49	340	263
Wachovia Corp. 5.500% due 05/01/13 (Ñ)	750	813
5.700% due 08/01/13 (Ñ)	1,180	1,279
5.250% due 08/01/14 (Ñ)	460	487
5.625% due 10/15/16	400	416
Series*(Ê) 0.589% due 10/28/15	400	367
Wal-Mart Stores, Inc. (Ñ)
5.800% due 02/15/18	410	459
6.200% due 04/15/38	90	97
Washington Mutual, Inc. (Ñ) 5.000% due 03/22/12	425	420
Waste Management, Inc. 6.375% due 11/15/12	555	615
6.125% due 11/30/39	360	365
WEA Finance LLC / WT Finance Aust Pty, Ltd. (Þ) 7.500% due 06/02/14	495	565
6.750% due 09/02/19	120	131
WellPoint, Inc. 5.875% due 06/15/17	30	33
7.000% due 02/15/19 (Ñ)	200	231
Wells Fargo & Co. (ƒ)(Ñ) Series K 7.980% due 03/29/49	900	909
Wells Fargo Capital X (Ñ) 5.950% due 12/15/36	200	183
Wells Fargo Capital XV (ƒ)(Ñ) 9.750% due 12/31/49	960	1,022
Williams Cos., Inc. (The) 7.875% due 09/01/21	325	393
Series A 7.500% due 01/15/31	425	481
Series WI 8.750% due 01/15/20	1,135	1,458
Wyeth 5.950% due 04/01/37	350	364
Xerox Corp. 5.500% due 05/15/12	570	608
6.750% due 12/15/39	560	591
XTO Energy, Inc. 7.500% due 04/15/12	130	147
5.500% due 06/15/18 (Ñ)	750	810
6.500% due 12/15/18	590	677

		209,950

International Debt - 5.5%
America Movil SAB de CV 5.625% due 11/15/17 (Ñ)	180	188
5.000% due 10/16/19 (Þ)	550	542
Anadarko Finance Co. Series B 7.500% due 05/01/31	475	537
ANZ National International, Ltd. (Þ) 6.200% due 07/19/13	1,600	1,784

Russell Investment Grade Bond Fund	139

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

ArcelorMittal 5.375% due 06/01/13	1,075	1,145
9.850% due 06/01/19	680	864
AstraZeneca PLC (Ñ) 5.900% due 09/15/17	300	337
Bank of Scotland PLC (Þ) 5.250% due 02/21/17	230	232
Bank of Tokyo-Mitsubishi UFJ, Ltd. (Å) 2.600% due 01/22/13	460	462
3.850% due 01/22/15	300	304
Banque Centrale de Tunisie 8.250% due 09/19/27	550	668
Barclays Bank PLC 5.200% due 07/10/14	280	299
6.050% due 12/04/17 (Þ)	140	145
6.750% due 05/22/19 (Ñ)	455	508
Barrick Australian Finance Pty, Ltd. 5.950% due 10/15/39	310	307
BNP Paribas (ƒ)(Þ) 5.186% due 06/29/49	1,900	1,690
BP Capital Markets PLC 5.250% due 11/07/13	650	717
3.875% due 03/10/15	200	209
CODELCO Inc. (Þ) 7.500% due 01/15/19	400	484
6.150% due 10/24/36	100	105
Commonwealth Bank of Australia (Þ) 3.750% due 10/15/14	250	253
5.000% due 10/15/19 (Ñ)	110	111
Credit Agricole SA (ƒ)(Þ) 8.375% due 10/29/49	560	605
Credit Suisse Guernsey, Ltd. (ƒ) 5.860% due 05/29/49	520	458
Series 1 (Ê) 0.940% due 05/29/49	725	542
Credit Suisse NY 5.000% due 05/15/13	1,000	1,078
5.500% due 05/01/14	500	547
6.000% due 02/15/18	500	528
5.300% due 08/13/19 (Ñ)	155	159
Danske Bank A/S (Þ) 2.500% due 05/10/12	300	307
Depfa ACS Bank (Å) 5.125% due 03/16/37	400	299
Deutsche Bank AG (Ñ) 5.375% due 10/12/12	350	382
6.000% due 09/01/17	1,000	1,111
Deutsche Telekom International Finance BV 5.750% due 03/23/16	300	323
Dexia Credit Local (Ê)(Þ) 0.899% due 09/23/11	500	504
Diageo Capital PLC 7.375% due 01/15/14	980	1,154
Electricite De France (Þ) 5.500% due 01/26/14	400	442
6.500% due 01/26/19 (Ñ)	400	454

	Principal Amount ($) or Shares	Market Value $
6.950% due 01/26/39	400	466
European Investment Bank 1.625% due 03/15/13	2,420	2,412
2.375% due 03/14/14 (Ñ)	825	829
2.875% due 01/15/15	920	930
Export-Import Bank of China (Þ) 4.875% due 07/21/15	200	213
Gaz Capital SA (Þ) 7.343% due 04/11/13	100	105
6.212% due 11/22/16	100	99
8.146% due 04/11/18	500	543
General Electric Capital Corp. (Þ) 5.500% due 09/15/67	300	343
Glitnir Banki HF (Å) 6.330% due 07/28/11	270	68
6.375% due 09/25/12	390	98
6.693% due 06/15/16	700	—
HBOS Capital Funding, LP (ƒ)(Ñ)(Þ) 6.071% due 06/29/49	110	81
HBOS PLC (Þ) 6.750% due 05/21/18	2,425	2,371
HSBC Holdings PLC 6.500% due 05/02/36 (Ñ)	500	528
6.500% due 09/15/37	500	523
Ingersoll-Rand Global Holding Co., Ltd. (Ñ) 9.500% due 04/15/14	340	416
Kaupthing Bank Hf (Å) 5.750% due 10/04/11	100	25
7.625% due 02/28/15	1,210	296
7.125% due 05/19/16	1,480	—
Korea Electric Power Corp. (Þ) 5.125% due 04/23/34	155	166
LBG Capital No. 1 PLC (Å) 8.500% due 12/29/49	200	166
Lloyds TSB Bank PLC (Å) 4.375% due 01/12/15	400	398
5.800% due 01/13/20	420	415
Merrill Lynch & Co., Inc. (Ê) 1.060% due 03/22/11	100	136
Mexico Government International Bond 6.050% due 01/11/40 (Ñ)	200	193
Series MTNA 6.750% due 09/27/34	333	350
Motors Liquidation Co. (Ø)(Æ) 8.375% due 07/05/33	160	58
MUFG Capital Finance 1, Ltd. (ƒ) 6.346% due 07/29/49	200	194
National Australia Bank, Ltd. (Þ) 5.350% due 06/12/13	600	652
Nordea Bank AB 3.700% due 11/13/14 (Þ)	360	366
4.875% due 01/27/20 (Ñ)(Å)	240	238
Petrobras International Finance Co. 6.125% due 10/06/16 (Ñ)	150	160
5.750% due 01/20/20	747	739
Petroleos Mexicanos (Å) 6.000% due 03/05/20	400	396

140	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Petroleum Export, Ltd. (Þ) 5.265% due 06/15/11	88	86
Rabobank Nederland NV (ƒ)(Ñ)(Þ) 11.000% due 06/29/49	305	390
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Þ) 5.838% due 09/30/27	250	251
Resona Bank, Ltd. (ƒ)(Þ) 5.850% due 09/29/49	100	92
Resona Preferred Global Securities Cayman, Ltd. (ƒ)(Þ) 7.191% due 12/29/49	405	376
Rio Tinto Finance USA, Ltd. 6.500% due 07/15/18	630	700
Royal Bank of Scotland Group PLC 6.400% due 10/21/19 (Ñ)	460	473
Series 1 (ƒ) 9.118% due 03/31/49	200	172
Series U (ƒ) 7.640% due 03/29/49	100	58
Royal Bank of Scotland PLC (The) (Ê)(Þ) 0.650% due 04/08/11	4,300	4,308
RSHB Capital SA for OJSC Russian Agricultural Bank (Þ) 6.299% due 05/15/17	110	109
Russia Government International Bond Series REGS 7.500% due 03/31/30	45	51
Santander Perpetual SA Unipersonal (ƒ)(Þ) 6.671% due 10/29/49	900	853
Santander US Debt SA Unipersonal (Å) 3.724% due 01/20/15	400	403
Shinsei Finance Cayman, Ltd. (ƒ)(Ñ)(Þ) 6.418% due 01/29/49	630	384
Siemens Financieringsmaatschappij NV (Þ) 5.500% due 02/16/12	1,400	1,517
SMFG Preferred Capital USD 1, Ltd. (ƒ)(Þ) 6.078% due 01/29/49	1,120	1,066
Societe Financement de l’Economie Francaise (Þ) 2.375% due 03/26/12	300	307
0.451% due 07/16/12 (Ê)	1,000	1,005
Systems 2001 AT LLC (Þ) 7.156% due 12/15/11	148	154
Telecom Italia Capital SA 6.200% due 07/18/11	290	308
5.250% due 10/01/15	690	729
6.999% due 06/04/18	470	521
Temasek Financial I, Ltd. (Þ) 4.300% due 10/25/19	300	295
TNK-BP Finance SA (Ñ)(Þ) Series 144a 7.500% due 07/18/16	340	350
TransCapitalInvest, Ltd. for OJSC AK Transneft (Þ) 8.700% due 08/07/18	200	231
Tyco International Finance SA 6.750% due 02/15/11	110	116

	Principal Amount ($) or Shares	Market Value $
6.375% due 10/15/11	465	501
6.000% due 11/15/13	835	926
Tyco International, Ltd. / Tyco International Finance SA 6.875% due 01/15/21 (Ñ)	20	23
Series WI (Ñ) 7.000% due 12/15/19	50	58
UBS AG (Ñ) 3.875% due 01/15/15	310	310
Vale Overseas, Ltd. 6.250% due 01/23/17	100	106
6.875% due 11/21/36	497	512
6.875% due 11/10/39	215	220
Vodafone Group PLC 4.150% due 06/10/14	245	257

		53,975

Mortgage-Backed Securities - 38.4%
Adjustable Rate Mortgage Trust (Ê) Series 2005-3 Class 8A2 0.471% due 07/25/35	155	130
American Home Mortgage Investment Trust (Ê) Series 2004-4 Class 4A 2.484% due 02/25/45	164	129
Series 2005-4 Class 1A1 0.521% due 11/25/45	667	386
Banc of America Alternative Loan Trust Series 2003-2 Class CB2 (Ê) 0.731% due 04/25/33	90	78
Series 2003-10 Class 2A2 (Ê) 0.681% due 12/25/33	251	223
Series 2006-5 Class CB17 6.000% due 06/25/46	661	472
Banc of America Commercial Mortgage, Inc. Series 2005-2 Class A4 4.783% due 07/10/43	1,100	1,132
Series 2005-3 Class A2 4.501% due 07/10/43	378	378
Series 2006-1 Class A4 5.372% due 09/10/45	910	912
Series 2006-3 Class A4 5.889% due 07/10/44	1,330	1,209
Series 2006-6 Class A4 5.356% due 10/10/45	600	553
Series 2007-2 Class AAB 5.639% due 04/10/49	990	1,000
Series 2007-3 Class A3 5.658% due 06/10/49	200	199
Series 2007-5 Class A3 5.620% due 02/10/51	20	20
Banc of America Funding Corp. Series 2005-5 Class 1A11 5.500% due 09/25/35	767	678
Series 2005-D Class A1 (Ê) 3.131% due 05/25/35	294	271

Russell Investment Grade Bond Fund	141

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-A Class 3A2 5.781% due 02/20/36	320	182
Series 2007-E Class 4A1 (Ê) 5.718% due 07/20/47	784	514
Banc of America Mortgage Securities, Inc. Series 2003-9 Class 1A12 (Ê) 0.681% due 12/25/33	263	253
Series 2004-1 Class 5A1 6.500% due 09/25/33	30	31
Series 2004-2 Class 5A1 6.500% due 10/25/31	42	41
Series 2004-11 Class 2A1 5.750% due 01/25/35	579	579
Series 2005-H Class 2A5 (Ê) 4.777% due 09/25/35	575	475
Series 2005-L Class 3A1 (Ê) 5.390% due 01/25/36	395	338
Series 2006-2 Class A15 6.000% due 07/25/46	536	486
Series 2006-B Class 1A1 (Ê) 4.354% due 10/20/46	179	121
Bear Stearns Adjustable Rate Mortgage Trust Series 2002-11 Class 1A1 5.800% due 02/25/33	16	15
Series 2004-1 Class 23A1 (Ê) 5.456% due 04/25/34	181	184
Series 2004-8 Class 2A1 3.707% due 11/25/34	510	449
Series 2004-9 Class 22A1 (Ê) 4.151% due 11/25/34	141	134
Series 2004-10 Class 22A1 4.975% due 01/25/35	178	170
Series 2005-2 Class A1 (Ê) 2.940% due 03/25/35	2,223	2,094
Series 2005-12 Class 13A1 5.428% due 02/25/36	136	117
Bear Stearns Alt-A Trust Series 2005-4 Class 23A1 5.126% due 05/25/35	399	286
Series 2005-7 Class 22A1 5.275% due 09/25/35	264	196
Bear Stearns Commercial Mortgage Securities Series 2007-PW1 Class A4 5.331% due 02/11/44	1,250	1,116
Bear Stearns Structured Products, Inc. Series 2007-R6 Class 1A1 5.618% due 01/26/36	427	268
Series 2007-R6 Class 2A1 5.666% due 12/26/46	221	128
Chase Mortgage Finance Corp. Series 2003-S8 Class A1 4.500% due 09/25/18	315	318
Series 2005-A1 Class 2A2 (Ê) 5.232% due 12/25/35	914	863
Series 2006-A1 Class 1A1 (Ê) 6.002% due 09/25/36	341	321

	Principal Amount ($) or Shares	Market Value $
Series 2006-S4 Class A3 6.000% due 12/25/36	597	553
Series 2006-S4 Class A4 6.000% due 12/25/36	227	213
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB Class A2 (Ê) 4.674% due 02/25/34	23	21
Series 2005-3 Class 2A2B 4.628% due 08/25/35	518	198
Series 2005-11 Class A2A (Ê) 4.700% due 12/25/35	288	265
Series 2005-11 Class A3 (Ê) 4.900% due 12/25/35	426	362
Series 2007-AR8 Class 2A1A 5.876% due 07/25/37	488	364
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 5.225% due 07/15/44	765	790
Series 2006-CD3 Class A5 5.617% due 10/15/48	685	687
Citimortgage Alternative Loan Trust Series 2006-A3 Class 1A5 6.000% due 07/25/36	364	270
Commercial Mortgage Loan Trust Series 2008-LS1 Class A4B 6.020% due 12/10/49	1,110	1,012
Series 2008-LS1 Class AJ 6.020% due 10/10/17	275	123
Countrywide Alternative Loan Trust Series 2004-2CB Class 1A4 (Ê) 0.631% due 03/25/34	271	240
Series 2005-J8 Class 1A3 5.500% due 07/25/35	635	519
Series 2005-J12 Class 2A1 (Ê) 0.501% due 08/25/35	424	217
Series 2005-J13 Class 2A3 5.500% due 11/25/35	248	194
Series 2006-9T1 Class A7 6.000% due 05/25/36	285	204
Series 2006-J2 Class A3 6.000% due 04/25/36	442	369
Series 2007-J2 Class 2A1 6.000% due 07/25/37	611	409
Series 2007-OA6 Class A1B (Ê) 0.431% due 06/25/37	597	290
Series 2007-OA7 Class A1A (Ê) 0.411% due 05/25/47	582	279
Countrywide Home Loan Mortgage Pass Through Trust Series 2004-16 Class 1A1 (Ê) 0.631% due 09/25/34	224	128
Series 2004-22 Class A3 3.509% due 11/25/34	342	292
Series 2004-HYB Class 1A1 3.401% due 02/20/35	752	642
Series 2004-R2 Class 1AF1 (Ê)(Þ) 0.651% due 11/25/34	33	27

142	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-3 Class 1A2 (Ê) 0.521% due 04/25/35	126	71
Series 2005-HYB Class 3A2A (Ê) 5.250% due 02/20/36	112	76
Series 2005-R1 Class 1AF1 (Ê)(Þ) 0.591% due 03/25/35	39	30
Series 2005-R3 Class AF (Ê)(Þ) 0.631% due 09/25/35	737	613
Series 2006-HYB Class 2A1A 5.639% due 05/20/36	564	388
Series 2006-OA4 Class A1 (Ê) 1.504% due 04/25/46	342	138
Series 2007-18 Class 2A1 6.500% due 11/25/37	488	404
Series 2007-HY1 Class 1A2 5.639% due 04/25/37	271	56
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class A3 4.321% due 01/15/37	130	132
Series 2005-9 Class 2A1 5.500% due 10/25/35	1,010	868
Series 2005-C4 Class A3 5.120% due 08/15/38	5,050	5,133
Credit Suisse Mortgage Capital Certificates Series 2006-C2 Class A1 5.250% due 03/15/39	538	549
Series 2006-C4 Class A3 5.467% due 09/15/39	1,350	1,204
Series 2006-C5 Class A3 5.311% due 12/15/39	750	659
Series 2006-TFL Class A1 (Ê)(Þ) 0.353% due 04/15/21	174	164
Series 2007-C1 Class A3 5.383% due 02/15/40	2,500	2,038
Series 2007-C3 Class A4 5.723% due 06/15/39	2,265	1,874
Series 2007-C5 Class A3 5.694% due 09/15/40	545	529
Series 2007-C5 Class A4 5.695% due 09/15/40	1,200	997
Series 2008-C1 Class A3 6.216% due 02/15/41	1,570	1,348
Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-AR1 Class 2A3 4.928% due 08/25/35	1,060	580
Deutsche Mortgage Securities, Inc. (Þ) Series 2005-WF1 Class 1A3 5.159% due 06/26/35	920	682
Downey Savings & Loan Association Mortgage Loan Trust Series 2004-AR3 Class 1A1B (Ê) 2.785% due 07/19/44	117	51
Series 2005-AR6 Class 2A1A (Ê) 0.523% due 10/19/45	584	308

	Principal Amount ($) or Shares	Market Value $
Fannie Mae 5.190% due 2012	718	768
7.000% due 2012	2	2
5.500% due 2013	4	4
6.500% due 2013	24	26
6.500% due 2015	10	11
7.000% due 2015	7	7
6.000% due 2016	94	102
6.500% due 2016	68	74
5.500% due 2017	129	136
6.000% due 2017	835	903
6.500% due 2017	161	175
7.500% due 2017	—	1
8.500% due 2017	3	3
4.500% due 2018	986	1,039
5.000% due 2018	908	968
5.500% due 2018	925	998
6.500% due 2018	199	220
5.000% due 2019	1,315	1,401
6.500% due 2019	94	103
4.000% due 2020	596	609
4.500% due 2020	486	512
5.000% due 2020	611	651
6.500% due 2020	42	46
4.000% due 2021	283	289
5.500% due 2021	13	13
6.000% due 2021	162	175
5.500% due 2022	774	828
5.000% due 2023	68	72
5.000% due 2024	280	296
8.000% due 2024	75	87
8.500% due 2024	16	18
9.000% due 2024	3	4
7.000% due 2025	12	13
8.000% due 2025	1	1
8.500% due 2025	23	26
6.000% due 2026	252	271
7.000% due 2026	20	23
9.000% due 2026	4	5
7.000% due 2027	7	8
9.000% due 2027	1	1
6.500% due 2028	332	361
6.500% due 2029	987	1,080
7.000% due 2029	88	98
6.500% due 2030	5	5
8.000% due 2030	99	113
6.500% due 2031	105	114
8.000% due 2031	78	90
5.500% due 2032	42	44
6.000% due 2032	287	311
6.500% due 2032	1,237	1,350
7.000% due 2032	278	307
8.000% due 2032	3	5
2.783% due 2033 (Ê)	130	134
2.853% due 2033 (Ê)	299	308
4.500% due 2033	5,279	5,385

Russell Investment Grade Bond Fund	143

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

5.000% due 2033	3,065	3,200
5.500% due 2033	8,355	8,888
6.000% due 2033	223	241
6.500% due 2033	655	715
4.500% due 2034	130	133
5.000% due 2034	499	520
5.500% due 2034	6,542	6,961
6.000% due 2034	2,459	2,655
6.500% due 2034	665	724
2.510% due 2035 (Ê)	370	372
2.513% due 2035 (Ê)	537	541
2.520% due 2035 (Ê)	251	253
2.521% due 2035 (Ê)	245	247
2.526% due 2035 (Ê)	237	239
2.537% due 2035 (Ê)	205	206
2.544% due 2035 (Ê)	1,721	1,733
3.117% due 2035 (Ê)	247	253
3.608% due 2035 (Ê)	431	446
4.500% due 2035	408	415
5.000% due 2035	2,603	2,711
5.500% due 2035	3,951	4,201
6.000% due 2035	4,179	4,511
5.000% due 2036	877	913
5.500% due 2036	8,171	8,678
6.000% due 2036	2,724	2,922
6.500% due 2036	1,711	1,850
7.000% due 2036	133	146
5.500% due 2037	2,038	2,164
5.512% due 2037 (Ê)	553	586
5.835% due 2037 (Ê)	114	121
6.500% due 2037	6,107	6,584
5.000% due 2038	10,226	10,641
5.500% due 2038	4,837	5,130
6.000% due 2038	2,377	2,545
4.500% due 2039	1,233	1,247
1.671% due 2044 (Ê)	123	121
15 Year TBA (Ï) 4.000%	1,285	1,307
4.500%	1,250	1,300
5.000%	595	628
5.500%	2,955	3,158
30 Year TBA (Ï) 5.000%	3,225	3,351
6.000%	5,705	5,569
6.500%	3,650	3,931
Series 2003-343 Class 6 Interest Only STRIP 5.000% due 10/01/33	684	143
Series 2003-345 Class 18 Interest Only STRIP 4.500% due 12/01/18	1,593	173
Series 2003-345 Class 19 Interest Only STRIP 4.500% due 01/01/19	1,763	186
Series 2005-365 Class 12 Interest Only STRIP 5.500% due 12/01/35	2,039	361

	Principal Amount ($) or Shares	Market Value $
Series 2006-369 Class 8 Interest Only STRIP 5.500% due 04/01/36	506	90
Fannie Mae Grantor Trust (Ê) Series 2002-T5 Class A1 0.471% due 05/25/32	485	452
Fannie Mae REMICS Series 1992-158 Class ZZ 7.750% due 08/25/22	161	177
Series 1999-56 Class Z 7.000% due 12/18/29	284	312
Series 2003-21 Class M 5.000% due 02/25/17	12	12
Series 2003-32 Class FH (Ê) 0.631% due 11/25/22	137	136
Series 2003-35 Class FY (Ê) 0.631% due 05/25/18	753	745
Series 2003-37 Class HY 5.000% due 12/25/16	241	247
Series 2003-78 Class FI (Ê) 0.631% due 01/25/33	302	299
Series 2004-21 Class FL (Ê) 0.581% due 11/25/32	175	174
Series 2005-65 Class FP (Ê) 0.481% due 08/25/35	59	59
Series 2006-48 Class LG Principal Only STRIP Zero coupon due 06/25/36	137	120
Series 2006-5 Class 3A2 (Ê) 3.805% due 05/25/35	59	59
Series 2007-73 Class A1 (Ê) 0.291% due 07/25/37	642	615
Fannie Mae Whole Loan Series 2003-W1 Class 1A1 6.500% due 12/25/42	47	51
Series 2004-W2 Class 5AF (Ê) 0.581% due 03/25/44	322	304
Federal Home Loan Mortgage Corp. Structured Pass Through Securities (Ê) Series 2005-63 Class 1A1 1.744% due 02/25/45	50	47
FHA Project Citi 68 NP 7.430% due 06/27/21	67	67
First Horizon Alternative Mortgage Securities Series 2004-AA3 Class A1 (Ê) 2.995% due 09/25/34	231	202
Series 2006-AA5 Class A2 (Ê) Interest Only STRIP 6.451% due 09/25/36	189	4
Series 2006-AA7 Class A1 (Ê) 6.479% due 01/25/37	1,962	951
Series 2006-FA3 Class A6 6.000% due 07/25/36	309	250
First Horizon Asset Securities, Inc. (Ê) Series 2005-AR5 Class 3A1 5.558% due 10/25/35	154	136

144	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Freddie Mac 8.000% due 2012	2	2
6.000% due 2013	9	10
7.000% due 2014	7	8
12.000% due 2014	4	4
6.000% due 2016	182	196
9.000% due 2016	53	59
6.000% due 2017	294	317
8.000% due 2017	10	12
4.500% due 2018	986	1,040
5.000% due 2018	263	279
4.500% due 2019	291	307
5.000% due 2019	460	490
5.500% due 2019	584	628
5.500% due 2020	1,498	1,611
6.000% due 2022	22	24
9.000% due 2024	5	6
6.500% due 2025	9	9
8.000% due 2025	10	12
9.000% due 2025	7	8
9.000% due 2026	1	1
3.327% due 2027 (Ê)	17	18
8.500% due 2027	41	47
6.500% due 2028	131	144
6.500% due 2029	205	224
3.389% due 2030 (Ê)	7	7
6.500% due 2031	316	345
5.500% due 2032	1,927	2,054
6.000% due 2032	34	37
6.500% due 2032	400	436
7.000% due 2032	322	359
7.500% due 2032	38	43
5.000% due 2033	656	684
5.500% due 2033	2,147	2,287
6.000% due 2033	8	9
6.500% due 2033	144	157
2.873% due 2034 (Ê)	116	119
4.500% due 2034	289	294
5.000% due 2034	2,746	2,866
5.500% due 2034	1,556	1,656
6.000% due 2034	161	174
6.500% due 2034	150	163
5.000% due 2035	528	550
5.500% due 2035	472	501
6.000% due 2035	388	420
5.835% due 2036 (Ê)	263	277
5.902% due 2036 (Ê)	465	489
5.967% due 2036 (Ê)	367	391
6.000% due 2036	637	686
6.198% due 2036 (Ê)	423	450
6.500% due 2036	208	225
5.000% due 2037	366	380
5.461% due 2037 (Ê)	278	295
5.500% due 2037	194	206
5.512% due 2037 (Ê)	852	902
5.562% due 2037 (Ê)	1,215	1,287
5.676% due 2037 (Ê)	1,183	1,255
5.697% due 2037 (Ê)	182	193

	Principal Amount ($) or Shares	Market Value $
5.702% due 2037 (Ê)	427	453
5.755% due 2037 (Ê)	348	368
5.799% due 2037 (Ê)	129	136
5.809% due 2037 (Ê)	411	437
5.847% due 2037 (Ê)	388	412
5.885% due 2037 (Ê)	323	345
5.901% due 2037 (Ê)	187	198
6.000% due 2037	282	303
6.079% due 2037 (Ê)	1,295	1,382
4.979% due 2038 (Ê)	555	585
5.000% due 2038	124	130
5.500% due 2038	4,475	4,752
6.000% due 2038	7,671	8,226
4.500% due 2039	1,191	1,203
6.000% due 2039	686	736
15 Year TBA (Ï)
5.000%	2,500	2,641
30 Year TBA (Ï)
4.500%	3,745	3,781
5.000%	1,780	1,850
5.500%	2,515	2,666
6.000%	4,695	5,030
Freddie Mac REMICS Series 1991-105 Class G 7.000% due 03/15/21	25	28
Series 1998-210 Class ZM 6.000% due 12/15/28	397	430
Series 2000-226 Class F (Ê) 0.683% due 11/15/30	7	7
Series 2001-229 Class KF (Ê) 0.481% due 07/25/22	242	241
Series 2004-277 Class UF (Ê) 0.531% due 06/15/33	318	317
Series 2004-281 Class DF (Ê) 0.681% due 06/15/23	292	290
Series 2005-294 Class FA (Ê) 0.401% due 03/15/20	556	547
Series 2005-295 Class NA 4.250% due 09/15/24	39	39
Series 2005-299 Class KF (Ê) 0.631% due 06/15/35	183	182
Series 2005-301 Class IM Interest Only STRIP 5.500% due 01/15/31	282	17
Series 2005-305 Class JF (Ê) 0.531% due 10/15/35	164	164
Series 2007-333 Class BF (Ê) 0.381% due 07/15/19	771	760
Series 2007-333 Class FT (Ê) 0.381% due 08/15/19	935	921
Ginnie Mae I 9.500% due 2016	1	1
8.000% due 2017	4	5
10.500% due 2020	6	7
8.000% due 2022	13	14
8.500% due 2022	9	11
8.500% due 2024	7	9

Russell Investment Grade Bond Fund	145

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

8.000% due 2025	16	17
9.000% due 2025	9	11
8.000% due 2026	49	56
7.000% due 2029	2	2
8.000% due 2029	32	37
8.500% due 2029	20	23
8.000% due 2030	24	29
8.500% due 2030	15	17
7.000% due 2031	248	274
7.000% due 2032	64	73
5.000% due 2033	2,011	2,111
7.000% due 2033	14	17
5.000% due 2035	346	363
6.000% due 2035	2,403	2,579
6.000% due 2036	214	229
6.500% due 2036	1,000	1,075
6.500% due 2037	11,876	12,746
6.000% due 2038	469	502
6.500% due 2038	33,932	36,406
5.500% due 2039	302	320
6.500% due 2039	1,192	1,279
30 Year TBA (Ï) 5.000%	10,482	10,915
5.500%	715	757
6.000%	1,480	1,580
Ginnie Mae II 4.125% due 2027 (Ê)	28	28
3.625% due 2030 (Ê)	76	79
4.375% due 2030 (Ê)	12	12
7.500% due 2032	7	7
30 Year TBA (Ï) 5.000%	200	208
GMAC Mortgage Corp. Loan Trust Series 2005-AR6 Class 3A1 5.294% due 11/19/35	668	550
Goldman Sachs Mortgage Securities Corp. II Series 2007-GG1 Class A4 5.805% due 08/10/45	1,000	869
Government National Mortgage Association (Ê) Series 1999-40 Class FE 0.783% due 11/16/29	522	523
Greenpoint Mortgage Pass-Through Certificates (Ê) Series 2003-1 Class A1 3.813% due 10/25/33	224	167
Greenwich Capital Commercial Funding Corp. Series 2005-GG5 Class A41 5.243% due 04/10/37	695	716
Series 2006-GG7 Class A4 5.883% due 07/10/38	3,350	3,263
GS Mortgage Securities Corp. II Series 2005-GG4 Class AABA 4.680% due 07/10/39	600	615
Series 2006-GG6 Class A4 5.553% due 04/10/38	1,150	1,105

	Principal Amount ($) or Shares	Market Value $
Series 2006-GG8 Class AAB 5.535% due 11/10/39	575	579
GSMPS Mortgage Loan Trust (Ê)(Þ) Series 2004-4 Class 1AF 0.631% due 06/25/34	725	574
Series 2005-RP3 Class 1AF 0.581% due 09/25/35	96	76
GSR Mortgage Loan Trust Series 2004-5 Class 1A3 (Ê) 2.160% due 05/25/34	245	204
Series 2004-7 Class 4A1 4.854% due 06/25/34	46	41
Series 2005-AR7 Class 6A1 5.232% due 11/25/35	475	435
Harborview Mortgage Loan Trust Series 2004-4 Class 3A (Ê) 0.981% due 06/19/34	133	89
Series 2005-4 Class 3A1 4.956% due 07/19/35	314	227
Series 2005-14 Class 3A1A 5.314% due 12/19/35	135	105
Series 2006-3 Class 1A1A (Ê) 6.151% due 06/19/36	4,411	2,278
Impac CMB Trust (Ê) Series 2004-5 Class 1A1 0.591% due 10/25/34	193	143
Indymac Index Mortgage Loan Trust Series 2005-AR1 Class 1A1 3.721% due 03/25/35	684	460
Series 2005-AR1 Class A2 5.099% due 09/25/35	242	183
Series 2006-AR2 Class 1A1B (Ê) 0.441% due 04/25/46	767	403
Series 2006-AR2 Class A2 (Ê) 0.311% due 11/25/36	50	26
Series 2006-AR3 Class 2A1A 5.939% due 03/25/36	5,927	3,530
JPMorgan Alternative Loan Trust (Ê) Series 2006-A4 Class A4 0.301% due 09/25/36	99	96
Series 2006-S4 Class A1B 0.311% due 12/25/36	212	207
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2004-LN2 Class A1 4.475% due 07/15/41	493	500
Series 2005-CB1 Class A4 5.280% due 01/12/43	200	201
Series 2005-LDP Class A3A1 4.871% due 10/15/42	1,940	1,966
Series 2005-LDP Class A4 4.918% due 10/15/42	690	695
Series 2006-CB1 Class A4 5.481% due 12/12/44	1,090	1,078
5.552% due 05/12/45	785	753
Series 2006-CB1 Class ASB 5.506% due 12/12/44	470	486

146	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-LDP Class A3B 5.447% due 05/15/45	820	823
Series 2006-LDP Class A4 5.874% due 04/15/45	1,580	1,586
5.399% due 05/15/45	1,055	1,010
Series 2007-CB2 Class ASB 5.688% due 02/12/51	1,165	1,161
Series 2007-LD1 Class A4 5.818% due 06/15/49	1,470	1,342
5.882% due 02/15/51	1,960	1,844
Series 2007-LDP Class A3 5.420% due 01/15/49	3,890	3,461
Series 2008-C2 Class A1 5.017% due 02/12/51	350	358
Series 2008-C2 Class ASB 6.125% due 02/12/51	1,055	1,040
JPMorgan Mortgage Trust Series 2004-A3 Class SF3 4.559% due 06/25/34	539	529
Series 2005-A1 Class 6T1 (Ê) 5.017% due 02/25/35	291	289
Series 2005-A2 Class 3A1 4.872% due 04/25/35	3	3
Series 2006-A2 Class 1A1 5.457% due 04/25/36	908	780
Series 2007-A1 Class 3A2 (Ê) 5.004% due 07/25/35	1,419	1,235
Series 2007-A4 Class 3A1 5.873% due 06/25/37	1,365	1,093
LB-UBS Commercial Mortgage Trust Series 2001-C3 Class A1 6.058% due 06/15/20	36	37
Series 2005-C3 Class A5 4.739% due 07/15/30	820	830
Series 2005-C3 Class AAB 4.664% due 07/15/30	1,000	1,022
Series 2005-C5 Class A4 4.954% due 09/15/30	400	407
Series 2006-C4 Class A4 5.882% due 06/15/38	400	399
Series 2007-C6 Class A4 5.858% due 07/15/40	695	628
Mastr Adjustable Rate Mortgages Trust Series 2006-2 Class 3A1 4.844% due 01/25/36	752	636
Series 2006-OA2 Class 1A1 (Ê) 1.281% due 12/25/46	436	178
Mastr Alternative Loans Trust Series 2003-4 Class B1 5.710% due 06/25/33	351	229
Series 2004-10 Class 5A6 5.750% due 09/25/34	630	616
Mastr Asset Securitization Trust (Ê) Series 2003-7 Class 4A35 0.631% due 09/25/33	253	238
Series 2003-11 Class 6A8 0.731% due 12/25/33	400	370

	Principal Amount ($) or Shares	Market Value $
Series 2004-4 Class 2A2 0.681% due 04/25/34	277	257
Mastr Reperforming Loan Trust (Þ) Series 2005-1 Class 1A1 6.000% due 08/25/34	427	393
Merrill Lynch Mortgage Investors, Inc. (Ê) Series 2005-A10 Class A 0.441% due 02/25/36	228	157
Merrill Lynch Mortgage Trust Series 2004-MKB Class A2 4.353% due 02/12/42	205	207
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4 Class A3 5.172% due 12/12/49	1,000	904
Series 2007-8 Class A3 5.957% due 08/12/49	900	824
Series 2007-8 Class ASB 5.890% due 08/12/49	810	796
MLCC Mortgage Investors, Inc. (Ê) Series 2004-HB1 Class A2 0.770% due 04/25/29	118	89
Series 2005-2 Class 3A 1.231% due 10/25/35	121	96
Series 2005-3 Class 4A 0.481% due 11/25/35	68	49
Morgan Stanley Capital I Series 2005-HQ5 Class A4 5.168% due 01/14/42	1,125	1,159
Series 2005-IQ1 Class AAB 5.178% due 09/15/42	940	972
Series 2006-HQ1 Class A4 5.328% due 11/12/41	345	333
Series 2006-HQ9 Class A4 5.731% due 07/12/44	965	971
Series 2007-HQ1 Class A4 5.632% due 04/12/49	1,045	945
Series 2007-IQ1 Class A4 5.809% due 12/12/49	400	370
Morgan Stanley Mortgage Loan Trust Series 2006-3AR Class 2A3 5.150% due 03/25/36	779	495
Nomura Asset Acceptance Corp. (Þ) Series 2004-R1 Class A1 6.500% due 03/25/34	75	72
Series 2004-R2 Class A1 6.500% due 10/25/34	85	80
NovaStar Mortgage-Backed Notes (Ê) Series 2006-MTA Class 2A1A 0.421% due 09/25/46	655	361
Prime Mortgage Trust (Ê) Series 2004-CL1 Class 1A2 0.631% due 02/25/34	95	86
Series 2004-CL1 Class 2A2 0.631% due 02/25/19	15	14
Residential Accredit Loans, Inc. Series 2004-QS5 Class A6 (Ê) 0.831% due 04/25/34	176	133

Russell Investment Grade Bond Fund	147

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2004-QS8 Class A4 (Ê) 0.631% due 06/25/34	299	256
Series 2005-QA1 Class 2A1 5.801% due 12/25/35	1,038	504
Series 2005-QA1 Class A41 5.661% due 09/25/35	730	497
Series 2005-QA8 Class NB3 5.474% due 07/25/35	418	277
Series 2005-QO3 Class A1 (Ê) 0.631% due 10/25/45	781	393
Series 2006-QO7 Class 3A2 (Ê) 0.436% due 09/25/46	1,340	470
Residential Asset Securitization Trust Series 2003-A15 Class 1A2 (Ê) 0.681% due 02/25/34	378	337
Series 2007-A5 Class 2A3 6.000% due 05/25/37	274	204
Residential Funding Mortgage Securities I (Ê) Series 2003-S5 Class 1A2 0.681% due 11/25/18	437	434
Series 2003-S14 Class A5 0.631% due 07/25/18	463	375
Series 2003-S20 Class 1A7 0.731% due 12/25/33	18	18
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP2 Class A1 4.000% due 12/25/18	165	164
Sequoia Mortgage Trust (Ê) Series 2004-3 Class A 0.929% due 05/20/34	334	264
Small Business Administration Pools (Ê) 3.080% due 09/25/18	142	147
Structured Adjustable Rate Mortgage Loan Trust (Ê) Series 2005-19X Class 1A1 0.551% due 10/25/35	438	259
Structured Asset Mortgage Investments, Inc. (Ê) Series 2005-AR5 Class A2 0.483% due 07/19/35	257	208
Structured Asset Securities Corp. Series 2003-26A Class 3A5 3.160% due 09/25/33	670	603
Series 2004-21X Class 1A3 4.440% due 12/25/34	52	51
Series 2005-RF3 Class 1A (Ê)(Þ) 0.581% due 06/25/35	134	101
Series 2006-11 Class A1 (Þ) 3.660% due 10/25/35	171	144
Thornburg Mortgage Securities Trust (Ê) Series 2003-2 Class A1 0.911% due 04/25/43	90	77
Series 2006-6 Class A1 0.341% due 11/25/46	281	276
Series 2007-4 Class 2A1 6.199% due 09/25/37	686	566

	Principal Amount ($) or Shares	Market Value $
Series 2007-4 Class 3A1 6.196% due 09/25/37	628	525
Wachovia Bank Commercial Mortgage Trust Series 2005-C16 Class A2 4.380% due 10/15/41	289	294
Series 2006-WL7 Class A1 (Ê)(Þ) 0.322% due 09/15/21	143	126
Series 2007-WHL Class A1 (Ê)(Þ) 0.313% due 06/15/20	150	128
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4 Class CB11 5.500% due 06/25/35	350	268
Series 2007-OA2 Class 2A (Ê) 0.931% due 01/25/47	450	203
Washington Mutual Mortgage Pass Through Certificates Series 2003-S9 Class A2 (Ê) 0.781% due 10/25/33	266	262
Series 2005-AR1 Class 1A1 4.825% due 10/25/35	367	355
Series 2005-AR1 Class A1A1 (Ê) 0.521% due 10/25/45	608	435
Series 2005-AR1 Class A1A2 (Ê) 0.511% due 11/25/45	658	396
0.521% due 12/25/45	336	213
Series 2005-AR6 Class B3 (Ê) Interest Only STRIP 0.891% due 04/25/45	448	17
Series 2007-HY3 Class 4B1 Interest Only STRIP 5.313% due 03/25/37	407	37
Series 2007-HY4 Class 1A1 (Ê) 5.450% due 04/25/37	352	250
Series 2007-OA2 Class 1A (Ê) 1.244% due 03/25/47	431	226
Wells Fargo Mortgage Backed Securities Trust Series 2004-CC Class A1 (Ê) 4.940% due 01/25/35	407	382
Series 2006-2 Class 2A3 5.500% due 03/25/36	704	628
Series 2006-AR2 Class 2A1 4.950% due 03/25/36	478	423
Series 2006-AR8 Class 2A3 5.236% due 04/25/36	150	134
Series 2007-8 Class 1A16 6.000% due 07/25/37	743	609
Series 2007-10 Class 2A5 6.250% due 07/25/37	325	293

		379,940

Municipal Bonds - 0.3%
Iowa Tobacco Settlement Authority Revenue Bonds 6.500% due 06/01/23	80	68
Public Power Generation Agency Revenue Bonds 7.242% due 01/01/41	300	300

148	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

San Diego Tobacco Settlement Revenue Funding Corp. Revenue Bonds 7.125% due 06/01/32		280	224
State of California General Obligation Unlimited 7.500% due 04/01/34		100	99
5.650% due 04/01/39 (Ê)		100	104
7.550% due 04/01/39		1,565	1,536
7.300% due 10/01/39		220	210
State of Illinois General Obligation Unlimited 4.071% due 01/01/14		300	304
State of Texas General Obligation Unlimited 4.750% due 04/01/35		200	200
Tobacco Settlement Finance Authority of West Virginia Revenue Bonds 7.467% due 06/01/47		485	391

			3,436

Non-US Bonds - 0.5%
Canadian Government Bond 2.000% due 12/01/14	CAD	1,000	916
Fortis Bank Nederland Holding NV 3.000% due 04/17/12	EUR	400	569
Hellenic Republic 6.100% due 08/20/15	EUR	480	643
LeasePlan Corp. NV 3.125% due 02/10/12	EUR	700	997
Poland Government Bond Series 1013 5.000% due 10/24/13	PLN	2,540	865
Societe Financement de l’Economie Francaise 2.125% due 05/20/12	EUR	400	563

			4,553

United States Government Agencies - 2.6%
Fannie Mae
5.250% due 08/01/12		330	358
4.750% due 11/19/12		800	871
4.625% due 05/01/13		1,000	1,076
4.625% due 10/15/13		1,105	1,210
2.750% due 03/13/14		1,090	1,113
5.250% due 09/15/16		20	22
6.625% due 11/15/30		725	888
6.210% due 08/06/38		275	321
Federal Farm Credit Bank 5.125% due 08/25/16		310	342
Federal Home Loan Bank 1.000% due 12/28/11		100	100
5.375% due 05/15/19		150	164
5.125% due 08/15/19		160	172
4.625% due 06/12/20		50	53
Series VB15 5.000% due 12/21/15		460	509

	Principal Amount ($) or Shares	Market Value $
Federal Home Loan Bank Discount Notes 5.625% due 06/11/21	1,070	1,200
Federal Home Loan Mortgage Corp. 1.125% due 06/01/11	1,900	1,913
1.125% due 12/15/11	100	100
5.625% due 11/23/35	1,240	1,245
Federal National Mortgage Association Zero coupon due 07/05/14	1,235	1,078
3.300% due 07/30/14	195	196
5.000% due 04/26/17	1,315	1,329
Zero coupon due 10/09/19	710	413
5.125% due 08/19/24	615	625
5.625% due 07/15/37	45	49
Financing Corp. Principal Only STRIP Zero coupon due 08/03/18	360	249
Series 1P Zero coupon due 05/11/18	380	267
Series 6P Zero coupon due 08/03/18	160	111
Series 7P Zero coupon due 08/03/18	290	201
Series 8P Zero coupon due 08/03/18	150	104
Series 11P Zero coupon due 02/08/18	100	71
Series 15P Zero coupon due 03/07/19	160	107
Series 19P Zero coupon due 06/06/19	50	33
Series B-P Zero coupon due 04/06/18	300	212
Series D-P Zero coupon due 09/26/19	20	13
Series E-P Zero coupon due 11/02/18	360	245
Freddie Mac 2.125% due 03/23/12	4,980	5,089
5.050% due 01/26/15	690	764
5.000% due 04/18/17	2,200	2,418
6.750% due 03/15/31	50	62
Tennessee Valley Authority 6.150% due 01/15/38	345	391
5.250% due 09/15/39	210	212

		25,896

United States Government Treasuries - 12.3%
United States Treasury Inflation Indexed Bonds 2.000% due 01/15/16	2,708	2,899
2.375% due 01/15/25	2,926	3,148
2.000% due 01/15/26 (Ñ)	174	178
2.375% due 01/15/27	215	230
1.750% due 01/15/28	9,023	8,803
3.875% due 04/15/29 (§)	1,395	1,822

Russell Investment Grade Bond Fund	149

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

United States Treasury Notes 4.875% due 04/30/11	1,825	1,926
4.625% due 08/31/11	440	468
1.750% due 11/15/11	1,645	1,675
1.125% due 01/15/12	1,110	1,117
4.750% due 01/31/12	390	420
1.375% due 05/15/12	2,915	2,940
4.750% due 05/31/12	6,735	7,316
1.375% due 09/15/12	1,275	1,281
3.375% due 11/30/12	2,255	2,388
1.375% due 01/15/13	680	680
3.500% due 05/31/13	875	931
4.250% due 11/15/13	3,730	4,076
1.500% due 12/31/13	1,040	1,026
4.000% due 02/15/14	1,225	1,327
1.875% due 04/30/14	685	681
2.625% due 12/31/14 (Ñ)	3,210	3,257
2.250% due 01/31/15	1,000	995
4.000% due 02/15/15	225	243
4.125% due 05/15/15	235	255
4.500% due 11/15/15	970	1,069
2.375% due 03/31/16	3,335	3,249
5.125% due 05/15/16	610	691
3.125% due 10/31/16	3,160	3,180
2.750% due 11/30/16	2,960	2,907
3.250% due 12/31/16	3,300	3,338
3.125% due 01/31/17	5,770	5,786
3.500% due 02/15/18	60	61
4.000% due 08/15/18 (Ñ)	690	719
3.750% due 11/15/18	5,775	5,894
3.125% due 05/15/19	672	649
3.625% due 08/15/19	2,330	2,336
8.125% due 08/15/19	810	1,107
3.375% due 11/15/19	5,510	5,404
8.000% due 11/15/21	2,005	2,781
6.875% due 08/15/25	2,370	3,084
6.000% due 02/15/26	1,550	1,861
5.375% due 02/15/31	800	906
4.500% due 02/15/36	670	675
4.375% due 02/15/38 (Ñ)	675	663
4.500% due 05/15/38	2,700	2,707
3.500% due 02/15/39	726	608
4.250% due 05/15/39	5,480	5,251
4.500% due 08/15/39	3,680	3,675
4.375% due 11/15/39	6,320	6,182
United States Treasury Principal Only STRIP Zero coupon due 05/15/18 (Ñ)	470	350
Zero coupon due 11/15/21	4,801	2,913
Zero coupon due 02/15/25	4,200	2,123
Zero coupon due 11/15/27	2,690	1,180

		121,431

Total Long-Term Investments (cost $864,578)		848,195

	Principal Amount ($) or Shares		Market Value $
Preferred Stocks - 0.4%
Consumer Discretionary - 0.0%
Motors Liquidation Co.		31,725	198

Financial Services - 0.4%
American International Group, Inc.		32,300	300
DG Funding Trust (Å)		392	3,473
Federal Home Loan Mortgage Corp.		27,050	29
Federal National Mortgage Association (Æ)		19,750	21
GMAC, Inc. (Ñ)(Þ)		26	19

			3,842

Total Preferred Stocks (cost $8,348)			4,040

	Notional Amount
Options Purchased - 0.0%
(Number of Contracts)
United States Treasury Notes 10 Year Futures Feb 2010 117.00 Put (41)	USD	41	11

Total Options Purchased (cost $19)			11

	Principal Amount ($) or Shares
Short-Term Investments - 12.2%
Aiful Corp. (Þ) 5.000% due 08/10/10		260	239
American Electric Power Co., Inc. Series C 5.375% due 03/15/10		120	121
American Express Credit Corp. (Ê) Series MTNB 0.381% due 10/04/10		1,300	1,299
Bank of America Corp. (Ñ) 4.375% due 12/01/10		900	926
Citigroup Funding, Inc. (Ê) 0.349% due 07/30/10		10,000	10,009
Citigroup, Inc. 4.125% due 02/22/10		630	631
Credit Agricole SA (Ê)(Þ) 0.304% due 05/28/10		600	600
Daimler Finance North America LLC 4.875% due 06/15/10		575	583
Deutsche Telekom International Finance BV 8.500% due 06/15/10		250	257
Dominion Resources, Inc. 4.750% due 12/15/10		90	93
Fannie Mae 7.000% due 01/01/11		2	2
8.000% due 01/01/11		—	1
Federal Agricultural Mortgage Corp. Discount Notes Zero coupon due 04/12/10		10,000	9,999

150	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Federal Home Loan Bank Discount Notes (ç) Zero coupon due 02/10/10	2,065	2,065
Zero coupon due 02/12/10 (§)	2,760	2,760
Federal Home Loan Mortgage Corp. 5.125% due 08/23/10	1,820	1,869
Federal National Mortgage Association Discount Notes Zero coupon due 02/01/10 (ç)	1,200	1,200
Zero coupon due 02/04/10 (ç)	1,000	1,000
Zero coupon due 08/23/10	525	524
Freddie Mac 7.000% due 08/01/10	3	3
6.000% due 09/01/10	4	4
7.000% due 10/01/10	1	1
7.000% due 12/01/10	1	1
6.000% due 01/01/11	18	19
7.000% due 01/01/11	2	2
8.000% due 01/01/11	3	3
Freddie Mac Discount Notes (ç) Zero coupon due 02/18/10	820	820
Zero coupon due 05/18/10	2,625	2,624
Ginnie Mae I
7.000% due 01/15/11	1	1
Goldman Sachs Group, Inc. (The) (Ñ) 4.500% due 06/15/10	1,010	1,024
Indymac Loan Trust (Ê) Series 2005-L1 Class A 0.431% due 06/25/10	351	183
Series 2005-L2 Class A1 0.451% due 01/25/11	458	204
KeyBank NA (Ê) Series BKNT 2.507% due 06/02/10	900	904
Koninklijke KPN NV 8.000% due 10/01/10	620	649
Korea Development Bank/Republic of Korea (Ê) 0.391% due 04/06/10	700	697
Kraft Foods, Inc. (Ê) 0.750% due 08/11/10	1,700	1,699
Lehman Brothers Holdings, Inc. (Ø)(Æ) 2.951% due 05/25/10	300	62
Metropolitan Life Global Funding I (Ê)(Þ) 0.313% due 05/17/10	900	900
Morgan Stanley (Ê)(Ñ) 2.350% due 05/14/10	1,100	1,107
Nisource Finance Corp. 7.875% due 11/15/10	465	488
Option One Mortgage Securities Corp. NIM Trust (Ê)(Þ) Series 2006-1A 0.331% due 12/25/10	884	619
Rabobank USA Financial Corp. Zero coupon due 02/04/10	3,895	3,895
Russell U.S. Cash Management Fund (£)	59,913,721	59,914

	Principal Amount ($) or Shares	Market Value $
Small Business Administration Series 2000-P10 Class 1 7.449% due 08/10/10	37	38
UDR, Inc. Series MTNE 3.900% due 03/15/10	930	930
United States Treasury Bills (ç)(ž) 0.020% due 02/11/10	6,100	6,100
0.045% due 02/18/10 (§)	130	130
0.061% due 03/04/10 (§)	943	943
United States Treasury Notes 3.875% due 09/15/10	1,925	1,969

Total Short-Term Investments (cost $120,806)		120,111

Repurchase Agreements - 5.8%
Agreement with Citigroup Global Markets, Inc. and State Street Bank (Tri-Party) of $29,000 dated January 29, 2010, at 0.100% to be repurchased at $29,000 on February 1, 2010 collateralized by: $29,615 par various United States Treasury Obligations, valued at $29,613.	29,000	29,000
Agreement with Goldman Sachs Group, Inc. and State Street Bank (Tri-Party) of $6,100 dated January 29, 2010, at 0.100% to be repurchased at $6,100 on February 1, 2010 collateralized by: $6,100 par various United States Government Agency Obligations, valued at $6,222.	6,100	6,100
Agreement with JPMorgan Securities, Inc. and State Street Bank (Tri-Party) of $22,100 dated January 29, 2010, at 0.110% to be repurchased at $22,100 on February 1, 2010 collateralized by: $20,654 par various United States Treasury Obligations, valued at $22,248.	22,100	22,100

Total Repurchase Agreements (cost $57,200)		57,200

Other Securities - 5.4%
Russell U.S. Cash Collateral Fund (×)	31,038,587	31,039
State Street Securities Lending Quality Trust (×)	21,898,368	21,831

Total Other Securities (cost $52,937)		52,870

Total Investments - 109.6% (identified cost $1,103,888)		1,082,427

Other Assets and Liabilities, Net - (9.6%)		(94,406)

Net Assets - 100.0%		988,021

See accompanying notes which are an integral part of the Quarterly Report.

Russell Investment Grade Bond Fund	151

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Euribor Futures (Germany)	13	EUR	3,228	03/10	46
Euro-Bobl Futures (Germany)	119	EUR	13,954	03/10	133
Euro-Bund Futures (Germany)	23	EUR	2,838	03/10	21
Eurodollar Futures (CME)	344	USD	85,750	03/10	1,318
Eurodollar Futures (CME)	267	USD	66,480	06/10	486
Eurodollar Futures (CME)	60	USD	14,903	09/10	182
Eurodollar Futures (CME)	92	USD	22,772	12/10	235
Eurodollar Futures (CME)	66	USD	16,274	03/11	101
Eurodollar Futures (CME)	40	USD	9,825	06/11	51
Eurodollar Futures (CME)	40	USD	9,790	09/11	50
Eurodollar Futures (CME)	40	USD	9,756	12/11	48
Three Month Short Sterling Interest Rate Futures (UK)	4	GBP	497	03/10	11
Three Month Short Sterling Interest Rate Futures (UK)	8	GBP	992	06/10	21
United States Treasury Bonds	64	USD	7,604	03/10	77
United States Treasury 2 Year Notes	207	USD	45,116	03/10	137
United States Treasury 5 Year Notes	271	USD	31,561	03/10	163
United States Treasury 10 Year Notes	205	USD	24,222	03/10	85

Short Positions
Euro-Bund Futures (Germany)	4	EUR	1	02/10	2
United States Treasury Bonds	58	USD	6,891	03/10	82
United States Treasury 10 Year Notes	140	USD	16,542	03/10	20

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					3,269

See accompanying notes which are an integral part of the Quarterly Report.

152	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except contracts)

Options Written (Number of Contracts)	Notional Amount		Market Value $

Eurodollar Futures
Mar 2010 98.75 Put (12)	USD	30	—
Mar 2010 99.00 Call (20)	USD	50	(36)
Jun 2010 99.38 Call (29)	USD	73	(20)
Sep 2010 99.13 Call (31)	USD	78	(29)
Mar 2010 98.88 Put (8)	USD	20	—
Mar 2010 99.38 Put (13)	USD	33	—
Jun 2010 99.38 Put (29)	USD	73	(4)
Sep 2010 99.13 Put (31)	USD	78	(13)

Swaptions
(Fund Pays/Fund Receives)
USD 2.800%/USD Three Month LIBOR Feb 2010 0.00 Call (2)		4,300	—
USD 3.250%/USD Three Month LIBOR Feb 2010 0.00 Call (3)		8,200	—
USD 2.750%/USD Three Month LIBOR Apr 2010 0.00 Call (3)		2,500	(2)
USD 3.250%/USD Three Month LIBOR Apr 2010 0.00 Call (6)		12,000	(23)
USD 3.500%/USD Three Month LIBOR Apr 2010 0.00 Call (1)		400	(2)
USD 3.500%/USD Three Month LIBOR Jun 2010 0.00 Call (3)		3,800	(33)
USD Three Month LIBOR/USD 4.000% Feb 2010 0.00 Put (3)		7,300	(16)
USD Three Month LIBOR/USD 4.000% Apr 2010 0.00 Put (2)		2,300	(6)
USD Three Month LIBOR/USD 4.250% Apr 2010 0.00 Put (8)		14,300	(95)

Options Written (Number of Contracts)	Notional Amount		Market Value $
USD Three Month LIBOR/USD 5.000% Apr 2010 0.00 Put (2)		4,300	(4)
USD Three Month LIBOR/USD 4.500% Jun 2010 0.00 Put (3)		5,200	(46)
USD Three Month LIBOR/USD 10.000% Jul 2010 0.00 Put (1)		1,600	(6)
USD Three Month LIBOR/USD 5.500% Aug 2010 0.00 Put (1)		1,000	(1)
USD Three Month LIBOR/USD 6.000% Aug 2010 0.00 Put (4)		16,600	(22)

United Stated Treasury Notes
10 Year Futures
Feb 2010 119.00 Call (8)	USD	8	(2)
Feb 2010 120.00 Call (34)	USD	34	(2)
Feb 2010 121.00 Call (18)	USD	18	—
Apr 2010 119.00 Call (2)	USD	2	(1)
May 2010 119.00 Call (21)	USD	21	(14)
Feb 2010 114.00 Put (21)	USD	21	—
Feb 2010 115.00 Put (12)	USD	12	—
Feb 2010 115.50 Put (41)	USD	41	(3)
Feb 2010 116.00 Put (37)	USD	37	(5)
Apr 2010 114.00 Put (2)	USD	2	(1)
May 2010 112.00 Put (21)	USD	21	(8)

Total Liability for Options Written (premiums received $937)			(394)

See accompanying notes which are an integral part of the Quarterly Report.

Russell Investment Grade Bond Fund	153

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Barclays Bank PLC	USD	111	MYR	381	02/12/10	1
Barclays Bank PLC	USD	113	MYR	381	04/30/10	(2)
Barclays Bank PLC	CAD	975	USD	931	02/22/10	19
Barclays Bank PLC	MYR	381	USD	114	02/12/10	2
Citibank	USD	720	KRW	849,820	02/11/10	11
Citibank	USD	114	TWD	3,598	04/29/10	(1)
Citibank	GBP	205	USD	331	03/25/10	47
Citibank	PLN	2,556	USD	883	02/17/10	9
Deutsche Bank	USD	360	CAD	372	02/22/10	(13)
Deutsche Bank	USD	206	KRW	245,276	02/11/10	5
Deutsche Bank	GBP	200	USD	321	03/25/10	43
Goldman Sachs	USD	2,008	BRL	3,764	02/02/10	(11)
Goldman Sachs	USD	2,149	BRL	3,764	04/05/10	(175)
Goldman Sachs	BRL	3,764	USD	2,176	02/02/10	179
HSBC	USD	55	BRL	96	02/02/10	(4)
HSBC	BRL	96	USD	51	02/02/10	—
JP Morgan	USD	1,992	BRL	3,573	02/02/10	(96)
JP Morgan	USD	250	KRW	280,200	02/11/10	(9)
JP Morgan	USD	170	SGD	235	02/11/10	(2)
JP Morgan	BRL	3,573	USD	1,906	02/02/10	10
JP Morgan	EUR	558	USD	790	04/26/10	17
Morgan Stanley	USD	250	MXN	3,215	04/22/10	(6)
Morgan Stanley	USD	250	SGD	347	02/11/10	(3)
Royal Bank of Canada	USD	55	BRL	96	02/02/10	(4)
Royal Bank of Canada	BRL	96	USD	51	02/02/10	—
Royal Bank of Scotland	USD	194	AUD	212	02/26/10	(7)
Royal Bank of Scotland	EUR	1,632	USD	2,422	02/18/10	159
Royal Bank of Scotland	JPY	55,901	USD	615	02/16/10	(4)
UBS	USD	434	CNY	2,957	03/29/10	(1)
UBS	USD	666	EUR	477	02/02/10	(5)
UBS	USD	1,167	GBP	729	03/25/10	(156)
UBS	USD	110	MXN	1,481	02/16/10	3
UBS	EUR	477	USD	666	02/17/10	5
UBS	GBP	1,060	USD	1,721	03/25/10	251

Total Unrealized Appreciation (Depreciation)on Open Foreign Currency Exchange Contracts						262

See accompanying notes which are an integral part of the Quarterly Report.

154	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands

Interest Rate Swaps Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Bank of America	USD	2,400	3.000%	Three Month LIBOR	12/16/10	54
Barclays Bank PLC	USD	344	One month LIBOR	4.420%	11/15/21	(7)
Barclays Bank PLC	USD	339	One month LIBOR	4.524%	11/15/21	(12)
Barclays Bank PLC	USD	1,320	Three Month LIBOR	4.633%	11/15/21	(62)
Barclays Bank PLC	USD	661	Three Month LIBOR	4.540%	11/15/21	(23)
Barclays Bank PLC	USD	680	Three Month LIBOR	1.000%	02/15/25	(6)
Barclays Bank PLC	USD	530	Three Month LIBOR	1.000%	02/15/25	(2)
Credit Suisse First Boston	EUR	3,300	3.000%	Six Month EURIBOR	06/16/15	38
Deutsche Bank	EUR	1,200	2.090%	Consumer Price Index (France)	10/15/10	57
Deutsche Bank	AUD	300	4.500%	Three Month BBSW	06/15/11	(1)
Deutsche Bank	EUR	2,900	3.000%	Six Month EURIBOR	06/16/15	34
Goldman Sachs	USD	1,700	Six Month LIBOR	Six Month LIBOR	05/25/10	15
Goldman Sachs	EUR	1,500	3.000%	Six Month EURIBOR	06/16/15	17
JP Morgan	USD	1,377	Three Month LIBOR	1.000%	02/15/25	—
Morgan Stanley	USD	11,000	3.000%	Three Month LIBOR	12/16/10	249
Morgan Stanley	USD	1,310	Three Month LIBOR	1.000%	02/15/25	(7)
Royal Bank of Scotland	USD	1,600	4.000%	Three Month LIBOR	12/16/14	104
UBS	AUD	3,800	4.500%	Three Month LIBOR	06/15/11	(16)

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - $322						432

See accompanying notes which are an integral part of the Quarterly Report.

Russell Investment Grade Bond Fund	155

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counter Party	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

Arrow Electronics, Inc.	Citigroupglobal Markets, Inc.	0.867%	USD	340	(0.820%	)	03/20/14	1
Berkshire Hathaway	Deutsche Bank	0.980%	USD	2,900	(1.000%	)	03/20/13	1
Centex Corp.	Deutsche Bank	1.147%	USD	850	(4.400%	)	12/20/13	(103)
Darden Restaurants, Inc	Deutsche Bank	0.887%	USD	950	(2.250%	)	03/20/14	(51)
Darden Restaurants, Inc.	Citigroupglobal Markets, Inc.	0.887%	USD	225	(2.730%	)	03/20/14	(16)
DR Horton Inc.	Citibank	2.520%	USD	205	(1.000%	)	09/20/16	17
DR Horton Inc.	Deutsche Bank	2.520%	USD	165	(1.000%	)	09/20/16	14
DR Horton Inc.	Goldman Sachs	2.520%	USD	165	(1.000%	)	09/20/16	14
Gaz Capital for Gazprom	Chase Securities, Inc.	2.379%	USD	200	0.970%		10/20/12	(7)
Gaz Capital for Gazprom	Chase Securities, Inc.	2.379%	USD	200	1.020%		10/20/12	(7)
Gaz Capital for Gazprom	Morgan Stanley	2.430%	USD	100	2.180%		02/20/13	(1)
GE Capital Corp.	Citibank	1.808%	USD	1,000	5.000%		06/20/11	44
GE Capital Corp.	Credit Suisse First Boston	1.500%	USD	600	6.550%		12/20/10	27
GE Capital Corp.	Deutsche Bank	1.848%	USD	200	1.500%		09/20/11	(1)
GE Capital Corp.	Deutsche Bank	1.941%	USD	1,425	1.070%		12/20/12	(34)
Hewelett-Packard Co.	Citigroupglobal Markets, Inc.	0.351%	USD	340	(0.720%	)	03/20/14	(5)
Home Depot, Inc.	Citigroupglobal Markets, Inc.	0.677%	USD	1,095	(2.670%	)	03/20/14	(87)
KB Home	Citibank	3.438%	USD	205	(1.000%	)	09/20/16	26
Kohl’s	Deutsche Bank	0.744%	USD	260	(1.000%	)	12/20/14	(3)
Kohl’s	JP Morgan	0.744%	USD	260	(1.000%	)	12/20/14	(3)
Lowe’s Cos., Inc.	Citigroupglobal Markets, Inc.	0.563%	USD	1,140	(1.200%	)	03/20/14	(29)
Metlife, Inc.	Deutsche Bank	1.720%	USD	1,500	2.050%		03/20/13	15
Metlife, Inc.	UBS	1.720%	USD	1,500	2.050%		03/20/13	15
Nordstrom, Inc.	Deutsche Bank	0.801%	USD	525	(2.100%	)	03/20/14	(27)
Prudential	Deutsche Bank	1.400%	USD	1,500	2.300%		03/20/13	41
Prudential	UBS	1.400%	USD	1,500	2.300%		03/20/13	41
Pulte Homes, Inc.	Goldman Sachs	2.706%	USD	1,800	(1.000%	)	09/20/16	168
SLM Corp.	JP Morgan	4.782%	USD	900	4.300%		03/20/13	(12)
Target Corp	Credit Suisse First Boston	0.564%	USD	260	(1.000%	)	12/20/14	(5)
Target Corp	Deutsche Bank	0.564%	USD	260	(1.000%	)	12/20/14	(5)
Target Corp.	Credit Suisse First Boston	1.767%	USD	530	(1.000%	)	09/20/16	23
United Kingdom Gilt	BNP Paribas	0.804%	USD	100	(1.000%	)	12/20/14	1
United Kingdom Gilt	Deutsche Bank	0.804%	USD	800	(1.000%	)	12/20/14	7
United Kingdom Gilt	JP Morgan	0.804%	USD	100	(1.000%	)	12/20/14	1
Wachovia	JP Morgan	0.885%	USD	2,700	3.020%		03/20/13	175

Total Market Value of Open Corporate Issue Credit Default Swap Contracts Premiums Paid (Received) - $60								235

See accompanying notes which are an integral part of the Quarterly Report.

156	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands

Credit Indices
Reference Entity	Counter Party	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

ABX - HE Index for Sub-Prime Home Equity Sector	Barclays Bank PLC	USD	2,500	0.760%		01/25/38	(1,545)
ABX - HE Index for Sub-Prime Home Equity Sector	JP Morgan	USD	2,750	0.090%		08/25/37	(1,790)
ABX - HE Index for Sub-Prime Home Equity Sector	JP Morgan	USD	1,221	0.170%		05/25/46	(1,079)
CMBX AJ Index	Bank of America	USD	270	(0.840%	)	10/12/52	69
CMBX AJ Index	Barclays Bank PLC	USD	1,335	(0.840%	)	10/12/52	339
CMBX AJ Index	Barclays Bank PLC	USD	1,600	(0.840%	)	10/12/52	406
CMBX AJ Index	Barclays Bank PLC	USD	2,420	(0.840%	)	10/12/52	615
CMBX AJ Index	Credit Suisse First Boston	USD	115	(0.840%	)	10/12/52	29
Dow Jones CDX Index	Chase Securities, Inc.	USD	400	1.120%		12/20/12	10
Dow Jones CDX Index	Deutsche Bank	USD	1,543	0.708%		12/20/12	27
Dow Jones CDX Index	Goldman Sachs	USD	1,300	1.120%		12/20/12	33
Dow Jones CDX Index	Goldman Sachs	USD	289	0.548%		12/20/17	4
Dow Jones CDX Index	JP Morgan	USD	675	0.553%		12/20/17	9
Dow Jones CDX Index	Morgan Stanley	USD	5,498	0.771%		12/20/12	104
Dow Jones CDX Index	Morgan Stanley	USD	600	0.963%		12/20/12	12

Total Market Value of Open Credit Index Credit Default Swap Contracts Premiums Paid (Received) - ($2,121)							(2,757)

Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received) - ($2,061)							(2,522)

See accompanying notes which are an integral part of the Quarterly Report.

Russell Investment Grade Bond Fund	157

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Investments
Asset-Backed Securities	$—	$48,395	$619	$49,014
Corporate Bonds and Notes	—	209,950	—	209,950
International Debt	—	53,975	—	53,975
Mortgage-Backed Securities	—	379,873	67	379,940
Municipal Bonds	—	3,436	—	3,436
Non-US Bonds	—	4,553	—	4,553
United States Government Agencies	—	25,896	—	25,896
United States Government Treasuries	—	121,431	—	121,431
Preferred Stocks	567	—	3,473	4,040
Options Purchased	11	—	—	11
Short-Term Investments	—	119,492	619	120,111
Repurchase Agreements	—	57,200	—	57,200
Other Securities	—	52,870		52,870

Total Investments	578	1,077,071	4,778	1,082,427

Other Financial Instruments
Futures Contracts	3,269	—	—	3,269
Options Written	(137)	(257)	—	(394)
Foreign Currency Exchange Contracts	(5)	267	—	262
Interest Rate Swaps Contracts	—	51	59	110
Credit Default Swaps Contracts	—	(461)	—	(461)

Total Other Financial Instruments*	3,127	(400)	59	2,786

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

Investments in which significant unobservable inputs (Level 3) used in determining a value for the period ending January 31, 2010 were less than 1% of net assets.

See accompanying notes which are an integral part of the Quarterly Report.

158	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 68.9%
Asset-Backed Securities - 10.8%
American Airlines Pass Through Trust 2001-01 6.817% due 05/23/11	370	365
American Express Credit Account Master Trust (Ê) Series 2005-4 Class A 0.303% due 01/15/15	1,388	1,381
Series 2007-7 Class A 0.273% due 02/17/15	3,000	2,981
Series 2009-2 Class A 1.481% due 03/15/17	300	311
AmeriCredit Automobile Receivables Trust Series 2009-1 Class A2 2.260% due 05/15/12	700	706
Ameriquest Mortgage Securities, Inc. (Ê) Series 2005-R10 Class A2B 0.451% due 12/25/35	571	501
Asset Backed Securities Corp. Home Equity (Ê) Series 2002-HE1 Class M1 1.883% due 03/15/32	523	379
Series 2004-HE6 Class A1 0.506% due 09/25/34	160	134
Atlantic City Electric Transition Funding LLC Series 2003-1 Class A2 4.460% due 10/20/16	1,357	1,450
Bear Stearns Asset Backed Securities Trust (Ê) Series 2007-HE7 Class 1A1 1.231% due 10/25/37	515	337
Capital Auto Receivables Asset Trust Series 2008-2 Class A3A 4.680% due 10/15/12	500	517
Capital One Multi-Asset Execution Trust Series 2005-A6 Class A6 (Ê) 0.301% due 07/15/15	860	850
Series 2005-A10 Class A (Ê) 0.313% due 09/15/15	1,365	1,351
Series 2005-B1 Class B1 4.900% due 12/15/17	820	846
Series 2006-A11 Class A11 (Ê) 0.329% due 06/17/19	430	416
Series 2006-B1 Class B1 (Ê) 0.512% due 01/15/19	825	749
Series 2006-C1 Class C (Ê) 0.522% due 03/17/14	670	657
Series 2006-C2 Class C (Ê) 0.532% due 06/16/14	570	557
Series 2006-C3 Class C3 (Ê) 0.553% due 07/15/14	350	328
Series 2007-A4 Class A4 (Ê) 0.262% due 03/16/15	840	833
Series 2008-A5 Class A5 4.850% due 02/18/14	1,640	1,718

	Principal Amount ($) or Shares	Market Value $
Carrington Mortgage Loan Trust (Ê) Series 2006-NC5 Class A1 0.281% due 01/25/37	328	313
Cendant Timeshare Receivables Funding LLC (Þ) Series 2004-1A Class A1 3.670% due 05/20/16	40	37
Centex Home Equity Series 2003-C Class AF4 4.960% due 04/25/32	110	103
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2001-4 Class 1A6 6.241% due 01/25/13	11	10
Chase Issuance Trust Series 2005-C2 Class C2 (Ê) 0.673% due 01/15/15	1,185	1,152
Series 2007-A9 Class A9 (Ê) 0.263% due 06/16/14	3,700	3,677
Series 2007-A15 Class A 4.960% due 09/17/12	2,700	2,776
Series 2009-A2 Class A2 (Ê) 1.782% due 04/15/14	800	818
CIT Marine Trust Series 1999-A Class A4 6.250% due 11/15/19	174	158
Citibank Credit Card Issuance Trust Series 2007-A5 Class A5 5.500% due 06/22/12	2,175	2,219
Citigroup Mortgage Loan Trust, Inc. Series 2005-WF1 Class A2 4.490% due 02/25/35	88	83
Countrywide Asset-Backed Certificates Series 2001-BC3 Class A (Ê) 0.711% due 12/25/31	76	37
Series 2005-1 Class AF4 5.147% due 07/25/35	654	616
Series 2005-4 Class AF3 4.456% due 10/25/35	80	77
Series 2005-17 Class 4A2A (Ê) 0.491% due 07/25/34	716	605
Series 2006-3 Class 2A2 (Ê) 0.411% due 06/25/36	375	312
Series 2006-15 Class A3 5.689% due 10/25/46	75	50
Series 2006-S9 Class A3 5.728% due 08/25/36	618	284
Series 2007-4 Class A2 5.530% due 09/25/37	360	322
Credit-Based Asset Servicing and Securitization LLC Series 2007-CB1 Class AF2 5.721% due 01/25/37	610	294
Daimler Chrysler Auto Trust Series 2006-C Class A4 4.980% due 11/08/11	915	923

Russell Short Duration Bond Fund	159

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2008-A Class A3A 3.700% due 06/08/12	450	458
Discover Card Master Trust Series 2007-A2 Class A2 (Ê) 0.594% due 06/15/15	390	387
Series 2008-A3 Class A3 5.100% due 10/15/13	4,290	4,505
Series 2008-A4 Class A4 5.650% due 12/15/15	630	694
Series 2009-A2 Class A (Ê) 1.532% due 02/17/15	560	571
Series 2010-A1 Class A1 (Ê) 0.881% due 09/15/15	575	575
Discover Card Master Trust I (Ê) Series 1996-4 Class B 0.783% due 10/16/13	1,260	1,247
Series 2005-4 Class A2 0.323% due 06/16/15	405	399
Series 2006-2 Class A3 0.312% due 01/19/16	850	832
Series 2006-3 Class A1 0.262% due 03/15/14	1,990	1,978
Series 2007-3 Class A2 0.281% due 10/16/14	655	649
Series 2007-3 Class B2 0.413% due 05/15/12	1,000	971
Dunkin Securitization (Þ) Series 2006-1 Class A2 5.779% due 06/20/31	1,830	1,792
E-Trade RV and Marine Trust Series 2004-1 Class A3 3.620% due 10/08/18	425	427
Equity One ABS, Inc. Series 2003-4 Class M1 5.369% due 10/25/34	675	515
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2002-50 Class A6 3.614% due 09/27/12	99	96
Ford Credit Auto Owner Trust Series 2009-D Class A2 1.210% due 01/15/12	300	301
Ford Credit Floorplan Master Owner Trust (Ê)(Å) Series 2010-1 Class A 1.882% due 12/15/14	815	819
Fremont Home Loan Trust (Ê) Series 2006-E Class 2A1 0.291% due 01/25/37	152	104
GE Corporate Aircraft Financing LLC (Ê)(Þ) Series 2004-1A Class B 1.081% due 01/25/18	52	45
GE Equipment Midticket LLC Series 2009-1 Class A3 2.340% due 06/17/13	250	253
GE-WMC Mortgage Securities LLC (Ê) Series 2006-1 Class A2A 0.271% due 08/25/36	13	5

	Principal Amount ($) or Shares	Market Value $
GMAC Mortgage Corp. Loan Trust Series 2007-HE2 Class A2 6.054% due 12/25/37	796	421
GSAMP Trust (Ê) Series 2007-FM1 Class A2A 0.301% due 12/25/36	262	181
Harley-Davidson Motorcycle Trust Series 2007-3 Class A4 5.520% due 11/15/13	2,000	2,106
Series 2009-2 Class A2 2.130% due 07/15/12	315	317
Series 2009-2 Class A3 2.850% due 03/15/14	880	899
HFC Home Equity Loan Asset Backed Certificates (Ê) Series 2005-1 Class A 0.521% due 01/20/34	239	215
Honda Auto Receivables Owner Trust Series 2009-2 Class A3 2.790% due 01/15/13	925	946
Household Credit Card Master Note Trust I (Ê) Series 2007-1 Class A 0.283% due 04/15/13	750	748
Series 2007-2 Class A 0.783% due 07/15/13	3,860	3,853
Long Beach Mortgage Loan Trust (Ê) Series 2004-4 Class 1A1 0.511% due 10/25/34	20	16
Mastr Asset Backed Securities Trust (Ê) Series 2006-HE5 Class A1 0.291% due 11/25/36	75	74
Nissan Auto Receivables Owner Trust Series 2008-A Class A3 3.890% due 08/15/11	240	243
Series 2009-A Class A3 3.200% due 02/15/13	565	582
Nissan Master Owner Trust Receivables (Ê)(Å) Series 2010-AA Class A 1.378% due 01/15/15	1,225	1,225
Popular ABS Mortgage Pass-Through Trust Series 2005-5 Class AF2 4.973% due 11/25/35	6	6
Providian Master Note Trust (Ê)(Þ) Series 2006-C1A Class C1 0.782% due 03/15/15	1,185	1,173
Railcar Leasing LLC (Þ) Series 1997-1 Class A2 7.125% due 01/15/13	508	503
Renaissance Home Equity Loan Trust Series 2005-4 Class A3 5.565% due 02/25/36	133	123
Series 2006-3 Class AF2 5.580% due 11/25/36	227	203
Series 2006-4 Class AF2 5.285% due 01/25/37	585	464

160	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-2 Class AF2 5.675% due 06/25/37	295	157
SBI Heloc Trust (Ê)(Þ) Series 2006-1A Class 1A2A 0.401% due 08/25/36	74	70
SLM Student Loan Trust (Ê) Series 2006-9 Class A2 0.249% due 04/25/17	110	110
Series 2008-2 Class A1 0.549% due 01/25/15	59	59
Series 2008-7 Class A2 0.749% due 10/25/17	2,600	2,595
Small Business Administration Participation Certificates Series 2009-20D Class 1 4.310% due 04/01/29	583	602
USAA Auto Owner Trust Series 2006-2 Class A4 5.370% due 02/15/12	256	258
Series 2008-2 Class A3 4.640% due 10/15/12	330	339
Volkswagen Auto Loan Enhanced Trust Series 2008-1 Class A3 4.500% due 07/20/12	2,000	2,047
Washington Mutual Master Note Trust (Þ) Series 2007-B1 Class B1 4.950% due 03/17/14	990	995
Series 2007-C1 Class C1 (Ê) 0.632% due 05/15/14	115	115
World Omni Auto Receivables Trust Series 2009-A Class A3 3.330% due 05/15/13	495	509

		72,010

Corporate Bonds and Notes - 18.3%
Abbott Laboratories 5.600% due 05/15/11	160	170
Aetna, Inc. 7.875% due 03/01/11	200	215
AIG SunAmerica Global Financing VI (Þ) 6.300% due 05/10/11	1,500	1,501
Allstate Life Global Funding Trusts 5.375% due 04/30/13	200	217
Alltel Corp. 7.000% due 07/01/12	1,280	1,430
Altria Group, Inc. 8.500% due 11/10/13	1,515	1,789
American Express Bank FSB Series BKNT 5.500% due 04/16/13	300	321
American Express Credit Corp. Series C 7.300% due 08/20/13	1,535	1,744
American Express Travel Related Services Co., Inc. (Þ) 5.250% due 11/21/11	2,020	2,128

	Principal Amount ($) or Shares	Market Value $
American International Group, Inc. 4.950% due 03/20/12	100	97
Series WI 8.250% due 08/15/18	100	92
Anheuser-Busch InBev Worldwide, Inc. (Þ) 7.200% due 01/15/14	930	1,064
AT&T Corp. 11/15/2011 7.300% due 11/15/11	455	503
AT&T Mobility LLC 6.500% due 12/15/11	310	339
AT&T, Inc. 4.950% due 01/15/13	1,500	1,616
Bank One Corp. 5.900% due 11/15/11	1,360	1,456
Baxter International, Inc. 4.000% due 03/01/14	100	105
BB&T Corp. 3.850% due 07/27/12	320	335
Berkshire Hathaway Finance Corp. Series WI 4.000% due 04/15/12	440	465
Best Buy Co., Inc. 6.750% due 07/15/13	205	229
Boston Scientific Corp. 4.500% due 01/15/15	860	866
6.400% due 06/15/16	390	420
Capmark Financial Group, Inc. 7.375% due 05/10/49	85	24
Carolina Power & Light Co. 5.300% due 01/15/19	415	441
Case New Holland, Inc. (Þ) 7.750% due 09/01/13	450	462
CEDC Finance Corp. International, Inc. (Þ) 9.125% due 12/01/16	300	315
Cenovus Energy, Inc. (Þ) 4.500% due 09/15/14	335	353
CenterPoint Energy Houston Electric LLC Series U 7.000% due 03/01/14	325	376
CIT Group, Inc. 7.000% due 05/01/13	58	53
7.000% due 05/01/14	87	78
7.000% due 05/01/15	387	337
7.000% due 05/01/16	145	125
7.000% due 05/01/17	204	174
Citibank NA 1.875% due 06/04/12	500	507
Series FXD 1.875% due 05/07/12	1,100	1,118
Citigroup Funding, Inc. 2.250% due 12/10/12	2,200	2,238
Citigroup, Inc. 5.100% due 09/29/11	1,200	1,252
2.125% due 04/30/12	1,900	1,938
5.625% due 08/27/12	1,585	1,664
5.500% due 04/11/13	700	735

Russell Short Duration Bond Fund	161

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Commonwealth Edison Co. Series 98 6.150% due 03/15/12	250	273
ConocoPhillips 6.000% due 01/15/20	625	699
Constellation Brands, Inc. Series B 8.125% due 01/15/12	425	425
Countrywide Home Loans, Inc. Series MTNL 4.000% due 03/22/11	640	660
Delta Air Lines, Inc. Series 00A2 7.570% due 05/18/12	1,185	1,206
Devon Energy Corp. 5.625% due 01/15/14	615	673
DirecTV Holdings LLC (Þ) 4.750% due 10/01/14	845	881
Discover Financial Services 10.250% due 07/15/19	430	513
Dominion Resources, Inc. Series B 6.250% due 06/30/12	350	386
Dow Chemical Co. (The) 4.850% due 08/15/12	1,180	1,260
Dr Pepper Snapple Group, Inc. 6.120% due 05/01/13	500	558
E*trade Financial Corp. 12.500% due 11/30/17	128	148
Series A Zero Coupon due 08/31/19	190	281
EI du Pont de Nemours & Co. 5.875% due 01/15/14	190	213
El Paso Corp. 8.250% due 02/15/16	340	366
El Paso Performance-Linked Trust (Þ) 7.750% due 07/15/11	300	312
Enterprise Products Operating LLC 4.600% due 08/01/12	1,000	1,065
5.900% due 04/15/13	175	191
Express Scripts, Inc. 6.250% due 06/15/14	290	325
Farmers Insurance Exchange (Þ) 6.000% due 08/01/14	75	72
FirstEnergy Solutions Corp. 4.800% due 02/15/15	655	681
Ford Motor Credit Co. LLC 9.875% due 08/10/11	395	413
3.001% due 01/13/12 (Ê)	300	284
Fortune Brands, Inc. 3.000% due 06/01/12	745	744
FPL Group Capital, Inc. 5.625% due 09/01/11	240	256
General Electric Capital Corp. 2.800% due 01/08/13	3,050	3,052
5.500% due 01/08/20	1,700	1,684
Series GMTN 2.000% due 09/28/12	500	507

	Principal Amount ($) or Shares	Market Value $
General Mills, Inc. 5.650% due 09/10/12	415	457
GMAC, Inc. 6.000% due 12/15/11	100	98
7.500% due 12/31/13	4,347	4,325
Goldman Sachs Group, Inc. (The) 3.625% due 08/01/12	1,135	1,173
5.450% due 11/01/12	610	656
Goodyear Tire & Rubber Co. (The) 8.625% due 12/01/11	705	730
HCA, Inc. (Þ) 7.875% due 02/15/20	850	873
Health Net, Inc. 6.375% due 06/01/17	500	448
Hewlett-Packard Co. 4.250% due 02/24/12	330	349
IBM International Group Capital LLC 5.050% due 10/22/12	335	366
International Lease Finance Corp. 5.450% due 03/24/11	105	99
5.750% due 06/15/11	1,055	989
6.375% due 03/25/13	1,900	1,598
Jabil Circuit, Inc. 7.750% due 07/15/16	175	186
8.250% due 03/15/18	360	392
Jackson National Life Fund LLC 0.553% due 08/06/11	2,600	2,515
John Deere Capital Corp. 4.900% due 09/09/13	650	708
JPMorgan Chase & Co. 4.850% due 06/16/11	1,160	1,211
4.750% due 05/01/13	1,840	1,976
6.300% due 04/23/19	915	1,012
Series 1 (Æ)(ƒ) 7.900% due 04/29/49	620	635
JPMorgan Chase Bank NA (Ê) 0.584% due 06/13/16	1,400	1,321
Kansas City Southern de Mexico SA de CV (Þ)(Å) 8.000% due 02/01/18	450	443
Kansas City Southern Railway 13.000% due 12/15/13	125	146
Kroger Co. (The) 3.900% due 10/01/15	695	709
LaBranche & Co., Inc. 11.000% due 05/15/12	375	385
Lehman Brothers Holdings Capital Trust VII (Æ)(ƒ)(Ø) 5.857% due 11/29/49	270	—
Lehman Brothers Holdings, Inc. (Æ)(Ø) 1.000% due 04/05/11	10	2
Marathon Oil Corp. 6.500% due 02/15/14	150	169
Medco Health Solutions, Inc. 6.125% due 03/15/13	485	529
7.250% due 08/15/13	770	879

162	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Medtronic, Inc. 4.500% due 03/15/14	270	289
Merrill Lynch & Co., Inc. (Ê) 0.449% due 07/25/11	500	496
MetLife, Inc. 6.400% due 12/15/66	90	79
Metropolitan Life Global Funding I 0.651% due 07/13/11 (Ê)(Å)	2,000	1,999
2.875% due 09/17/12 (Þ)	175	178
5.125% due 04/10/13 (Þ)	2,695	2,903
MGM Mirage (Þ) 10.375% due 05/15/14	150	165
Microsoft Corp. 4.200% due 06/01/19	1,000	1,011
Morgan Stanley 6.600% due 04/01/12	400	439
1.048% due 03/01/13 (Ê)	1,700	2,241
Series GMTN 4.100% due 01/26/15	855	850
National City Corp. 4.000% due 02/01/11	200	203
Navistar International Corp. 8.250% due 11/01/21	420	424
NB Capital Trust IV 8.250% due 04/15/27	360	352
News America, Inc. 6.900% due 03/01/19	850	975
Northrop Grumman Corp. 3.700% due 08/01/14	95	98
ONEOK Partners, LP 5.900% due 04/01/12	800	861
PACCAR, Inc. 6.875% due 02/15/14	700	805
Pacific Gas & Electric Co. 4.200% due 03/01/11	480	496
Pacific Life Global Funding (Þ) 5.150% due 04/15/13	900	951
Pfizer, Inc. 4.450% due 03/15/12	490	522
Philip Morris International, Inc. 4.875% due 05/16/13	3,250	3,499
6.875% due 03/17/14	380	438
Pricoa Global Funding I (Ê)(Þ) 0.349% due 01/30/12	200	195
0.451% due 09/27/13	200	190
Principal Life Income Funding Trusts 5.300% due 04/24/13	200	213
Procter & Gamble Co. 4.600% due 01/15/14	1,365	1,472
Prudential Financial, Inc. 6.200% due 01/15/15	310	344
Qwest Corp. 7.875% due 09/01/11	850	890
Regions Financial Corp. 0.421% due 06/26/12 (Ê)	1,100	980
7.750% due 11/10/14	100	103

	Principal Amount ($) or Shares	Market Value $
Roche Holdings, Inc. (Þ) 6.000% due 03/01/19	1,000	1,104
SABMiller PLC (Þ) 5.500% due 08/15/13	445	480
SLM Corp. (Ê) 0.479% due 10/25/11	200	184
Sun Life Financial Global Funding, LP (Ê)(Þ) 0.419% due 07/06/11	1,300	1,276
SunTrust Banks, Inc. 5.250% due 11/05/12	2,150	2,272
TD Ameritrade Holding Corp. 4.150% due 12/01/14	1,310	1,316
Textron Financial Corp. (Ê) 0.392% due 02/25/11	1,350	1,286
Textron, Inc. 6.200% due 03/15/15	595	632
Time Warner Cable, Inc. 8.250% due 02/14/14	935	1,111
Transcontinental Gas Pipe Line Corp. Series B 7.000% due 08/15/11	600	647
Tyco International Finance SA 4.125% due 10/15/14	680	709
Union Pacific Corp. 6.500% due 04/15/12	690	757
Union Planters Corp. 7.750% due 03/01/11	1,060	1,068
Verizon Communications, Inc. 4.350% due 02/15/13	1,955	2,077
Wachovia Capital Trust III (ƒ) 5.800% due 03/29/49	755	584
Wachovia Corp. 5.500% due 05/01/13	1,100	1,193
Wal-Mart Stores, Inc. 4.250% due 04/15/13	300	320
Walt Disney Co. (The) 4.500% due 12/15/13	385	427
WellPoint Health Networks, Inc. 6.375% due 01/15/12	471	509
Wells Fargo & Co. 4.375% due 01/31/13	725	763
Series K (ƒ) 7.980% due 03/29/49	4,600	4,646
XTO Energy, Inc. 4.625% due 06/15/13	655	701
Yum! Brands, Inc. 4.250% due 09/15/15	595	611
5.300% due 09/15/19	305	315

		122,448

International Debt - 5.6%
ANZ National International, Ltd. (Þ) 6.200% due 07/19/13	200	223
Banco Nacional de Desenvolvimento Economico e Social (Þ) 6.500% due 06/10/19	660	688

Russell Short Duration Bond Fund	163

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Banco Santander Chile (Þ) 2.875% due 11/13/12	1,200	1,210
Bank of Tokyo-Mitsubishi UFJ, Ltd. (Å) 3.850% due 01/22/15	600	609
BHP Billiton Finance USA, Ltd. 5.500% due 04/01/14	200	220
Catalyst Paper Corp. Series D 8.625% due 06/15/11	210	182
Cemex Finance LLC (Þ) 9.500% due 12/14/16	695	707
Colombia Government International Bond 7.375% due 03/18/19	570	637
Commonwealth Bank of Australia (Ê)(Þ) 0.671% due 07/12/13	4,600	4,587
Danske Bank A/S (Þ) 2.500% due 05/10/12	200	205
Deutsche Telekom International Finance BV 4.875% due 07/08/14	905	961
Enel Finance International SA (Þ) 3.875% due 10/07/14	625	638
Export-Import Bank of Korea 5.875% due 01/14/15	555	596
Galaxy Entertainment Finance Co., Ltd. (Þ) 9.875% due 12/15/12	350	359
Gaz Capital SA (Å)(Ñ) 8.125% due 07/31/14	800	869
Gaz Capital SA for Gazprom (Þ) 7.510% due 07/31/13	600	636
Husky Energy, Inc. 5.900% due 06/15/14	785	864
Hutchison Whampoa International Ltd. (Þ) 5.750% due 09/11/19	685	695
ING Bank NV (Þ) 2.625% due 02/09/12	3,400	3,496
3.900% due 03/19/14	300	313
Intesa Sanpaolo Series YCD 2.375% due 12/21/12	2,100	2,106
Kansas City Southern de Mexico SA de CV 12.500% due 04/01/16	100	117
Landmark CDO, Ltd. (Ê)(Å) Series 2003-3A Class A1LA 0.721% due 01/15/16	920	870
Norske Skogindustrier ASA (Þ) 6.125% due 10/15/15	215	138
7.125% due 10/15/33	100	53
PE Paper Escrow GmbH (Þ) 12.000% due 08/01/14	200	221
Rio Tinto Finance USA, Ltd. 5.875% due 07/15/13	1,225	1,336
Royal Bank of Scotland PLC (The) (Ê)(Þ) 6.375% due 02/01/11	800	810
0.650% due 04/08/11	1,500	1,503
SABMiller PLC (Þ) 6.500% due 07/01/16	240	268

	Principal Amount ($) or Shares	Market Value $
Societe Financement de l’Economie Francaise (Þ) 3.375% due 05/05/14	1,300	1,349
South Africa Government International Bond 6.875% due 05/27/19	500	554
Swedish Housing Finance Corp. (Þ) 3.125% due 03/23/12	1,500	1,536
TNK-BP Finance SA (Þ) Series 144a 7.500% due 07/18/16	650	669
TransCapitalInvest, Ltd. for OJSC AK Transneft (Þ) 7.700% due 08/07/13	1,100	1,190
Transocean, Inc. 5.250% due 03/15/13	550	592
Tyco Electronics Group SA 6.000% due 10/01/12	760	824
Volvo Treasury AB (Þ) 5.950% due 04/01/15	820	868
Westpac Banking Corp. 2.250% due 11/19/12	2,000	2,002
XL Capital, Ltd. 5.250% due 09/15/14	515	535
Series E (ƒ) 6.500% due 12/31/49	400	304

		36,540

Loan Agreements - 0.2%
First Data Corp., Term Loan B1 2.981% due 09/24/14	232	200
2.999% due 09/24/14	7	6
3.000% due 09/24/14	13	11
Ford Motor Company, Term Loan 3.240% due 12/15/13	59	55
3.260% due 12/15/13	956	895
Newsday Corp. Fixed Rate Term Loan 10.500% due 07/09/13	275	292
Supermedia, Inc., Exit Term Loan 11.000% due 12/31/15	96	49
Texas Competitive Electric Holdings Company, LLC., Term Loan B2 3.731% due 10/10/14	330	268
3.751% due 10/10/14	3	3

		1,779

Mortgage-Backed Securities - 23.7%
American Home Mortgage Investment Trust (Ê) Series 2004-3 Class 5A 2.511% due 10/25/34	925	763
Series 2004-4 Class 4A 2.484% due 02/25/45	301	236
Asset Securitization Corp. Series 1997-D5 Class A3 7.177% due 02/14/43	145	157

164	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Banc of America Alternative Loan Trust Series 2005-3 Class 2A1 5.500% due 04/25/20	133	120
Banc of America Commercial Mortgage, Inc. Series 2000-2 Class B 7.378% due 09/15/32	130	132
Series 2000-2 Class C 7.438% due 09/15/32	410	415
Series 2003-1 Class SBB (Þ) 5.860% due 03/11/32	372	408
Series 2003-1 Class SBC (Þ) 5.790% due 03/11/32	657	719
Series 2003-1 Class SBE (Þ) 6.770% due 03/11/32	972	1,091
Series 2004-4 Class A3 4.128% due 07/10/42	25	25
Series 2006-2 Class A4 5.738% due 05/10/45	155	156
Series 2006-4 Class A4 5.634% due 07/10/46	920	881
Series 2007-2 Class AAB 5.639% due 04/10/49	210	212
Banc of America Funding Corp. Series 2005-D Class A1 (Ê) 3.131% due 05/25/35	4,899	4,523
Series 2006-2 Class 2A18 5.750% due 03/25/36	2,015	1,572
Series 2006-A Class 1A1 (Ê) 4.503% due 02/20/36	258	224
Banc of America Mortgage Securities, Inc. Series 2004-2 Class 2A1 5.250% due 03/25/34	94	94
Series 2004-2 Class 5A1 6.500% due 10/25/31	90	90
Series 2004-I Class 2A2 (Ê) 3.676% due 10/25/34	369	315
Series 2004-L Class 1A1 (Ê) 3.716% due 01/25/35	41	37
Series 2004-L Class 2A1 (Ê) 3.307% due 01/25/35	1,496	1,307
Series 2005-G Class 2A1 (Ê) 4.922% due 08/25/35	247	207
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-1 Class 5A1 5.434% due 04/25/33	269	251
Series 2003-8 Class 2A1 (Ê) 3.553% due 01/25/34	157	149
Series 2005-6 Class 1A1 3.750% due 08/25/35	412	289
Series 2007-3 Class 1A1 5.428% due 05/25/47	120	85
Bear Stearns Alt-A Trust Series 2005-4 Class 23A1 5.126% due 05/25/35	689	495
Series 2005-7 Class 22A1 5.275% due 09/25/35	44	33

	Principal Amount ($) or Shares	Market Value $
Series 2006-3 Class 33A1 (Ê) 6.051% due 05/25/36	613	311
Bear Stearns Asset Backed Securities Trust Series 2003-AC3 Class A1 4.000% due 07/25/33	236	219
Bear Stearns Commercial Mortgage Securities Series 2000-WF1 Class E 8.078% due 02/15/32	490	489
Series 2001-TOP Class A1 5.060% due 11/15/16	64	65
Series 2001-TOP Class A2 6.480% due 02/15/35	254	263
Series 2001-TOP Class A3 5.610% due 11/15/33	50	52
Series 2004-PWR Class A2 4.254% due 07/11/42	242	244
Series 2004-PWR Class A3 4.565% due 07/11/42	540	542
Series 2007-T26 Class A4 5.471% due 01/12/45	100	100
Bear Stearns Mortgage Funding Trust (Ê) Series 2007-AR1 Class 2A1 0.301% due 02/25/37	240	233
Bear Stearns Structured Products, Inc. Series 2007-R6 Class 1A1 5.618% due 01/26/36	213	134
Series 2007-R6 Class 2A1 5.666% due 12/26/46	148	85
Chase Commercial Mortgage Securities Corp. Series 1999-2 Class B 7.343% due 01/15/32	34	34
Series 2000-2 Class B 7.782% due 07/15/32	415	422
Series 2000-3 Class A2 7.319% due 10/15/32	24	25
Chase Mortgage Finance Corp. Series 2007-A1 Class 8A1 4.213% due 02/25/37	598	565
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4 5.431% due 10/15/49	735	713
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 Class A5 5.617% due 10/15/48	460	461
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class E 7.477% due 09/15/30	681	683
Commercial Mortgage Asset Trust Series 1999-C2 Class A2 7.546% due 11/17/32	36	36
Series 1999-C2 Class E 7.640% due 11/17/32	50	49

Russell Short Duration Bond Fund	165

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Commercial Mortgage Pass Through Certificates Series 2001-J1A Class A2 (Þ) 6.457% due 02/16/34	133	136
Series 2001-J1A Class B (Þ) 6.614% due 02/15/34	180	187
Series 2003-LB1 Class A2 4.084% due 06/10/38	600	602
Series 2006-C7 Class A2 5.690% due 06/10/46	225	231
Series 2006-C8 Class A4 5.306% due 12/10/46	400	361
Community Program Loan Trust Series 1987-A Class A4 4.500% due 10/01/18	843	847
Countrywide Alternative Loan Trust Series 2003-J2 Class A1 6.000% due 10/25/33	151	150
Series 2004-12C Class 1A1 5.000% due 07/25/19	1,466	1,416
Countrywide Home Loan Mortgage Pass Through Trust Series 2004-12 Class 1M 3.969% due 08/25/34	2,264	224
Series 2004-22 Class A3 3.509% due 11/25/34	200	170
Series 2004-HYB Class 1A1 3.401% due 02/20/35	358	306
Series 2005-HYB Class 5A1 (Ê) 5.250% due 02/20/36	736	442
Series 2006-1 Class A2 6.000% due 03/25/36	1,012	789
Series 2006-21 Class A9 5.750% due 02/25/37	867	840
Series 2006-HYB Class 1A2 4.414% due 06/20/36	97	7
Series 2006-HYB Class 3A1A 6.017% due 05/20/36	549	333
Series 2006-R2 Class AF1 (Ê)(Þ) 0.651% due 07/25/36	510	385
Series 2007-1 Class A1 6.000% due 03/25/37	3,875	3,175
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class D 7.170% due 05/17/40	29	30
Series 2001-CF2 Class A4 6.505% due 02/15/34	68	71
Series 2001-CF2 Class B 6.718% due 02/15/34	490	505
Series 2001-CK1 Class A3 6.380% due 12/18/35	105	107
Series 2001-CK1 Class C 6.730% due 12/18/35	145	146
Series 2001-SPG Class A2 (Þ) 6.515% due 08/13/18	20	21
Series 2002-CKN Class C1 6.376% due 04/15/37	835	843

	Principal Amount ($) or Shares	Market Value $
Series 2002-CKP Class A3 6.439% due 12/15/35	565	600
Series 2002-CP3 Class A3 5.603% due 07/15/35	1,775	1,873
Series 2005-C3 Class A2 4.512% due 07/15/37	104	104
Series 2005-C4 Class A2 5.017% due 08/15/38	585	587
Series 2005-C6 Class A4 5.230% due 12/15/40	10	10
Credit Suisse Mortgage Capital Certificates Series 2006-C2 Class A3 5.658% due 03/15/39	100	89
Crown Castle Towers LLC (Þ) Series 2006-1A Class AFX 5.245% due 11/15/36	160	168
Series 2006-1A Class D 5.772% due 11/15/36	200	211
Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2003-4XS Class A6A 4.820% due 10/25/33	555	514
Series 2007-AR1 Class A3B (Ê) 0.301% due 01/25/47	100	96
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B1 6.910% due 06/10/31	14	14
Series 2000-CF1 Class A1B 7.620% due 06/10/33	14	14
Series 2000-CKP Class A1B 7.180% due 11/10/33	1,276	1,298
Fannie Mae 6.000% due 2011	21	21
6.500% due 2011	7	7
5.000% due 2013	226	233
6.000% due 2013	100	108
6.000% due 2014	308	333
5.500% due 2016	506	543
5.500% due 2017	770	828
6.000% due 2017	95	105
7.000% due 2017	85	94
7.000% due 2024	2,073	2,237
4.154% due 2033 (Ê)	53	55
6.000% due 2033	16	18
3.918% due 2035 (Ê)	237	246
4.675% due 2035 (Ê)	2,402	2,458
4.954% due 2035 (Ê)(§)	14,702	15,371
6.000% due 2036	328	352
5.500% due 2037	1,939	2,057
6.000% due 2037	69	102
6.000% due 2039	264	283
1.794% due 2041 (Ê)	508	507
1.744% due 2042 (Ê)	203	203
30 Year TBA (Ï) 4.500%	9,215	9,307
5.500%	4,935	5,231

166	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Fannie Mae Grantor Trust Series 2001-T3 Class A1 7.500% due 11/25/40	387	438
Series 2001-T4 Class A1 7.500% due 07/25/41	61	69
Series 2001-T10 Class A1 7.000% due 12/25/41	91	102
Series 2001-T10 Class A2 7.500% due 12/25/41	50	57
Series 2002-T19 Class A1 6.500% due 07/25/42	693	757
Fannie Mae REMICS Series 2003-16 Class BH 5.000% due 03/25/17	802	830
Series 2003-24 Class PU 3.500% due 11/25/15	37	38
Series 2003-63 Class GU 4.000% due 07/25/33	90	93
Series 2003-75 Class NB 3.250% due 08/25/18	179	182
Series 2004-70 Class EB 5.000% due 10/25/24	335	360
Series 2007-39 Class EF (Ê) 0.481% due 05/25/37	238	234
Series 2007-63 Class FC (Ê) 0.581% due 07/25/37	2,987	2,950
Series 2007-73 Class A1 (Ê) 0.291% due 07/25/37	357	342
Series 2009-69 Class MB 4.000% due 09/25/29	265	253
Series 2009-96 Class DB 4.000% due 11/25/29	265	245
Fannie Mae Whole Loan Series 2002-W3 Class A4 6.500% due 11/25/41	491	536
Series 2003-W2 Class 1A1 6.500% due 07/25/42	267	291
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2002-51 Class 1A 6.500% due 09/25/43	223	243
Series 2003-54 Class 2A 6.500% due 02/25/43	188	205
Series 2005-63 Class 1A1 (Ê) 1.744% due 02/25/45	505	471
First Horizon Alternative Mortgage Securities (Ê) Series 2005-AA7 Class 2A1 5.389% due 09/25/35	609	442
First Union Commercial Mortgage Securities, Inc. Series 1997-C2 Class D 7.120% due 11/18/29	130	140
First Union National Bank Commercial Mortgage Series 2000-C2 Class A2 7.202% due 10/15/32	559	570

	Principal Amount ($) or Shares	Market Value $
Series 2001-C2 Class A2 6.663% due 01/12/43	798	828
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class A2 6.136% due 03/15/33	91	94
Series 2001-C1 Class C 6.403% due 03/15/33	320	328
First Union-Lehman Brothers-Bank of America Series 1998-C2 Class C 6.730% due 11/18/35	484	495
Series 1998-C2 Class D 6.778% due 11/18/35	1,175	1,245
Freddie Mac 6.000% due 2011	53	56
6.000% due 2013	36	38
5.500% due 2014	29	31
6.000% due 2014	44	47
6.000% due 2016	210	226
6.000% due 2018	188	203
5.500% due 2029	496	529
6.000% due 2029	55	59
9.000% due 2030	335	378
6.000% due 2031	137	149
6.000% due 2033	295	319
4.935% due 2035 (Ê)	506	529
30 Year TBA (Ï) 5.500%	1,000	1,060
Freddie Mac REMICS Series 2003-255 Class PB 5.500% due 08/15/30	3	3
Series 2003-258 Class NS 3.250% due 09/15/15	144	145
Series 2003-261 Class JA 3.760% due 03/15/29	623	638
Series 2003-262 Class GE 4.500% due 04/15/17	145	150
Series 2003-263 Class AB 4.500% due 06/15/18	970	1,010
Series 2003-265 Class WT 4.500% due 08/15/18	810	850
Series 2004-285 Class BA 4.500% due 02/15/20	449	459
Series 2004-287 Class AL 5.000% due 10/15/24	690	740
Series 2006-314 Class LF (Ê) 0.531% due 05/15/36	449	444
Series 2007-333 Class BF (Ê) 0.381% due 07/15/19	257	253
Series 2007-333 Class FT (Ê) 0.381% due 08/15/19	623	614
Series 2008-341 Class JB 4.500% due 02/15/23	360	374
GE Capital Commercial Mortgage Corp. Series 2000-1 Class A2 6.496% due 01/15/33	244	250

Russell Short Duration Bond Fund	167

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2001-1 Class A2 6.531% due 05/15/33	680	707
Series 2001-1 Class B 6.719% due 05/15/33	345	358
Series 2001-3 Class A1 5.560% due 06/10/38	319	325
Series 2001-3 Class A2 6.070% due 06/10/38	151	159
Series 2002-1A Class A3 6.269% due 12/10/35	470	500
Series 2004-C2 Class A2 4.119% due 03/10/40	126	128
Series 2005-C1 Class A2 4.353% due 06/10/48	159	159
Series 2005-C1 Class A3 4.578% due 06/10/48	130	131
Ginnie Mae I 6.500% due 2038	507	544
Ginnie Mae II (Ê) 3.625% due 2027	41	42
4.000% due 2032	64	66
GMAC Commercial Mortgage Securities, Inc. Series 1999-C1 Class D 6.981% due 05/15/33	40	40
Series 2000-C2 Class B 7.594% due 08/16/33	580	586
Series 2001-C1 Class A2 6.465% due 04/15/34	23	24
Series 2001-C1 Class B 6.670% due 04/15/34	535	546
Series 2004-C3 Class A4 4.547% due 12/10/41	645	654
GMAC Mortgage Corp. Loan Trust (Ê) Series 2005-AR2 Class 4A 5.167% due 05/25/35	85	72
Government National Mortgage Association Series 2006-67 Class A 3.947% due 11/16/30	792	818
Series 2007-4 Class A 4.206% due 06/16/29	927	959
Greenpoint Mortgage Funding Trust (Ê) Series 2006-AR8 Class 1A1A 0.311% due 01/25/47	322	280
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4 5.444% due 03/10/39	100	93
GSMPS Mortgage Loan Trust (Þ) Series 2005-RP1 Class 1A3 8.000% due 01/25/35	330	306
Series 2005-RP1 Class 1A4 8.500% due 01/25/35	223	207
Series 2006-RP1 Class 1A2 7.500% due 01/25/36	277	248
Series 2006-RP1 Class 1A3 8.000% due 01/25/36	52	48

	Principal Amount ($) or Shares	Market Value $
GSR Mortgage Loan Trust Series 2004-7 Class 1A1 3.726% due 06/25/34	327	290
Series 2005-AR6 Class 2A1 (Ê) 2.955% due 09/25/35	497	459
Series 2006-3F Class 2A3 5.750% due 03/25/36	1,185	1,030
Series 2007-AR1 Class 1A1 3.713% due 03/25/37	4,591	3,148
Harborview Mortgage Loan Trust Series 2005-4 Class 3A1 4.956% due 07/19/35	179	129
Series 2006-12 Class 2A11 (Ê) 0.319% due 01/19/38	238	235
Indymac Index Mortgage Loan Trust (Ê) Series 2006-AR1 Class 1A1A 0.321% due 11/25/46	119	116
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2001-CIB Class A2 6.044% due 11/15/35	310	316
Series 2001-CIB Class C 6.633% due 03/15/33	200	204
Series 2001-CIB Class D 6.751% due 03/15/33	345	352
Series 2002-C1 Class A3 5.376% due 07/12/37	195	204
Series 2002-C2 Class A1 4.326% due 12/12/34	317	323
Series 2003-C1 Class A2 4.985% due 01/12/37	310	319
Series 2004-CBX Class A3 4.184% due 01/12/37	23	23
Series 2005-CB1 Class A2 5.016% due 08/12/37	125	125
Series 2006-CB1 Class A4 5.814% due 06/12/43	165	166
Series 2007-LD1 Class A4 5.882% due 02/15/51	100	94
Series 2009-IWS Class A1 (Þ) 4.314% due 12/05/19	562	566
Series 2009-IWS Class A2 (Þ) 5.633% due 12/05/27	285	294
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C10 Class B 7.548% due 08/15/32	300	300
JPMorgan Mortgage Trust Series 2005-A1 Class 6T1 (Ê) 5.017% due 02/25/35	42	41
Series 2005-A4 Class 1A1 5.379% due 07/25/35	297	269
Series 2005-A8 Class 1A1 5.400% due 11/25/35	590	528
Series 2006-A6 Class 1A2 5.982% due 10/25/36	89	76

168	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

LB Commercial Conduit Mortgage Trust Series 1998-C1 Class E 7.000% due 02/18/30	525	573
Series 1999-C1 Class B 6.930% due 06/15/31	15	15
Series 1999-C1 Class C 7.020% due 06/15/31	385	385
Series 1999-C1 Class D 7.020% due 06/15/31	1,210	1,208
LB-UBS Commercial Mortgage Trust Series 2000-C3 Class B 7.950% due 03/15/32	180	180
Series 2000-C4 Class A2 7.370% due 08/15/26	400	405
Series 2000-C4 Class B 7.480% due 07/15/32	355	361
Series 2000-C4 Class C 7.610% due 07/15/32	95	96
Series 2001-C3 Class B 6.512% due 06/15/36	175	179
Series 2003-C7 Class A4 4.931% due 09/15/35	790	815
Series 2004-C2 Class A3 3.973% due 03/15/29	300	297
Series 2004-C4 Class A2 4.567% due 06/15/29	54	54
Series 2004-C7 Class A5 4.628% due 10/15/29	232	232
Lehman Mortgage Trust Series 2006-1 Class 3A3 5.500% due 02/25/36	207	168
Master Specialized Loan Trust (Þ) Series 2005-2 Class A2 5.150% due 07/25/35	142	125
Mastr Adjustable Rate Mortgages Trust Series 2005-1 Class B1 (Ê) 3.838% due 03/25/35	330	42
Mastr Reperforming Loan Trust Series 2005-1 Class 1A3 (Å) 7.000% due 08/25/34	230	216
Series 2005-1 Class 1A5 (Þ) 8.000% due 08/25/34	235	224
Series 2005-2 Class 1A4 (Þ) 8.000% due 05/25/35	404	383
Mellon Residential Funding Corp. (Ê) Series 2000-TBC Class A1 0.712% due 06/15/30	612	515
Merrill Lynch Mortgage Investors, Inc. Series 2005-A8 Class A1B1 5.250% due 08/25/36	12	11
Series 2005-A10 Class A (Ê) 0.441% due 02/25/36	57	39
Merrill Lynch Mortgage Trust Series 2005-CIP Class A2 4.960% due 07/12/38	345	354
Series 2005-CIP Class A3A 4.949% due 07/12/38	135	135

	Principal Amount ($) or Shares	Market Value $
Series 2006-C1 Class A1 5.528% due 05/12/39	441	447
Series 2006-C1 Class A4 5.656% due 05/12/39	130	133
Series 2008-C1 Class A4 5.690% due 02/12/51	325	295
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-6 Class A4 5.485% due 03/12/51	200	166
MLCC Mortgage Investors, Inc. Series 2005-1 Class 2A1 3.759% due 04/25/35	367	328
Series 2005-1 Class 2A2 3.759% due 04/25/35	787	697
Series 2005-3 Class 5A (Ê) 0.481% due 11/25/35	105	88
Morgan Stanley Capital I Series 2004-HQ3 Class A2 4.050% due 01/13/41	179	180
Series 2004-IQ8 Class A3 4.500% due 06/15/40	28	29
Series 2005-HQ6 Class A1 4.646% due 08/13/42	456	457
Morgan Stanley Dean Witter Capital I Series 2001-DFM Class A (Þ) 5.996% due 03/14/11	12	13
Series 2001-IQA Class A3 5.720% due 12/18/32	75	76
Series 2001-TOP Class B 6.810% due 02/15/33	510	519
Series 2001-TOP Class C 6.790% due 07/15/33	335	314
Series 2001-TOP Class E (Þ) 7.363% due 02/15/33	55	52
Morgan Stanley Mortgage Loan Trust Series 2006-2 Class 6A 6.500% due 02/25/36	448	340
Nomura Asset Acceptance Corp. Series 2005-WF1 Class 2A2 4.786% due 03/25/35	203	188
Prime Mortgage Trust (Ê) Series 2004-CL1 Class 1A2 0.631% due 02/25/34	95	86
Series 2004-CL1 Class 2A2 0.631% due 02/25/19	15	14
Residential Accredit Loans, Inc. Series 2005-QS1 Class 2A1 6.000% due 09/25/35	337	249
Residential Asset Securitization Trust Series 2005-A10 Class A3 5.500% due 09/25/35	999	826
Residential Funding Mortgage Securities I Series 2006-SA3 Class 3A1 6.037% due 09/25/36	405	298

Russell Short Duration Bond Fund	169

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Salomon Brothers Mortgage Securities VII, Inc. Series 2000-C3 Class B 6.758% due 12/18/33	75	76
Series 2001-C2 Class C 6.842% due 11/13/36	195	203
Series 2002-KEY Class C 5.045% due 03/18/36	70	69
Series 2003-UP2 Class A1 4.000% due 12/25/18	348	348
SBA CMBS Trust (Þ) Series 2006-1A Class B 5.451% due 11/15/36	95	98
Structured Asset Mortgage Investments, Inc. (Ê) Series 2002-AR3 Class A1 0.893% due 09/19/32	23	20
Structured Asset Securities Corp. Series 2001-21A Class 1A1 (Ê) 2.595% due 01/25/32	17	16
Series 2005-6 Class B2 5.316% due 05/25/35	178	18
Suntrust Adjustable Rate Mortgage Loan Trust (Ê) Series 2007-2 Class 3A3 5.689% due 04/25/37	9,157	7,325
Thornburg Mortgage Securities Trust (Ê) Series 2006-6 Class A1 0.341% due 11/25/46	375	368
Wachovia Bank Commercial Mortgage Trust Series 2003-C5 Class B 4.107% due 06/15/35	45	42
Series 2004-C14 Class A2 4.368% due 08/15/41	778	777
Series 2005-C20 Class A5 5.087% due 07/15/42	35	35
Series 2006-C28 Class A2 5.500% due 10/15/48	15	15
Series 2007-C31 Class A4 5.509% due 04/15/47	100	83
Washington Mutual Mortgage Pass Through Certificates Series 2002-AR6 Class A (Ê) 1.881% due 06/25/42	85	66
Series 2002-AR9 Class 1A (Ê) 1.881% due 08/25/42	203	151
Series 2003-AR7 Class A7 (Ê) 2.850% due 08/25/33	240	226
Series 2004-AR1 Class A2A (Ê) 0.620% due 11/25/34	623	427
Series 2005-AR1 Class A1A1 (Ê) 0.521% due 10/25/45	152	109
Series 2006-AR1 Class 1A4 5.605% due 11/25/36	130	98
Series 2006-AR1 Class 2A (Ê) 3.594% due 09/25/46	509	328
Series 2006-AR8 Class 1A5 5.845% due 08/25/46	1,398	304

	Principal Amount ($) or Shares	Market Value $
Series 2006-AR8 Class 2A3 (Ê) 6.110% due 08/25/36	29	6
Series 2007-HY3 Class 4A1 5.313% due 03/25/37	1,058	886
Wells Fargo Mortgage Backed Securities Trust Series 2004-E Class A2 (Ê) 4.500% due 05/25/34	581	578
Series 2004-I Class 1A1 3.421% due 07/25/34	305	298
Series 2004-BB Class A2 (Ê) 2.906% due 01/25/35	272	247
Series 2004-BB Class A4 (Ê) 2.906% due 01/25/35	792	771
Series 2004-CC Class A1 (Ê) 4.940% due 01/25/35	438	411
Series 2004-EE Class 3A1 (Ê) 3.945% due 12/25/34	99	99
Series 2005-9 Class 1A1 4.750% due 10/25/35	934	926
Series 2005-17 Class 1A1 5.500% due 01/25/36	472	443
Series 2005-AR1 Class 2A1 3.177% due 10/25/35	1,981	1,733
Series 2005-AR2 Class 2A1 (Ê) 3.741% due 03/25/35	463	423
Series 2005-AR2 Class 2A2 (Ê) 3.741% due 03/25/35	470	424
Series 2005-AR4 Class 2A2 4.077% due 04/25/35	233	216
Series 2005-AR8 Class 2A1 3.305% due 06/25/35	113	105
Series 2006-3 Class A1 5.500% due 03/25/36	1,351	1,146
Series 2006-4 Class 2A3 5.750% due 04/25/36	520	192
Series 2006-AR1 Class 2A2 5.706% due 11/25/36	552	159
Series 2006-AR1 Class 5A1 (Ê) 5.587% due 07/25/36	363	298
Series 2006-AR1 Class A1 (Ê) 5.316% due 10/25/36	3,177	2,488
Series 2006-AR2 Class 2A1 4.950% due 03/25/36	777	688
Series 2006-AR4 Class 1A1 (Ê) 5.875% due 04/25/36	126	109
Series 2006-AR4 Class 2A1 (Ê) 5.771% due 04/25/36	877	762
Series 2006-AR5 Class 2A1 (Ê) 5.541% due 04/25/36	761	621
Series 2006-AR6 Class 7A1 (Ê) 5.112% due 03/25/36	70	63
Series 2007-14 Class 1A1 6.000% due 10/25/37	981	888

		158,300

170	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Municipal Bonds - 0.8%
Massachusetts Educational Financing Authority (Ê) Series 2008-1 Class A1 1.199% due 04/25/38		1,609	1,617
South Carolina Student Loan Corp. (Ê) Series 2008-1 Class A1 0.756% due 09/02/14		73	73
Series 2008-1 Class A4 1.256% due 09/03/24		400	407
South Carolina Student Loan Corp. Revenue Bonds (Ê) Series 2008-1 Class A2 0.806% due 03/01/18		600	603
Series 2008-1 Class A3 1.006% due 03/02/20		700	704
State of Illinois General Obligation Unlimited 2.766% due 01/01/12		2,000	2,021

			5,425

Non-US Bonds - 0.8%
Asian Development Bank 6.000% due 01/20/15	AUD	525	468
Brazil Notas do Tesouro Nacional Serie F Series NTNF 10.000% due 01/01/17	BRL	2,500	1,155
Cemex SAB de CV 4.750% due 03/05/14	EUR	100	116
Fortis Bank Nederland Holding NV 3.000% due 04/17/12	EUR	100	142
France Government Bond 3.750% due 10/25/19	EUR	125	177
German Treasury Bills 5.000% due 01/04/12	EUR	140	208
Kreditanstalt fuer Wiederaufbau 6.000% due 03/28/17	AUD	280	244
Mexican Bonos Series M 8.000% due 12/17/15	MXN	9,500	749
New South Wales Treasury Corp. 5.250% due 05/01/13	AUD	140	124
Societe Financement de l’Economie Francaise 2.125% due 05/20/12	EUR	300	422
United Kingdom Gilt 4.500% due 03/07/13	GBP	590	1,009
5.000% due 09/07/14	GBP	475	832

			5,646

United States Government Agencies - 2.2%
Fannie Mae 6.250% due 02/01/11		900	950
5.250% due 08/01/12		3,025	3,285
Federal Home Loan Mortgage Corp. 1.125% due 06/01/11		1,500	1,510

	Principal Amount ($) or Shares	Market Value $
2.125% due 09/21/12	825	842
2.875% due 02/09/15	2,255	2,277
Federal National Mortgage Association 2.000% due 01/01/12 (§)	210	214
Zero Coupon due 10/09/19	8,005	4,661
Financing Corp. Principal Only STRIP Series 13 Zero Coupon due 06/27/13	830	761
Freddie Mac 2.125% due 03/23/12	325	332

		14,832

United States Government Treasuries - 6.5%
United States Treasury Inflation Indexed Bonds 2.000% due 04/15/12	107	112
1.375% due 07/15/18	1,103	1,125
1.375% due 01/15/20	1,435	1,447
United States Treasury Notes 1.000% due 07/31/11	7,200	7,250
1.000% due 08/31/11	15,500	15,599
0.750% due 11/30/11	3,210	3,211
1.000% due 12/31/11	1,735	1,742
1.375% due 01/15/13	7,905	7,906
2.625% due 12/31/14	2,360	2,395
2.250% due 01/31/15	1,870	1,861
3.375% due 11/15/19	520	510

		43,158

Total Long-Term Investments (cost $449,427)		460,138

Common Stocks - 0.0%
Consumer Discretionary - 0.0%
SuperMedia, Inc. (Æ)	443	16

Total Common Stocks (cost $13)		16

Preferred Stocks - 0.3%
Financial Services - 0.3%
DG Funding Trust (Å)	219	1,940
Federal Home Loan Mortgage Corp.	19,825	21
Federal National Mortgage Association	20,825	22
Wells Fargo & Co.	—	282

Total Preferred Stocks (cost $3,312)		2,265

Short-Term Investments - 10.6%
American Express Centurion Bank Series BKNT 5.200% due 11/26/10	500	518
American Express Credit Corp. 0.409% due 12/02/10 (Ê)	500	499

Russell Short Duration Bond Fund	171

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series MTNB (Ê) 0.381% due 10/04/10	500	499
American International Group, Inc. 4.700% due 10/01/10	1,950	1,943
Bank of Scotland PLC (Ê)(Þ) 0.317% due 12/08/10	600	596
Capmark Financial Group, Inc. 3.114% due 05/10/10	570	165
Citigroup, Inc. (Ê) 0.421% due 05/18/10	1,900	1,899
Comcast Cable Communications LLC 6.750% due 01/30/11	400	422
Credit Agricole SA (Ê)(Þ) 0.304% due 05/28/10	300	300
Discover Financial Services (Ê) Series WI 0.784% due 06/11/10	1,060	1,052
Fannie Mae 4.500% due 07/01/10	228	232
6.000% due 11/01/10	5	5
6.500% due 12/01/10	10	10
Federal National Mortgage Association Discount Notes (ç) Zero Coupon due 02/01/10	2,000	2,000
Zero Coupon due 02/04/10	1,000	1,000
Ford Credit Auto Owner Trust (Ê) Series 2008-B Class A2 1.433% due 12/15/10	30	30
Fortune Brands, Inc. 5.125% due 01/15/11	350	362
Freddie Mac 4.000% due 08/01/10	175	177
General Electric Capital Corp. (Ê) Series GMTn 0.284% due 03/12/10	425	425
KeyBank NA (Ê) Series BKNT 2.507% due 06/02/10	300	301
Keycorp (Ê) 0.915% due 11/22/10	1,100	1,433
Lehman Brothers Holdings, Inc. (Ø)(Æ) 1.000% due 03/05/10	950	231
2.951% due 05/25/10	800	165
Lincoln National Corp. (Ê) 0.334% due 03/12/10	320	320
Mandalay Resort Group 9.375% due 02/15/10	150	150
Marsh & McLennan Cos., Inc. 5.150% due 09/15/10	840	860
Martin Marietta Materials, Inc. (Ê) 0.399% due 04/30/10	1,300	1,295
Masco Corp. (Ê) 0.554% due 03/12/10	390	389
Merrill Lynch & Co., Inc. Series MTNB 4.500% due 11/04/10	295	303

	Principal Amount ($) or Shares	Market Value $
Series MTNC 4.250% due 02/08/10	515	515
Morgan Stanley (Ê) 2.350% due 05/14/10	400	402
Nationwide Life Global Funding I (Ê)(Þ) 0.470% due 05/19/10	1,800	1,793
0.661% due 08/27/10	1,570	1,570
0.354% due 12/14/10	780	770
Nuveen Investments, Inc. 5.000% due 09/15/10	900	896
Power Contract Financing LLC (Þ) 6.256% due 02/01/10	36	36
Protective Life Secured Trusts (Ê) 0.391% due 11/09/10	1,600	1,595
Russell U.S. Cash Management Fund (£)	32,213,704	32,214
SLM Corp. 0.409% due 07/26/10 (Ê)	100	98
Series MTNA 4.500% due 07/26/10	1,075	1,081
Sovereign Bancorp, Inc. 0.479% due 03/23/10 (Ê)	200	200
4.800% due 09/01/10	160	164
United States Treasury Bills (ç)(ž)(§) 0.020% due 02/11/10	10,800	10,800
0.061% due 03/04/10	429	429
0.197% due 04/01/10	202	202
United Technologies Corp. 4.375% due 05/01/10	425	429
7.125% due 11/15/10	270	284

Total Short-Term Investments (cost $71,728)		71,059

Repurchase Agreements - 19.5%
Agreement with Bank of America Securities LLC and State Street Bank (Tri-Party) of $35,900 dated January 29, 2010, at 0.11% to be repurchased at $35,900 on February 1, 2010 collateralized by: $35,900 par various United States Treasury Obligations, valued at $36,664.	35,900	35,900
Agreement with Citigroup Global Markets, Inc. and State Street Bank (Tri-Party) of $35,900 dated January 29, 2010, at 0.10% to be repurchased at $35,900 on February 1, 2010 collateralized by: $35,900 par various United States Treasury Obligations, valued at $36,655.	35,900	35,900
Agreement with JPMorgan Securities, Inc. and State Street Bank (Tri-Party) of $22,600 dated January 29, 2010, at 0.11% to be repurchased at $22,600 on February 1, 2010 collateralized by: $22,600 par various United States Treasury Obligations, valued at $22,867.	22,600	22,600

172	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Agreement with Morgan Stanley and Co., Inc. and State Street Bank (Tri-Party) of $35,900 dated January 29, 2010, at 0.11% to be repurchased at $35,900 on February 1, 2010 collateralized by: $35,900 par various United States Treasury Obligations, valued at $37,135.	35,900	35,900

Total Repurchase Agreements (cost $130,300)		130,300

Total Investments - 99.3% (identified cost $654,780)		663,778

Other Assets and Liabilities, Net - 0.7%		4,481

Net Assets - 100.0%		668,259

See accompanying notes which are an integral part of the Quarterly Report.

Russell Short Duration Bond Fund	173

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Euribor Futures (Germany)	9	EUR	2,235	03/10	32
Euro-Bobl Futures (Germany)	129	EUR	15,126	03/10	130
Euro-Bund Futures (Germany)	3	EUR	370	03/10	2
Eurodollar Futures (CME)	274	USD	68,301	03/10	94
Eurodollar Futures (CME)	605	USD	150,638	06/10	348
Eurodollar Futures (CME)	22	USD	5,465	09/10	19
Eurodollar Futures (CME)	27	USD	6,683	12/10	35
Eurodollar Futures (CME)	15	USD	3,699	03/11	1
Eurodollar Futures (CME)	15	USD	3,684	06/11	1
Eurodollar Futures (CME)	15	USD	3,671	09/11	—
Eurodollar Futures (CME)	15	USD	3,659	12/11	—
Three Month Short Sterling Interest Rate Futures (UK)	3	GBP	373	03/10	8
Three Month Short Sterling Interest Rate Futures (UK)	3	GBP	372	06/10	9
United States Treasury Bonds	11	USD	1,307	03/10	(19)
United States Treasury 2 Year Notes	307	USD	66,911	03/10	164

Short Positions
Euro-Bund Futures (Germany)	4	EUR	—	02/10	2
United States Treasury 2 Year Notes	222	USD	48,386	03/10	(79)
United States Treasury 5 Year Notes	56	USD	6,522	03/10	10
United States Treasury 10 Year Notes	152	USD	17,960	03/10	(97)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					660

See accompanying notes which are an integral part of the Quarterly Report.

174	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except contracts)

Options Written (Number of Contracts)	Notional Amount	Market Value $

Swaptions
(Fund Pays/Fund Receives) USD 3.250%/USD Three Month LIBOR Apr 2010 0.00 Call (4)	2,200	(4)
USD 2.750%/USD Three Month LIBOR Apr 2010 0.00 Call (1)	200	—
USD 3.500%/USD Three Month LIBOR Jun 2010 0.00 Call (1)	8,300	(71)
USD Three Month LIBOR/USD 5.500% Aug 2010 0.00 Put (2)	1,700	(2)
USD Three Month LIBOR/USD 6.000% Aug 2010 0.00 Put (6)	36,900	(39)
USD Three Month LIBOR/USD 4.250% Apr 2010 0.00 Put (8)	20,000	(89)
USD Three Month LIBOR/USD 4.000% Apr 2010 0.00 Put (1)	100	—

Total Liability for Options Written (premiums received $594)		(205)

See accompanying notes which are an integral part of the Quarterly Report.

Russell Short Duration Bond Fund	175

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Barclays Bank PLC	USD	245	BRL	438	02/02/10	(13)
Barclays Bank PLC	USD	1,726	EUR	1,199	02/10/10	(64)
Barclays Bank PLC	USD	606	GBP	375	02/10/10	(6)
Barclays Bank PLC	USD	93	MYR	321	02/12/10	1
Barclays Bank PLC	USD	96	MYR	321	04/30/10	(2)
Barclays Bank PLC	BRL	341	USD	195	02/02/10	14
Barclays Bank PLC	EUR	235	USD	331	02/10/10	6
Barclays Bank PLC	GBP	1,725	USD	2,757	02/10/10	(1)
Barclays Bank PLC	JPY	12,765	USD	140	02/10/10	(1)
Barclays Bank PLC	MYR	321	USD	96	02/12/10	2
BNP Paribas	EUR	2,264	USD	3,251	03/23/10	112
Citibank	USD	1,226	KRW	1,446,381	02/11/10	19
Citibank	USD	96	TWD	3,009	04/29/10	(1)
Citibank	GBP	271	USD	437	03/25/10	4
Deutsche Bank	USD	275	CAD	284	02/22/10	(10)
Deutsche Bank	USD	163	KRW	193,390	02/11/10	4
Deutsche Bank	GBP	243	USD	389	03/25/10	1
Goldman Sachs	USD	1,353	BRL	2,537	02/02/10	(7)
Goldman Sachs	USD	1,449	BRL	2,537	04/05/10	(118)
Goldman Sachs	BRL	2,537	USD	1,467	02/02/10	121
HSBC	USD	72	BRL	125	02/02/10	(6)
HSBC	USD	24	GBP	15	02/10/10	—
HSBC	USD	234	GBP	145	02/10/10	(3)
HSBC	BRL	125	USD	67	02/02/10	—
HSBC	EUR	3	USD	3	02/01/10	(1)
JP Morgan	USD	213	AUD	230	02/10/10	(9)
JP Morgan	USD	911	AUD	1,000	02/10/10	(27)
JP Morgan	USD	135	BRL	241	02/02/10	(7)
JP Morgan	USD	1,274	BRL	2,285	02/02/10	(61)
JP Morgan	USD	320	CAD	330	02/10/10	(12)
JP Morgan	USD	425	CAD	441	02/10/10	(13)
JP Morgan	USD	165	EUR	115	02/10/10	(6)
JP Morgan	USD	187	GBP	115	02/10/10	(4)
JP Morgan	USD	275	GBP	170	02/10/10	(3)
JP Morgan	USD	372	GBP	230	02/10/10	(5)
JP Morgan	USD	250	KRW	280,200	02/11/10	(9)
JP Morgan	USD	824	NOK	4,701	02/10/10	(31)
JP Morgan	USD	210	SGD	291	02/11/10	(3)
JP Morgan	BRL	385	USD	220	02/02/10	16
JP Morgan	BRL	2,285	USD	1,219	02/02/10	7
JP Morgan	CAD	357	USD	345	02/10/10	11
JP Morgan	EUR	305	USD	431	02/10/10	8
JP Morgan	EUR	344	USD	484	03/11/10	7
JP Morgan	EUR	161	USD	228	04/26/10	5
JP Morgan	GBP	115	USD	188	02/10/10	4
JP Morgan	GBP	190	USD	308	02/10/10	4
JP Morgan	GBP	230	USD	374	02/10/10	7
JP Morgan	JPY	27,854	USD	300	02/10/10	(9)
Morgan Stanley	USD	250	MXN	3,215	04/22/10	(6)
Morgan Stanley	USD	250	PHP	11,525	04/16/10	(4)
Morgan Stanley	USD	250	SGD	347	02/11/10	(3)
Royal Bank of Canada	USD	73	BRL	127	02/02/10	(6)
Royal Bank of Canada	BRL	127	USD	68	02/02/10	—

See accompanying notes which are an integral part of the Quarterly Report.

176	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Royal Bank of Scotland	USD	129	AUD	141	02/26/10	(4)
Royal Bank of Scotland	USD	298	CAD	308	02/10/10	(10)
Royal Bank of Scotland	USD	205	EUR	145	02/10/10	(4)
Royal Bank of Scotland	USD	266	GBP	165	02/01/10	(2)
Royal Bank of Scotland	EUR	1,047	USD	1,554	02/18/10	103
Royal Bank of Scotland	GBP	160	USD	259	02/10/10	3
Royal Bank of Scotland	GBP	165	USD	268	02/01/10	4
Royal Bank of Scotland	GBP	255	USD	408	02/10/10	—
Royal Bank of Scotland	JPY	52,405	USD	577	02/16/10	(4)
UBS	USD	372	CNY	2,534	03/29/10	(1)
UBS	USD	231	EUR	165	02/01/10	(2)
UBS	USD	225	MXN	3,016	02/16/10	5
UBS	USD	245	MXN	3,135	02/10/10	(6)
UBS	EUR	165	USD	231	02/01/10	2
UBS	EUR	140	USD	200	02/10/10	6
UBS	EUR	215	USD	303	02/10/10	5
UBS	EUR	215	USD	299	02/10/10	1
UBS	GBP	375	USD	608	02/10/10	9
UBS	GBP	376	USD	602	03/25/10	1
UBS	JPY	21,157	USD	230	02/10/10	(4)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts						4

See accompanying notes which are an integral part of the Quarterly Report.

Russell Short Duration Bond Fund	177

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Barclays Bank PLC	BRL	6,900	13.845%	Brazil Interbank Deposit Rate	01/02/12	230
BNP Paribas	EUR	1,200	2.090%	Consumer Price Index (France)	10/15/10	57
Merrill Lynch	BRL	100	11.980%	Brazil Interbank Deposit Rate	01/02/12	1
Merrill Lynch	BRL	100	14.765%	Brazil Interbank Deposit Rate	01/02/12	6
UBS	BRL	800	12.540%	Brazil Interbank Deposit Rate	01/02/12	15
UBS	BRL	1,000	10.575%	Brazil Interbank Deposit Rate	01/02/12	(23)
UBS	AUD	1,600	6.000%	Brazil Interbank Deposit Rate	09/15/12	19
	EUR	9,100	3.000%	Six Month EURIBOR	06/16/15	105

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - $3						410

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

American International Group	Goldman Sachs	5.530%	USD	300	1.380%		06/20/13	(37)
American International Group	Royal Bank of Scotland	5.530%	USD	200	1.360%		06/20/13	(25)
Ford Motor Credit Co.	Barclays Bank PLC	3.760%	USD	2,000	6.150%		09/20/12	117
Gaz Capital for Gazprom	Morgan Stanley	2.142%	USD	1,400	0.860%		11/20/11	(32)
GE Capital Corp.	Barclays Bank PLC	1.950%	USD	700	1.670%		03/20/13	(6)
GE Capital Corp.	BNP Paribas	1.950%	USD	100	1.250%		03/20/13	(2)
GE Capital Corp.	BNP Paribas	1.950%	USD	1,200	1.300%		03/20/13	(23)
GE Capital Corp.	Citibank	1.990%	USD	200	4.200%		12/20/13	16
GE Capital Corp.	Citibank	1.990%	USD	200	4.325%		12/20/13	17
GE Capital Corp.	Deutsche Bank	1.990%	USD	200	4.230%		12/20/13	16
GE Capital Corp.	Deutsche Bank	1.990%	USD	100	4.900%		12/20/13	10
Procter & Gamble	Pershing LLC 1st Republic P.B. CNS	0.397%	USD	2,800	(1.000%	)	06/20/14	71
Republic of Brazil	Deutsche Bank	0.580%	USD	1,000	(1.000%	)	12/20/10	4
Republic of Brazil	Goldman Sachs	0.580%	USD	1,000	(1.000%	)	12/20/10	4
Republic of Brazil	Goldman Sachs	0.580%	USD	500	(1.000%	)	12/20/10	2
Republic of Brazil	Goldman Sachs	0.820%	USD	1,000	(1.000%	)	12/20/10	2
Republic of Brazil	Goldman Sachs	0.820%	USD	500	(1.000%	)	12/20/10	1
Republic of Brazil	JP Morgan	0.580%	USD	1,000	(1.000%	)	12/20/10	4
Republic of Brazil	UBS	0.820%	USD	1,000	(1.000%	)	12/20/10	2
Republic of Korea	Citibank	0.460%	USD	1,000	0.520%		12/20/10	1
Republic of Korea	UBS	0.460%	USD	1,000	0.550%		12/20/10	1
SLM Corp.	BNP Paribas	4.782%	USD	100	5.050%		03/20/13	1
United Mexican States	Deutsche Bank	0.788%	USD	1,000	(1.000%	)	12/20/10	2
United Mexican States	Goldman Sachs	0.788%	USD	1,000	(1.000%	)	12/20/10	1
United Mexican States	HSBC	0.788%	USD	500	(1.000%	)	12/20/10	1
United Mexican States	JP Morgan	0.788%	USD	1,000	(1.000%	)	12/20/10	1

Total Market Value of Open Corporate Issue Credit Default Swap Contracts Premiums Paid (Received) - $50								149

Credit Indices
Reference Entity	Counterparty	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

Dow Jones CDX Index	Credit Suisse First Boston	USD	800	5.000%	12/20/14	80
Dow Jones CDX Index	Deutsche Bank	USD	772	0.708%	12/20/12	13
Dow Jones CDX Index	Dow Jones CDX Index	USD	96	0.548%	12/20/17	1
Dow Jones CDX Index	Dow Jones CDX Index	USD	96	0.553%	12/20/17	1
Dow Jones CDX Index	UBS	USD	400	5.000%	12/20/14	40

Total Market Value of Open Credit Index Credit Default Swap Contracts Premiums Paid (Received) - $120						135

Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received) - $170						284

See accompanying notes which are an integral part of the Quarterly Report.

178	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Presentation of Portfolio Holdings — January 31, 2010 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Investments
Asset-Backed Securities	$—	$71,462	$548	$72,010
Corporate Bonds and Notes		122,448	—	122,448
International Debt	—	35,670	870	36,540
Loan Agreements	—	1,779	—	1,779
Mortgage-Backed Securities	—	158,300	—	158,300
Municipal Bonds	—	5,425	—	5,425
Non-US Bonds	—	5,646	—	5,646
United States Government Agencies	—	14,832	—	14,832
United States Government Treasuries	—	43,158	—	43,158
Common Stocks	16	—	—	16
Preferred Stocks	325	—	1,940	2,265
Short-Term Investments	—	71,059	—	71,059
Repurchase Agreements	—	130,300	—	130,300

Total Investments	341	660,079	3,358	663,778

Other Financial Instruments
Futures Contracts	660	—	—	660
Options Written	—	(205)	—	(205)
Foreign Currency Exchange Contracts	1	3	—	4
Interest Rate Swaps Contracts	—	100	307	407
Credit Default Swaps Contracts	—	114	—	114

Total Other Financial Instruments*	661	12	307	980

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

Investments in which significant unobservable inputs (Level 3) used in determining a value for the period ending January 31, 2010 were less than 1% of net assets.

See accompanying notes which are an integral part of the Quarterly Report.

Russell Short Duration Bond Fund	179

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Municipal Bonds - 95.1%
Alabama - 0.9%
Alabama Public School & College Authority Revenue Bonds	1,000	5.000	05/01/15	1,118
Birmingham Water Works Board Revenue Bonds (µ)	1,275	5.000	01/01/17	1,396
Courtland Industrial Development Board Revenue Bonds	250	5.000	11/01/13	257
Mobile Industrial Development Board Revenue Bonds (Ê)	1,400	4.875	06/01/34	1,489

				4,260

Alaska - 0.3%
City of Anchorage Alaska General Obligation Unlimited (µ)(æ)	500	5.750	12/01/16	523
Northern TOB Securitization Corp. Revenue Bonds	755	4.625	06/01/23	742

				1,265

Arizona - 1.3%
Arizona Health Facilities Authority Revenue Bonds	2,000	5.250	01/01/18	2,178
Arizona Health Facilities Authority Revenue Bonds	2,000	5.250	01/01/22	2,087
Arizona Transportation Board Revenue Bonds	500	5.250	07/01/12	530
Arizona Transportation Board Revenue Bonds	1,500	5.000	07/01/14	1,716

				6,511

California - 9.9%
Abag Finance Authority for Nonprofit Corps. Certificate Of Participation	600	5.700	08/15/14	601
California Health Facilities Financing Authority Revenue Bonds	1,550	5.000	07/01/16	1,640
California Infrastructure & Economic Development Bank Revenue Bonds (Ê)(µ)	1,000	0.180	06/01/34	1,000
California Municipal Finance Authority Revenue Bonds	705	5.250	02/01/24	647
California State Department of Water Resources Revenue Bonds (µ)	1,000	5.250	05/01/12	1,097
California State Department of Water Resources Revenue Bonds	1,000	5.000	12/01/21	1,118
California Statewide Communities Development Authority Revenue Bonds	2,250	5.000	06/15/13	2,406
California Statewide Communities Development Authority Revenue Bonds	1,000	5.000	04/01/14	1,082
California Statewide Communities Development Authority Revenue Bonds	2,260	5.000	04/01/19	2,405
California Statewide Communities Development Authority Revenue Bonds	1,405	6.000	05/15/23	1,504
California Statewide Communities Development Authority Revenue Bonds (Ê)(µ)	610	4.100	04/01/28	633
City of Vernon California Revenue Bonds	2,000	5.125	08/01/21	2,110
County of Sacramento California Revenue Bonds	2,000	5.000	07/01/22	2,076
County of Sacramento California Revenue Bonds	895	5.500	07/01/28	923
County of Sacramento California Revenue Bonds	750	5.625	07/01/29	779
Golden State Tobacco Securitization Corp. Revenue Bonds (µ)	500	5.000	06/01/20	488
Golden State Tobacco Securitization Corp. Revenue Bonds (µ)	750	4.600	06/01/23	645
Golden State Tobacco Securitization Corp. Revenue Bonds	1,085	4.500	06/01/27	986
Kings River Conservation District Certificate Of Participation	850	5.000	05/01/15	944
Los Angeles Harbor Department Revenue Bonds	2,000	5.250	08/01/22	2,196
Los Angeles Unified School District General Obligation Unlimited (µ)	1,150	5.000	07/01/21	1,205
Los Angeles Unified School District General Obligation Unlimited (µ)	1,950	5.000	07/01/31	1,967
M-S-R Energy Authority Revenue Bonds	1,410	6.125	11/01/29	1,433
Roseville Westpark Community Facilities District No. 1 Special Tax	600	5.250	09/01/37	455
San Diego Public Facilities Financing Authority Revenue Bonds	240	5.000	05/15/21	262
Southern California Public Power Authority Revenue Bonds (µ)	405	5.375	01/01/12	438
State of California General Obligation Unlimited	1,000	6.600	02/01/10	1,000
State of California General Obligation Unlimited	1,000	5.000	02/01/12	1,068
State of California General Obligation Unlimited	1,000	5.250	07/01/12	1,091
State of California General Obligation Unlimited (µ)	1,000	6.000	02/01/17	1,135
State of California General Obligation Unlimited	1,000	5.000	10/01/17	1,075
State of California General Obligation Unlimited	1,250	5.000	07/01/20	1,348
State of California General Obligation Unlimited	2,500	5.500	04/01/21	2,667
State of California General Obligation Unlimited	1,000	5.250	07/01/21	1,089
State of California General Obligation Unlimited (Ê)(µ)	2,000	0.170	07/01/23	2,000

180	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

State of California General Obligation Unlimited	2,000	6.500	04/01/33	2,141
Tobacco Securitization Authority of Southern California Revenue Bonds	820	4.750	06/01/25	734
Tuolumne Wind Project Authority Revenue Bonds	1,500	5.000	01/01/18	1,603
University of California Revenue Bonds	500	4.000	05/15/14	546

				48,537

Colorado - 0.2%
Colorado Health Facilities Authority Revenue Bonds	1,000	5.250	06/01/23	985
Colorado Housing & Finance Authority Revenue Bonds	5	7.250	04/01/10	5
Colorado Housing & Finance Authority Revenue Bonds	25	6.300	08/01/12	25
Colorado Housing & Finance Authority Revenue Bonds	30	6.300	08/01/16	31
Colorado Housing & Finance Authority Revenue Bonds	15	6.700	10/01/16	16

				1,062

Connecticut - 0.2%
State of Connecticut General Obligation Unlimited	790	5.000	01/01/16	908

Delaware - 0.3%
Delaware State Economic Development Authority Revenue Bonds (Ê)(µ)	250	4.900	05/01/26	251
State of Delaware General Obligation Unlimited	1,000	5.000	01/01/17	1,168

				1,419

District of Columbia - 0.2%
District of Columbia Revenue Bonds (µ)	1,000	5.000	02/01/12	1,031

Florida - 6.4%
City of Gulf Breeze Florida Revenue Bonds (µ)	1,825	5.000	12/01/15	1,885
City of North Miami Florida Revenue Bonds (µ)	1,325	5.000	04/01/10	1,329
City of Pembroke Pines Florida Revenue Bonds (µ)	1,000	5.000	10/01/16	1,098
City of Tallahassee Florida Revenue Bonds (µ)	500	5.000	10/01/11	532
County of Broward Florida Revenue Bonds	1,560	5.375	10/01/29	1,595
County of Hillsborough Florida Revenue Bonds (µ)	1,000	5.500	08/01/12	1,104
County of Miami-Dade Florida Revenue Bonds (µ)	1,000	5.000	06/01/14	1,071
County of Miami-Dade Florida Revenue Bonds (µ)	1,500	5.250	10/01/19	1,640
Escambia County Health Facilities Authority Revenue Bonds	1,000	5.250	11/15/11	1,066
Escambia County Health Facilities Authority Revenue Bonds	1,000	5.250	11/15/13	1,105
Florida Department of Children & Family Services Certificate Of Participation (µ)	1,175	5.000	10/01/15	1,301
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds	1,600	5.000	07/01/10	1,630
Florida State Board of Education General Obligation Unlimited	1,000	5.000	06/01/16	1,146
Florida State Board of Education Revenue Bonds (µ)	1,000	5.250	01/01/13	1,104
Florida State Department of Transportation Revenue Bonds (µ)	2,000	5.000	07/01/13	2,230
Florida Water Pollution Control Financing Corp. Revenue Bonds	500	5.500	01/15/12	533
Florida Water Pollution Control Financing Corp. Revenue Bonds	2,000	5.000	01/15/25	2,111
Hillsborough County Aviation Authority Revenue Bonds	1,000	5.000	10/01/14	1,117
Hillsborough County Educational Facilities Authority Revenue Revenue Bonds (µ)	665	5.750	04/01/18	666
Kissimmee Utility Authority Revenue Bonds (µ)	1,000	5.000	10/01/17	1,096
Miami-Dade County Educational Facilities Authority Revenue Bonds (µ)(æ)	1,750	5.000	04/01/34	2,014
Orlando Utilities Commission Revenue Bonds	370	5.250	10/01/20	394
Palm Beach County School District Certificate Of Participation (µ)	1,000	5.000	08/01/14	1,095
State of Florida Revenue Bonds (µ)	1,600	5.250	07/01/13	1,619
Tampa-Hillsborough County Expressway Authority Revenue Bonds (µ)	1,000	5.000	07/01/14	1,091

				31,572

Georgia - 5.3%
Burke County Development Authority Revenue Bonds (Ê)(µ)	1,660	4.625	01/01/37	1,670
City of Atlanta Georgia Revenue Bonds	1,000	6.000	11/01/20	1,097

Russell Tax Exempt Bond Fund	181

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

City of Atlanta Georgia Revenue Bonds (µ)	2,000	5.500	11/01/23	2,235
City of Atlanta Georgia Revenue Bonds	1,300	6.000	11/01/25	1,389
Clayton County Development Authority Revenue Bonds	1,560	8.750	06/01/29	1,604
County of Columbia Georgia General Obligation Unlimited	1,730	4.000	04/01/13	1,884
Hall County School District General Obligation Unlimited	1,000	5.000	11/01/12	1,108
Main Street Natural Gas, Inc. Revenue Bonds	825	5.000	03/15/16	864
Marietta Development Authority Revenue Bonds	575	6.250	06/15/20	534
Municipal Electric Authority of Georgia Revenue Bonds (µ)	850	6.250	01/01/17	1,004
State of Georgia General Obligation Unlimited	2,000	5.000	07/01/12	2,204
State of Georgia General Obligation Unlimited	1,550	5.000	08/01/12	1,713
State of Georgia General Obligation Unlimited	2,800	5.000	07/01/13	3,174
State of Georgia General Obligation Unlimited	2,100	5.500	07/01/13	2,415
State of Georgia General Obligation Unlimited	1,240	5.000	07/01/17	1,449
State of Georgia General Obligation Unlimited	1,500	5.000	07/01/22	1,697

				26,041

Guam - 0.3%
Territory of Guam Revenue Bonds	500	5.375	12/01/24	514
Territory of Guam Revenue Bonds	805	5.625	12/01/29	819

				1,333

Hawaii - 0.5%
City & County of Honolulu Hawaii Revenue Bonds (µ)	1,500	5.000	07/01/19	1,681
County of Kauai Hawaii General Obligation Unlimited (µ)(æ)	375	6.250	08/01/19	386
Hawaii Housing & Community Development Corp. Revenue Bonds	265	3.700	01/01/22	264

				2,331

Idaho - 0.6%
Boise State University Revenue Bonds (µ)(æ)	1,230	5.375	04/01/22	1,354
Boise State University Revenue Bonds (µ)	15	5.375	04/01/22	16
Idaho Housing & Finance Association Revenue Bonds (µ)	1,330	5.250	07/15/21	1,479

				2,849

Illinois - 1.8%
City of Chicago Illinois General Obligation Unlimited (µ)	750	6.000	01/01/11	759
City of Chicago Illinois General Obligation Unlimited (µ)	2,135	5.000	12/01/23	2,281
City of Chicago Illinois General Obligation Unlimited (µ)(æ)	1,000	5.000	01/01/34	1,142
Cook County Community Consolidated School District No. 15-Palatine General Obligation Limited (µ)	2,235		12/01/13	2,043
Illinois Finance Authority Revenue Bonds	105	6.000	05/15/10	107
Illinois Finance Authority Revenue Bonds	670	5.500	10/01/12	726
Lake County Community Unit School District No. 116-Round Lake General Obligation Unlimited (µ)	400	7.600	02/01/14	499
State of Illinois Revenue Bonds (µ)	1,000	5.000	06/15/16	1,128

				8,685

Indiana - 1.9%
Ball State University Revenue Bonds (µ)	1,000	5.000	07/01/16	1,110
Indiana Bond Bank Revenue Bonds (µ)	140	5.750	08/01/13	142
Indiana Finance Authority Revenue Bonds (µ)	925	5.000	07/01/11	970
Indiana Finance Authority Revenue Bonds	1,000	4.900	01/01/16	1,042
Indiana Finance Authority Revenue Bonds	1,500	5.250	02/01/18	1,750
Indiana Finance Authority Revenue Bonds	1,000	5.000	02/01/19	1,144
Indiana Health Facility Financing Authority Revenue Bonds	1,000	5.500	11/15/10	1,037
Indiana Health Facility Financing Authority Revenue Bonds (Ê)	1,000	5.000	11/01/27	1,059
Indianapolis Local Public Improvement Bond Bank Revenue Bonds	1,000	5.000	02/01/18	1,149

				9,403

182	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Iowa - 0.5%
Iowa Finance Authority Revenue Bonds	290	6.000	07/01/10	295
Iowa Finance Authority Revenue Bonds (µ)	1,000	5.000	07/01/14	1,044
Iowa Tobacco Settlement Authority Revenue Bonds (æ)	1,000	5.600	06/01/35	1,074

				2,413

Kansas - 0.2%
Kansas Development Finance Authority Revenue Bonds (µ)	150	5.000	08/01/10	153
Wyandotte County-Kansas City Unified Government Revenue Bonds	155	4.750	12/01/16	156
Wyandotte County-Kansas City Unified Government Revenue Bonds	715	4.875	10/01/28	504

				813

Louisiana - 0.6%
Louisiana Public Facilities Authority Revenue Bonds	1,000	5.000	07/01/19	1,026
Louisiana State Citizens Property Insurance Corp. Revenue Bonds (µ)	1,600	6.750	06/01/26	1,825

				2,851

Maryland - 4.8%
County of Prince George’s Maryland General Obligation Limited	1,000	5.000	07/15/16	1,167
Maryland Economic Development Corp. Revenue Bonds	1,250	5.125	06/01/20	1,253
Maryland Economic Development Corp. Revenue Bonds	885	6.200	09/01/22	1,012
Maryland Economic Development Corp. Revenue Bonds	1,120	5.375	06/01/25	1,126
Maryland Health & Higher Educational Facilities Authority Revenue Bonds	1,000	5.400	01/01/31	871
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (Ê)	465	5.000	05/15/48	510
Maryland State Department of Transportation Revenue Bonds	1,100	5.000	05/01/17	1,212
Maryland State Transportation Authority Revenue Bonds	1,000	5.000	03/01/16	1,150
State of Maryland General Obligation Unlimited	2,000	5.000	02/01/12	2,172
State of Maryland General Obligation Unlimited	2,500	5.250	03/01/13	2,827
State of Maryland General Obligation Unlimited	5,000	5.000	07/15/14	5,783
State of Maryland General Obligation Unlimited	1,500	5.000	08/01/14	1,736
State of Maryland General Obligation Unlimited	1,000	5.000	03/15/17	1,168
State of Maryland General Obligation Unlimited	1,150	5.000	11/01/17	1,349

				23,336

Massachusetts - 1.4%
Commonwealth of Massachusetts General Obligation Limited (æ)	430	6.000	02/01/11	434
Commonwealth of Massachusetts General Obligation Unlimited	1,500	5.250	08/01/13	1,708
Commonwealth of Massachusetts General Obligation Unlimited	1,000	5.500	10/01/16	1,183
Massachusetts Development Finance Agency Revenue Bonds	55	5.125	12/01/11	56
Massachusetts Development Finance Agency Revenue Bonds	50	5.150	10/01/14	53
Massachusetts Health & Educational Facilities Authority Revenue Bonds	995	5.375	07/01/21	1,019
Massachusetts Health & Educational Facilities Authority Revenue Bonds (Ê)	1,050	4.125	10/01/37	1,085
Massachusetts Port Authority Revenue Bonds	150	5.750	07/01/10	153
Massachusetts State Water Pollution Abatement Revenue Bonds	1,090	5.000	08/01/16	1,268

				6,959

Michigan - 1.5%
City of Detroit Michigan Revenue Bonds (µ)	1,000	5.000	07/01/14	1,080
City of Detroit Michigan Revenue Bonds (µ)	1,015	5.000	07/01/18	1,064
Kent Hospital Finance Authority Revenue Bonds (Ê)	500	5.250	01/15/47	544
Michigan Municipal Bond Authority Revenue Bonds	1,000	5.250	10/01/11	1,074
Michigan State Hospital Finance Authority Revenue Bonds	1,000	5.500	11/01/14	1,056
Michigan State Housing Development Authority Revenue Bonds (µ)	300	4.150	10/01/13	309
Michigan Strategic Fund Revenue Bonds	2,000	6.250	06/01/14	2,262

				7,389

Russell Tax Exempt Bond Fund	183

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Minnesota - 2.8%
City of Minneapolis Minnesota Revenue Bonds	1,855	6.375	11/15/23	2,057
City of State Louis Park Minnesota Revenue Bonds	1,165	5.500	07/01/17	1,236
City of State Louis Park Minnesota Revenue Bonds	725	5.500	07/01/18	761
Minnesota State Municipal Power Agency Revenue Bonds	2,220	5.250	10/01/21	2,366
State of Minnesota General Obligation Unlimited	545	5.000	06/01/14	628
State of Minnesota General Obligation Unlimited	1,000	5.000	08/01/15	1,164
State of Minnesota General Obligation Unlimited	2,990	5.000	06/01/17	3,488
State of Minnesota General Obligation Unlimited	1,925	4.000	08/01/18	2,092

				13,792

Mississippi - 0.2%
Mississippi Development Bank Special Obligation Revenue Bonds (µ)	1,000	5.000	07/01/15	1,088

Missouri - 0.4%
Cape Girardeau County Industrial Development Authority Revenue Bonds	60	5.500	06/01/34	60
City of State Louis Missouri Revenue Bonds	1,680	6.125	07/01/24	1,750

				1,810

Nevada - 0.8%
County of Clark Nevada General Obligation Limited (µ)	1,000	5.000	11/01/13	1,119
County of Clark Nevada Revenue Bonds	1,000	5.000	07/01/12	1,078
County of Clark Nevada Revenue Bonds (µ)	1,000	5.000	07/01/22	1,049
Truckee Meadows Water Authority Revenue Bonds (µ)	500	5.500	07/01/11	533

				3,779

New Jersey - 2.5%
New Jersey Economic Development Authority Revenue Bonds (µ)	1,000	5.000	06/15/11	1,017
New Jersey Economic Development Authority Revenue Bonds	1,000	5.000	09/01/12	1,089
New Jersey Economic Development Authority Revenue Bonds	1,000	5.250	03/01/14	1,125
New Jersey Economic Development Authority Revenue Bonds	1,020	5.375	06/15/15	1,047
New Jersey Educational Facilities Authority Revenue Bonds	1,000	5.750	09/01/10	1,031
New Jersey Educational Facilities Authority Revenue Bonds	2,000	5.000	07/01/16	2,349
New Jersey Health Care Facilities Financing Authority Revenue Bonds (µ)	1,000	5.000	09/15/17	1,097
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,000	5.000	12/15/16	1,113
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,000	5.000	12/15/18	1,093
Tobacco Settlement Financing Corp. Revenue Bonds	1,170	4.500	06/01/23	1,096

				12,057

New York - 9.2%
Battery Park City Authority Revenue Bonds	1,500	5.250	11/01/22	1,657
Brooklyn Arena Local Development Corp. Revenue Bonds	2,250	6.500	07/15/30	2,421
City of New York New York General Obligation Unlimited	1,000	5.000	08/01/11	1,063
City of New York New York General Obligation Unlimited (æ)	110	5.750	08/01/11	114
City of New York New York General Obligation Unlimited	15	5.750	08/01/11	16
City of New York New York General Obligation Unlimited	850	5.000	03/01/12	915
City of New York New York General Obligation Unlimited	750	5.000	11/01/12	822
City of New York New York General Obligation Unlimited	235	5.250	11/01/12	254
Erie County Industrial Development Agency (The) Revenue Bonds	1,025	5.000	05/01/14	1,142
Metropolitan Transportation Authority Revenue Bonds	1,430	6.500	11/15/28	1,635
New York City Municipal Water Finance Authority Revenue Bonds	1,500	5.250	06/15/12	1,648
New York State Dormitory Authority Revenue Bonds	1,790	5.000	07/01/16	1,948
New York State Dormitory Authority Revenue Bonds	1,000	5.250	02/15/21	1,135
New York State Dormitory Authority Revenue Bonds	1,000	6.500	12/01/21	1,005
New York State Dormitory Authority Revenue Bonds (Ê)	2,000	5.250	11/15/23	2,172
New York State Dormitory Authority Revenue Bonds	1,500	5.000	07/01/26	1,578
New York State Dormitory Authority Revenue Bonds	2,500	5.250	07/01/29	2,698
New York State Environmental Facilities Corp. Revenue Bonds (µ)	1,000	6.000	06/15/12	1,110
New York State Environmental Facilities Corp. Revenue Bonds	770	5.000	06/15/22	852

184	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

New York State Environmental Facilities Corp. Revenue Bonds	1,640	5.000	09/15/23	1,794
New York State Thruway Authority Revenue Bonds (µ)	1,575	5.250	04/01/13	1,763
New York State Thruway Authority Revenue Bonds	1,500	5.000	04/01/14	1,704
New York State Thruway Authority Revenue Notes	1,715	4.000	07/15/11	1,789
Sales Tax Asset Receivable Corp. Revenue Bonds (µ)	1,700	5.000	10/15/25	1,836
Sales Tax Asset Receivable Corp. Revenue Bonds (µ)	2,500	5.000	10/15/29	2,664
Tobacco Settlement Financing Corp. Revenue Bonds	1,030	5.000	06/01/12	1,124
Town of Hempstead Local Development Corp. Revenue Bonds	1,600	5.750	07/01/23	1,653
Triborough Bridge & Tunnel Authority Revenue Bonds	950	5.000	11/15/17	1,086
Triborough Bridge & Tunnel Authority Revenue Bonds (µ)	1,000	5.500	11/15/20	1,172
Triborough Bridge & Tunnel Authority Revenue Bonds (Ê)	2,250	5.000	11/15/25	2,481
Triborough Bridge & Tunnel Authority Revenue Bonds (Ê)	900	5.000	11/15/38	995
TSASC, Inc. Revenue Bonds	900	4.750	06/01/22	879

				45,125

North Carolina - 2.4%
City of Charlotte North Carolina General Obligation Unlimited	1,890	5.000	06/01/15	2,203
County of Wake North Carolina General Obligation Unlimited	1,000	5.000	03/01/13	1,125
North Carolina Eastern Municipal Power Agency Revenue Bonds	650	5.000	01/01/16	719
North Carolina Medical Care Commission Revenue Bonds	410	5.400	10/01/27	384
North Carolina Municipal Power Agency No. 1 Revenue Bonds (µ)	1,500	6.000	01/01/12	1,641
North Carolina Municipal Power Agency No. 1 Revenue Bonds	200	5.500	01/01/13	223
State of North Carolina General Obligation Unlimited	1,000	5.000	03/01/12	1,089
State of North Carolina General Obligation Unlimited	1,000	5.000	03/01/14	1,109
State of North Carolina General Obligation Unlimited	2,000	5.000	03/01/20	2,251
University of North Carolina at Chapel Hill Revenue Bonds (æ)	1,065	5.375	12/01/14	1,134

				11,878

North Dakota - 0.1%
County of Williams North Dakota Revenue Bonds	320	5.000	11/01/31	274

Ohio - 3.4%
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	3,005	5.125	06/01/24	2,776
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	2,500	5.875	06/01/47	1,918
Kent State University Revenue Bonds (µ)	2,000	5.000	05/01/16	2,230
Ohio Air Quality Development Authority Revenue Bonds	1,110	5.700	02/01/14	1,216
Ohio Air Quality Development Authority Revenue Bonds	1,050	5.625	06/01/18	1,126
Ohio Air Quality Development Authority Revenue Bonds	1,725	5.700	08/01/20	1,856
State of Ohio General Obligation Unlimited (æ)	5,000	5.375	08/01/18	5,467

				16,589

Oklahoma - 0.1%
Oklahoma Development Finance Authority Revenue Bonds	275	5.000	10/01/13	287
Oklahoma Housing Finance Agency Revenue Bonds	15	7.600	09/01/15	15

				302

Oregon - 1.1%
City of Portland Oregon Revenue Bonds	2,000	5.000	06/15/18	2,299
Clackamas County School District No. 62C General Obligation Unlimited (æ)	435	6.000	06/15/11	444
Morrow County School District No. 1 General Obligation Unlimited (µ)	1,955	5.500	06/15/21	2,341
State of Oregon General Obligation Limited	520	5.700	10/01/32	523

				5,607

Pennsylvania - 6.6%
Allegheny County Hospital Development Authority Revenue Bonds	2,000	5.000	09/01/16	2,170
Allegheny County Industrial Development Authority Revenue Bonds	925	6.500	05/01/17	965
Allegheny County Industrial Development Authority Revenue Bonds (Ê)(µ)	900	0.190	07/01/27	900

Russell Tax Exempt Bond Fund	185

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Allegheny County Port Authority Revenue Bonds (µ)	250	5.500	03/01/17	259
Berks County Municipal Authority Revenue Bonds	1,960	5.250	11/01/24	2,031
Berks County Vocational Technical School Authority Revenue Bonds (µ)	1,260	5.000	06/01/15	1,341
Butler County Hospital Authority Revenue Bonds	1,000	7.125	07/01/29	1,117
Commonwealth of Pennsylvania General Obligation Unlimited	2,000	5.000	08/01/13	2,262
Commonwealth of Pennsylvania General Obligation Unlimited	2,500	5.500	01/01/14	2,893
Commonwealth of Pennsylvania General Obligation Unlimited (µ)	1,000	5.000	09/01/15	1,132
Commonwealth of Pennsylvania General Obligation Unlimited (µ)	1,300	5.375	07/01/17	1,539
County of Allegheny Pennsylvania General Obligation Unlimited (µ)	1,000	5.000	10/01/15	1,137
Cumberland County Municipal Authority Revenue Bonds	1,000	6.250	01/01/24	1,025
Dauphin County General Authority Revenue Bonds	2,000	6.000	06/01/29	2,063
Erie County Industrial Development Authority Revenue Bonds	180	5.300	04/01/12	185
Norwin School District General Obligation Unlimited (µ)(æ)	250	6.000	04/01/20	252
Pennsylvania Economic Development Financing Authority Revenue Bonds	1,200	6.250	10/15/23	1,264
Pennsylvania Economic Development Financing Authority Revenue Bonds (Ê)	605	5.000	12/01/42	637
Pennsylvania Higher Educational Facilties Authority Revenue Bonds	1,000	5.000	09/01/17	1,152
Pennsylvania Higher Educational Facilties Authority Revenue Bonds (µ)	3,000	5.000	06/15/20	3,191
Pennsylvania Higher Educational Facilties Authority Revenue Bonds (Ê)(µ)	500	0.240	11/01/20	500
Pennsylvania Intergovernmental Cooperative Authority Special Tax	1,000	5.000	06/15/17	1,124
Pennsylvania Turnpike Commission Revenue Bonds (µ)	1,450	5.500	12/01/13	1,666
Sayre Health Care Facilities Authority Revenue Bonds (æ)	305	5.300	12/01/12	327
University of Pittsburgh Revenue Bonds	1,000	5.500	09/15/21	1,163

				32,295

Puerto Rico - 5.7%
Commonwealth of Puerto Rico General Obligation Unlimited	750	5.250	07/01/15	791
Commonwealth of Puerto Rico General Obligation Unlimited (µ)	1,060	5.000	07/01/16	1,165
Commonwealth of Puerto Rico General Obligation Unlimited	1,780	5.250	07/01/22	1,792
Commonwealth of Puerto Rico General Obligation Unlimited (æ)	620	5.250	07/01/32	737
Commonwealth of Puerto Rico General Obligation Unlimited	380	5.250	07/01/32	360
Government Development Bank for Puerto Rico Revenue Bonds (µ)	2,830	4.750	12/01/15	2,890
Puerto Rico Electric Power Authority Revenue Bonds (µ)	500	5.500	07/01/17	541
Puerto Rico Highway & Transportation Authority Revenue Bonds	2,000	5.000	07/01/13	2,109
Puerto Rico Housing Finance Authority Revenue Bonds	180	5.500	12/01/15	199
Puerto Rico Housing Finance Authority Revenue Bonds	1,830	5.500	12/01/16	2,020
Puerto Rico Public Buildings Authority Revenue Bonds	500	5.750	07/01/16	533
Puerto Rico Public Buildings Authority Revenue Bonds (æ)	2,000	5.500	07/01/23	2,323
Puerto Rico Public Finance Corp. Revenue Bonds (Ê)(µ)	3,250	5.750	08/01/27	3,345
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	2,500	5.500	08/01/22	2,685
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	1,000	6.125	08/01/29	1,037
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	2,030	6.750	08/01/32	1,446
Puerto Rico Sales Tax Financing Corp. Revenue Bonds (Ê)	4,000	5.000	08/01/39	4,206

				28,179

Rhode Island - 0.2%
Rhode Island Economic Development Corp. Revenue Bonds (µ)	1,000	5.000	06/15/12	1,078

South Carolina - 1.0%
Greenville County School District Revenue Bonds	1,000	5.000	12/01/11	1,065
South Carolina Transportation Infrastructure Bank Revenue Bonds	2,500	5.000	10/01/17	2,777
South Carolina Transportation Infrastructure Bank Revenue Bonds (µ)(æ)	1,000	5.250	10/01/31	1,077

				4,919

South Dakota - 0.3%
South Dakota Housing Development Authority Revenue Bonds	270	4.800	05/01/22	274
South Dakota State Building Authority Revenue Bonds (µ)	1,330	5.000	09/01/12	1,465

				1,739

186	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Tennessee - 0.8%
Clarksville Natural Gas Acquisition Corp. Revenue Bonds	750	5.000	12/15/14	783
Memphis-Shelby County Airport Authority Revenue Bonds	2,160	5.050	09/01/12	2,271
Tennessee Housing Development Agency Revenue Bonds	950	5.375	01/01/18	954

				4,008

Texas - 10.9%
Alvin Independent School District General Obligation Unlimited	545	6.750	08/15/10	564
Canadian River Municipal Water Authority Revenue Bonds (µ)	800	5.000	02/15/17	877
Canadian River Municipal Water Authority Revenue Bonds (µ)	415	5.000	02/15/18	449
City of Austin Texas Revenue Bonds (µ)	1,000	5.250	11/15/14	1,157
City of Dallas Texas Revenue Bonds (µ)	3,500	5.000	10/01/24	3,510
City of Houston Texas Revenue Bonds	1,500	5.000	07/01/17	1,645
City of New Braunfels Texas General Obligation Limited (µ)(æ)	665	5.250	10/01/21	777
City of San Antonio Texas Revenue Bonds	1,000	5.250	02/01/13	1,121
City of San Antonio Texas Revenue Bonds	1,000	5.000	02/01/14	1,136
City of San Antonio Texas Revenue Bonds	1,000	5.000	02/01/18	1,138
Conroe Independent School District General Obligation Unlimited	1,445	5.000	02/15/13	1,608
County of Fort Bend Texas General Obligation Limited (µ)	1,000	5.000	03/01/16	1,135
Dallas Convention Center Hotel Development Corp. Revenue Bonds	2,150	5.250	01/01/23	2,246
Dallas Independent School District General Obligation Unlimited	2,100	5.000	02/15/14	2,393
Dallas-Fort Worth International Airport Facilities Improvement Corp. Revenue Bonds	280	5.000	11/01/22	294
Dallas-Fort Worth International Airport Facilities Improvement Corp. Revenue Bonds	200	5.000	11/01/23	210
Dallas-Fort Worth International Airport Facilities Improvement Corp. Revenue Bonds	250	5.000	11/01/24	261
Dickinson Independent School District General Obligation Unlimited	1,000	5.000	02/15/21	1,076
Dickinson Independent School District General Obligation Unlimited	1,500	5.000	02/15/23	1,604
Fort Worth Independent School District General Obligation Unlimited	2,000	5.000	02/15/18	2,301
Grand Prairie Independent School District General Obligation Unlimited	750	5.000	02/15/19	836
Harris County Industrial Development Corp. Revenue Bonds	1,115	5.000	02/01/23	1,101
Laredo Independent School District General Obligation Unlimited (æ)	1,070	5.375	08/01/16	1,149
Lower Colorado River Authority Revenue Bonds (µ)	1,995	5.875	05/15/14	2,021
Lower Colorado River Authority Revenue Bonds	1,300	5.000	05/15/16	1,449
McKinney Independent School District General Obligation Unlimited	1,200	6.000	02/15/18	1,466
North East Independent School District General Obligation Unlimited	1,000	5.000	08/01/18	1,137
North East Independent School District General Obligation Unlimited (µ)(æ)	1,000	5.000	08/01/33	1,160
North Texas Municipal Water District Revenue Bonds (µ)	2,000	5.000	09/01/13	2,266
North Texas Tollway Authority Revenue Bonds	960	6.000	01/01/24	1,032
North Texas Tollway Authority Revenue Bonds (Ê)	1,235	5.750	01/01/38	1,350
Round Rock Independent School District General Obligation Unlimited	1,000	6.500	08/01/10	1,031
Round Rock Independent School District General Obligation Unlimited	430	5.375	08/01/12	477
SA Energy Acquisition Public Facility Corp. Revenue Bonds	1,500	5.250	08/01/15	1,604
Sabine River Authority Revenue Bonds	1,500	5.200	05/01/28	789
Spring Independent School District General Obligation Unlimited	1,000	5.000	08/15/16	1,152
Texas A&M University Revenue Bonds	2,000	5.000	05/15/15	2,307
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	1,445	7.500	12/31/31	1,588
Texas State Transportation Commission Revenue Bonds	2,500	5.000	04/01/25	2,677
Tyler Independent School District General Obligation Unlimited	1,350	5.000	02/15/10	1,352

				53,446

Utah - 0.8%
County of Utah Utah Revenue Bonds	200	5.050	11/01/17	207
Intermountain Power Agency Revenue Bonds (µ)	1,400	6.500	07/01/10	1,435
State of Utah General Obligation Unlimited	2,000	5.000	07/01/16	2,336

				3,978

Russell Tax Exempt Bond Fund	187

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Virgin Islands - 0.0%
Virgin Islands Public Finance Authority Revenue Bonds	200	5.000	10/01/13	214

Virginia - 2.5%
Chesapeake Economic Development Authority Revenue Bonds (Ê)	550	3.600	02/01/32	565
Chesterfield County Economic Development Authority Revenue Bonds	650	5.000	05/01/23	710
Commonwealth of Virginia General Obligation Unlimited	1,000	5.000	06/01/23	1,129
County of Fairfax Virginia General Obligation Unlimited	1,750	5.250	04/01/14	2,031
County of Loudoun Virginia General Obligation Unlimited	1,000	5.000	07/01/14	1,156
University of Virginia Revenue Bonds	1,295	5.000	06/01/20	1,389
University of Virginia Revenue Bonds	1,495	5.000	06/01/21	1,600
Virginia College Building Authority Revenue Bonds	1,065	5.000	02/01/14	1,214
Virginia College Building Authority Revenue Bonds(æ)	1,000	5.000	02/01/21	1,145
Virginia Commonwealth Transportation Board Revenue Bonds	360	5.375	05/15/12	381
Virginia Public School Authority Revenue Bonds	1,000	5.000	08/01/17	1,156

				12,476

Washington - 3.2%
County of King Washington Revenue Bonds (µ)	1,625	5.000	01/01/14	1,841
County of Kitsap Washington General Obligation Limited(µ)(æ)	775	5.750	07/01/14	793
Energy Northwest Revenue Bonds	1,000	5.000	07/01/11	1,062
Energy Northwest Revenue Bonds	1,000	5.000	07/01/14	1,143
Energy Northwest Revenue Bonds	2,500	5.000	07/01/15	2,879
Energy Northwest Revenue Bonds	1,000	7.125	07/01/16	1,256
King County Public Hospital District No. 2 General Obligation Limited(µ)	1,000	5.000	12/01/19	1,060
King County School District No. 405 Bellevue General Obligation Unlimited (µ)	1,000	5.000	12/01/14	1,147
Mason County School District No. 309 Shelton General Obligation Unlimited (µ)	1,115	5.000	12/01/18	1,283
Pierce County School District No. 3 Puyallup General Obligation Unlimited (µ)	1,000	5.000	12/01/18	1,104
State of Washington General Obligation Unlimited	1,000	5.000	07/01/17	1,152
Tobacco Settlement Authority of Washington Revenue Bonds	745	6.500	06/01/26	755

				15,475

Wisconsin - 1.0%
City of Madison Wisconsin Revenue Bonds	280	4.875	10/01/27	302
State of Wisconsin Certificate Of Participation (µ)	2,825	5.000	03/01/11	2,953
Wisconsin Health & Educational Facilities Authority Revenue Bonds (µ)	1,425	5.000	12/01/10	1,472
Wisconsin Health & Educational Facilities Authority Revenue Bonds	210	5.250	05/01/12	216
Wisconsin Health & Educational Facilities Authority Revenue Bonds	220	5.250	05/01/13	228

				5,171

Total Municipal Bonds (cost $450,332)				466,247

Short-Term Investments - 3.6%
Russell U.S. Cash Management Fund	17,497,104			17,497

Total Short-Term Investments (cost $17,497)				17,497

Total Investments - 98.7% (identified cost $467,829)				483,744

Other Assets and Liabilities, Net - 1.3%				6,139

Net Assets - 100.0%				489,883

See accompanying notes which are an integral part of the Quarterly Report.

188	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

%

Quality Ratings as of % of Market Value
AAA	24
AA	35
A	25
BBB	14
BB	—
Other	2

100

Economic Sector Emphasis as a of % of Market Value
General Obligation	22
Education Revenue	16
Other Revenue	13
Utility Revenue	15
Industrial Revenue	13
Health Care Revenue	8
Cash Equivalents	7
Pollution Control Revenue	3
Leasing Revenue	2
Housing Revenue	1

100

See accompanying notes which are an integral part of the Quarterly Report.

Russell Tax Exempt Bond Fund	189

Russell Investment Company

Russell Tax Exempt Bond Fund

Presentation of Portfolio Holdings — January 31, 2010 (Unaudited)

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Municipal Bonds
Alabama	$—	$4,260	$—	$4,260
Alaska	—	1,265	—	1,265
Arizona	—	6,511	—	6,511
California	—	48,537	—	48,537
Colorado	—	1,062	—	1,062
Connecticut	—	908	—	908
Delaware	—	1,419	—	1,419
District of Columbia	—	1,031	—	1,031
Florida	—	31,572	—	31,572
Georgia	—	26,041	—	26,041
Guam	—	1,333	—	1,333
Hawaii	—	2,331	—	2,331
Idaho	—	2,849	—	2,849
Illinois	—	8,685	—	8,685
Indiana	—	9,403	—	9,403
Iowa	—	2,413	—	2,413
Kansas	—	813	—	813
Louisiana	—	2,851	—	2,851
Maryland	—	23,336	—	23,336
Massachusetts	—	6,959	—	6,959
Michigan	—	7,389	—	7,389
Minnesota	—	13,792	—	13,792
Mississippi	—	1,088	—	1,088
Missouri	—	1,810	—	1,810
Nevada	—	3,779	—	3,779
New Jersey	—	12,057	—	12,057
New York	—	45,125	—	45,125
North Carolina	—	11,878	—	11,878
North Dakota	—	274	—	274
Ohio	—	16,589	—	16,589
Oklahoma	—	302	—	302
Oregon	—	5,607	—	5,607
Pennsylvania	—	32,295	—	32,295
Puerto Rico	—	28,179	—	28,179
Rhode Island	—	1,078	—	1,078
South Carolina	—	4,919	—	4,919
South Dakota	—	1,739	—	1,739
Tennessee	—	4,008	—	4,008
Texas	—	53,446	—	53,446
Utah	—	3,978	—	3,978
Virgin Islands	—	214	—	214
Virginia	—	12,476	—	12,476
Washington	—	15,475	—	15,475
Wisconsin	—	5,171	—	5,171
Short-Term Investments	—	17,497	—	17,497

Total Investments	$—	$483,744	$—	$483,744

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the Quarterly Report.

190	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Real Estate Securities Fund

Schedule of Investments — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 96.6%
Diversified - 9.3%
Agile Property Holdings, Ltd.	329,000	411
British Land Co. PLC (ö)	166,442	1,154
CapitaLand, Ltd.	1,362,500	3,703
Cousins Properties, Inc. (ö)(Ñ)	702,959	5,385
Dexus Property Group (ö)	2,425,124	1,772
FKP Property Group (ö)	633,285	390
Forest City Enterprises, Inc. Class A (Æ)(Ñ)	469,575	5,311
Glorious Property Holdings, Ltd. (Æ)	3,653,653	1,397
Goldcrest Co., Ltd.	57,430	1,609
GPT Group (ö)	1,655,305	830
Great Eagle Holdings, Ltd.	151,222	368
Hang Lung Properties, Ltd. - ADR	458,900	1,551
Henderson Land Development Co., Ltd.	449,984	2,824
Hysan Development Co., Ltd.	578,218	1,430
IVG Immobilien AG (Æ)	161,726	1,228
Keppel Land, Ltd.	22	—
KWG Property Holding, Ltd.	1,525,099	916
Land Securities Group PLC (ö)	374,742	3,802
Lexington Realty Trust (ö)(Ñ)	264,510	1,574
London & Stamford Property, Ltd.	164,822	317
Mirvac Group (ö)	1,873,251	2,396
Mitsubishi Estate Co., Ltd.	383,000	6,222
Mitsui Fudosan Co., Ltd.	278,618	4,709
New World Development, Ltd.	1,718,000	2,812
Norwegian Property ASA (Æ)	193,085	436
Sponda OYJ (Æ)	213,820	804
Stockland (ö)	896,982	2,946
Sumitomo Realty & Development Co., Ltd.	122,000	2,161
Sun Hung Kai Properties, Ltd.	648,541	8,307
Tokyo Tatemono Co., Ltd.	191,378	758
Unibail-Rodamco SE (ö)	28,680	6,231
Vornado Realty Trust (ö)(Ñ)	1,327,141	85,839
Wharf Holdings, Ltd.	529,000	2,612

		162,205

Free Standing Retail - 0.7%
National Retail Properties, Inc. (ö)(Ñ)	324,800	6,561
Realty Income Corp. (ö)(Ñ)	215,927	6,031

		12,592

Health Care - 11.6%
Brookdale Senior Living, Inc. (Æ)(Ñ)	571,155	10,424
HCP, Inc. (ö)(Ñ)	1,654,809	46,914
Health Care REIT, Inc. (ö)	854,255	36,733
Nationwide Health Properties, Inc. (ö)	1,348,611	44,450
Omega Healthcare Investors, Inc. (ö)(Ñ)	716,100	13,398
Senior Housing Properties Trust (ö)	678,079	14,138
Ventas, Inc. (ö)	875,791	36,958

		203,015

Industrial - 5.3%
AMB Property Corp. (ö)(Ñ)	775,503	18,612
DCT Industrial Trust, Inc. (ö)(Ñ)	3,239,975	16,038
EastGroup Properties, Inc. (ö)(Ñ)	142,105	5,437

	Principal Amount ($) or Shares	Market Value $
First Potomac Realty Trust (ö)(Ñ)	349,700	4,756
Goodman Group (ö)	3,235,164	1,664
ProLogis (ö)(Ñ)	3,624,280	45,666
Segro PLC (ö)	230,540	1,153

		93,326

Lodging/Resorts - 6.1%
DiamondRock Hospitality Co. (ö)(Ñ)	1,043,570	8,495
Gaylord Entertainment Co. (Æ)(Ñ)	211,228	4,064
Hersha Hospitality Trust (ö)	642,303	2,338
Hospitality Properties Trust (ö)(Ñ)	246,609	5,455
Host Hotels & Resorts, Inc. (Æ)(ö)(Ñ)	4,915,241	52,101
Hyatt Hotels Corp. (Æ)	124,456	3,686
LaSalle Hotel Properties (ö)(Ñ)	270,600	5,453
Orient-Express Hotels, Ltd. Class A (Æ)(Ñ)	412,701	4,028
Pebblebrook Hotel Trust (Æ)	350,208	7,221
Shangri-La Asia, Ltd.	365,000	635
Starwood Hotels & Resorts Worldwide, Inc. (Ñ)(ö)	285,513	9,513
Sunstone Hotel Investors, Inc. (Æ)(ö)(Ñ)	365,866	3,143

		106,132

Mixed Industrial/Office - 2.7%
Liberty Property Trust (ö)	1,367,947	41,585
PS Business Parks, Inc. (ö)(Ñ)	134,349	6,433

		48,018

Office - 12.2%
Alexandria Real Estate Equities, Inc. (ö)(Ñ)	272,200	16,259
BioMed Realty Trust, Inc. (ö)(Ñ)	626,938	9,134
Boston Properties, Inc. (ö)(Ñ)	1,065,096	69,093
Brookfield Properties Corp. (Ñ)	482,540	5,776
CapitaCommercial Trust (Æ)(ö)	1,106,000	831
Commonwealth Property Office Fund (ö)	1,435,866	1,152
Corporate Office Properties Trust SBI MD (ö)(Ñ)	55,748	1,990
DA Office Investment Corp. Class A (ö)	135	263
Derwent London PLC (ö)	69,288	1,436
Douglas Emmett, Inc. (ö)(Ñ)	131,273	1,816
Fabege AB	189,344	1,123
Great Portland Estates PLC (ö)	192,031	860
Highwoods Properties, Inc. (ö)(Ñ)	650,100	19,640
Hongkong Land Holdings, Ltd.	835,600	3,897
HRPT Properties Trust (ö)(Ñ)	156,100	1,041
ICADE (ö)	17,864	1,711
ING Office Fund (ö)	2,526,086	1,356
Japan Prime Realty Investment Corp. Class A (ö)	167	321
Japan Real Estate Investment Corp. Class A (ö)	129	1,080
Kenedix Realty Investment Corp. Class A (ö)	179	508
Kilroy Realty Corp. (ö)(Ñ)	954,494	27,575
Mack-Cali Realty Corp. (ö)(Ñ)	566,252	18,471
SL Green Realty Corp. (ö)(Ñ)	608,996	27,703

		213,036

Russell Real Estate Securities Fund	191

Russell Investment Company

Russell Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Regional Malls - 12.2%
Aeon Mall Co., Ltd.	47,100	861
BR Malls Participacoes SA (Æ)	78,324	852
CapitaMalls Asia, Ltd. (Æ)	473,000	777
Macerich Co. (The) (ö)(Ñ)	1,222,172	37,704
Simon Property Group, Inc. (ö)(Ñ)	2,162,080	155,670
Taubman Centers, Inc. (ö)(Ñ)	332,520	10,528
Westfield Group (ö)	609,345	6,785

		213,177

Residential - 13.7%
American Campus Communities, Inc. (ö)(Ñ)	502,945	12,906
Apartment Investment & Management Co. Class A (ö)(Ñ)	349,937	5,375
AvalonBay Communities, Inc. (ö)(Ñ)	523,921	40,138
Boardwalk Real Estate Investment Trust (ö)	40,465	1,415
Camden Property Trust (ö)(Ñ)	824,560	31,968
China Overseas Land & Investment, Ltd.	1,278,920	2,274
China Resources Land, Ltd.	418,000	744
Colonial Properties Trust (ö)(Ñ)	307,753	3,388
Deutsche Wohnen AG (Æ)	74,613	763
Education Realty Trust, Inc. (ö)(Ñ)	394,237	2,082
Equity Lifestyle Properties, Inc. (ö)(Ñ)	159,231	7,694
Equity Residential (ö)(Ñ)	2,631,855	84,351
Essex Property Trust, Inc. (ö)(Ñ)	313,122	24,953
Home Properties, Inc. (ö)(Ñ)	152,535	6,762
Mid-America Apartment Communities, Inc. (ö)(Ñ)	85,576	4,015
Post Properties, Inc. (ö)(Ñ)	340,339	6,075
Shimao Property Holdings, Ltd.	834,099	1,275
UDR, Inc. (ö)(Ñ)	140,201	2,181
Unite Group PLC (Æ)	189,993	875

		239,234

Self Storage - 6.3%
Big Yellow Group PLC (Æ)(ö)	163,701	818
Extra Space Storage, Inc. (ö)(Ñ)	1,052,900	11,950
Public Storage (ö)	1,161,335	91,955
Sovran Self Storage, Inc. (ö)	104,259	3,534
U-Store-It Trust (ö)(Ñ)	261,994	1,813

		110,070

Shopping Centers - 9.2%
Acadia Realty Trust (ö)(Ñ)	390,316	6,218
Alexander’s, Inc. (Æ)(ö)(Ñ)	6,980	2,040
Aliansce Shopping Centers SA (Æ)	89,273	415
Atrium European Real Estate, Ltd.	130,463	797
Citycon OYJ	113,431	452
Corio NV (ö)	13,391	824
Developers Diversified Realty Corp. (ö)(Ñ)	1,502,818	12,398
Federal Realty Investment Trust (ö)(Ñ)	570,336	36,718
Hammerson PLC (ö)	481,652	2,895
Inland Real Estate Corp. (ö)(Ñ)	313,222	2,644
Kimco Realty Corp. (ö)(Ñ)	2,411,473	30,433

	Principal Amount ($) or Shares	Market Value $
Kite Realty Group Trust (ö)(Ñ)	1,123,500	4,258
Link REIT (The) (ö)	503,103	1,208
Primaris Retail Real Estate Investment Trust (ö)	64,530	1,017
Regency Centers Corp. (ö)(Ñ)	1,110,193	37,180
Retail Opportunity Investments Corp. (Æ)(Ñ)	604,465	6,220
RioCan Real Estate Investment Trust (ö)	50,435	900
Tanger Factory Outlet Centers (ö)(Ñ)	245,000	9,384
Weingarten Realty Investors (ö)	382,244	7,137

		163,138

Specialty - 7.3%
Digital Realty Trust, Inc. (ö)(Ñ)	1,042,449	50,037
DuPont Fabros Technology, Inc. (ö)(Ñ)	460,000	7,645
Entertainment Properties Trust (ö)(Ñ)	394,350	13,767
Plum Creek Timber Co., Inc. (ö)(Ñ)	1,073,622	38,833
Rayonier, Inc. (ö)	384,381	16,121
Weyerhaeuser Co. (Ñ)	57,736	2,304

		128,707

Total Common Stocks (cost $1,414,287)		1,692,650

Short-Term Investments - 3.3%
Russell U.S. Cash Management Fund (£)	57,691,535	57,692

Total Short-Term Investments (cost $57,692)		57,692

Other Securities - 27.1%
Russell U.S. Cash Collateral Fund (×)	278,125,985	278,126
State Street Securities Lending Quality Trust (×)	196,223,664	195,620

Total Other Securities (cost $474,350)		473,746

Total Investments - 127.0% (identified cost $1,946,329)		2,224,088

Other Assets and Liabilities, Net - (27.0%)		(472,793)

Net Assets - 100.0%		1,751,295

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the Quarterly Report.

192	Russell Real Estate Securities Fund

Russell Investment Company

Russell Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank and Trust Company	USD	8	BRL	14	02/02/10	—
State Street Bank and Trust Company	USD	373	BRL	704	02/02/10	—
State Street Bank and Trust Company	USD	5	EUR	3	02/01/10	—
State Street Bank and Trust Company	USD	21	EUR	15	02/01/10	—
State Street Bank and Trust Company	USD	240	HKD	1,865	02/01/10	—
State Street Bank and Trust Company	AUD	151	USD	135	02/02/10	1
State Street Bank and Trust Company	HKD	629	USD	81	02/01/10	—
State Street Bank and Trust Company	HKD	2,211	USD	285	02/01/10	—

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						1

Presentation of Portfolio Holdings — January 31, 2010 (Unaudited)

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Diversified	$98,109	$64,096	$—	$162,205
Free Standing Retail	12,592	—	—	12,592
Health Care	203,015	—	—	203,015
Industrial	90,509	2,817	—	93,326
Lodging/Resorts	105,497	635	—	106,132
Mixed Industrial/Office	48,018	—	—	48,018
Office	198,498	14,538	—	213,036
Regional Malls	205,531	7,646	—	213,177
Residential	233,303	5,931	—	239,234
Self Storage	109,252	818	—	110,070
Shopping Centers	156,962	6,176	—	163,138
Specialty	128,707	—	—	128,707
Short-Term Investments	—	57,692	—	57,692
Other Securities	—	473,746	—	473,746

Total Investments	1,589,993	634,095	—	2,224,088

Other Financial Instruments
Foreign Currency Exchange Contracts	1	—	—	1

Total Other Financial Instruments*	1	—	—	1

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the Quarterly Report.

Russell Real Estate Securities Fund	193

Russell Investment Company

Russell Money Market Fund

Schedule of Investments — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity#	Value $

Domestic Commercial Paper - 1.9%
Straight-A Funding LLC	6,000	Zero coupon	02/02/10	6,000
Straight-A Funding LLC	5,455	Zero coupon	03/01/10	5,454

Total Domestic Commercial Paper (amortized cost $11,454)				11,454

Municipal Bonds - 4.4%
New York Housing Financial Agency Revenue Bond (Ê)	26,700	0.190	05/15/31	26,700

Total Municipal Bonds (amortized cost $26,700)				26,700

Registered Investment Company Funds - 5.0%
Merrill Lynch U.S. Government Mortgage Fund	30,000,000			30,000

Total Registered Investment Company Funds (cost $30,000)				30,000

United States Government Agencies - 52.2%
AID to INH Portugal Guaranteed Note, weekly demand (LIBOR Floater) (Ê)(Å)	5,000	0.583	12/01/17	5,033
Fannie Mae Discount Notes	25,000	Zero coupon	02/04/10	25,000
Fannie Mae Discount Notes	3,000	Zero coupon	03/10/10	3,000
Federal Home Loan Bank Discount Corp.	45,065	Zero coupon	02/01/10	45,064
Federal Home Loan Bank Discount Corp.	23,300	Zero coupon	02/03/10	23,300
Federal Home Loan Bank Discount Corp.	15,100	Zero coupon	02/05/10	15,100
Federal Home Loan Bank Discount Corp.	14,000	Zero coupon	02/08/10	14,000
Federal Home Loan Bank Discount Corp.	13,600	Zero coupon	02/10/10	13,600
Federal Home Loan Bank Discount Corp.	6,000	Zero coupon	02/17/10	6,000
Federal Home Loan Bank Discount Corp.	10,000	Zero coupon	02/22/10	10,000
Federal Home Loan Bank Discount Corp.	10,000	Zero coupon	02/24/10	10,000
Federal Home Loan Bank Discount Corp.	10,000	Zero coupon	03/03/10	9,999
Federal Home Loan Bank Discount Corp.	14,862	Zero coupon	03/15/10	14,861
Federal Home Loan Bank Discount Corp.	2,400	Zero coupon	03/17/10	2,400
Federal Home Loan Bank Discount Corp.	8,000	Zero coupon	03/26/10	7,999
Federal Home Loan Bank Discount Corp.	8,000	Zero coupon	07/12/10	7,994
Federal Home Loan Mortgage Corp. Discount Notes	5,400	Zero coupon	02/16/10	5,400
Federal Home Loan Mortgage Corp. Discount Notes	10,000	Zero coupon	02/19/10	10,000
Federal Home Loan Mortgage Corp. Discount Notes	15,000	Zero coupon	02/22/10	14,999
Federal Home Loan Mortgage Corp. Discount Notes	10,000	Zero coupon	07/26/10	9,991
Freddie Mac Discount Notes	15,000	Zero coupon	02/08/10	15,000
Freddie Mac Discount Notes	3,000	Zero coupon	02/18/10	3,000
Freddie Mac Discount Notes	15,000	Zero coupon	03/01/10	14,999
Puttable Floating Option Taxable Receipts (Ê)(Þ)	27,000	0.930	04/01/26	27,000

Total United States Government Agencies (amortized cost $313,739)				313,739

United States Treasury - 35.3%
United States Treasury Bills	125,000	Zero coupon	02/11/10	124,991
United States Treasury Bills	70,000	Zero coupon	02/18/10	69,992
United States Treasury Bills	17,000	Zero coupon	04/01/10	16,997

Total United States Treasury (amortized cost $211,980)				211,980

Total Investments - 98.8% (amortized cost $593,873)(†)				593,873

Other Assets and Liabilities, Net - 1.2%				7,316

Net Assets - 100.0%				601,189

See accompanying notes which are an integral part of the Quarterly Report.

194	Russell Money Market Fund

Russell Investment Company

Russell Money Market Fund

Presentation of Portfolio Holdings — January 31, 2010 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Domestic Commercial Paper	$—	$11,454	$—	$11,454
Municipal Bonds	—	26,700	—	26,700
Registered Investment Company Funds	30,000	—	—	30,000
United States Government Agencies	—	313,739	—	313,739
United States Treasury	—	211,980	—	211,980

Total Investments	30,000	563,873	—	593,873

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the Quarterly Report.

Russell Money Market Fund	195

Russell Investment Company

Russell Funds

Notes to Schedule of Investments — January 31, 2010 (Unaudited)

Footnotes:

(Æ)	Nonincome-producing security.
(Ï)	Forward commitment.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ)	Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö)	Real Estate Investment Trust (REIT).
(µ)	Bond is insured by a guarantor.
(ß)	Illiquid security.
(Ø)	In default.
(ç)	At amortized cost, which approximates market.
(ž)	Rate noted is yield-to-maturity from date of acquisition.
(æ)	Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(×)	The security is purchased with the cash collateral from the securities loaned.
(Ñ)	All or a portion of the shares of this security are on loan.
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.
(å)	Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.
(û)	All or a portion of the shares of this security are held as collateral in connection with securities sold short.
(†)	The identified cost for Federal Income Tax purposes is the same as shown above.
(#)	All securities with a maturity greater than thirteen months have a demand feature or an optimal or mandatory put, or are prefunded, resulting in an effective maturity of thirteen months or less. Additionally, all daily and weekly demand securities are backed by direct payment of letters of credit.
(£)	A portion of this asset has been segregated to cover the liability caused by the valuation of the SLQT.

Abbreviations:

ADR - American Depositary Receipt

ADS - American Depositary Share

CIBOR - Copenhagen Interbank Offered Rate

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

BBSW - Bank Bill Swap Reference Rate

EMU - European Economic and Monetary Union

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

NIBOR - Norwegian Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

UK - United Kingdom

196	Notes to Schedules of Investments

Russell Investment Company

Russell Funds

Notes to Schedule of Investments, continued — January 31, 2010 (Unaudited)

Foreign Currency Abbreviations:

ARS - Argentine peso	HUF - Hungarian forint	PKR - Pakistani rupee
AUD - Australian dollar	IDR - Indonesian rupiah	PLN - Polish zloty
BRL - Brazilian real	ILS - Israeli shekel	RUB - Russian ruble
CAD - Canadian dollar	INR - Indian rupee	SEK - Swedish krona
CHF - Swiss franc	ISK - Iceland krona	SGD - Singapore dollar
CLP - Chilean peso	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rica colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR - Malaysian ringgit	VEB - Venezuelan bolivar
EGP - Egyptian pound	NOK - Norwegian krone	VND - Vietnam dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nouveau sol
HKD - Hong Kong dollar	PHP - Philippine peso

Notes to Schedules of Investments	197

Russell Investment Company

Russell Funds

Notes to Quarterly Report — January 31, 2010 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 37 different investment portfolios referred to as Funds. The Quarterly Report reports on 16 of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated October 1, 2008. The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with accounting principles generally accepted in the United Sates of America (“GAAP”) for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. Russell money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of such short-term debt obligations or money market fund securities. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell Fund Services Company (“RFSC”).

Ordinarily, the Funds value each portfolio security based on market quotations provided by independent pricing services or alternative pricing services or dealers (when permitted by the market value procedures). Pricing services may utilize evaluated pricing models which apply available market information through the use of benchmark curves, benchmarking of similar securities, sector groupings, spread adjustments and ratings. Generally, Fund securities are valued at the close of the principal exchange on which they are traded as follows:

•	U.S. listed equities, equity and fixed income options and rights/warrants: Last sale price; last bid price if no last sale price.

•	U.S. over-the-counter equities: Official closing price; last bid price if no closing price.

•	Listed ADRs/GDRs: Last sale price; last bid price if no last sale price.

•	Municipal bonds, U.S. bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price.

•	Futures: Settlement price.

•	Options on futures: Last sale price; settlement price if no last sale price.

•	Bank loans and forwards: Mean between bid and ask price.

•	Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

•

The value of swap agreements is equal to the Funds’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

•

Equity securities traded on a national foreign securities exchange or a foreign over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, in accordance with the fair value procedures. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. The fair value procedures may involve subjective judgments (e.g. trade information, news, broker quotes) as to the fair value of securities. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

198	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2010 (Unaudited)

This policy is intended to assure that the Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund’s net asset value. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. securities market (defined in the fair value procedures as the movement by a single major U.S. index greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

The net asset value of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares, since foreign securities can trade on non-business days.

Fair value of securities is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices (unadjusted) in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The levels associated with valuing the Funds’ investments for the period ended January 31, 2010 are disclosed in the Presentation of Portfolio Holdings.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. The fixed income funds classify gains and losses realized on prepayments received on mortgage-backed securities as part of interest income. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a)	Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Notes to Quarterly Report	199

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2010 (Unaudited)

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

The Funds typically use derivatives in three ways: exposing cash reserves to markets, hedging and return enhancement. In addition, certain Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds, other than the Russell Real Estate Securities Fund and Russell Tax Exempt Bond Fund, may pursue their strategy of being fully invested by exposing cash reserves to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash reserves were actually invested in those markets. Hedging is also used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The Funds’ period end derivatives, as presented in the Schedule of Investments or the tables following, generally are indicative of the volume of their derivative activity during the period ended January 31, 2010.

200	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2010 (Unaudited)

The fair values of the Funds with derivative instruments categorized by risk exposure for the period ended January 31, 2010 were as follows:

Amounts in thousands	Russell U.S. Core Equity Fund				Russell U.S. Quantitative Equity Fund				Russell U.S. Growth Fund
Derivatives not accounted for as hedging instruments	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at market value	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Unrealized appreciation on foreign currency exchange contracts	—	—	—	—	—	—	—	—	—	—	—	—
Daily variation margin on futures contracts*	—	—	—	—	—	—	—	—	—	—	—	—
Interest rate swap contracts, at market value	—	—	—	—	—	—	—	—	—	—	—	—
Credit default swap contracts, at market value	—	—	—	—	—	—	—	—	—	—	—	—
Unrealized appreciation on index swap contracts	—	—	—	—	—	—	—	—	—	—	—	—

Total	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

Location: Statement of Assets and Liabilities - Liabilities
Unrealized depreciation on foreign currency exchange contracts	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Daily variation margin on futures contracts*	—	11,679	—	—	—	2,960	—	—	—	32	—	—
Interest rate swap contracts, at market value	—	—	—	—	—	—	—	—	—	—	—	—
Credit default swap contracts, at market value	—	—	—	—	—	—	—	—	—	—	—	—
Unrealized depreciation on index swap contracts	—	—	—	—	—	—	—	—	—	—	—	—
Options written, at market value	—	—	—	—	—	—	—	—	—	—	—	—

Total	$—	$11,679	$—	$—	$—	$2,960	$—	$—	$—	$32	$—	$—

Notes to Quarterly Report	201

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2010 (Unaudited)

Amounts in thousands	Russell U.S Value Fund				Russell U.S. Small & Mid Cap Fund				Russell International Developed Markets Fund
Derivatives not accounted for as hedging instruments	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at market value	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Unrealized appreciation on foreign currency exchange contracts	—	—	—	—	—	2	—	—	—	—	5,862	—
Daily variation margin on futures contracts*	—	—	—	—	—	—	—	—	—	1,796	—	—
Interest rate swap contracts, at market value	—	—	—	—	—	—	—	—	—	—	—	—
Credit default swap contracts, at market value	—	—	—	—	—	—	—	—	—	—	—	—
Unrealized appreciation on index swap contracts	—	—	—	—	—	—	—	—	—	—	—	—

Total	$—	$—	$—	$—	$—	$2	$—	$—	$—	$1,796	$5,862	$—

Location: Statement of Assets and Liabilities - Liabilities
Unrealized depreciation on foreign currency exchange contracts	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$14,293	$—
Daily variation margin on futures contracts*	—	185	—	—	—	—	—	—	—	12,451	—	—
Interest rate swap contracts, at market value	—	—	—	—	—	—	—	—	—	—	—	—
Credit default swap contracts, at market value	—	—	—	—	—	—	—	—	—	—	—	—
Unrealized depreciation on index swap contracts	—	—	—	—	—	—	—	—	—	—	—	—
Options written, at market value	—	—	—	—	—	—	—	—	—	—	—	—

Total	$—	$185	$—	$—	$—	$—	$—	$—	$—	$12,451	$14,293	$—

202	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2010 (Unaudited)

Amounts in thousands	Russell Global Equity Fund				Russell Emerging Markets Fund				Russell Tax-Managed U.S. Large Cap Fund
Derivatives not accounted for as hedging instruments	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at market value	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Unrealized appreciation on foreign currency exchange contracts	—	—	262	—	—	—	958	—	—	—	—	—
Daily variation margin on futures contracts*	—	—	—	—	—	—	—	—	—	—	—	—
Interest rate swap contracts, at market value	—	—	—	—	—	—	—	—	—	—	—	—
Credit default swap contracts, at market value	—	—	—	—	—	—	—	—	—	—	—	—
Unrealized appreciation on index swap contracts	—	—	—	—	—	—	—	—	—	—	—	—

Total	$—	$—	$262	$—	$—	$—	$958	$—	$—	$—	$—	$—

Location: Statement of Assets and Liabilities - Liabilities
Unrealized depreciation on foreign currency exchange contracts	$—	$—	$948	$—	$—	$—	$1,874	$—	$—	$—	$—	$—
Daily variation margin on futures contracts*	—	1,490	—	—	—	1,150	—	—	—	351	—	—
Interest rate swap contracts, at market value	—	—	—	—	—	—	—	—	—	—	—	—
Credit default swap contracts, at market value	—	—	—	—	—	—	—	—	—	—	—	—
Unrealized depreciation on index swap contracts	—	—	—	—	—	664	—	—	—	—	—	—
Options written, at market value	—	—	—	—	—	—	—	—	—	—	—	—

Total	$—	$1,490	$948	$—	$—	$1,814	$1,874	$—	$—	$351	$—	$—

Notes to Quarterly Report	203

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2010 (Unaudited)

Amounts in thousands	Russell Tax-Managed U.S. Mid & Small Cap Fund				Russell Strategic Bond Fund				Russell Investment Grade Bond Fund
Derivatives not accounted for as hedging instruments	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at market value	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Unrealized appreciation on foreign currency exchange contracts	—	—	—	—	—	—	10,053	—	—	—	761	—
Daily variation margin on futures contracts*	—	—	—	—	—	—	—	12,173	—	—	—	3,269
Interest rate swap contracts, at market value	—	—	—	—	—	—	—	19,004	—	—	—	568
Credit default swap contracts, at market value	—	—	—	—	12,902	—	—	—	2,289	—	—	—
Unrealized appreciation on index swap contracts	—	—	—	—	—	—	—	—	—	—	—	—

Total	$—	$—	$—	$—	$12,902	$—	$10,053	$31,177	$2,289	$—	$761	$3,837

Location: Statement of Assets and Liabilities - Liabilities
Unrealized depreciation on foreign currency exchange contracts	$—	$—	$—	$—	$—	$—	$9,047	$—	$—	$—	$499	$—
Daily variation margin on futures contracts*	—	77	—	—	—	—	—	704	—	—	—	—
Interest rate swap contracts, at market value	—	—	—	—	—	—	—	770	—	—	—	136
Credit default swap contracts, at market value	—	—	—	—	30,860	—	—	—	4,811	—	—	—
Unrealized depreciation on index swap contracts	—	—	—	—	—	—	—	—	—	—	—	—
Options written, at market value	—	—	—	—	—	—	—	1,449	—	—	—	394

Total	$—	$77	$—	$—	$30,860	$—	$9,047	$2,923	$4,811	$—	$499	$530

Amounts in thousands	Russell Short Duration Bond Fund				Russell Real Estate Securities Fund
Derivatives not accounted for as hedging instruments	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at market value	$—	$—	$—	$—	$—	$—	$—	$—
Unrealized appreciation on foreign currency exchange contracts	—	—	492	—	—	—	1	—
Daily variation margin on futures contracts*	—	—	—	855	—	—	—	—
Interest rate swap contracts, at market value	—	—	—	433	—	—	—	—
Credit default swap contracts, at market value	409	—	—	—	—	—	—	—
Unrealized appreciation on index swap contracts	—	—	—	—	—	—	—	—

Total	$409	$—	$492	$1,288	$—	$—	$1	$—

Location: Statement of Assets and Liabilities - Liabilities
Unrealized depreciation on foreign currency exchange contracts	$—	$—	$488	$—	$—	$—	$—	$—
Daily variation margin on futures contracts*	—	—	—	195	—	—	—	—
Interest rate swap contracts, at market value	—	—	—	23	—	—	—	—
Credit default swap contracts, at market value	125	—	—	—	—	—	—	—
Unrealized depreciation on index swap contracts	—	—	—	—	—	—	—	—
Options written, at market value	—	—	—	205	—	—	—	—

Total	$125	$—	$488	$423	$—	$—	$—	$—

204	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2010 (Unaudited)

Foreign Currency Exchange Contracts

In connection with investment transactions consistent with the Funds’ investment objectives and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“contracts”). From time to time certain Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statements of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions.

For the period ended January 31, 2010, the following funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Russell International Developed Markets	Return enhancement, hedging, exposing cash reserves and trade settlement
Russell Global Equity	Exposing cash reserves and trade settlement
Russell Emerging Markets	Exposing cash reserves
Russell Strategic Bond	Return enhancement and hedging
Russell Investment Grade Bond	Return enhancement and hedging
Russell Short Duration Bond	Return enhancement and hedging
Russell Real Estate Securities	Trade settlement

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to expose cash reserves to markets.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments on the Statements of Operations.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

A Fund may enter into a swaption (swap option). In a swaption, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in the Fund’s Statement of Assets and Liabilities.

For the period ended January 31, 2010, the Funds purchased/sold options primarily for the strategies listed below:

Funds	Strategies
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Short Duration Bond Fund	Return enhancement and hedging

Notes to Quarterly Report	205

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2010 (Unaudited)

Futures Contracts

The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended January 31, 2010, the following funds entered into future contracts primarily for the strategies listed below:

Funds	Strategies
Russell U.S. Core Equity	Exposing cash reserves
Russell U.S. Quantitative Equity	Exposing cash reserves
Russell U.S. Growth	Exposing cash reserves
Russell U.S. Value	Exposing cash reserves
Russell U.S. Small & Mid Cap	Exposing cash reserves
Russell International Developed Markets	Return enhancement and exposing cash reserves
Russell Global Equity	Exposing cash reserves
Russell Emerging Markets	Exposing cash reserves
Russell Tax-Managed U.S. Large Cap	Exposing cash reserves
Russell Tax-Managed U.S. Mid & Small Cap	Exposing cash reserves
Russell Strategic Bond	Return enhancement, hedging and exposing cash reserves
Russell Investment Grade Bond	Return enhancement, hedging and exposing cash reserves
Russell Short Duration Bond	Return enhancement, hedging and exposing cash reserves

As of January 31, 2010, the Funds had cash collateral balances in connection with futures contracts purchased (sold) as follows:

Cash Collateral

Russell U.S. Quantitative Equity Fund	$15,000,000
Russell U.S. Growth Fund	400,000
Russell U.S. Value Fund	625,000
Russell U.S. Small & Mid Cap Fund	5,500,000
Russell International Developed Markets Fund	33,667,803
Russell Global Equity Fund	3,700,000
Russell Emerging Markets Fund	6,226,807
Russell Tax-Managed U.S. Large Cap Fund	1,500,000
Russell Tax-Managed U.S. Small & Mid Cap Fund	700,000
Russell Short Duration Bond Fund	105,700
Russell Investment Grade Bond Fund	523,400
Russell Strategic Bond Fund	1,601,000

Swap Agreements

The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of agreements including interest rate, credit default and currency swaps. The Funds may enter into index swap agreements to expose cash reserves to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

206	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2010 (Unaudited)

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date or for return enhancement. The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be segregated. To the extent that the Funds enter into swaps on other than a net basis, the amount earmarked on the Funds’ records will be the full amount of the Funds’ obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is largely unregulated. The Funds may enter into swap agreements with counterparties that meet Russell Investment Management Company (“RIMCo”) credit quality limitations. The Funds will not enter into any swap unless the counterparty has a minimum senior unsecured credit rating or long term counterparty credit rating, including reassignments, of A- or better as defined by Standard & Poor’s or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) at the time of entering into such transaction.

Swap agreements generally are entered into by “eligible contract participants” and in compliance with certain other criteria necessary to render them excluded from regulation under the Commodity Exchange Act (“CEA”) and, therefore not subject to regulation as futures or commodity option transactions under the CEA.

As of January 31, 2010, the Funds had cash collateral balances in connection with swap contracts purchased (sold) as follows:

	Cash Collateral	Due to Broker

Russell Emerging Markets Fund	$3,500,000	$—
Russell Strategic Bond Fund	27,824,000	27,462,150
Russell Investment Grade Bond Fund	3,579,000	1,140,000
Russell Short Duration Bond Fund	—	770,000

Credit Default Swaps

The fixed income funds may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The fixed income funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the fixed income funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the fixed income funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the fixed income funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the fixed income funds to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller of protection in a credit default swap, the fixed income funds would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event); the counterparty would be required to surrender the reference debt obligation. In return, the fixed income funds would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the fixed income funds would keep the stream of payments and would have no payment obligations. As a seller of protection, the fixed income funds would effectively add leverage to its portfolio because in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The fixed income funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in its portfolio, in which case the fixed income funds would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs on a corporate issue and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The fixed income funds may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the fixed income funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Notes to Quarterly Report	207

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2010 (Unaudited)

Unlike credit default swaps on corporate issues, deliverable obligations for credit default swaps on asset-backed securities in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write-down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The fixed income funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or other defined credit events).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Traders may use credit-default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a fixed income fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of January 31, 2010 for which a fixed income fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fixed income fund for the same referenced entity or entities.

Credit default swaps could result in losses if the fixed income funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the fixed income funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk and counterparty. The fixed income funds will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the fixed income funds may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the fixed income funds, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the fixed income funds.

If the creditworthiness of the fixed income funds’ swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fixed income funds. To limit the counterparty risk involved in swap agreements, the fixed income funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the fixed income funds will be able to do so, the fixed income funds may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The fixed income funds may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

208	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2010 (Unaudited)

For the period ended January 31, 2010, the Funds entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies
Russell Strategic Bond	Return enhancement and hedging
Russell Investment Grade Bond	Return enhancement and hedging
Russell Short Duration Bond	Return enhancement and hedging

Interest Rate Swaps

The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds’ risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

For the period ended January 31, 2010, the Funds entered into interest rate swaps primarily for the strategies listed below:

Funds	Strategies
Russell Strategic Bond	Return enhancement and hedging
Russell Investment Grade Bond	Return enhancement and hedging
Russell Short Duration Bond	Return enhancement and hedging

Index Swaps

Certain Funds may enter into index swap agreements to expose cash reserves to markets or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e. a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended January 31, 2010, the Funds entered into index swaps primarily for the strategies listed below:

Funds	Strategies
Russell Emerging Markets	Exposing cash reserves

ISDA Master Agreements

The Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

Loan Agreements

The Russell Strategic Bond, Russell Investment Grade Bond and Russell Short Duration Bond Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan

Notes to Quarterly Report	209

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2010 (Unaudited)

agreement and only upon receipt by the agent of payments from the borrower. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Funds purchase assignments from agents they acquire direct rights against the borrower on the loan. At the period ended January 31, 2010, the Russell Strategic Bond Fund had $4,000,000 in unfunded loan commitments.

Short Sales

The Russell U.S. Quantitative Equity Fund may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Fund to the risk of liability for the market value of the security that is sold (the amount of which increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the Fund is required to pledge assets in a segregated account maintained by the Fund’s custodian for the benefit of the broker. The Fund also may use securities it owns to meet any such collateral obligations. Until a Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of section 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the Securities and Exchange Commission (e.g., taking an offsetting long position in the security sold short.) As of January 31, 2010, $1,259,906,188 was held as collateral.

Investments in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Repurchase Agreements

The fixed income funds and the Russell Money Market Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day). The resale price reflects an agreed upon interest rate effective for the period the security is held by the Fund and is unrelated to the interest rate on the security. The securities acquired by the Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. In addition, RIMCo will monitor the Fund’s repurchase agreement transactions generally and will evaluate the credit worthiness of any bank, broker or dealer party to a repurchase agreement with the Fund. A Fund will not invest more than 15% (10% in the case of the Russell Money Market Fund) of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure

210	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2010 (Unaudited)

of the issuer or the originator of the mortgage, or the quality of the underlying assets. The quality and value of the underlying assets may decline, or default. This has become an increasing risk for collateral related to sub-prime, Alt-A and non-conforming mortgage loans, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time the Fund receives the payments for reinvestment.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Through its investments in MBS, including those that are issued by private issuers, the Funds have exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-governmental MBS may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Nonconforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike MBS issued or guaranteed by the U.S. government or a government sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation)), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgages loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgage that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Notes to Quarterly Report	211

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2010 (Unaudited)

Asset-backed securities may include MBS, loans, receivables or other assets. The value of the Funds’ asset-backed securities may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying asset-backed securities have become an increasing risk for asset-backed securities that are secured by home-equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

Asset-backed securities (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

Forward Commitments

The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund’s investment strategies. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Funds in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the Fund’s records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

To be announced (“TBA”) is a forward mortgage-backed securities trade. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. As of January 31, 2010, the Funds had cash collateral balances in connection with TBAs purchased (sold) as follows:

Due to Broker

Russell Investment Grade Bond Fund	$139,000
Russell Short Duration Bond Fund	706,000

Inflation-Indexed Bonds

Fixed income funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

212	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2010 (Unaudited)

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market and Credit Risk

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to the credit risk, the Funds may be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the assets recorded in the financial statements (the “Assets”). Assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks in respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc., among other Lehman subsidiaries, filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Certain Funds had direct holdings, swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuers, counterparties or guarantors at the time the relevant Lehman Brothers entities filed for protection or were placed in administration. The direct holdings and other derivative transactions associated with Lehman Brothers have been written down to their estimated recoverable values and incorporated as components of other receivables and liabilities on the Statements of Assets and Liabilities and net changes in realized gain (loss) or unrealized appreciation (depreciation) on the Statements of Operations. The Funds have also utilized certain netting arrangements to offset payables and receivables of Lehman securities.

RIMCo or the Funds’ Money Managers have delivered notices of default and early termination to the relevant Lehman Brothers entities where required. For transactions with Lehman Brothers counterparties, RIMCo or the Funds’ Money Managers have terminated trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

The court overseeing all of the U.S. Lehman entities’ bankruptcy cases set filing deadlines for all those entities. The Lehman Brothers Inc. claims filing deadline was January 30, 2009 for all customer claims and June 1, 2009 for all general creditor claims related to Lehman Brothers Inc. In the case of all other U.S. Lehman entities, the court set filing deadlines of September 22, 2009 and November 2, 2009 (for certain “Program Securities”). To the extent that the Funds held accounts with Lehman Brothers Inc., the Funds filed the appropriate customer claims on January 29, 2009 and filed all other claims related to the U.S. Lehman entities on the foregoing deadlines.

3.	Investment Transactions

Written Options Contracts

Transactions in written options contracts for the period ended January 31, 20010 for the following Funds were as follows:

	Russell Strategic Bond Fund		Russell Investment Grade Bond Fund		Russell Short Duration Bond Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received

Outstanding October 31, 2009	376	$4,306,648	390	$653,395	38	$379,563
Opened	673	3,296,256	569	655,091	36	269,091
Closed	—	—	93	18,216	—	—
Expired	(456)	(2,889,787)	(620)	(390,133)	(51)	(54,848)

Outstanding January 31, 2010	593	$4,713,117	432	$936,569	23	$593,806

Notes to Quarterly Report	213

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2010 (Unaudited)

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Bank and Trust Company (“State Street”) in short-term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be creditworthy.

The Funds that participate in securities lending have some cash collateral invested in the State Street Securities Lending Quality Trust Fund (“SLQT”). The short-term portfolio instruments held by SLQT are valued on the basis of amortized cost. Issuances and redemptions of interests in SLQT are made on each business day (“valuation date”). Currently, interests in SLQT are purchased and redeemed at a constant net asset value of $1.00 per unit for daily operational liquidity purposes, although redemptions for certain other purposes may be in-kind. In the event that a significant disparity develops between the net asset value based on amortized cost and the market based net asset value of SLQT, the Trustee of SLQT may determine that continued redemption at a constant $1.00 net asset value would create inequitable results for the SLQT’s interest holders. In these circumstances, the Trustee of SLQT, in its sole discretion and acting on behalf of the SLQT interest holders, may direct that interests be redeemed at the market-based net asset value until such time as the disparity between the market-based and the constant net asset value per unit is deemed to be insignificant.

At January 31, 2010, the SLQT was transacting at its amortized cost value of $1.00 per unit for daily operational liquidity purposes. The SLQT’s market value per unit is lower than its amortized cost value per unit. Effective February 10, 2009, the Funds began valuing the units of SLQT for purposes of the Funds’ daily valuation calculation at the unit’s market value rather than the unit’s amortized cost value. Each Fund has segregated assets to cover the difference between SLQT’s market value per unit and its amortized cost value per unit.

The Funds that participate in securities lending invest a portion of their cash collateral in the Russell U.S. Cash Collateral Fund an unregistered fund advised by RIMCo and administered by RFSC.

As of January 31, 2010, the non-cash collateral pledged for the securities on loan in the following funds was as follows:

	Non-Cash Collateral Value	Non-Cash Collateral Holding

Russell U.S. Core Fund	$11,925	Pool of US Government Securities
Russell U.S. Growth Fund	277,557	Pool of US Government Securities
Russell U.S. Value Fund	134,326	Pool of US Government Securities
Russell U.S. Small & Mid Cap Fund	330,042	Pool of US Government Securities
Russell Tax-Managed U.S. Large Cap Fund	1,174,393	Pool of US Government Securities
Russell Tax-Managed U.S. Mid & Small Cap Fund	270,062	Pool of US Government Securities
Russell Real Estate Securities Fund	6,709,026	Pool of US Government Securities

4.	Related Party Transactions

The Investment Company Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Russell U.S. Cash Management Fund an unregistered Fund advised by RIMCo. As of January 31, 2010, $1,526,777,594 represents Investment Company Funds in the Russell U.S. Cash Management Fund. In addition, a portion of the collateral received from the Investment Company’s securities lending program in the amount of $950,000,000 is invested in the Russell U.S. Cash Collateral Fund.

214	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2010 (Unaudited)

5.	Federal Income Taxes

At January 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Russell U.S. Core Equity Fund	Russell U.S. Quantitative Equity Fund	Russell U.S. Growth Fund	Russell U.S. Value Fund	Russell U.S. Small & Mid Cap Fund

Cost of Investments	$4,701,644,955	$4,540,930,309	$84,126,119	$163,460,223	$1,673,225,209

Unrealized Appreciation	$225,102,733	$116,101,650	$10,975,422	$10,110,955	$159,367,775
Unrealized Depreciation	(89,217,085)	(60,531,584)	(1,984,237)	(3,754,241)	(45,142,647)

Net Unrealized Appreciation (Depreciation)	$135,885,648	$55,570,066	$8,991,185	$6,356,714	$114,225,128

	Russell International Developed Markets Fund	Russell Global Equity Fund	Russell Emerging Markets Fund	Russell Tax-Managed U.S. Large Cap Fund	Russell Tax-Managed U.S. Mid & Small Cap Fund
Cost of Investments	$4,519,577,920	$1,004,327,873	$1,177,242,258	$315,312,599	$184,038,392

Unrealized Appreciation	$72,932,852	$91,058,236	$270,725,637	$64,645,627	$15,635,536
Unrealized Depreciation	(44,495,355)	(28,326,421)	(39,566,584)	(12,187,442)	(8,054,146)

Net Unrealized Appreciation (Depreciation)	$28,437,497	$62,731,815	$231,159,053	$52,458,185	$7,581,390

	Russell Strategic Bond Fund	Russell Investment Grade Bond Fund	Russell Short Duration Bond Fund	Russell Tax Exempt Bond Fund	Russell Real Estate Securities Fund
Cost of Investments	$8,652,089,650	$1,104,853,928	$654,812,903	$467,829,198	$2,180,483,977

Unrealized Appreciation	$265,684,230	$39,441,521	$17,806,709	$18,287,995	$49,528,850
Unrealized Depreciation	(530,887,186)	(61,868,581)	(8,841,777)	(2,373,148)	(5,924,558)

Net Unrealized Appreciation (Depreciation)	$(265,202,956)	$(22,427,060)	$8,964,932	$15,914,847	$43,604,292

6.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% (10% for the Money Market Fund) in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund’s Schedule of Investments.

Fund - % of Net Assets Securities	Acquistion Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

Russell U.S. Small & Mid Cap Fund - 0.1%
Perceptron, Inc.	03/10/08	216,484	9.98	2,161	682

Russell International Developed Markets Fund - 0.2%
ABC Learning Centres, Ltd.	07/16/08	43,374	0.77	33	21
HON HAI Precision Industry Co., Ltd.	08/27/07	1,789,320	3.15	5,642	7,506

					7,527

Russell Global Equity Fund - 0.1%
Endeavor Financial Corp.	01/29/09	417,425	0.07	27	687
Endeavor Financial Corp.	01/29/09	251,905	2.76	696	158

					845

Notes to Quarterly Report	215

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2010 (Unaudited)

Fund - % of Net Assets Securities	Acquistion Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

Russell Emerging Markets Fund - 1.6%
Corp. Moctezuma SAB de CV	03/01/06	319,163	1.81	578	874
Delta Corp., Ltd.	09/23/09	1,323,859	0.51	675	688
Far Eastern New Century Corp.	10/09/09	1,371,158	0.72	988	1,503
HON HAI Precision Industry Co., Ltd.	11/12/01	1,996,308	3.33	6,653	8,374
Kalina	08/02/06	15,100	42.59	643	272
Magnit OAO	05/16/06	56,529	23.63	1,336	3,844
MDM Bank OAO	09/04/07	1,376,805	1.94	2,664	923
MOL Hungarian Oil and Gas NyRt - ADR	12/19/07	12,898	4.05	52	632
Ramayana Lestari Sentosa Tbk PT	06/28/96	5,547,492	0.08	452	512
Raspadskaya	09/05/08	411,707	3.67	1,510	2,216
Seventh Continent	06/01/06	38,051	27.91	1,062	301

					20,139

Russell Strategic Bond Fund - 2.4%
Anglo American Capital PLC	08/03/09	1,075,000	119.43	1,284	1,302
ARES CLO Funds	01/15/09	13,524,475	73.26	9,907	12,387
Armstrong Loan Funding, Ltd.	05/21/09	3,766,211	—	3,260	3,655
BNP Paribas Capital Trust	06/01/06	3,450,000	112.09	3,867	3,484
Adam Aircraft Term Loan	05/22/07	760,489	96.78	736	8
Bank of Tokyo-Mitsubishi UFJ, Ltd.	01/13/10	3,300,000	99.96	3,299	3,348
Black Diamond CLO, Ltd.	09/11/08	27,750,000	77.57	21,526	24,991
CIT Mortgage Loan Trust	10/05/07	3,021,320	100.00	3,021	2,641
CIT Mortgage Loan Trust	10/05/07	2,100,000	100.00	2,100	932
CIT Mortgage Loan Trust	10/05/07	3,900,000	100.00	3,900	1,472
Chatham Light CLO, Ltd.	11/25/09	3,465,848	90.23	3,127	3,152
College Loan Corp. Trust	08/25/09	200,000,000	80.70	1,614	1,700
Crown Castle Towers LLC	07/29/09	4,255,000	100.00	4,255	4,412
Credit Suisse Mortgage Capital Certificates	09/03/08	8,604,769	68.28	5,875	6,166
DG Funding Trust	11/04/03	479	10,585.30	5,070	4,244
Dexia Credit Local	01/05/10	7,200,000	99.69	7,178	7,266
Fannie Mae REMICS	07/05/06	14,651	0.11	—	—
Fannie Mae REMICS	05/29/07	75,926	99.22	75	70
Fannie Mae REMICS	05/29/07	45,720	95.10	43	41
Fannie Mae REMICS	06/04/07	198,087	109.90	218	178
Fannie Mae REMICS	06/11/07	92,471	104.56	97	88
Fannie Mae REMICS	06/21/07	55,440	108.42	60	49
Ford Credit Floorplan Master Owner Trust	01/06/10	4,220,000	100.00	4,220	4,240
Freddie Mac REMICS	07/07/06	214,194	94.68	203	191
Freddie Mac REMICS	04/13/07	365,306	101.87	372	364
Freddie Mac REMICS	04/23/07	40,539	99.24	40	40
Freddie Mac REMICS	05/29/07	35,417	92.02	33	35
Freddie Mac REMICS	06/21/07	114,988	108.61	125	112
Freddie Mac REMICS	06/22/07	135,082	118.50	160	134
Freddie Mac REMICS	06/26/07	66,727	112.66	75	66
Freddie Mac REMICS	07/17/07	237,178	109.02	259	263
Freddie Mac Strips	12/29/09	22,935,845	9.47	2,173	2,282
GMAC, Inc.	07/28/09	5,375,000	96.18	5,170	5,415
GMAC, Inc.	12/31/08	1,315,000	88.45	1,163	1,315
Gaz Capital SA	01/05/10	4,865,000	109.11	5,308	5,285
Kansas City Southern de Mexico SA de CV	01/07/10	1,800,000	98.55	1,774	1,773
LBG Capital No. 1 PLC	09/22/05	300,000	100.00	300	249
Liberty Mutual Group, Inc.	02/28/07	11,335,000	96.98	10,993	9,748
Lloyds TSB Bank PLC	12/15/09	8,700,000	100.00	8,700	9,643
Lloyds TSB Bank PLC	01/05/10	4,450,000	100.00	4,450	4,424
Nissan Master Owner Trust Receivables	01/27/10	6,300,000	100.00	6,300	6,300
Petroleos Mexicanos	09/10/09	3,490,000	98.86	3,450	3,457
Royal Bank of Scotland Group PLC	08/18/09	18,000,000	99.95	17,992	18,019
TNK-BP Finance SA	10/03/07	3,435,000	98.73	3,391	3,384

216	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2010 (Unaudited)

Fund - % of Net Assets Securities	Acquistion Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

Symetra Financial Corp.	10/04/07	1,200,000	98.66	1,184	1,165
Wells Fargo Home Equity Trust	11/06/08	189,431	91.78	174	186
Westpac Banking Corp.	12/07/09	9,600,000	103.85	9,970	9,955
Westpac Banking Corp.	12/07/09	11,400,000	99.93	11,394	11,410

					181,041

Russell Investment Grade Bond Fund - 0.7%
Bank of Tokyo-Mitsubishi UFJ, Ltd.	01/13/10	460,000	99.99	460	462
Bank of Tokyo-Mitsubishi UFJ, Ltd.	01/13/10	300,000	99.96	300	304
DG Funding Trust	11/04/03	392	10,587.26	4,150	3,473
Depfa ACS Bank	03/08/07	400,000	98.46	394	299
GMAC, Inc.	07/28/09	159,000	54.72	87	150
Glitnir Banki HF	06/12/06	700,000	99.92	699	—
Glitnir Banki HF	07/21/06	270,000	100.00	270	68
Glitnir Banki HF	09/20/07	390,000	99.82	389	98
Kaupthing Bank Hf	05/12/06	100,000	99.72	100	25
Kaupthing Bank Hf	05/12/06	1,210,000	84.53	1,023	296
Kaupthing Bank Hf	04/23/09	1,480,000	99.57	1,474	—
LBG Capital No. 1 PLC	09/22/05	200,000	100.0	200	166
Lloyds TSB Bank PLC	01/05/10	400,000	100.00	400	398
Lloyds TSB Bank PLC	01/05/10	420,000	99.85	419	415
Nordea Bank AB	01/21/10	240,000	99.45	239	238
Petroleos Mexicanos	09/10/09	400,000	98.79	395	396
Santander US Debt SA Unipersonal	01/13/10	400,000	100.00	400	403

					7,191

Russell Short Duration Bond Fund - 1.3%
Bank of Tokyo-Mitsubishi UFJ, Ltd	01/13/10	600,000	99.96	600	609
DG Funding Trust	11/04/03	219	10,537.12	2,308	1,940
Ford Credit Floorplan Master Owner Trust	12/02/09	815,000	100.00	815	819
Gaz Capital SA	01/05/10	800,000	109.16	873	869
Kansas City Southern de Mexico SA de CV	01/07/10	450,000	98.55	443	443
Landmark CDO, Ltd.	12/16/09	919,584	95.07	874	870
MASTR Reperforming Loan Trust	09/28/09	230,147	92.50	213	216
Metropolitan Life Global Funding I	10/17/08	2,000,000	100.00	2,000	1,999
Nissan Master Owner Trust Receivables	01/27/10	1,225,000	100.00	1,225	1,225

					8,990

Russell Money Market Fund - 0.8%
AID to INH Portugal Guaranteed Note	05/06/94	5,000,000	100.94	5,047	5,033

					5,033

Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board.

7.	Subsequent Events

Management has evaluated events or transactions that may have occurred since January 31, 2010 that would merit recognition or disclosure in the Quarterly Report. This evaluation was completed through March 31, 2010, the date the Quarterly Report was issued. During this review nothing was discovered which would required further disclosure within the Quarterly Report.

Notes to Quarterly Report	217

Russell Investment Company

Russell Funds

Shareholder Requests for Additional Information — January 31, 2010 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

218	Shareholder Requests for Additional Information

Russell Investment Company	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

2010 QUARTERLY REPORT

LifePoints® Funds

JANUARY 31, 2010

FUND	SHARE CLASS

Conservative Strategy Fund	A, C, E, R1, R2, R3, S

Moderate Strategy Fund	A, C, E, R1, R2, R3, S

Balanced Strategy Fund	A, C, E, R1, R2, R3, S

Growth Strategy Fund	A, C, E, R1, R2, R3, S

Equity Growth Strategy Fund	A, C, E, R1, R2, R3, S

2010 Strategy Fund	A, E, R1, R2, R3, S

2015 Strategy Fund	R1, R2, R3

2020 Strategy Fund	A, E, R1, R2, R3, S

2025 Strategy Fund	R1, R2, R3

2030 Strategy Fund	A, E, R1, R2, R3, S

2035 Strategy Fund	R1, R2, R3

2040 Strategy Fund	A, E, R1, R2, R3, S

2045 Strategy Fund	R1, R2, R3

2050 Strategy Fund	R1, R2, R3

In Retirement Fund	R1, R2, R3

Russell Investment Company

Russell Investment Company is a series investment company with 37 different investment portfolios referred to as Funds. This Quarterly Report reports on 15 of these Funds.

Russell Investment Company

LifePoints® Funds

Quarterly Report

January 31, 2010 (Unaudited)

Russell Investment Company - LifePoints® Funds.

Copyright © Russell Investments 2010. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc. member FINRA, part of Russell Investments.

Russell Investment Company

Conservative Strategy Fund

Schedule of Investments — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 99.8%
Other Russell Investment Company Series Mutual Funds

Bonds - 80.5%
Russell Short Duration Bond Fund	5,832,638	110,937
Russell Strategic Bond Fund	31,805,272	333,637

		444,574

Domestic Equities - 13.6%
Russell Real Estate Securities Fund	567,872	16,065
Russell U.S. Core Equity Fund	1,362,636	31,913
Russell U.S. Quantitative Equity Fund	1,075,036	26,790

		74,768

International Equities - 5.7%
Russell Global Equity Fund	1,423,593	10,591
Russell International Developed Markets Fund	749,924	21,103

		31,694

Total Investments - 99.8% (identified cost $540,657)		551,036

Other Assets and Liabilities, Net - 0.2%		986

Net Assets - 100.0%		552,022

See accompanying notes which are an integral part of this quarterly report.

Conservative Strategy Fund	3

Russell Investment Company

Moderate Strategy Fund

Schedule of Investments — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.1%
Other Russell Investment Company Series Mutual Funds

Bonds - 61.7%
Russell Strategic Bond Fund	58,345,380	612,043

Domestic Equities - 25.1%
Russell Real Estate Securities Fund	1,020,248	28,863
Russell U.S. Core Equity Fund	4,076,063	95,461
Russell U.S. Quantitative Equity Fund	3,874,584	96,555
Russell U.S. Small & Mid Cap Fund	1,640,160	28,637

		249,516

International Equities - 13.3%
Russell Emerging Markets Fund	1,125,488	18,829
Russell Global Equity Fund	3,833,287	28,520
Russell International Developed Markets Fund	3,021,152	85,015

		132,364

Total Investments - 100.1% (identified cost $1,037,956)		993,923

Other Assets and Liabilities, Net - (0.1%)		(983)

Net Assets - 100.0%		992,940

See accompanying notes which are an integral part of this quarterly report.

4	Moderate Strategy Fund

Russell Investment Company

Balanced Strategy Fund

Schedule of Investments — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 40.7%
Russell Strategic Bond Fund	164,083,741	1,721,239

Domestic Equities - 38.9%
Russell Real Estate Securities Fund	7,509,124	212,433
Russell U.S. Core Equity Fund	26,824,157	628,222
Russell U.S. Quantitative Equity Fund	25,421,426	633,502
Russell U.S. Small & Mid Cap Fund	9,681,985	169,047

		1,643,204

International Equities - 20.4%
Russell Emerging Markets Fund	7,465,525	124,898
Russell Global Equity Fund	22,384,637	166,542
Russell International Developed Markets Fund	20,364,400	573,054

		864,494

Total Investments - 100.0% (identified cost $4,637,692)		4,228,937

Other Assets and Liabilities, Net - (0.0%)		(696)

Net Assets - 100.0%		4,228,241

See accompanying notes which are an integral part of this quarterly report.

Balanced Strategy Fund	5

Russell Investment Company

Growth Strategy Fund

Schedule of Investments — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 20.4%
Russell Strategic Bond Fund	55,732,066	584,629

Domestic Equities - 53.1%
Russell Real Estate Securities Fund	6,075,578	171,878
Russell U.S. Core Equity Fund	25,628,848	600,228
Russell U.S. Quantitative Equity Fund	23,066,360	574,814
Russell U.S. Small & Mid Cap Fund	9,842,357	171,847

		1,518,767

International Equities - 26.5%
Russell Emerging Markets Fund	6,735,252	112,681
Russell Global Equity Fund	22,916,237	170,497
Russell International Developed Markets Fund	16,891,474	475,326

		758,504

Total Investments - 100.0% (identified cost $3,368,858)		2,861,900

Other Assets and Liabilities, Net - (0.0%)		(480)

Net Assets - 100.0%		2,861,420

See accompanying notes which are an integral part of this quarterly report.

6	Growth Strategy Fund

Russell Investment Company

Equity Growth Strategy Fund

Schedule of Investments — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 99.9%
Other Russell Investment Company Series Mutual Funds

Domestic Equities - 65.2%
Russell Real Estate Securities Fund	3,307,590	93,572
Russell U.S. Core Equity Fund	14,827,190	347,253
Russell U.S. Quantitative Equity Fund	13,452,153	335,228
Russell U.S. Small & Mid Cap Fund	5,350,146	93,413

		869,466

International Equities - 34.7%
Russell Emerging Markets Fund	3,931,416	65,773
Russell Global Equity Fund	12,534,068	93,253
Russell International Developed Markets Fund	10,761,602	302,831

		461,857

Total Investments - 99.9% (identified cost $1,634,768)		1,331,323

Other Assets and Liabilities, Net - 0.1%		1,789

Net Assets - 100.0%		1,333,112

See accompanying notes which are an integral part of this quarterly report.

Equity Growth Strategy Fund	7

Russell Investment Company

2010 Strategy Fund

Schedule of Investments — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 68.5%
Russell Short Duration Bond Fund	319,459	6,076
Russell Strategic Bond Fund	4,354,311	45,677

		51,753

Domestic Equities - 20.9%
Russell Real Estate Securities Fund	79,579	2,251
Russell U.S. Core Equity Fund	260,433	6,099
Russell U.S. Quantitative Equity Fund	245,520	6,119
Russell U.S. Small & Mid Cap Fund	76,525	1,336

		15,805

International Equities - 10.6%
Russell Emerging Markets Fund	53,399	893
Russell Global Equity Fund	260,826	1,940
Russell International Developed Markets Fund	185,452	5,219

		8,052

Total Investments - 100.0% (identified cost $74,304)		75,610

Other Assets and Liabilities, Net - (0.0%)		(11)

Net Assets - 100.0%		75,599

See accompanying notes which are an integral part of this quarterly report.

8	2010 Strategy Fund

Russell Investment Company

2015 Strategy Fund

Schedule of Investments — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.1%
Other Russell Investment Company Series Mutual Funds

Bonds - 58.4%
Russell Strategic Bond Fund	1,070,694	11,232

Domestic Equities - 27.1%
Russell Real Estate Securities Fund	21,697	614
Russell U.S. Core Equity Fund	85,291	1,997
Russell U.S. Quantitative Equity Fund	80,359	2,003
Russell U.S. Small & Mid Cap Fund	33,712	589

		5,203

International Equities - 14.6%
Russell Emerging Markets Fund	24,094	403
Russell Global Equity Fund	79,253	589
Russell International Developed Markets Fund	64,276	1,809

		2,801

Total Investments - 100.1% (identified cost $17,647)		19,236

Other Assets and Liabilities, Net - (0.1%)		(14)

Net Assets - 100.0%		19,222

See accompanying notes which are an integral part of this quarterly report.

2015 Strategy Fund	9

Russell Investment Company

2020 Strategy Fund

Schedule of Investments — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 49.1%
Russell Strategic Bond Fund	8,987,542	94,279

Domestic Equities - 33.3%
Russell Real Estate Securities Fund	281,733	7,970
Russell U.S. Core Equity Fund	1,044,224	24,456
Russell U.S. Quantitative Equity Fund	991,380	24,705
Russell U.S. Small & Mid Cap Fund	387,596	6,768

		63,899

International Equities - 17.6%
Russell Emerging Markets Fund	288,999	4,835
Russell Global Equity Fund	905,698	6,738
Russell International Developed Markets Fund	793,778	22,337

		33,910

Total Investments - 100.0% (identified cost $191,841)		192,088

Other Assets and Liabilities, Net - (0.0%)		(40)

Net Assets - 100.0%		192,048

See accompanying notes which are an integral part of this quarterly report.

10	2020 Strategy Fund

Russell Investment Company

2025 Strategy Fund

Schedule of Investments — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.1%
Other Russell Investment Company Series Mutual Funds

Bonds - 33.6%
Russell Strategic Bond Fund	642,158	6,737

Domestic Equities - 43.6%
Russell Real Estate Securities Fund	37,857	1,071
Russell U.S. Core Equity Fund	143,976	3,372
Russell U.S. Quantitative Equity Fund	135,534	3,377
Russell U.S. Small & Mid Cap Fund	53,538	935

		8,755

International Equities - 22.9%
Russell Emerging Markets Fund	39,773	665
Russell Global Equity Fund	125,714	935
Russell International Developed Markets Fund	106,305	2,992

		4,592

Total Investments - 100.1% (identified cost $18,713)		20,084

Other Assets and Liabilities, Net - (0.1%)		(14)

Net Assets - 100.0%		20,070

See accompanying notes which are an integral part of this quarterly report.

2025 Strategy Fund	11

Russell Investment Company

2030 Strategy Fund

Schedule of Investments — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 13.8%
Russell Strategic Bond Fund	2,050,020	21,504

Domestic Equities - 56.8%
Russell Real Estate Securities Fund	350,290	9,910
Russell U.S. Core Equity Fund	1,472,332	34,482
Russell U.S. Quantitative Equity Fund	1,391,739	34,682
Russell U.S. Small & Mid Cap Fund	562,310	9,818

		88,892

International Equities - 29.4%
Russell Emerging Markets Fund	401,173	6,712
Russell Global Equity Fund	1,318,688	9,811
Russell International Developed Markets Fund	1,047,447	29,475

		45,998

Total Investments - 100.0% (identified cost $165,104)		156,394

Other Assets and Liabilities, Net - (0.0%)		(26)

Net Assets - 100.0%		156,368

See accompanying notes which are an integral part of this quarterly report.

12	2030 Strategy Fund

Russell Investment Company

2035 Strategy Fund

Schedule of Investments — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.1%
Other Russell Investment Company Series Mutual Funds

Bonds - 10.1%
Russell Strategic Bond Fund	108,892	1,142

Domestic Equities - 59.1%
Russell Real Estate Securities Fund	25,943	734
Russell U.S. Core Equity Fund	110,582	2,590
Russell U.S. Quantitative Equity Fund	104,082	2,594
Russell U.S. Small & Mid Cap Fund	41,765	729

		6,647

International Equities - 30.9%
Russell Emerging Markets Fund	30,191	505
Russell Global Equity Fund	97,996	729
Russell International Developed Markets Fund	79,588	2,240

		3,474

Total Investments - 100.1% (identified cost $10,558)		11,263

Other Assets and Liabilities, Net - (0.1%)		(12)

Net Assets - 100.0%		11,251

See accompanying notes which are an integral part of this quarterly report.

2035 Strategy Fund	13

Russell Investment Company

2040 Strategy Fund

Schedule of Investments — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 10.6%
Russell Strategic Bond Fund	1,227,755	12,879

Domestic Equities - 58.8%
Russell Real Estate Securities Fund	278,209	7,870
Russell U.S. Core Equity Fund	1,180,611	27,650
Russell U.S. Quantitative Equity Fund	1,116,364	27,820
Russell U.S. Small & Mid Cap Fund	446,833	7,802

		71,142

International Equities - 30.6%
Russell Emerging Markets Fund	321,819	5,384
Russell Global Equity Fund	1,046,213	7,784
Russell International Developed Markets Fund	848,665	23,881

		37,049

Total Investments - 100.0% (identified cost $126,393)		121,070

Other Assets and Liabilities, Net - (0.0%)		(23)

Net Assets - 100.0%		121,047

See accompanying notes which are an integral part of this quarterly report.

14	2040 Strategy Fund

Russell Investment Company

2045 Strategy Fund

Schedule of Investments — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.2%
Other Russell Investment Company Series Mutual Funds

Bonds - 10.3%
Russell Strategic Bond Fund	62,365	654

Domestic Equities - 59.0%
Russell Real Estate Securities Fund	14,603	413
Russell U.S. Core Equity Fund	61,945	1,451
Russell U.S. Quantitative Equity Fund	58,374	1,455
Russell U.S. Small & Mid Cap Fund	23,424	409

		3,728

International Equities - 30.9%
Russell Emerging Markets Fund	16,955	284
Russell Global Equity Fund	54,987	409
Russell International Developed Markets Fund	44,681	1,257

		1,950

Total Investments - 100.2% (identified cost $6,013)		6,332

Other Assets and Liabilities, Net - (0.2%)		(11)

Net Assets - 100.0%		6,321

See accompanying notes which are an integral part of this quarterly report.

2045 Strategy Fund	15

Russell Investment Company

2050 Strategy Fund

Schedule of Investments — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.1%
Other Russell Investment Company Series Mutual Funds

Bonds - 10.2%
Russell Strategic Bond Fund	130,762	1,372

Domestic Equities - 59.0%
Russell Real Estate Securities Fund	30,894	874
Russell U.S. Core Equity Fund	131,339	3,076
Russell U.S. Quantitative Equity Fund	123,623	3,081
Russell U.S. Small & Mid Cap Fund	49,694	867

		7,898

International Equities - 30.9%
Russell Emerging Markets Fund	35,864	600
Russell Global Equity Fund	116,662	868
Russell International Developed Markets Fund	94,871	2,670

		4,138

Total Investments - 100.1% (identified cost $11,213)		13,408

Other Assets and Liabilities, Net - (0.1%)		(12)

Net Assets - 100.0%		13,396

See accompanying notes which are an integral part of this quarterly report.

16	2050 Strategy Fund

Russell Investment Company

In Retirement Fund

Schedule of Investments — January 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.2%
Other Russell Investment Company Series Mutual Funds

Bonds - 68.7%
Russell Short Duration Bond Fund	20,277	386
Russell Strategic Bond Fund	276,285	2,898

		3,284

Domestic Equities - 20.9%
Russell Real Estate Securities Fund	5,045	143
Russell U.S. Core Equity Fund	16,489	386
Russell U.S. Quantitative Equity Fund	15,551	387
Russell U.S. Small & Mid Cap Fund	4,845	85

		1,001

International Equities - 10.6%
Russell Emerging Markets Fund	3,385	57
Russell Global Equity Fund	16,404	122
Russell International Developed Markets Fund	11,637	327

		506

Total Investments - 100.2% (identified cost $4,252)		4,791

Other Assets and Liabilities, Net - (0.2%)		(9)

Net Assets - 100.0%		4,782

See accompanying notes which are an integral part of this quarterly report.

In Retirement Fund	17

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report — January 31, 2010 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 37 different investment portfolios referred to as Funds. This Quarterly Report reports on 15 of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated October 1, 2008. The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Target Portfolio Funds

The Funds seek to achieve their objective by investing in shares of certain of the Investment Company’s Funds (the “Underlying Funds”) as set forth in the table below. Russell Investment Management Company (“RIMCo”) is the Funds’ adviser and may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Funds invest from time to time based on strategic capital markets research or on factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Any modification in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. In the future, the Funds may also invest in other funds which are not currently Underlying Funds.

	Asset Allocation Targets as of March 1, 2009 through February 28, 2010
Underlying Funds	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Bonds
Russell Short Duration Bond Fund	20%	—%	—%	—%	—%
Russell Strategic Bond Fund	60	60	40	20	—
Domestic Equities
Russell Real Estate Securities Fund	3	3	5	6	7
Russell U.S. Core Equity Fund	6	10	15	21	26
Russell U.S. Quantitative Equity Fund	5	10	15	20	25
Russell U.S. Small & Mid Cap Fund	—	3	4	6	7
International Equities
Russell Emerging Markets Fund	—	2	3	4	5
Russell Global Equity Fund	2	3	4	6	7
Russell International Developed Markets Fund	4	9	14	17	23

	100%	100%	100%	100%	100%

	Asset Allocation Targets as of March 1, 2010
Underlying Funds	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Bonds
Russell Investment Grade Bond Fund	20%	20%	—%	—%	—%
Russell Short Duration Bond Fund	20	—	—	—	—
Russell Strategic Bond Fund	40	40	40	20	—
Domestic Equities
Russell Real Estate Securities Fund	3	3	5	6	7
Russell U.S. Core Equity Fund	4	8	13	18	23
Russell U.S. Quantitative Equity Fund	4	9	13	17	22
Russell U.S. Small & Mid Cap Fund	—	3	4	6	7
International Equities
Russell Emerging Markets Fund	—	2	3	4	5
Russell Global Equity Fund	5	6	8	10	13
Russell International Developed Markets Fund	4	9	14	19	23

	100%	100%	100%	100%	100%

Target Date Funds

Each of the Funds listed in the table below seeks to achieve its objective by investing in Shares of certain of the Underlying Funds. The allocation of these Funds’ assets to the Underlying Funds in which they invest will become more conservative over time. At approximately the target year, the target allocations of each Fund to the Underlying Funds will be fixed at 68% exposure to the underlying fixed income funds and 32% exposure to underlying equity funds. This means 32% of your investment will be exposed to equity markets, and the risks of such exposure, while in retirement. Once a Fund (other than the In Retirement Fund)

18	Notes to Quarterly Report

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2010 (Unaudited)

reaches its target year it may, depending on the facts and circumstances at the time and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated. Currently, RIMCo will manage each Fund according to its target asset allocation strategy and will not trade actively among Underlying Funds or attempt to capture short-term market opportunities. However, RIMCO may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Any modification in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. In addition, the Funds may in the future invest in other funds which are not currently Underlying Funds.

	Asset Allocation Targets as of March 1, 2009 through February 28, 2010
Underlying Funds	2010 Strategy Fund	2015 Strategy Fund	2020 Strategy Fund	2025 Strategy Fund	2030 Strategy Fund

Bonds
Russell Short Duration Bond Fund	6%	—%	—%	—%	—%
Russell Strategic Bond Fund	60	56	45	30	10
Domestic Equities
Russell Real Estate Securities Fund	3	4	4	5	6
Russell U.S. Core Equity Fund	9	11	14	18	23
Russell U.S. Quantitative Equity Fund	9	11	13	18	23
Russell U.S. Small & Mid Cap Fund	2	3	4	5	6
International Equities
Russell Emerging Markets Fund	1	2	3	4	5
Russell Global Equity Fund	3	3	4	5	7
Russell International Developed Markets Fund	7	10	13	15	20

	100%	100%	100%	100%	100%

	Asset Allocation Targets as of March 1, 2009 through February 28, 2010
Underlying Funds	2035 Strategy Fund	2040 Strategy Fund	2045 Strategy Fund	2050 Strategy Fund	In Retirement Fund

Bonds
Russell Short Duration Bond Fund	—%	—%	—%	—%	8%
Russell Strategic Bond Fund	10	10	10	10	60
Domestic Equities
Russell Real Estate Securities Fund	6	6	6	6	3
Russell U.S. Core Equity Fund	23	23	23	23	8
Russell U.S. Quantitative Equity Fund	23	23	23	23	8
Russell U.S. Small & Mid Cap Fund	6	6	6	6	2
International Equities
Russell Emerging Markets Fund	5	5	5	5	1
Russell Global Equity Fund	7	7	7	7	3
Russell International Developed Markets Fund	20	20	20	20	7

	100%	100%	100%	100%	100%

	Asset Allocation Targets as of March 1, 2010
Underlying Funds	2010 Strategy Fund	2015 Strategy Fund	2020 Strategy Fund	2025 Strategy Fund	2030 Strategy Fund

Bonds
Russell Investment Grade Bond Fund	20%	18%	8%	—%	—%
Russell Short Duration Bond Fund	8	—	—	—	—
Russell Strategic Bond Fund	40	40	40	33	13
Domestic Equities
Russell Real Estate Securities Fund	3	3	4	5	6
Russell U.S. Core Equity Fund	6	9	11	15	20
Russell U.S. Quantitative Equity Fund	7	9	11	14	19
Russell U.S. Small & Mid Cap Fund	2	3	4	5	6
International Equities
Russell Emerging Markets Fund	1	2	3	3	4
Russell Global Equity Fund	6	6	7	9	11
Russell International Developed Markets Fund	7	10	12	16	21

	100%	100%	100%	100%	100%

Notes to Quarterly Report	19

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2010 (Unaudited)

	Asset Allocation Targets as of March 1, 2010
Underlying Funds	2035 Strategy Fund	2040 Strategy Fund	2045 Strategy Fund	2050 Strategy Fund	In Retirement Fund

Bonds
Russell Investment Grade Bond Fund	—%	—%	—%	—%	20%
Russell Short Duration Bond Fund	—	—	—	—	8
Russell Strategic Bond Fund	10	10	10	10	40
Domestic Equities
Russell Real Estate Securities Fund	6	6	6	6	3
Russell U.S. Core Equity Fund	21	21	23	21	6
Russell U.S. Quantitative Equity Fund	19	19	23	19	7
Russell U.S. Small & Mid Cap Fund	6	6	6	6	2
International Equities
Russell Emerging Markets Fund	5	5	5	5	1
Russell Global Equity Fund	12	12	7	12	6
Russell International Developed Markets Fund	21	21	20	21	7

	100%	100%	100%	100%	100%

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with accounting principles generally accepted in the United Sates of America (“GAAP”) for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund. Generally, Underlying Fund portfolio securities are valued at the close of the principal exchange on which they are traded.

Fair value of securities is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices (unadjusted) in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The levels associated with valuing the Funds’ investments for the period ended January 31, 2010 were level one for all Funds.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

20	Notes to Quarterly Report

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2010 (Unaudited)

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Federal Income Taxes

At January 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Cost of Investments	$544,954,009	$1,048,872,963	$4,723,270,364	$3,401,863,985	$1,693,687,426

Unrealized Appreciation	8,163,106	6,272,332	71,929,515	45,371,883	28,178,502
Unrealized Depreciation	(2,080,729)	(61,221,932)	(566,263,012)	(585,335,878)	(390,542,660)

Net Unrealized Appreciation (Depreciation)	$6,082,377	$(54,949,600)	$(494,333,497)	$(539,963,995)	$(362,364,158)

	2010 Strategy Fund	2015 Strategy Fund	2020 Strategy Fund	2025 Strategy Fund	2030 Strategy Fund
Cost of Investments	$75,550,214	$17,744,924	$195,702,978	$18,854,074	$167,477,284

Unrealized Appreciation	109,799	1,490,621	72,745,782	1,229,459	1,602,460
Unrealized Depreciation	(49,548)	—	(76,360,600)	—	(12,685,426)

Net Unrealized Appreciation (Depreciation)	$60,251	$1,490,621	$(3,614,818)	$1,229,459	$(11,082,966)

	2035 Strategy Fund	2040 Strategy Fund	2045 Strategy Fund	2050 Strategy Fund	In Retirement Fund
Cost of Investments	$10,677,602	$127,695,453	$6,088,862	$11,331,084	$4,271,191

Unrealized Appreciation	585,173	1,222,038	243,926	2,076,510	519,860
Unrealized Depreciation	—	(7,847,106)	(959)	—	—

Net Unrealized Appreciation (Depreciation)	$585,173	$(6,625,068)	$242,967	$2,076,510	$519,860

4.	Subsequent Events

Management has evaluated events or transactions that may have occurred since January 31, 2010 that would merit recognition or disclosure in the Quarterly Report. This evaluation was completed through March 31, 2010, the date the Quarterly Report was issued. During this review nothing was discovered which would required further disclosure within the Quarterly Report.

Notes to Quarterly Report	21

Russell Investment Company

LifePoints® Funds

Shareholder Requests for Additional Information — January 31, 2010 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

22	Shareholder Requests for Additional Information

Russell Investment Company	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

Item 2.	Controls and Procedures

(a)  Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b)  There were no material changes in Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a)  Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh Principal Executive Officer and Chief Executive Officer

Date: March 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh Principal Executive Officer and Chief Executive Officer

Date: March 31, 2010

By:	/s/ Mark E. Swanson
Mark E. Swanson Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: March 31, 2010